Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  85
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  156
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2006 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(R)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2006


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?


EQUI-VEST(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options"). The contract may not currently be available in all states.



--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation*           o EQ/Caywood-Scholl High Yield Bond
o AXA Conservative-Plus Allocation*      o EQ/Evergreen International Bond
o AXA Premier VIP Core Bond              o EQ/JPMorgan Core Bond
o AXA Premier VIP High Yield             o EQ/Long Term Bond
o EQ/Alliance Intermediate Government    o EQ/Money Market
  Securities                             o EQ/PIMCO Real Return
o EQ/Alliance Quality Bond               o EQ/Short Duration Bond
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/Evergreen Omega
o AXA Moderate-Plus Allocation*          o EQ/FI Mid Cap
o AXA Premier VIP Aggressive Equity      o EQ/FI Mid Cap Value
o AXA Premier VIP Health Care            o EQ/GAMCO Mergers and Acquisitions
o AXA Premier VIP Large Cap Core         o EQ/GAMCO Small Company Value
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/JPMorgan Value Opportunities
o AXA Premier VIP Large Cap Value        o EQ/Lazard Small Cap Value
o AXA Premier VIP Mid Cap Growth         o EQ/Legg Mason Value Equity
o AXA Premier VIP Mid Cap Value          o EQ/Lord Abbett Growth and Income
o AXA Premier VIP Technology             o EQ/Lord Abbett Large Cap Core
o EQ/Alliance Common Stock               o EQ/Lord Abbett Mid Cap Value
o EQ/Alliance Growth and Income          o EQ/Marsico Focus
o EQ/Alliance Large Cap Growth           o EQ/Mercury Basic Value Equity
o EQ/Alliance Small Cap Growth           o EQ/MFS Emerging Growth Companies
o EQ/Ariel Appreciation II               o EQ/MFS Investors Trust
o EQ/Bear Stearns Small Company          o EQ/Montag & Caldwell Growth
  Growth                                 o EQ/Small Company Index
o EQ/Bernstein Diversified Value         o EQ/TCW Equity
o EQ/Boston Advisors Equity Income       o EQ/UBS Growth and Income
o EQ/Calvert Socially Responsible        o EQ/Van Kampen Comstock
o EQ/Capital Guardian Growth             o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian Research           o EQ/Wells Fargo Montgomery Small Cap
o EQ/Capital Guardian U.S. Equity        o Laudus Rosenberg VIT Value Long/
o EQ/Equity 500 Index                      Short Equity
                                         o U.S. Real Estate - Class II
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/International Growth
o EQ/Alliance International              o EQ/Mercury International Value
o EQ/Capital Guardian International      o EQ/Van Kampen Emerging Markets
                                           Equity
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation*
--------------------------------------------------------------------------------



*     The AXA Allocation portfolios.


You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust, EQ Advisors Trust, The Universal Institutional Funds, Inc., or Laudus Variable Insurance Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract holders we offer different "series" of contracts for use as:

o  A nonqualified annuity ("NQ") for after-tax contributions only.

o  An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.


A minimum contribution is required to purchase a contract:

For IRAs, $20 or $50 (depending on contract series);

For NQ Contracts, $1,000 ($50 if under payroll deduction plan);

For existing contract owners only (these contracts are not available for new purchasers):

o A traditional IRA as a conduit to hold rollover distributions ("QP IRA") from a qualified plan or a Tax-Sheltered Annuity ("TSA"). QP IRA (series 100-400) and Roth Advantage Contracts (series 500) .

Minimum additional rollover amounts required for QP IRA:
For series 100 and 200, $1,000,

For series 300 and 400, $2,500.

o  Original contracts (see Appendix I)


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2006 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling 1
(800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http:// www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                         X01237
                                                                 Series 100-500

Although this prospectus is primarily designed for potential purchasers of the contract in Pennsylvania (series 300 IRA and NQ) and in Oregon (series 100 IRA and NQ), you may have previously purchased a contract in these and other states and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. 2For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract, and for "original contracts" information, see Appendix I.

Contents of this prospectus
--------------------------------------------------------------------------------

EQUI-VEST(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
EQUI-VEST(R) at a glance -- key features                                    10

--------------------------------------------------------------------------------
FEE TABLE                                                                   13
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Examples                                                                    16

Examples: EQUI-VEST(R) series 100 and 200 contracts--
     For IRA contracts                                                      18
Examples: EQUI-VEST(R) series 100 and 200 contracts--
     For NQ contracts                                                       20

Examples: EQUI-VEST(R) series 300 contracts                                 22
Examples: EQUI-VEST(R) series 400 contracts                                 24
Examples: EQUI-VEST(R) series 500 contracts                                 26
Condensed financial information                                             28

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           29
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        29
Owner and annuitant requirements                                            30
How you can make your contributions                                         30
What are your investment options under the contract?                        31
Portfolios of the Trusts                                                    32
Selecting your investment method                                            37
Allocating your contributions                                               38
Your right to cancel within a certain number of days                        38

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        39
--------------------------------------------------------------------------------
Your account value and cash value                                           39
Your contract's value in the variable investment options                    39
Your contract's value in the guaranteed interest option                     39
Your contract's value in the fixed maturity options                         39

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
     OPTIONS                                                                40
--------------------------------------------------------------------------------
Transferring your account value                                             40
Disruptive transfer activity                                                40
Automatic transfer options                                                  41
Investment simplifier                                                       41
Rebalancing your account value                                              42

----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

                                                  Contents of this prospectus  3

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4. ACCESSING YOUR MONEY                                                     43
--------------------------------------------------------------------------------
Withdrawing your account value                                              43
How withdrawals are taken from your account value                           44
Surrender of your contract to receive its cash value                        44
Termination                                                                 44
When to expect payments                                                     44
Your annuity payout options                                                 44

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     47
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          47
Charges under the contracts                                                 47
Charges that the Trusts deduct                                              51
Group or sponsored arrangements                                             51
Other distribution arrangements                                             51

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 52
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     52
How death benefit payment is made                                           52
Beneficiary continuation option for traditional IRA,
     QP IRA, Roth IRA and Roth Advantage contracts                          53
Beneficiary continuation option for series 400 NQ contracts only            53

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          55
--------------------------------------------------------------------------------
Overview                                                                    55
Buying a contract to fund a retirement arrangement                          55
Transfers among investment options                                          55
Taxation of nonqualified annuities                                          55
Individual retirement arrangements ("IRAs")                                 57
Roth individual retirement annuities ("Roth IRAs")                          63
Federal and state income tax withholding and
     information reporting                                                  68
Impact of taxes to AXA Equitable                                            68

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8. MORE INFORMATION                                                         69
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About our Separate Account A                                                69
About the Trusts                                                             0
About our fixed maturity options                                            69
About the general account                                                   70
About other methods of payment                                              71
Dates and prices at which contract events occur                             71
About your voting rights                                                    71

About legal proceedings                                                     72

Financial statements                                                        72
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   72
Distribution of the contracts                                               72

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9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           74
--------------------------------------------------------------------------------

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APPENDICES
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I -- Original Contracts                                                    I-1
II -- Condensed financial information                                     II-1
III -- Market value adjustment example                                   III-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this prospectus

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                      Page
   account value                                        39
   annuitant                                            29
   annuity payout options                               44
   beneficiary                                          52
   beneficiary continuation option                      53
   business day                                         71
   cash value                                           39
   conduit IRA                                          61
   contract date                                        11
   contract date anniversary                            11
   contract year                                        11
   contributions                                        29
   contributions to Roth IRAs                           63
    regular contribution                                63
    rollovers and transfers                             63
    conversion contributions                            64
   contributions to traditional IRAs                    58
    regular contributions                               58
    rollovers and transfers                             59
   disruptive transfer activity                         40
   EQAccess                                              8
   fixed maturity amount                                36
   fixed maturity options                               36
   guaranteed interest option                           36
   Inherited annuity                                    53
   IRA                                           cover, 57
   IRS                                                  55
   investment options                            cover, 31
   market adjusted amount                               36
   market timing                                        40
   market value adjustment                              36
   maturity value                                       36
   NQ                                            cover, 44
   Original contracts                        6, appendix I
   portfolio                                         cover
   processing office                                     8
   QP IRAs                                           cover
   rate to maturity                                     36
   Required Beginning Date                              61
   Roth Advantage                                        6
   Roth IRA                                      cover, 63
   SAI                                               cover
   SEC                                               cover
   TOPS                                                  8
   traditional IRA                               cover, 58
   Trusts                                        cover, 69
   unit                                                 39
   unit investment trust                                69
   variable investment options                   cover, 31


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
 Prospectus                     Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
--------------------------------------------------------------------------------


                                                Index of key words and phrases 5

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss five series of contracts. However, only two are available for new purchasers. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

------------------------------------------------------------------------------------------------------------------------------------
o  NQ, traditional IRA, and QP IRA contracts issued before January 3, 1994; and     series 100
o  Roth IRA contracts converted from such IRA and QP IRA contracts.                 This series is available only for new purchasers
                                                                                    in OR and is no longer available for new
                                                                                    purchasers of QP IRA contracts. Information on
                                                                                    QP IRA is provided for our existing contract
                                                                                    owners only.
------------------------------------------------------------------------------------------------------------------------------------
o  Certain NQ, traditional IRA and QP IRA contracts issued on or after              series 200
   August 17, 1995.                                                                 This series is no longer available for new
o  Roth IRA contracts converted from such traditional IRA and QP IRA contracts.     purchasers. Information in this prospectus on
                                                                                    this series is provided for our existing
                                                                                    contract owners only.
------------------------------------------------------------------------------------------------------------------------------------
o  NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after           series 300
   January 3, 1994 and before the date series 400 contracts became available in     This series is available only for new purchasers
   a state; and                                                                     in PA and is no longer available for new
o  Roth IRA contracts converted from such traditional IRA and QP IRA contracts.     purchasers of QP IRA contracts. Information on
                                                                                    QP IRA is provided for our existing contract
                                                                                    owners only.
------------------------------------------------------------------------------------------------------------------------------------
o  NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after           series 400
   July 10, 1995 in states where approved; and                                      This series is no longer available for new
o  Roth IRA contracts converted from such traditional IRA and QP IRA contracts.     purchasers. Information in this prospectus on
                                                                                    this series is provided for our existing
                                                                                    contract owners only.
------------------------------------------------------------------------------------------------------------------------------------
o   Roth Advantage contracts                                                        series 500
                                                                                    This series is no longer available for new
                                                                                    purchasers. Information in this prospectus on
                                                                                    this series is provided for our existing
                                                                                    contract owners only.
------------------------------------------------------------------------------------------------------------------------------------

We also have contracts that we refer to as "Original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix I, which will be referenced throughout this prospectus when it applies.

6 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  7

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------


AXA Equitable
EQUI-VEST(R)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


AXA Equitable
JPMorgan Chase
4 Chase Metrotech Center
NY Remit One Image Lockbox #13459
7th Floor
Brooklyn, NY 11245-0001
Attn: Extraction Supervisor, (718) 242-2992


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
1 MONY Plaza
Syracuse, NY 13202

--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
EQUI-VEST(R)
Unit Annuity Collections
P.O. Box 13463
Newark, NJ 07188-0463



--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------



AXA Equitable
JPMorgan Chase
4 Chase Metrotech Center
NY Remit One Image Lockbox #13463
7th Floor
Brooklyn, NY 11245-0001
Attn: Extraction Supervisor, (718) 242-2992


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option; and

o change your TOPS personal identification number (PIN) and your EQ/Access password.

Under TOPS only you can:

o  elect the investment simplifier.

Under EQAccess only you can:

o  make a contribution to your IRA or NQ annuity contract;

o  elect to receive certain contract statements electronically;

o  change your address; and

o  access "Frequently Asked Questions" and certain service forms.


"TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our website at


8  Who is AXA Equitable?

http://www.axaonline.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable."


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  conversion of your traditional IRA contract to a Roth IRA contract;

(2) cancellation of your Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)  election of the automatic investment program;

(4)  election of the investment simplifier;

(5)  election of the automatic deposit service;

(6)  election of the rebalancing program;

(7)  election of the required minimum distribution automatic withdrawal option;

(8)  election of the beneficiary continuation option;

(9)  election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers among investment options;

(4)  change of ownership; and

(5)  contract surrender and withdrawal requests.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.

                                                        Who is AXA Equitable?  9

EQUI-VEST(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Professional investment       EQUI-VEST(R) variable investment options invest in different portfolios managed by professional
management                    investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest option    o  Principal and interest guarantees
                              o  Interest rates set periodically
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options        o  10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 (1 to 7 in Oregon) years.
                              o  Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                              ------------------------------------------------------------------------------------------------------
                              If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages                o  On earnings inside the  No tax until you make withdrawals from your contract or receive annuity
                                 contract                payments.

                              o  On transfers inside     No tax on transfers among investment options.
                                 the contract

                              ------------------------------------------------------------------------------------------------------
                              If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                              Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information"
                              later in this prospectus.)
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts          For new purchasers:
                              o  NQ:
                                 $1,000 (initial) or $50 (initial for payroll deduction); $50 (additional).
                              o  traditional IRA and Roth IRA:
                                 --series 100 - $20 (initial and additional);
                                 --series 300 - $50 (initial and additional).
                              For existing contract owners:
                              o  traditional IRA, Roth IRA and Roth Advantage:
                                 --series 100 and 200 - $20 (additional only);
                                 --series 300, 400 and 500 - $50 (additional only).
                              o  QP IRA:
                                 --series 100 and 200 -- $1,000 each additional rollover amount;
                                 --series 300 and 400 -- $2,500 each additional rollover amount.
                                 A maximum contribution limitation of $1.5 million generally applies.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money          o  Partial withdrawals
                              o  Several withdrawal options on a periodic basis
                              o  Contract surrender
                                 You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
------------------------------------------------------------------------------------------------------------------------------------
Payout options                o  Fixed annuity payout options
                              o  Variable annuity payout options
------------------------------------------------------------------------------------------------------------------------------------

10 EQUI-VEST(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Additional features           o  Dollar-cost averaging by automatic transfers
                                 -- Interest sweep option
                                 -- Fixed-dollar option
                              o  Automatic investment program
                              o  Account value rebalancing (quarterly, semiannually, and annually)
                              o  No charge on transfers among investment options
                              o  Waiver of withdrawal charge under certain circumstances
                              o  Minimum death benefit
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges              o  Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at current annual rates determined by contract series. series 100 and 200: 1.34%;
                                 two options at 1.40%, currently (maximum of 1.49%). series 300 and 400: 1.34%; four options at
                                 1.35% (maximum of 2.00% for series 400). series 500: 1.45% (maximum of 2.00%).

                              o  Annual administrative charge:* series 100 and 200: $30 or 2% of the account value plus any amounts previously withdrawn during the contract year, if less. series 300, 400 and 500: $30 ($65 maximum)
                                 or, during the first two contract years, 2% of the account value plus any amounts previously withdrawn during the contract year if less; thereafter, $30. *For individuals who own multiple contracts with combined account values of over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this prospectus.

                              o  Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract), or exchange (if your contract is exchanged for a contract issued by another insurance company): series 100 and 200: None series 300, 400 and 500: $25 current ($65 maximum) per occurrence.

                              o  No sales charge deducted at the time you make contributions.

                              o  Series 300, 400 and 500 and NQ contracts under series 100 and 200: we deduct a charge equal to 6%
                                 of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                              o  IRAs under series 100 and 200: -- 6% of the amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                              o  There is no charge in any contract year (after the third contract year or age 591/2 in series 100 and 200 IRA, however, we currently waive this restriction) in which the amount withdrawn does not exceed 10% of your account value at the time of your withdrawal request minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will not apply. The circumstances are discussed in "Charges and expenses" later in this prospectus.
                              ------------------------------------------------------------------------------------------------------
                              The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each
                              12-month period is your "contract date anniversary."
                              ------------------------------------------------------------------------------------------------------
                              o  We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                              o  We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional

                              o  Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages          0-83
------------------------------------------------------------------------------------------------------------------------------------


                                     EQUI-VEST(R) at a glance -- key features 11

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD. (SEE "SELECTING YOUR INVESTMENT METHOD" LATER IN THIS PROSPECTUS).

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.


12 EQUI-VEST(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

--------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------


Maximum withdrawal charge as a percentage of contributions withdrawn or amounts withdrawn depending on the contract and series (deducted if you surren-
der your contract or make certain withdrawals).(1)                                   6.00%



Charge for third-party transfer or exchange                                          series 100 and 200: None
                                                                                     series 300, 400 and 500: $65 maximum for each
                                                                                     occurrence; currently $25 for each
                                                                                     occurrence.

Charge if you elect a Variable Immediate Annuity payout option (which is
described in a separate prospectus for that option)                                  $350


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

--------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------


                                EQ/ALLIANCE COMMON STOCK
                                 EQ/MONEY MARKET OPTIONS                      ALL OTHERVARIABLE INVESTMENT OPTIONS
                              ----------------------------   ------------------------------------------------------------------
                                SERIES 100      SERIES 200   SERIES 100  SERIES 200  SERIES 300      SERIES 400      SERIES 500
                              ------------   -------------   ----------  ----------  ----------      ----------      ----------
Maximum mortality and                 0.65%           1.24%        0.50%       1.09%       1.10%           1.75%           1.75%
expense risk(2)                 (currently      (currently                                           (currently       (currently
                                      0.56%)          1.15%)                                               1.10%)          1.20%)
                                                                                           0.25%           0.25%
                                                                                     (currently      (currently
Maximum other expenses                0.84%           0.25%        0.84%       0.25%       0.24%)(3)       0.24%)(3)       0.25%
                              -------------     -------------      ----        ----   -----------    -----------     -----------
Maximum total Separate                1.49%           1.49%        1.34%       1.34%       1.35%           2.00%           2.00%
                              =============     =============      ====        ====   ===========    ===========     ===========
Account A annual expenses(4)    (currently      (currently                            (currently     (currently      (currently
                                      1.40%)          1.40%)                                1.34%)(3)      1.34%)(3)       1.45%)


--------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
--------------------------------------------------------------------------------
Maximum annual administrative charge:                      $65 ($30 current)(5)
--------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


--------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
                                                            Lowest     Highest
                                                            ------     -------
Total Annual Portfolio Operating Expenses for 2005
(expenses that are deducted from portfolio assets
including management fees, 12b-1 fees, service fees,
and/or other expenses)(6)                                      0.38%      8.01%


                                                                    Fee table 13

This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.



--------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total                  Net Total
                                                                                               Annual     Fee Waiv-     Annual
                                                                                Underlying    Expenses   ers and/or    Expenses
                                                Manage-                          Portfolio     Before      Expense       After
                                                 ment     12b-1     Other        Fees and     Expense    Reimburse-    Expense
 Portfolio Name                                 Fees(7)  Fees(8)  Expenses(9)  Expenses(10)  Limitation   ments(11)  Limitations
--------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%    0.25%      0.19%         0.91%        1.45%      (0.19)%      1.26%
AXA Conservative Allocation                      0.10%    0.25%      0.22%         0.58%        1.15%      (0.22)%      0.93%
AXA Conservative-Plus Allocation                 0.10%    0.25%      0.19%         0.64%        1.18%      (0.19)%      0.99%
AXA Moderate Allocation                          0.10%      --       0.17%         0.71%        0.98%      (0.17)%      0.81%
AXA Moderate-Plus Allocation                     0.10%    0.25%      0.17%         0.84%        1.36%      (0.17)%      1.19%
AXA Premier VIP Aggressive Equity                0.60%      --       0.20%           --         0.80%         --        0.80%
AXA Premier VIP Core Bond                        0.60%    0.25%      0.18%           --         1.03%      (0.08)%      0.95%
AXA Premier VIP Health Care                      1.20%    0.25%      0.28%           --         1.73%       0.00%       1.73%
AXA Premier VIP High Yield                       0.58%      --       0.18%           --         0.76%         --        0.76%
AXA Premier VIP International Equity             1.05%    0.25%      0.28%           --         1.58%       0.00%       1.58%
AXA Premier VIP Large Cap Core Equity            0.90%    0.25%      0.25%           --         1.40%      (0.05)%      1.35%
AXA Premier VIP Large Cap Growth                 0.90%    0.25%      0.23%           --         1.38%      (0.03)%      1.35%
AXA Premier VIP Large Cap Value                  0.90%    0.25%      0.22%           --         1.37%      (0.02)%      1.35%
AXA Premier VIP Mid Cap Growth                   1.10%    0.25%      0.25%           --         1.60%       0.00%       1.60%
AXA Premier VIP Mid Cap Value                    1.10%    0.25%      0.19%           --         1.54%       0.00%       1.54%
AXA Premier VIP Technology                       1.20%    0.25%      0.22%           --         1.67%       0.00%       1.67%
--------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%      --       0.13%           --         0.60%         --        0.60%
EQ/Alliance Growth and Income                    0.56%      --       0.13%           --         0.69%         --        0.69%
EQ/Alliance Intermediate Government Securities   0.50%      --       0.14%           --         0.64%         --        0.64%
EQ/Alliance International                        0.72%      --       0.21%           --         0.93%      (0.08)%      0.85%
EQ/Alliance Large Cap Growth                     0.90%    0.25%      0.13%           --         1.28%      (0.23)%      1.05%
EQ/Alliance Quality Bond                         0.50%      --       0.13%           --         0.63%         --        0.63%
EQ/Alliance Small Cap Growth                     0.75%      --       0.13%           --         0.88%         --        0.88%
EQ/Ariel Appreciation II                         0.75%    0.25%      7.01%           --         8.01%      (6.86)%      1.15%
EQ/Bear Stearns Small Company Growth             1.00%    0.25%      0.20%           --         1.45%      (0.15)%      1.30%
EQ/Bernstein Diversified Value                   0.61%    0.25%      0.13%           --         0.99%      (0.04)%      0.95%
EQ/Boston Advisors Equity Income                 0.75%    0.25%      0.16%           --         1.16%      (0.11)%      1.05%
EQ/Calvert Socially Responsible                  0.65%    0.25%      0.27%           --         1.17%      (0.12)%      1.05%
EQ/Capital Guardian Growth                       0.65%    0.25%      0.17%           --         1.07%      (0.12)%      0.95%
EQ/Capital Guardian International                0.85%    0.25%      0.23%           --         1.33%      (0.13)%      1.20%
EQ/Capital Guardian Research                     0.65%    0.25%      0.13%           --         1.03%      (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity                  0.65%    0.25%      0.13%           --         1.03%      (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond                0.60%    0.25%      0.24%           --         1.09%      (0.09)%      1.00%
EQ/Equity 500 Index                              0.25%      --       0.13%           --         0.38%         --        0.38%
EQ/Evergreen International Bond                  0.70%    0.25%      6.36%           --         7.31%      (6.16)%      1.15%
EQ/Evergreen Omega                               0.65%    0.25%      0.18%           --         1.08%       0.00%       1.08%
EQ/FI Mid Cap                                    0.69%    0.25%      0.14%           --         1.08%      (0.08)%      1.00%
EQ/FI Mid Cap Value                              0.73%    0.25%      0.14%           --         1.12%      (0.02)%      1.10%
EQ/GAMCO Mergers and Acquisitions                0.90%    0.25%      0.66%           --         1.81%      (0.36)%      1.45%
EQ/GAMCO Small Company Value                     0.79%    0.25%      0.14%           --         1.18%       0.00%       1.18%
EQ/International Growth                          0.85%    0.25%      0.29%           --         1.39%       0.00%       1.39%
EQ/Janus Large Cap Growth                        0.90%    0.25%      0.15%           --         1.30%      (0.15)%      1.15%
EQ/JPMorgan Core Bond                            0.44%    0.25%      0.13%           --         0.82%       0.00%       0.82%
EQ/JPMorgan Value Opportunities                  0.60%    0.25%      0.15%           --         1.00%      (0.05)%      0.95%
EQ/Lazard Small Cap Value                        0.73%    0.25%      0.14%           --         1.12%      (0.02)%      1.10%
EQ/Legg Mason Value Equity                       0.65%    0.25%      3.07%           --         3.97%      (2.97)%      1.00%
EQ/Long Term Bond                                0.50%    0.25%      0.18%           --         0.93%       0.00%       0.93%
EQ/Lord Abbett Growth and Income                 0.65%    0.25%      0.93%           --         1.83%      (0.83)%      1.00%
EQ/Lord Abbett Large Cap Core                    0.65%    0.25%      1.32%           --         2.22%      (1.22)%      1.00%
EQ/Lord Abbett Mid Cap Value                     0.70%    0.25%      0.40%           --         1.35%      (0.30)%      1.05%
EQ/Marsico Focus                                 0.87%    0.25%      0.13%           --         1.25%      (0.10)%      1.15%
EQ/Mercury Basic Value Equity                    0.57%    0.25%      0.13%           --         0.95%       0.00%       0.95%
EQ/Mercury International Value                   0.85%    0.25%      0.23%           --         1.33%      (0.08)%      1.25%
EQ/MFS Emerging Growth Companies                 0.65%    0.25%      0.14%           --         1.04%         --        1.04%
EQ/MFS Investors Trust                           0.60%    0.25%      0.18%           --         1.03%      (0.08)%      0.95%
EQ/Money Market                                  0.34%      --       0.13%           --         0.47%         --        0.47%
--------------------------------------------------------------------------------------------------------------------------------


14 Fee table

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total                  Net Total
                                                                                               Annual     Fee Waiv-     Annual
                                                                                Underlying    Expenses   ers and/or    Expenses
                                                Manage-                          Portfolio     Before      Expense       After
                                                 ment     12b-1     Other        Fees and     Expense    Reimburse-    Expense
 Portfolio Name                                 Fees(7)  Fees(8)  Expenses(9)  Expenses(10)  Limitation   ments(11)  Limitations
--------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                      0.75%    0.25%      0.16%          --          1.16%      (0.01)%      1.15%
EQ/PIMCO Real Return                             0.55%    0.25%      0.24%          --          1.04%      (0.14)%      0.90%
EQ/Short Duration Bond                           0.44%    0.25%      0.14%          --          0.83%       0.00%       0.83%
EQ/Small Company Index                           0.25%    0.25%      0.16%          --          0.66%       0.00%       0.66%
EQ/TCW Equity                                    0.80%    0.25%      0.16%          --          1.21%      (0.06)%      1.15%
EQ/UBS Growth and Income                         0.75%    0.25%      0.19%          --          1.19%      (0.14)%      1.05%
EQ/Van Kampen Comstock                           0.65%    0.25%      0.39%          --          1.29%      (0.29)%      1.00%
EQ/Van Kampen Emerging Markets Equity            1.15%    0.25%      0.48%          --          1.88%      (0.08)%      1.80%
EQ/Van Kampen Mid Cap Growth                     0.70%    0.25%      0.83%          --          1.78%      (0.73)%      1.05%
EQ/Wells Fargo Montgomery Small Cap              0.85%    0.25%      2.28%          --          3.38%      (2.08)%      1.30%
---------------------------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%    0.25%      1.48%          --          3.23%      (0.02)%      3.21%
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,INC.:
---------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      0.75%    0.35%      0.28%          --          1.38%      (0.10)%      1.28%
---------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal Charge" in "Charges and expenses," later in this prospectus.

(2)  A portion of this charge is for providing the death benefit.

(3) For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.


(4) For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2005 would have been 2.15% for the AXA Moderate Allocation option; 2.14% for the AXA Premier VIP Aggressive Equity option; 2.00% for the EQ/Alliance Common Stock option; and 1.87% for the EQ/Money Market option.


(5) For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts pre viously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year.


(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(7) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (11) for any expense limitation agreement information.

(8) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.


(9) The amounts shown in "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (11) for any expense limitation agreement information.


(10) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust--Laudus Rosenberg VIT Value Long/Short Equity Fund has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



---------------------------------------------------
   Portfolio Name
---------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.73%
---------------------------------------------------
   AXA Premier VIP Health Care             1.71%
---------------------------------------------------
   AXA Premier VIP International Equity    1.54%
---------------------------------------------------


                                                                    Fee table 15

---------------------------------------------------
   Portfolio Name
---------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.33%
---------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.33%
---------------------------------------------------
   AXA Premier VIP Large Cap Value         1.29%
---------------------------------------------------
   AXA Premier VIP Mid Cap Growth          1.55%
---------------------------------------------------
   AXA Premier VIP Mid Cap Value           1.49%
---------------------------------------------------
   AXA Premier VIP Technology              1.61%
---------------------------------------------------
   EQ/Alliance Common Stock                0.58%
---------------------------------------------------
   EQ/Alliance Growth and Income           0.66%
---------------------------------------------------
   EQ/Alliance International               0.84%
---------------------------------------------------
   EQ/Alliance Large Cap Growth            1.02%
---------------------------------------------------
   EQ/Alliance Small Cap Growth            0.84%
---------------------------------------------------
   EQ/Bernstein Diversified Value          0.88%
---------------------------------------------------
   EQ/Boston Advisors Equity Income        1.04%
---------------------------------------------------
   EQ/Calvert Socially Responsible         1.03%
---------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
---------------------------------------------------
   EQ/Capital Guardian International       1.18%
---------------------------------------------------
   EQ/Capital Guardian Research            0.94%
---------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
---------------------------------------------------
   EQ/Evergreen Omega                      0.88%
---------------------------------------------------
   EQ/FI Mid Cap                           0.95%
---------------------------------------------------
   EQ/FI Mid Cap Value                     1.08%
---------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.38%
---------------------------------------------------
   EQ/GAMCO Small Company Value            1.17%
---------------------------------------------------
   EQ/International Growth                 1.22%
---------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
---------------------------------------------------
   EQ/Lazard Small Cap Value               1.01%
---------------------------------------------------
   EQ/Legg Mason Value Equity              0.99%
---------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.97%
---------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
---------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.01%
---------------------------------------------------
   EQ/Marsico Focus                        1.14%
---------------------------------------------------
   EQ/Mercury Basic Value Equity           0.93%
---------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.01%
---------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
---------------------------------------------------
   EQ/Montag & Caldwell Growth             1.12%
---------------------------------------------------
   EQ/UBS Growth and Income                1.04%
---------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
---------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.78%
---------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.02%
---------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.12%
---------------------------------------------------


EXAMPLES


These examples are intended to help you compare the cost of investing in each type of series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2005, which results in an estimated annual charge of 0.0661% of contract value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower,


16 Fee table
based on these assumptions, your costs would be:


                                                                    Fee table 17

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR IRA CONTRACTS



----------------------------------------------------------------------------------------------------------
                                                    If you surrender your contract at the end of the
                                                                 applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  851         $1,490         $2,156        $3,611
AXA Conservative Allocation                       $  821         $1,402         $2,010        $3,319
AXA Conservative-Plus Allocation                  $  824         $1,411         $2,025        $3,349
AXA Moderate Allocation                           $  747         $1,181         $1,643        $2,560
AXA Moderate-Plus Allocation                      $  842         $1,464         $2,112        $3,525
AXA Premier VIP Aggressive Equity                 $  747         $1,181         $1,643        $2,560
AXA Premier VIP Core Bond                         $  809         $1,366         $1,951        $3,200
AXA Premier VIP Health Care                       $  878         $1,572         $2,290        $3,876
AXA Premier VIP High Yield                        $  782         $1,286         $1,818        $2,926
AXA Premier VIP International Equity              $  863         $1,528         $2,219        $3,735
AXA Premier VIP Large Cap Core Equity             $  846         $1,476         $2,132        $3,563
AXA Premier VIP Large Cap Growth                  $  844         $1,470         $2,122        $3,544
AXA Premier VIP Large Cap Value                   $  843         $1,467         $2,117        $3,534
AXA Premier VIP Mid Cap Growth                    $  865         $1,534         $2,228        $3,754
AXA Premier VIP Mid Cap Value                     $  859         $1,517         $2,199        $3,697
AXA Premier VIP Technology                        $  872         $1,555         $2,262        $3,820
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  747         $1,181         $1,643        $2,560
EQ/Alliance Growth and Income                     $  775         $1,264         $1,782        $2,851
EQ/Alliance Intermediate Government Securities    $  770         $1,249         $1,757        $2,799
EQ/Alliance International                         $  799         $1,336         $1,901        $3,097
EQ/Alliance Large Cap Growth                      $  833         $1,439         $2,072        $3,444
EQ/Alliance Quality Bond                          $  784         $1,291         $1,826        $2,944
EQ/Alliance Small Cap Growth                      $  794         $1,321         $1,876        $3,046
EQ/Ariel Appreciation II                          $1,501         $3,286         $4,900        $8,132
EQ/Bear Stearns Small Company Growth              $  850         $1,489         $2,155        $3,608
EQ/Bernstein Diversified Value                    $  805         $1,354         $1,930        $3,157
EQ/Boston Advisors Equity Income                  $  821         $1,404         $2,014        $3,326
EQ/Calvert Socially Responsible                   $  822         $1,407         $2,019        $3,336
EQ/Capital Guardian Growth                        $  812         $1,377         $1,970        $3,237
EQ/Capital Guardian International                 $  838         $1,454         $2,096        $3,493
EQ/Capital Guardian Research                      $  809         $1,365         $1,950        $3,197
EQ/Capital Guardian U.S. Equity                   $  809         $1,365         $1,950        $3,197
EQ/Caywood-Scholl High Yield Bond                 $  814         $1,383         $1,979        $3,257
EQ/Equity 500 Index                               $  744         $1,171         $1,626        $2,525
EQ/Evergreen International Bond                   $1,432         $3,106         $4,645        $7,790
EQ/Evergreen Omega                                $  813         $1,380         $1,974        $3,247
EQ/FI Mid Cap                                     $  813         $1,380         $1,974        $3,247
EQ/FI Mid Cap Value                               $  817         $1,392         $1,994        $3,287
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  650         $1,267         $1,910        $3,632
AXA Conservative Allocation                       $  618         $1,173         $1,755        $3,330
AXA Conservative-Plus Allocation                  $  621         $1,183         $1,770        $3,361
AXA Moderate Allocation                           $  541         $  940         $1,364        $2,544
AXA Moderate-Plus Allocation                      $  640         $1,239         $1,863        $3,542
AXA Premier VIP Aggressive Equity                 $  541         $  940         $1,364        $2,544
AXA Premier VIP Core Bond                         $  606         $1,136         $1,692        $3,206
AXA Premier VIP Health Care                       $  679         $1,354         $2,053        $3,906
AXA Premier VIP High Yield                        $  577         $1,051         $1,550        $2,923
AXA Premier VIP International Equity              $  663         $1,308         $1,976        $3,760
AXA Premier VIP Large Cap Core Equity             $  644         $1,252         $1,884        $3,582
AXA Premier VIP Large Cap Growth                  $  642         $1,245         $1,874        $3,562
AXA Premier VIP Large Cap Value                   $  641         $1,242         $1,869        $3,552
AXA Premier VIP Mid Cap Growth                    $  665         $1,314         $1,986        $3,780
AXA Premier VIP Mid Cap Value                     $  659         $1,295         $1,956        $3,721
AXA Premier VIP Technology                        $  673         $1,336         $2,022        $3,848
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  541         $  940         $1,364        $2,544
EQ/Alliance Growth and Income                     $  570         $1,028         $1,511        $2,845
EQ/Alliance Intermediate Government Securities    $  564         $1,012         $1,485        $2,791
EQ/Alliance International                         $  595         $1,103         $1,638        $3,099
EQ/Alliance Large Cap Growth                      $  632         $1,213         $1,821        $3,459
EQ/Alliance Quality Bond                          $  579         $1,056         $1,559        $2,941
EQ/Alliance Small Cap Growth                      $  590         $1,088         $1,612        $3,047
EQ/Ariel Appreciation II                          $1,338         $3,171         $4,830        $8,319
EQ/Bear Stearns Small Company Growth              $  649         $1,266         $1,908        $3,629
EQ/Bernstein Diversified Value                    $  601         $1,122         $1,670        $3,162
EQ/Boston Advisors Equity Income                  $  619         $1,176         $1,758        $3,337
EQ/Calvert Socially Responsible                   $  620         $1,179         $1,764        $3,347
EQ/Capital Guardian Growth                        $  610         $1,147         $1,711        $3,245
EQ/Capital Guardian International                 $  637         $1,229         $1,846        $3,509
EQ/Capital Guardian Research                      $  605         $1,135         $1,691        $3,203
EQ/Capital Guardian U.S. Equity                   $  605         $1,135         $1,691        $3,203
EQ/Caywood-Scholl High Yield Bond                 $  612         $1,154         $1,722        $3,265
EQ/Equity 500 Index                               $  537         $  929         $1,346        $2,508
EQ/Evergreen International Bond                   $1,264         $2,981         $4,558        $7,964
EQ/Evergreen Omega                                $  611         $1,151         $1,717        $3,255
EQ/FI Mid Cap                                     $  611         $1,151         $1,717        $3,255
EQ/FI Mid Cap Value                               $  615         $1,163         $1,738        $3,296
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  300         $  917         $1,560        $3,282
AXA Conservative Allocation                       $  268         $  823         $1,405        $2,980
AXA Conservative-Plus Allocation                  $  271         $  833         $1,420        $3,011
AXA Moderate Allocation                           $  191         $  590         $1,014        $2,194
AXA Moderate-Plus Allocation                      $  290         $  889         $1,513        $3,192
AXA Premier VIP Aggressive Equity                 $  191         $  590         $1,014        $2,194
AXA Premier VIP Core Bond                         $  256         $  786         $1,342        $2,856
AXA Premier VIP Health Care                       $  329         $1,004         $1,703        $3,556
AXA Premier VIP High Yield                        $  227         $  701         $1,200        $2,573
AXA Premier VIP International Equity              $  313         $  958         $1,626        $3,410
AXA Premier VIP Large Cap Core Equity             $  294         $  902         $1,534        $3,232
AXA Premier VIP Large Cap Growth                  $  292         $  895         $1,524        $3,212
AXA Premier VIP Large Cap Value                   $  291         $  892         $1,519        $3,202
AXA Premier VIP Mid Cap Growth                    $  315         $  964         $1,636        $3,430
AXA Premier VIP Mid Cap Value                     $  309         $  945         $1,606        $3,371
AXA Premier VIP Technology                        $  323         $  986         $1,672        $3,498
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  191         $  590         $1,014        $2,194
EQ/Alliance Growth and Income                     $  220         $  678         $1,161        $2,495
EQ/Alliance Intermediate Government Securities    $  214         $  662         $1,135        $2,441
EQ/Alliance International                         $  245         $  753         $1,288        $2,749
EQ/Alliance Large Cap Growth                      $  282         $  863         $1,471        $3,109
EQ/Alliance Quality Bond                          $  229         $  706         $1,209        $2,591
EQ/Alliance Small Cap Growth                      $  240         $  738         $1,262        $2,697
EQ/Ariel Appreciation II                          $  988         $2,821         $4,480        $7,969
EQ/Bear Stearns Small Company Growth              $  299         $  916         $1,558        $3,279
EQ/Bernstein Diversified Value                    $  251         $  772         $1,320        $2,812
EQ/Boston Advisors Equity Income                  $  269         $  826         $1,408        $2,987
EQ/Calvert Socially Responsible                   $  270         $  829         $1,414        $2,997
EQ/Capital Guardian Growth                        $  260         $  797         $1,361        $2,895
EQ/Capital Guardian International                 $  287         $  879         $1,496        $3,159
EQ/Capital Guardian Research                      $  255         $  785         $1,341        $2,853
EQ/Capital Guardian U.S. Equity                   $  255         $  785         $1,341        $2,853
EQ/Caywood-Scholl High Yield Bond                 $  262         $  804         $1,372        $2,915
EQ/Equity 500 Index                               $  187         $  579         $  996        $2,158
EQ/Evergreen International Bond                   $  914         $2,631         $4,208        $7,614
EQ/Evergreen Omega                                $  261         $  801         $1,367        $2,905
EQ/FI Mid Cap                                     $  261         $  801         $1,367        $2,905
EQ/FI Mid Cap Value                               $  265         $  813         $1,388        $2,946
----------------------------------------------------------------------------------------------------------


18 Fee table

----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  886         $1,595         $2,327        $3,947
EQ/GAMCO Small Company Value                      $  823         $1,410         $2,023        $3,346
EQ/International Growth                           $  844         $1,472         $2,126        $3,551
EQ/Janus Large Cap Growth                         $  835         $1,445         $2,082        $3,464
EQ/JPMorgan Core Bond                             $  788         $1,303         $1,846        $2,985
EQ/JPMorgan Value Opportunities                   $  806         $1,357         $1,935        $3,167
EQ/Lazard Small Cap Value                         $  817         $1,392         $1,994        $3,287
EQ/Legg Mason Value Equity                        $1,100         $2,210         $3,306        $5,732
EQ/Long Term Bond                                 $  799         $1,336         $1,901        $3,097
EQ/Lord Abbett Growth and Income                  $  888         $1,601         $2,336        $3,965
EQ/Lord Abbett Large Cap Core                     $  927         $1,714         $2,520        $4,318
EQ/Lord Abbett Mid Cap Value                      $  840         $1,460         $2,106        $3,512
EQ/Marsico Focus                                  $  830         $1,431         $2,058        $3,415
EQ/Mercury Basic Value Equity                     $  801         $1,342         $1,911        $3,117
EQ/Mercury International Value                    $  838         $1,454         $2,096        $3,493
EQ/MFS Emerging Growth Companies                  $  810         $1,368         $1,955        $3,207
EQ/MFS Investors Trust                            $  809         $1,365         $1,950        $3,197
EQ/Money Market                                   $  747         $1,181         $1,643        $2,560
EQ/Montag & Caldwell Growth                       $  821         $1,404         $2,014        $3,326
EQ/PIMCO Real Return                              $  810         $1,368         $1,955        $3,207
EQ/Short Duration Bond                            $  789         $1,306         $1,851        $2,995
EQ/Small Company Index                            $  772         $1,255         $1,767        $2,820
EQ/TCW Equity                                     $  826         $1,419         $2,038        $3,376
EQ/UBS Growth and Income                          $  824         $1,413         $2,028        $3,356
EQ/Van Kampen Comstock                            $  834         $1,442         $2,077        $3,454
EQ/Van Kampen Emerging Markets Equity             $  893         $1,615         $2,360        $4,011
EQ/Van Kampen Mid Cap Growth                      $  883         $1,586         $2,313        $3,919
EQ/Wells Fargo Montgomery Small Cap               $1,042         $2,045         $3,048        $5,284
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $1,027         $2,004         $2,983        $5,168
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  844         $1,470         $2,122        $3,544
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  687         $1,378    $        2,092     $3,980
EQ/GAMCO Small Company Value                      $  621         $1,182    $        1,769     $3,357
EQ/International Growth                           $  643         $1,248    $        1,877     $3,569
EQ/Janus Large Cap Growth                         $  634         $1,219    $        1,831     $3,479
EQ/JPMorgan Core Bond                             $  583         $1,069    $        1,580     $2,984
EQ/JPMorgan Value Opportunities                   $  602         $1,125    $        1,675     $3,172
EQ/Lazard Small Cap Value                         $  615         $1,163    $        1,738     $3,296
EQ/Legg Mason Value Equity                        $  914         $2,031    $        3,133     $5,829
EQ/Long Term Bond                                 $  595         $1,103    $        1,638     $3,099
EQ/Lord Abbett Growth and Income                  $  689         $1,384    $        2,102     $3,999
EQ/Lord Abbett Large Cap Core                     $  730         $1,504    $        2,297     $4,363
EQ/Lord Abbett Mid Cap Value                      $  639         $1,235    $        1,857     $3,529
EQ/Marsico Focus                                  $  628         $1,204    $        1,805     $3,429
EQ/Mercury Basic Value Equity                     $  597         $1,110    $        1,649     $3,120
EQ/Mercury International Value                    $  637         $1,229    $        1,846     $3,509
EQ/MFS Emerging Growth Companies                  $  606         $1,138    $        1,696     $3,214
EQ/MFS Investors Trust                            $  605         $1,135    $        1,691     $3,203
EQ/Money Market                                   $  541         $  940    $        1,364     $2,544
EQ/Montag & Caldwell Growth                       $  619         $1,176    $        1,758     $3,337
EQ/PIMCO Real Return                              $  606         $1,138    $        1,696     $3,214
EQ/Short Duration Bond                            $  584         $1,072    $        1,586     $2,994
EQ/Small Company Index                            $  566         $1,018    $        1,496     $2,813
EQ/TCW Equity                                     $  624         $1,191    $        1,784     $3,388
EQ/UBS Growth and Income                          $  622         $1,185    $        1,774     $3,368
EQ/Van Kampen Comstock                            $  633         $1,216    $        1,826     $3,469
EQ/Van Kampen Emerging Markets Equity             $  694         $1,400    $        2,127     $4,046
EQ/Van Kampen Mid Cap Growth                      $  684         $1,369    $        2,076     $3,951
EQ/Wells Fargo Montgomery Small Cap               $  852         $1,855    $        2,859     $5,365
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  836         $1,811    $        2,789     $5,244
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  642         $1,245    $        1,874     $3,562
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  337         $1,028         $1,742        $3,630
EQ/GAMCO Small Company Value                      $  271         $  832         $1,419        $3,007
EQ/International Growth                           $  293         $  898         $1,527        $3,219
EQ/Janus Large Cap Growth                         $  284         $  869         $1,481        $3,129
EQ/JPMorgan Core Bond                             $  233         $  719         $1,230        $2,634
EQ/JPMorgan Value Opportunities                   $  252         $  775         $1,325        $2,822
EQ/Lazard Small Cap Value                         $  265         $  813         $1,388        $2,946
EQ/Legg Mason Value Equity                        $  564         $1,681         $2,783        $5,479
EQ/Long Term Bond                                 $  245         $  753         $1,288        $2,749
EQ/Lord Abbett Growth and Income                  $  339         $1,034         $1,752        $3,649
EQ/Lord Abbett Large Cap Core                     $  380         $1,154         $1,947        $4,013
EQ/Lord Abbett Mid Cap Value                      $  289         $  885         $1,507        $3,179
EQ/Marsico Focus                                  $  278         $  854         $1,455        $3,079
EQ/Mercury Basic Value Equity                     $  247         $  760         $1,299        $2,770
EQ/Mercury International Value                    $  287         $  879         $1,496        $3,159
EQ/MFS Emerging Growth Companies                  $  256         $  788         $1,346        $2,864
EQ/MFS Investors Trust                            $  255         $  785         $1,341        $2,853
EQ/Money Market                                   $  191         $  590         $1,014        $2,194
EQ/Montag & Caldwell Growth                       $  269         $  826         $1,408        $2,987
EQ/PIMCO Real Return                              $  256         $  788         $1,346        $2,864
EQ/Short Duration Bond                            $  234         $  722         $1,236        $2,644
EQ/Small Company Index                            $  216         $  668         $1,146        $2,463
EQ/TCW Equity                                     $  274         $  841         $1,434        $3,038
EQ/UBS Growth and Income                          $  272         $  835         $1,424        $3,018
EQ/Van Kampen Comstock                            $  283         $  866         $1,476        $3,119
EQ/Van Kampen Emerging Markets Equity             $  344         $1,050         $1,777        $3,696
EQ/Van Kampen Mid Cap Growth                      $  334         $1,019         $1,726        $3,601
EQ/Wells Fargo Montgomery Small Cap               $  502         $1,505         $2,509        $5,015
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  486         $1,461         $2,439        $4,894
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  292         $  895         $1,524        $3,212
----------------------------------------------------------------------------------------------------------


                                                                    Fee table 19

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR NQ CONTRACTS:



----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  851         $1,490         $2,156        $3,282
AXA Conservative Allocation                       $  821         $1,402         $2,005        $2,980
AXA Conservative-Plus Allocation                  $  824         $1,411         $2,020        $3,011
AXA Moderate Allocation                           $  747         $1,181         $1,614        $2,194
AXA Moderate-Plus Allocation                      $  842         $1,464         $2,112        $3,192
AXA Premier VIP Aggressive Equity                 $  747         $1,181         $1,614        $2,194
AXA Premier VIP Core Bond                         $  809         $1,366         $1,942        $2,856
AXA Premier VIP Health Care                       $  878         $1,572         $2,290        $3,556
AXA Premier VIP High Yield                        $  782         $1,286         $1,800        $2,573
AXA Premier VIP International Equity              $  863         $1,528         $2,219        $3,410
AXA Premier VIP Large Cap Core Equity             $  846         $1,476         $2,132        $3,232
AXA Premier VIP Large Cap Growth                  $  844         $1,470         $2,122        $3,212
AXA Premier VIP Large Cap Value                   $  843         $1,467         $2,117        $3,202
AXA Premier VIP Mid Cap Growth                    $  865         $1,534         $2,228        $3,430
AXA Premier VIP Mid Cap Value                     $  859         $1,517         $2,199        $3,371
AXA Premier VIP Technology                        $  872         $1,555         $2,262        $3,498
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  747         $1,181         $1,614        $2,194
EQ/Alliance Growth and Income                     $  775         $1,264         $1,761        $2,495
EQ/Alliance Intermediate Government Securities    $  770         $1,249         $1,735        $2,441
EQ/Alliance International                         $  799         $1,336         $1,888        $2,749
EQ/Alliance Large Cap Growth                      $  833         $1,439         $2,071        $3,109
EQ/Alliance Quality Bond                          $  784         $1,291         $1,809        $2,591
EQ/Alliance Small Cap Growth                      $  794         $1,321         $1,862        $2,697
EQ/Ariel Appreciation II                          $1,501         $3,286         $4,900        $7,969
EQ/Bear Stearns Small Company Growth              $  850         $1,489         $2,155        $3,279
EQ/Bernstein Diversified Value                    $  805         $1,354         $1,920        $2,812
EQ/Boston Advisors Equity Income                  $  821         $1,404         $2,008        $2,987
EQ/Calvert Socially Responsible                   $  822         $1,407         $2,014        $2,997
EQ/Capital Guardian Growth                        $  812         $1,377         $1,961        $2,895
EQ/Capital Guardian International                 $  838         $1,454         $2,096        $3,159
EQ/Capital Guardian Research                      $  809         $1,365         $1,941        $2,853
EQ/Capital Guardian U.S. Equity                   $  809         $1,365         $1,941        $2,853
EQ/Caywood-Scholl High Yield Bond                 $  814         $1,383         $1,972        $2,915
EQ/Equity 500 Index                               $  744         $1,171         $1,596        $2,158
EQ/Evergreen International Bond                   $1,432         $3,106         $4,645        $7,614
EQ/Evergreen Omega                                $  813         $1,380         $1,967        $2,905
EQ/FI Mid Cap                                     $  813         $1,380         $1,967        $2,905
EQ/FI Mid Cap Value                               $  817         $1,392         $1,988        $2,946
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  650         $1,267         $1,910        $3,632
AXA Conservative Allocation                       $  618         $1,173         $1,755        $3,330
AXA Conservative-Plus Allocation                  $  621         $1,183         $1,770        $3,361
AXA Moderate Allocation                           $  541         $  940         $1,364        $2,544
AXA Moderate-Plus Allocation                      $  640         $1,239         $1,863        $3,542
AXA Premier VIP Aggressive Equity                 $  541         $  940         $1,364        $2,544
AXA Premier VIP Core Bond                         $  606         $1,136         $1,692        $3,206
AXA Premier VIP Health Care                       $  679         $1,354         $2,053        $3,906
AXA Premier VIP High Yield                        $  577         $1,051         $1,550        $2,923
AXA Premier VIP International Equity              $  663         $1,308         $1,976        $3,760
AXA Premier VIP Large Cap Core Equity             $  644         $1,252         $1,884        $3,582
AXA Premier VIP Large Cap Growth                  $  642         $1,245         $1,874        $3,562
AXA Premier VIP Large Cap Value                   $  641         $1,242         $1,869        $3,552
AXA Premier VIP Mid Cap Growth                    $  665         $1,314         $1,986        $3,780
AXA Premier VIP Mid Cap Value                     $  659         $1,295         $1,956        $3,721
AXA Premier VIP Technology                        $  673         $1,336         $2,022        $3,848
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  541         $  940         $1,364        $2,544
EQ/Alliance Growth and Income                     $  570         $1,028         $1,511        $2,845
EQ/Alliance Intermediate Government Securities    $  564         $1,012         $1,485        $2,791
EQ/Alliance International                         $  595         $1,103         $1,638        $3,099
EQ/Alliance Large Cap Growth                      $  632         $1,213         $1,821        $3,459
EQ/Alliance Quality Bond                          $  579         $1,056         $1,559        $2,941
EQ/Alliance Small Cap Growth                      $  590         $1,088         $1,612        $3,047
EQ/Ariel Appreciation II                          $1,338         $3,171         $4,830        $8,319
EQ/Bear Stearns Small Company Growth              $  649         $1,266         $1,908        $3,629
EQ/Bernstein Diversified Value                    $  601         $1,122         $1,670        $3,162
EQ/Boston Advisors Equity Income                  $  619         $1,176         $1,758        $3,337
EQ/Calvert Socially Responsible                   $  620         $1,179         $1,764        $3,347
EQ/Capital Guardian Growth                        $  610         $1,147         $1,711        $3,245
EQ/Capital Guardian International                 $  637         $1,229         $1,846        $3,509
EQ/Capital Guardian Research                      $  605         $1,135         $1,691        $3,203
EQ/Capital Guardian U.S. Equity                   $  605         $1,135         $1,691        $3,203
EQ/Caywood-Scholl High Yield Bond                 $  612         $1,154         $1,722        $3,265
EQ/Equity 500 Index                               $  537         $  929         $1,346        $2,508
EQ/Evergreen International Bond                   $1,264         $2,981         $4,558        $7,964
EQ/Evergreen Omega                                $  611         $1,151         $1,717        $3,255
EQ/FI Mid Cap                                     $  611         $1,151         $1,717        $3,255
EQ/FI Mid Cap Value                               $  615         $1,163         $1,738        $3,296
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  300         $  917         $1,560        $3,282
AXA Conservative Allocation                       $  268         $  823         $1,405        $2,980
AXA Conservative-Plus Allocation                  $  271         $  833         $1,420        $3,011
AXA Moderate Allocation                           $  191         $  590         $1,014        $2,194
AXA Moderate-Plus Allocation                      $  290         $  889         $1,513        $3,192
AXA Premier VIP Aggressive Equity                 $  191         $  590         $1,014        $2,194
AXA Premier VIP Core Bond                         $  256         $  786         $1,342        $2,856
AXA Premier VIP Health Care                       $  329         $1,004         $1,703        $3,556
AXA Premier VIP High Yield                        $  227         $  701         $1,200        $2,573
AXA Premier VIP International Equity              $  313         $  958         $1,626        $3,410
AXA Premier VIP Large Cap Core Equity             $  294         $  902         $1,534        $3,232
AXA Premier VIP Large Cap Growth                  $  292         $  895         $1,524        $3,212
AXA Premier VIP Large Cap Value                   $  291         $  892         $1,519        $3,202
AXA Premier VIP Mid Cap Growth                    $  315         $  964         $1,636        $3,430
AXA Premier VIP Mid Cap Value                     $  309         $  945         $1,606        $3,371
AXA Premier VIP Technology                        $  323         $  986         $1,672        $3,498
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  191         $  590         $1,014        $2,194
EQ/Alliance Growth and Income                     $  220         $  678         $1,161        $2,495
EQ/Alliance Intermediate Government Securities    $  214         $  662         $1,135        $2,441
EQ/Alliance International                         $  245         $  753         $1,288        $2,749
EQ/Alliance Large Cap Growth                      $  282         $  863         $1,471        $3,109
EQ/Alliance Quality Bond                          $  229         $  706         $1,209        $2,591
EQ/Alliance Small Cap Growth                      $  240         $  738         $1,262        $2,697
EQ/Ariel Appreciation II                          $  988         $2,821         $4,480        $7,969
EQ/Bear Stearns Small Company Growth              $  299         $  916         $1,558        $3,279
EQ/Bernstein Diversified Value                    $  251         $  772         $1,320        $2,812
EQ/Boston Advisors Equity Income                  $  269         $  826         $1,408        $2,987
EQ/Calvert Socially Responsible                   $  270         $  829         $1,414        $2,997
EQ/Capital Guardian Growth                        $  260         $  797         $1,361        $2,895
EQ/Capital Guardian International                 $  287         $  879         $1,496        $3,159
EQ/Capital Guardian Research                      $  255         $  785         $1,341        $2,853
EQ/Capital Guardian U.S. Equity                   $  255         $  785         $1,341        $2,853
EQ/Caywood-Scholl High Yield Bond                 $  262         $  804         $1,372        $2,915
EQ/Equity 500 Index                               $  187         $  579         $  996        $2,158
EQ/Evergreen International Bond                   $  914         $2,631         $4,208        $7,614
EQ/Evergreen Omega                                $  261         $  801         $1,367        $2,905
EQ/FI Mid Cap                                     $  261         $  801         $1,367        $2,905
EQ/FI Mid Cap Value                               $  265         $  813         $1,388        $2,946
----------------------------------------------------------------------------------------------------------


20 Fee table

----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  886         $1,595         $2,327        $3,630
EQ/GAMCO Small Company Value                      $  823         $1,410         $2,019        $3,007
EQ/International Growth                           $  844         $1,472         $2,126        $3,219
EQ/Janus Large Cap Growth                         $  835         $1,445         $2,081        $3,129
EQ/JPMorgan Core Bond                             $  788         $1,303         $1,830        $2,634
EQ/JPMorgan Value Opportunities                   $  806         $1,357         $1,925        $2,822
EQ/Lazard Small Cap Value                         $  817         $1,392         $1,988        $2,946
EQ/Legg Mason Value Equity                        $1,100         $2,210         $3,306        $5,479
EQ/Long Term Bond                                 $  799         $1,336         $1,888        $2,749
EQ/Lord Abbett Growth and Income                  $  888         $1,601         $2,336        $3,649
EQ/Lord Abbett Large Cap Core                     $  927         $1,714         $2,520        $4,013
EQ/Lord Abbett Mid Cap Value                      $  840         $1,460         $2,106        $3,179
EQ/Marsico Focus                                  $  830         $1,431         $2,055        $3,079
EQ/Mercury Basic Value Equity                     $  801         $1,342         $1,899        $2,770
EQ/Mercury International Value                    $  838         $1,454         $2,096        $3,159
EQ/MFS Emerging Growth Companies                  $  810         $1,368         $1,946        $2,864
EQ/MFS Investors Trust                            $  809         $1,365         $1,941        $2,853
EQ/Money Market                                   $  747         $1,181         $1,614        $2,194
EQ/Montag & Caldwell Growth                       $  821         $1,404         $2,008        $2,987
EQ/PIMCO Real Return                              $  810         $1,368         $1,946        $2,864
EQ/Short Duration Bond                            $  789         $1,306         $1,836        $2,644
EQ/Small Company Index                            $  772         $1,255         $1,746        $2,463
EQ/TCW Equity                                     $  826         $1,419         $2,034        $3,038
EQ/UBS Growth and Income                          $  824         $1,413         $2,024        $3,018
EQ/Van Kampen Comstock                            $  834         $1,442         $2,076        $3,119
EQ/Van Kampen Emerging Markets Equity             $  893         $1,615         $2,360        $3,696
EQ/Van Kampen Mid Cap Growth                      $  883         $1,586         $2,313        $3,601
EQ/Wells Fargo Montgomery Small Cap               $1,042         $2,045         $3,048        $5,015
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------

Laudus Rosenberg VIT Value Long/Short Equity      $1,027         $2,004         $2,983        $4,894
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  844         $1,470         $2,122        $3,212
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  687         $1,378         $2,092        $3,980
EQ/GAMCO Small Company Value                      $  621         $1,182         $1,769        $3,357
EQ/International Growth                           $  643         $1,248         $1,877        $3,569
EQ/Janus Large Cap Growth                         $  634         $1,219         $1,831        $3,479
EQ/JPMorgan Core Bond                             $  583         $1,069         $1,580        $2,984
EQ/JPMorgan Value Opportunities                   $  602         $1,125         $1,675        $3,172
EQ/Lazard Small Cap Value                         $  615         $1,163         $1,738        $3,296
EQ/Legg Mason Value Equity                        $  914         $2,031         $3,133        $5,829
EQ/Long Term Bond                                 $  595         $1,103         $1,638        $3,099
EQ/Lord Abbett Growth and Income                  $  689         $1,384         $2,102        $3,999
EQ/Lord Abbett Large Cap Core                     $  730         $1,504         $2,297        $4,363
EQ/Lord Abbett Mid Cap Value                      $  639         $1,235         $1,857        $3,529
EQ/Marsico Focus                                  $  628         $1,204         $1,805        $3,429
EQ/Mercury Basic Value Equity                     $  597         $1,110         $1,649        $3,120
EQ/Mercury International Value                    $  637         $1,229         $1,846        $3,509
EQ/MFS Emerging Growth Companies                  $  606         $1,138         $1,696        $3,214
EQ/MFS Investors Trust                            $  605         $1,135         $1,691        $3,203
EQ/Money Market                                   $  541         $  940         $1,364        $2,544
EQ/Montag & Caldwell Growth                       $  619         $1,176         $1,758        $3,337
EQ/PIMCO Real Return                              $  606         $1,138         $1,696        $3,214
EQ/Short Duration Bond                            $  584         $1,072         $1,586        $2,994
EQ/Small Company Index                            $  566         $1,018         $1,496        $2,813
EQ/TCW Equity                                     $  624         $1,191         $1,784        $3,388
EQ/UBS Growth and Income                          $  622         $1,185         $1,774        $3,368
EQ/Van Kampen Comstock                            $  633         $1,216         $1,826        $3,469
EQ/Van Kampen Emerging Markets Equity             $  694         $1,400         $2,127        $4,046
EQ/Van Kampen Mid Cap Growth                      $  684         $1,369         $2,076        $3,951
EQ/Wells Fargo Montgomery Small Cap               $  852         $1,855         $2,859        $5,365
-------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  836         $1,811         $2,789        $5,244
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  642         $1,245         $1,874        $3,562
-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  337         $1,028         $1,742        $3,630
EQ/GAMCO Small Company Value                      $  271         $  832         $1,419        $3,007
EQ/International Growth                           $  293         $  898         $1,527        $3,219
EQ/Janus Large Cap Growth                         $  284         $  869         $1,481        $3,129
EQ/JPMorgan Core Bond                             $  233         $  719         $1,230        $2,634
EQ/JPMorgan Value Opportunities                   $  252         $  775         $1,325        $2,822
EQ/Lazard Small Cap Value                         $  265         $  813         $1,388        $2,946
EQ/Legg Mason Value Equity                        $  564         $1,681         $2,783        $5,479
EQ/Long Term Bond                                 $  245         $  753         $1,288        $2,749
EQ/Lord Abbett Growth and Income                  $  339         $1,034         $1,752        $3,649
EQ/Lord Abbett Large Cap Core                     $  380         $1,154         $1,947        $4,013
EQ/Lord Abbett Mid Cap Value                      $  289         $  885         $1,507        $3,179
EQ/Marsico Focus                                  $  278         $  854         $1,455        $3,079
EQ/Mercury Basic Value Equity                     $  247         $  760         $1,299        $2,770
EQ/Mercury International Value                    $  287         $  879         $1,496        $3,159
EQ/MFS Emerging Growth Companies                  $  256         $  788         $1,346        $2,864
EQ/MFS Investors Trust                            $  255         $  785         $1,341        $2,853
EQ/Money Market                                   $  191         $  590         $1,014        $2,194
EQ/Montag & Caldwell Growth                       $  269         $  826         $1,408        $2,987
EQ/PIMCO Real Return                              $  256         $  788         $1,346        $2,864
EQ/Short Duration Bond                            $  234         $  722         $1,236        $2,644
EQ/Small Company Index                            $  216         $  668         $1,146        $2,463
EQ/TCW Equity                                     $  274         $  841         $1,434        $3,038
EQ/UBS Growth and Income                          $  272         $  835         $1,424        $3,018
EQ/Van Kampen Comstock                            $  283         $  866         $1,476        $3,119
EQ/Van Kampen Emerging Markets Equity             $  344         $1,050         $1,777        $3,696
EQ/Van Kampen Mid Cap Growth                      $  334         $1,019         $1,726        $3,601
EQ/Wells Fargo Montgomery Small Cap               $  502         $1,505         $2,509        $5,015
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  486         $1,461         $2,439        $4,894
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  292         $  895         $1,524        $3,212
----------------------------------------------------------------------------------------------------------



                                                                    Fee table 21

EQUI-VEST(R) SERIES 300 CONTRACTS



----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  852         $1,493         $2,161        $3,292
AXA Conservative Allocation                       $  822         $1,405         $2,010        $2,990
AXA Conservative-Plus Allocation                  $  825         $1,414         $2,025        $3,021
AXA Moderate Allocation                           $  805         $1,354         $1,921        $2,815
AXA Moderate-Plus Allocation                      $  843         $1,467         $2,117        $3,202
AXA Premier VIP Aggressive Equity                 $  787         $1,301         $1,827        $2,626
AXA Premier VIP Core Bond                         $  810         $1,369         $1,947        $2,867
AXA Premier VIP Health Care                       $  879         $1,575         $2,295        $3,565
AXA Premier VIP High Yield                        $  783         $1,289         $1,805        $2,584
AXA Premier VIP International Equity              $  864         $1,531         $2,223        $3,420
AXA Premier VIP Large Cap Core Equity             $  847         $1,479         $2,137        $3,242
AXA Premier VIP Large Cap Growth                  $  845         $1,473         $2,127        $3,222
AXA Premier VIP Large Cap Value                   $  844         $1,470         $2,122        $3,212
AXA Premier VIP Mid Cap Growth                    $  866         $1,537         $2,233        $3,439
AXA Premier VIP Mid Cap Value                     $  860         $1,520         $2,204        $3,381
AXA Premier VIP Technology                        $  873         $1,558         $2,266        $3,507
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  767         $1,240         $1,719        $2,409
EQ/Alliance Growth and Income                     $  776         $1,267         $1,767        $2,506
EQ/Alliance Intermediate Government Securities    $  771         $1,252         $1,740        $2,452
EQ/Alliance International                         $  800         $1,339         $1,893        $2,760
EQ/Alliance Large Cap Growth                      $  834         $1,442         $2,076        $3,119
EQ/Alliance Quality Bond                          $  770         $1,249         $1,735        $2,441
EQ/Alliance Small Cap Growth                      $  795         $1,324         $1,867        $2,707
EQ/Ariel Appreciation II                          $1,502         $3,288         $4,904        $7,974
EQ/Bear Stearns Small Company Growth              $  851         $1,492         $2,159        $3,289
EQ/Bernstein Diversified Value                    $  806         $1,357         $1,925        $2,822
EQ/Boston Advisors Equity Income                  $  822         $1,407         $2,014        $2,997
EQ/Calvert Socially Responsible                   $  823         $1,410         $2,019        $3,007
EQ/Capital Guardian Growth                        $  813         $1,380         $1,967        $2,905
EQ/Capital Guardian International                 $  839         $1,457         $2,101        $3,169
EQ/Capital Guardian Research                      $  810         $1,368         $1,946        $2,864
EQ/Capital Guardian U.S. Equity                   $  810         $1,368         $1,946        $2,864
EQ/Caywood-Scholl High Yield Bond                 $  815         $1,386         $1,977        $2,926
EQ/Equity 500 Index                               $  745         $1,174         $1,601        $2,169
EQ/Evergreen International Bond                   $1,433         $3,109         $4,649        $7,619
EQ/Evergreen Omega                                $  814         $1,383         $1,972        $2,915
EQ/FI Mid Cap                                     $  814         $1,383         $1,972        $2,915
EQ/FI Mid Cap Value                               $  818         $1,395         $1,993        $2,956
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  651         $1,270         $1,915        $3,642
AXA Conservative Allocation                       $  619         $1,177         $1,760        $3,340
AXA Conservative-Plus Allocation                  $  622         $1,186         $1,775        $3,371
AXA Moderate Allocation                           $  601         $1,123         $1,671        $3,165
AXA Moderate-Plus Allocation                      $  641         $1,242         $1,869        $3,552
AXA Premier VIP Aggressive Equity                 $  583         $1,066         $1,577        $2,976
AXA Premier VIP Core Bond                         $  607         $1,139         $1,697        $3,217
AXA Premier VIP Health Care                       $  680         $1,357         $2,058        $3,915
AXA Premier VIP High Yield                        $  578         $1,054         $1,555        $2,934
AXA Premier VIP International Equity              $  664         $1,311         $1,981        $3,770
AXA Premier VIP Large Cap Core Equity             $  645         $1,255         $1,889        $3,592
AXA Premier VIP Large Cap Growth                  $  643         $1,248         $1,879        $3,572
AXA Premier VIP Large Cap Value                   $  642         $1,245         $1,874        $3,562
AXA Premier VIP Mid Cap Growth                    $  666         $1,317         $1,992        $3,789
AXA Premier VIP Mid Cap Value                     $  660         $1,298         $1,961        $3,731
AXA Premier VIP Technology                        $  674         $1,339         $2,027        $3,857
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  561         $1,002         $1,469        $2,759
EQ/Alliance Growth and Income                     $  571         $1,031         $1,517        $2,856
EQ/Alliance Intermediate Government Securities    $  565         $1,015         $1,490        $2,802
EQ/Alliance International                         $  596         $1,106         $1,643        $3,110
EQ/Alliance Large Cap Growth                      $  633         $1,216         $1,826        $3,469
EQ/Alliance Quality Bond                          $  564         $1,012         $1,485        $2,791
EQ/Alliance Small Cap Growth                      $  591         $1,091         $1,617        $3,057
EQ/Ariel Appreciation II                          $1,339         $3,174         $4,834        $8,324
EQ/Bear Stearns Small Company Growth              $  650         $1,269         $1,913        $3,639
EQ/Bernstein Diversified Value                    $  602         $1,125         $1,675        $3,172
EQ/Boston Advisors Equity Income                  $  620         $1,179         $1,764        $3,347
EQ/Calvert Socially Responsible                   $  621         $1,182         $1,769        $3,357
EQ/Capital Guardian Growth                        $  611         $1,151         $1,717        $3,255
EQ/Capital Guardian International                 $  638         $1,232         $1,852        $3,519
EQ/Capital Guardian Research                      $  606         $1,138         $1,696        $3,214
EQ/Capital Guardian U.S. Equity                   $  606         $1,138         $1,696        $3,214
EQ/Caywood-Scholl High Yield Bond                 $  613         $1,157         $1,727        $3,276
EQ/Equity 500 Index                               $  538         $  932         $1,351        $2,519
EQ/Evergreen International Bond                   $1,265         $2,983         $4,562        $7,969
EQ/Evergreen Omega                                $  612         $1,154         $1,722        $3,265
EQ/FI Mid Cap                                     $  612         $1,154         $1,722        $3,265
EQ/FI Mid Cap Value                               $  616         $1,166         $1,743        $3,306
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  301         $  920         $1,565        $3,292
AXA Conservative Allocation                       $  269         $  827         $1,410        $2,990
AXA Conservative-Plus Allocation                  $  272         $  836         $1,425        $3,021
AXA Moderate Allocation                           $  251         $  773         $1,321        $2,815
AXA Moderate-Plus Allocation                      $  291         $  892         $1,519        $3,202
AXA Premier VIP Aggressive Equity                 $  233         $  716         $1,227        $2,626
AXA Premier VIP Core Bond                         $  257         $  789         $1,347        $2,867
AXA Premier VIP Health Care                       $  330         $1,007         $1,708        $3,565
AXA Premier VIP High Yield                        $  228         $  704         $1,205        $2,584
AXA Premier VIP International Equity              $  314         $  961         $1,631        $3,420
AXA Premier VIP Large Cap Core Equity             $  295         $  905         $1,539        $3,242
AXA Premier VIP Large Cap Growth                  $  293         $  898         $1,529        $3,222
AXA Premier VIP Large Cap Value                   $  292         $  895         $1,524        $3,212
AXA Premier VIP Mid Cap Growth                    $  316         $  967         $1,642        $3,439
AXA Premier VIP Mid Cap Value                     $  310         $  948         $1,611        $3,381
AXA Premier VIP Technology                        $  324         $  989         $1,677        $3,507
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  211         $  652         $1,119        $2,409
EQ/Alliance Growth and Income                     $  221         $  681         $1,167        $2,506
EQ/Alliance Intermediate Government Securities    $  215         $  665         $1,140        $2,452
EQ/Alliance International                         $  246         $  756         $1,293        $2,760
EQ/Alliance Large Cap Growth                      $  283         $  866         $1,476        $3,119
EQ/Alliance Quality Bond                          $  214         $  662         $1,135        $2,441
EQ/Alliance Small Cap Growth                      $  241         $  741         $1,267        $2,707
EQ/Ariel Appreciation II                          $  989         $2,824         $4,484        $7,974
EQ/Bear Stearns Small Company Growth              $  300         $  919         $1,563        $3,289
EQ/Bernstein Diversified Value                    $  252         $  775         $1,325        $2,822
EQ/Boston Advisors Equity Income                  $  270         $  829         $1,414        $2,997
EQ/Calvert Socially Responsible                   $  271         $  832         $1,419        $3,007
EQ/Capital Guardian Growth                        $  261         $  801         $1,367        $2,905
EQ/Capital Guardian International                 $  288         $  882         $1,502        $3,169
EQ/Capital Guardian Research                      $  256         $  788         $1,346        $2,864
EQ/Capital Guardian U.S. Equity                   $  256         $  788         $1,346        $2,864
EQ/Caywood-Scholl High Yield Bond                 $  263         $  807         $1,377        $2,926
EQ/Equity 500 Index                               $  188         $  582         $1,001        $2,169
EQ/Evergreen International Bond                   $  915         $2,633         $4,212        $7,619
EQ/Evergreen Omega                                $  262         $  804         $1,372        $2,915
EQ/FI Mid Cap                                     $  262         $  804         $1,372        $2,915
EQ/FI Mid Cap Value                               $  266         $  816         $1,393        $2,956
----------------------------------------------------------------------------------------------------------


22 Fee table

----------------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  887         $1,598         $2,332        $3,639
EQ/GAMCO Small Company Value                      $  824         $1,413         $2,024        $3,018
EQ/International Growth                           $  845         $1,475         $2,130        $3,229
EQ/Janus Large Cap Growth                         $  836         $1,448         $2,086        $3,139
EQ/JPMorgan Core Bond                             $  789         $1,306         $1,836        $2,644
EQ/JPMorgan Value Opportunities                   $  807         $1,360         $1,930        $2,833
EQ/Lazard Small Cap Value                         $  818         $1,395         $1,993        $2,956
EQ/Legg Mason Value Equity                        $1,101         $2,213         $3,311        $5,486
EQ/Long Term Bond                                 $  800         $1,339         $1,893        $2,760
EQ/Lord Abbett Growth and Income                  $  889         $1,604         $2,341        $3,658
EQ/Lord Abbett Large Cap Core                     $  928         $1,717         $2,525        $4,023
EQ/Lord Abbett Mid Cap Value                      $  841         $1,463         $2,111        $3,189
EQ/Marsico Focus                                  $  831         $1,433         $2,060        $3,089
EQ/Mercury Basic Value Equity                     $  802         $1,345         $1,904        $2,781
EQ/Mercury International Value                    $  839         $1,457         $2,101        $3,169
EQ/MFS Emerging Growth Companies                  $  811         $1,371         $1,951        $2,874
EQ/MFS Investors Trust                            $  810         $1,368         $1,946        $2,864
EQ/Money Market                                   $  754         $1,201         $1,650        $2,268
EQ/Montag & Caldwell Growth                       $  822         $1,407         $2,014        $2,997
EQ/PIMCO Real Return                              $  811         $1,371         $1,951        $2,874
EQ/Short Duration Bond                            $  790         $1,309         $1,841        $2,655
EQ/Small Company Index                            $  773         $1,258         $1,751        $2,474
EQ/TCW Equity                                     $  827         $1,422         $2,039        $3,048
EQ/UBS Growth and Income                          $  825         $1,416         $2,029        $3,028
EQ/Van Kampen Comstock                            $  835         $1,445         $2,081        $3,129
EQ/Van Kampen Emerging Markets Equity             $  894         $1,618         $2,365        $3,706
EQ/Van Kampen Mid Cap Growth                      $  884         $1,589         $2,317        $3,610
EQ/Wells Fargo Montgomery Small Cap               $1,043         $2,048         $3,052        $5,023
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $1,028         $2,006         $2,987        $4,903
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  845         $1,473         $2,127        $3,222
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  688         $1,381         $2,097        $3,989
EQ/GAMCO Small Company Value                      $  622         $1,185         $1,774        $3,368
EQ/International Growth                           $  644         $1,251         $1,882        $3,579
EQ/Janus Large Cap Growth                         $  635         $1,223         $1,836        $3,489
EQ/JPMorgan Core Bond                             $  584         $1,072         $1,586        $2,994
EQ/JPMorgan Value Opportunities                   $  603         $1,129         $1,680        $3,183
EQ/Lazard Small Cap Value                         $  616         $1,166         $1,743        $3,306
EQ/Legg Mason Value Equity                        $  915         $2,034         $3,138        $5,836
EQ/Long Term Bond                                 $  596         $1,106         $1,643        $3,110
EQ/Lord Abbett Growth and Income                  $  690         $1,387         $2,107        $4,008
EQ/Lord Abbett Large Cap Core                     $  731         $1,507         $2,302        $4,373
EQ/Lord Abbett Mid Cap Value                      $  640         $1,238         $1,862        $3,539
EQ/Marsico Focus                                  $  629         $1,207         $1,810        $3,439
EQ/Mercury Basic Value Equity                     $  598         $1,113         $1,654        $3,131
EQ/Mercury International Value                    $  638         $1,232         $1,852        $3,519
EQ/MFS Emerging Growth Companies                  $  607         $1,141         $1,701        $3,224
EQ/MFS Investors Trust                            $  606         $1,138         $1,696        $3,214
EQ/Money Market                                   $  548         $  961         $1,400        $2,618
EQ/Montag & Caldwell Growth                       $  620         $1,179         $1,764        $3,347
EQ/PIMCO Real Return                              $  607         $1,141         $1,701        $3,224
EQ/Short Duration Bond                            $  585         $1,075         $1,591        $3,005
EQ/Small Company Index                            $  568         $1,021         $1,501        $2,824
EQ/TCW Equity                                     $  625         $1,194         $1,789        $3,398
EQ/UBS Growth and Income                          $  623         $1,188         $1,779        $3,378
EQ/Van Kampen Comstock                            $  634         $1,219         $1,831        $3,479
EQ/Van Kampen Emerging Markets Equity             $  696         $1,403         $2,132        $4,056
EQ/Van Kampen Mid Cap Growth                      $  685         $1,372         $2,081        $3,960
EQ/Wells Fargo Montgomery Small Cap               $  853         $1,858         $2,863        $5,373
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  838         $1,814         $2,794        $5,253
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  643         $1,248         $1,879        $3,572
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  338         $1,031         $1,747        $3,639
EQ/GAMCO Small Company Value                      $  272         $  835         $1,424        $3,018
EQ/International Growth                           $  294         $  901         $1,532        $3,229
EQ/Janus Large Cap Growth                         $  285         $  873         $1,486        $3,139
EQ/JPMorgan Core Bond                             $  234         $  722         $1,236        $2,644
EQ/JPMorgan Value Opportunities                   $  253         $  779         $1,330        $2,833
EQ/Lazard Small Cap Value                         $  266         $  816         $1,393        $2,956
EQ/Legg Mason Value Equity                        $  565         $1,684         $2,788        $5,486
EQ/Long Term Bond                                 $  246         $  756         $1,293        $2,760
EQ/Lord Abbett Growth and Income                  $  340         $1,037         $1,757        $3,658
EQ/Lord Abbett Large Cap Core                     $  381         $1,157         $1,952        $4,023
EQ/Lord Abbett Mid Cap Value                      $  290         $  888         $1,512        $3,189
EQ/Marsico Focus                                  $  279         $  857         $1,460        $3,089
EQ/Mercury Basic Value Equity                     $  248         $  763         $1,304        $2,781
EQ/Mercury International Value                    $  288         $  882         $1,502        $3,169
EQ/MFS Emerging Growth Companies                  $  257         $  791         $1,351        $2,874
EQ/MFS Investors Trust                            $  256         $  788         $1,346        $2,864
EQ/Money Market                                   $  198         $  611         $1,050        $2,268
EQ/Montag & Caldwell Growth                       $  270         $  829         $1,414        $2,997
EQ/PIMCO Real Return                              $  257         $  791         $1,351        $2,874
EQ/Short Duration Bond                            $  235         $  725         $1,241        $2,655
EQ/Small Company Index                            $  218         $  671         $1,151        $2,474
EQ/TCW Equity                                     $  275         $  844         $1,439        $3,048
EQ/UBS Growth and Income                          $  273         $  838         $1,429        $3,028
EQ/Van Kampen Comstock                            $  284         $  869         $1,481        $3,129
EQ/Van Kampen Emerging Markets Equity             $  346         $1,053         $1,782        $3,706
EQ/Van Kampen Mid Cap Growth                      $  335         $1,022         $1,731        $3,610
EQ/Wells Fargo Montgomery Small Cap               $  503         $1,508         $2,513        $5,023
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  488         $1,464         $2,444        $4,903
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  293         $  898         $1,529        $3,222
----------------------------------------------------------------------------------------------------------


                                                                    Fee table 23

EQUI-VEST(R) SERIES 400 CONTRACTS



----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  916         $1,683         $2,470        $3,915
AXA Conservative Allocation                       $  886         $1,596         $2,328        $3,633
AXA Conservative-Plus Allocation                  $  889         $1,604         $2,343        $3,661
AXA Moderate Allocation                           $  869         $1,546         $2,247        $3,469
AXA Moderate-Plus Allocation                      $  907         $1,657         $2,428        $3,831
AXA Premier VIP Aggressive Equity                 $  852         $1,493         $2,161        $3,292
AXA Premier VIP Core Bond                         $  874         $1,561         $2,271        $3,517
AXA Premier VIP Health Care                       $  944         $1,764         $2,601        $4,171
AXA Premier VIP High Yield                        $  848         $1,481         $2,142        $3,252
AXA Premier VIP International Equity              $  929         $1,721         $2,531        $4,034
AXA Premier VIP Large Cap Core Equity             $  911         $1,668         $2,447        $3,868
AXA Premier VIP Large Cap Growth                  $  909         $1,663         $2,437        $3,850
AXA Premier VIP Large Cap Value                   $  908         $1,660         $2,432        $3,840
AXA Premier VIP Mid Cap Growth                    $  931         $1,726         $2,540        $4,053
AXA Premier VIP Mid Cap Value                     $  925         $1,709         $2,512        $3,998
AXA Premier VIP Technology                        $  938         $1,747         $2,573        $4,116
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  831         $1,433         $2,060        $3,089
EQ/Alliance Growth and Income                     $  840         $1,460         $2,106        $3,179
EQ/Alliance Intermediate Government Securities    $  835         $1,445         $2,081        $3,129
EQ/Alliance International                         $  864         $1,531         $2,222        $3,417
EQ/Alliance Large Cap Growth                      $  899         $1,633         $2,389        $3,753
EQ/Alliance Quality Bond                          $  834         $1,442         $2,076        $3,119
EQ/Alliance Small Cap Growth                      $  859         $1,516         $2,198        $3,368
EQ/Ariel Appreciation II                          $1,567         $3,452         $5,134        $8,278
EQ/Bear Stearns Small Company Growth              $  916         $1,682         $2,469        $3,912
EQ/Bernstein Diversified Value                    $  870         $1,548         $2,251        $3,475
EQ/Boston Advisors Equity Income                  $  887         $1,598         $2,332        $3,639
EQ/Calvert Socially Responsible                   $  888         $1,601         $2,336        $3,649
EQ/Capital Guardian Growth                        $  878         $1,571         $2,289        $3,553
EQ/Capital Guardian International                 $  904         $1,647         $2,412        $3,800
EQ/Capital Guardian Research                      $  874         $1,560         $2,270        $3,514
EQ/Capital Guardian U.S. Equity                   $  874         $1,560         $2,270        $3,514
EQ/Caywood-Scholl High Yield Bond                 $  880         $1,577         $2,298        $3,572
EQ/Equity 500 Index                               $  810         $1,368         $1,946        $2,864
EQ/Evergreen International Bond                   $1,497         $3,276         $4,886        $7,949
EQ/Evergreen Omega                                $  879         $1,574         $2,294        $3,562
EQ/FI Mid Cap                                     $  879         $1,574         $2,294        $3,562
EQ/FI Mid Cap Value                               $  883         $1,586         $2,313        $3,601
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  719         $1,471         $2,244        $4,265
AXA Conservative Allocation                       $  687         $1,379         $2,093        $3,983
AXA Conservative-Plus Allocation                  $  691         $1,388         $2,108        $4,011
AXA Moderate Allocation                           $  670         $1,326         $2,007        $3,819
AXA Moderate-Plus Allocation                      $  710         $1,444         $2,199        $4,181
AXA Premier VIP Aggressive Equity                 $  651         $1,270         $1,915        $3,642
AXA Premier VIP Core Bond                         $  675         $1,342         $2,032        $3,867
AXA Premier VIP Health Care                       $  748         $1,557         $2,383        $4,521
AXA Premier VIP High Yield                        $  647         $1,258         $1,894        $3,602
AXA Premier VIP International Equity              $  733         $1,511         $2,308        $4,384
AXA Premier VIP Large Cap Core Equity             $  714         $1,456         $2,219        $4,218
AXA Premier VIP Large Cap Growth                  $  712         $1,450         $2,209        $4,200
AXA Premier VIP Large Cap Value                   $  711         $1,447         $2,204        $4,190
AXA Premier VIP Mid Cap Growth                    $  735         $1,517         $2,318        $4,403
AXA Premier VIP Mid Cap Value                     $  728         $1,499         $2,289        $4,348
AXA Premier VIP Technology                        $  742         $1,539         $2,353        $4,466
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  629         $1,207         $1,810        $3,439
EQ/Alliance Growth and Income                     $  639         $1,235         $1,857        $3,529
EQ/Alliance Intermediate Government Securities    $  634         $1,219         $1,831        $3,479
EQ/Alliance International                         $  664         $1,310         $1,980        $3,767
EQ/Alliance Large Cap Growth                      $  701         $1,418         $2,157        $4,103
EQ/Alliance Quality Bond                          $  633         $1,216         $1,826        $3,469
EQ/Alliance Small Cap Growth                      $  659         $1,294         $1,954        $3,718
EQ/Ariel Appreciation II                          $1,407         $3,348         $5,078        $8,628
EQ/Bear Stearns Small Company Growth              $  719         $1,470         $2,242        $4,262
EQ/Bernstein Diversified Value                    $  670         $1,328         $2,010        $3,825
EQ/Boston Advisors Equity Income                  $  688         $1,381         $2,097        $3,989
EQ/Calvert Socially Responsible                   $  689         $1,384         $2,102        $3,999
EQ/Capital Guardian Growth                        $  679         $1,353         $2,051        $3,903
EQ/Capital Guardian International                 $  706         $1,434         $2,182        $4,150
EQ/Capital Guardian Research                      $  675         $1,341         $2,031        $3,864
EQ/Capital Guardian U.S. Equity                   $  675         $1,341         $2,031        $3,864
EQ/Caywood-Scholl High Yield Bond                 $  681         $1,359         $2,061        $3,922
EQ/Equity 500 Index                               $  606         $1,138         $1,696        $3,214
EQ/Evergreen International Bond                   $1,334         $3,160         $4,815        $8,299
EQ/Evergreen Omega                                $  680         $1,356         $2,056        $3,912
EQ/FI Mid Cap                                     $  680         $1,356         $2,056        $3,912
EQ/FI Mid Cap Value                               $  684         $1,369         $2,076        $3,951
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  369         $1,121         $1,894        $3,915
AXA Conservative Allocation                       $  337         $1,029         $1,743        $3,633
AXA Conservative-Plus Allocation                  $  341         $1,038         $1,758        $3,661
AXA Moderate Allocation                           $  320         $  976         $1,657        $3,469
AXA Moderate-Plus Allocation                      $  360         $1,094         $1,849        $3,831
AXA Premier VIP Aggressive Equity                 $  301         $  920         $1,565        $3,292
AXA Premier VIP Core Bond                         $  325         $  992         $1,682        $3,517
AXA Premier VIP Health Care                       $  398         $1,207         $2,033        $4,171
AXA Premier VIP High Yield                        $  297         $  908         $1,544        $3,252
AXA Premier VIP International Equity              $  383         $1,161         $1,958        $4,034
AXA Premier VIP Large Cap Core Equity             $  364         $1,106         $1,869        $3,868
AXA Premier VIP Large Cap Growth                  $  362         $1,100         $1,859        $3,850
AXA Premier VIP Large Cap Value                   $  361         $1,097         $1,854        $3,840
AXA Premier VIP Mid Cap Growth                    $  385         $1,167         $1,968        $4,053
AXA Premier VIP Mid Cap Value                     $  378         $1,149         $1,939        $3,998
AXA Premier VIP Technology                        $  392         $1,189         $2,003        $4,116
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  279         $  857         $1,460        $3,089
EQ/Alliance Growth and Income                     $  289         $  885         $1,507        $3,179
EQ/Alliance Intermediate Government Securities    $  284         $  869         $1,481        $3,129
EQ/Alliance International                         $  314         $  960         $1,630        $3,417
EQ/Alliance Large Cap Growth                      $  351         $1,068         $1,807        $3,753
EQ/Alliance Quality Bond                          $  283         $  866         $1,476        $3,119
EQ/Alliance Small Cap Growth                      $  309         $  944         $1,604        $3,368
EQ/Ariel Appreciation II                          $1,057         $2,998         $4,728        $8,278
EQ/Bear Stearns Small Company Growth              $  369         $1,120         $1,892        $3,912
EQ/Bernstein Diversified Value                    $  320         $  978         $1,660        $3,475
EQ/Boston Advisors Equity Income                  $  338         $1,031         $1,747        $3,639
EQ/Calvert Socially Responsible                   $  339         $1,034         $1,752        $3,649
EQ/Capital Guardian Growth                        $  329         $1,003         $1,701        $3,553
EQ/Capital Guardian International                 $  356         $1,084         $1,832        $3,800
EQ/Capital Guardian Research                      $  325         $  991         $1,681        $3,514
EQ/Capital Guardian U.S. Equity                   $  325         $  991         $1,681        $3,514
EQ/Caywood-Scholl High Yield Bond                 $  331         $1,009         $1,711        $3,572
EQ/Equity 500 Index                               $  256         $  788         $1,346        $2,864
EQ/Evergreen International Bond                   $  984         $2,810         $4,465        $7,949
EQ/Evergreen Omega                                $  330         $1,006         $1,706        $3,562
EQ/FI Mid Cap                                     $  330         $1,006         $1,706        $3,562
EQ/FI Mid Cap Value                               $  334         $1,019         $1,726        $3,601
----------------------------------------------------------------------------------------------------------


24 Fee table

----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  951         $1,786         $2,636        $4,240
EQ/GAMCO Small Company Value                      $  889         $1,604         $2,341        $3,658
EQ/International Growth                           $  910         $1,665         $2,440        $3,856
EQ/Janus Large Cap Growth                         $  901         $1,639         $2,398        $3,772
EQ/JPMorgan Core Bond                             $  853         $1,498         $2,169        $3,309
EQ/JPMorgan Value Opportunities                   $  871         $1,551         $2,255        $3,485
EQ/Lazard Small Cap Value                         $  883         $1,586         $2,313        $3,601
EQ/Legg Mason Value Equity                        $1,166         $2,393         $3,587        $5,965
EQ/Long Term Bond                                 $  864         $1,531         $2,222        $3,417
EQ/Lord Abbett Growth and Income                  $  953         $1,792         $2,645        $4,257
EQ/Lord Abbett Large Cap Core                     $  992         $1,903         $2,824        $4,598
EQ/Lord Abbett Mid Cap Value                      $  906         $1,653         $2,422        $3,819
EQ/Marsico Focus                                  $  896         $1,624         $2,374        $3,725
EQ/Mercury Basic Value Equity                     $  866         $1,536         $2,232        $3,436
EQ/Mercury International Value                    $  904         $1,647         $2,412        $3,800
EQ/MFS Emerging Growth Companies                  $  875         $1,563         $2,275        $3,524
EQ/MFS Investors Trust                            $  874         $1,560         $2,270        $3,514
EQ/Money Market                                   $  818         $1,395         $1,993        $2,956
EQ/Montag & Caldwell Growth                       $  887         $1,598         $2,332        $3,639
EQ/PIMCO Real Return                              $  875         $1,563         $2,275        $3,524
EQ/Short Duration Bond                            $  854         $1,501         $2,174        $3,319
EQ/Small Company Index                            $  837         $1,451         $2,091        $3,149
EQ/TCW Equity                                     $  892         $1,612         $2,355        $3,687
EQ/UBS Growth and Income                          $  890         $1,606         $2,346        $3,668
EQ/Van Kampen Comstock                            $  900         $1,636         $2,393        $3,763
EQ/Van Kampen Emerging Markets Equity             $  958         $1,806         $2,668        $4,302
EQ/Van Kampen Mid Cap Growth                      $  948         $1,777         $2,622        $4,213
EQ/Wells Fargo Montgomery Small Cap               $1,107         $2,230         $3,336        $5,532
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $1,093         $2,189         $3,273        $5,420
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  909         $1,663         $2,437        $3,850
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  756         $1,581         $2,420        $4,590
EQ/GAMCO Small Company Value                      $  690         $1,387         $2,107        $4,008
EQ/International Growth                           $  712         $1,452         $2,212        $4,206
EQ/Janus Large Cap Growth                         $  703         $1,424         $2,167        $4,122
EQ/JPMorgan Core Bond                             $  653         $1,276         $1,924        $3,659
EQ/JPMorgan Value Opportunities                   $  671         $1,332         $2,015        $3,835
EQ/Lazard Small Cap Value                         $  684         $1,369         $2,076        $3,951
EQ/Legg Mason Value Equity                        $  983         $2,224         $3,432        $6,315
EQ/Long Term Bond                                 $  664         $1,310         $1,980        $3,767
EQ/Lord Abbett Growth and Income                  $  759         $1,587         $2,430        $4,607
EQ/Lord Abbett Large Cap Core                     $  799         $1,705         $2,620        $4,948
EQ/Lord Abbett Mid Cap Value                      $  708         $1,440         $2,192        $4,169
EQ/Marsico Focus                                  $  698         $1,409         $2,142        $4,075
EQ/Mercury Basic Value Equity                     $  666         $1,316         $1,990        $3,786
EQ/Mercury International Value                    $  706         $1,434         $2,182        $4,150
EQ/MFS Emerging Growth Companies                  $  676         $1,344         $2,036        $3,874
EQ/MFS Investors Trust                            $  675         $1,341         $2,031        $3,864
EQ/Money Market                                   $  616         $1,166         $1,743        $3,306
EQ/Montag & Caldwell Growth                       $  688         $1,381         $2,097        $3,989
EQ/PIMCO Real Return                              $  676         $1,344         $2,036        $3,874
EQ/Short Duration Bond                            $  654         $1,279         $1,929        $3,669
EQ/Small Company Index                            $  636         $1,226         $1,841        $3,499
EQ/TCW Equity                                     $  693         $1,397         $2,122        $4,037
EQ/UBS Growth and Income                          $  691         $1,390         $2,112        $4,018
EQ/Van Kampen Comstock                            $  702         $1,421         $2,162        $4,113
EQ/Van Kampen Emerging Markets Equity             $  764         $1,602         $2,455        $4,652
EQ/Van Kampen Mid Cap Growth                      $  753         $1,572         $2,406        $4,563
EQ/Wells Fargo Montgomery Small Cap               $  921         $2,051         $3,165        $5,882
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  906         $2,008         $3,098        $5,770
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  712         $1,450         $2,209        $4,200
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  406         $1,231         $2,070        $4,240
EQ/GAMCO Small Company Value                      $  340         $1,037         $1,757        $3,658
EQ/International Growth                           $  362         $1,102         $1,862        $3,856
EQ/Janus Large Cap Growth                         $  353         $1,074         $1,817        $3,772
EQ/JPMorgan Core Bond                             $  303         $  926         $1,574        $3,309
EQ/JPMorgan Value Opportunities                   $  321         $  982         $1,665        $3,485
EQ/Lazard Small Cap Value                         $  334         $1,019         $1,726        $3,601
EQ/Legg Mason Value Equity                        $  633         $1,874         $3,082        $5,965
EQ/Long Term Bond                                 $  314         $  960         $1,630        $3,417
EQ/Lord Abbett Growth and Income                  $  409         $1,237         $2,080        $4,257
EQ/Lord Abbett Large Cap Core                     $  449         $1,355         $2,270        $4,598
EQ/Lord Abbett Mid Cap Value                      $  358         $1,090         $1,842        $3,819
EQ/Marsico Focus                                  $  348         $1,059         $1,792        $3,725
EQ/Mercury Basic Value Equity                     $  316         $  966         $1,640        $3,436
EQ/Mercury International Value                    $  356         $1,084         $1,832        $3,800
EQ/MFS Emerging Growth Companies                  $  326         $  994         $1,686        $3,524
EQ/MFS Investors Trust                            $  325         $  991         $1,681        $3,514
EQ/Money Market                                   $  266         $  816         $1,393        $2,956
EQ/Montag & Caldwell Growth                       $  338         $1,031         $1,747        $3,639
EQ/PIMCO Real Return                              $  326         $  994         $1,686        $3,524
EQ/Short Duration Bond                            $  304         $  929         $1,579        $3,319
EQ/Small Company Index                            $  286         $  876         $1,491        $3,149
EQ/TCW Equity                                     $  343         $1,047         $1,772        $3,687
EQ/UBS Growth and Income                          $  341         $1,040         $1,762        $3,668
EQ/Van Kampen Comstock                            $  352         $1,071         $1,812        $3,763
EQ/Van Kampen Emerging Markets Equity             $  414         $1,252         $2,105        $4,302
EQ/Van Kampen Mid Cap Growth                      $  403         $1,222         $2,056        $4,213
EQ/Wells Fargo Montgomery Small Cap               $  571         $1,701         $2,815        $5,532
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  556         $1,658         $2,748        $5,420
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  362         $1,100         $1,859         $3,850
----------------------------------------------------------------------------------------------------------


                                                                    Fee table 25

EQUI-VEST(R) SERIES 500 CONTRACTS



----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  861         $1,523         $2,209        $3,390
AXA Conservative Allocation                       $  832         $1,434         $2,062        $3,092
AXA Conservative-Plus Allocation                  $  835         $1,443         $2,077        $3,122
AXA Moderate Allocation                           $  815         $1,384         $1,973        $2,918
AXA Moderate-Plus Allocation                      $  852         $1,496         $2,166        $3,302
AXA Premier VIP Aggressive Equity                 $  797         $1,331         $1,879        $2,731
AXA Premier VIP Core Bond                         $  820         $1,399         $1,999        $2,970
AXA Premier VIP Health Care                       $  889         $1,604         $2,343        $3,661
AXA Premier VIP High Yield                        $  793         $1,319         $1,858        $2,689
AXA Premier VIP International Equity              $  874         $1,561         $2,271        $3,517
AXA Premier VIP Large Cap Core Equity             $  856         $1,508         $2,185        $3,341
AXA Premier VIP Large Cap Growth                  $  854         $1,502         $2,175        $3,322
AXA Premier VIP Large Cap Value                   $  853         $1,499         $2,170        $3,312
AXA Premier VIP Mid Cap Growth                    $  876         $1,567         $2,281        $3,536
AXA Premier VIP Mid Cap Value                     $  870         $1,549         $2,252        $3,478
AXA Premier VIP Technology                        $  883         $1,587         $2,314        $3,604
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  777         $1,270         $1,772        $2,517
EQ/Alliance Growth and Income                     $  786         $1,297         $1,820        $2,612
EQ/Alliance Intermediate Government Securities    $  781         $1,282         $1,793        $2,559
EQ/Alliance International                         $  810         $1,368         $1,946        $2,864
EQ/Alliance Large Cap Growth                      $  844         $1,472         $2,126        $3,219
EQ/Alliance Quality Bond                          $  780         $1,279         $1,788        $2,549
EQ/Alliance Small Cap Growth                      $  805         $1,354         $1,920        $2,812
EQ/Ariel Appreciation II                          $1,512         $3,314         $4,940        $8,022
EQ/Bear Stearns Small Company Growth              $  861         $1,522         $2,208        $3,388
EQ/Bernstein Diversified Value                    $  815         $1,386         $1,977        $2,926
EQ/Boston Advisors Equity Income                  $  832         $1,436         $2,065        $3,099
EQ/Calvert Socially Responsible                   $  833         $1,439         $2,071        $3,109
EQ/Capital Guardian Growth                        $  823         $1,410         $2,019        $3,007
EQ/Capital Guardian International                 $  849         $1,486         $2,150        $3,269
EQ/Capital Guardian Research                      $  819         $1,398         $1,998        $2,967
EQ/Capital Guardian U.S. Equity                   $  819         $1,398         $1,998        $2,967
EQ/Caywood-Scholl High Yield Bond                 $  825         $1,416         $2,029        $3,028
EQ/Equity 500 Index                               $  755         $1,204         $1,655        $2,279
EQ/Evergreen International Bond                   $1,443         $3,135         $4,686        $7,671
EQ/Evergreen Omega                                $  824         $1,413         $2,024        $3,018
EQ/FI Mid Cap                                     $  824         $1,413         $2,024        $3,018
EQ/FI Mid Cap Value                               $  828         $1,425         $2,045        $3,058
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  661         $1,301         $1,966        $3,740
AXA Conservative Allocation                       $  630         $1,208         $1,812        $3,442
AXA Conservative-Plus Allocation                  $  633         $1,217         $1,827        $3,472
AXA Moderate Allocation                           $  612         $1,155         $1,723        $3,268
AXA Moderate-Plus Allocation                      $  652         $1,273         $1,920        $3,652
AXA Premier VIP Aggressive Equity                 $  593         $1,098         $1,629        $3,081
AXA Premier VIP Core Bond                         $  617         $1,170         $1,749        $3,320
AXA Premier VIP Health Care                       $  691         $1,388         $2,108        $4,011
AXA Premier VIP High Yield                        $  589         $1,085         $1,608        $3,039
AXA Premier VIP International Equity              $  675         $1,342         $2,032        $3,867
AXA Premier VIP Large Cap Core Equity             $  656         $1,286         $1,940        $3,691
AXA Premier VIP Large Cap Growth                  $  654         $1,280         $1,930        $3,672
AXA Premier VIP Large Cap Value                   $  653         $1,277         $1,925        $3,662
AXA Premier VIP Mid Cap Growth                    $  677         $1,348         $2,042        $3,886
AXA Premier VIP Mid Cap Value                     $  671         $1,329         $2,012        $3,828
AXA Premier VIP Technology                        $  684         $1,370         $2,078        $3,954
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  572         $1,034         $1,522        $2,867
EQ/Alliance Growth and Income                     $  581         $1,062         $1,570        $2,962
EQ/Alliance Intermediate Government Securities    $  576         $1,047         $1,543        $2,909
EQ/Alliance International                         $  606         $1,138         $1,696        $3,214
EQ/Alliance Large Cap Growth                      $  643         $1,248         $1,877        $3,569
EQ/Alliance Quality Bond                          $  575         $1,043         $1,538        $2,899
EQ/Alliance Small Cap Growth                      $  601         $1,122         $1,670        $3,162
EQ/Ariel Appreciation II                          $1,349         $3,201         $4,872        $8,372
EQ/Bear Stearns Small Company Growth              $  661         $1,301         $1,965        $3,738
EQ/Bernstein Diversified Value                    $  613         $1,157         $1,727        $3,276
EQ/Boston Advisors Equity Income                  $  630         $1,210         $1,815        $3,449
EQ/Calvert Socially Responsible                   $  632         $1,213         $1,821        $3,459
EQ/Capital Guardian Growth                        $  621         $1,182         $1,769        $3,357
EQ/Capital Guardian International                 $  648         $1,263         $1,903        $3,619
EQ/Capital Guardian Research                      $  617         $1,169         $1,748        $3,317
EQ/Capital Guardian U.S. Equity                   $  617         $1,169         $1,748        $3,317
EQ/Caywood-Scholl High Yield Bond                 $  623         $1,188         $1,779        $3,378
EQ/Equity 500 Index                               $  549         $  964         $1,405        $2,629
EQ/Evergreen International Bond                   $1,276         $3,011         $4,601        $8,021
EQ/Evergreen Omega                                $  622         $1,185         $1,774        $3,368
EQ/FI Mid Cap                                     $  622         $1,185         $1,774        $3,368
EQ/FI Mid Cap Value                               $  626         $1,198         $1,795        $3,408

----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  311         $  951         $1,616        $3,390
AXA Conservative Allocation                       $  280         $  858         $1,462        $3,092
AXA Conservative-Plus Allocation                  $  283         $  867         $1,477        $3,122
AXA Moderate Allocation                           $  262         $  805         $1,373        $2,918
AXA Moderate-Plus Allocation                      $  302         $  923         $1,570        $3,302
AXA Premier VIP Aggressive Equity                 $  243         $  748         $1,279        $2,731
AXA Premier VIP Core Bond                         $  267         $  820         $1,399        $2,970
AXA Premier VIP Health Care                       $  341         $1,038         $1,758        $3,661
AXA Premier VIP High Yield                        $  239         $  735         $1,258        $2,689
AXA Premier VIP International Equity              $  325         $  992         $1,682        $3,517
AXA Premier VIP Large Cap Core Equity             $  306         $  936         $1,590        $3,341
AXA Premier VIP Large Cap Growth                  $  304         $  930         $1,580        $3,322
AXA Premier VIP Large Cap Value                   $  303         $  927         $1,575        $3,312
AXA Premier VIP Mid Cap Growth                    $  327         $  998         $1,692        $3,536
AXA Premier VIP Mid Cap Value                     $  321         $  979         $1,662        $3,478
AXA Premier VIP Technology                        $  334         $1,020         $1,728        $3,604
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  222         $  684         $1,172        $2,517
EQ/Alliance Growth and Income                     $  231         $  712         $1,220        $2,612
EQ/Alliance Intermediate Government Securities    $  226         $  697         $1,193        $2,559
EQ/Alliance International                         $  256         $  788         $1,346        $2,864
EQ/Alliance Large Cap Growth                      $  293         $  898         $1,527        $3,219
EQ/Alliance Quality Bond                          $  225         $  693         $1,188        $2,549
EQ/Alliance Small Cap Growth                      $  251         $  772         $1,320        $2,812
EQ/Ariel Appreciation II                          $  999         $2,851         $4,522        $8,022
EQ/Bear Stearns Small Company Growth              $  311         $  951         $1,615        $3,388
EQ/Bernstein Diversified Value                    $  263         $  807         $1,377        $2,926
EQ/Boston Advisors Equity Income                  $  280         $  860         $1,465        $3,099
EQ/Calvert Socially Responsible                   $  282         $  863         $1,471        $3,109
EQ/Capital Guardian Growth                        $  271         $  832         $1,419        $3,007
EQ/Capital Guardian International                 $  298         $  913         $1,553        $3,269
EQ/Capital Guardian Research                      $  267         $  819         $1,398        $2,967
EQ/Capital Guardian U.S. Equity                   $  267         $  819         $1,398        $2,967
EQ/Caywood-Scholl High Yield Bond                 $  273         $  838         $1,429        $3,028
EQ/Equity 500 Index                               $  199         $  614         $1,055        $2,279
EQ/Evergreen International Bond                   $  926         $2,661         $4,251        $7,671
EQ/Evergreen Omega                                $  272         $  835         $1,424        $3,018
EQ/FI Mid Cap                                     $  272         $  835         $1,424        $3,018
EQ/FI Mid Cap Value                               $  276         $  848         $1,445        $3,058
----------------------------------------------------------------------------------------------------------


26 Fee table

----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  897         $1,627         $2,379        $3,734
EQ/GAMCO Small Company Value                      $  834         $1,442         $2,076        $3,119
EQ/International Growth                           $  855         $1,504         $2,179        $3,329
EQ/Janus Large Cap Growth                         $  846         $1,478         $2,135        $3,239
EQ/JPMorgan Core Bond                             $  799         $1,336         $1,888        $2,749
EQ/JPMorgan Value Opportunities                   $  816         $1,389         $1,982        $2,936
EQ/Lazard Small Cap Value                         $  828         $1,425         $2,045        $3,058
EQ/Legg Mason Value Equity                        $1,111         $2,241         $3,354        $5,562
EQ/Long Term Bond                                 $  810         $1,368         $1,946        $2,864
EQ/Lord Abbett Growth and Income                  $  899         $1,633         $2,389        $3,753
EQ/Lord Abbett Large Cap Core                     $  938         $1,746         $2,571        $4,114
EQ/Lord Abbett Mid Cap Value                      $  851         $1,492         $2,159        $3,289
EQ/Marsico Focus                                  $  841         $1,463         $2,111        $3,189
EQ/Mercury Basic Value Equity                     $  811         $1,374         $1,956        $2,884
EQ/Mercury International Value                    $  849         $1,486         $2,150        $3,269
EQ/MFS Emerging Growth Companies                  $  820         $1,401         $2,003        $2,977
EQ/MFS Investors Trust                            $  819         $1,398         $1,998        $2,967
EQ/Money Market                                   $  764         $1,231         $1,703        $2,377
EQ/Montag & Caldwell Growth                       $  832         $1,436         $2,065        $3,099
EQ/PIMCO Real Return                              $  820         $1,401         $2,003        $2,977
EQ/Short Duration Bond                            $  800         $1,339         $1,893        $2,760
EQ/Small Company Index                            $  783         $1,288         $1,804        $2,581
EQ/TCW Equity                                     $  837         $1,451         $2,091        $3,149
EQ/UBS Growth and Income                          $  835         $1,445         $2,081        $3,129
EQ/Van Kampen Comstock                            $  845         $1,475         $2,130        $3,229
EQ/Van Kampen Emerging Markets Equity             $  904         $1,647         $2,412        $3,800
EQ/Van Kampen Mid Cap Growth                      $  894         $1,618         $2,365        $3,706
EQ/Wells Fargo Montgomery Small Cap               $1,053         $2,076         $3,097        $5,103
---------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $1,038         $2,035         $3,032        $4,985
---------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  854         $1,502         $2,175        $3,322
---------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                  applicable time period
                                                ----------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  699         $1,412         $2,147        $4,084
EQ/GAMCO Small Company Value                      $  633         $1,216         $1,826        $3,469
EQ/International Growth                           $  655         $1,282         $1,934        $3,679
EQ/Janus Large Cap Growth                         $  645         $1,254         $1,888        $3,589
EQ/JPMorgan Core Bond                             $  595         $1,103         $1,638        $3,099
EQ/JPMorgan Value Opportunities                   $  614         $1,160         $1,732        $3,286
EQ/Lazard Small Cap Value                         $  626         $1,198         $1,795        $3,408
EQ/Legg Mason Value Equity                        $  925         $2,063         $3,184        $5,912
EQ/Long Term Bond                                 $  606         $1,138         $1,696        $3,214
EQ/Lord Abbett Growth and Income                  $  701         $1,418         $2,157        $4,103
EQ/Lord Abbett Large Cap Core                     $  742         $1,538         $2,351        $4,464
EQ/Lord Abbett Mid Cap Value                      $  650         $1,269         $1,913        $3,639
EQ/Marsico Focus                                  $  640         $1,238         $1,862        $3,539
EQ/Mercury Basic Value Equity                     $  608         $1,144         $1,706        $3,234
EQ/Mercury International Value                    $  648         $1,263         $1,903        $3,619
EQ/MFS Emerging Growth Companies                  $  618         $1,172         $1,753        $3,327
EQ/MFS Investors Trust                            $  617         $1,169         $1,748        $3,317
EQ/Money Market                                   $  558         $  993         $1,453        $2,727
EQ/Montag & Caldwell Growth                       $  630         $1,210         $1,815        $3,449
EQ/PIMCO Real Return                              $  618         $1,172         $1,753        $3,327
EQ/Short Duration Bond                            $  596         $1,106         $1,643        $3,110
EQ/Small Company Index                            $  578         $1,053         $1,554        $2,931
EQ/TCW Equity                                     $  636         $1,226         $1,841        $3,499
EQ/UBS Growth and Income                          $  634         $1,219         $1,831        $3,479
EQ/Van Kampen Comstock                            $  644         $1,251         $1,882        $3,579
EQ/Van Kampen Emerging Markets Equity             $  706         $1,434         $2,182        $4,150
EQ/Van Kampen Mid Cap Growth                      $  696         $1,403         $2,132        $4,056
EQ/Wells Fargo Montgomery Small Cap               $  863         $1,888         $2,910        $5,453
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  848         $1,844         $2,841        $5,335
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  654         $1,280         $1,930        $3,672
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of
                                                             the applicable time period
                                                ----------------------------------------------------------
                                                  1 year        3 years        5 years       10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $  349         $1,062         $1,797        $3,734
EQ/GAMCO Small Company Value                      $  283         $  866         $1,476        $3,119
EQ/International Growth                           $  305         $  932         $1,584        $3,329
EQ/Janus Large Cap Growth                         $  295         $  904         $1,538        $3,239
EQ/JPMorgan Core Bond                             $  245         $  753         $1,288        $2,749
EQ/JPMorgan Value Opportunities                   $  264         $  810         $1,382        $2,936
EQ/Lazard Small Cap Value                         $  276         $  848         $1,445        $3,058
EQ/Legg Mason Value Equity                        $  575         $1,713         $2,834        $5,562
EQ/Long Term Bond                                 $  256         $  788         $1,346        $2,864
EQ/Lord Abbett Growth and Income                  $  351         $1,068         $1,807        $3,753
EQ/Lord Abbett Large Cap Core                     $  392         $1,188         $2,001        $4,114
EQ/Lord Abbett Mid Cap Value                      $  300         $  919         $1,563        $3,289
EQ/Marsico Focus                                  $  290         $  888         $1,512        $3,189
EQ/Mercury Basic Value Equity                     $  258         $  794         $1,356        $2,884
EQ/Mercury International Value                    $  298         $  913         $1,553        $3,269
EQ/MFS Emerging Growth Companies                  $  268         $  822         $1,403        $2,977
EQ/MFS Investors Trust                            $  267         $  819         $1,398        $2,967
EQ/Money Market                                   $  208         $  643         $1,103        $2,377
EQ/Montag & Caldwell Growth                       $  280         $  860         $1,465        $3,099
EQ/PIMCO Real Return                              $  268         $  822         $1,403        $2,977
EQ/Short Duration Bond                            $  246         $  756         $1,293        $2,760
EQ/Small Company Index                            $  228         $  703         $1,204        $2,581
EQ/TCW Equity                                     $  286         $  876         $1,491        $3,149
EQ/UBS Growth and Income                          $  284         $  869         $1,481        $3,129
EQ/Van Kampen Comstock                            $  294         $  901         $1,532        $3,229
EQ/Van Kampen Emerging Markets Equity             $  356         $1,084         $1,832        $3,800
EQ/Van Kampen Mid Cap Growth                      $  346         $1,053         $1,782        $3,706
EQ/Wells Fargo Montgomery Small Cap               $  513         $1,538         $2,560        $5,103
----------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $  498         $1,494         $2,491        $4,985
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $  304         $  930         $1,580        $3,322
----------------------------------------------------------------------------------------------------------


                                                                    Fee table 27

CONDENSED FINANCIAL INFORMATION

Please see Appendix II at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2005.

28 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

In this prospectus, we use a "series" number when necessary to identify a particular contract. Once you have purchased a contract, you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number.

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type and series of contract purchased. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract. Ages in the table refer to the age of the annuitant.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


-----------------------------------------------------------------
                   Annuitant     Minimum
 Contract type    issue ages   contributions
-----------------------------------------------------------------
NQ                0-83         o $1,000 (initial), and/or $50
                                 (additional) (all series)

Traditional IRA   0-83         o $20 (initial and/or additional)
                                 (series 100 and 200)

                               o $50 (initial and/or additional)
                                 (series 300 and 400)

--------------------------------------------------------------------------------
                  Source of                           Limitations on
 Contract type    contributions                       contributions
--------------------------------------------------------------------------------
NQ                o  After-tax money.                 Not applicable.

                  o  Paid to us by check or transfer
                     of contract value in a tax
                     deferred exchange under Section
                     1035 of the Internal Revenue
                     Code.

                  o  Paid to us by an employer who
                     establishes a payroll deduction
                     program.





--------------------------------------------------------------------------------
Traditional IRA   o  "Regular" traditional IRA con-   o Regular IRA
                     tributions either made by you      contributions may not
                     or paid to us by an employer       exceed $4,000 for
                     who establishes a payroll          2006; same for 2007.
                     deduction program.
                                                      o No regular IRA
                  o  Additional catch-up                contributions in the
                     contributions.                     year you turn age
                                                        70-1/2 and thereafter.
                  o  Eligible rollover distributions
                     from TSA contracts or other      o Rollover and direct
                     403(b) arrangements, qualified     transfer contributions
                     plans and governmental employer    after age 70-1/2 must
                     EDC plans.                         be net of required
                                                        minimum distributions.
                  o  Rollovers from another tradi-
                     tional individual retirement
                     arrangement.                     o Although we accept
                                                        rollover and direct
                  o  Direct custodian-to-custodian      transfer contribu-
                     transfers from other               tions under the
                     traditional individual             traditional IRA
                     retirement arrangements.           contracts, we intend
                                                        that these contracts
                                                        be used for ongoing
                                                        regular contributions.

                                                      o Additional catch-up
                                                        contributions of up
                                                        to $1,000 can be made
                                                        for the calendar year
                                                        2006 where the owner
                                                        is at least age 50 but
                                                        under age 70-1/2 at
                                                        any time during the
                                                        calendar year for
                                                        which the contribution
                                                        is made. This amount
                                                        stays the same for
                                                        2007.
--------------------------------------------------------------------------------



                                               Contract features and benefits 29

-----------------------------------------------------------------
                   Annuitant     Minimum
 Contract type    issue ages   contributions
-----------------------------------------------------------------
Roth IRA and      0-83         o $20 (initial and/or additional)
                                 Roth Advantage (series 100 and
                                 200)

                               o $50 (initial and/or additional)
                                 (series 300, 400 and 500)

QP IRA            0-83         o $1,000 additional (series 100
                                 and 200)

                               o $2,500 additional (series 300
                                 and 400)

--------------------------------------------------------------------------------
                  Source of                           Limitations on
 Contract type    contributions                       contributions
--------------------------------------------------------------------------------
Roth IRA and      o  Regular after-tax contributions  o Regular Roth IRA
                     Roth Advantage either made by      contributions may not
                     you or paid to us by an            exceed $4,000 for
                     employer who establishes a         2006; same for 2007.
                     payroll deduction program.
                                                      o Contributions are
                  o  Additional catch-up                subject to income
                     contributions.                     limits and other tax
                                                        rules. See
                  o  Rollovers from another Roth        "Contributions to Roth
                     IRA.                               IRAs" in "Tax informa-
                                                        tion" later in this
                  o  Rollovers from a "designated       prospectus.
                     Roth contribution account"
                     under a 401(k) plan or 403(b)    o Additional catch-up
                     arrangement.                       contributions of up to
                                                        $1,000 can be made for
                  o  Conversion rollovers from a        the calendar year 2006
                     traditional IRA.                   if the owner is at
                                                        least age 50 at any
                  o  Direct transfers from another      time during the
                     Roth IRA.                          calendar year for
                                                        which the contribution
                                                        is made. This amount
                                                        stays the same for
                                                        2007.


QP IRA            o  Rollovers from a qualified       o Rollover contributions
                     plan.                              after age 70-1/2 must
                                                        be net of required
                  o  Rollovers from a TSA.              minimum distributions.

                  o  The EQUI-VEST(R) QP IRA          o "Regular" after-tax
                     contract is intended to be a       contributions are not
                     conduit IRA to be used             permitted.
                     primarily for rollover
                     contributions from a qualified
                     plan or TSA, although we accept
                     regular IRA contributions
                     (limits described above under
                     "traditional IRA").
--------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000.

For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.


OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. Under any type of IRA contract, the owner and annuitant must be the same person.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


30  Contract features and benefits

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.
--------------------------------------------------------------------------------

                                              Contract features and benefits  31

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as EQUI-VEST(R). These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each portfolio. The chart also indicates the investment manager for each of the other portfolios.


-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective                                                   Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a          o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.    o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,    o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                                o AllianceBernstein L.P.
 EQUITY                                                                                   o Legg Mason Capital Management, Inc.
                                                                                          o MFS Investment Management
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital      o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.      o Pacific Investment Management Company
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                                o A I M Capital Management, Inc.
                                                                                          o RCM Capital Management LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    High total return through a combination of current          o Pacific Investment Management Company
                              income and capital appreciation.                              LLC
                                                                                          o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Long-term growth of capital.                                o AllianceBernstein L.P.
 INTERNATIONAL EQUITY                                                                     o J.P. Morgan Investment Management Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                                o AllianceBernstein L.P.
 CORE EQUITY                                                                              o Janus Capital Management LLC
                                                                                          o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                                o AllianceBernstein L.P.
 GROWTH                                                                                   o RCM Capital Management LLC
                                                                                          o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------




32 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective                                                   Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                                o AllianceBernstein L.P.
 VALUE                                                                                    o Institutional Capital Corporation
                                                                                          o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP       Long-term growth of capital.                                o AllianceBernstein L.P.
 GROWTH                                                                                   o Franklin Advisers, Inc.
                                                                                          o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP       Long-term growth of capital.                                o AXA Rosenberg Investment Management LLC
 VALUE                                                                                    o TCW Investment Management Company
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Long-term growth of capital.                                o Firsthand Capital Management, Inc.
                                                                                          o RCM Capital Management LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*              Objective                                                   Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK      Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND        Seeks to provide a high total return.                       o AllianceBernstein L.P.
 INCOME
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE      Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
 GOVERNMENT SECURITIES        relative stability of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL     Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP         Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND      Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
                              moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP         Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II      Seeks long-term capital appreciation.                       o Ariel Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS               Seeks to achieve capital appreciation.                      o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED      Seeks capital appreciation.                                 o AllianceBernstein L.P.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks a combination of growth and income to achieve an      o Boston Advisors, LLC
 INCOME                       above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks long-term capital appreciation.                       o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                and Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks long-term growth of capital.                          o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           To achieve long-term growth of capital.                     o Capital Guardian Trust Company
 INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 33

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name               Objective                                                   Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                           o Caywood-Scholl Capital Management
 YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks a total return before expenses that approximates      o AllianceBernstein L.P.
                              the total return performance of the S&P 500 Index,
                              including reinvestment of dividends, at a risk level
                              consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks capital growth and current income.                    o Evergreen Investment Management
 BOND                                                                                       Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks long-term capital growth.                             o Evergreen Investment Management
                                                                                            Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks long-term growth of capital.                          o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE           Seeks long-term capital appreciation.                       o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                      o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH     Seeks long-term growth of capital.                          o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with        o JPMorgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Long-term capital appreciation.                             o JPMorgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE     Seeks capital appreciation.                                 o Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY    Seeks long-term growth of capital.                          o Legg Mason Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation           o Mercury Advisors
                              through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Capital appreciation and growth of income without           o Lord, Abbett & Co. LLC
 INCOME                       excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Capital appreciation and growth of income with              o Lord, Abbett & Co. LLC
 CORE                         reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP        Capital appreciation.                                       o Lord, Abbett & Co. LLC
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks long-term growth of capital.                          o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE        Seeks capital appreciation and secondarily, income.         o Mercury Advisors
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL      Seeks to provide current income and long-term growth        o Merrill Lynch Investment Managers
 VALUE                        of income, accompanied by growth of capital.                  International Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH        Seeks to provide long-term capital growth.                  o MFS Investment Management
 COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST        Seeks long-term growth of capital with a secondary          o MFS Investment Management
                              objective to seek reasonable current income. For
                              purposes of this Portfolio, the words "reasonable
                              current income" mean moderate income.
-----------------------------------------------------------------------------------------------------------------------------------


34 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name               Objective                                                   Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                              its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                      o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks maximum real return consistent with preservation      o Pacific Investment Management Company,
                              of real capital and prudent investment management.            LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks current income with reduced volatility of principal.  o Mercury Advisors
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the       o AllianceBernstein L. P.
                              deduction of portfolio expenses) the total return of the
                              Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY                 Seeks to achieve long-term capital appreciation.            o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through capital appreciation  o UBS Global Asset Management (Americas)
                              with income as a secondary consideration.                     Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Capital growth and income.                                  o Morgan Stanley Investment Management
                                                                                            Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING        Seeks long-term capital appreciation.                       o Morgan Stanley Investment Management
 MARKETS EQUITY                                                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Capital growth.                                             o Morgan Stanley Investment Management
 GROWTH                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY     Seeks long-term capital appreciation.                       o Wells Capital Management Inc.
 SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE
 INSURANCE TRUST
 PORTFOLIO NAME               Objective                                                   Investment Manager/Adviser
-----------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    Seeks to increase the value of your investment in bull      o Charles Schwab Investment Management,
 LONG/SHORT EQUITY            markets and bear markets through strategies that are          Inc.
                              designed to have limited exposure to general equity
                              market risk.                                                o AXA Rosenberg Investment Management
                                                                                            LLC
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL
 INSTITUTIONAL
 FUNDS, INC.
 PORTFOLIO NAME               Objective                                                   Investment Manager
-----------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE --           Seeks to provide above average current income and long-     o Van Kampen (is the name under which
CLASS II                      term capital appreciation by investing primarily in equity    Morgan Stanley Investment Management
                              securities of companies in the U.S. real estate industry,     Inc. does business in certain
                              including real estate investment trusts.                      situations)
-----------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1 (800) 628-6673.

                                               Contract features and benefits 35

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the annual minimum guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


Generally, the annual minimum guaranteed interest rate for 2006 is 3.00% or 4.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for series 100 NQ contracts in certain states). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available for contracts issued on or after August 13, 2001 in Washington. Your financial professional can provide your state's approval status.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 (7 in Oregon) fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o    the rate to maturity is 3%; or

o    the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2006, the next available maturity date was June 15, 2006 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

36  Contract features and benefits

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.


TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time, there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time, you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.


We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into the variable investment options in group "B" (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.



--------------------------------------------------------------------------------
                               Investment Options
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
Domestic stocks                        International stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation            o AXA Premier VIP International Equity
o AXA Moderate-Plus Allocation         o EQ/Alliance International
o AXA Premier VIP Aggressive Equity    o EQ/Capital Guardian International
o AXA Premier VIP Health Care          o EQ/International Growth
o AXA Premier VIP Large Cap Core       o EQ/Mercury International Value
  Equity                               o EQ/Van Kampen Emerging Markets
o AXA Premier VIP Large Cap Growth       Equity
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth
o AXA Premier VIP Mid Cap Value
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Large Cap Growth
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company
  Growth
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Value Opportunities
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Montag & Caldwell Growth
o EQ/Small Company Index
o EQ/TCW Equity
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/
  Short Equity
o US Real Estate - Class II
--------------------------------------------------------------------------------


                                               Contract features and benefits 37

--------------------------------------------------------------------------------
Balanced hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation
--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation            o EQ/Caywood-Scholl High Yield Bond
o AXA Conservative-Plus Allocation       o EQ/Evergreen International Bond
o AXA Premier VIP Core Bond              o EQ/JPMorgan Core Bond
o AXA Premier VIP High Yield             o EQ/Long Term Bond
o EQ/Alliance Intermediate Government    o EQ/Money Market
  Securities                             o EQ/PIMCO Real Return
o EQ/Alliance Quality Bond               o EQ/Short Duration Bond
--------------------------------------------------------------------------------
 Fixed maturity options
--------------------------------------------------------------------------------
 The fixed maturity options are only available in states where approved. Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------


ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value," later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS
If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.
For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


If you reside in the state of California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.


If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

We may require that you wait six months before you apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully or partially convert an existing traditional IRA contract to a Roth IRA or Roth Advantage, you may cancel your Roth IRA or Roth Advantage contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."

38  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)  increased to reflect additional contributions;

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value.


                                           Determining your contract's value  39

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2006, all maturities were available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
     (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

     See Appendix I for transfer restrictions under Original Contracts.


Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2)  the dollar amounts to be transferred, and

(3)  the investment options to and from which you are transferring.


We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments,


40 Transferring your money among investment options which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

See Appendix I for restrictions under Original Contracts.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier option will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

                            Transferring your money among investment options  41

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.

42  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

-----------------------------------------------------
                         Method of Withdrawal
-----------------------------------------------------
                                            Minimum
 Contract         Partial   Systematic   distribution
-----------------------------------------------------
NQ                  Yes        Yes           No
-----------------------------------------------------
traditional IRA     Yes        Yes          Yes
-----------------------------------------------------
QP IRA              Yes        Yes          Yes
-----------------------------------------------------
Roth Advantage      Yes        Yes           No
-----------------------------------------------------
Roth IRA            Yes        Yes           No
-----------------------------------------------------

PARTIAL WITHDRAWALS
(All contracts)


You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.


Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)

SYSTEMATIC WITHDRAWALS
(All contracts)


If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.


If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3)  you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(Traditional IRA and QP IRA contracts -- See "Tax information" later in this prospectus)


We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70-1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.


                                                        Accessing your money  43

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our required minimum distribution automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA or QP IRA contract, you may use our automatic deposit service.

Under this service, we will automatically deposit the required minimum distribution payment from your traditional IRA or QP IRA contract directly into an EQUI-VEST(R) NQ or Roth IRA or an EQUI-VEST(R) Express (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information -- Roth IRAs" later in this prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY


You can elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.


Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.

44  Accessing your money

ANNUITY PAYOUT OPTIONS
--------------------------------------------------------------------------------
Fixed annuity payout options        o Life annuity
                                    o Life annuity with period certain
                                    o Life annuity with refund certain
                                    o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout   o Life annuity (not available in NY)
  options                           o Life annuity with period certain
--------------------------------------------------------------------------------
o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)  in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less

                                                        Accessing your money  45
than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

46  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o    Charge for third-party transfer or exchange (series 300, 400 and 500 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:

o 1.10% current and maximum in each variable investment option under series 300 contracts.

o 1.10% current and 1.75% maximum in each variable investment option under series 400 contracts.

o 1.20% current and 1.75% maximum in each variable investment option under series 500 contracts.

o 0.56% current and 0.65% maximum under series 100 contracts, and 1.15% current and 1.24% maximum under series 200 contracts in the EQ/Alliance Common Stock and EQ/Money Market options.

o 0.50% current and maximum under series 100 contracts, and 1.09% current and maximum under series 200 contracts for all other variable investment options.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i) under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options under series 300 and 400 other than the AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock and EQ/Money Market options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options;

(ii) under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts;

(iii) under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option.

MAXIMUM TOTAL CHARGES

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we

                                                        Charges and expenses  47
may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300; (ii) 1.49% for series 100 and 200 for the EQ/Alliance Common Stock and EQ/Money Market options; (iii) 1.34% for all the other options not listed in (ii) for series 100 and 200; and (iv) 2.00% for series 400.

Under series 100 and 200 contracts for the AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 (except in FL), 400 and 500 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options," below.

o For series 100 and 200 NQ contracts, all series 300 and 400 contracts, and 500 contracts


The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

o the account value after any withdrawal charge has been imposed (cash value), or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract years.


For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contribu-

48  Charges and expenses
tions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus.

o For series 100 and 200 traditional IRA, QP IRA and Roth IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

---------------------------------
  Contract Year(s)     Charge
---------------------------------
    1 through 5          6%*
    6 through 8           5
         9                4
        10                3
        11                2
        12                1
   13 and later           0
---------------------------------

* This percentage may be reduced at older ages for certain contracts. Your AXA Equitable associate can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

                      ----------------------------------

We reserve the right to reduce or waive the withdrawal charge including transfers to a traditional IRA, QP IRA and Roth IRA from another EQUI-VEST(R) contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

WHEN WITHDRAWAL CHARGES DO NOT APPLY


o 10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year. For series 100 and 200 traditional IRA and Roth IRA contracts, the 10% free withdrawal amount described above will be available after the third contract year or you attain age 59-1/2. (Currently we are waiving this restriction.)

For existing contract owners, if you have QP IRA contract number 11933I (series
100), the 10% free withdrawal amount described above was available after the third contract year. If you have QP IRA contract number 92QPI (series 200), the free withdrawal amount was available in the first contract year.


o     For series 100 and 200 contracts

(i)   For NQ contracts, the withdrawal charge does not apply if:

o     the annuitant dies and a death benefit is payable to the beneficiary; or

o we receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

(ii) For a traditional IRA, QP IRA and Roth IRA the withdrawal charge does not apply:

o     after five contract years and the annuitant is at least age 59-1/2; or

o if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

o if the amount withdrawn is applied to the election of a life contingent annuity payout option.

o     For series 300, 400 and 500 contracts

(i)   DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

(a)   the annuitant dies and a death benefit is payable to the beneficiary; or

(b) we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii) DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(a) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(b) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(c) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      --    it provides continuous room and board to three or more persons;

      --    it is supervised by a registered nurse or licensed practical nurse;

      --    it keeps daily medical records of each patient;

      --    it controls and records all medications dispensed; and

      --    its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the

                                                        Charges and expenses  49
withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii) For traditional IRA, QP IRA and Roth IRA contracts the withdrawal charge also does not apply:

o     after six contract years if the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv) Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

o     after five contract years if the annuitant is at least age 59-1/2; or

o if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.

CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS (FOR SERIES 300-500)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

-------------------------------------------------------------
   Declining scale                Alternative scale
-------------------------------------------------------------
  Year of investment        Year of transfer within fixed
  in fixed maturity                   maturity
       option*                        option*
-------------------------------------------------------------
  Within year 1   6%          Within year 1        5%
-------------------------------------------------------------
        2         6%                2              4%
-------------------------------------------------------------
        3         5%                3              3%
-------------------------------------------------------------
        4         4%                4              2%
-------------------------------------------------------------
        5         3%                5              1%
-------------------------------------------------------------
        6         2%          After year 5         0%
-------------------------------------------------------------
   After year 6   0%   Not to exceed 1% times
                       the number of years
                       remaining in the fixed
                       maturity option, rounded
                       to the higher number of
                       years. In other words, if
                       4.3 years remain, it would
                       be a 5% charge.
-------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

50  Charges and expenses

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE


We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o     Management fees ranging from 0.10% to 1.50%.


o     12b-1 fees of either 0.25% or 0.35% for Class IB/B and Class II shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA, QP IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.
                                                        Charges and expenses  51

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

DEATH BENEFIT

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under "Successor owner and annuitant". Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS (MAY NOT BE AVAILABLE IN ALL STATES FOR SOME SERIES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions after the original owner's death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time by sending satisfactory notice to our processing office.


Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing

52  Payment of death benefit
your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the AXA Equitable Access Account, an interest bearing account with check writing privileges. The AXA Equitable Access Account is part of AXA Equitable's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, QP IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA and Roth Advantage contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

o     The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o     The minimum death benefit provision will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR SERIES 400 NQ CONTRACTS ONLY

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o     The contract continues in your name for the benefit of your beneficiary.

                                                    Payment of death benefit  53

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o     The minimum death benefit will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in this prospectus.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o     No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o     The account value will not be reset to the death benefit amount.

o The withdrawal charge schedule and free corridor amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

54  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW


In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, QP IRA, Roth IRA or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any with-drawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an IRA annuity contract such as this one, or an IRA or other qualified account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

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o     if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the EQUI-VEST(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-free basis. Special forms, agreements between carriers, and provision of cost basis information may be required to process this type of an exchange.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion of the beneficiary continuation option for NQ contracts earlier in this prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the

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income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.

INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.


The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. We offer the EQUI-VEST(R) contract in both traditional IRA and Roth IRA versions.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in a variable income annnuitization option payments (as opposed to payments from a fixed income annuitization option).


We have received an opinion letter from the IRS approving the respective forms of the series 400 EQUI-VEST(R) traditional and Roth IRA contracts for use as traditional and Roth IRA, respectively. We have not submitted to the IRS requests for opinion letters to approve any other forms of series 100 -- 500 EQUI-VEST(R) traditional IRA and Roth IRA for use as a traditional or Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for approval do not include every feature possibly available under the EQUI-VEST(R) traditional and Roth IRA contracts.

The Inherited IRA beneficiary continuation contract and all other series 100 -- 500 EQUI-VEST(R) traditional and Roth IRA contracts have not been submitted to the IRS for approval as to form for use as a traditional or Roth IRA.

CANCELLATION

You can cancel any version of the EQUI-VEST(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to can-

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cel within a certain number of days" in "Contract features and benefits"
earlier in this prospectus. You can cancel an EQUI-VEST(R) Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES
(TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o     regular contributions out of earned income or compensation; or

o     tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70-1/2 or any taxable year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $1,000 to your traditional IRA for the taxable year 2006. This amount is the same for 2007.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for each of 2006 and 2007 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is being made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions". That is, for the taxable years 2006 and 2007, your fully deductible contribution can be up to $4,000, or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2006 and 2007.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2006, for example, you determine AGI and subtract $50,000 if you are single, or $75,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


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($10,000-excess AGI)    times    the maximum        equals   the adjusted
---------------------     X        regular            =      deductible
 divided by $10,000            contribution amount           contribution
                                  for the year               limit
                                discussed above

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2006 and 2007). The dollar limit is $5,000 in 2006 and 2007 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.

ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o     qualified plans;

o governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o     other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o     Do it yourself
      You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o     Direct rollover
      You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

o     "a required minimum distribution" after age 70-1/2 or retirement; or

o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

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o     a hardship withdrawal; or

o     a corrective distribution that fits specified technical tax rules; or

o     a loan that is treated as a distribution; or

o     a death benefit payment to a beneficiary who is not your surviving spouse;
      or



o a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)   the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)   you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.


Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to

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traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

The EQUI-VEST(R) QP IRA is used as a conduit IRA if amounts are not commingled.


REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.


ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribu-

                                                             Tax information  61
tion withdrawal option. If you do elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional

62  Tax information

IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o     regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or


o     tax-free rollover contributions from other Roth arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you can contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totalling up to $1,000 can be made for the taxable year 2006. This amount is the same for 2007.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or,

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000, the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you


                                                             Tax information  63
actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth
IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o     another Roth IRA ("tax-free rollover contribution");

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o     you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.


The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular IRA contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion. The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution

64  Tax information
while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.


No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o     Rollovers from a Roth IRA to another Roth IRA;

o     Direct transfers from a Roth IRA to another Roth IRA;

o     Qualified distributions from Roth IRA; and

o     Return of excess contributions or amounts recharacterized to a traditional
      IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o     you are age 59-1/2 or older; or

o     you die; or

o     you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.


Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2006 and the conversion contribution is made in 2007, the conversion contribution is treated as contributed prior to the other conversion contributions made in 2007.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

                                                             Tax information  65

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400. (The rate may be higher in your state.) We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 3.00% (4.00% for NQ in some states), is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

66  Tax information

       Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)
                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
(ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

----------------------------------------------------------------------------
       1.00% Minimum Guarantee                1.00% Minimum Guarantee
------------------------------------   -------------------------------------
Contract     Account        Cash       Contract     Account        Cash
Year End      Value         Value      Year End      Value         Value
----------------------------------------------------------------------------
      1    $    989.80   $    936.35      26      $ 29,196.26   $ 28,836.26
----------------------------------------------------------------------------
      2    $  1,979.70   $  1,872.79      27      $ 30,498.22   $ 30,138.22
----------------------------------------------------------------------------
      3    $  2,979.49   $  2,818.60      28      $ 31,813.20   $ 31,453.20
----------------------------------------------------------------------------
      4    $  3,989.29   $  3,773.87      29      $ 33,141.33   $ 32,781.33
----------------------------------------------------------------------------
      5    $  5,009.18   $  4,738.69      30      $ 34,482.75   $ 34,122.75
----------------------------------------------------------------------------
      6    $  6,039.27   $  5,713.15      31      $ 35,837.57   $ 35,477.57
----------------------------------------------------------------------------
      7    $  7,079.67   $  6,719.67      32      $ 37,205.95   $ 36,845.95
----------------------------------------------------------------------------
      8    $  8,130.46   $  7,770.46      33      $ 38,588.01   $ 38,228.01
----------------------------------------------------------------------------
      9    $  9,191.77   $  8,831.77      34      $ 39,983.89   $ 39,623.89
----------------------------------------------------------------------------
     10    $ 10,263.69   $  9,903.69      35      $ 41,393.73   $ 41,033.73
----------------------------------------------------------------------------
     11    $ 11,346.32   $ 10,986.32      36      $ 42,817.67   $ 42,457.67
----------------------------------------------------------------------------
     12    $ 12,439.79   $ 12,079.79      37      $ 44,255.84   $ 43,895.84
----------------------------------------------------------------------------
     13    $ 13,544.18   $ 13,184.18      38      $ 45,708.40   $ 45,348.40
----------------------------------------------------------------------------
     14    $ 14,659.63   $ 14,299.63      39      $ 47,175.49   $ 46,815.49
----------------------------------------------------------------------------
     15    $ 15,786.22   $ 15,426.22      40      $ 48,657.24   $ 48,297.24
----------------------------------------------------------------------------
     16    $ 16,924.08   $ 16,564.08      41      $ 50,153.81   $ 49,793.81
----------------------------------------------------------------------------
     17    $ 18,073.33   $ 17,713.33      42      $ 51,665.35   $ 51,305.35
----------------------------------------------------------------------------
     18    $ 19,234.06   $ 18,874.06      43      $ 53,192.00   $ 52,832.00
----------------------------------------------------------------------------
     19    $ 20,436.40   $ 20,076.40      44      $ 54,733.92   $ 54,373.92
----------------------------------------------------------------------------
     20    $ 21,650.76   $ 21,290.76      45      $ 56,291.26   $ 55,931.26
----------------------------------------------------------------------------
     21    $ 22,877.27   $ 22,517.27      46      $ 57,864.18   $ 57,504.18
----------------------------------------------------------------------------
     22    $ 24,116.04   $ 23,756.04      47      $ 59,452.82   $ 59,092.82
----------------------------------------------------------------------------
     23    $ 25,367.20   $ 25,007.20      48      $ 61,057.35   $ 60,697.35
----------------------------------------------------------------------------
     24    $ 26,630.88   $ 26,270.88      49      $ 62,677.92   $ 62,317.92
----------------------------------------------------------------------------
     25    $ 27,907.18   $ 27,547.18      50      $ 64,314.70   $ 63,954.70
----------------------------------------------------------------------------

       Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)
                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

----------------------------------------------------------------------------
       1.00% Minimum Guarantee                1.00% Minimum Guarantee
-----------------------------------    -------------------------------------
Contract     Account        Cash       Contract     Account        Cash
Year End      Value         Value      Year End      Value         Value
----------------------------------------------------------------------------
    1      $ 989.80       $ 936.35        26      $ 434.76       $ 434.76
----------------------------------------------------------------------------
    2      $ 979.70       $ 926.80        27      $ 409.11       $ 409.11
----------------------------------------------------------------------------
    3      $ 959.50       $ 907.69        28      $ 383.20       $ 383.20
----------------------------------------------------------------------------
    4      $ 939.10       $ 888.38        29      $ 357.03       $ 357.03
----------------------------------------------------------------------------
    5      $ 918.49       $ 868.89        30      $ 330.60       $ 330.60
----------------------------------------------------------------------------
    6      $ 897.67       $ 849.20        31      $ 303.91       $ 303.91
----------------------------------------------------------------------------
    7      $ 876.65       $ 876.65        32      $ 276.95       $ 276.95
----------------------------------------------------------------------------
    8      $ 855.42       $ 855.42        33      $ 249.72       $ 249.72
----------------------------------------------------------------------------
    9      $ 833.97       $ 833.97        34      $ 222.21       $ 222.21
----------------------------------------------------------------------------
   10      $ 812.31       $ 812.31        35      $ 194.44       $ 194.44
----------------------------------------------------------------------------
   11      $ 790.43       $ 790.43        36      $ 166.38       $ 166.38
----------------------------------------------------------------------------
   12      $ 768.34       $ 768.34        37      $ 138.04       $ 138.04
----------------------------------------------------------------------------
   13      $ 746.02       $ 746.02        38      $ 109.42       $ 109.42
----------------------------------------------------------------------------
   14      $ 723.48       $ 723.48        39      $  80.52       $  80.52
----------------------------------------------------------------------------
   15      $ 700.71       $ 700.71        40      $  51.32       $  51.32
----------------------------------------------------------------------------
   16      $ 677.72       $ 677.72        41      $  21.84       $  21.84
----------------------------------------------------------------------------
   17      $ 654.50       $ 654.50        42      $   0.00       $   0.00
----------------------------------------------------------------------------
   18      $ 631.04       $ 631.04        43      $   0.00       $   0.00
----------------------------------------------------------------------------
   19      $ 607.35       $ 607.35        44      $   0.00       $   0.00
----------------------------------------------------------------------------
   20      $ 583.43       $ 583.43        45      $   0.00       $   0.00
----------------------------------------------------------------------------
   21      $ 559.26       $ 559.26        46      $   0.00       $   0.00
----------------------------------------------------------------------------
   22      $ 534.85       $ 534.85        47      $   0.00       $   0.00
----------------------------------------------------------------------------
   23      $ 510.20       $ 510.20        48      $   0.00       $   0.00
----------------------------------------------------------------------------
   24      $ 485.31       $ 485.31        49      $   0.00       $   0.00
----------------------------------------------------------------------------
   25      $ 460.16       $ 460.16        50      $   0.00       $   0.00
----------------------------------------------------------------------------

                                                              Tax information 67

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2006 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

68  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A


Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A, Class IB/B or Class II shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)   to deregister Separate Account A under the Investment Company Act of 1940;

(6)   to restrict or eliminate any voting rights as to Separate Account A;


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B or Class II shares and other aspects of its operations, appear in the prospectuses for each Trust, which generally accompany this prospectus or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.
The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 15, 2006 and the related price per $100 of maturity value were as shown below.


                                                            More information  69

------------------------------------------------------
  Fixed Maturity
   Options with
    June 15th            Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2006   Maturity Value
------------------------------------------------------
      2006                3.55%             $ 98.86
      2007                3.65%             $ 95.35
      2008                3.70%             $ 91.88
      2009                3.75%             $ 88.46
      2010                3.80%             $ 85.08
       2011               3.80%             $ 81.97
      2012                3.95%             $ 78.24
      2013*               4.05%             $ 74.74
      2014*               4.10%             $ 71.54
      2015*               4.15%             $ 68.42
------------------------------------------------------



*     Not available in Oregon.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

      (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

      (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

      (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

      (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)   We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Secu-


70  More information
rities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts which are held in a separate account are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, Roth IRA and Roth Advantage contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.


o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.


o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

                                                            More information  71

o     the election of trustees; or

o     the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1 (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a traditional IRA, QP IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.


The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.


72  More information

Sales compensation paid to AXA Advisors will generally not exceed 8.5% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) a portion of the contribution-based compensation.


Sales compensation paid to AXA Distributors will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 0.60% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 6.5% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributor may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


                                                            More information  73

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).

74  Incorporation of certain documents by reference

Appendix I: Original Contracts

--------------------------------------------------------------------------------

Original Contracts are EQUI-VEST(R) contracts under which the contract owner has not elected to add any additional variable investment options when they first became available.


SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the EQ/Money Market, AXA Moderate Allocation, EQ/Alliance Common Stock and AXA Premier VIP Aggressive Equity options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the EQ/Money Market option is always available. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.


                                              Appendix I: Original Contracts I-1

Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



-------------------------------------------------------------------------------------------------------------------
                                                             For the years ending December 31,
                                         --------------------------------------------------------------------------
                                           1996       1997       1998       1999       2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 34.06   $  38.66   $  45.07   $  52.39   $  51.10   $  49.61   $  42.91
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      28,319     26,036     24,361     22,434     20,413     19,822     23,382
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 82.91   $  90.75   $  89.92   $ 105.59   $  90.70   $  67.13   $  47.48
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      27,945     28,030     25,634     20,946     18,138     16,058     13,832
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $ 106.73
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --        264
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  78.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --        101
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                              $137.53   $ 160.74   $ 150.42   $ 143.43   $ 129.28   $ 128.74   $ 123.58
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         444        831      1,164        998        800        770        696
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  78.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --         82
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  76.43
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --         91
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  67.87
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --        138
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  79.08
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --        127
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  62.00
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --        211
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  73.70
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --        214
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --         --   $  56.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --         --         53
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                           For the years ending December 31,
                                        ------------------------------------------
                                           2003          2004          2005
----------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------
  Unit value                             $ 109.15      $ 120.39     $ 128.35
----------------------------------------------------------------------------------
  Number of units outstanding (000's)           8            50          122
----------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------
  Unit value                             $ 102.15      $ 106.86     $ 108.01
----------------------------------------------------------------------------------
  Number of units outstanding (000's)           6            36           59
----------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------
  Unit value                             $ 104.14      $ 110.71     $ 112.78
----------------------------------------------------------------------------------
  Number of units outstanding (000's)           5            44          112
----------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------
  Unit value                             $  50.77      $  55.12     $  57.47
----------------------------------------------------------------------------------
  Number of units outstanding (000's)      21,629        20,412       19,656
----------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------
  Unit value                             $ 107.96      $ 118.97     $ 126.32
----------------------------------------------------------------------------------
  Number of units outstanding (000's)          18           185          105
----------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------
  Unit value                             $  64.75      $  72.04     $  77.39
----------------------------------------------------------------------------------
  Number of units outstanding (000's)      12,726        11,587       10,645
----------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------
  Unit value                             $ 109.24      $ 111.97     $ 112.40
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         311           348          375
----------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------
  Unit value                             $  99.85      $ 110.46     $ 116.57
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         182           238          274
----------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------
  Unit value                             $ 149.82      $ 161.02     $ 164.14
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         769           761          768
----------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------
  Unit value                             $ 103.47      $ 120.36     $ 137.09
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         150           268          321
----------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------
  Unit value                             $  96.62      $ 104.55     $ 110.09
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         122           129          128
----------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------
  Unit value                             $  87.47      $  92.04     $  97.62
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         219           256          267
----------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------
  Unit value                             $ 102.28      $ 115.47     $ 122.01
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         163           203          263
----------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------
  Unit value                             $  85.78      $  94.55     $ 101.11
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         417           530          556
----------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------
  Unit value                             $ 102.24      $ 116.19     $ 123.06
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         334           425          390
----------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------
  Unit value                             $  88.08      $  91.24     $ 100.16
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         211           989          901
----------------------------------------------------------------------------------


II-1 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------
                                                    For the years ending December 31,
                                         -------------------------------------------------------
                                           1996       1997       1998       1999       2000
------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------
  Unit value                             $ 199.05   $ 253.68   $ 323.75   $ 399.74   $ 339.28
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      16,933     17,386     17,231     16,705     15,685
------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------
  Unit value                             $ 143.37   $ 179.30   $ 213.81   $ 250.31   $ 269.09
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         975      1,800      2,475      3,095      3,352
------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
   Securities
------------------------------------------------------------------------------------------------
  Unit value                             $ 112.40   $ 118.98   $ 126.48   $ 124.96   $ 134.60
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         146        202        314        360        309
------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------
  Unit value                             $ 112.83   $ 107.92   $ 117.72   $ 160.04   $ 121.54
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         763        968        971        926      1,028
------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --   $ 116.36   $  93.70
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --        887      2,596
------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------
  Unit value                             $ 112.65   $ 121.30   $ 130.07   $ 125.76   $ 138.33
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         196        283        557        622        566
------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                   --   $ 125.55   $ 118.57   $ 149.64   $ 168.29
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --        488      1,101        976      1,895
------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --
------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --
------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --
------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --
------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --   $ 107.58   $ 103.06
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --          4         15
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --   $ 106.78   $ 111.59
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --          8         44
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --   $ 101.64   $ 103.88
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         13         34
------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         --
------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------
  Unit value                             $ 164.12   $ 214.66     271.24   $ 322.15   $ 287.40
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,486      2,686      3,805      4,579      4,346
------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------
  Unit value                                   --        --          --         --         --
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --        --          --         --         --
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                  For the years ending December 31,
                                         -------------------------------------------------------
                                           2001       2002       2003       2004       2005
------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------
  Unit value                             $ 299.82   $ 197.84   $ 292.96   $ 330.99   $ 341.80
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      14,197     11,899     11,092     10,291      9,393
------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------
  Unit value                             $ 262.05   $ 204.07   $ 263.25   $ 292.64   $ 305.38
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,789      3,455      3,264      3,133      3,020
------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
------------------------------------------------------------------------------------------------
   Securities
------------------------------------------------------------------------------------------------
  Unit value                             $ 143.62   $ 154.25   $ 155.83   $ 157.11   $ 157.33
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         587        915        788        674        613
------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------
  Unit value                             $  92.48   $  82.20   $ 109.83   $ 128.38   $ 146.39
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         945      5,013      4,603      4,372      4,333
------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                             $  70.28   $  47.74   $  58.02   $  62.04   $  70.34
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,788      2,376      2,212      1,966      1,822
------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------
  Unit value                             $ 147.79   $ 157.39   $ 161.18   $ 165.40   $ 166.86
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         899        950        827        737        726
------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                             $ 144.40   $  99.61   $ 138.85   $ 156.54   $ 172.65
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,988      1,955      1,959      1,885      1,791
------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --   $ 103.63
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --          4
------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --   $ 114.58   $ 121.52
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --          3         80
------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------
  Unit value                             $  94.39   $  80.42   $ 102.15   $ 114.33   $ 118.93
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,544      1,981      2,115      2,287      2,451
------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --   $ 106.97   $ 112.04
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         33        232
------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                             $  86.73   $  62.93   $  79.44   $  81.19   $  87.10
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          33         57         89        118        143
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------
  Unit value                                   --   $  53.85   $  65.86   $  68.57   $  71.11
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         19         39         47         67
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------
  Unit value                                   --   $  67.65   $  88.51   $  99.21   $ 114.65
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         61        175        316        437
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------
  Unit value                             $ 107.86   $  80.17   $ 104.00   $ 113.80   $ 119.08
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          95      1,211      1,179      1,112      1,015
------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------
  Unit value                             $ 100.43   $  75.63   $ 101.77   $ 109.77   $ 114.76
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          96        375        573        660        684
------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --   $ 103.98
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --         29
------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------
  Unit value                             $ 249.66   $ 191.65   $ 242.29   $ 264.16   $ 272.79
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,083      3,648      3,539      3,393      3,219
------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------
  Unit value                                   --         --         --         --   $  97.50
------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         --         --         --          4
------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



-----------------------------------------------------------------------------------------------------------------
                                                                                              For the years
                                                                                            ending December 31,
                                                                                           ----------------------
                                                                                             1996       1997
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 118.06
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           577
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 115.17
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           250
-----------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 115.97
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           145
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 121.34
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           256
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         For the years
                                                                                                      ending December 31,
                                                                                             -----------------------------------
                                                                                                1998         1999        2000
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.57    $  92.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5          18
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  99.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          86
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.82     $ 105.28    $ 109.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             859          721         628
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  83.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --         165
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.20     $ 124.26    $ 131.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             581          648         521
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.97     $ 149.82    $ 165.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             444          617         634
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.04     $ 275.93    $ 220.97
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,090        2,427       3,720
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     For the years
                                                                                                  ending December 31,
                                                                                            ----------------------------------
                                                                                               2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.01    $  56.98    $  77.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             33          55         125
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.41    $  68.70    $  97.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            420         738       1,109
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.05    $  94.29    $ 123.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,238       1,835       1,967
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  63.80    $  43.86    $  54.47
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            464         590         701
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.03    $ 109.16
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         207         316
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.85    $  96.50    $ 120.74
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            532         484         448
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 112.38    $ 152.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         239         434
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.89    $  92.40    $ 119.55
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         337         779
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 172.07    $ 141.48    $ 183.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,044       1,282       1,316
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  75.52    $  95.40
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         928         946
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 143.76    $  93.15    $ 118.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,422       2,890       2,681
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                               2004        2005
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  82.05    $  84.15
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            206         204
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.43    $ 116.94
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,384       1,577
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 144.14    $ 158.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,096       2,279
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          15
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.23    $ 116.54
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             37         251
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 115.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          13
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  60.27    $  63.79
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            750    $ 814.00
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.11    $ 113.06
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            405         574
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 132.08    $ 135.43
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            414         382
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 175.98    $ 181.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            617         739
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.40
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          13
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  99.99
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          71
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.99
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          11
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.62
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          13
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 111.49
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          67
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 130.34    $ 142.37
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            948       1,217
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 199.77    $ 202.92
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,355       1,330
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.50    $ 125.21
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,010       1,260
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 132.05    $ 142.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,410       2,130
------------------------------------------------------------------------------------------------------------------


II-3 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                            ----------------------
                                                                                               1996        1997
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.28     $ 29.41
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,013         973
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 79.41
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         109
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
                                                                                             -----------------------------------
                                                                                               1998         1999         2000
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.48     $ 102.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           18           68
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.55     $  31.63     $  33.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,261        1,516        1,458
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.18     $ 110.43     $  65.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            217          590          926
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                   ending December 31,
                                                                                            ----------------------------------
                                                                                               2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 84.85     $ 66.13    $  79.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             87         118         161
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 33.96     $ 34.00    $  33.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,796       1,816       1,322
------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 81.53    $ 117.33
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          72         260
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 61.12     $ 56.74    $  87.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            850         895         949
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  99.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          18
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
                                                                                            ----------------------
                                                                                               2004        2005
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.51    $  92.55
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            140         132
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  33.69    $  34.19
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,193       1,383
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.66    $ 108.84
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          17
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  99.35
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          82
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  99.80
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          13
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 136.22    $ 140.12
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            446         537
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.22    $ 114.11
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          36
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.24    $ 117.48
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          41
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 104.29
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          47
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.51    $ 139.53
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,084       1,420
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 123.74
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          32
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 119.05
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           3
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.69    $ 107.86
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          54
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 143.40    $ 165.18
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            288         435
------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-4

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                               ending December 31,
                                                                                            ------------------------
                                                                                                1996         1997
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.26     $ 135.29
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             548          655
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.41     $ 163.33
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,468        3,226
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 137.53     $ 160.74
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             444          831
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.42     $ 198.12
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,457        4,765
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.37     $ 179.30
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             975        1,800
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.40     $ 118.98
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             146          202
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                             -----------------------------------
                                                                                                1998         1999         2000
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.63     $ 183.18     $ 178.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             752          854          846
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.59     $ 189.44     $ 162.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,342        2,980        2,607
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 150.42     $ 143.43     $ 129.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,164          998          800
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 252.88     $ 312.31     $ 264.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,808        6,502        6,233
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 213.81     $ 250.31     $ 269.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,475        3,095        3,352
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.48     $ 124.96     $ 134.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             314          360          309
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                             -----------------------------------
                                                                                                2001         2002         2003
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 109.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            8
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 102.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            6
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            5
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 172.66     $ 149.01     $ 175.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,334        2,689        2,378
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           18
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.13     $  84.51     $ 114.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,242        1,841        1,636
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.73     $ 109.24
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          264          316
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  78.98     $  99.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          101          185
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.74     $ 123.58     $ 149.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             770          696          798
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  78.07     $ 103.47
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           82          152
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  76.43     $  96.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           91          123
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  67.87     $  87.47
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          138          221
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  79.08     $ 102.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          127          165
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  62.00     $  85.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          211          421
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  73.70     $ 102.24
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          214          337
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  56.63     $  88.08
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           53          212
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 233.80     $ 154.15     $ 227.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,579        4,418        4,024
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 262.05     $ 204.07     $ 263.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,789        3,455        3,368
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.62     $ 154.25     $ 155.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             587          915          818
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years
                                                                                                ending December 31,
                                                                                              ----------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.39     $ 128.35
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              50          122
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.86     $ 108.01
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              36           59
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.71     $ 112.78
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              44          112
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 188.77     $ 195.64
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,153        1,902
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.97     $ 126.32
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             185          105
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.42     $ 136.36
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,467        1,285
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.97     $ 112.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             348          375
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.46     $ 116.57
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             238          274
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.02     $ 164.14
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             761          768
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.36     $ 137.09
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             268          321
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.55     $ 110.09
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             129          128
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.04     $  97.62
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             256          267
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.47     $ 122.01
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             203          263
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  94.55     $ 101.11
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             530          556
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.19     $ 123.06
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             425          390
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  91.24     $ 100.16
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             989          901
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 257.31     $ 265.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,627        3,126
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 292.64     $ 305.38
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,133        3,020
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.11     $ 157.33
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             674          613
--------------------------------------------------------------------------------------------------------------------


II-5 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                              ---------------------
                                                                                                1996         1997
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.83     $ 107.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             763          968
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.65     $ 121.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             196          283
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 125.55
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          488
-------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 164.12     $ 214.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,486        2,686
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 118.06
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          577
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                             -----------------------------------
                                                                                                1998         1999         2000
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.72     $ 160.04     $ 121.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             971          926        1,028
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 116.36     $  93.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          887        2,596
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.07     $ 125.76     $ 138.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             557          622          566
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.57     $ 149.64     $ 168.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,101          976        1,895
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.58     $ 103.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4           15
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.78     $ 111.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            8           44
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 101.64     $ 103.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13           34
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 271.24     $ 322.15     $ 287.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,805        4,579        4,346
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.57     $  92.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5           18
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           86
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.82     $ 105.28     $ 109.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             859          721          628
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     For the years
                                                                                                   ending December 31,
                                                                                            ----------------------------------
                                                                                               2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  92.48    $  82.20     $ 109.83
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            945       5,013        4,796
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  70.28    $  47.74     $  58.02
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,788       2,376        2,254
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 147.79    $ 157.39     $ 161.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            899         950          851
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 144.40    $  99.61     $ 138.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,988       1,955        2,016
------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  94.39    $  80.42     $ 102.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,544       1,981        2,153
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.73    $  62.93     $  79.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             33          57           89
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  53.85     $  65.86
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          19           41
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  67.65     $  88.51
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          61          177
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 107.86    $  80.17     $ 104.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             95       1,211        1,200
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.43    $  75.63     $ 101.77
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             96         375          579
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 249.66    $ 191.65     $ 242.29
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,083       3,648        3,658
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.01    $  56.98     $  77.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             33          55          127
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.41    $  68.70     $  97.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            420         738        1,117
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.05    $  94.29     $ 123.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,238       1,835        2,002
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                                ending December 31,
                                                                                             -----------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.38     $ 146.39
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,372        4,333
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  62.04     $  70.34
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,966        1,822
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 165.40     $ 166.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             737          726
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 156.54     $ 172.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,885        1,791
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 103.63
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.58     $ 121.52
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           80
--------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.33     $ 118.93
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,287        2,451
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.97     $ 112.04
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              33          232
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.19     $  87.10
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             118          143
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.57     $  71.11
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              47           67
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.21     $ 114.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             316          437
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.80     $ 119.08
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,112        1,015
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.77     $ 114.76
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             660          684
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 103.98
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           29
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 264.16     $ 272.79
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,393        3,219
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  97.50
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.05     $  84.15
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             206          204
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.43     $ 116.94
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,384        1,577
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.14     $ 158.32
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,096        2,279
--------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-6

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                              ---------------------
                                                                                                1996         1997
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 115.17
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          250
-------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 115.97
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          145
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 121.34
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          256
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.21     $ 115.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             165          146
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
                                                                                             ----------------------------------
                                                                                                1998         1999        2000
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  83.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --         165
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.20     $ 124.76    $ 131.45
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             581          648         521
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.67     $ 149.82    $ 165.28
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             444          617         634
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.04     $ 275.93    $ 220.97
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,090        2,427       3,720
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.48    $ 102.37
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           18          68
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.19     $ 124.47    $ 130.47
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             262          360         297
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                   ending December 31,
                                                                                            ---------------------------------
                                                                                               2001        2002        2003
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  63.80    $  43.86    $  54.47
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            464         581         710
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.03    $ 109.16
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         207         318
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.85    $  96.50    $ 120.74
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            532         484         454
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 112.38    $ 152.31
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         239         445
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.89    $  92.41    $ 119.55
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         337         790
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 172.07    $ 141.48    $ 183.13
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,044       1,282       1,337
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  75.52    $  95.40
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         928         970
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 143.76    $  93.15    $ 118.84
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,422       2,890       2,741
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.85    $  66.13    $  79.62
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             87         118         162
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 133.66    $ 133.83    $ 133.10
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            395         342         231
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                                ending December 31,
                                                                                             -----------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.04
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           15
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.23     $ 116.54
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              37          251
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 115.00
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  60.27     $  63.79
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             750          814
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.11     $ 113.06
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             405          574
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.08     $ 135.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             414          382
--------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 175.98     $ 181.76
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             617          739
--------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.99
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           71
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.99
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           11
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.62
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.49
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           67
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.34     $ 142.37
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             948        1,217
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 199.77     $ 202.92
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,355        1,330
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.50     $ 125.21
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,010        1,260
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.05     $ 142.04
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,410        2,130
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.51     $  92.55
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             140          132
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.67     $ 135.29
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             186           63
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.66     $ 108.84
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           17
--------------------------------------------------------------------------------------------------------------------


II-7 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



----------------------------------------------------------------------------------------------------------------
                                                                                              For the years
                                                                                            ending December 31,
                                                                                           ---------------------
                                                                                             1996      1997
----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 79.41
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --          109
----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                   ending December 31,
                                                                                             ---------------------------------
                                                                                               1998         1999        2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.18     $ 110.43     $ 65.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            217          590         926
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
                                                                                             ---------------------------------
                                                                                               2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 81.53     $ 117.33
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          72          261
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 61.12     $ 56.74     $  87.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            850         895          971
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $  99.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            3
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 106.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           18
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2004        2005
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  99.35
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          82
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  99.80
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          13
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 136.22    $ 140.12
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             446         537
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.22    $ 114.11
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6          36
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.24    $ 117.48
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1          41
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 104.29
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          47
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.51    $ 139.53
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,084       1,420
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 123.74
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          32
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 119.05
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           3
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.69    $ 107.86
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12          54
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.40    $ 165.18
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             288         435
------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-8

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.45%).



-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                            -----------------------
                                                                                                1998         1999
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.39     $ 118.86
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.25     $ 105.69
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.20     $  84.96
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.87     $ 126.91
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5           19
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.73     $ 120.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.22     $ 101.96
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
                                                                                             ----------------------------------
                                                                                                2000         2001         2002
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.59     $ 111.81    $  96.40
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4           6
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.49     $  66.89    $  47.01
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5           5
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 106.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  78.89
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.49     $  76.09    $  72.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1           1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  77.98
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  76.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  67.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  79.00
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  61.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  73.62
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  56.57
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.53     $  94.82    $  62.45
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              24           27          27
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.00     $ 125.48    $  97.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            6           7
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.70     $ 116.92    $ 125.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           1
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                            ------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.12     $ 120.22     $ 128.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.13     $ 106.71     $ 107.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.11     $ 110.56     $ 112.49
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.45     $ 121.87     $ 126.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            6            5
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.93     $ 118.80     $ 124.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  63.87     $  70.74     $  75.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            5            5
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.00     $ 111.59     $ 111.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.63     $ 110.09     $ 116.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.34     $  94.85     $  96.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.24     $ 119.96     $ 136.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.40     $ 104.20     $ 109.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.27     $  91.74     $  97.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.05     $ 115.08     $ 121.47
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.59     $  94.24     $ 100.66
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.01     $ 115.80     $ 122.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.89     $  90.93     $  99.71
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.27     $ 104.03     $ 107.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              29           30           29
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.78     $ 139.67     $ 145.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7            7            7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.58     $ 127.48     $ 127.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1           --
--------------------------------------------------------------------------------------------------------------------------------


II-9 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            -----------------------
                                                                                                1998        1999
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.00     $ 126.29
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 116.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $103.62     $ 100.08
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 86.93     $ 109.59
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 106.74
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 101.60
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $103.68     $ 123.01
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            9
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 106.53
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.78     $  83.05
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
                                                                                           ----------------------------------
                                                                                                2000        2001        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.81    $  72.82    $  64.65
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  93.56    $  70.10    $  47.56
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.96    $ 117.34    $ 124.83
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 123.11    $ 105.52    $  72.71
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --           3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 100.70    $  85.70
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  81.26
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  72.13
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  83.76
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.42    $ 107.58    $  79.87
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.72    $ 100.16    $  75.34
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.62    $  95.12    $  72.93
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10          11          12
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  93.33    $  75.81    $  56.76
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.95    $  85.28    $  68.53
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          13          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.06    $  88.20    $  74.14
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           2
-----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
                                                                                           ------------------------------------
                                                                                                2003        2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.29     $ 100.74     $ 114.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            4            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  57.74     $  61.67     $  69.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 127.69     $ 130.89     $ 131.90
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.24     $ 114.00     $ 125.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            2            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 103.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 114.56     $ 121.35
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 108.74     $ 121.57     $ 126.32
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            2            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 106.95     $ 111.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.46     $ 104.60     $ 112.09
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  88.12     $  91.64     $  94.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.47     $ 122.57     $ 141.49
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.50     $ 113.12     $ 118.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            3            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.27     $ 109.11     $ 113.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 103.90
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  92.10     $ 100.31     $ 103.47
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12           13           12
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  97.47
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  77.31     $  81.56     $  83.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.98     $ 110.90     $ 116.25
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.37     $ 113.08     $ 124.06
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2            2
-------------------------------------------------------------------------------------------------------------------------------


                              Appendix II: Condensed financial information II-10

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.48    $  97.68
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.80    $ 114.64
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.41    $ 177.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           6
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 104.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.68    $ 105.20
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                   ending December 31,
                                                                                           ----------------------------------
                                                                                                2000        2001        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  83.92    $  63.71    $  43.75
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.90
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.80    $  94.40    $  75.30
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  87.78
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.94    $  92.27
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 126.32    $ 131.37    $ 107.89
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  82.38
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 141.58    $  92.01    $  59.55
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9           9           9
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.22    $  84.63    $  65.88
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.16    $ 112.74    $ 112.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
                                                                                           ------------------------------------
                                                                                                2003        2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 104.97
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 113.20     $ 116.38
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 114.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  54.27     $  59.97     $  63.41
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 108.90     $ 111.72     $ 112.55
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  94.11     $ 102.84     $ 105.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.84     $ 137.16     $ 141.51
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.38
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  99.92
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  91.36
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 111.40
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 119.25     $ 129.87     $ 141.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 139.50     $ 152.01     $ 154.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.95     $ 124.61     $ 136.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  75.89     $  84.23     $  90.50
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9            9            9
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.23     $  86.99     $  91.89
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.04     $ 111.55     $ 113.11
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.63     $ 108.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------


II-11 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            ----------------------
                                                                                                1998        1999
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.40     $ 157.03
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
                                                                                             --------------------------------
                                                                                                2000        2001        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 81.43
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 92.78     $ 86.72     $ 80.41
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                            -----------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  99.28
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  99.72
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.06     $ 135.75    $ 139.49
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.19    $ 113.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.21    $ 117.32
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 104.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.57     $ 150.61    $ 197.09
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1           1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 123.65
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 118.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.43     $ 101.55    $ 107.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.78     $ 143.20    $ 164.77
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------


                              Appendix II: Condensed financial information II-12

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 15, 2007 to a fixed maturity option with a maturity date of June 15, 2016 (i.e., nine* years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2011.



------------------------------------------------------------------------------------------------
                                                                         Hypothetical Assumed
                                                                         Rate to maturity on
                                                                           June 15, 2011
                                                                        ------------------------
                                                                          5.00%        9.00%
------------------------------------------------------------------------------------------------
 As of June 15, 2011 (before withdrawal)
------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                              $144,048     $ 119,487
------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                               $131,080     $ 131,080
------------------------------------------------------------------------------------------------
(3) Market value adjustment:
  (1) - (2)                                                             $ 12,968     $ (11,593)
------------------------------------------------------------------------------------------------
 On June 15, 2011 (after withdrawal)
------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                                   $  4,501     $  (4,851)
------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount [$50,000 - (4)]                  $ 45,499     $  54,851
------------------------------------------------------------------------------------------------
(6) Fixed maturity amount (2) - (5)                                     $ 85,581     $  76,229
------------------------------------------------------------------------------------------------
(7) Maturity value                                                      $120,032     $ 106,915
------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                       $ 94,048     $  69,487
------------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

III-1 Appendix III: Market value adjustment example

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          Page


Calculation of annuity payments                                             2
Custodian and independent registered public accounting firm                 2
Distribution of the contracts                                               2
Calculating unit values                                                     3
Financial statements                                                        3


How to Obtain an EQUI-VEST(R) Statement of Additional Information for Separate Account A

Call 1 (800) 628-6673 or send this request form to:
 EQUI-VEST(R)
 Processing Office
 AXA Equitable
 P.O. Box 4956
 Syracuse, NY 13221-4956

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2006.

(Combination variable and fixed deferred annuity)

--------------------------------------------------------------------------------
Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------
City            State    Zip


888-1297 (5/06)

EQUI-VEST(R)
A Combination Variable and Fixed Deferred Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2006



--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R), dated May 1, 2006. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, 1 (800) 628-6673, or by contacting your financial professional.

TABLE OF CONTENTS

Calculation of annuity payments                                              2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                2

Calculating unit values                                                      3

Financial statements                                                         3


              Copyright 2006. AXA Equitable Life Insurance Company

   1290 Avenue of the Americas, New York, New York 10104. All rights reserved

                                                                          x01238
                                                                  Series 100-500

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2005, the annuity payment due in December 2005 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $588,734,659 in 2005, $567,991,463 in 2004, and $562,696,578
in 2003. Of these amounts, AXA Advisors retained $293,075,553, $289,050,171, and $287,344,634, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $561,166,840 in 2005, $418,189,861 for 2004, and $429,871,001 for 2003, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $120,349,631, $57,065,006, and $84,547,116, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

        (a/b) - c

where:

(a) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Alliance Common Stock options and 1.34% for all other variable investment options.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2005..................................................   FSA-3
   Statements of Operations for the Year Ended December
    31, 2005..................................................   FSA-20
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2005 and 2004................................   FSA-28
   Notes to
    Financial Statements......................................   FSA-42


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005
    and 2004..................................................   F-2
   Consolidated Statements of Earnings, Years Ended December
    31, 2005, 2004 and 2003...................................   F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2005, 2004
      and 2003................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2005, 2004 and 2003.................................   F-5
   Notes to Consolidated
    Financial Statements......................................   F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                      AXA Aggressive  AXA Conservative   AXA Conservative-
                                                        Allocation       Allocation       Plus Allocation
                                                     --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .   $23,015,367       $12,086,367        $20,402,880
Receivable for The Trusts shares sold ..............            --            75,526                 --
Receivable for policy-related transactions .........        55,573                --              2,481
                                                       -----------       -----------        -----------
  Total assets .....................................   $23,070,940       $12,161,893        $20,405,361
                                                       -----------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ............        55,553                --              2,506
Payable for policy-related transactions ............            --            75,523                 --
                                                       -----------       -----------        -----------
  Total liabilities ................................        55,553            75,523              2,506
                                                       -----------       -----------        -----------
Net Assets .........................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Net Assets:
Accumulation Units .................................    22,964,673        12,046,084         20,363,006
Contracts in payout (annuitization) period .........            --                --                 --
Retained by AXA Equitable in Separate Account A             50,714            40,286             39,849
                                                       -----------       -----------        -----------
Total net assets ...................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Investments in shares of The Trusts, at cost .......   $22,062,576       $12,267,803        $20,499,979
The Trusts shares held .............................
 Class A ...........................................            --                --                 --
 Class B ...........................................     1,775,551         1,131,005          1,827,892



                                                        AXA Moderate     AXA Moderate-     AXA Premier VIP
                                                         Allocation     Plus Allocation   Aggressive Equity
                                                     ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,665,469,186      $91,321,103      $1,049,047,404
Receivable for The Trusts shares sold ..............         166,714               --             139,511
Receivable for policy-related transactions .........          96,341          188,315             260,741
                                                      --------------      -----------      --------------
  Total assets .....................................  $1,665,732,241      $91,509,418      $1,049,447,656
                                                      --------------      -----------      --------------
Liabilities:
Payable for The Trusts shares purchased ............              --          188,264                  --
Payable for policy-related transactions ............              --               --                  --
                                                      --------------      -----------      --------------
  Total liabilities ................................              --          188,264                  --
                                                      --------------      -----------      --------------
Net Assets .........................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Net Assets:
Accumulation Units .................................   1,656,394,607       91,284,661       1,046,898,859
Contracts in payout (annuitization) period .........       7,138,378               --           2,087,090
Retained by AXA Equitable in Separate Account A            2,199,256           36,493             461,707
                                                      --------------      -----------      --------------
Total net assets ...................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Investments in shares of The Trusts, at cost .......  $1,580,250,762      $87,984,947      $1,185,389,293
The Trusts shares held .............................
 Class A ...........................................      97,731,978               --          37,778,248
 Class B ...........................................       7,173,389        7,248,700             569,222

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                          AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                             Core Bond       Health Care        High Yield
                                                         ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $68,295,179      $43,541,526       $171,667,202
Receivable for The Trusts shares sold ..................             --               --            143,183
Receivable for policy-related transactions .............         31,604           11,074                 --
                                                            -----------      -----------       ------------
  Total assets .........................................    $68,326,783      $43,552,600       $171,810,385
                                                            -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ................         31,598           11,007                 --
Payable for policy-related transactions ................             --               --            143,423
                                                            -----------      -----------       ------------
  Total liabilities ....................................         31,598           11,007            143,423
                                                            -----------      -----------       ------------
Net Assets .............................................    $68,295,185      $43,541,593       $ 17,666,962
                                                            ===========      ===========       ============
Net Assets:
Accumulation Units .....................................     68,267,956       42,207,648        170,745,811
Contracts in payout (annuitization) period .............             --               --            615,146
Retained by AXA Equitable in Separate Account A                  27,229        1,333,945            306,005
                                                            -----------      -----------       ------------
Total net assets .......................................    $68,295,185      $43,541,593       $171,666,962
                                                            ===========      ===========       ============
Investments in shares of The Trusts, at cost ...........    $69,533,307      $41,930,871       $181,953,614
The Trusts shares held .................................
 Class A ...............................................             --          113,826         24,169,428
 Class B ...............................................      6,669,667        3,895,263          7,264,042



                                                             AXA Premier VIP        AXA Premier VIP       AXA Premier VIP
                                                          International Equity   Large Cap Core Equity   Large Cap Growth
                                                         ---------------------- ----------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $65,112,831            $20,586,355           $39,112,343
Receivable for The Trusts shares sold ..................                --                 81,183                    --
Receivable for policy-related transactions .............            67,138                     --                16,675
                                                               -----------            -----------           -----------
  Total assets .........................................       $65,179,969            $20,667,538           $39,129,018
                                                               -----------            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ................            67,139                     --                16,694
Payable for policy-related transactions ................                --                 81,186                    --
                                                               -----------            -----------           -----------
  Total liabilities ....................................            67,139                 81,186                16,694
                                                               -----------            -----------           -----------
Net Assets .............................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Net Assets:
Accumulation Units .....................................        65,030,880             19,342,159            38,002,310
Contracts in payout (annuitization) period .............                --                     --                    --
Retained by AXA Equitable in Separate Account A                     81,950              1,244,193             1,110,014
                                                               -----------            -----------           -----------
Total net assets .......................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Investments in shares of The Trusts, at cost ...........       $58,793,390            $18,494,468           $35,023,426
The Trusts shares held .................................
 Class A ...............................................                --                109,389               100,556
 Class B ...............................................         5,006,442              1,798,805             3,694,824



                                                          AXA Premier VIP
                                                          Large Cap Value
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $46,756,153
Receivable for The Trusts shares sold ..................             --
Receivable for policy-related transactions .............         55,663
                                                            -----------
  Total assets .........................................    $46,811,816
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased ................         55,663
Payable for policy-related transactions ................             --
                                                            -----------
  Total liabilities ....................................         55,663
                                                            -----------
Net Assets .............................................    $46,756,153
                                                            ===========
Net Assets:
Accumulation Units .....................................     45,368,116
Contracts in payout (annuitization) period .............             --
Retained by AXA Equitable in Separate Account A               1,388,037
                                                            -----------
Total net assets .......................................    $46,756,153
                                                            ===========
Investments in shares of The Trusts, at cost ...........    $45,351,714
The Trusts shares held .................................
 Class A ...............................................        116,902
 Class B ...............................................      4,062,006

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Mid Cap Growth    Mid Cap Value       Technology
                                                     ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $78,154,244       $67,290,936       $114,150,834
Receivable for The Trusts shares sold ..............          5,015                --              7,645
Receivable for policy-related transactions .........             --            29,338                 --
                                                        -----------       -----------       ------------
  Total assets .....................................    $78,159,259       $67,320,274       $114,158,479
                                                        -----------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............             --            29,424                 --
Payable for policy-related transactions ............          5,144                --              7,690
                                                        -----------       -----------       ------------
  Total liabilities ................................          5,144            29,424              7,690
                                                        -----------       -----------       ------------
Net Assets .........................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Net Assets:
Accumulation Units .................................     78,075,031        67,219,887        113,949,369
Contracts in payout (annuitization) period .........             --                --                 --
Retained by AXA Equitable in Separate Account A              79,084            70,963            201,420
                                                        -----------       -----------       ------------
Total net assets ...................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Investments in shares of The Trusts, at cost .......    $76,774,993       $73,659,253       $ 97,643,553
The Trusts shares held .............................
 Class A ...........................................             --                --                 --
 Class B ...........................................      8,673,591         6,999,847         11,157,206



                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                        EQ/Alliance        EQ/Alliance        Government
                                                        Common Stock    Growth and Income     Securities
                                                     ----------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .  $4,402,995,476      $1,104,048,073    $138,120,936
Receivable for The Trusts shares sold ..............         852,481                  --         143,073
Receivable for policy-related transactions .........              --             106,462          78,216
                                                      --------------      --------------    ------------
  Total assets .....................................  $4,403,847,957      $1,104,154,535    $138,342,225
                                                      --------------      --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............              --              99,420              --
Payable for policy-related transactions ............          47,625                  --              --
                                                      --------------      --------------    ------------
  Total liabilities ................................          47,625              99,420              --
                                                      --------------      --------------    ------------
Net Assets .........................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Net Assets:
Accumulation Units .................................   4,373,912,992       1,096,404,470     137,759,911
Contracts in payout (annuitization) period .........      26,342,212           6,842,012         582,314
Retained by AXA Equitable in Separate Account A            3,103,734             808,633              --
                                                      --------------      --------------    ------------
Total net assets ...................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Investments in shares of The Trusts, at cost .......  $4,520,860,749      $  990,314,338    $144,450,521
The Trusts shares held .............................
 Class A ...........................................     233,119,162          51,302,507      10,525,851
 Class B ...........................................      10,289,061           7,888,833       3,634,405

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                       EQ/Alliance
                                                       EQ/Alliance      Large Cap      EQ/Alliance
                                                      International       Growth      Quality Bond
                                                     --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $738,510,661    $163,022,823    $160,917,770
Receivable for The Trusts shares sold ..............            --              --              --
Receivable for policy-related transactions .........       267,001         103,861              --
                                                      ------------    ------------    ------------
  Total assets .....................................  $738,777,662    $163,126,684    $160,917,770
                                                      ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............       265,253         103,923           2,582
Payable for policy-related transactions ............            --              --          23,711
                                                      ------------    ------------    ------------
  Total liabilities ................................       265,253         103,923          26,293
                                                      ------------    ------------    ------------
Net Assets .........................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Net Assets:
Accumulation Units .................................   735,627,319     162,637,695     159,780,978
Contracts in payout (annuitization) period .........     1,860,959              --         873,764
Retained by AXA Equitable in Separate Account A          1,024,131         385,066         236,735
                                                      ------------    ------------    ------------
Total net assets ...................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Investments in shares of The Trusts, at cost .......  $513,489,323    $132,741,534    $164,330,664
The Trusts shares held .............................
 Class A ...........................................    52,225,769              --      12,676,317
 Class B ...........................................     6,015,357      21,104,015       3,407,759



                                                       EQ/Alliance                      EQ/Bear Stearns
                                                        Small Cap         EQ/Ariel       Small Company      EQ/Bernstein
                                                          Growth      Appreciation II        Growth       Diversified Value
                                                    --------------- ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $373,972,462        $588,576        $14,694,673       $372,141,955
Receivable for The Trusts shares sold ..............       314,239              --                 --                 --
Receivable for policy-related transactions .........            --           3,465            173,963            355,981
                                                      ------------        --------        -----------       ------------
  Total assets .....................................  $374,286,701        $592,041        $14,868,636       $372,497,936
                                                      ------------        --------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............            --           3,465            174,166            322,633
Payable for policy-related transactions ............       307,903              --                 --                 --
                                                      ------------        --------        -----------       ------------
  Total liabilities ................................       307,903           3,465            174,166            322,633
                                                      ------------        --------        -----------       ------------
Net Assets .........................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Net Assets:
Accumulation Units .................................   372,596,780         588,160         14,675,065        371,731,192
Contracts in payout (annuitization) period .........     1,338,829              --                 --                 --
Retained by AXA Equitable in Separate Account A             43,189             416             19,405            444,111
                                                      ------------        --------        -----------       ------------
Total net assets ...................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Investments in shares of The Trusts, at cost .......  $297,342,211        $589,390        $14,467,651       $320,135,533
The Trusts shares held .............................
 Class A ...........................................    19,549,262              --                 --                 --
 Class B ...........................................     3,494,150          57,845          1,677,518         25,667,024

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Boston Advisors       EQ/Calvert           EQ/Capital
                                                        Equity Income     Socially Responsible   Guardian Growth
                                                     ------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .     $34,433,372           $15,597,816          $6,981,752
Receivable for The Trusts shares sold ..............              --                    --                  --
Receivable for policy-related transactions .........         100,252                 8,364              24,899
                                                         -----------           -----------          ----------
  Total assets .....................................     $34,533,624           $15,606,180          $7,006,651
                                                         -----------           -----------          ----------
Liabilities:
Payable for The Trusts shares purchased ............         100,251                 8,367              24,904
Payable for policy-related transactions ............              --                    --                  --
                                                         -----------           -----------          ----------
  Total liabilities ................................         100,251                 8,367              24,904
                                                         -----------           -----------          ----------
Net Assets .........................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Net Assets:
Accumulation Units .................................      34,415,712            13,658,173           6,903,430
Contracts in payout (annuitization) period .........              --                    --                  --
Retained by AXA Equitable in Separate Account A               17,661             1,939,640              78,317
                                                         -----------           -----------          ----------
Total net assets ...................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Investments in shares of The Trusts, at cost .......     $33,623,841           $15,064,391          $6,314,332
The Trusts shares held .............................
 Class A ...........................................              --                    --                  --
 Class B ...........................................       5,412,877             1,903,407             534,400



                                                            EQ/Capital             EQ/Capital           EQ/Capital
                                                      Guardian International   Guardian Research   Guardian U.S. Equity
                                                     ------------------------ ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .        $69,081,361           $150,360,693         $115,764,606
Receivable for The Trusts shares sold ..............                 --                103,701               10,893
Receivable for policy-related transactions .........            123,782                     --                   --
                                                            -----------           ------------         ------------
  Total assets .....................................        $69,205,143           $150,464,394         $115,775,499
                                                            -----------           ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ............            123,517                     --                   --
Payable for policy-related transactions ............                 --                103,652               10,954
                                                            -----------           ------------         ------------
  Total liabilities ................................            123,517                103,652               10,954
                                                            -----------           ------------         ------------
Net Assets .........................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Net Assets:
Accumulation Units .................................         69,009,619            150,283,171          115,650,093
Contracts in payout (annuitization) period .........                 --                     --                   --
Retained by AXA Equitable in Separate Account A                  72,007                 77,571              114,452
                                                            -----------           ------------         ------------
Total net assets ...................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Investments in shares of The Trusts, at cost .......        $58,418,000           $116,375,430         $106,334,581
The Trusts shares held .............................
 Class A ...........................................                 --                     --                   --
 Class B ...........................................          5,536,602             12,014,898           10,036,804



                                                      EQ/Caywood-Scholl
                                                       High Yield Bond
                                                     -------------------
Assets:
Investments in shares of The Trusts, at fair value .      $5,366,278
Receivable for The Trusts shares sold ..............              --
Receivable for policy-related transactions .........          45,984
                                                          ----------
  Total assets .....................................      $5,412,262
                                                          ----------
Liabilities:
Payable for The Trusts shares purchased ............          45,984
Payable for policy-related transactions ............              --
                                                          ----------
  Total liabilities ................................          45,984
                                                          ----------
Net Assets .........................................      $5,366,278
                                                          ==========
Net Assets:
Accumulation Units .................................       5,354,705
Contracts in payout (annuitization) period .........              --
Retained by AXA Equitable in Separate Account A               11,573
                                                          ----------
Total net assets ...................................      $5,366,278
                                                          ==========
Investments in shares of The Trusts, at cost .......      $5,592,255
The Trusts shares held .............................
 Class A ...........................................              --
 Class B ...........................................       1,177,930

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                         EQ/Equity         EQ/Evergreen      EQ/Evergreen
                                                         500 Index      International Bond       Omega
                                                     ----------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,003,803,420         $503,700        $24,509,663
Receivable for The Trusts shares sold ..............         422,571               --                 --
Receivable for policy-related transactions .........              --            3,603             18,350
                                                      --------------         --------        -----------
  Total assets .....................................  $1,004,225,991         $507,303        $24,528,013
                                                      --------------         --------        -----------
Liabilities:
Payable for The Trusts shares purchased ............              --            3,603             18,350
Payable for policy-related transactions ............         422,539               --                 --
                                                      --------------         --------        -----------
  Total liabilities ................................         422,539            3,603             18,350
                                                      --------------         --------        -----------
Net Assets .........................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Net Assets:
Accumulation Units .................................     998,198,467          503,290         24,388,312
Contracts in payout (annuitization) period .........       4,422,315               --                 --
Retained by AXA Equitable in Separate Account A            1,182,670              410            121,351
                                                      --------------         --------        -----------
Total net assets ...................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Investments in shares of The Trusts, at cost .......  $  955,109,089         $502,092        $23,283,863
The Trusts shares held .............................
 Class A ...........................................      38,803,036               --                 --
 Class B ...........................................       3,898,190           51,571          2,714,616



                                                                                        EQ/GAMCO       EQ/GAMCO
                                                          EQ/FI           EQ/FI        Mergers and   Small Company
                                                         Mid Cap      Mid Cap Value   Acquisitions       Value
                                                    --------------- --------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $265,972,237    $446,353,063     $2,520,193    $39,752,693
Receivable for The Trusts shares sold ..............            --              --             --             --
Receivable for policy-related transactions .........       166,639       1,041,979         17,134         90,038
                                                      ------------    ------------     ----------    -----------
  Total assets .....................................  $266,138,876    $447,395,042     $2,537,327    $39,842,731
                                                      ------------    ------------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............       166,757       1,041,602         17,134         90,236
Payable for policy-related transactions ............            --              --             --             --
                                                      ------------    ------------     ----------    -----------
  Total liabilities ................................       166,757       1,041,602         17,134         90,236
                                                      ------------    ------------     ----------    -----------
Net Assets .........................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Net Assets:
Accumulation Units .................................   265,900,824     446,195,681      2,512,431     39,737,919
Contracts in payout (annuitization) period .........            --              --             --             --
Retained by AXA Equitable in Separate Account A             71,295         157,759          7,762         14,576
                                                      ------------    ------------     ----------    -----------
Total net assets ...................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Investments in shares of The Trusts, at cost .......  $259,480,978    $408,532,829     $2,539,989    $41,231,188
The Trusts shares held .............................
 Class A ...........................................            --              --             --             --
 Class B ...........................................    25,929,385      32,000,179        217,124      1,477,296

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                           EQ/Janus
                                                      EQ/International     Large Cap     EQ/JPMorgan
                                                           Growth           Growth        Core Bond
                                                     ------------------ -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .     $2,174,741      $73,279,066    $101,172,011
Receivable for The Trusts shares sold ..............             --               --              --
Receivable for policy-related transactions .........        152,163           44,316          88,136
                                                         ----------      -----------    ------------
  Total assets .....................................     $2,326,904      $73,323,382    $101,260,147
                                                         ----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ............        152,165           44,326          90,854
Payable for policy-related transactions ............             --               --              --
                                                         ----------      -----------    ------------
  Total liabilities ................................        152,165           44,326          90,854
                                                         ----------      -----------    ------------
Net Assets .........................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Net Assets:
Accumulation Units .................................      2,169,906       73,251,783     101,134,555
Contracts in payout (annuitization) period .........             --               --              --
Retained by AXA Equitable in Separate Account A               4,833           27,273          34,738
                                                         ----------      -----------    ------------
Total net assets ...................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Investments in shares of The Trusts, at cost .......     $2,115,859      $60,173,473    $103,792,689
The Trusts shares held .............................
 Class A ...........................................             --               --              --
 Class B ...........................................        417,444       10,730,040       9,192,350



                                                                              EQ/Lazard
                                                          EQ/JPMorgan         Small Cap     EQ/Legg Mason      EQ/Long
                                                      Value Opportunities       Value        Value Equity     Term Bond
                                                     --------------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .      $60,816,693       $173,824,187      $2,152,168    $10,494,958
Receivable for The Trusts shares sold ..............           56,382                 --              --         19,156
Receivable for policy-related transactions .........               --            137,065          32,833             --
                                                          -----------       ------------      ----------    -----------
  Total assets .....................................      $60,873,075       $173,961,252      $2,185,001    $10,514,114
                                                          -----------       ------------      ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............               --            131,821          32,833             --
Payable for policy-related transactions ............           56,416                 --              --         19,041
                                                          -----------       ------------      ----------    -----------
  Total liabilities ................................           56,416            131,821          32,833         19,041
                                                          -----------       ------------      ----------    -----------
Net Assets .........................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Net Assets:
Accumulation Units .................................       60,725,547        173,752,649       2,150,325     10,484,657
Contracts in payout (annuitization) period .........               --                 --              --             --
Retained by AXA Equitable in Separate Account A                91,112             76,782           1,843         10,416
                                                          -----------       ------------      ----------    -----------
Total net assets ...................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Investments in shares of The Trusts, at cost .......      $52,093,762       $179,356,637      $2,154,954    $10,684,917
The Trusts shares held .............................
 Class A ...........................................               --                 --              --             --
 Class B ...........................................        4,821,886         12,994,757         205,551        774,628

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Lord Abbett
                                                        Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                          Income      Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .    $1,735,197      $1,883,427       $10,460,115
Receivable for The Trusts shares sold ..............            --              --                --
Receivable for policy-related transactions .........        18,226           3,641            45,520
                                                        ----------      ----------       -----------
  Total assets .....................................    $1,753,423      $1,887,068       $10,505,635
                                                        ----------      ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ............        18,226           3,641            45,520
Payable for policy-related transactions ............            --              --                --
                                                        ----------      ----------       -----------
  Total liabilities ................................        18,226           3,641            45,520
                                                        ----------      ----------       -----------
Net Assets .........................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Net Assets:
Accumulation Units .................................     1,730,786       1,876,908        10,449,970
Contracts in payout (annuitization) period .........            --              --                --
Retained by AXA Equitable in Separate Account A              4,411           6,519            10,145
                                                        ----------      ----------       -----------
Total net assets ...................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Investments in shares of The Trusts, at cost .......    $1,695,265      $1,845,541       $10,260,909
The Trusts shares held .............................
 Class A ...........................................            --              --                --
 Class B ...........................................       162,458         176,098           926,715



                                                                        EQ/Mercury
                                                        EQ/Marsico     Basic Value         EQ/Mercury       EQ/MFS Emerging
                                                          Focus           Equity      International Value   Growth Companies
                                                     --------------- --------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .  $236,382,045    $344,266,544        $206,956,991        $342,149,429
Receivable for The Trusts shares sold ..............            --         372,866                  --             150,479
Receivable for policy-related transactions .........       491,098              --             327,577                  --
                                                      ------------    ------------        ------------        ------------
  Total assets .....................................  $236,873,143    $344,639,410        $207,284,568        $342,299,908
                                                      ------------    ------------        ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ............       491,377              --             327,456                  --
Payable for policy-related transactions ............            --         373,523                  --             150,007
                                                      ------------    ------------        ------------        ------------
  Total liabilities ................................       491,377         373,523             327,456             150,007
                                                      ------------    ------------        ------------        ------------
Net Assets .........................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Net Assets:
Accumulation Units .................................   236,310,495     344,111,608         206,833,107         342,057,805
Contracts in payout (annuitization) period .........            --              --                  --                  --
Retained by AXA Equitable in Separate Account A             71,271         154,279             124,005              92,096
                                                      ------------    ------------        ------------        ------------
Total net assets ...................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Investments in shares of The Trusts, at cost .......  $204,890,396    $315,288,280        $171,957,056        $281,405,439
The Trusts shares held .............................
 Class A ...........................................            --              --                  --                  --
 Class B ...........................................    15,013,330      22,817,787          14,572,764          23,945,958

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                           EQ/MFS          EQ/Money       EQ/Montag &
                                                      Investors Trust       Market      Caldwell Growth
                                                     ----------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $16,964,856     $113,954,693       $2,860,502
Receivable for The Trusts shares sold ..............          1,175               --              300
Receivable for policy-related transactions .........             --          293,888               --
                                                        -----------     ------------       ----------
  Total assets .....................................    $16,966,031     $114,248,581       $2,860,802
                                                        -----------     ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ............             --          103,853               --
Payable for policy-related transactions ............          1,182               --              300
                                                        -----------     ------------       ----------
  Total liabilities ................................          1,182          103,853              300
                                                        -----------     ------------       ----------
Net Assets .........................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Net Assets:
Accumulation Units .................................     16,800,423      109,739,121        2,846,068
Contracts in payout (annuitization) period .........             --          862,293               --
Retained by AXA Equitable in Separate Account A             164,426        3,543,314           14,434
                                                        -----------     ------------       ----------
Total net assets ...................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Investments in shares of The Trusts, at cost .......    $14,112,699     $114,696,038       $2,788,976
The Trusts shares held .............................
 Class A ...........................................             --       88,395,969               --
 Class B ...........................................      1,679,364       25,557,265          565,477



                                                        EQ/PIMCO       EQ/Short        EQ/Small
                                                      Real Return   Duration Bond   Company Index   EQ/TCW Equity
                                                    ------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $14,821,085     $2,211,031    $101,535,601     $7,981,216
Receivable for The Trusts shares sold ..............           --             --              --             --
Receivable for policy-related transactions .........      131,188         17,750         170,266          2,830
                                                      -----------     ----------    ------------     ----------
  Total assets .....................................  $14,952,273     $2,228,781    $101,705,867     $7,984,046
                                                      -----------     ----------    ------------     ----------
Liabilities:
Payable for The Trusts shares purchased ............      131,185         17,750         149,658          2,829
Payable for policy-related transactions ............           --             --              --             --
                                                      -----------     ----------    ------------     ----------
  Total liabilities ................................      131,185         17,750         149,658          2,829
                                                      -----------     ----------    ------------     ----------
Net Assets .........................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Net Assets:
Accumulation Units .................................   14,807,653      2,204,083     101,472,886      7,960,108
Contracts in payout (annuitization) period .........           --             --              --             --
Retained by AXA Equitable in Separate Account A            13,435          6,948          83,323         21,109
                                                      -----------     ----------    ------------     ----------
Total net assets ...................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Investments in shares of The Trusts, at cost .......  $15,099,362     $2,224,224    $ 98,280,745     $7,740,583
The Trusts shares held .............................
 Class A ...........................................           --             --              --             --
 Class B ...........................................    1,461,215        222,320       8,694,569        361,258

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                        EQ/UBS                       EQ/Van Kampen
                                                      Growth and   EQ/Van Kampen   Emerging Markets
                                                        Income        Comstock          Equity
                                                     ------------ --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $7,935,287     $6,681,503      $252,833,286
Receivable for The Trusts shares sold ..............          --             --                --
Receivable for policy-related transactions .........     195,780         41,073           277,097
                                                      ----------     ----------      ------------
  Total assets .....................................  $8,131,067     $6,722,576      $253,110,383
                                                      ----------     ----------      ------------
Liabilities:
Payable for The Trusts shares purchased ............     195,780         41,073           278,058
Payable for policy-related transactions ............          --             --                --
                                                      ----------     ----------      ------------
  Total liabilities ................................     195,780         41,073           278,058
                                                      ----------     ----------      ------------
Net Assets .........................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Net Assets:
Accumulation Units .................................   7,918,303      6,671,982       252,541,117
Contracts in payout (annuitization) period .........          --             --                --
Retained by AXA Equitable in Separate Account A           16,984          9,521           291,208
                                                      ----------     ----------      ------------
Total net assets ...................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Investments in shares of The Trusts, at cost .......  $7,579,630     $6,510,983      $211,661,801
The Trusts shares held .............................
 Class A ...........................................          --             --                --
 Class B ...........................................   1,318,489        639,860        19,644,741



                                                      EQ/Van Kampen   EQ/Wells Fargo    Laudus Rosenberg
                                                         Mid Cap        Montgomery         VIT Value       U.S. Real Estate --
                                                          Growth       Small Cap (c)   Long/Short Equity        Class II
                                                     --------------- ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value .    $4,873,217       $550,117          $8,336,553          $93,740,479
Receivable for The Trusts shares sold ..............            --          2,813                  --                   --
Receivable for policy-related transactions .........       127,974             --              12,239              101,766
                                                        ----------       --------          ----------          -----------
  Total assets .....................................    $5,001,191       $552,930          $8,348,792          $93,842,245
                                                        ----------       --------          ----------          -----------
Liabilities:
Payable for The Trusts shares purchased ............       127,974             --              12,255              101,827
Payable for policy-related transactions ............            --          2,813                  --                   --
                                                        ----------       --------          ----------          -----------
  Total liabilities ................................       127,974          2,813              12,255              101,827
                                                        ----------       --------          ----------          -----------
Net Assets .........................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Net Assets:
Accumulation Units .................................     4,864,667        547,008           8,296,942           93,700,323
Contracts in payout (annuitization) period .........            --             --                  --                   --
Retained by AXA Equitable in Separate Account A              8,550          3,109              39,595               40,095
                                                        ----------       --------          ----------          -----------
Total net assets ...................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Investments in shares of The Trusts, at cost .......    $4,846,835       $570,708          $8,221,821          $85,968,358
The Trusts shares held .............................
 Class A ...........................................            --             --                  --                   --
 Class B ...........................................       390,329         48,401             776,215            4,089,899

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005






                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 130.82                    --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 130.23                    --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 129.64                     2
AXA Aggressive Allocation ..............     Class B 0.95%        $ 129.49                    23
AXA Aggressive Allocation ..............     Class B 1.20%        $ 128.76                    32
AXA Aggressive Allocation ..............     Class B 1.34%        $ 128.35                   122
AXA Aggressive Allocation ..............     Class B 1.35%        $ 128.32                    --
AXA Aggressive Allocation ..............     Class B 1.45%        $ 128.03                    --
AXA Conservative Allocation ............     Class B 0.50%        $ 110.08                    --
AXA Conservative Allocation ............     Class B 0.70%        $ 109.58                    --
AXA Conservative Allocation ............     Class B 0.90%        $ 109.09                     1
AXA Conservative Allocation ............     Class B 0.95%        $ 108.97                    10
AXA Conservative Allocation ............     Class B 1.20%        $ 108.35                    42
AXA Conservative Allocation ............     Class B 1.34%        $ 108.01                    59
AXA Conservative Allocation ............     Class B 1.35%        $ 107.98                    --
AXA Conservative Allocation ............     Class B 1.45%        $ 107.73                    --
AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 114.94                    --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 114.43                    --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 113.91                     2
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 113.78                    22
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 113.14                    44
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 112.78                   112
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 112.75                    --
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 112.49                    --
AXA Moderate Allocation ................     Class A 0.70%        $ 152.68                    --
AXA Moderate Allocation ................     Class A 0.90%        $ 183.99                    56
AXA Moderate Allocation ................     Class A 1.20%        $ 165.24                    --
AXA Moderate Allocation ................     Class A 1.34%        $  57.47                19,656
AXA Moderate Allocation ................     Class A 1.35%        $ 196.88                   155
AXA Moderate Allocation ................     Class A 1.35%        $ 195.64                 1,902
AXA Moderate Allocation ................     Class A 1.45%        $ 126.17                     5
AXA Moderate Allocation ................     Class B 0.50%        $ 109.79                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 152.68                     2
AXA Moderate Allocation ................     Class B 0.70%        $ 119.07                     2
AXA Moderate Allocation ................     Class B 0.90%        $ 130.82                     6
AXA Moderate Allocation ................     Class B 0.90%        $ 115.21                    23
AXA Moderate Allocation ................     Class B 0.95%        $ 117.18                   236
AXA Moderate Allocation ................     Class B 1.20%        $ 126.19                   647
AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 127.61                    --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 127.03                     1
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 126.46                     6
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 126.32                   105
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 125.60                   122
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 125.20                   491
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 125.17                     3
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 124.89                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.70%        $  83.12                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.90%        $ 103.39                    54
AXA Premier VIP Aggressive Equity ......     Class A 1.20%        $  91.83                    --
AXA Premier VIP Aggressive Equity ......     Class A 1.34%        $  77.39                10,645
AXA Premier VIP Aggressive Equity ......     Class A 1.35%        $ 143.57                   185

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 136.36                1,285
AXA Premier VIP Aggressive Equity .........     Class A 1.45%        $  75.62                    5
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $  76.37                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  83.12                   13
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  82.92                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  77.61                    1
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  63.86                   34
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $  81.60                   34
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $  75.63                  122
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 116.28                   --
AXA Premier VIP Core Bond .................     Class B 0.70%        $ 115.34                   --
AXA Premier VIP Core Bond .................     Class B 0.90%        $ 114.42                    2
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 100.88                   --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 114.19                  105
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 113.04                  121
AXA Premier VIP Core Bond .................     Class B 1.34%        $ 112.40                  375
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 112.36                    2
AXA Premier VIP Core Bond .................     Class B 1.45%        $ 111.90                   --
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 120.59                   --
AXA Premier VIP Health Care ...............     Class B 0.70%        $ 119.62                   --
AXA Premier VIP Health Care ...............     Class B 0.90%        $ 118.66                    2
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 118.42                   25
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 117.23                   57
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 116.57                  274
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 154.20                   --
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 116.52                    3
AXA Premier VIP Health Care ...............     Class B 1.45%        $ 116.05                   --
AXA Premier VIP High Yield ................     Class A 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class A 0.90%        $ 144.66                    4
AXA Premier VIP High Yield ................     Class A 1.20%        $ 123.10                   --
AXA Premier VIP High Yield ................     Class A 1.34%        $ 164.14                  768
AXA Premier VIP High Yield ................     Class A 1.35%        $ 175.05                   26
AXA Premier VIP High Yield ................     Class A 1.45%        $  96.58                    1
AXA Premier VIP High Yield ................     Class B 0.50%        $ 123.08                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 116.48                   --
AXA Premier VIP High Yield ................     Class B 0.90%        $  99.16                    5
AXA Premier VIP High Yield ................     Class B 0.95%        $ 114.63                  156
AXA Premier VIP High Yield ................     Class B 1.20%        $  96.58                  218
AXA Premier VIP International Equity ......     Class B 0.50%        $ 141.82                   --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 140.68                   --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 139.55                    2
AXA Premier VIP International Equity ......     Class B 0.95%        $ 139.27                   72
AXA Premier VIP International Equity ......     Class B 1.20%        $ 137.87                   71
AXA Premier VIP International Equity ......     Class B 1.34%        $ 137.09                  321
AXA Premier VIP International Equity ......     Class B 1.34%        $ 158.76                    5
AXA Premier VIP International Equity ......     Class B 1.35%        $ 137.03                    1
AXA Premier VIP International Equity ......     Class B 1.45%        $ 136.48                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $ 113.89                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 112.97                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 108.04                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 112.07                   --

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $ 111.84                   14
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 110.72                   31
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $ 110.09                  128
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $ 110.05                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $ 109.60                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $ 100.98                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $ 100.17                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  99.37                    2
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  99.17                   52
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  98.17                   65
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  97.62                  267
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  97.58                    2
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  97.18                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 126.22                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 125.20                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 124.20                    2
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 123.95                   43
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 122.70                   62
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 122.01                  263
AXA Premier VIP Large Cap Value ...........     Class B 1.35%        $ 121.96                    1
AXA Premier VIP Large Cap Value ...........     Class B 1.45%        $ 121.47                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.50%        $ 104.60                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.70%        $ 103.76                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.90%        $ 102.93                    3
AXA Premier VIP Mid Cap Growth ............     Class B 0.95%        $ 102.72                   81
AXA Premier VIP Mid Cap Growth ............     Class B 1.20%        $ 101.69                  122
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 101.11                  556
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 152.12                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.35%        $ 101.07                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.45%        $ 100.66                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.50%        $ 127.30                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 126.28                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 110.33                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.90%        $ 125.26                    2
AXA Premier VIP Mid Cap Value .............     Class B 0.95%        $ 125.01                   60
AXA Premier VIP Mid Cap Value .............     Class B 1.20%        $ 123.75                   89
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 123.06                  390
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 157.77                    2
AXA Premier VIP Mid Cap Value .............     Class B 1.35%        $ 123.01                    1
AXA Premier VIP Mid Cap Value .............     Class B 1.45%        $ 122.51                   --
AXA Premier VIP Technology ................     Class B 0.50%        $ 103.61                   --
AXA Premier VIP Technology ................     Class B 0.70%        $ 102.78                    8
AXA Premier VIP Technology ................     Class B 0.90%        $ 101.96                    6
AXA Premier VIP Technology ................     Class B 0.95%        $ 101.75                   85
AXA Premier VIP Technology ................     Class B 1.20%        $ 100.73                  128
AXA Premier VIP Technology ................     Class B 1.34%        $ 100.16                  900
AXA Premier VIP Technology ................     Class B 1.34%        $ 154.88                    1
AXA Premier VIP Technology ................     Class B 1.35%        $ 100.12                    6
AXA Premier VIP Technology ................     Class B 1.45%        $  99.71                    1
EQ/Alliance Common Stock ..................     Class A 0.70%        $ 144.65                   --
EQ/Alliance Common Stock ..................     Class A 0.74%        $ 453.40                  115

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                        Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                       ------------------ ----------------- --------------------------
EQ/Alliance Common Stock ...........................     Class A 0.74%        $ 491.12                    42
EQ/Alliance Common Stock ...........................     Class A 0.90%        $ 206.24                    65
EQ/Alliance Common Stock ...........................     Class A 1.20%        $ 171.66                    --
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 265.43                 3,126
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 277.33                   214
EQ/Alliance Common Stock ...........................     Class A 1.45%        $ 107.21                    29
EQ/Alliance Common Stock ...........................     Class A 1.49%        $ 341.80                 9,393
EQ/Alliance Common Stock ...........................     Class B 0.50%        $  92.69                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $  96.76                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $ 144.65                    12
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 111.98                     4
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 100.06                    50
EQ/Alliance Common Stock ...........................     Class B 0.95%        $  95.23                   456
EQ/Alliance Common Stock ...........................     Class B 1.20%        $ 107.24                 1,254
EQ/Alliance Growth and Income ......................     Class A 0.70%        $ 182.19                    --
EQ/Alliance Growth and Income ......................     Class A 0.90%        $ 256.76                    22
EQ/Alliance Growth and Income ......................     Class A 1.20%        $ 215.74                    --
EQ/Alliance Growth and Income ......................     Class A 1.34%        $ 305.38                 3,020
EQ/Alliance Growth and Income ......................     Class A 1.35%        $ 305.63                    70
EQ/Alliance Growth and Income ......................     Class A 1.45%        $ 145.58                     7
EQ/Alliance Growth and Income ......................     Class B 0.50%        $ 114.88                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 129.86                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 182.19                     2
EQ/Alliance Growth and Income ......................     Class B 0.90%        $ 150.93                    11
EQ/Alliance Growth and Income ......................     Class B 0.95%        $ 127.80                   300
EQ/Alliance Growth and Income ......................     Class B 1.20%        $ 145.60                   726
EQ/Alliance Intermediate Government Securities .....     Class A 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class A 0.74%        $  78.01                    35
EQ/Alliance Intermediate Government Securities .....     Class A 0.90%        $ 151.99                     3
EQ/Alliance Intermediate Government Securities .....     Class A 1.20%        $ 140.78                    --
EQ/Alliance Intermediate Government Securities .....     Class A 1.34%        $ 157.33                   613
EQ/Alliance Intermediate Government Securities .....     Class A 1.35%        $ 151.65                    19
EQ/Alliance Intermediate Government Securities .....     Class A 1.45%        $ 127.51                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.50%        $ 124.85                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 129.55                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.90%        $ 130.34                     2
EQ/Alliance Intermediate Government Securities .....     Class B 0.95%        $ 127.49                   122
EQ/Alliance Intermediate Government Securities .....     Class B 1.20%        $ 127.54                   152
EQ/Alliance International ..........................     Class A 0.70%        $ 136.25                    --
EQ/Alliance International ..........................     Class A 0.90%        $ 147.18                    28
EQ/Alliance International ..........................     Class A 1.20%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.34%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.35%        $ 146.39                 4,333
EQ/Alliance International ..........................     Class A 1.35%        $ 146.24                   147
EQ/Alliance International ..........................     Class A 1.45%        $ 114.75                     4
EQ/Alliance International ..........................     Class B 0.50%        $ 114.22                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 118.64                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 136.25                     3
EQ/Alliance International ..........................     Class B 0.90%        $ 121.39                    12
EQ/Alliance International ..........................     Class B 0.95%        $ 116.76                   238
EQ/Alliance International ..........................     Class B 1.20%        $ 114.63                   398

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                                             ------------------ ----------------- --------------------------
EQ/Alliance Large Cap Growth .............     Class B 0.50%        $  66.85                    --
EQ/Alliance Large Cap Growth .............     Class B 0.70%        $  73.31                    --
EQ/Alliance Large Cap Growth .............     Class B 0.90%        $  72.38                     4
EQ/Alliance Large Cap Growth .............     Class B 0.95%        $  72.15                   184
EQ/Alliance Large Cap Growth .............     Class B 1.20%        $  70.99                   281
EQ/Alliance Large Cap Growth .............     Class B 1.34%        $  70.36                 1,822
EQ/Alliance Large Cap Growth .............     Class B 1.35%        $  70.31                    11
EQ/Alliance Large Cap Growth .............     Class B 1.45%        $  69.86                     2
EQ/Alliance Quality Bond .................     Class A 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class A 0.90%        $ 164.70                     4
EQ/Alliance Quality Bond .................     Class A 1.20%        $ 149.02                    --
EQ/Alliance Quality Bond .................     Class A 1.34%        $ 166.86                   726
EQ/Alliance Quality Bond .................     Class A 1.35%        $ 175.92                    23
EQ/Alliance Quality Bond .................     Class A 1.45%        $ 131.90                    --
EQ/Alliance Quality Bond .................     Class B 0.50%        $ 129.96                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 135.08                    --
EQ/Alliance Quality Bond .................     Class B 0.90%        $ 134.77                     4
EQ/Alliance Quality Bond .................     Class B 0.95%        $ 132.94                   116
EQ/Alliance Quality Bond .................     Class B 1.20%        $ 131.99                   136
EQ/Alliance Small Cap Growth .............     Class A 0.70%        $ 142.82                    --
EQ/Alliance Small Cap Growth .............     Class A 0.90%        $ 179.44                    11
EQ/Alliance Small Cap Growth .............     Class A 1.20%        $ 174.78                    --
EQ/Alliance Small Cap Growth .............     Class A 1.34%        $ 172.65                 1,791
EQ/Alliance Small Cap Growth .............     Class A 1.35%        $ 172.50                    32
EQ/Alliance Small Cap Growth .............     Class A 1.45%        $ 125.60                     2
EQ/Alliance Small Cap Growth .............     Class B 0.50%        $  92.73                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 154.63                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 141.82                     2
EQ/Alliance Small Cap Growth .............     Class B 0.90%        $ 128.81                     4
EQ/Alliance Small Cap Growth .............     Class B 0.95%        $ 152.18                   152
EQ/Alliance Small Cap Growth .............     Class B 1.20%        $ 125.63                   253
EQ/Ariel Appreciation II .................     Class B 0.50%        $ 103.83                    --
EQ/Ariel Appreciation II .................     Class B 0.70%        $ 103.78                    --
EQ/Ariel Appreciation II .................     Class B 0.90%        $ 103.73                    --
EQ/Ariel Appreciation II .................     Class B 0.95%        $ 103.72                    --
EQ/Ariel Appreciation II .................     Class B 1.20%        $ 103.66                     1
EQ/Ariel Appreciation II .................     Class B 1.34%        $ 103.63                     5
EQ/Ariel Appreciation II .................     Class B 1.35%        $ 103.62                    --
EQ/Ariel Appreciation II .................     Class B 1.45%        $ 103.60                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.50%        $ 122.78                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.70%        $ 122.48                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.90%        $ 122.18                     1
EQ/Bear Stearns Small Company Growth .....     Class B 0.95%        $ 122.10                    14
EQ/Bear Stearns Small Company Growth .....     Class B 1.20%        $ 121.73                    26
EQ/Bear Stearns Small Company Growth .....     Class B 1.34%        $ 121.52                    80
EQ/Bear Stearns Small Company Growth .....     Class B 1.35%        $ 121.50                    --
EQ/Bear Stearns Small Company Growth .....     Class B 1.45%        $ 121.35                    --
EQ/Bernstein Diversified Value ...........     Class B 0.50%        $ 135.28                    --
EQ/Bernstein Diversified Value ...........     Class B 0.70%        $ 123.92                     5
EQ/Bernstein Diversified Value ...........     Class B 0.90%        $ 122.34                    13

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Bernstein Diversified Value ........     Class B 0.95%        $ 129.34                   211
EQ/Bernstein Diversified Value ........     Class B 1.20%        $ 120.01                   396
EQ/Bernstein Diversified Value ........     Class B 1.34%        $ 118.93                 2,451
EQ/Bernstein Diversified Value ........     Class B 1.35%        $ 118.85                    26
EQ/Bernstein Diversified Value ........     Class B 1.45%        $ 126.32                     1
EQ/Boston Advisors Equity Income ......     Class B 0.50%        $ 113.20                    --
EQ/Boston Advisors Equity Income ......     Class B 0.70%        $ 112.92                    --
EQ/Boston Advisors Equity Income ......     Class B 0.90%        $ 112.64                     1
EQ/Boston Advisors Equity Income ......     Class B 0.95%        $ 112.58                    24
EQ/Boston Advisors Equity Income ......     Class B 1.20%        $ 112.23                    50
EQ/Boston Advisors Equity Income ......     Class B 1.34%        $ 112.04                   232
EQ/Boston Advisors Equity Income ......     Class B 1.35%        $ 112.02                    --
EQ/Boston Advisors Equity Income ......     Class B 1.45%        $ 111.88                    --
EQ/Calvert Socially Responsible .......     Class B 0.50%        $  81.24                    --
EQ/Calvert Socially Responsible .......     Class B 0.70%        $  90.77                    --
EQ/Calvert Socially Responsible .......     Class B 0.90%        $  89.61                     2
EQ/Calvert Socially Responsible .......     Class B 0.95%        $ 114.53                     2
EQ/Calvert Socially Responsible .......     Class B 1.00%        $  89.04                    --
EQ/Calvert Socially Responsible .......     Class B 1.20%        $  87.90                     8
EQ/Calvert Socially Responsible .......     Class B 1.34%        $  87.10                   143
EQ/Calvert Socially Responsible .......     Class B 1.35%        $  87.05                     1
EQ/Calvert Socially Responsible .......     Class B 1.45%        $ 112.09                    --
EQ/Capital Guardian Growth ............     Class B 0.50%        $  64.85                    --
EQ/Capital Guardian Growth ............     Class B 0.70%        $  74.10                    --
EQ/Capital Guardian Growth ............     Class B 0.90%        $  73.16                     1
EQ/Capital Guardian Growth ............     Class B 0.95%        $  72.92                    10
EQ/Capital Guardian Growth ............     Class B 1.20%        $  71.76                    17
EQ/Capital Guardian Growth ............     Class B 1.34%        $  71.11                    67
EQ/Capital Guardian Growth ............     Class B 1.35%        $  71.07                     2
EQ/Capital Guardian Growth ............     Class B 1.45%        $  94.93                    --
EQ/Capital Guardian International .....     Class B 0.50%        $ 107.18                    --
EQ/Capital Guardian International .....     Class B 0.70%        $ 119.46                     1
EQ/Capital Guardian International .....     Class B 0.90%        $ 117.94                     4
EQ/Capital Guardian International .....     Class B 0.95%        $ 144.44                    49
EQ/Capital Guardian International .....     Class B 1.00%        $ 117.19                    --
EQ/Capital Guardian International .....     Class B 1.20%        $ 115.69                    97
EQ/Capital Guardian International .....     Class B 1.34%        $ 114.65                   436
EQ/Capital Guardian International .....     Class B 1.35%        $ 114.58                     1
EQ/Capital Guardian International .....     Class B 1.45%        $ 141.49                    --
EQ/Capital Guardian Research ..........     Class B 0.50%        $ 112.49                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 124.08                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 122.50                    14
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 122.10                    66
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 120.15                   147
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 119.08                 1,015
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 119.00                    14
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 118.23                     2
EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 115.93                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 119.58                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 118.06                    10
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 117.68                    76

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 117.30                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 115.80                   231
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 114.76                   684
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 114.69                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 113.95                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.50%        $ 104.56                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.70%        $ 104.42                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.90%        $ 104.28                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.95%        $ 104.25                    12
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.20%        $ 104.07                    10
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.34%        $ 103.98                    29
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.35%        $ 103.97                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.45%        $ 103.90                    --
EQ/Equity 500 Index ...................     Class A 0.70%        $ 138.41                    --
EQ/Equity 500 Index ...................     Class A 0.90%        $ 197.59                    23
EQ/Equity 500 Index ...................     Class A 1.00%        $ 222.36                    --
EQ/Equity 500 Index ...................     Class A 1.20%        $ 164.80                    --
EQ/Equity 500 Index ...................     Class A 1.34%        $ 272.79                 3,219
EQ/Equity 500 Index ...................     Class A 1.35%        $ 272.46                    85
EQ/Equity 500 Index ...................     Class A 1.45%        $ 103.47                    12
EQ/Equity 500 Index ...................     Class B 0.50%        $  90.23                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $ 138.41                     5
EQ/Equity 500 Index ...................     Class B 0.70%        $  92.14                     4
EQ/Equity 500 Index ...................     Class B 0.90%        $ 107.63                    12
EQ/Equity 500 Index ...................     Class B 0.95%        $  90.68                   220
EQ/Equity 500 Index ...................     Class B 1.20%        $ 103.49                   666
EQ/Evergreen International Bond .......     Class B 0.50%        $  97.69                    --
EQ/Evergreen International Bond .......     Class B 0.70%        $  97.65                    --
EQ/Evergreen International Bond .......     Class B 0.90%        $  97.60                    --
EQ/Evergreen International Bond .......     Class B 0.95%        $  97.59                     1
EQ/Evergreen International Bond .......     Class B 1.00%        $  97.58                    --
EQ/Evergreen International Bond .......     Class B 1.20%        $  97.53                    --
EQ/Evergreen International Bond .......     Class B 1.34%        $  97.50                     4
EQ/Evergreen International Bond .......     Class B 1.35%        $  97.49                    --
EQ/Evergreen International Bond .......     Class B 1.45%        $  97.47                    --
EQ/Evergreen Omega ....................     Class B 0.50%        $  85.83                    --
EQ/Evergreen Omega ....................     Class B 0.70%        $  87.69                    --
EQ/Evergreen Omega ....................     Class B 0.90%        $  86.57                     2
EQ/Evergreen Omega ....................     Class B 0.95%        $  86.29                    37
EQ/Evergreen Omega ....................     Class B 1.00%        $  86.02                    --
EQ/Evergreen Omega ....................     Class B 1.20%        $  84.92                    44
EQ/Evergreen Omega ....................     Class B 1.34%        $  84.15                   204
EQ/Evergreen Omega ....................     Class B 1.35%        $  84.10                     1
EQ/Evergreen Omega ....................     Class B 1.45%        $  83.56                    --
EQ/FI Mid Cap .........................     Class B 0.50%        $ 125.23                    --
EQ/FI Mid Cap .........................     Class B 0.70%        $ 121.04                     2
EQ/FI Mid Cap .........................     Class B 0.90%        $ 119.75                    15
EQ/FI Mid Cap .........................     Class B 0.95%        $ 119.43                   198
EQ/FI Mid Cap .........................     Class B 1.00%        $ 119.11                    --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/FI Mid Cap .........................     Class B 1.20%        $ 117.83                   468
EQ/FI Mid Cap .........................     Class B 1.34%        $ 116.94                 1,577
EQ/FI Mid Cap .........................     Class B 1.35%        $ 116.88                     5
EQ/FI Mid Cap .........................     Class B 1.45%        $ 116.25                     1
EQ/FI Mid Cap Value ...................     Class B 0.50%        $ 164.04                    --
EQ/FI Mid Cap Value ...................     Class B 0.70%        $ 131.69                     1
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 129.72                    15
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 160.54                     5
EQ/FI Mid Cap Value ...................     Class B 0.95%        $ 163.36                   181
EQ/FI Mid Cap Value ...................     Class B 1.00%        $ 128.75                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 126.82                   377
EQ/FI Mid Cap Value ...................     Class B 1.34%        $ 158.32                 2,279
EQ/FI Mid Cap Value ...................     Class B 1.35%        $ 125.38                    40
EQ/FI Mid Cap Value ...................     Class B 1.45%        $ 124.06                     2
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.50%        $ 105.64                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.70%        $ 105.50                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.90%        $ 105.35                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.95%        $ 105.32                     3
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.20%        $ 105.14                     5
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.34%        $ 105.04                    16
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.35%        $ 105.04                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.45%        $ 104.97                    --
EQ/GAMCO Small Company Value ..........     Class B 0.50%        $ 117.75                    --
EQ/GAMCO Small Company Value ..........     Class B 0.70%        $ 117.46                    --
EQ/GAMCO Small Company Value ..........     Class B 0.90%        $ 117.17                     1
EQ/GAMCO Small Company Value ..........     Class B 0.95%        $ 117.10                    26
EQ/GAMCO Small Company Value ..........     Class B 1.20%        $ 116.74                    62
EQ/GAMCO Small Company Value ..........     Class B 1.34%        $ 116.54                   251
EQ/GAMCO Small Company Value ..........     Class B 1.35%        $ 116.53                     1
EQ/GAMCO Small Company Value ..........     Class B 1.45%        $ 116.38                    --
EQ/International Growth ...............     Class B 0.50%        $ 115.64                    --
EQ/International Growth ...............     Class B 0.70%        $ 115.49                    --
EQ/International Growth ...............     Class B 0.90%        $ 115.34                    --
EQ/International Growth ...............     Class B 0.95%        $ 115.30                     2
EQ/International Growth ...............     Class B 1.20%        $ 115.10                     4
EQ/International Growth ...............     Class B 1.34%        $ 115.00                    13
EQ/International Growth ...............     Class B 1.35%        $ 114.99                    --
EQ/International Growth ...............     Class B 1.45%        $ 114.91                    --
EQ/Janus Large Cap Growth .............     Class B 0.50%        $  71.12                    --
EQ/Janus Large Cap Growth .............     Class B 0.70%        $  66.03                     4
EQ/Janus Large Cap Growth .............     Class B 0.90%        $  65.32                     3
EQ/Janus Large Cap Growth .............     Class B 0.95%        $  65.15                    95
EQ/Janus Large Cap Growth .............     Class B 1.00%        $  64.97                    --
EQ/Janus Large Cap Growth .............     Class B 1.20%        $  64.28                   225
EQ/Janus Large Cap Growth .............     Class B 1.34%        $  63.79                   814
EQ/Janus Large Cap Growth .............     Class B 1.35%        $  63.76                     3
EQ/Janus Large Cap Growth .............     Class B 1.45%        $  63.41                    --
EQ/JPMorgan Core Bond .................     Class B 0.50%        $ 117.03                    --
EQ/JPMorgan Core Bond .................     Class B 0.70%        $ 116.07                     1
EQ/JPMorgan Core Bond .................     Class B 0.90%        $ 115.13                     3
EQ/JPMorgan Core Bond .................     Class B 0.95%        $ 114.89                   180

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/JPMorgan Core Bond .................     Class B 1.00%        $ 114.65                   --
EQ/JPMorgan Core Bond .................     Class B 1.20%        $ 113.71                  130
EQ/JPMorgan Core Bond .................     Class B 1.34%        $ 113.06                  575
EQ/JPMorgan Core Bond .................     Class B 1.35%        $ 113.01                    2
EQ/JPMorgan Core Bond .................     Class B 1.45%        $ 112.55                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.50%        $ 112.39                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.70%        $ 112.65                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 110.96                    5
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 109.75                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.95%        $ 102.75                   22
EQ/JPMorgan Value Opportunities .......     Class B 1.00%        $ 110.13                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 108.48                   39
EQ/JPMorgan Value Opportunities .......     Class B 1.34%        $ 135.43                  382
EQ/JPMorgan Value Opportunities .......     Class B 1.35%        $ 107.25                   16
EQ/JPMorgan Value Opportunities .......     Class B 1.45%        $ 105.33                    1
EQ/Lazard Small Cap Value .............     Class B 0.50%        $ 180.45                   --
EQ/Lazard Small Cap Value .............     Class B 0.70%        $ 189.39                   --
EQ/Lazard Small Cap Value .............     Class B 0.90%        $ 186.98                    9
EQ/Lazard Small Cap Value .............     Class B 0.95%        $ 147.08                   95
EQ/Lazard Small Cap Value .............     Class B 1.00%        $ 185.79                   --
EQ/Lazard Small Cap Value .............     Class B 1.20%        $ 183.41                  120
EQ/Lazard Small Cap Value .............     Class B 1.34%        $ 181.76                  739
EQ/Lazard Small Cap Value .............     Class B 1.35%        $ 181.65                   10
EQ/Lazard Small Cap Value .............     Class B 1.45%        $ 141.51                   --
EQ/Legg Mason Value Equity ............     Class B 0.50%        $ 106.62                   --
EQ/Legg Mason Value Equity ............     Class B 0.70%        $ 106.57                   --
EQ/Legg Mason Value Equity ............     Class B 0.90%        $ 106.52                   --
EQ/Legg Mason Value Equity ............     Class B 0.95%        $ 106.50                    1
EQ/Legg Mason Value Equity ............     Class B 1.00%        $ 106.49                   --
EQ/Legg Mason Value Equity ............     Class B 1.20%        $ 106.44                    6
EQ/Legg Mason Value Equity ............     Class B 1.34%        $ 106.40                   13
EQ/Legg Mason Value Equity ............     Class B 1.35%        $ 106.40                   --
EQ/Legg Mason Value Equity ............     Class B 1.45%        $ 106.38                   --
EQ/Long Term Bond .....................     Class B 0.50%        $ 100.56                   --
EQ/Long Term Bond .....................     Class B 0.70%        $ 100.42                   --
EQ/Long Term Bond .....................     Class B 0.90%        $ 100.29                   --
EQ/Long Term Bond .....................     Class B 0.95%        $ 100.26                   13
EQ/Long Term Bond .....................     Class B 1.00%        $ 100.22                   --
EQ/Long Term Bond .....................     Class B 1.20%        $ 100.09                   21
EQ/Long Term Bond .....................     Class B 1.34%        $  99.99                   71
EQ/Long Term Bond .....................     Class B 1.35%        $  99.99                   --
EQ/Long Term Bond .....................     Class B 1.45%        $  99.92                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.50%        $ 106.59                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.70%        $ 106.44                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.90%        $ 106.30                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.95%        $ 106.27                    2
EQ/Lord Abbett Growth and Income ......     Class B 1.00%        $ 106.23                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.20%        $ 106.09                    3
EQ/Lord Abbett Growth and Income ......     Class B 1.34%        $ 105.99                   11
EQ/Lord Abbett Growth and Income ......     Class B 1.35%        $ 105.98                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.45%        $ 105.91                   --

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lord Abbett Large Cap Core .........     Class B 0.50%        $ 106.21                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.70%        $ 106.07                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.90%        $ 105.93                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.95%        $ 105.89                     3
EQ/Lord Abbett Large Cap Core .........     Class B 1.00%        $ 105.86                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.20%        $ 105.72                     2
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 105.62                    13
EQ/Lord Abbett Large Cap Core .........     Class B 1.35%        $ 105.61                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.45%        $  91.36                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.50%        $ 112.11                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.70%        $ 111.96                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.90%        $ 111.82                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.95%        $ 111.78                    13
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.00%        $ 111.74                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.20%        $ 111.59                    14
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.34%        $ 111.49                    67
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.35%        $ 111.48                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.45%        $ 111.40                    --
EQ/Marsico Focus ......................     Class B 0.50%        $ 147.58                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 146.32                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 145.08                    11
EQ/Marsico Focus ......................     Class B 0.95%        $ 144.77                   180
EQ/Marsico Focus ......................     Class B 1.00%        $ 144.46                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 143.22                   241
EQ/Marsico Focus ......................     Class B 1.34%        $ 142.37                 1,217
EQ/Marsico Focus ......................     Class B 1.35%        $ 142.31                     6
EQ/Marsico Focus ......................     Class B 1.45%        $ 141.69                    --
EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 130.65                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 164.45                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 161.99                     9
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 158.27                     4
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 134.83                   168
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 160.78                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 158.36                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 157.16                   294
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 202.92                 1,330
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 156.58                    19
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 154.23                     2
EQ/Mercury International Value ........     Class B 0.50%        $ 106.30                    --
EQ/Mercury International Value ........     Class B 0.70%        $ 130.47                     2
EQ/Mercury International Value ........     Class B 0.90%        $ 128.80                    10
EQ/Mercury International Value ........     Class B 0.95%        $ 128.39                   159
EQ/Mercury International Value ........     Class B 1.00%        $ 127.98                    --
EQ/Mercury International Value ........     Class B 1.20%        $ 126.34                   197
EQ/Mercury International Value ........     Class B 1.34%        $ 125.21                 1,260
EQ/Mercury International Value ........     Class B 1.35%        $ 125.13                    17
EQ/Mercury International Value ........     Class B 1.45%        $ 136.12                     1
EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  56.29                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $  99.73                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  98.24                    25
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  87.96                     5

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  83.12                   124
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $  97.50                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  92.23                   215
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 142.04                 2,130
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $  94.95                    55
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  90.50                     9
EQ/MFS Investors Trust ................     Class B 0.50%        $  91.93                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $  96.43                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $  95.21                     2
EQ/MFS Investors Trust ................     Class B 0.95%        $  94.90                    16
EQ/MFS Investors Trust ................     Class B 1.00%        $  94.60                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $  93.39                    31
EQ/MFS Investors Trust ................     Class B 1.34%        $  92.55                   132
EQ/MFS Investors Trust ................     Class B 1.35%        $  92.49                    --
EQ/MFS Investors Trust ................     Class B 1.45%        $  91.89                    --
EQ/Money Market .......................     Class A 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class A 0.74%        $ 132.05                    --
EQ/Money Market .......................     Class A 0.74%        $  43.38                    79
EQ/Money Market .......................     Class A 0.90%        $ 130.47                    19
EQ/Money Market .......................     Class A 1.20%        $ 123.17                    --
EQ/Money Market .......................     Class A 1.35%        $ 135.29                    63
EQ/Money Market .......................     Class A 1.35%        $ 134.65                   166
EQ/Money Market .......................     Class A 1.45%        $ 113.11                    --
EQ/Money Market .......................     Class A 1.49%        $  34.19                 1,383
EQ/Money Market .......................     Class B 0.50%        $ 107.81                    --
EQ/Money Market .......................     Class B 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class B 0.70%        $ 112.56                    --
EQ/Money Market .......................     Class B 0.90%        $ 115.83                     1
EQ/Money Market .......................     Class B 0.90%        $ 104.78                     1
EQ/Money Market .......................     Class B 0.95%        $ 110.78                   159
EQ/Money Market .......................     Class B 1.20%        $ 113.12                    68
EQ/Montag & Caldwell Growth ...........     Class B 0.50%        $ 109.97                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.70%        $ 109.70                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.90%        $ 109.43                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.95%        $ 109.36                     3
EQ/Montag & Caldwell Growth ...........     Class B 1.00%        $ 109.30                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.20%        $ 109.03                     6
EQ/Montag & Caldwell Growth ...........     Class B 1.34%        $ 108.84                    17
EQ/Montag & Caldwell Growth ...........     Class B 1.35%        $ 108.83                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.45%        $ 108.69                    --
EQ/PIMCO Real Return ..................     Class B 0.50%        $  99.91                    --
EQ/PIMCO Real Return ..................     Class B 0.70%        $  99.78                    --
EQ/PIMCO Real Return ..................     Class B 0.90%        $  99.64                    --
EQ/PIMCO Real Return ..................     Class B 0.95%        $  99.61                    32
EQ/PIMCO Real Return ..................     Class B 1.00%        $  99.58                    --
EQ/PIMCO Real Return ..................     Class B 1.20%        $  99.44                    35
EQ/PIMCO Real Return ..................     Class B 1.34%        $  99.35                    82
EQ/PIMCO Real Return ..................     Class B 1.35%        $  99.34                    --
EQ/PIMCO Real Return ..................     Class B 1.45%        $  99.28                    --
EQ/Short Duration Bond ................     Class B 0.50%        $ 100.36                    --
EQ/Short Duration Bond ................     Class B 0.70%        $ 100.23                    --
EQ/Short Duration Bond ................     Class B 0.90%        $ 100.09                    --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                          Contract charges   Unit Fair Value   Units Outstanding (000's)
                                         ------------------ ----------------- --------------------------
EQ/Short Duration Bond ...............     Class B 0.95%        $ 100.06                     6
EQ/Short Duration Bond ...............     Class B 1.00%        $ 100.03                    --
EQ/Short Duration Bond ...............     Class B 1.20%        $  99.89                     3
EQ/Short Duration Bond ...............     Class B 1.34%        $  99.80                    13
EQ/Short Duration Bond ...............     Class B 1.35%        $  99.79                    --
EQ/Short Duration Bond ...............     Class B 1.45%        $  99.72                    --
EQ/Small Company Index ...............     Class B 0.50%        $ 145.04                    --
EQ/Small Company Index ...............     Class B 0.70%        $ 143.86                     2
EQ/Small Company Index ...............     Class B 0.90%        $ 142.68                     5
EQ/Small Company Index ...............     Class B 0.95%        $ 142.39                    43
EQ/Small Company Index ...............     Class B 1.00%        $ 142.10                    --
EQ/Small Company Index ...............     Class B 1.20%        $ 140.93                   133
EQ/Small Company Index ...............     Class B 1.34%        $ 140.12                   537
EQ/Small Company Index ...............     Class B 1.35%        $ 140.06                     3
EQ/Small Company Index ...............     Class B 1.45%        $ 139.49                    --
EQ/TCW Equity ........................     Class B 0.50%        $ 115.29                    --
EQ/TCW Equity ........................     Class B 0.70%        $ 115.01                    --
EQ/TCW Equity ........................     Class B 0.90%        $ 114.73                    --
EQ/TCW Equity ........................     Class B 0.95%        $ 114.66                     8
EQ/TCW Equity ........................     Class B 1.00%        $ 114.49                    --
EQ/TCW Equity ........................     Class B 1.20%        $ 114.31                    26
EQ/TCW Equity ........................     Class B 1.34%        $ 114.11                    36
EQ/TCW Equity ........................     Class B 1.35%        $ 114.10                    --
EQ/TCW Equity ........................     Class B 1.45%        $ 113.95                    --
EQ/UBS Growth and Income .............     Class B 0.50%        $ 118.70                    --
EQ/UBS Growth and Income .............     Class B 0.70%        $ 118.41                    --
EQ/UBS Growth and Income .............     Class B 0.90%        $ 118.12                    --
EQ/UBS Growth and Income .............     Class B 0.95%        $ 118.05                     5
EQ/UBS Growth and Income .............     Class B 1.00%        $ 117.97                    --
EQ/UBS Growth and Income .............     Class B 1.20%        $ 117.68                    21
EQ/UBS Growth and Income .............     Class B 1.34%        $ 117.48                    41
EQ/UBS Growth and Income .............     Class B 1.35%        $ 117.46                    --
EQ/UBS Growth and Income .............     Class B 1.45%        $ 117.32                    --
EQ/Van Kampen Comstock ...............     Class B 0.50%        $ 104.88                    --
EQ/Van Kampen Comstock ...............     Class B 0.70%        $ 104.74                    --
EQ/Van Kampen Comstock ...............     Class B 0.90%        $ 104.60                    --
EQ/Van Kampen Comstock ...............     Class B 0.95%        $ 104.56                     8
EQ/Van Kampen Comstock ...............     Class B 1.00%        $ 104.53                    --
EQ/Van Kampen Comstock ...............     Class B 1.20%        $ 104.39                     9
EQ/Van Kampen Comstock ...............     Class B 1.34%        $ 104.29                    47
EQ/Van Kampen Comstock ...............     Class B 1.35%        $ 104.28                    --
EQ/Van Kampen Comstock ...............     Class B 1.45%        $ 104.21                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.50%        $ 178.13                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.70%        $ 220.86                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 217.56                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 258.05                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.95%        $ 191.11                    92
EQ/Van Kampen Emerging Markets Equity      Class B 1.00%        $ 215.93                    --
EQ/Van Kampen Emerging Markets Equity      Class B 1.20%        $ 200.85                   144
EQ/Van Kampen Emerging Markets Equity      Class B 1.34%        $ 139.53                 1,420

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                     Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                    ------------------ ----------------- --------------------------
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.34%        $ 225.55                    4
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.35%        $ 210.28                   18
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.45%        $ 197.09                    1
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.50%        $ 124.44                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.70%        $ 124.27                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.11                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.07                    3
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.95%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.00%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.20%        $ 123.86                    4
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.34%        $ 123.74                   32
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.35%        $ 123.73                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.45%        $ 123.65                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.50%        $ 119.72                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.70%        $ 119.56                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.90%        $ 119.40                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.95%        $ 119.36                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.00%        $ 119.32                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.20%        $ 119.16                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.34%        $ 119.05                    3
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.35%        $ 119.04                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.45%        $ 118.96                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.50%        $ 109.94                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.70%        $ 108.82                    1
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.90%        $ 108.95                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.95%        $ 108.82                    9
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.00%        $ 108.70                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.20%        $ 108.21                   13
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.34%        $ 107.86                   54
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.35%        $ 107.84                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.45%        $ 107.59                   --
U.S. Real Estate -- Class II ....................     Class B 0.50%        $ 168.35                   --
U.S. Real Estate -- Class II ....................     Class B 0.70%        $ 167.59                    1
U.S. Real Estate -- Class II ....................     Class B 0.90%        $ 166.84                    3
U.S. Real Estate -- Class II ....................     Class B 0.95%        $ 166.65                   41
U.S. Real Estate -- Class II ....................     Class B 1.00%        $ 166.46                   --
U.S. Real Estate -- Class II ....................     Class B 1.20%        $ 165.70                   86
U.S. Real Estate -- Class II ....................     Class B 1.34%        $ 165.18                  435
U.S. Real Estate -- Class II ....................     Class B 1.35%        $ 165.14                    1
U.S. Real Estate -- Class II ....................     Class B 1.45%        $ 164.77                   --

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-
                                                      Allocation       Allocation       Plus Allocation
                                                   --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  764,084      $   385,019         $   689,764
 Expenses:
  Asset-based charges ............................       192,557          131,053             192,260
  Less: Reduction for expense limitation .........            --               --                  --
                                                      ----------      -----------         -----------
  Net Expenses ...................................       192,557          131,053             192,260
                                                      ----------      -----------         -----------
Net Investment Income (Loss) .....................       571,527          253,966             497,504
                                                      ----------      -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       605,763          126,814             230,517
  Realized gain distribution from The Trusts .....            --           24,208              51,505
                                                      ----------      -----------         -----------
 Net realized gain (loss) ........................       605,763          151,022             282,022
                                                      ----------      -----------         -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       281,891         (242,871)           (324,896)
                                                      ----------      -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       887,654          (91,849)            (42,874)
                                                      ----------      -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,459,181      $   162,117         $   454,630
                                                      ==========      ===========         ===========



                                                    AXA Moderate    AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Plus Allocation   Aggressive Equity      Core Bond
                                                   -------------- ----------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 42,413,327      $3,067,369                  --      $   2,345,674
 Expenses:
  Asset-based charges ............................    23,674,219         751,978          13,647,436            841,992
  Less: Reduction for expense limitation .........    (6,507,669)             --          (2,989,113)                --
                                                    ------------      ----------          ----------      -------------
  Net Expenses ...................................    17,166,551         751,978          10,658,324            841,992
                                                    ------------      ----------          ----------      -------------
Net Investment Income (Loss) .....................    25,246,776       2,315,391         (10,658,324)         1,503,682
                                                    ------------      ----------         -----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    17,200,129         924,360         (33,806,813)           (88,672)
  Realized gain distribution from The Trusts .....            --              --                  --                 --
                                                    ------------      ----------         -----------      -------------
 Net realized gain (loss) ........................    17,200,129         924,360         (33,806,813)           (88,672)
                                                    ------------      ----------         -----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    21,156,626       1,385,403         113,069,007         (1,086,942)
                                                    ------------      ----------         -----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    38,356,755       2,309,763          79,262,194         (1,175,614)
                                                    ------------      ----------         -----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 63,603,531      $4,625,154      $   68,603,871      $     328,068
                                                    ============      ==========      ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,006,918       $ 13,412,764          $2,251,780
 Expenses:
  Asset-based charges ............................       480,720          2,183,226             687,011
  Less: Reduction for expense limitation .........            --                 --                  --
                                                      ----------       ------------          ----------
  Net Expenses ...................................       480,720          2,183,226             687,011
                                                      ----------       ------------          ----------
Net Investment Income (Loss) .....................       526,198         11,229,538           1,564,769
                                                      ----------       ------------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (73,854)          (348,211)          3,316,733
  Realized gain distribution from The Trusts .....     1,096,134                 --           2,121,777
                                                      ----------       ------------          ----------
 Net realized gain (loss) ........................     1,022,280           (348,211)          5,438,510
                                                      ----------       ------------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       784,518         (7,591,995)            817,466
                                                      ----------       ------------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,806,798         (7,940,206)          6,255,976
                                                      ----------       ------------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,332,996       $  3,289,332          $7,820,745
                                                      ==========       ============          ==========



                                                    AXA Premier VIP  AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap        Large Cap         Large Cap          Mid Cap
                                                      Core Equity         Growth            Value             Growth
                                                   ---------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  184,099               --       $   1,249,713     $   1,236,856
 Expenses:
  Asset-based charges ............................       238,295          437,520             504,999           922,691
  Less: Reduction for expense limitation .........            --               --                  --                --
                                                      ----------          -------       -------------     -------------
  Net Expenses ...................................       238,295          437,520             504,999           922,691
                                                      ----------          -------       -------------     -------------
Net Investment Income (Loss) .....................       (54,196)        (437,520)            744,714           314,165
                                                      ----------         --------       -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,539,177        1,379,468           1,893,238         4,318,341
  Realized gain distribution from The Trusts .....       376,956               --           1,006,521         8,921,589
                                                      ----------        ---------       -------------     -------------
 Net realized gain (loss) ........................     1,916,133        1,379,468           2,899,759        13,239,930
                                                      ----------        ---------       -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments .................      (683,093)       1,313,405          (1,294,817)       (8,252,546)
                                                      ----------        ---------       -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,233,040        2,692,873           1,604,942         4,987,384
                                                      ----------        ---------       -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,178,844       $2,255,353       $   2,349,656     $   5,301,549
                                                      ==========       ==========       =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP
                                                        Mid Cap       AXA Premier VIP     EQ/Alliance
                                                         Value           Technology      Common Stock
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    4,618,677     $          --    $  46,093,940
 Expenses:
  Asset-based charges ............................         856,364         1,376,573       63,365,091
  Less: Reduction for expense limitation .........              --                --       (8,267,847)
                                                    --------------     -------------    -------------
  Net Expenses ...................................         856,364         1,376,573       55,097,243
                                                    --------------     -------------    -------------
Net Investment Income (Loss) .....................       3,762,313        (1,376,573)      (9,003,303)
                                                    --------------     -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,171,868         5,452,891      (37,455,125)
  Realized gain distribution from The Trusts .....      10,061,101                --               --
                                                    --------------     -------------    -------------
 Net realized gain (loss) ........................      16,232,969         5,452,891      (37,455,125)
                                                    --------------     -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (16,076,892)        5,694,255      175,317,492
                                                    --------------     -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         156,077        11,147,146      137,862,367
                                                    --------------     -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    3,918,390     $   9,770,573    $ 128,859,064
                                                    ==============     =============    =============



                                                                      EQ/Alliance
                                                      EQ/Alliance     Intermediate                    EQ/Alliance
                                                      Growth and       Government     EQ/Alliance      Large Cap
                                                        Income         Securities    International       Growth
                                                   ---------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   13,472,957   $   5,102,438    $11,774,885    $         --
 Expenses:
  Asset-based charges ............................      14,373,383       1,849,609      8,886,171       1,923,340
  Less: Reduction for expense limitation .........              --          (8,525)            --              --
                                                    --------------   -------------    -----------    ------------
  Net Expenses ...................................      14,373,383       1,841,084      8,886,171       1,923,340
                                                    --------------   -------------    -----------    ------------
Net Investment Income (Loss) .....................        (900,426)      3,261,354      2,888,714      (1,923,340)
                                                    --------------   -------------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      28,195,887      (1,030,160)    47,600,861      (1,998,688)
  Realized gain distribution from The Trusts .....      32,948,030              --             --              --
                                                    --------------   -------------    -----------    ------------
 Net realized gain (loss) ........................      61,143,917      (1,030,160)    47,600,861      (1,998,688)
                                                    --------------   -------------    -----------    ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (13,424,472)     (2,002,479)    40,900,846      22,548,456
                                                    --------------   -------------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      47,719,445      (3,032,639)    88,501,707      20,549,768
                                                    --------------   -------------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   46,819,019   $     228,715    $91,390,421    $ 18,626,429
                                                    ==============   =============    ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/Alliance
                                                     EQ/Alliance      Small Cap           EQ/Ariel
                                                     Quality Bond       Growth      Appreciation II (b)
                                                   --------------- --------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,381,049   $         --          $  759
 Expenses:
  Asset-based charges ............................      2,094,768      4,539,780             521
  Less: Reduction for expense limitation .........             --             --              --
                                                    -------------   ------------          ------
  Net Expenses ...................................      2,094,768      4,539,780             521
                                                    -------------   ------------          ------
Net Investment Income (Loss) .....................      4,286,281     (4,539,780)            238
                                                    -------------   ------------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        487,086     14,882,646              59
  Realized gain distribution from The Trusts .....             --             --              --
                                                    -------------   ------------          ------
 Net realized gain (loss) ........................        487,086     14,882,646              59
                                                    -------------   ------------          ------
  Change in unrealized appreciation
   (depreciation) of investments .................     (3,294,810)    24,371,988            (814)
                                                    -------------   ------------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,807,724)    39,254,634            (755)
                                                    -------------   ------------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,478,557   $ 34,714,854          $ (517)
                                                    =============   ============          ======



                                                    EQ/Bear Stearns                                             EQ/Calvert
                                                     Small Company       EQ/Bernstein     EQ/Boston Advisors     Socially
                                                       Growth (a)     Diversified Value      Equity Income      Responsible
                                                   ----------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $228,892        $  4,140,334          $  452,470        $       --
 Expenses:
  Asset-based charges ............................        90,214           4,491,778             278,607           153,557
  Less: Reduction for expense limitation .........            --                  --                  --                --
                                                        --------        ------------          ----------        ----------
  Net Expenses ...................................        90,214           4,491,778             278,607           153,557
                                                        --------        ------------          ----------        ----------
Net Investment Income (Loss) .....................       138,678            (351,444)            173,863          (153,557)
                                                        --------        ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       206,605          11,170,947             280,164           251,869
  Realized gain distribution from The Trusts .....            --           7,446,102                  --           514,171
                                                        --------        ------------          ----------        ----------
 Net realized gain (loss) ........................       206,605          18,617,049             280,164           766,040
                                                        --------        ------------          ----------        ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       219,362          (3,915,633)            767,174           482,643
                                                        --------        ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       425,967          14,701,416           1,047,338         1,248,683
                                                        --------        ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $564,645        $ 14,349,972          $1,221,201        $1,095,126
                                                        ========        ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Capital    EQ/Capital
                                                     Guardian      Guardian         EQ/Capital
                                                      Growth    International   Guardian Research
                                                   ----------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  12,221     $  881,270      $     818,009
 Expenses:
  Asset-based charges ............................     72,564        680,368          1,952,736
  Less: Reduction for expense limitation .........         --             --                 --
                                                    ---------     ----------      -------------
  Net Expenses ...................................     72,564        680,368          1,952,736
                                                    ---------     ----------      -------------
Net Investment Income (Loss) .....................    (60,343)       200,902         (1,134,727)
                                                    ---------     ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    216,632      3,330,804          8,909,482
  Realized gain distribution from The Trusts .....         --         75,889                 --
                                                    ---------     ----------      -------------
 Net realized gain (loss) ........................    216,632      3,406,693          8,909,482
                                                    ---------     ----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    171,278      5,293,529         (1,079,011)
                                                    ---------     ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    387,910      8,700,222          7,830,471
                                                    ---------     ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 327,567     $8,901,124      $   6,695,744
                                                    =========     ==========      =============



                                                      EQ/Capital    EQ/Caywood-Scholl                  EQ/Evergreen
                                                       Guardian         High Yield        EQ/Equity    International
                                                     U.S. Equity         Bond (a)         500 Index      Bond (b)
                                                   --------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     589,006      $   274,281      $ 15,457,531     $    --
 Expenses:
  Asset-based charges ............................      1,370,393           17,633        13,285,255         547
  Less: Reduction for expense limitation .........             --               --                --          --
                                                    -------------      -----------      ------------     -------
  Net Expenses ...................................      1,370,393           17,633        13,285,255         547
                                                    -------------      -----------      ------------     -------
Net Investment Income (Loss) .....................       (781,387)         256,648         2,172,276        (547)
                                                    -------------      -----------      ------------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,048,228            8,101        15,134,884        (541)
  Realized gain distribution from The Trusts .....      5,636,133               --        17,961,189          --
                                                    -------------      -----------      ------------     -------
 Net realized gain (loss) ........................     12,684,361            8,101        33,096,073        (541)
                                                    -------------      -----------      ------------     -------
  Change in unrealized appreciation
   (depreciation) of investments .................     (6,726,764)        (225,977)       (3,428,705)      1,608
                                                    -------------      -----------      ------------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,957,597         (217,876)       29,667,368       1,067
                                                    -------------      -----------      ------------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   5,176,210      $    38,772      $ 31,839,644     $   520
                                                    =============      ===========      ============     =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega          Mid Cap       Mid Cap Value
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     8,594    $   18,552,700   $   19,415,982
 Expenses:
  Asset-based charges ............................      301,122         3,031,446        5,279,570
  Less: Reduction for expense limitation .........           --                --               --
                                                    -----------    --------------   --------------
  Net Expenses ...................................      301,122         3,031,446        5,279,570
                                                    -----------    --------------   --------------
Net Investment Income (Loss) .....................     (292,528)       15,521,254       14,136,412
                                                    -----------    --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      535,917        15,041,264       22,321,349
  Realized gain distribution from The Trusts .....      723,569        15,537,685       26,907,194
                                                    -----------    --------------   --------------
 Net realized gain (loss) ........................    1,259,486        30,578,949       49,228,543
                                                    -----------    --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (353,308)      (32,776,414)     (23,814,334)
                                                    -----------    --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      906,178        (2,197,465)      25,414,209
                                                    -----------    --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   613,650    $   13,323,789   $   39,550,621
                                                    ===========    ==============   ==============



                                                        EQ/GAMCO          EQ/GAMCO                          EQ/Janus
                                                       Mergers and     Small Company   EQ/International    Large Cap
                                                    Acquisitions (a)     Value (a)        Growth (a)         Growth
                                                   ------------------ --------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   44,842      $     249,127       $ 12,332       $    1,155
 Expenses:
  Asset-based charges ............................          9,860            338,325          6,109          894,611
  Less: Reduction for expense limitation .........             --                 --             --               --
                                                       ----------      -------------       --------       ----------
  Net Expenses ...................................          9,860            338,325          6,109          894,611
                                                       ----------      -------------       --------       ----------
Net Investment Income (Loss) .....................         34,982            (89,198)         6,223         (893,456)
                                                       ----------      -------------       --------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          5,417            297,850         39,083        2,319,253
  Realized gain distribution from The Trusts .....          5,406          2,444,388             --               --
                                                       ----------      -------------       --------       ----------
 Net realized gain (loss) ........................         10,823          2,742,238         39,083        2,319,253
                                                       ----------      -------------       --------       ----------
  Change in unrealized appreciation
   (depreciation) of investments .................        (19,796)        (1,552,859)        58,881        2,604,569
                                                       ----------      -------------       --------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (8,973)         1,189,379         97,964        4,923,822
                                                       ----------      -------------       --------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   26,009      $   1,100,181       $104,187       $4,030,366
                                                       ==========      =============       ========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/JPMorgan       EQ/Lazard
                                                     EQ/JPMorgan        Value          Small Cap
                                                      Core Bond     Opportunities        Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,402,022     $  933,149    $    7,388,163
 Expenses:
  Asset-based charges ............................      1,083,003        805,683         2,059,263
  Less: Reduction for expense limitation .........             --             --                --
                                                    -------------     ----------    --------------
  The Trusts shares held Net Expenses ............      1,083,003        805,683         2,059,263
                                                    -------------     ----------    --------------
Net Investment Income (Loss) .....................      2,319,019        127,466         5,328,900
                                                    -------------     ----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (340,061)       919,443         7,132,057
  Realized gain distribution from The Trusts .....             --             --         7,881,567
                                                    -------------     ----------    --------------
 Net realized gain (loss) ........................       (340,061)       919,443        15,013,624
                                                    -------------     ----------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (1,183,653)       481,216       (14,340,866)
                                                    -------------     ----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,523,714)     1,400,659           672,758
                                                    -------------     ----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     795,305     $1,528,125    $    6,001,658
                                                    =============     ==========    ==============



                                                                                       EQ/Lord Abbett   EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and        Large Cap
                                                    Value Equity (b)   Term Bond (a)     Income (a)        Core (a)
                                                   ------------------ --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     605        $  187,521         $ 8,862         $  6,265
 Expenses:
  Asset-based charges ............................         2,370            41,856           5,623            8,067
  Less: Reduction for expense limitation .........            --                --              --               --
                                                       ---------        ----------         -------         --------
  The Trusts shares held Net Expenses ............         2,370            41,856           5,623            8,067
                                                       ---------        ----------         -------         --------
Net Investment Income (Loss) .....................        (1,765)          145,665           3,239           (1,802)
                                                       ---------        ----------         -------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         7,619           (40,929)          2,628            9,008
  Realized gain distribution from The Trusts .....            --            68,454              --               --
                                                       ---------        ----------         -------         --------
 Net realized gain (loss) ........................         7,619            27,525           2,628            9,008
                                                       ---------        ----------         -------         --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,785)         (189,959)         39,932           37,886
                                                       ---------        ----------         -------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,834          (162,434)         42,560           46,894
                                                       ---------        ----------         -------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   3,069        $  (16,769)        $45,799         $ 45,092
                                                       =========        ==========         =======         ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Lord Abbett                    EQ/Mercury
                                                       Mid Cap        EQ/Marsico      Basic Value
                                                      Value (a)         Focus           Equity
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 64,772     $         --    $    4,698,255
 Expenses:
  Asset-based charges ............................       42,732        2,786,191         4,442,659
  Less: Reduction for expense limitation .........           --               --                --
                                                       --------     ------------    --------------
  Net Expenses ...................................       42,732        2,786,191         4,442,659
                                                       --------     ------------    --------------
Net Investment Income (Loss) .....................       22,040       (2,786,191)          255,596
                                                       --------     ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       90,725        8,913,268        11,253,773
  Realized gain distribution from The Trusts .....           --        5,375,407        14,352,198
                                                       --------     ------------    --------------
 Net realized gain (loss) ........................       90,725       14,288,675        25,605,971
                                                       --------     ------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................      199,206        7,856,510       (20,439,649)
                                                       --------     ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      289,931       22,145,185         5,166,322
                                                       --------     ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $311,971     $ 19,358,994    $    5,421,918
                                                       ========     ============    ==============



                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 3,262,113     $         --       $    83,038     $3,204,552
 Expenses:
  Asset-based charges ............................     2,255,467        4,451,247           214,366      1,457,809
  Less: Reduction for expense limitation .........            --               --                --        (71,413)
                                                     -----------     ------------       -----------     ----------
  Net Expenses ...................................     2,255,467        4,451,247           214,366      1,386,396
                                                     -----------     ------------       -----------     ----------
Net Investment Income (Loss) .....................     1,006,646       (4,451,247)         (131,328)     1,818,156
                                                     -----------     ------------       -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    10,437,226       (5,441,925)          947,339       (287,750)
  Realized gain distribution from The Trusts .....            --               --                --             --
                                                     -----------     ------------       -----------     ----------
 Net realized gain (loss) ........................    10,437,226       (5,441,925)          947,339       (287,750)
                                                     -----------     ------------       -----------     ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,001,364       33,511,926           133,225        216,075
                                                     -----------     ------------       -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    16,438,590       28,070,001         1,080,564        (71,675)
                                                     -----------     ------------       -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,445,236     $ 23,618,754       $   949,236     $1,746,481
                                                     ===========     ============       ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        EQ/Montag &           EQ/PIMCO
                                                    Caldwell Growth (a)   Real Return (a)
                                                   --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    6,371          $  291,122
 Expenses:
  Asset-based charges ............................          18,108              57,613
  Less: Reduction for expense limitation .........              --                  --
                                                        ----------          ----------
  Net Expenses ...................................          18,108              57,613
                                                        ----------          ----------
Net Investment Income (Loss) .....................         (11,737)            233,509
                                                        ----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          19,881              (5,202)
  Realized gain distribution from The Trusts .....              --               8,933
                                                        ----------          ----------
 Net realized gain (loss) ........................          19,881               3,731
                                                        ----------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................          68,669            (278,278)
                                                        ----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          88,550            (274,547)
                                                        ----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   76,814          $  (41,038)
                                                        ==========          ==========



                                                                                                       EQ/UBS
                                                         EQ/Short          EQ/Small       EQ/TCW     Growth and   EQ/Van Kampen
                                                    Duration Bond (a)   Company Index   Equity (a)     Income     Comstock (a)
                                                   ------------------- --------------- ------------ ------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   21,199       $   1,094,726   $      --     $ 46,755      $ 48,876
 Expenses:
  Asset-based charges ............................          7,898           1,143,860      62,403       41,665        26,552
  Less: Reduction for expense limitation .........             --                  --          --           --            --
                                                       ----------       -------------   ---------     --------      --------
  Net Expenses ...................................          7,898           1,143,860      62,403       41,665        26,552
                                                       ----------       -------------   ---------     --------      --------
Net Investment Income (Loss) .....................         13,301             (49,134)    (62,403)       5,090        22,324
                                                       ----------       -------------   ---------     --------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             18           3,302,124     426,353       19,641         7,107
  Realized gain distribution from The Trusts .....              7           4,503,828          --           --            --
                                                       ----------       -------------   ---------     --------      --------
 Net realized gain (loss) ........................             25           7,805,952     426,353       19,641         7,107
                                                       ----------       -------------   ---------     --------      --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (13,194)         (4,517,705)    234,184      352,245       170,520
                                                       ----------       -------------   ---------     --------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (13,169)          3,288,247     660,537      371,886       177,627
                                                       ----------       -------------   ---------     --------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $      132       $   3,239,113   $ 598,134     $376,976      $199,951
                                                       ==========       =============   =========     ========      ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap
                                                         Equity          Growth (a)
                                                   ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  1,133,458       $      --
 Expenses:
  Asset-based charges ............................       2,407,063          15,509
  Less: Reduction for expense limitation .........              --              --
                                                      ------------       ---------
  Net Expenses ...................................       2,407,063          15,509
                                                      ------------       ---------
Net Investment Income (Loss) .....................      (1,273,605)        (15,509)
                                                      ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      29,848,642         267,812
  Realized gain distribution from The Trusts .....       7,954,817              --
                                                      ------------       ---------
 Net realized gain (loss) ........................      37,803,459         267,812
                                                      ------------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................      17,450,383          26,382
                                                      ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      55,253,842         294,194
                                                      ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 53,980,237       $ 278,685
                                                      ============       =========



                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value       U.S. Real Estate --
                                                       Small Cap     Long/Short Equity        Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   28,131         $      --           $ 2,761,164
 Expenses:
  Asset-based charges ............................         3,041            75,503               931,966
  Less: Reduction for expense limitation .........            --                --                    --
                                                      ----------         ---------           -----------
  Net Expenses ...................................         3,041            75,503               931,966
                                                      ----------         ---------           -----------
Net Investment Income (Loss) .....................        25,090           (75,503)            1,829,198
                                                      ----------         ---------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        41,676           135,572             5,851,541
  Realized gain distribution from The Trusts .....            58                --                    --
                                                      ----------         ---------           -----------
 Net realized gain (loss) ........................        41,734           135,572             5,851,541
                                                      ----------         ---------           -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       (20,590)           99,496             3,287,089
                                                      ----------         ---------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        21,144           235,068             9,138,630
                                                      ----------         ---------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   46,234         $ 159,565           $10,967,828
                                                      ==========         =========           ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Aggressive                AXA Conservative
                                                                 Allocation                     Allocation
                                                       ------------------------------ ------------------------------
                                                             2005           2004            2005           2004
                                                       --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    571,527     $   47,144    $    253,966     $  143,019
 Net realized gain (loss) on investments .............       605,763         15,371         151,022         60,388
 Change in unrealized appreciation (depreciation)
  of investments .....................................       281,891        657,028        (242,871)        62,737
                                                        ------------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................     1,459,181        719,543         162,117        266,144
                                                        ------------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,017,276      4,028,778       2,902,486      3,438,149
  Transfers between funds including guaranteed
   interest account, net .............................     5,980,010      3,944,320       2,183,814      3,877,419
  Transfers for contract benefit and terminations         (1,563,847)      (590,483)     (1,337,358)      (376,692)
  Contract maintenance charges .......................       (24,085)        (3,189)         (7,237)        (1,162)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    12,409,354      7,379,426       3,741,705      6,937,714
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        25,030         18,440          10,649         27,197
                                                        ------------     ----------    ------------     ----------
Increase (Decrease) in Net Assets ....................    13,893,566      8,117,409       3,914,472      7,231,055
Net Assets -- Beginning of Period ....................     9,121,821      1,004,412       8,171,898        940,843
                                                        ------------     ----------    ------------     ----------
Net Assets -- End of Period ..........................  $ 23,015,387     $9,121,821    $ 12,086,370     $8,171,898
                                                        ============     ==========    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              --             --
Units Redeemed .......................................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           161              9             191            111
Units Redeemed .......................................           (57)           (30)           (155)           (44)
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................           104             66              36             67
                                                        ------------     ----------    ------------     ----------



                                                             AXA Conservative-                    AXA Moderate
                                                              Plus Allocation                      Allocation
                                                       ------------------------------ -------------------------------------
                                                             2005           2004             2005               2004
                                                       --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    497,504     $  120,823     $   25,246,776     $   33,427,757
 Net realized gain (loss) on investments .............       282,022         37,488         17,200,129          7,046,530
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (324,895)       224,319         21,156,626         90,577,585
                                                        ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................       454,631        382,630         63,603,531        131,051,872
                                                        ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,392,110      4,459,191        112,033,807        103,508,519
  Transfers between funds including guaranteed
   interest account, net .............................     6,136,561      3,678,037        (33,256,783)       (25,987,008)
  Transfers for contract benefit and terminations         (1,478,006)      (510,536)      (200,846,413)      (185,017,490)
  Contract maintenance charges .......................       (14,361)        (2,137)        (1,221,087)        (1,261,540)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --            (66,473)          (368,897)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    11,036,304      7,624,555       (123,356,949)      (109,126,416)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,546         21,210          3,557,611          2,525,263
                                                        ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ....................    11,507,481      8,028,395        (56,195,809)        24,450,719
Net Assets -- Beginning of Period ....................     8,895,374        866,979      1,721,928,050      1,697,477,331
                                                        ------------     ----------     --------------     --------------
Net Assets -- End of Period ..........................  $ 20,402,855     $8,895,374     $1,665,732,241     $1,721,928,050
                                                        ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              2,436              2,393
Units Redeemed .......................................            --             --             (4,170)            (4,002)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................            --             --             (1,734)            (1,609)
                                                        ------------     ----------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           178             96                243                195
Units Redeemed .......................................           (78)           (25)              (160)              (112)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................           100             71                 83                 83
                                                        ------------     ----------     --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

FOR THE YEARS ENDED DECEMBER 31,



                                                                AXA Moderate-                      AXA Premier VIP
                                                               Plus Allocation                    Aggressive Equity
                                                       ------------------------------- ---------------------------------------
                                                             2005            2004              2005                2004
                                                       --------------- --------------- -------------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  2,315,391    $    367,855      $ (10,658,324)      $  (11,256,234)
 Net realized gain (loss) on investments .............       924,360         118,572        (33,806,813)         (54,857,961)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     1,385,403       1,891,153        113,069,008          180,034,854
                                                        ------------    ------------      -------------       --------------
 Net increase (decrease) in net assets from
  operations .........................................     4,625,154       2,377,580         68,603,871          113,920,659
                                                        ------------    ------------      -------------       --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    36,690,502      14,944,260         45,973,157           54,005,300
  Transfers between funds including guaranteed
   interest account, net .............................    21,827,556      14,662,364        (57,769,773)         (43,311,312)
  Transfers for contract benefit and terminations         (4,749,358)     (1,385,210)      (121,857,977)        (117,210,800)
  Contract maintenance charges .......................       (84,923)        (10,325)          (957,496)          (1,075,927)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --             63,975              (99,655)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    53,683,777      28,211,089       (134,548,114)        (107,692,394)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        12,413          20,657            493,206           (1,330,662)
                                                        ------------    ------------      -------------       --------------
Increase (Decrease) in Net Assets ....................    58,321,344      30,609,326        (65,451,037)           4,897,603
Net Assets -- Beginning of Period ....................    32,999,810       2,390,484      1,114,898,693        1,110,001,090
                                                        ------------    ------------      -------------       --------------
Net Assets -- End of Period ..........................  $ 91,321,154    $ 32,999,810      $1,049,447,656      $1,114,898,693
                                                        ============    ============      ==============      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              1,115                1,421
Units Redeemed .......................................            --              --             (2,835)              (2,891)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................            --              --             (1,718)              (1,470)
                                                        ------------    ------------      --------------      --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           553             295                 45                   65
Units Redeemed .......................................          (102)            (41)               (47)                 (47)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................           451             254                   (2)                18
                                                        ------------    ------------      ----------------    --------------



                                                               AXA Premier VIP                 AXA Premier VIP
                                                                  Core Bond                      Health Care
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  1,503,682    $  1,198,948    $    526,198    $    853,170
 Net realized gain (loss) on investments .............       (88,672)        570,239       1,022,280       4,368,609
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,086,942)       (197,252)        784,518      (1,654,323)
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................       328,068       1,571,935       2,332,996       3,567,456
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    12,397,790      13,069,129       6,437,922       7,851,512
  Transfers between funds including guaranteed
   interest account, net .............................    (2,402,204)        180,379       1,585,184       4,571,964
  Transfers for contract benefit and terminations         (6,671,587)     (5,256,852)     (3,205,504)     (3,570,635)
  Contract maintenance charges .......................       (57,996)        (50,234)        (35,466)        (26,648)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     3,266,003       7,942,422       4,782,136       8,826,193
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (125,588)         13,023           6,011      (5,562,298)
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................     3,468,503       9,527,380       7,121,143       6,831,351
Net Assets -- Beginning of Period ....................    64,826,682      55,299,302      36,420,450      29,589,099
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 68,295,185    $ 64,826,682    $ 43,541,593    $ 36,420,450
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           179             207             186             321
Units Redeemed .......................................          (149)           (136)           (143)           (237)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            30              71              43              84
                                                        ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                AXA Premier VIP                  AXA Premier VIP
                                                                  High Yield                  International Equity
                                                       --------------------------------- -------------------------------
                                                             2005             2004             2005            2004
                                                       ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  11,229,538    $   8,455,260    $  1,564,769    $    405,367
 Net realized gain (loss) on investments .............       (348,211)        (585,058)      5,438,510       4,924,088
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (7,591,995)       3,641,830         817,466       1,177,581
                                                        -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      3,289,332       11,512,032       7,820,745       6,507,036
                                                        -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     23,709,345       22,607,349      10,001,410      11,812,162
  Transfers between funds including guaranteed
   interest account, net .............................       (676,536)       2,015,325       2,832,655       9,702,717
  Transfers for contract benefit and terminations         (21,667,578)     (18,521,153)     (4,120,709)     (2,365,889)
  Contract maintenance charges .......................       (139,940)        (127,095)        (51,123)        (28,382)
  Adjustments to net assets allocated to
   contracts in payout period ........................         45,046          (15,464)             --              --
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      1,270,337        5,958,962       8,662,233      19,120,608
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (181,437)          24,925        (148,291)     (6,632,053)
                                                        -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ....................      4,378,232       17,495,919      16,334,687      18,995,591
Net Assets -- Beginning of Period ....................    167,288,730      149,792,811      48,778,143      29,782,552
                                                        -------------    -------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 171,666,962    $ 167,288,730    $ 65,112,830    $ 48,778,143
                                                        =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            279              544              --              --
Units Redeemed .......................................           (307)            (554)             --              --
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................            (28)             (10)             --              --
                                                        -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            135              203             227             314
Units Redeemed .......................................            (75)            (127)           (157)           (137)
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................             60               76              70             177
                                                        -------------    -------------    ------------    ------------



                                                                AXA Premier VIP                 AXA Premier VIP
                                                             Large Cap Core Equity              Large Cap Growth
                                                       --------------------------------- ------------------------------
                                                              2005             2004            2005           2004
                                                       ----------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (54,196)     $    319,605    $   (437,520)   $   (408,701)
 Net realized gain (loss) on investments .............     1,916,133         1,251,249       1,379,468       2,608,424
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (683,093)          417,755       1,313,405        (485,748)
                                                         -----------      ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,178,844         1,988,609       2,255,353       1,713,975
                                                         -----------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     2,240,722         2,415,988       5,109,571       6,031,705
  Transfers between funds including guaranteed
   interest account, net .............................      (870,969)          153,041      (1,281,342)      3,163,831
  Transfers for contract benefit and terminations         (1,683,379)       (1,604,572)     (3,000,959)     (3,631,113)
  Contract maintenance charges .......................       (16,440)          (14,574)        (32,769)        (26,940)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (330,066)          949,883         794,501       5,537,483
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................    (5,566,642)           11,551      (4,784,120)          5,910
                                                         -----------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    (4,717,864)        2,950,043      (1,734,266)      7,257,368
Net Assets -- Beginning of Period ....................    25,304,216        22,354,173      40,846,590      33,589,222
                                                         -----------      ------------    ------------    ------------
Net Assets -- End of Period ..........................   $20,586,352      $ 25,304,216    $ 39,112,324    $ 40,846,590
                                                         ===========      ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                --              --              --
Units Redeemed .......................................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            42                54             149             244
Units Redeemed .......................................           (45)              (44)           (142)           (185)
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            (3)             10               9              59
                                                         -----------      ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Premier VIP                 AXA Premier VIP
                                                               Large Cap Value                 Mid Cap Growth
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    744,714    $  1,552,992    $    314,165    $    275,577
 Net realized gain (loss) on investments .............     2,899,759       2,499,023      13,239,930       4,206,157
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,294,817)         32,581      (8,252,546)      2,619,334
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     2,349,656       4,084,596       5,301,549       7,101,068
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,001,186       5,269,396      10,989,185      14,560,305
  Transfers between funds including guaranteed
   interest account, net .............................     6,520,328       3,861,061      (3,509,958)      4,635,448
  Transfers for contract benefit and terminations         (3,560,110)     (2,696,094)     (6,105,723)     (4,887,359)
  Contract maintenance charges .......................       (28,020)        (20,274)        (76,224)        (58,042)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     8,933,384       6,414,089       1,297,280      14,250,352
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (3,214)     (5,467,745)     (6,049,103)         13,290
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    11,279,826       5,030,940         549,725      21,364,710
Net Assets -- Beginning of Period ....................    35,476,327      30,445,387      77,604,390      56,239,680
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 46,756,153    $ 35,476,327    $ 78,154,115    $ 77,604,390
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................           175             152             206             341
Units Redeemed .......................................           (99)            (92)           (191)           (180)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            76              60              15             161
                                                        ------------    ------------    ------------    ------------



                                                               AXA Premier VIP                   AXA Premier VIP
                                                                Mid Cap Value                    Technology (a)
                                                       -------------------------------- ---------------------------------
                                                             2005             2004            2005             2004
                                                       ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    3,762,313   $  1,569,310    $  (1,376,573)    $   (165,906)
 Net realized gain (loss) on investments .............      16,232,969      5,581,105        5,452,891       (1,556,574)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (16,076,892)     1,024,273        5,694,255       11,289,850
                                                        --------------   ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .........................................       3,918,390      8,174,688        9,770,573        9,567,370
                                                        --------------   ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       7,568,984     10,687,866       10,560,406        9,994,578
  Transfers between funds including guaranteed
   interest account, net .............................      (6,308,684)     8,611,231      (10,760,699)      80,430,711
  Transfers for contract benefit and terminations           (6,444,526)    (5,249,793)     (11,427,084)      (7,313,648)
  Contract maintenance charges .......................         (52,473)       (41,494)        (117,870)         (85,230)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (5,236,699)    14,007,810      (11,745,247)      83,026,411
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (134,876)    (6,493,857)      (5,783,917)         182,004
                                                        --------------   ------------    -------------     ------------
Increase (Decrease) in Net Assets ....................      (1,453,185)    15,688,641       (7,758,591)      92,775,785
Net Assets -- Beginning of Period ....................      68,744,035     53,055,394      121,909,380       29,133,595
                                                        --------------   ------------    -------------     ------------
Net Assets -- End of Period ..........................  $   67,290,850   $ 68,744,035    $ 114,150,789     $121,909,380
                                                        ==============   ============    =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --             --               --               --
Units Redeemed .......................................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................             140            270              648            1,781
Units Redeemed .......................................            (184)          (138)            (779)            (783)
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................             (44)           132             (131)             998
                                                        --------------   ------------    -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/Alliance
                                                                   Common Stock
                                                       -------------------------------------
                                                              2005               2004
                                                       ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (9,003,303)    $   (2,060,322)
 Net realized gain (loss) on investments .............      (37,455,125)       (83,699,344)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      175,317,492        648,293,164
                                                         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................      128,859,064        562,533,498
                                                         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............      202,820,962        217,189,554
  Transfers between funds including guaranteed
   interest account, net .............................     (199,654,369)       (83,225,214)
  Transfers for contract benefit and terminations          (519,997,446)      (487,216,447)
  Contract maintenance charges .......................       (2,957,997)        (3,201,566)
  Adjustments to net assets allocated to
   contracts in payout period ........................        2,074,871           (981,797)
                                                         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     (517,713,979)      (357,435,470)
                                                         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         (739,315)           592,476
                                                         --------------     --------------
Increase (Decrease) in Net Assets ....................     (389,594,230)       205,690,506
Net Assets -- Beginning of Period ....................    4,792,953,168      4,587,262,662
                                                         --------------     --------------
Net Assets -- End of Period ..........................   $4,403,358,938     $4,792,953,168
                                                         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            1,184              1,741
Units Redeemed .......................................           (2,853)            (3,115)
                                                         --------------     --------------
Net Increase (Decrease) ..............................           (1,669)            (1,374)
                                                         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              330                532
Units Redeemed .......................................             (279)              (309)
                                                         --------------     --------------
Net Increase (Decrease) ..............................               51                223
                                                         --------------     --------------



                                                                                                        EQ/Alliance
                                                                    EQ/Alliance                   Intermediate Government
                                                                 Growth and Income                      Securities
                                                       ------------------------------------- ---------------------------------
                                                              2005               2004              2005             2004
                                                       ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $     (900,426)    $    3,838,251    $   3,261,354    $   2,930,344
 Net realized gain (loss) on investments .............       61,143,917          9,732,869       (1,030,160)        (837,974)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (13,424,472)        99,980,875       (2,002,479)        (709,220)
                                                         --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       46,819,019        113,551,995          228,715        1,383,150
                                                         --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       96,448,412         93,095,844       15,894,182       19,350,684
  Transfers between funds including guaranteed
   interest account, net .............................      (29,617,133)        (5,649,020)     (11,417,937)     (21,493,981)
  Transfers for contract benefit and terminations          (132,230,765)      (116,288,669)     (21,713,276)     (21,719,853)
  Contract maintenance charges .......................         (868,891)          (880,739)        (130,973)        (140,810)
  Adjustments to net assets allocated to
   contracts in payout period ........................          191,931           (555,822)          74,534           17,533
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (66,076,446)       (30,278,406)     (17,293,470)     (23,986,427)
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           25,138            590,569         (132,581)          49,382
                                                         --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (19,232,290)        83,864,158      (17,197,336)     (22,553,895)
Net Assets -- Beginning of Period ....................    1,123,287,405      1,039,423,247      155,539,561      178,093,456
                                                         --------------     --------------    -------------    -------------
Net Assets -- End of Period ..........................   $1,104,055,115     $1,123,287,405    $ 138,342,225    $ 155,539,561
                                                         ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              482                554              123              161
Units Redeemed .......................................             (700)              (704)            (221)            (323)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................             (218)              (150)             (98)            (162)
                                                         --------------     --------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              167                216               53               65
Units Redeemed .......................................             (179)              (129)             (70)            (103)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................              (12)                87              (17)             (38)
                                                         --------------     --------------    -------------    -------------



                                                                 EQ/Alliance
                                                                International
                                                       --------------------------------
                                                             2005             2004
                                                       ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,888,714    $   4,903,373
 Net realized gain (loss) on investments .............     47,600,861       30,567,297
 Change in unrealized appreciation (depreciation)
  of investments .....................................     40,900,846       62,019,575
                                                        -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     91,390,421       97,490,245
                                                        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     58,298,545       47,708,395
  Transfers between funds including guaranteed
   interest account, net .............................      1,090,983       (8,486,069)
  Transfers for contract benefit and terminations         (80,556,104)     (66,908,113)
  Contract maintenance charges .......................       (576,595)        (564,542)
  Adjustments to net assets allocated to
   contracts in payout period ........................       (135,750)        (196,906)
                                                        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (21,878,921)     (28,447,235)
                                                        -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................     (1,163,517)         244,087
                                                        -------------    -------------
Increase (Decrease) in Net Assets ....................     68,347,983       69,287,097
Net Assets -- Beginning of Period ....................    670,164,426      600,877,329
                                                        -------------    -------------
Net Assets -- End of Period ..........................  $ 738,512,409    $ 670,164,426
                                                        =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            790              788
Units Redeemed .......................................         (1,024)          (1,071)
                                                        -------------    -------------
Net Increase (Decrease) ..............................           (234)            (283)
                                                        -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            219              164
Units Redeemed .......................................           (133)            (122)
                                                        -------------    -------------
Net Increase (Decrease) ..............................             86               42
                                                        -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Alliance                       EQ/Alliance
                                                               Large Cap Growth                    Quality Bond
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,923,340)   $  (2,040,999)   $   4,286,281    $   4,435,481
 Net realized gain (loss) on investments .............     (1,998,688)      (7,039,403)         487,086        1,932,325
 Change in unrealized appreciation (depreciation)
  of investments .....................................     22,548,456       19,374,847       (3,294,810)      (2,043,473)
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     18,626,428       10,294,445        1,478,557        4,324,333
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,244,538       14,639,565       18,173,126       19,302,389
  Transfers between funds including guaranteed
   interest account, net .............................    (10,096,346)     (18,550,385)      (4,032,499)     (13,346,713)
  Transfers for contract benefit and terminations         (16,351,022)     (14,987,450)     (21,510,078)     (22,847,589)
  Contract maintenance charges .......................       (178,895)        (200,586)        (139,184)        (143,510)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --          114,468            5,852
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (14,381,725)     (19,098,856)      (7,394,167)     (17,029,571)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (12,765)          29,167           61,057          (30,080)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      4,231,938       (8,775,244)      (5,854,553)     (12,735,318)
Net Assets -- Beginning of Period ....................    158,790,823      167,566,067      166,746,030      179,481,348
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 163,022,761    $ 158,790,823    $ 160,891,477    $ 166,746,030
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --              199              262
Units Redeemed .......................................             --               --             (241)            (356)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --              (42)             (94)
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            503              346               42               55
Units Redeemed .......................................           (747)            (676)             (47)             (68)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (244)            (330)               5               13
                                                        -------------    -------------    -------------    -------------



                                                                  EQ/Alliance                  EQ/Ariel
                                                               Small Cap Growth           Appreciation II (d)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (4,539,780)   $  (4,373,060)      $     238
 Net realized gain (loss) on investments .............     14,882,646        3,691,532              59
 Change in unrealized appreciation (depreciation)
  of investments .....................................     24,371,988       41,362,734            (814)
                                                        -------------    -------------         -------
 Net increase (decrease) in net assets from
  operations .........................................     34,714,854       40,681,206            (517)
                                                        -------------    -------------         -------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     34,467,923       37,321,983         185,007
  Transfers between funds including guaranteed
   interest account, net .............................    (19,367,120)     (11,718,617)        404,382
  Transfers for contract benefit and terminations         (38,537,452)     (34,820,990)           (815)
  Contract maintenance charges .......................       (363,405)        (365,041)             (3)
  Adjustments to net assets allocated to
   contracts in payout period ........................        (98,923)        (263,199)             --
                                                        -------------    -------------         ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (23,898,977)      (9,845,864)        588,571
                                                        -------------    -------------         ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (10,015)         284,397             522
                                                        -------------    -------------         ---------
Increase (Decrease) in Net Assets ....................     10,805,862       31,119,739         588,576
Net Assets -- Beginning of Period ....................    363,172,936      332,053,197              --
                                                        -------------    -------------         ---------
Net Assets -- End of Period ..........................  $ 373,978,798    $ 363,172,936       $ 588,576
                                                        =============    =============         =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            417              541              --
Units Redeemed .......................................           (571)            (621)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................           (154)             (80)             --
                                                        -------------    -------------         ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             87              117               6
Units Redeemed .......................................            (84)            (107)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................              3               10               6
                                                        -------------    -------------         ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Bear Stearns                   EQ/Bernstein
                                                          Small Company Growth (b)             Diversified Value
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   138,678      $  (543)      $    (351,444)   $     339,500
 Net realized gain (loss) on investments .............       206,605        7,610          18,617,049        8,933,171
 Change in unrealized appreciation (depreciation)
  of investments .....................................       219,362        7,660          (3,915,633)      25,144,771
                                                         -----------      ---------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       564,645       14,727          14,349,972       34,417,442
                                                         -----------      ---------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     4,882,922       91,678          53,414,317       44,675,156
  Transfers between funds including guaranteed
   interest account, net .............................     9,102,040      365,126           9,886,395       21,595,486
  Transfers for contract benefit and terminations           (343,481)        (259)        (37,410,175)     (30,426,984)
  Contract maintenance charges .......................        (2,114)            (3)         (277,727)        (233,325)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    13,639,367      456,542          25,612,810       35,610,333
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        18,644          545             (92,551)          23,070
                                                         -----------      ---------     -------------    -------------
Increase (Decrease) in Net Assets ....................    14,222,656      471,814          39,870,231       70,050,845
Net Assets -- Beginning of Period ....................       471,814            -         332,305,072      262,254,227
                                                         -----------      ---------     -------------    -------------
Net Assets -- End of Period ..........................   $14,694,470      $471,814      $ 372,175,303    $ 332,305,072
                                                         ===========      =========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --           --                  --               --
Units Redeemed .......................................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net Increase (Decrease) ..............................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           204            7                 804              840
Units Redeemed .......................................           (87)            (3)             (586)            (506)
                                                         -----------      ----------    -------------    -------------
Net Increase (Decrease) ..............................           117            4                 218              334
                                                         -----------      ---------     -------------    -------------



                                                              EQ/Boston Advisors                  EQ/Calvert
                                                              Equity Income (b)              Socially Responsible
                                                       -------------------------------- ------------------------------
                                                             2005            2004             2005           2004
                                                       --------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    173,863      $  32,036       $  (153,557)   $  (119,126)
 Net realized gain (loss) on investments .............       280,164          6,161           766,040        970,358
 Change in unrealized appreciation (depreciation)
  of investments .....................................       767,174         42,357           482,643       (518,656)
                                                        ------------      ---------       -----------    -----------
 Net increase (decrease) in net assets from
  operations .........................................     1,221,201         80,554         1,095,126        332,576
                                                        ------------      ---------       -----------    -----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,284,342        330,827         2,959,330      2,998,325
  Transfers between funds including guaranteed
   interest account, net .............................    22,984,326      3,979,377           (20,836)       185,499
  Transfers for contract benefit and terminations         (2,400,710)       (57,055)         (830,151)      (515,628)
  Contract maintenance charges .......................        (6,902)           (93)          (22,798)       (18,522)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                --             --
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    28,861,056      4,253,056         2,085,545      2,649,674
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        15,712          1,794             7,679         10,059
                                                        ------------      ---------       -----------    -----------
Increase (Decrease) in Net Assets ....................    30,097,969      4,335,404         3,188,350      2,992,309
Net Assets -- Beginning of Period ....................     4,335,404              -        12,409,463      9,417,154
                                                        ------------      ---------       -----------    -----------
Net Assets -- End of Period ..........................  $ 34,433,373      $4,335,404      $15,597,813    $12,409,463
                                                        ============      ==========      ===========    ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                --             --
Units Redeemed .......................................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Net Increase (Decrease) ..............................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           378             43                60             96
Units Redeemed .......................................          (112)              (2)            (32)           (64)
                                                        ------------      ------------    -----------    -----------
Net Increase (Decrease) ..............................           266             41                28             32
                                                        ------------      -----------     -----------    -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Capital                     EQ/Capital
                                                              Guardian Growth            Guardian International
                                                       ----------------------------- -------------------------------
                                                            2005           2004            2005            2004
                                                       -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $  (60,343)    $  (29,583)   $    200,902    $    153,792
 Net realized gain (loss) on investments .............      216,632        217,467       3,406,693       2,015,646
 Change in unrealized appreciation (depreciation)
  of investments .....................................      171,278         11,531       5,293,529       2,320,866
                                                         ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      327,567        199,415       8,901,124       4,490,304
                                                         ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,562,884        986,844      14,421,553      13,916,887
  Transfers between funds including guaranteed
   interest account, net .............................      716,243        (83,834)      5,409,277       7,075,849
  Transfers for contract benefit and terminations          (505,413)      (288,309)     (3,964,163)     (1,921,387)
  Contract maintenance charges .......................       (6,820)        (5,608)        (58,837)        (26,172)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    1,766,894        609,093      15,807,830      19,045,177
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (16,330)        25,918         (12,105)         19,793
                                                         ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ....................    2,078,131        834,426      24,696,849      23,555,274
Net Assets -- Beginning of Period ....................    4,903,616      4,069,190      44,384,777      20,829,503
                                                         ----------     ----------    ------------    ------------
Net Assets -- End of Period ..........................   $6,981,747     $4,903,616    $ 69,081,626    $ 44,384,777
                                                         ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --             --              --              --
Units Redeemed .......................................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           66             26             300             286
Units Redeemed .......................................          (38)           (19)           (148)            (80)
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           28              7             152             206
                                                         ----------     ----------    ------------    ------------



                                                                  EQ/Capital                        EQ/Capital
                                                               Guardian Research               Guardian U.S. Equity
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,134,727)   $  (1,034,914)   $    (781,387)   $    (703,656)
 Net realized gain (loss) on investments .............      8,909,482        5,979,692       12,684,361        5,582,927
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (1,079,011)       8,726,489       (6,726,764)       2,242,551
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................      6,695,744       13,671,267        5,176,210        7,121,822
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,644,042       13,432,765       18,742,122       19,594,588
  Transfers between funds including guaranteed
   interest account, net .............................     (6,603,947)      (2,197,018)         128,017        9,414,653
  Transfers for contract benefit and terminations         (19,051,913)     (17,252,612)     (11,576,898)     (10,309,134)
  Contract maintenance charges .......................       (132,116)        (140,697)         (76,812)         (60,318)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (13,143,934)      (6,157,562)       7,216,429       18,639,789
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (84,329)          40,355          (36,640)          21,007
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     (6,532,519)       7,554,060       12,355,999       25,782,618
Net Assets -- Beginning of Period ....................    156,893,261      149,339,201      103,408,546       77,625,928
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 150,360,742    $ 156,893,261    $ 115,764,545    $ 103,408,546
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            164              215              267              372
Units Redeemed .......................................           (279)            (274)            (201)            (195)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (115)              59               66              177
                                                        -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Caywood-Scholl
                                                        High Yield Bond (c)           EQ/Equity 500 Index
                                                       --------------------- -------------------------------------
                                                                2005                2005               2004
                                                       --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................      $  256,648         $    2,172,276     $    3,440,607
 Net realized gain (loss) on investments .............           8,101             33,096,073         (2,609,997)
 Change in unrealized appreciation (depreciation)
  of investments .....................................        (225,977)            (3,428,705)        86,285,985
                                                            ----------         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................          38,772             31,839,644         87,116,595
                                                            ----------         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,872,400             92,889,289         94,893,864
  Transfers between funds including guaranteed
   interest account, net .............................       3,597,369            (42,987,995)       (20,656,355)
  Transfers for contract benefit and terminations             (153,719)          (124,187,768)      (105,795,551)
  Contract maintenance charges .......................            (282)              (912,543)          (905,459)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                323,191           (143,872)
                                                            ----------         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       5,315,768            (74,875,826)       (32,607,373)
                                                            ----------         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          11,738               (368,286)           181,886
                                                            ----------         --------------     --------------
Increase (Decrease) in Net Assets ....................       5,366,278            (43,404,468)        54,691,108
Net Assets -- Beginning of Period ....................              --          1,047,207,920        992,516,812
                                                            ----------         --------------     --------------
Net Assets -- End of Period ..........................      $5,366,278         $1,003,803,452     $1,047,207,920
                                                            ==========         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                    533                658
Units Redeemed .......................................              --                   (832)              (832)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              --                   (299)              (174)
                                                            ----------         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              65                    229                302
Units Redeemed .......................................             (14)                  (182)              (182)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              51                     47                120
                                                            ----------         --------------     --------------



                                                             EQ/Evergreen
                                                        International Bond (d)        EQ/Evergreen Omega         EQ/FI Mid Cap
                                                       ------------------------ ------------------------------- ----------------
                                                                 2005                 2005            2004            2005
                                                       ------------------------ --------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................         $   (547)         $   (292,528)   $   (179,292)   $  15,521,254
 Net realized gain (loss) on investments .............             (541)            1,259,486       1,456,912       30,578,949
 Change in unrealized appreciation (depreciation)
  of investments .....................................            1,608              (353,308)        (62,067)     (32,776,414)
                                                               --------          ------------    ------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................              520               613,650       1,215,553       13,323,789
                                                               --------          ------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          124,251             4,086,029       6,042,434       46,694,629
  Transfers between funds including guaranteed
   interest account, net .............................          378,714            (2,430,477)      6,352,377        2,871,518
  Transfers for contract benefit and terminations                  (294)           (2,526,660)     (1,877,395)     (19,944,932)
  Contract maintenance charges .......................              (40)              (23,256)        (15,293)        (239,120)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................          502,631              (894,364)     10,502,123       29,382,095
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................              549                13,020          19,677          (31,754)
                                                               --------          ------------    ------------    -------------
Increase (Decrease) in Net Assets ....................          503,700              (267,694)     11,737,353       42,674,130
Net Assets -- Beginning of Period ....................               --            24,777,357      13,040,004      223,297,989
                                                               --------          ------------    ------------    -------------
Net Assets -- End of Period ..........................         $503,700          $ 24,509,663    $ 24,777,357    $ 265,972,119
                                                               ========          ============    ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                    --              --               --
Units Redeemed .......................................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................                5                    79             225              687
Units Redeemed .......................................               --                   (89)            (95)            (420)
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................                5                   (10)            130              267
                                                               --------          ------------    ------------    -------------



                                                        EQ/FI Mid Cap
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,237,426
 Net realized gain (loss) on investments .............     16,715,444
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,333,574
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     27,286,444
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     43,354,895
  Transfers between funds including guaranteed
   interest account, net .............................     11,557,668
  Transfers for contract benefit and terminations         (12,750,053)
  Contract maintenance charges .......................       (176,013)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     41,986,497
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (67,785)
                                                        -------------
Increase (Decrease) in Net Assets ....................     69,205,156
Net Assets -- Beginning of Period ....................    154,092,833
                                                        -------------
Net Assets -- End of Period ..........................  $ 223,297,989
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            785
Units Redeemed .......................................           (363)
                                                        -------------
Net Increase (Decrease) ..............................            422
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ/FI                          EQ/GAMCO
                                                                 Mid Cap Value            Mergers and Acquisitions (c)
                                                       --------------------------------- ------------------------------
                                                             2005             2004                    2005
                                                       ---------------- ---------------- ------------------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  14,136,412    $   4,315,827             $  34,982
 Net realized gain (loss) on investments .............     49,228,543       28,414,705                10,823
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (23,814,334)      19,300,498               (19,796)
                                                        -------------    -------------             ---------
 Net increase (decrease) in net assets from
  operations .........................................     39,550,621       52,031,030                26,009
                                                        -------------    -------------             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     56,621,348       50,367,355               852,204
  Transfers between funds including guaranteed
   interest account, net .............................     10,771,590        4,578,265             1,679,172
  Transfers for contract benefit and terminations         (39,739,271)     (30,267,782)              (44,999)
  Contract maintenance charges .......................       (428,714)        (375,235)                  (94)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                    --
                                                        -------------    -------------             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................     27,224,953       24,302,603             2,486,283
                                                        -------------    -------------             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (150,996)          21,408                 7,901
                                                        -------------    -------------             ---------
Increase (Decrease) in Net Assets ....................     66,624,578       76,355,041             2,520,193
Net Assets -- Beginning of Period ....................    379,728,862      303,373,823                    --
                                                        -------------    -------------             ---------
Net Assets -- End of Period ..........................  $ 446,353,440    $ 379,728,862             $2,520,193
                                                        =============    =============             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                    --
Units Redeemed .......................................             --               --                    --
                                                        -------------    -------------             ----------
Net Increase (Decrease) ..............................             --               --                    --
                                                        -------------    -------------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            865              772                    26
Units Redeemed .......................................           (668)            (575)                     (2)
                                                        -------------    -------------             ------------
Net Increase (Decrease) ..............................            193              197                    24
                                                        -------------    -------------             -----------



                                                                   EQ/GAMCO              EQ/International     EQ/Janus
                                                           Small Company Value (b)          Growth (c)     Large Cap Growth
                                                       -------------------------------- ------------------ ----------------
                                                             2005            2004              2005              2005
                                                       --------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    (89,199)     $    (525)        $    6,223      $   (893,456)
 Net realized gain (loss) on investments .............     2,742,238        113,945             39,083         2,319,253
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,552,859)        74,364             58,881         2,604,569
                                                        ------------      ---------         ----------      ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,100,180        187,784            104,187         4,030,366
                                                        ------------      ---------         ----------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    11,742,379        564,765            648,205        11,582,948
  Transfers between funds including guaranteed
   interest account, net .............................    23,214,196      4,474,265          1,441,168        (2,242,816)
  Transfers for contract benefit and terminations         (1,535,056)        (7,865)           (23,915)       (5,157,299)
  Contract maintenance charges .......................        (9,391)          (111)              (116)          (93,278)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                 --                --
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    33,412,128      5,031,054          2,065,342         4,089,555
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        19,359          1,990              5,210            58,192
                                                        ------------      ---------         ----------      ------------
Increase (Decrease) in Net Assets ....................    34,531,667      5,220,828          2,174,739         8,178,113
Net Assets -- Beginning of Period ....................     5,220,828              -                 --        65,100,943
                                                        ------------      ---------         ----------      ------------
Net Assets -- End of Period ..........................  $ 39,752,495      $5,220,828        $2,174,739      $ 73,279,056
                                                        ============      ==========        ==========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                 --                --
Units Redeemed .......................................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Net Increase (Decrease) ..............................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           405             53                 42               298
Units Redeemed .......................................          (109)              (6)             (23)             (232)
                                                        ------------      ------------      ----------      ------------
Net Increase (Decrease) ..............................           294             47                 19                66
                                                        ------------      -----------       ----------      ------------



                                                          EQ/Janus
                                                         Large Cap
                                                           Growth
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (615,951)
 Net realized gain (loss) on investments .............    (1,120,680)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     7,865,187
                                                        ------------
 Net increase (decrease) in net assets from
  operations .........................................     6,128,556
                                                        ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    10,761,921
  Transfers between funds including guaranteed
   interest account, net .............................    (1,957,141)
  Transfers for contract benefit and terminations         (4,393,632)
  Contract maintenance charges .......................       (92,496)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --
                                                        ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     4,318,652
                                                        ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        24,797
                                                        ------------
Increase (Decrease) in Net Assets ....................    10,472,005
Net Assets -- Beginning of Period ....................    54,628,938
                                                        ------------
Net Assets -- End of Period ..........................  $ 65,100,943
                                                        ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --
Units Redeemed .......................................            --
                                                        ------------
Net Increase (Decrease) ..............................            --
                                                        ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           300
Units Redeemed .......................................          (222)
                                                        ------------
Net Increase (Decrease) ..............................            78
                                                        ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/JPMorgan                      EQ/JPMorgan
                                                                Core Bond                   Value Opportunities
                                                     -------------------------------- -------------------------------
                                                           2005             2004            2005            2004
                                                     ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................   $  2,319,019    $  1,985,122    $    127,466    $    (17,054)
 Net realized gain (loss) on investments ...........       (340,061)        240,973         919,443        (211,902)
 Change in unrealized appreciation (depreciation)
  of investments ...................................     (1,183,653)       (584,911)        481,216       5,769,240
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .......................................        795,305       1,641,184       1,528,125       5,540,284
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     23,547,918      17,890,049       5,725,773       5,431,450
  Transfers between funds including guaranteed
   interest account, net ...........................     13,199,701       4,453,095      (1,869,901)     (2,120,902)
  Transfers for contract benefit and terminations        (6,804,433)     (4,728,357)     (8,100,113)     (7,135,538)
  Contract maintenance charges .....................        (84,669)        (58,292)        (59,189)        (63,126)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     29,858,517      17,556,495      (4,303,430)     (3,888,116)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (31,760)         12,500        (173,592)         35,526
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ..................     30,622,062      19,210,179      (2,948,897)      1,687,694
Net Assets -- Beginning of Period ..................     70,547,231      51,337,052      63,765,556      62,077,862
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period ........................   $101,169,293    $ 70,547,231    $ 60,816,659    $ 63,765,556
                                                       ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --              --              --              --
Units Redeemed .....................................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            445             305              74              79
Units Redeemed .....................................           (181)           (146)           (105)           (112)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................            264             159             (31)            (33)
                                                       ------------    ------------    ------------    ------------



                                                                 EQ/Lazard                      EQ/Legg             EQ/Long
                                                              Small Cap Value           Mason Value Equity (d)   Term Bond (c)
                                                     --------------------------------- ------------------------ --------------
                                                           2005             2004                 2005                2005
                                                     ---------------- ---------------- ------------------------ --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................  $   5,328,900    $   5,785,435          $  (1,765)         $   145,665
 Net realized gain (loss) on investments ...........     15,013,624       18,036,108              7,619               27,525
 Change in unrealized appreciation (depreciation)
  of investments ...................................    (14,340,866)      (6,355,072)            (2,785)            (189,959)
                                                      -------------    -------------          ---------          -----------
 Net increase (decrease) in net assets from
  operations .......................................      6,001,658       17,466,471              3,069              (16,769)
                                                      -------------    -------------          ---------          -----------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     35,201,980       31,078,943            484,434            4,005,080
  Transfers between funds including guaranteed
   interest account, net ...........................      4,969,832       21,903,467          1,674,459            6,739,857
  Transfers for contract benefit and terminations       (16,307,821)     (10,454,920)           (11,719)            (242,715)
  Contract maintenance charges .....................       (174,734)        (104,453)               (35)                (781)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --               --                 --                   --
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     23,689,257       42,423,037          2,147,139           10,501,441
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (65,438)          36,847              1,960               10,399
                                                      -------------    -------------          ---------          -----------
Increase (Decrease) in Net Assets ..................     29,625,477       59,926,355          2,152,168           10,495,073
Net Assets -- Beginning of Period ..................    144,203,954       84,277,599                 --                   --
                                                      -------------    -------------          ---------          -----------
Net Assets -- End of Period ........................  $ 173,829,431    $ 144,203,954          $2,152,168         $10,495,073
                                                      =============    =============          ==========         ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --               --                 --                   --
Units Redeemed .....................................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Net Increase (Decrease) ............................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            395              510                 21                  138
Units Redeemed .....................................           (256)            (239)                  (1)               (33)
                                                      -------------    -------------          ------------       -----------
Net Increase (Decrease) ............................            139              271                 20                  105
                                                      -------------    -------------          -----------        -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett          EQ/Lord Abbett
                                                        Growth and Income (c)     Large Cap Core (c)
                                                       ------------------------ ---------------------
                                                                 2005                    2005
                                                       ------------------------ ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................        $   3,239              $  (1,802)
 Net realized gain (loss) on investments .............            2,628                  9,008
 Change in unrealized appreciation (depreciation)
  of investments .....................................           39,932                 37,886
                                                              ---------              ---------
 Net increase (decrease) in net assets from
  operations .........................................           45,799                 45,092
                                                              ---------              ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          635,035                492,832
  Transfers between funds including guaranteed
   interest account, net .............................        1,080,791              1,373,175
  Transfers for contract benefit and terminations               (31,752)               (33,996)
  Contract maintenance charges .......................             (153)                  (153)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                     --
                                                              ---------              ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................        1,683,921              1,831,858
                                                              ---------              ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................            5,477                  6,477
                                                              ---------              ---------
Increase (Decrease) in Net Assets ....................        1,735,197              1,883,427
Net Assets -- Beginning of Period ....................               --                     --
                                                              ---------              ---------
Net Assets -- End of Period ..........................        $1,735,197             $1,883,427
                                                              ==========             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                     --
Units Redeemed .......................................               --                     --
                                                              ----------             ----------
Net Increase (Decrease) ..............................               --                     --
                                                              ----------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................               18                     21
Units Redeemed .......................................               (2)                    (3)
                                                              -----------            -----------
Net Increase (Decrease) ..............................               16                     18
                                                              -----------            -----------



                                                                                                                 EQ/Mercury
                                                          EQ/Lord Abbett                                        Basic Value
                                                        Mid Cap Value (c)           EQ/Marsico Focus               Equity
                                                       -------------------- --------------------------------- ----------------
                                                               2005               2005             2004             2005
                                                       -------------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $    22,040       $  (2,786,191)   $  (2,050,619)   $     255,596
 Net realized gain (loss) on investments .............          90,725          14,288,675        8,572,041       25,605,971
 Change in unrealized appreciation (depreciation)
  of investments .....................................         199,206           7,856,510        7,031,748      (20,439,649)
                                                           -----------       -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................         311,971          19,358,994       13,553,170        5,421,918
                                                           -----------       -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       2,319,028          44,547,672       36,119,683       45,050,164
  Transfers between funds including guaranteed
   interest account, net .............................       7,991,789          20,680,282        5,410,028      (15,685,540)
  Transfers for contract benefit and terminations             (172,145)        (15,700,713)     (10,739,112)     (37,260,223)
  Contract maintenance charges .......................            (702)           (195,816)        (142,452)        (300,414)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      10,137,970          49,331,425       30,648,147       (8,196,013)
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          10,174             310,874          255,739         (135,933)
                                                           -----------       -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      10,460,115          69,001,293       44,457,056       (2,910,028)
Net Assets -- Beginning of Period ....................              --         167,380,473      122,923,417      347,175,915
                                                           -----------       -------------    -------------    -------------
Net Assets -- End of Period ..........................     $10,460,115       $ 236,381,766    $ 167,380,473    $ 344,265,887
                                                           ===========       =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                  --               --               --
Units Redeemed .......................................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             114                 656              568              360
Units Redeemed .......................................             (20)               (281)            (315)            (400)
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              94                 375              253              (40)
                                                           -----------       -------------    -------------    -------------



                                                          EQ/Mercury
                                                         Basic Value
                                                            Equity
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,713,236
 Net realized gain (loss) on investments .............     16,674,208
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,998,222
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     28,385,666
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     48,334,791
  Transfers between funds including guaranteed
   interest account, net .............................      5,397,369
  Transfers for contract benefit and terminations         (32,671,392)
  Contract maintenance charges .......................       (278,207)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     20,782,561
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         16,581
                                                        -------------
Increase (Decrease) in Net Assets ....................     49,184,808
Net Assets -- Beginning of Period ....................    297,991,107
                                                        -------------
Net Assets -- End of Period ..........................  $ 347,175,915
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            516
Units Redeemed .......................................           (379)
                                                        -------------
Net Increase (Decrease) ..............................            137
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Mercury                      EQ/MFS Emerging
                                                              International Value                Growth Companies
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   1,006,646    $     470,907    $  (4,451,247)   $  (4,686,242)
 Net realized gain (loss) on investments .............     10,437,226        3,060,937       (5,441,925)     (31,051,084)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,001,364       20,446,459       33,511,926       72,782,725
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     17,445,236       23,978,303       23,618,754       37,045,399
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     36,766,032       18,930,274       25,669,511       30,115,973
  Transfers between funds including guaranteed
   interest account, net .............................     21,239,091        6,372,768      (31,413,447)     (30,158,292)
  Transfers for contract benefit and terminations         (17,672,718)     (12,651,563)     (40,187,017)     (35,802,118)
  Contract maintenance charges .......................       (157,314)        (125,323)        (414,136)        (464,832)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     40,175,091       12,526,156      (46,345,089)     (36,309,269)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (111,502)          35,785           89,724           (1,343)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     57,508,825       36,540,244       22,636,611          734,787
Net Assets -- Beginning of Period ....................    149,448,287      112,908,043      364,786,512      364,051,725
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 206,957,112    $ 149,448,287    $ 342,149,901    $ 364,786,512
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            737              439              304              408
Units Redeemed .......................................           (390)            (320)            (680)            (716)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................            347              119             (376)            (308)
                                                        -------------    -------------    -------------    -------------



                                                                   EQ/MFS
                                                               Investors Trust                  EQ/Money Market
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (131,328)   $   (121,438)   $   1,818,156    $    (335,725)
 Net realized gain (loss) on investments .............       947,339          83,871         (287,750)        (399,964)
 Change in unrealized appreciation (depreciation)
  of investments .....................................       133,225       1,597,995          216,075          366,224
                                                        ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       949,236       1,560,428        1,746,481         (369,465)
                                                        ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     1,644,249       1,892,459       17,689,997       24,817,338
  Transfers between funds including guaranteed
   interest account, net .............................      (534,528)       (858,528)       5,282,612      (12,489,401)
  Transfers for contract benefit and terminations         (2,441,137)     (2,710,162)     (30,538,251)     (36,242,428)
  Contract maintenance charges .......................       (15,123)        (15,269)        (123,896)        (138,323)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --           41,092           35,197
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (1,346,539)     (1,691,500)      (7,648,446)     (24,017,617)
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,186          29,073        2,357,256          (42,586)
                                                        ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (381,117)       (101,999)      (3,544,709)     (24,429,668)
Net Assets -- Beginning of Period ....................    17,345,966      17,447,965      117,689,435      142,119,103
                                                        ------------    ------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 16,964,849    $ 17,345,966    $ 114,144,728    $ 117,689,435
                                                        ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --            1,265            1,116
Units Redeemed .......................................            --              --           (1,363)          (1,388)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................            --              --              (98)            (272)
                                                        ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            34              49               12              230
Units Redeemed .......................................           (49)            (70)             (36)            (293)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................           (15)            (21)             (24)             (63)
                                                        ------------    ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Montag &               EQ/PIMCO
                                                           Caldwell Growth (b)       Real Return (c)
                                                       ---------------------------- -----------------
                                                             2005           2004           2005
                                                       ---------------- ----------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $ (11,737)     $    (57)     $  233,509
 Net realized gain (loss) on investments .............       19,881           106           3,731
 Change in unrealized appreciation (depreciation)
  of investments .....................................       68,669         2,857        (278,278)
                                                          ---------      --------      ----------
 Net increase (decrease) in net assets from
  operations .........................................       76,813         2,906         (41,038)
                                                          ---------      --------      ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,042,167        56,585       5,968,653
  Transfers between funds including guaranteed
   interest account, net .............................    1,569,022       164,437       9,008,897
  Transfers for contract benefit and terminations           (65,301)           --        (128,474)
  Contract maintenance charges .......................         (615)           --            (734)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --            --              --
                                                          ---------      --------      ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    2,545,273       221,022      14,848,342
                                                          ---------      --------      ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       14,311           177          13,784
                                                          ---------      --------      ----------
Increase (Decrease) in Net Assets ....................    2,636,397       224,105      14,821,088
Net Assets -- Beginning of Period ....................      224,105             -              --
                                                          ---------      --------      ----------
Net Assets -- End of Period ..........................    $2,860,502     $224,105      $14,821,088
                                                          ==========     ========      ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --            --              --
Units Redeemed .......................................           --            --              --
                                                          ----------     --------      -----------
Net Increase (Decrease) ..............................           --            --              --
                                                          ----------     --------      -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           31             2             158
Units Redeemed .......................................           (7)         --                (9)
                                                          ------------   --------      -------------
Net Increase (Decrease) ..............................           24             2             149
                                                          -----------    --------      ------------



                                                             EQ/Short                  EQ/Small                 EQ/TCW
                                                        Duration Bond (c)           Company Index             Equity (b)
                                                       ------------------- -------------------------------- --------------
                                                               2005              2005             2004           2005
                                                       ------------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $  13,301         $    (49,134)   $    904,400     $  (62,403)
 Net realized gain (loss) on investments .............            25            7,805,952       5,721,894        426,353
 Change in unrealized appreciation (depreciation)
  of investments .....................................       (13,194)          (4,517,705)      3,391,573        234,184
                                                           ---------         ------------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................           132            3,239,113      10,017,867        598,134
                                                           ---------         ------------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       572,315           21,823,949      21,409,771      3,005,345
  Transfers between funds including guaranteed
   interest account, net .............................     1,811,371              893,003      14,146,160      3,583,190
  Transfers for contract benefit and terminations           (179,725)          (6,096,698)     (4,145,908)      (196,611)
  Contract maintenance charges .......................           (68)            (102,168)        (54,444)        (1,548)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                   --              --             --
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     2,203,893           16,518,086      31,355,579      6,390,376
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         7,006              (13,976)         14,390         22,745
                                                           ---------         ------------    ------------     ----------
Increase (Decrease) in Net Assets ....................     2,211,031           19,743,223      41,387,836      7,011,255
Net Assets -- Beginning of Period ....................            --           81,812,986      40,425,150        969,962
                                                           ---------         ------------    ------------     ----------
Net Assets -- End of Period ..........................     $2,211,031        $101,556,209    $ 81,812,986     $7,981,217
                                                           ==========        ============    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                   --              --             --
Units Redeemed .......................................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Net Increase (Decrease) ..............................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            25                  321             434            116
Units Redeemed .......................................            (3)                (195)           (181)           (55)
                                                           -----------       ------------    ------------     ----------
Net Increase (Decrease) ..............................            22                  126             253             61
                                                           -----------       ------------    ------------     ----------



                                                       EQ/TCW Equity
                                                             (b)
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (790)
 Net realized gain (loss) on investments .............      7,151
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,450
                                                         --------
 Net increase (decrease) in net assets from
  operations .........................................     12,811
                                                         --------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    111,359
  Transfers between funds including guaranteed
   interest account, net .............................    906,064
  Transfers for contract benefit and terminations         (61,038)
  Contract maintenance charges .......................        (24)
  Adjustments to net assets allocated to
   contracts in payout period ........................         --
                                                         --------
Net increase (decrease) in net assets from
 contractowners transactions .........................    956,361
                                                         --------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        790
                                                         --------
Increase (Decrease) in Net Assets ....................    969,962
Net Assets -- Beginning of Period ....................          -
                                                         --------
Net Assets -- End of Period ..........................   $969,962
                                                         ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................         --
Units Redeemed .......................................         --
                                                         --------
Net Increase (Decrease) ..............................         --
                                                         --------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................         11
Units Redeemed .......................................         (2)
                                                         --------
Net Increase (Decrease) ..............................          9
                                                         --------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/UBS              EQ/Van Kampen
                                                           Growth and Income (b)        Comstock (c)
                                                       ------------------------------ ---------------
                                                            2005            2004            2005
                                                       -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $    5,090      $   869        $  22,324
 Net realized gain (loss) on investments .............       19,641        2,620            7,107
 Change in unrealized appreciation (depreciation)
  of investments .....................................      352,245        3,411          170,520
                                                         ----------     --------       ----------
 Net increase (decrease) in net assets from
  operations .........................................      376,976        6,900          199,951
                                                         ----------     --------       ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    2,756,838       38,623        1,799,191
  Transfers between funds including guaranteed
   interest account, net .............................    4,761,728      174,435        4,787,626
  Transfers for contract benefit and terminations          (197,350)         (72)        (114,273)
  Contract maintenance charges .......................         (742)          (4)            (766)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --           --               --
                                                         ----------     --------       ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    7,320,474      212,982        6,471,778
                                                         ----------     --------       ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       17,671          284            9,774
                                                         ----------     --------       ----------
Increase (Decrease) in Net Assets ....................    7,715,121      220,166        6,681,503
Net Assets -- Beginning of Period ....................      220,166            -               --
                                                         ----------     --------       ----------
Net Assets -- End of Period ..........................   $7,935,287     $220,166       $6,681,503
                                                         ==========     ========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --           --               --
Units Redeemed .......................................           --           --               --
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           --           --               --
                                                         ----------     --------       ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           95            2               68
Units Redeemed .......................................          (29)          (1)              (4)
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           66            1               64
                                                         ----------     --------       ----------



                                                                 EQ/Van Kampen               EQ/Van Kampen
                                                            Emerging Markets Equity       Mid Cap Growth (c)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,273,605)   $    (708,832)       $  (15,509)
 Net realized gain (loss) on investments .............     37,803,459       26,788,681           267,812
 Change in unrealized appreciation (depreciation)
  of investments .....................................     17,450,383       (1,598,152)           26,382
                                                        -------------    -------------        ----------
 Net increase (decrease) in net assets from
  operations .........................................     53,980,237       24,481,697           278,685
                                                        -------------    -------------        ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     29,966,531       18,121,034           834,024
  Transfers between funds including guaranteed
   interest account, net .............................     41,778,957       14,604,380         3,828,631
  Transfers for contract benefit and terminations         (19,281,156)     (12,364,648)          (74,439)
  Contract maintenance charges .......................       (154,362)        (107,940)             (237)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                --
                                                        -------------    -------------        ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     52,309,970       20,252,826         4,587,979
                                                        -------------    -------------        ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (95,387)          43,918             6,553
                                                        -------------    -------------        ----------
Increase (Decrease) in Net Assets ....................    106,194,820       44,778,441         4,873,217
Net Assets -- Beginning of Period ....................    146,637,505      101,859,064                --
                                                        -------------    -------------        ----------
Net Assets -- End of Period ..........................  $ 252,832,325    $ 146,637,505        $4,873,217
                                                        =============    =============        ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                --
Units Redeemed .......................................             --               --                --
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................             --               --                --
                                                        -------------    -------------        ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................          1,338            1,030                89
Units Redeemed .......................................           (948)            (844)              (50)
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................            390              186                39
                                                        -------------    -------------        ----------



                                                           EQ/Wells Fargo
                                                        Montgomery Small Cap
                                                       ---------------------
                                                                2005
                                                       ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................       $  25,090
 Net realized gain (loss) on investments .............          41,734
 Change in unrealized appreciation (depreciation)
  of investments .....................................         (20,590)
                                                             ---------
 Net increase (decrease) in net assets from
  operations .........................................          46,234
                                                             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............         176,866
  Transfers between funds including guaranteed
   interest account, net .............................         332,821
  Transfers for contract benefit and terminations               (8,728)
  Contract maintenance charges .......................            (115)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --
                                                             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................         500,844
                                                             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           3,039
                                                             ---------
Increase (Decrease) in Net Assets ....................         550,117
Net Assets -- Beginning of Period ....................              --
                                                             ---------
Net Assets -- End of Period ..........................       $ 550,117
                                                             =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --
Units Redeemed .......................................              --
                                                             ---------
Net Increase (Decrease) ..............................              --
                                                             ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              37
Units Redeemed .......................................             (32)
                                                             ---------
Net Increase (Decrease) ..............................               5
                                                             ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 Laudus Rosenberg
                                                           VIT Value Long/Short Equity        U.S. Real Estate -- Class II
                                                         --------------------------------   ---------------------------------
                                                               2005             2004              2005              2004
                                                         ---------------   --------------   ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $    (75,503)      $  (30,970)     $  1,829,198      $     58,293
 Net realized gain (loss) on investments .............         135,572            7,957         5,851,541         2,733,520
 Change in unrealized appreciation (depreciation)
  of investments .....................................          99,496           18,472         3,287,089         4,433,879
                                                          ------------       ----------      ------------      ------------
 Net increase (decrease) in net assets from
  operations .........................................         159,565           (4,541)       10,967,828         7,225,692
                                                          ------------       ----------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,559,694          546,309        18,737,635         8,136,619
  Transfers between funds including guaranteed
   interest account, net .............................       6,246,577          913,136        18,972,517        34,553,298
  Transfers for contract benefit and terminations           (1,368,445)        (145,615)       (6,156,232)       (1,082,231)
  Contract maintenance charges .......................          (2,610)            (605)          (44,602)           (6,296)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       6,435,216        1,313,225        31,509,318        41,601,390
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          16,504           20,320            11,899            17,447
                                                          ------------       ----------      ------------      ------------
Increase (Decrease) in Net Assets ....................       6,611,285        1,329,004        42,489,045        48,844,387
Net Assets -- Beginning of Period ....................       1,725,252          396,248        51,251,373         2,406,847
                                                          ------------       ----------      ------------      ------------
Net Assets -- End of Period ..........................    $  8,336,537       $1,725,252      $ 93,740,418      $ 51,251,373
                                                          ============       ==========      ============      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --               --                --                --
Units Redeemed .......................................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             151               54               589               604
Units Redeemed .......................................             (90)             (42)             (378)             (271)
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              61               12               211               333
                                                          ------------       ----------      ------------      ------------

-------
(a) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(b) Commenced operations on October 25, 2004.
(c) Commenced operations on May 9, 2005.
(d) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.
The Account consists of 67 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions(14)
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------
 (1) Formerly known as AXA Premier VIP Small/Mid Cap Growth.
 (2) Formerly known as AXA Premier VIP Small/Mid Cap Value.
 (3) Formerly known as EQ/Alliance Premier Growth.
 (4) Formerly known as EQ/Enterprise Small Company Growth.
 (5) Formerly known as EQ/Enterprise Equity Income.
 (6) Formerly known as EQ/FI Small/Mid Cap Value.
 (7) Formerly known as EQ/Enterprise Small Company Value.
 (8) Formerly known as J.P. Morgan Core Bond.
 (9) Formerly known as J.P. Morgan Value Opportunities.
 (10) Formerly known as EQ/Enterprise Growth.
 (11) Formerly known as EQ/Enterprise Equity.
 (12) Formerly known as EQ/Enterprise Growth and Income.
 (13) Formerly known as EQ/Emerging Markets Equity.
 (14) Formerly EQ/Mergers and Acquisitions.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, EQUIPLAN and Old Contracts and


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


2. Significant Accounting Policies (Concluded)

quarterly under Momentum and Momentum Plus.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:



                                                        Purchases        Sales
                                                     -------------- --------------
AXA Aggressive Allocation ........................    $ 20,286,012   $  7,280,120
AXA Conservative Allocation ......................      20,771,778     16,741,251
AXA Conservative Plus Allocation .................      20,581,149      8,979,264
AXA Moderate Allocation ..........................     158,093,405    252,023,623
AXA Moderate Plus Allocation .....................      69,067,963     13,056,447
AXA Premier VIP Aggressive Equity ................      48,198,108    192,848,007
AXA Premier VIP Core Bond ........................      22,789,440     18,145,330
AXA Premier VIP Health Care ......................      22,800,063     16,390,932
AXA Premier VIP High Yield .......................      73,569,006     61,242,533
AXA Premier VIP International Equity .............      32,251,243     20,050,755
AXA Premier VIP Large Cap Core Equity ............       4,988,952     10,562,898
AXA Premier VIP Large Cap Growth .................      14,008,465     18,435,585
AXA Premier VIP Large Cap Value ..................      23,050,748     12,369,343
AXA Premier VIP Small/Mid Cap Growth .............      29,500,597     25,016,612
AXA Premier VIP Small/Mid Cap Value ..............      31,275,149     22,823,225
AXA Premier VIP Technology .......................      58,298,727     77,204,590
EQ/Alliance Common Stock .........................     201,110,333    728,242,518
EQ/Alliance Growth & Income ......................     222,912,555    256,920,189
EQ/Alliance Intermediate Government Sec. .........      33,179,826     47,292,377
EQ/Alliance International ........................     147,333,376    167,755,097
EQ/Alliance Large Cap Growth .....................      33,918,871     50,237,257
EQ/Alliance Quality Bond .........................      46,387,721     49,422,862
EQ/Alliance Small Cap Growth .....................      77,692,692    106,167,204
EQ/Ariel Appreciation II .........................         590,497          1,166
EQ/Bears Stearns Small Company Growth ............      25,603,101     11,806,208
EQ/Bernstein Diversified Value ...................     105,428,185     72,839,572
EQ/Boston Advisors Equity Income .................      41,658,513     12,607,883
EQ/Calvert Socially Responsible ..................       5,375,240      2,921,400
EQ/Capital Guardian Growth .......................       4,366,329      2,676,103
EQ/Capital Guardian International ................      32,485,455     16,410,729
EQ/Capital Guardian Research .....................      19,551,183     33,916,158
EQ/Capital Guardian U.S. Equity ..................      35,755,374     23,721,606
EQ/Caywood-Scholl High Yield Bond ................       7,016,514      1,432,360
EQ/Equity 500 Index ..............................     205,385,530    260,469,782
EQ/Evergreen International Bond ..................         542,177         39,544
EQ/Evergreen Omega ...............................       7,028,073      7,478,376

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases       Sales
                                                         ------------- -------------
EQ/FI Mid Cap ........................................    110,107,874    49,703,321
EQ/FI Small/Mid Cap Value ............................    171,943,717   103,825,943
EQ/GAMCO Mergers and Acquisitions ....................      2,821,985       287,414
EQ/GAMCO Small Company Value .........................     48,876,460    13,089,587
EQ/International Growth ..............................      4,640,753     2,563,977
EQ/Janus Large Cap Growth ............................     18,432,188    15,170,608
EQ/JPMorgan Core Bond ................................     54,147,666    21,999,172
EQ/JPMorgan Value Opportunities ......................     10,394,809    14,744,302
EQ/Lazard Small Cap Value ............................     83,613,085    46,784,042
EQ/Legg Mason Value Equity ...........................      2,233,131        85,797
EQ/Long Term Bond ....................................     14,087,892     3,362,045
EQ/Lord Abbett Growth and Income .....................      1,982,051       289,415
EQ/Lord Abbett Large Cap Core ........................      2,183,032       346,498
EQ/Lord Abbett Mid Cap Value .........................     12,435,793     2,265,609
EQ/Marsico Focus .....................................     91,931,067    39,699,274
EQ/Mercury Basic Value Equity ........................     85,832,640    79,553,878
EQ/Mercury International Value .......................     89,583,832    48,521,793
EQ/MFS Emerging Growth Companies .....................     39,617,877    90,295,500
EQ/MFS Investors Trust ...............................      3,153,353     4,615,027
EQ/Money Market ......................................     78,366,806    81,839,419
EQ/Montag & Caldwell Growth ..........................      3,364,529       816,682
EQ/PIMCO Real Return .................................     16,214,259     1,109,695
EQ/Short Duration Bond ...............................      2,498,299       274,093
EQ/Small Company Index ...............................     48,405,372    27,441,789
EQ/TCW Equity ........................................     12,726,392     6,375,674
EQ/UBS Growth and Income .............................     10,598,708     3,255,473
EQ/Van Kampen Comstock ...............................      7,062,632       558,756
EQ/Van Kampen emerging Markets Equity ................    176,999,317   118,105,382
EQ/Van Kampen Mid Cap Growth .........................     10,710,914     6,131,892
EQ/Wells Fargo Montgomery Small Cap ..................      4,217,945     3,688,913
Laudus Rosenberg VIT Value Long/Short Equity .........     16,195,745     9,819,511
U.S. Real Estate .....................................     90,590,192    57,239,756

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Class II Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


4. Expenses and Related Party Transactions (Concluded)

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------
May 14, 2004               Removed Portfolio      Surviving Portfolio
                                                   AXA Premier VIP
                            EQ/Technology           Technology
--------------------------------------------------------------------------------
Shares -- Class B             20,685,303              10,173,397
Value -- Class B          $   84,230,707            $ 84,230,707
Net Assets before merger  $   84,230,707            $ 27,132,329
Net Assets after merger               --            $111,363,036

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts
---------------------------------------        0.58%            0.16%           --         0.74%
EQUIPLAN Contracts                             0.58%            0.16%           --         0.74%
---------------------------------------
EQUI-VEST Series 100/Momentum Contracts
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        0.56%           0.60%            0.24%      1.40%
All Other Funds .......................        0.50%           0.60%            0.24%      1.34%
EQUI-VEST Series 200
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        1.15%           0.25%            --         1.40%
All Other Funds .......................        1.09%           0.25%            --         1.34%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Continued)


                                          Mortality and                     Financial
                                          Expense Risks   Other Expenses   Accounting     Total
                                         --------------- ---------------- ------------ ----------
Old Contracts
--------------------------------------        0.58%           0.16%            --      0.74%
EQUI-VEST Series 300 and 400 Contracts
---------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
AXA Premier VIP Aggressive Equity
AXA Moderate Allocation ..............        1.10%           0.24%            --      1.34%
All Other Funds ......................        1.10%           0.24%            --      1.34%
Momentum Plus Contracts                       1.10%           0.25%            --      1.35%
---------------------------------------
EQUI-VEST Series 500 Contracts                1.20%           0.25%            --      1.45%
---------------------------------------
EQUI-VEST Series 600 and 800 Contracts        0.95%           0.25%            --      1.20%
---------------------------------------
EQUI-VEST Vantage Contracts
---------------------------------------
0.90 All Funds .......................        0.90%             --             --      0.90%
0.70 All Funds .......................        0.70%             --             --      0.70%
0.50 All Funds .......................        0.50%             --             --      0.50%
EQUI-VEST Strategies Contracts
---------------------------------------
1.20% All Funds ......................        1.20%             --             --      1.20%
0.90% All Funds ......................        0.90%             --             --      0.90%
0.70% All Funds ......................        0.70%             --             --      0.70%
0.50% All Funds ......................        0.50%             --             --      0.50%
0.25% All Funds ......................        0.25%             --             --      0.25%
EQUI-VEST Express Series 700 Contracts        0.70%           0.25%            --      0.95%
---------------------------------------

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contracts for participants of the Teachers Retirement System of the State of Texas and EQUI-VEST Strategies the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.



                                When charge
Charges                         is deducted                      Amount deducted                         How deducted
------------------------------ ------------- ------------------------------------------------------ ----------------------
Charge for Trust expenses      Daily         Vary by portfolio                                      Unit value
Annual Administrative charge   Annual        $30 or during the first two contract years 2% of the   Unit liquidation from
                                             account value (plus any prior withdrawal during the    account value
                                             Contract Year) if less.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Concluded)


                                            When charge
Charges                                     is deducted
------------------------------------ ------------------------
Annual Policy fee                    Annual
Withdrawal Charge                    At time of transaction
Plan Loan charges                    At time of transaction
Annuity Payout option                At time of transaction
Charge for third-party transfer or   At time of transaction
exchange
Enhanced death benefit charge        Participation date
                                     anniversary



Charges                                                  Amount deducted                         How deducted
------------------------------------ ------------------------------------------------------ ----------------------
Annual Policy fee                    Low - Depending on account value, lesser of $30        Unit liquidation from
                                     or .50% of account value plus the amount of any        account value
                                     active loan.
                                     High - Depending on account value, in Years 1 to       Unit liquidation from
                                     2 lesser of $30 or 2% of account value, thereafter     account value
                                     $30.
Withdrawal Charge                    Low - 6% of withdrawals or contributions made in       Unit liquidation
                                     the current and prior five participation years,
                                     whichever is less.
                                     High - 6% of the amount withdrawn, generally
                                     declining for the first through the 12th contract
                                     year.
                                     Exceptions and limitations may eliminate or reduce
                                     the withdrawal charge.
Plan Loan charges                    $25 set-up fee and $6 quarterly recordkeeping fee      Unit liquidation
Annuity Payout option                $350 annuity administration fee                        Unit liquidation
Charge for third-party transfer or   $25                                                   Unit liquidation
exchange
Enhanced death benefit charge        0.15% of the account value                             Unit liquidation


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Aggressive Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 130.82
         Highest contract charge 1.45% Class B (l)     $ 128.03
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 121.67
         Highest contract charge 1.45% Class B (l)     $ 120.22
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 109.38
         Highest contract charge 1.45% Class B (l)     $ 109.12
         All contract charges                                --
AXA Conservative Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 110.08
         Highest contract charge 1.45% Class B (l)     $ 107.73
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 108.00
         Highest contract charge 1.45% Class B (l)     $ 106.71
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 102.37
         Highest contract charge 1.45% Class B (l)     $ 102.13
         All contract charges                                --
AXA Conservative-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 114.94
         Highest contract charge 1.45% Class B (l)     $ 112.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 111.89
         Highest contract charge 1.45% Class B (l)     $ 110.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 104.36
         Highest contract charge 1.45% Class B (l)     $ 104.11
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 183.99
         Highest contract charge 1.45% Class A         $ 126.17
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 176.72
         Highest contract charge 1.45% Class A         $ 121.87
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 163.61
         Highest contract charge 1.45% Class A         $ 113.45
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  42.91
         Highest contract charge 1.45% Class A         $  96.40
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  49.61
         Highest contract charge 1.45% Class A         $ 111.81
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 109.79
         Highest contract charge 1.20% Class B         $ 126.19
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            7.52%
                     --                 --           --            6.50%
                    178         $   22,965         4.92%             --
  2004               --                 --           --           11.24%
                     --                 --           --           10.17%
                     75         $    9,099         2.30%             --
  2003               --                 --           --            9.38%
                     --                 --           --            9.12%
                      9         $    1,003         0.70%             --
AXA Conservative Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            1.93%
                     --                 --           --            0.96%
                    112         $   12,046         3.96%             --
  2004               --                 --           --            5.50%
                     --                 --           --            4.49%
                     75         $    8,142         4.16%             --
  2003               --                 --           --            2.37%
                     --                 --           --            2.13%
                      8         $      940         5.61%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            2.73%
                     --                 --           --            1.75%
                    180         $   20,363         4.94%             --
  2004               --                 --           --            7.21%
                     --                 --           --            6.19%
                     80         $    8,873         3.68%             --
  2003               --                 --           --            4.36%
                     --                 --           --            4.11%
                      9         $      866         6.35%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.11%
                     --                 --           --            3.53%
                 21,774         $1,543,159         2.54%             --
  2004               --                 --           --            8.02%
                     --                 --           --            7.42%
                 23,508         $1,615,459         2.75%             --
  2003               --                 --           --           18.35%
                     --                 --           --           17.69%
                 25,117         $1,607,776         2.41%             --
  2002               --                 --           --          (13.31)%
                     --                 --           --          (13.78)%
                 27,370         $1,493,481         1.47%             --
  2001               --                 --           --          ( 2.91)%
                     --                 --           --          ( 3.27)%
                 22,042         $1,285,472         2.61%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.27%
                     --                 --           --            3.54%
                    916         $  113,231         2.54%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Moderate Allocation (b)(j) (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 105.29
         Highest contract charge 1.20% Class B         $ 121.88
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  97.33
         Highest contract charge 1.20% Class B         $ 113.46
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.10
         Highest contract charge 1.20% Class B         $  96.39
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 114.50
         Highest contract charge 1.20% Class B         $ 111.79
         All contract charges                                --
AXA Moderate-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 127.61
         Highest contract charge 1.45% Class B (l)     $ 124.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 120.23
         Highest contract charge 1.45% Class B (l)     $ 118.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 108.19
         Highest contract charge 1.45% Class B (l)     $ 107.93
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 103.39
         Highest contract charge 1.45% Class A         $  75.62
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $  96.18
         Highest contract charge 1.45% Class A         $  70.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $  86.37
         Highest contract charge 1.45% Class A         $  63.87
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  47.48
         Highest contract charge 1.45% Class A         $  47.01
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  67.13
         Highest contract charge 1.45% Class A         $  66.89
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $  76.37
         Highest contract charge 1.20% Class B         $  75.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  70.93
         Highest contract charge 1.20% Class B         $  70.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  63.60
         Highest contract charge 1.20% Class B         $  63.88
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  46.48
         Highest contract charge 1.20% Class B         $  47.01
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (b)(j) (Continued)
---------------------------------------------------------------------------
  2004               --                 --           --            8.18%
                     --                 --           --            7.42%
                    833         $   99,021         2.75%             --
  2003               --                 --           --           18.55%
                     --                 --           --           17.71%
                    750         $   82,998         2.41%             --
  2002               --                 --           --          (12.38)%
                     --                 --           --          (13.78)%
                    743         $   69,620         1.47%             --
  2001               --                 --           --          ( 2.98)%
                     --                 --           --          ( 3.27)%
                    445         $   48,578         2.61%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            6.14%
                     --                 --           --            5.13%
                    728         $   91,285         5.08%             --
  2004               --                 --           --           11.13%
                     --                 --           --           10.07%
                    277         $   32,979         3.51%             --
  2003               --                 --           --            8.19%
                     --                 --           --            7.93%
                     23         $    2,390         2.59%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.50%
                     --                 --           --            6.90%
                 12,174         $1,031,638           --              --
  2004               --                 --           --           11.37%
                     --                 --           --           10.75%
                 13,893         $1,098,403           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.87%
                 15,363         $1,094,790           --              --
  2002               --                 --           --          (29.27)%
                     --                 --           --          (29.72)%
                 16,813         $  881,555         0.01%             --
  2001               --                 --           --          (25.98)%
                     --                 --           --          (26.08)%
                 19,670         $1,468,650         0.48%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.67%
                     --                 --           --            6.91%
                    203         $   15,262           --              --
  2004               --                 --           --           11.54%
                     --                 --           --           10.75%
                    205         $   14,345           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.88%
                    187         $   11,762           --              --
  2002               --                 --           --          (28.23)%
                     --                 --           --          (29.73)%
                    159         $    7,308         0.01%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Aggressive Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  67.82
         Highest contract charge 1.20% Class B        $  66.90
         All contract charges                               --
AXA Premier VIP Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 116.28
         Highest contract charge 1.45% Class B (d)    $ 111.90
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 114.85
         Highest contract charge 1.45% Class B (d)    $ 111.59
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.11
         Highest contract charge 1.45% Class B (d)    $ 109.00
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 107.64
         Highest contract charge 1.45% Class B (d)    $ 106.61
         All contract charges                               --
AXA Premier VIP Health Care
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 120.59
         Highest contract charge 1.45% Class B (d)    $ 116.05
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 113.31
         Highest contract charge 1.45% Class B (d)    $ 110.09
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 101.56
         Highest contract charge 1.45% Class B (d)    $  99.63
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  79.66
         Highest contract charge 1.45% Class B (d)    $  78.99
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 144.66
         Highest contract charge 1.45% Class A        $  96.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 141.28
         Highest contract charge 1.45% Class A        $  94.85
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 130.87
         Highest contract charge 1.45% Class A        $  88.34
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 123.58
         Highest contract charge 1.45% Class A        $  72.96
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 128.74
         Highest contract charge 1.45% Class A        $  76.09
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 123.08
         Highest contract charge 1.20% Class B        $  96.58
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (25.85)%
                   --                  --            --           (26.08)%
                  168            $ 11,422          0.48%              --
AXA Premier VIP Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.24%
                   --                  --            --             0.28%
                  605            $ 68,268          3.47%              --
  2004             --                  --            --             3.37%
                   --                  --            --             2.38%
                  575            $ 64,676          3.80%              --
  2003             --                  --            --             3.22%
                   --                  --            --             2.24%
                  504            $ 55,167          3.30%              --
  2002             --                  --            --             5.44%
                   --                  --            --             4.47%
                  416            $ 44,423         (6.03)%             --
AXA Premier VIP Health Care
----------------------------------------------------------------------------
  2005             --                  --            --             6.43%
                   --                  --            --             5.41%
                  361            $ 42,208          5.44%              --
  2004             --                  --            --            11.57%
                   --                  --            --            10.50%
                  318            $ 35,180          6.45%              --
  2003             --                  --            --            27.49%
                   --                  --            --            26.13%
                  234            $ 23,369          1.21%              --
  2002             --                  --            --           (19.49)%
                   --                  --            --           (20.23)%
                  129            $ 10,225            --               --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.39%
                   --                  --            --             1.82%
                  799            $131,305          7.88%              --
  2004             --                  --            --             7.96%
                   --                  --            --             7.36%
                  827            $133,524          6.69%              --
  2003             --                  --            --            21.77%
                   --                  --            --            21.09%
                  837            $125,598          5.83%              --
  2002             --                  --            --           ( 4.00)%
                   --                  --            --           ( 4.12)%
                  764            $ 94,701          9.00%              --
  2001             --                  --            --           ( 0.41)%
                   --                  --            --           ( 0.52)%
                  854            $110,339          9.64%              --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.54%
                   --                  --            --             1.83%
                  379            $ 39,438          7.88%              --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP High Yield (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 120.03
         Highest contract charge 1.20% Class B         $  94.85
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 111.01
         Highest contract charge 1.20% Class B         $  88.34
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  91.03
         Highest contract charge 1.20% Class B         $  72.96
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $  77.17
         Highest contract charge 1.20% Class B         $  76.09
         All contract charges                                --
AXA Premier VIP International Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 141.82
         Highest contract charge 1.45% Class B (d)     $ 136.48
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 123.46
         Highest contract charge 1.45% Class B (d)     $ 119.96
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 105.24
         Highest contract charge 1.45% Class B (d)     $ 103.24
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  78.74
         Highest contract charge 1.45% Class B (d)     $  77.98
         All contract charges                                --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 113.89
         Highest contract charge 1.45% Class B (d)     $ 109.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 107.24
         Highest contract charge 1.45% Class B (d)     $ 104.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  98.27
         Highest contract charge 1.45% Class B (d)     $  96.40
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  77.08
         Highest contract charge 1.45% Class B (d)     $  76.34
         All contract charges                                --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 100.98
         Highest contract charge 1.45% Class B (d)     $  97.18
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  94.42
         Highest contract charge 1.45% Class B (d)     $  91.74
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  88.96
         Highest contract charge 1.45% Class B (d)     $  87.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  68.45
         Highest contract charge 1.45% Class B (d)     $  67.79
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield (Continued)
--------------------------------------------------------------------------
  2004             --                  --            --           8.13%
                   --                  --            --           7.37%
                  319             $32,690          6.69%            --
  2003             --                  --            --          21.94%
                   --                  --            --          21.08%
                  243             $23,248          5.83%            --
  2002             --                  --            --         ( 4.81)%
                   --                  --            --         ( 4.11)%
                  136             $10,780          9.00%            --
  2001             --                  --            --         ( 0.22)%
                   --                  --            --         ( 0.52)%
                  101             $ 8,364          9.64%            --
AXA Premier VIP International Equity
--------------------------------------------------------------------------
  2005             --                  --            --          14.87%
                   --                  --            --          13.77%
                  472             $65,031          7.85%            --
  2004             --                  --            --          17.32%
                   --                  --            --          16.20%
                  402             $48,558          3.36%            --
  2003             --                  --            --          33.65%
                   --                  --            --          32.39%
                  225             $23,340          0.68%            --
  2002             --                  --            --         (18.61)%
                   --                  --            --         (19.36)%
                  125             $ 9,802            --             --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------
  2005             --                  --            --           6.20%
                   --                  --            --           5.18%
                  175             $19,342          2.43%            --
  2004             --                  --            --           9.13%
                   --                  --            --           8.08%
                  178             $18,705          4.59%            --
  2003             --                  --            --          27.49%
                   --                  --            --          26.28%
                  168             $16,352          0.16%            --
  2002             --                  --            --         (22.63)%
                   --                  --            --         (23.35)%
                  124             $ 9,465          0.36%            --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------
  2005             --                  --            --           6.95%
                   --                  --            --           5.94%
                  388             $38,002            --             --
  2004             --                  --            --           6.13%
                   --                  --            --           5.12%
                  379             $35,019            --             --
  2003             --                  --            --          29.97%
                   --                  --            --          28.74%
                  320             $28,129            --             --
  2002             --                  --            --         (30.05)%
                   --                  --            --         (30.70)%
                  204             $13,852            --             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 126.22
         Highest contract charge 1.45% Class B (d)     $ 121.47
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 118.45
         Highest contract charge 1.45% Class B (d)     $ 115.08
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 104.03
         Highest contract charge 1.45% Class B (d)     $ 102.05
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  79.76
         Highest contract charge 1.45% Class B (d)     $  79.00
         All contract charges                                --
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 104.60
         Highest contract charge 1.45% Class B (d)     $ 100.66
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  96.99
         Highest contract charge 1.45% Class B (d)     $  94.24
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  87.24
         Highest contract charge 1.45% Class B (d)     $  85.59
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  62.53
         Highest contract charge 1.45% Class B (d)     $  61.93
         All contract charges                                --
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 127.30
         Highest contract charge 1.45% Class B (d)     $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 119.18
         Highest contract charge 1.45% Class B (d)     $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 103.99
         Highest contract charge 1.45% Class B (d)     $ 102.01
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.33
         Highest contract charge 1.45% Class B (d)     $  73.62
         All contract charges                                --
AXA Premier VIP Technology (n)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 103.61
         Highest contract charge 1.45% Class B (d)     $  99.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  93.59
         Highest contract charge 1.45% Class B (d)     $  90.93
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  89.59
         Highest contract charge 1.45% Class B (d)     $  87.89
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.56%
                    --                 --            --            5.55%
                   371           $ 45,368          5.48%             --
  2004              --                 --            --           13.85%
                    --                 --            --           12.77%
                   295           $ 34,179          6.91%             --
  2003              --                 --            --           30.43%
                    --                 --            --           29.18%
                   235           $ 24,068          2.33%             --
  2002              --                 --            --          (18.88)%
                    --                 --            --          (19.62)%
                   182           $ 14,348          0.70%             --
AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --            7.85%
                    --                 --            --            6.81%
                   768           $ 78,075         13.21%             --
  2004              --                 --            --           11.17%
                    --                 --            --           10.11%
                   753           $ 71,596          1.78%             --
  2003              --                 --            --           39.52%
                    --                 --            --           38.20%
                   592           $ 50,875          1.85%             --
  2002              --                 --            --          (36.57)%
                    --                 --            --          (37.15)%
                   300           $ 18,611            --              --
AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.81%
                    --                 --            --            5.79%
                   544           $ 67,218         21.63%             --
  2004              --                 --            --           14.61%
                    --                 --            --           13.52%
                   588           $ 68,546          5.82%             --
  2003              --                 --            --           39.90%
                    --                 --            --           38.56%
                   456           $ 46,680          0.76%             --
  2002              --                 --            --          (23.60)%
                    --                 --            --          (24.31)%
                   285           $ 21,008            --              --
AXA Premier VIP Technology (n)
---------------------------------------------------------------------------
  2005              --                 --            --           10.71%
                    --                 --            --            9.66%
                 1,135           $113,949            --              --
  2004              --                 --            --            4.46%
                    --                 --            --            3.47%
                 1,266           $115,943          1.03%             --
  2003              --                 --            --           56.84%
                    --                 --            --           55.36%
                   268           $ 23,642          4.48%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Technology (n) (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  57.12
         Highest contract charge 1.45% Class B (d)    $  56.57
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $ 453.40
         Highest contract charge 1.49% Class A        $ 341.80
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $ 435.75
         Highest contract charge 1.49% Class A        $ 331.00
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $ 382.75
         Highest contract charge 1.49% Class A        $ 292.96
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $ 256.52
         Highest contract charge 1.49% Class A        $ 197.84
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $ 385.79
         Highest contract charge 1.49% Class A        $ 299.82
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.69
         Highest contract charge 1.20% Class B        $ 107.24
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  89.31
         Highest contract charge 1.20% Class B        $ 104.06
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  78.66
         Highest contract charge 1.20% Class B        $  92.29
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.86
         Highest contract charge 1.20% Class B        $  62.46
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.85
         Highest contract charge 1.20% Class B        $  94.83
         All contract charges                               --
EQ/Alliance Growth and Income
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 256.76
         Highest contract charge 1.45% Class A        $ 145.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 244.96
         Highest contract charge 1.45% Class A        $ 139.67
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 219.38
         Highest contract charge 1.45% Class A        $ 125.78
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 204.07
         Highest contract charge 1.45% Class A        $  97.61
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 262.05
         Highest contract charge 1.45% Class A        $ 125.48
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Technology (n) (Continued)
----------------------------------------------------------------------------
  2002               --                 --           --           (43.99)%
                     --                 --           --           (44.51)%
                     66         $    3,753           --               --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             4.05%
                     --                 --           --             3.26%
                 12,984         $4,188,857         1.03%              --
  2004               --                 --           --            12.98%
                     --                 --           --            14.12%
                 14,653         $4,588,775         1.19%              --
  2003               --                 --           --            49.21%
                     --                 --           --            48.08%
                 16,027         $4,423,904         1.77%              --
  2002               --                 --           --           (33.51)%
                     --                 --           --           (34.01)%
                 17,309         $3,226,657         0.05%              --
  2001               --                 --           --           (10.95)%
                     --                 --           --           (11.63)%
                 21,028         $5,921,994         2.35%              --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             3.79%
                     --                 --           --             3.05%
                  1,776         $  185,056         1.03%              --
  2004               --                 --           --            13.55%
                     --                 --           --            12.75%
                  1,725         $  174,349         1.19%              --
  2003               --                 --           --            48.80%
                     --                 --           --            47.76%
                  1,502         $  134,406         1.77%              --
  2002               --                 --           --           (31.23)%
                     --                 --           --           (34.13)%
                  1,321         $   79,564         0.05%              --
  2001               --                 --           --           (11.53)%
                     --                 --           --           (11.82)%
                  1,385         $  127,068         2.35%              --
EQ/Alliance Growth and Income
----------------------------------------------------------------------------
  2005               --                 --           --             4.82%
                     --                 --           --             4.24%
                  3,119         $  950,349         4.21%              --
  2004               --                 --           --            11.66%
                     --                 --           --            11.04%
                  3,337         $  974,792         1.66%              --
  2003               --                 --           --            29.57%
                     --                 --           --            28.86%
                  3,487         $  916,213         1.33%              --
  2002               --                 --           --           (22.12)%
                     --                 --           --           (22.21)%
                  3,693         $  752,928         1.32%              --
  2001               --                 --           --           ( 2.62)%
                     --                 --           --           ( 2.73)%
                  4,068         $1,065,247         0.99%              --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Growth and Income
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.88
         Highest contract charge 1.20% Class B        $ 145.60
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 109.44
         Highest contract charge 1.20% Class B        $ 139.68
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  97.86
         Highest contract charge 1.20% Class B        $ 125.79
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  75.41
         Highest contract charge 1.20% Class B        $  97.62
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 128.51
         Highest contract charge 1.20% Class B        $ 125.48
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.74% Class A         $  78.01
         Highest contract charge 1.45% Class A        $ 127.51
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  77.21
         Highest contract charge 1.45% Class A        $ 127.48
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  75.89
         Highest contract charge 1.45% Class A        $ 126.58
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  74.44
         Highest contract charge 1.45% Class A        $ 125.44
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  68.67
         Highest contract charge 1.45% Class A        $ 116.92
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 124.85
         Highest contract charge 1.20% Class B        $ 127.54
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 123.94
         Highest contract charge 1.20% Class B        $ 127.50
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 122.19
         Highest contract charge 1.20% Class B        $ 126.60
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.24
         Highest contract charge 1.20% Class B        $ 125.45
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.06
         Highest contract charge 1.20% Class B        $ 116.93
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income
---------------------------------------------------------------------------
  2005              --                 --            --            4.97%
                    --                 --            --            4.24%
                 1,039           $146,056          4.21%             --
  2004              --                 --            --           11.83%
                    --                 --            --           11.04%
                 1,051           $141,085          1.66%             --
  2003              --                 --            --           29.77%
                    --                 --            --           28.86%
                   964           $116,498          1.33%             --
  2002              --                 --            --          (20.14)%
                    --                 --            --          (22.21)%
                   923           $ 86,144          1.32%             --
  2001              --                 --            --          ( 2.43)%
                    --                 --            --          ( 2.74)%
                   831           $ 99,357          0.99%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            1.04%
                    --                 --            --            0.02%
                   670           $102,507          3.48%             --
  2004              --                 --            --            1.74%
                    --                 --            --            0.71%
                   768           $117,435          3.05%             --
  2003              --                 --            --            1.95%
                    --                 --            --            0.91%
                   892           $135,637          3.69%             --
  2002              --                 --            --            8.41%
                    --                 --            --            7.28%
                 1,033           $155,586          5.39%             --
  2001              --                 --            --            7.73%
                    --                 --            --            6.58%
                   680           $ 94,476          4.91%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            0.74%
                    --                 --            --            0.03%
                   276           $ 35,253          3.48%             --
  2004              --                 --            --            1.43%
                    --                 --            --            0.72%
                   293           $ 37,422          3.05%             --
  2003              --                 --            --            1.63%
                    --                 --            --            0.91%
                   331           $ 41,782          3.69%             --
  2002              --                 --            --            7.02%
                    --                 --            --            7.29%
                   339           $ 42,385          5.39%             --
  2001              --                 --            --            6.91%
                    --                 --            --            6.58%
                   180           $ 20,964          4.91%             --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 147.18
         Highest contract charge 1.45% Class A        $ 114.75
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 128.49
         Highest contract charge 1.45% Class A        $ 100.74
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 109.44
         Highest contract charge 1.45% Class A        $  86.29
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  82.20
         Highest contract charge 1.45% Class A        $  64.65
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $  92.98
         Highest contract charge 1.45% Class A        $  72.82
         All contract charges                               --
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.22
         Highest contract charge 1.20% Class B        $ 114.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  99.56
         Highest contract charge 1.20% Class B        $ 100.63
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  84.67
         Highest contract charge 1.20% Class B        $  86.19
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.95
         Highest contract charge 1.20% Class B        $  64.53
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.02
         Highest contract charge 1.20% Class B        $  72.66
         All contract charges                               --
EQ/Alliance Large Cap Growth
-----------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  66.85
         Highest contract charge 1.45% Class B        $  69.86
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  58.46
         Highest contract charge 1.45% Class B        $  61.67
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  54.21
         Highest contract charge 1.45% Class B        $  57.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  44.22
         Highest contract charge 1.45% Class B        $  47.56
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  71.03
         Highest contract charge 1.45% Class B        $  70.10
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.55%
                    --                 --            --           13.91%
                 4,512           $660,373          1.71%             --
  2004              --                 --            --           17.40%
                    --                 --            --           16.75%
                 4,746           $609,069          2.09%             --
  2003              --                 --            --           34.22%
                    --                 --            --           33.47%
                 5,029           $552,311          1.99%             --
  2002              --                 --            --          (11.11)%
                    --                 --            --          (11.21)%
                 5,501           $452,054            --              --
  2001              --                 --            --          (23.91)%
                    --                 --            --          (24.00)%
                 1,045           $ 96,619          1.61%             --
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.72%
                    --                 --            --           13.91%
                   651           $ 75,257          1.71%             --
  2004              --                 --            --           17.58%
                    --                 --            --           16.76%
                   565           $ 57,320          2.09%             --
  2003              --                 --            --           34.51%
                    --                 --            --           33.56%
                   523           $ 45,436          1.99%             --
  2002              --                 --            --          ( 9.35)%
                    --                 --            --          (11.19)%
                   469           $ 30,424            --              --
  2001              --                 --            --          (24.00)%
                    --                 --            --          (24.23)%
                    94           $  6,863          1.61%             --
EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --           14.35%
                    --                 --            --           13.27%
                 2,304           $162,638            --              --
  2004              --                 --            --            7.84%
                    --                 --            --            6.81%
                 2,548           $158,455            --              --
  2003              --                 --            --           22.58%
                    --                 --            --           21.41%
                 2,878           $167,285            --              --
  2002              --                 --            --          (29.15)%
                    --                 --            --          (32.15)%
                 3,095           $148,022            --              --
  2001              --                 --            --          (24.65)%
                    --                 --            --          (25.07)%
                 3,603           $253,526          0.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 164.70
         Highest contract charge 1.45% Class A        $ 131.90
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 162.53
         Highest contract charge 1.45% Class A        $ 130.89
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 157.69
         Highest contract charge 1.45% Class A        $ 127.69
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 157.39
         Highest contract charge 1.45% Class A        $ 124.83
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 147.79
         Highest contract charge 1.45% Class A        $ 117.34
         All contract charges                               --
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 129.96
         Highest contract charge 1.20% Class B        $ 131.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.05
         Highest contract charge 1.20% Class B        $ 130.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 124.04
         Highest contract charge 1.20% Class B        $ 127.77
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.40
         Highest contract charge 1.20% Class B        $ 124.90
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.44
         Highest contract charge 1.20% Class B        $ 117.42
         All contract charges                               --
EQ/Alliance Small Cap Growth (f)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 179.44
         Highest contract charge 1.45% Class A        $ 125.60
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 161.98
         Highest contract charge 1.45% Class A        $ 114.00
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 143.04
         Highest contract charge 1.45% Class A        $ 101.24
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  99.61
         Highest contract charge 1.45% Class A        $  72.71
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 144.40
         Highest contract charge 1.45% Class A        $ 105.52
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.34%
                    --                 --            --            0.78%
                   753           $125,885          3.89%             --
  2004              --                 --            --            3.07%
                    --                 --            --            2.50%
                   795           $131,674          4.12%             --
  2003              --                 --            --            2.87%
                    --                 --            --            2.29%
                   889           $143,533          2.80%             --
  2002              --                 --            --            6.49%
                    --                 --            --            6.38%
                 1,015           $160,021          4.01%             --
  2001              --                 --            --            6.83%
                    --                 --            --            6.72%
                   960           $142,202          6.63%             --
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.49%
                    --                 --            --            0.78%
                   256           $ 33,894          3.89%             --
  2004              --                 --            --            3.23%
                    --                 --            --            2.50%
                   261           $ 34,083          4.12%             --
  2003              --                 --            --            3.02%
                    --                 --            --            2.30%
                   274           $ 34,954          2.80%             --
  2002              --                 --            --            5.93%
                    --                 --            --            6.37%
                   292           $ 36,469          4.01%             --
  2001              --                 --            --            7.04%
                    --                 --            --            6.72%
                   226           $ 26,498          6.63%             --
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.78%
                    --                 --            --           10.17%
                 1,836           $316,938            --              --
  2004              --                 --            --           13.24%
                    --                 --            --           12.61%
                 1,990           $311,435            --              --
  2003              --                 --            --           40.02%
                    --                 --            --           39.23%
                 2,070           $287,364            --              --
  2002              --                 --            --          (31.02)%
                    --                 --            --          (31.09)%
                 2,062           $205,395            --              --
  2001              --                 --            --          (14.20)%
                    --                 --            --          (14.29)%
                 2,094           $302,370          1.04%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Alliance Small Cap Growth (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.73
         Highest contract charge 1.20% Class B        $ 125.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  83.58
         Highest contract charge 1.20% Class B        $ 114.03
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  73.69
         Highest contract charge 1.20% Class B        $ 101.26
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.55
         Highest contract charge 1.20% Class B        $  72.72
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 106.88
         Highest contract charge 1.20% Class B        $ 105.51
         All contract charges                               --
EQ/Ariel Appreciation II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $ 103.83
         Highest contract charge 1.45% Class B (q)    $ 103.60
         All contract charges                               --
EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 122.78
         Highest contract charge 1.45% Class B (o)    $ 121.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 114.80
         Highest contract charge 1.45% Class B (o)    $ 114.56
         All contract charges                               --
EQ/Bernstein Diversified Value (c)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 135.28
         Highest contract charge 1.45% Class B        $ 126.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.95
         Highest contract charge 1.45% Class B        $ 121.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 114.24
         Highest contract charge 1.45% Class B        $ 108.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  89.18
         Highest contract charge 1.45% Class B        $  85.70
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  95.39
         Highest contract charge 1.45% Class B        $ 100.70
         All contract charges                               --
EQ/Boston Advisors Equity Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 113.20
         Highest contract charge 1.45% Class B (o)    $ 111.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 107.17
         Highest contract charge 1.45% Class B (o)    $ 106.95
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.94%
                    --                 --            --           10.17%
                   411           $ 55,659            --              --
  2004              --                 --            --           13.42%
                    --                 --            --           12.61%
                   408           $ 50,408            --              --
  2003              --                 --            --           40.24%
                    --                 --            --           39.24%
                   398           $ 43,568            --              --
  2002              --                 --            --          (29.03)%
                    --                 --            --          (31.08)%
                   358           $ 28,243            --              --
  2001              --                 --            --          (14.02)%
                    --                 --            --          (14.29)%
                   297           $ 34,050          1.04%             --
EQ/Ariel Appreciation II
---------------------------------------------------------------------------
  2005              --                 --            --            3.83%
                    --                 --            --            3.60%
                     6           $    589          0.65%             --
EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------
  2005              --                 --            --            6.95%
                    --                 --            --            5.93%
                   121           $ 14,674          3.15%             --
  2004              --                 --            --           14.09%
                    --                 --            --           13.88%
                     4           $    471            --              --
EQ/Bernstein Diversified Value (c)
---------------------------------------------------------------------------
  2005              --                 --            --            4.91%
                    --                 --            --            3.91%
                 3,103           $371,731          3.32%             --
  2004              --                 --            --           13.44%
                    --                 --            --           11.80%
                 2,885           $331,846          2.14%             --
  2003              --                 --            --           28.10%
                    --                 --            --           26.88%
                 2,551           $261,872          1.40%             --
  2002              --                 --            --          (13.16)%
                    --                 --            --          (14.89)%
                 2,309           $186,392          1.38%             --
  2001              --                 --            --          ( 2.09)%
                    --                 --            --          ( 2.43)%
                 1,681           $158,997          1.37%             --
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------
  2005              --                 --            --            5.63%
                    --                 --            --            4.62%
                   307           $ 34,416          2.12%             --
  2004              --                 --            --            9.05%
                    --                 --            --            8.85%
                    41           $  4,334          4.19%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  81.24
         Highest contract charge 1.45% Class B (d)    $ 112.09
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  75.08
         Highest contract charge 1.45% Class B (d)    $ 104.60
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  72.85
         Highest contract charge 1.45% Class B (d)    $ 102.46
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  57.22
         Highest contract charge 1.45% Class B (d)    $  81.26
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.65
         Highest contract charge 1.35% Class B        $  86.71
         All contract charges                               --
EQ/Capital Guardian Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  64.85
         Highest contract charge 1.45% Class B (d)    $  94.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  62.01
         Highest contract charge 1.45% Class B (d)    $  91.64
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.05
         Highest contract charge 1.45% Class B (d)    $  88.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.88
         Highest contract charge 1.45% Class B (d)    $  72.13
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  74.89
         Highest contract charge 1.35% Class B        $  74.09
         All contract charges                               --
EQ/Capital Guardian International
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.18
         Highest contract charge 1.45% Class B (d)    $ 141.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  91.97
         Highest contract charge 1.45% Class B (d)    $ 122.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  81.36
         Highest contract charge 1.45% Class B (d)    $ 109.47
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  61.65
         Highest contract charge 1.45% Class B (d)    $  83.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  81.56
         Highest contract charge 1.35% Class B        $  80.69
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------
  2005             --                  --            --            8.20%
                   --                  --            --            7.17%
                  156             $13,658          3.79%             --
  2004             --                  --            --            3.07%
                   --                  --            --            2.09%
                  128             $10,635            --              --
  2003             --                  --            --           27.31%
                   --                  --            --           26.09%
                   96             $ 7,714            --              --
  2002             --                  --            --          (27.00)%
                   --                  --            --          (27.52)%
                   61             $ 3,909            --              --
  2001             --                  --            --          (15.47)%
                   --                  --            --          (15.85)%
                   33             $ 2,862          2.86%             --
EQ/Capital Guardian Growth
---------------------------------------------------------------------------
  2005             --                  --            --            4.58%
                   --                  --            --            3.59%
                   97             $ 6,904          0.21%             --
  2004             --                  --            --            5.01%
                   --                  --            --            4.00%
                   69             $ 4,814          0.57%             --
  2003             --                  --            --           23.33%
                   --                  --            --           22.16%
                   62             $ 4,010          0.16%             --
  2002             --                  --            --          (25.82)%
                   --                  --            --          (27.41)%
                   32             $ 1,722          0.22%             --
  2001             --                  --            --          (25.14)%
                   --                  --            --          (25.49)%
                    5             $   370            --              --
EQ/Capital Guardian International
---------------------------------------------------------------------------
  2005             --                  --            --           16.54%
                   --                  --            --           15.43%
                  588             $69,010          1.75%             --
  2004             --                  --            --           13.04%
                   --                  --            --           11.97%
                  436             $44,312          1.74%             --
  2003             --                  --            --           31.97%
                   --                  --            --           30.70%
                  230             $20,780          1.64%             --
  2002             --                  --            --          (14.59)%
                   --                  --            --          (16.28)%
                   82             $ 5,617          2.20%             --
  2001             --                  --            --          (21.63)%
                   --                  --            --          (21.96)%
                    2             $   162          1.93%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Capital Guardian Research (h)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 112.49
         Highest contract charge 1.45% Class B         $ 118.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 106.60
         Highest contract charge 1.45% Class B         $ 113.12
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  96.60
         Highest contract charge 1.45% Class B         $ 103.50
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  73.83
         Highest contract charge 1.45% Class B         $  79.87
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 109.00
         Highest contract charge 1.45% Class B         $ 107.58
         All contract charges                                --
EQ/Capital Guardian U.S. Equity (e)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 109.96
         Highest contract charge 1.45% Class B         $ 109.11
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 101.08
         Highest contract charge 1.45% Class B         $ 101.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.48
         Highest contract charge 1.45% Class B         $  75.34
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 101.25
         Highest contract charge 1.45% Class B         $ 100.16
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.56
         Highest contract charge 1.45% Class B (p)     $ 103.90
         All contract charges                                --
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 197.59
         Highest contract charge 1.45% Class A         $ 103.47
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 190.50
         Highest contract charge 1.45% Class A         $ 100.31
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 173.95
         Highest contract charge 1.45% Class A         $  92.10
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $ 191.65
         Highest contract charge 1.45% Class A         $  72.93
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $ 249.66
         Highest contract charge 1.45% Class A         $  95.12
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h)
---------------------------------------------------------------------------
  2005              --                  --           --            5.52%
                    --                  --           --            4.52%
                 1,259          $  150,283         0.54%             --
  2004              --                  --           --           10.35%
                    --                  --           --            9.30%
                 1,374          $  156,747         0.62%             --
  2003              --                  --           --           30.84%
                    --                  --           --           29.58%
                 1,433          $  149,248         0.43%             --
  2002              --                  --           --          (22.82)%
                    --                  --           --          (25.76)%
                 1,445          $  115,919         0.50%             --
  2001              --                  --           --          ( 2.90)%
                    --                  --           --          ( 3.45)%
                   137          $   14,798         0.27%             --
EQ/Capital Guardian U.S. Equity (e)
---------------------------------------------------------------------------
  2005              --                  --           --            5.43%
                    --                  --           --            4.43%
                 1,003          $  115,650         5.79%             --
  2004              --                  --           --            8.78%
                    --                  --           --            7.74%
                   937          $  103,281         0.51%             --
  2003              --                  --           --           35.72%
                    --                  --           --           34.42%
                   761          $   77,522         0.35%             --
  2002              --                  --           --          (22.46)%
                    --                  --           --          (24.78)%
                   473          $   35,863         0.59%             --
  2001              --                  --           --          ( 3.12)%
                    --                  --           --          ( 3.43)%
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------
  2005              --                  --           --            4.56%
                    --                  --           --            3.90%
                    51          $    5,355        16.21%             --
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                  --           --            3.72%
                    --                  --           --            3.15%
                 3,339          $  909,007         3.30%             --
  2004              --                  --           --            9.51%
                    --                  --           --            8.91%
                 3,638          $  957,647         1.66%             --
  2003              --                  --           --           26.99%
                    --                  --           --           26.29%
                 3,812          $  921,012         1.53%             --
  2002              --                  --           --          (23.23)%
                    --                  --           --          (23.32)%
                 3,939          $  753,523         1.07%             --
  2001              --                  --           --          (13.13)%
                    --                  --           --          (13.23)%
                 4,448          $1,108,749         1.00%             --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.27
         Highest contract charge 1.20% Class B        $  72.94
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.75
         Highest contract charge 1.20% Class B        $  95.13
         All contract charges                               --
EQ/Evergreen International Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $  97.69
         Highest contract charge 1.45% Class B (q)    $  97.47
         All contract charges                               --
EQ/Evergreen Omega
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  56.66
         Highest contract charge 1.45% Class B        $  56.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.82
         Highest contract charge 1.45% Class B        $  75.81
         All contract charges                               --
EQ/FI Mid Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  71.73
         Highest contract charge 1.45% Class B        $  68.53
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                 --            --            3.88%
                    --                 --            --            3.15%
                   907           $ 91,189          3.30%             --
  2004              --                 --            --            9.68%
                    --                 --            --            8.91%
                   860           $ 83,780          1.66%             --
  2003              --                 --            --           27.18%
                    --                 --            --           26.30%
                   740           $ 66,130          1.53%             --
  2002              --                 --            --          (22.13)%
                    --                 --            --          (23.32)%
                   641           $ 45,105          1.07%             --
  2001              --                 --            --          (12.96)%
                    --                 --            --          (13.23)%
                   513           $ 47,067          1.00%             --
EQ/Evergreen International Bond
---------------------------------------------------------------------------
  2005              --                 --            --          ( 2.31)%
                    --                 --            --          ( 2.53)%
                     5           $    503            --              --
EQ/Evergreen Omega
---------------------------------------------------------------------------
  2005              --                 --            --            3.44%
                    --                 --            --            2.46%
                   288           $ 24,388          3.05%             --
  2004              --                 --            --            6.51%
                    --                 --            --            5.49%
                   298           $ 24,676          0.35%             --
  2003              --                 --            --           37.51%
                    --                 --            --           36.21%
                   168           $ 12,964            --              --
  2002              --                 --            --          (22.68)%
                    --                 --            --          (25.12)%
                    79           $  4,434            --              --
  2001              --                 --            --          (17.75)%
                    --                 --            --          (18.77)%
                    47           $  3,577          0.01%             --
EQ/FI Mid Cap
---------------------------------------------------------------------------
  2005              --                 --            --            5.83%
                    --                 --            --            4.83%
                 2,266           $265,901         14.15%             --
  2004              --                 --            --           15.45%
                    --                 --            --           14.35%
                 1,999           $223,196          6.85%             --
  2003              --                 --            --           42.89%
                    --                 --            --           41.52%
                 1,577           $153,931            --              --
  2002              --                 --            --          (15.36)%
                    --                 --            --          (19.65)%
                 1,061           $ 73,034          0.02%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/FI Mid Cap (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.92
         Highest contract charge 1.45% Class B        $  85.28
         All contract charges                               --
EQ/FI Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 164.04
         Highest contract charge 1.45% Class B        $ 124.06
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 148.09
         Highest contract charge 1.45% Class B        $ 113.08
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 126.30
         Highest contract charge 1.45% Class B        $  97.37
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  95.25
         Highest contract charge 1.45% Class B        $  74.14
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 111.62
         Highest contract charge 1.45% Class B        $  88.20
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B         $ 105.64
         Highest contract charge 1.45% Class B        $ 104.97
         All contract charges                               --
EQ/GAMCO Small Company Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 117.75
         Highest contract charge 1.45% Class B (o)    $ 116.38
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 113.44
         Highest contract charge 1.45% Class B (o)    $ 113.20
         All contract charges                               --
EQ/International Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $ 115.64
         Highest contract charge 1.45% Class B (p)    $ 114.91
         All contract charges                               --
EQ/Janus Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  71.12
         Highest contract charge 1.45% Class B        $  63.41
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  66.62
         Highest contract charge 1.45% Class B        $  59.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.71
         Highest contract charge 1.45% Class B        $  54.27
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.68
         Highest contract charge 1.45% Class B        $  43.75
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/FI Mid Cap (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (14.19)%
                    --                 --            --           (14.68)%
                   619           $ 52,918          0.23%              --
EQ/FI Mid Cap Value
----------------------------------------------------------------------------
  2005              --                 --            --            10.77%
                    --                 --            --             9.71%
                 2,900           $446,196         11.30%              --
  2004              --                 --            --            17.26%
                    --                 --            --            16.14%
                 2,707           $379,449          9.31%              --
  2003              --                 --            --            32.60%
                    --                 --            --            31.33%
                 2,510           $303,154          0.40%              --
  2002              --                 --            --           (13.55)%
                    --                 --            --           (15.94)%
                 2,329           $214,099          0.57%              --
  2001              --                 --            --             3.06%
                    --                 --            --             2.49%
                 1,511           $166,025          0.75%              --
EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------
  2005              --                 --            --             5.64%
                    --                 --            --             4.97%
                    23           $  2,512          5.56%              --
EQ/GAMCO Small Company Value
----------------------------------------------------------------------------
  2005              --                 --            --             3.80%
                    --                 --            --             2.81%
                   341           $ 39,738         10.59%              --
  2004              --                 --            --            13.51%
                    --                 --            --            13.31%
                    47           $  5,219          9.02%              --
EQ/International Growth
----------------------------------------------------------------------------
  2005              --                 --            --            15.64%
                    --                 --            --            14.91%
                    19           $  2,170          1.92%              --
EQ/Janus Large Cap Growth
----------------------------------------------------------------------------
  2005              --                 --            --             6.76%
                    --                 --            --             5.74%
                 1,144           $ 73,252            --               --
  2004              --                 --            --            11.59%
                    --                 --            --            10.52%
                 1,078           $ 65,101          0.26%              --
  2003              --                 --            --            25.22%
                    --                 --            --            24.03%
                 1,000           $ 54,626            --               --
  2002              --                 --            --           (30.06)%
                    --                 --            --           (31.32)%
                   864           $ 37,973            --               --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Janus Large Cap Growth (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  64.18
         Highest contract charge 1.45% Class B        $  63.71
         All contract charges                               --
EQ/JPMorgan Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 117.03
         Highest contract charge 1.45% Class B (d)    $ 112.55
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 115.07
         Highest contract charge 1.45% Class B (d)    $ 111.72
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.09
         Highest contract charge 1.45% Class B (d)    $ 108.90
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.01
         Highest contract charge 1.45% Class B (d)    $ 106.90
         All contract charges                               --
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 112.39
         Highest contract charge 1.45% Class B        $ 105.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 108.69
         Highest contract charge 1.45% Class B        $ 102.84
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  98.51
         Highest contract charge 1.45% Class B        $  94.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  78.07
         Highest contract charge 1.45% Class B        $  75.30
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  96.20
         Highest contract charge 1.45% Class B        $  94.40
         All contract charges                               --
EQ/Lazard Small Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 180.45
         Highest contract charge 1.45% Class B (d)    $ 141.51
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 173.24
         Highest contract charge 1.45% Class B (d)    $ 137.16
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 148.68
         Highest contract charge 1.45% Class B (d)    $ 118.84
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.77
         Highest contract charge 1.45% Class B (d)    $  87.78
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 133.62
         Highest contract charge 1.35% Class B        $ 132.19
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Janus Large Cap Growth (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (23.63)%
                   --                  --            --           (24.08)%
                  670            $ 42,787          0.01%              --
EQ/JPMorgan Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.70%
                   --                  --            --             0.74%
                  891            $101,135          3.93%              --
  2004             --                  --            --             3.58%
                   --                  --            --             2.59%
                  627            $ 70,510          4.85%              --
  2003             --                  --            --             2.85%
                   --                  --            --             1.87%
                  468            $ 51,312          3.72%              --
  2002             --                  --            --             7.52%
                   --                  --            --             6.52%
                  291            $ 31,127         10.10%              --
EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------
  2005             --                  --            --             3.40%
                   --                  --            --             2.42%
                  466            $ 60,726          1.51%              --
  2004             --                  --            --            10.33%
                   --                  --            --             9.27%
                  497            $ 63,509          1.28%              --
  2003             --                  --            --            26.18%
                   --                  --            --            24.98%
                  530            $ 61,883          1.35%              --
  2002             --                  --            --           (18.47)%
                   --                  --            --           (20.23)%
                  563            $ 52,829          1.30%              --
  2001             --                  --            --           ( 7.65)%
                   --                  --            --           ( 8.17)%
                  602            $ 71,054          0.92%              --
EQ/Lazard Small Cap Value
----------------------------------------------------------------------------
  2005             --                  --            --             4.16%
                   --                  --            --             3.17%
                  973            $173,753          9.52%              --
  2004             --                  --            --            16.52%
                   --                  --            --            15.41%
                  834            $144,080         12.28%              --
  2003             --                  --            --            36.69%
                   --                  --            --            35.39%
                  563            $ 84,203          1.41%              --
  2002             --                  --            --           (13.98)%
                   --                  --            --           (15.10)%
                  304            $ 33,624          0.92%              --
  2001             --                  --            --            16.68%
                   --                  --            --            16.15%
                    6            $    794          6.38%              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)      $ 106.62
         Highest contract charge 1.45% Class B (q)     $ 106.38
         All contract charges                                --
EQ/Long Term Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 100.56
         Highest contract charge 1.45% Class B (s)     $  99.92
         All contract charges                                --
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.59
         Highest contract charge 1.45% Class B (s)     $ 105.91
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.21
         Highest contract charge 1.45% Class B (s)     $  91.36
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 112.11
         Highest contract charge 1.45% Class B (s)     $ 111.40
         All contract charges                                --
EQ/Marsico Focus
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 147.58
         Highest contract charge 1.45% Class B (a)     $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 133.98
         Highest contract charge 1.45% Class B (a)     $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 121.84
         Highest contract charge 1.45% Class B (a)     $ 119.25
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  93.38
         Highest contract charge 1.45% Class B (a)     $  92.27
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B (a)      $ 106.02
         Highest contract charge 1.45% Class B (a)     $ 105.87
         All contract charges                                --
EQ/Mercury Basic Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           6.62%
                    --                 --            --           6.38%
                    20           $  2,150          0.14%            --
EQ/Long Term Bond
--------------------------------------------------------------------------
  2005              --                 --            --           0.56%
                    --                 --            --         ( 0.08)%
                   105           $ 10,485          6.98%            --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           6.59%
                    --                 --            --           5.91%
                    16           $  1,731          1.68%            --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------
  2005              --                 --            --           6.21%
                    --                 --            --           8.09%
                    18           $  1,877          0.93%            --
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------
  2005              --                 --            --          12.11%
                    --                 --            --          11.40%
                    94           $ 10,450          1.72%            --
EQ/Marsico Focus
--------------------------------------------------------------------------
  2005              --                 --            --          10.15%
                    --                 --            --           9.10%
                 1,655           $236,310          2.76%            --
  2004              --                 --            --           9.96%
                    --                 --            --           8.91%
                 1,280           $167,297            --             --
  2003              --                 --            --          30.48%
                    --                 --            --          29.24%
                 1,027           $122,876            --             --
  2002              --                 --            --         (12.03)%
                    --                 --            --         (12.84)%
                   423           $ 39,072          0.05%            --
  2001              --                 --            --           6.02%
                    --                 --            --           5.94%
                    14           $  1,483            --             --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           2.44%
                    --                 --            --           1.46%
                 1,826           $344,112          5.55%            --
  2004              --                 --            --          10.02%
                    --                 --            --           8.97%
                 1,866           $346,892          5.19%            --
  2003              --                 --            --          30.53%
                    --                 --            --          29.30%
                 1,731           $297,750          0.55%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Mercury Basic Value Equity (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  88.81
         Highest contract charge 1.45% Class B        $ 107.89
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 131.84
         Highest contract charge 1.45% Class B        $ 131.37
         All contract charges                               --
EQ/Mercury International Value (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 106.30
         Highest contract charge 1.45% Class B (d)    $ 136.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  96.39
         Highest contract charge 1.45% Class B (d)    $ 124.61
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.64
         Highest contract charge 1.45% Class B (d)    $ 103.95
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.51
         Highest contract charge 1.45% Class B (d)    $  82.38
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  92.80
         Highest contract charge 1.35% Class B        $  91.80
         All contract charges                               --
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  56.29
         Highest contract charge 1.45% Class B        $  90.50
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  51.89
         Highest contract charge 1.45% Class B        $  84.23
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  46.31
         Highest contract charge 1.45% Class B        $  75.89
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  35.99
         Highest contract charge 1.45% Class B        $  59.55
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.46
         Highest contract charge 1.45% Class B        $  92.01
         All contract charges                               --
EQ/MFS Investors Trust
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  91.93
         Highest contract charge 1.45% Class B        $  91.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.19
         Highest contract charge 1.45% Class B        $  86.99
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.76
         Highest contract charge 1.45% Class B        $  79.23
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  64.03
         Highest contract charge 1.45% Class B        $  65.88
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Mercury Basic Value Equity (Continued)
----------------------------------------------------------------------------
  2002              --                 --            --           (15.42)%
                    --                 --            --           (17.87)%
                 1,648           $219,767          1.14%              --
  2001              --                 --            --             4.58%
                    --                 --            --             4.00%
                 1,296           $211,877          3.87%              --
EQ/Mercury International Value (f)
----------------------------------------------------------------------------
  2005              --                 --            --            10.28%
                    --                 --            --             9.23%
                 1,646           $206,833          1.84%              --
  2004              --                 --            --            21.04%
                    --                 --            --            19.88%
                 1,299           $149,224          1.64%              --
  2003              --                 --            --            27.40%
                    --                 --            --            26.18%
                 1,180           $112,754          2.36%              --
  2002              --                 --            --           (15.83)%
                    --                 --            --           (17.85)%
                 1,142           $ 86,429          0.99%              --
  2001              --                 --            --           (22.23)%
                    --                 --            --           (22.59)%
                    12           $  1,101          0.72%              --
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------
  2005              --                 --            --             8.48%
                    --                 --            --             7.45%
                 2,567           $342,058            --               --
  2004              --                 --            --            12.06%
                    --                 --            --            10.99%
                 2,943           $364,786            --               --
  2003              --                 --            --            28.66%
                    --                 --            --            27.44%
                 3,251           $364,052            --               --
  2002              --                 --            --           (33.56)%
                    --                 --            --           (35.28)%
                 3,497           $306,986            --               --
  2001              --                 --            --           (34.64)%
                    --                 --            --           (35.01)%
                 4,160           $562,209          0.02%              --
EQ/MFS Investors Trust
----------------------------------------------------------------------------
  2005              --                 --            --             6.65%
                    --                 --            --             5.64%
                   181           $ 16,799          0.49%              --
  2004              --                 --            --            10.84%
                    --                 --            --             9.78%
                   196           $ 17,208          0.55%              --
  2003              --                 --            --            21.44%
                    --                 --            --            20.27%
                   217           $ 17,350          0.70%              --
  2002              --                 --            --           (20.43)%
                    --                 --            --           (22.16)%
                   166           $ 10,978          0.60%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/MFS Investors Trust (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.75
         Highest contract charge 1.45% Class B        $  84.63
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $  43.38
         Highest contract charge 1.49% Class A        $  34.19
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  42.43
         Highest contract charge 1.49% Class A        $  33.69
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  42.25
         Highest contract charge 1.49% Class A        $  33.81
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  42.17
         Highest contract charge 1.49% Class A        $  34.00
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  41.81
         Highest contract charge 1.49% Class A        $  33.96
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.81
         Highest contract charge 1.20% Class B        $ 113.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 105.58
         Highest contract charge 1.20% Class B        $ 111.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 105.29
         Highest contract charge 1.20% Class B        $ 112.05
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 105.22
         Highest contract charge 1.20% Class B        $ 112.77
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 114.06
         Highest contract charge 1.20% Class B        $ 112.74
         All contract charges                               --
EQ/Montag & Caldwell Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 109.97
         Highest contract charge 1.45% Class B (o)    $ 108.69
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 104.85
         Highest contract charge 1.45% Class B (o)    $ 104.63
         All contract charges                               --
EQ/PIMCO Real Return
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $  99.91
         Highest contract charge 1.45% Class B (p)    $  99.28
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/MFS Investors Trust (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (16.74)%
                    --                 --            --           (17.21)%
                   126           $ 10,711          0.43%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.25%
                    --                 --            --             1.48%
                 1,710           $ 61,840          2.80%              --
  2004              --                 --            --             0.41%
                    --                 --            --           ( 0.36)%
                 1,808           $ 79,290          0.97%              --
  2003              --                 --            --             0.20%
                    --                 --            --           ( 0.56)%
                 2,080           $105,282          0.71%              --
  2002              --                 --            --             0.87%
                    --                 --            --             0.11%
                 2,943           $151,511          1.34%              --
  2001              --                 --            --             3.23%
                    --                 --            --             2.44%
                 2,954           $162,479          3.78%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.11%
                    --                 --            --             1.40%
                   229           $ 47,898          2.80%              --
  2004              --                 --            --             0.27%
                    --                 --            --           ( 0.43)%
                   253           $ 36,399          0.97%              --
  2003              --                 --            --             0.07%
                    --                 --            --           ( 0.64)%
                   316           $ 34,814          0.71%              --
  2002              --                 --            --             0.70%
                    --                 --            --             0.02%
                   387           $ 42,749          1.34%              --
  2001              --                 --            --             2.64%
                    --                 --            --             2.31%
                   396           $ 43,718          3.78%              --
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------
  2005              --                 --            --             4.88%
                    --                 --            --             3.88%
                    26           $  2,846          0.44%              --
  2004              --                 --            --             7.93%
                    --                 --            --             7.74%
                     2           $    224          0.27%              --
EQ/PIMCO Real Return
----------------------------------------------------------------------------
  2005              --                 --            --           ( 0.09)%
                    --                 --            --           ( 0.72)%
                   149           $ 14,808          5.70%              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Short Duration Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 100.36
         Highest contract charge 1.45% Class B (p)     $  99.72
         All contract charges                                --
EQ/Small Company Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 145.04
         Highest contract charge 1.45% Class B (d)     $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 139.82
         Highest contract charge 1.45% Class B (d)     $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 119.41
         Highest contract charge 1.45% Class B (d)     $ 117.06
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.28
         Highest contract charge 1.45% Class B (d)     $  81.43
         All contract charges                                --
EQ/TCW Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 115.29
         Highest contract charge 1.45% Class B (o)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 111.43
         Highest contract charge 1.45% Class B (o)     $ 111.19
         All contract charges                                --
EQ/UBS Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 118.70
         Highest contract charge 1.45% Class B (o)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 109.44
         Highest contract charge 1.45% Class B (o)     $ 109.21
         All contract charges                                --
EQ/Van Kampen Comstock
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.88
         Highest contract charge 1.45% Class B (p)     $ 104.21
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------
         Unit Value 0.50% to 2.75%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 178.13
         Highest contract charge 2.75% Class B         $ 225.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 134.82
         Highest contract charge 2.75% Class B         $ 171.42
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  70.62
         Highest contract charge 1.45% Class B         $  80.41
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Short Duration Bond
--------------------------------------------------------------------------
  2005                                                            0.36%
                                                                ( 0.28)%
                    22           $  2,204          2.87%            --
EQ/Small Company Index
--------------------------------------------------------------------------
  2005              --                 --            --           3.73%
                    --                 --            --           2.75%
                   723           $101,473          6.20%            --
  2004              --                 --            --          17.08%
                    --                 --            --          15.97%
                   597           $ 81,729          4.69%            --
  2003              --                 --            --          45.13%
                    --                 --            --          43.76%
                   344           $ 40,364          0.42%            --
  2002              --                 --            --         (20.43)%
                    --                 --            --         (21.16)%
                    99           $  8,126          1.01%            --
EQ/TCW Equity
--------------------------------------------------------------------------
  2005              --                 --            --           3.47%
                    --                 --            --           2.48%
                    70           $  7,961            --             --
  2004              --                 --            --          12.32%
                    --                 --            --          12.12%
                     9           $    969            --             --
EQ/UBS Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           8.46%
                    --                 --            --           7.43%
                    67           $  7,918          1.35%            --
  2004              --                 --            --          11.67%
                    --                 --            --          11.48%
                     1           $    220          2.62%            --
EQ/Van Kampen Comstock
--------------------------------------------------------------------------
  2005              --                 --            --           4.88%
                    --                 --            --           4.21%
                    64           $  6,674          2.03%            --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------
  2005              --                 --            --          32.12%
                    --                 --            --          31.57%
                 1,683           $250,448          4.75%            --
  2004              --                 --            --          23.06%
                    --                 --            --          22.47%
                 1,293           $146,341          0.68%            --
  2003              --                 --            --          55.14%
                    --                 --            --          53.67%
                 1,107           $101,661          0.84%            --
  2002              --                 --            --         ( 8.45)%
                    --                 --            --         ( 7.27)%
                 1,023           $ 60,620            --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Van Kampen Emerging Markets Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B          $ 111.05
         Highest contract charge 1.45% Class B         $  86.72
         All contract charges                                --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 124.44
         Highest contract charge 1.45% Class B (p)     $ 123.65
         All contract charges                                --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 119.72
         Highest contract charge 1.45% Class B (p)     $ 118.96
         All contract charges                                --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 109.94
         Highest contract charge 1.45% Class B (p)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 102.77
         Highest contract charge 1.45% Class B (l)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $  99.67
         Highest contract charge 1.45% Class B (l)     $  99.43
         All contract charges                                --
U.S. Real Estate -- Class II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (I)      $ 168.35
         Highest contract charge 1.45% Class B (I)     $ 164.77
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 144.56
         Highest contract charge 1.45% Class B (l)     $ 143.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 107.04
         Highest contract charge 1.45% Class B (l)     $ 106.78
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
---------------------------------------------------------------------------
  2001             --                  --            --           (6.01)%
                   --                  --            --           (6.53)%
                  966             $61,468            --              --
EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------
  2005             --                  --            --           24.44%
                   --                  --            --           23.65%
                   39             $ 4,864            --              --
EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------
  2005             --                  --            --           19.72%
                   --                  --            --           18.96%
                    5             $   547         11.63%             --
Laudus Rosenberg VIT Value Long/Short Equity
---------------------------------------------------------------------------
  2005             --                  --            --            6.97%
                   --                  --            --            5.95%
                   77             $ 8,297            --              --
  2004             --                  --            --            3.11%
                   --                  --            --            2.13%
                   16             $ 1,704            --              --
  2003             --                  --            --           (0.33)%
                   --                  --            --           (0.57)%
                    4             $   395            --              --
U.S. Real Estate -- Class II
---------------------------------------------------------------------------
  2005             --                  --            --           16.46%
                   --                  --            --           15.06%
                  567             $93,699          3.84%             --
  2004             --                  --            --           35.12%
                   --                  --            --           34.10%
                  356             $51,219          2.49%
  2003             --                  --            --            7.04%
                   --                  --            --            6.78%
                   23             $ 2,405            --              --

----------
(a) Units were made available for sale on October 22, 2001.
(b) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio for Alliance Investors occurred on May 18, 2001.
(c) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001.
(d) Units were made available for sale on January 14, 2002.
(e) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002.
(f) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002.
(g) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.
(l) Units were made available on October 20, 2003.
(m) Units were made available on June 20, 2003.

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2005


7. Accumulation Unit Values (Concluded)


(n) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(o) Units were made available for sale on October 25, 2004.
(p) Units were made available on May 9, 2005.
(q) Units were made available on October 17, 2005.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-79

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

EQUI-VEST(R)

Employer-Sponsored Retirement Programs


PROSPECTUS DATED MAY 1, 2006


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation*           o EQ/Caywood-Scholl High Yield Bond
o AXA Conservative-Plus Allocation*      o EQ/Evergreen International Bond
o AXA Premier VIP Core Bond              o EQ/JPMorgan Core Bond
o AXA Premier VIP High Yield             o EQ/Long Term Bond
o EQ/Alliance Intermediate Government    o EQ/Money Market
  Securities                             o EQ/PIMCO Real Return
o EQ/Alliance Quality Bond               o EQ/Short Duration Bond
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/FI Mid Cap
o AXA Moderate-Plus Allocation*          o EQ/FI Mid Cap Value
o AXA Premier VIP Aggressive Equity      o EQ/GAMCO Mergers and Acquisitions
o AXA Premier VIP Health Care            o EQ/GAMCO Small Company Value
o AXA Premier VIP Large Cap Core         o EQ/Janus Large Cap Growth
  Equity                                 o EQ/JPMorgan Value Opportunities
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Legg Mason Value Equity
o AXA Premier VIP Mid Cap Growth         o EQ/Lord Abbett Growth and Income
o AXA Premier VIP Mid Cap Value          o EQ/Lord Abbett Large Cap Core
o AXA Premier VIP Technology             o EQ/Lord Abbett Mid Cap Value
o EQ/Alliance Common Stock               o EQ/Marsico Focus
o EQ/Alliance Growth and Income          o EQ/Mercury Basic Value Equity
o EQ/Alliance Large Cap Growth           o EQ/MFS Emerging Growth Companies
o EQ/Alliance Small Cap Growth           o EQ/MFS Investors Trust
o EQ/Ariel Appreciation II(1)            o EQ/Montag & Caldwell Growth
o EQ/Bear Stearns Small Company          o EQ Small Company Index
  Growth                                 o EQ/TCW Equity
o EQ/Bernstein Diversified Value         o EQ/UBS Growth and Income
o EQ/Boston Advisors Equity Income       o EQ/Van Kampen Comstock
o EQ/Calvert Socially Responsible        o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian Growth             o EQ/Wells Fargo Montgomery Small Cap
o EQ/Capital Guardian Research           o Laudus Rosenberg VIT Value Long/
o EQ/Capital Guardian U.S. Equity          Short Equity(2)
o EQ/Equity 500 Index                    o U.S. Real Estate -- Class II
o EQ/Evergreen Omega
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/Mercury International Value
o EQ/Alliance International              o EQ/Van Kampen Emerging Markets
o EQ/Capital Guardian International        Equity
o EQ/International Growth
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation*
--------------------------------------------------------------------------------



*     The AXA Allocation Portfolios.



(1) The EQ/Ariel Appreciation II option is not available under EDC and TSA contracts.

(2) The Laudus Rosenberg VIT Value Long/Short Equity option is not available for new contributions or incoming transfers for certain TSA contract owners in the State of Texas. (See Appendix IV.)



You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of AXA Premier VIP Trust, EQ Advisors Trust, The Universal Institutional Funds, Inc., or Laudus Variable Insurance Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.


TYPES OF CONTRACTS. For existing and new contract owners, we offer different "series" of contracts for use as:

Employer-funded traditional individual retirement annuities ("IRAs"):

o   A simplified employee pension plan ("SEP") sponsored by an employer.

o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST(R) to new employer groups without existing plans.

o   SIMPLE IRAs funded by employee salary reduction and employer contributions.

Other employer-sponsored contracts:

o Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations, including non-profit organizations and states or local governmental entities.

o   Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA") for public schools and nonprofit entities under Internal Revenue Code
    Section 501(c)(3).

o A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

o To fund Internal Revenue Code Section 457 employee deferred compensation ("EDC") plans of state and municipal governments and tax-exempt organizations.

Minimum contribution amounts of $20 may be made under the contract. For existing contract owners only:

o   Original contracts


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2006, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling 1
(800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http:// www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01243

Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendices I and IV.

Contents of this prospectus
--------------------------------------------------------------------

EQUI-VEST(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
EQUI-VEST(R) employer-sponsored retirement programs
     at a glance -- key features                                            10

--------------------------------------------------------------------------------
FEE TABLE                                                                   13
--------------------------------------------------------------------------------

Examples                                                                    16
Examples: EQUI-VEST(R) series 100 and 200 contracts                         18
Examples: EQUI-VEST(R) series 200 Trusteed contracts                        20
Examples: EQUI-VEST(R) series 300 contracts                                 22

Examples: EQUI-VEST(R) series 400 contracts                                 24
Condensed financial information                                             26

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           27
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        27

Owner and annuitant requirements                                            29
How you can make your contributions                                         29
What are your investment options under the contract?                        29
Portfolios of the Trusts                                                    30
Selecting your investment method                                            35
ERISA considerations for employers                                          36
Allocating your contributions                                               36
Your right to cancel within a certain number of days                        36

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        37
--------------------------------------------------------------------------------
Your account value and cash value                                           37
Your contract's value in the variable investment options                    37
Your contract's value in the guaranteed interest option                     37
Your contract's value in the fixed maturity options                         37


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         38
--------------------------------------------------------------------------------
Transferring your account value                                             38
Disruptive transfer activity                                                38
Automatic transfer options                                                  39
Investment simplifier                                                       39
Rebalancing your account value                                              40


----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this prospectus  3

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     41
--------------------------------------------------------------------------------
Withdrawing your account value                                              41
How withdrawals are taken from your account value                           42
Loans under TSA, governmental employer EDC and Corporate
     Trusteed contracts                                                     42
Termination                                                                 42
Texas ORP participants                                                      43
When to expect payments                                                     43
Your annuity payout options                                                 43

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     45
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          45
Charges under the contracts                                                 45
For all contract series                                                     49
Charges that the Trusts deduct                                              49
Variation in charges                                                        49

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 51
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     51
How death benefit payment is made                                           51
Beneficiary continuation option (For TSAs, SEPs, SARSEP
     and SIMPLE IRAs only)                                                  51

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          53
--------------------------------------------------------------------------------
Tax information and ERISA matters                                           53
Buying a contract to fund a retirement arrangement                          53
Special rules for tax-favored retirement programs                           53
Additional "Saver's Credit" for salary reduction contributions to
     certain plans or a traditional IRA or Roth IRA                         54
Qualified plans                                                             54
Tax-sheltered annuity arrangements (TSAs)                                   54
Distributions from Qualified Plans and TSAs                                 56
Simplified Employee Pensions (SEPs)                                         58
SIMPLE IRAs (Savings Incentive Match Plan)                                  58
Public and tax-exempt organization employee
     deferred compensation plans (EDC Plans)                                59
Traditional Individual Retirement Annuities
     (traditional IRAs)                                                     60
ERISA matters                                                               67
Certain rules applicable to plans designed
     to comply with Section 404(c) of ERISA                                 68
Federal and state income tax withholding and
     information reporting                                                  68
Federal income tax withholding on periodic annuity payments                 68
Federal income tax withholding on non-periodic annuity
     payments (withdrawals)                                                 68
Mandatory withholding from TSA, governmental employer EDC
     and qualified plan distributions                                       69
Impact of taxes to AXA Equitable                                            69

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         70
--------------------------------------------------------------------------------
About our Separate Account A                                                70
About the Trusts                                                            70
About our fixed maturity options                                            70
About the general account                                                   71
About other methods of payment                                              72
Dates and prices at which contract events occur                             72
About your voting rights                                                    72

About legal proceedings                                                     73

Financial statements                                                        73
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   73
Funding changes                                                             73
Distribution of the contracts                                               73


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          75
--------------------------------------------------------------------------------

APPENDICES
--------------------------------------------------------------------------------
I -- Original contracts                                                    I-1
II -- Condensed financial information                                     II-1
III -- Market value adjustment example                                   III-1
IV -- State contract availability and/or variations of
     certain features and benefits                                        IV-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this prospectus

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                               Page
   account value                                                 37
   annuitant                                                     36
   annuity payout options                                        43
   Annuitant-Owned HR-10                                      cover
   beneficiary                                                   51
   beneficiary continuation option                               51
   business day                                                  72
   cash value                                                    37
   contract date                                                 11
   contract date anniversary                                     11
   contract year                                                 11
   contributions                                                 27
   disruptive transfer activity                                  38
   DOL                                                           54
   EDC                                                        cover
   EQAccess                                                       8
   ERISA                                                         36
   elective deferral contributions                               54
   fixed maturity amount                                         34
   fixed maturity option                                         34
   guaranteed interest option                                    34
   IRA                                                        cover
   investment options                                     cover, 29
   market adjusted amount                                        34
   market timing                                                 38
   market value adjustment                                       35
   maturity value                                                34
   nonelective contribution                                      59
   Original contracts                                    Appendix I
   portfolio                                                  cover
   processing office                                              8
   rate to maturity                                              34
   Required Beginning Date                                       66
   SAI                                                        cover
   SEC                                                        cover
   salary reduction contributions                                54
   SARSEP                                                     cover
   SEP                                                        cover
   SIMPLE IRA                                                 cover
   TOPS                                                           8
   Trusteed contracts                                         cover
   TSA                                                        cover
   Trusts                                                     cover
   unit                                                          37
   unit investment trust                                         70
   variable investment options                            cover, 29



To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
 Prospectus                         Contract or Supplemental Materials
--------------------------------------------------------------------------------
fixed maturity options              Guarantee Periods or Fixed Maturity Accounts
variable investment options         Investment Funds or Investment Divisions
account value                       Annuity Account Value
rate to maturity                    Guaranteed Rates
guaranteed interest option          Guaranteed Interest Account
unit                                Accumulation unit
unit value                          Accumulation unit value

                                                Index of key words and phrases 5

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

--------------------------------------------------------------------------------
TSA, EDC, Annuitant-Owned HR-10 and Trusteed contracts.     series 100
                                                            This series is no
                                                            longer available for
                                                            new purchasers
                                                            except in NY and NJ
                                                            (for TSA, EDC and
                                                            Trusteed).
--------------------------------------------------------------------------------
TSA, EDC, Annuitant-Owned HR-10, Trusteed, SEP and          series 200
SARSEP contracts.                                           This series is
                                                            available for new
                                                            purchasers of TSA,
                                                            EDC, Trusteed, and
                                                            Annuitant-Owned
                                                            HR-10 contracts in
                                                            all states except in
                                                            NY and NJ. Also
                                                            available for SEP
                                                            and SARSEP contracts
                                                            in MD, OR and WA.
--------------------------------------------------------------------------------
SEP and SARSEP contracts in all states except in MD, OR     series 300
and WA.
--------------------------------------------------------------------------------
SIMPLE IRA contracts in all approved states.                series 400
--------------------------------------------------------------------------------

We also have contracts that we refer to as "Original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix I, which will be referenced throughout this prospectus when it applies.

6 Index of key words and phrases

Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  7

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, NJ 07188-0463

--------------------------------------------------------------------------------
 FOR TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE
 TRUSTEED LOAN REPAYMENTS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable

Loan Repayments Lockbox
EQUI-VEST(R)
P.O. Box 13496
Newark, NJ 07188-0496


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956

--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

AXA Equitable
JPMorgan Chase
4 Chase Metrotech Center
NY Remit One Image Lockbox #13463
7th Floor
Brooklyn, NY 11245-0001
Attn: Extraction Supervisor, (718) 242-2992


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
1 MONY Plaza
Syracuse, NY 13202

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option; and

o change your TOPS personal identification number ("PIN") and your EQAccess password.

Under TOPS only you can:

o  elect the investment simplifier.

Under EQAccess only you can:

o  elect to receive certain contract statements electronically;

o  change your address; and

o  access "Frequently Asked Questions" and certain service forms.


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1-800-755-7777. You may use EQAccess by visiting our website at http:// www.axaonline.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

8  Who is AXA Equitable?

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------

You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) election of the automatic investment program (not applicable to all contracts);

(2)  election of the investment simplifier;

(3)  election of the automatic deposit service;

(4)  election of the rebalancing program;

(5)  election of required minimum distribution automatic withdrawal option;

(6) election of beneficiary continuation option (TSA, SEP, SARSEP, and SIMPLE IRA contracts only);

(7)  transfer/rollover of assets to another carrier;

(8) request for a loan (ERISA and non-ERISA TSA, governmental employer EDC (subject to state availability) and Corporate Trusteed contracts);

(9)  tax withholding election; and

(10) contract surrender and withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers among investment options; and

(4)  change of ownership (when applicable).

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.

                                                        Who is AXA Equitable?  9

EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features


--------------------------------------------------------------------------------
Professional          EQUI-VEST(R)'s variable investment options invest in
investment            different portfolios managed by professional investment
management            advisers.
--------------------------------------------------------------------------------
Guaranteed            o Principal and interest guarantees
interest option
                      o Interest rates set periodically
--------------------------------------------------------------------------------
Fixed maturity        o 10 (7 in Oregon) fixed maturity options with maturities
options                 ranging from approximately 1 to 10 years (1 to 7 in
                        Oregon).
                      o Each fixed maturity option offers a guarantee of
                        principal and interest rate if you hold it to maturity.
                      ----------------------------------------------------------
                      If you make any withdrawals (including transfers,
                      surrender or termination of your contract or when we make
                      deductions for charges) from a fixed maturity option
                      before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount
                      you have in that fixed maturity option.
                      ----------------------------------------------------------
                      Only available for contracts in states where approved.
--------------------------------------------------------------------------------
Tax advantages        o On earnings inside     No tax until you make withdrawals
                        the contract           from your contract or receive
                                               annuity payments.

                      o On transfers inside    No tax on transfers among
                        the contract           investment options.
                      ----------------------------------------------------------
                      Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), or to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this prospectus.)
--------------------------------------------------------------------------------
Contribution amounts  o $20 each contribution

                      o A maximum contribution limitation of $1.5 million
                        generally applies.
--------------------------------------------------------------------------------
Access to your money  o Partial withdrawals

                      o Several withdrawal options on a periodic basis

                      o Contract surrender

                      Withdrawals are subject to the terms of the plan and may
                      be limited. You may incur a withdrawal charge for certain
                      withdrawals or if you surrender your contract. You may
                      also incur income tax and a penalty tax.
--------------------------------------------------------------------------------
Payout options        o Fixed annuity payout options

                      o Variable annuity payout options
--------------------------------------------------------------------------------
Additional features   o Dollar cost averaging by automatic transfers
                        -- Interest sweep option
                        -- Fixed dollar option
                      o Automatic investment program (not applicable to all
                        contracts)
                      o Account value rebalancing (quarterly, semiannually, and
                        annually)
                      o No charge on transfers among investment options
                      o Waiver of withdrawal charge under certain circumstances
                      o Minimum death benefit
--------------------------------------------------------------------------------


10 EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features

--------------------------------------------------------------------------------
Fees and charges      o Daily charge on amounts invested in variable investment
                        options for mortality and expense risks and other expenses at annual rates determined by contract series: series 100 and 200 -- 1.34%; two options at 1.40%, currently (maximum of 1.49%).
                        series 300 and 400: 1.34%; four options at 1.35% (maximum of 2.00% for series 400).

                      o Annual administrative charge*:
                        series 100 and 200: $30 or 2% of the account value plus any amounts previously withdrawn during the contract year, if less.
                        series 300 and 400: $30 ($65 maximum) during the first two contract years or 2% of the account value plus any amounts previously withdrawn during the contract year, if less; $30 thereafter ($65 maximum).
                        * For individuals who own multiple contracts with combined account values over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this prospectus.

                      o Charge for third-party transfer (such as in the case of
                        a trustee-to-trustee transfer for an IRA contract) or exchange (if your contract is exchanged for a contract issued by another insurance company): series 100 and 200: none series 300 and 400: $25 current per occurrence ($65 maximum).

                      o No sales charge deducted at the time you make
                        contributions.

                      o Withdrawal charge:
                        -- series 300, 400, and Trusteed contracts under series
                           100 and 200: We deduct a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                      All SEP, SARSEP, TSA, EDC and Annuitant-owned HR-10 contracts under series 100 and 200: 6% of amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                      There is no charge in any contract year in which the amount withdrawn does not exceed 10% of your account value at the time of your withdrawal request minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this prospectus.

                      ----------------------------------------------------------
                      The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                      ----------------------------------------------------------

                      o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                      o We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                      o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee Table" later in this Prospectus for details.
--------------------------------------------------------------------------------
THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD (SEE "SELECTING YOUR INVESTMENT METHOD" LATER IN THIS PROSPECTUS).

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue


EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features
                                                                              11
age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.


12 EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features

Fee table

--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------

Maximum withdrawal charge as a percentage of contributions, or amounts with-
drawn, depending on the contract and series (deducted if you surrender your
contract or make certain withdrawals)(1)                                        6.00%
Charge if you elect a Variable Immediate Annuity payout option (which is
described in a separate prospectus for that option)                             $350
Charge for third-party transfer or exchange                                     series 100 and 200: none
                                                                                series 300 and 400: $65 maximum for
                                                                                each occurrence;
                                                                                currently $25 for each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
                                          EQ/ALLIANCE COMMON STOCK       ALL OTHER VARIABLE
                                           EQ/MONEY MARKET OPTIONS       INVESTMENT OPTIONS
                                          ------------------------    ------------------------
                                          SERIES 100    SERIES 200    SERIES 100    SERIES 200    SERIES 300    SERIES 400
                                          ----------    ----------    ----------    ----------    ----------    ----------
Maximum mortality and expense risk(2)     0.65%         1.24%         0.50%         1.09%         1.10%         1.75%
                                          (currently    (currently                                              (currently
                                          0.56%)        1.15%)                                                  1.10%)
Maximum other expenses(3)                 0.84%         0.25%         0.84%         0.25%         0.25%         0.25%
                                                                                                  (currently    (currently
                                                                                                  0.24%)(5)     0.24%)(5)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Maximum total Separate Account A annual   1.49%         1.49%         1.34%         1.34%         1.35%         2.00%
expenses(4)
                                          ==========    ==========    ==========    ==========    ==========   ===========
                                          (currently    (currently                                (currently    (currently
                                          1.40%)        1.40%)                                    1.34%)(5)     1.34%)(5)

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------

Annual administrative charge(6)
                                                                                The lesser of $30 or 2% of your account value, plus
  For series 100 and 200:                                                       any prior withdrawals during the contract year.

  For series 300 and 400:                                                       $65 maximum ($30 current)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

                                                                    Fee table 13

------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Lowest     Highest
                                                                                    ------     -------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees,
and/or other expenses(7)                                                            0.38%       8.01%

This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total         Fee       Net Total
                                                                                               Annual       Waivers       Annual
                                                                               Underlying     Expenses      and/or       Expenses
                                           Manage-                              Portfolio      Before       Expense       After
                                             ment     12b-1        Other        Fees and       Expense    Reimburse-     Expense
Portfolio Name                             Fees(8)   Fees(9)   Expenses(10)   Expenses(11)   Limitation    ments(12)   Limitations
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     0.10%     0.25%     0.19%           0.91%         1.45%        (0.19)%      1.26%
AXA Conservative Allocation                   0.10%     0.25%     0.22%           0.58%         1.15%        (0.22)%      0.93%
AXA Conservative-Plus Allocation              0.10%     0.25%     0.19%           0.64%         1.18%        (0.19)%      0.99%
AXA Moderate Allocation                       0.10%       --      0.17%           0.71%         0.98%        (0.17)%      0.81%
AXA Moderate-Plus Allocation                  0.10%     0.25%     0.17%           0.84%         1.36%        (0.17)%      1.19%
AXA Premier VIP Aggressive Equity             0.60%       --      0.20%             --          0.80%           --        0.80%
AXA Premier VIP Core Bond                     0.60%     0.25%     0.18%             --          1.03%        (0.08)%      0.95%
AXA Premier VIP Health Care                   1.20%     0.25%     0.28%             --          1.73%         0.00%       1.73%
AXA Premier VIP High Yield                    0.58%       --      0.18%             --          0.76%           --        0.76%
AXA Premier VIP International Equity          1.05%     0.25%     0.28%             --          1.58%         0.00%       1.58%
AXA Premier VIP Large Cap Core Equity         0.90%     0.25%     0.25%             --          1.40%        (0.05)%      1.35%
AXA Premier VIP Large Cap Growth              0.90%     0.25%     0.23%             --          1.38%        (0.03)%      1.35%
AXA Premier VIP Large Cap Value               0.90%     0.25%     0.22%             --          1.37%        (0.02)%      1.35%
AXA Premier VIP Mid Cap Growth                1.10%     0.25%     0.25%             --          1.60%         0.00%       1.60%
AXA Premier VIP Mid Cap Value                 1.10%     0.25%     0.19%             --          1.54%         0.00%       1.54%
AXA Premier VIP Technology                    1.20%     0.25%     0.22%             --          1.67%         0.00%       1.67%
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                      0.47%       --      0.13%             --          0.60%           --        0.60%
EQ/Alliance Growth and Income                 0.56%       --      0.13%             --          0.69%           --        0.69%
EQ/Alliance Intermediate Government
 Securities                                   0.50%       --      0.14%             --          0.64%           --        0.64%
EQ/Alliance International                     0.72%       --      0.21%             --          0.93%        (0.08)%      0.85%
EQ/Alliance Large Cap Growth                  0.90%     0.25%     0.13%             --          1.28%        (0.23)%      1.05%
EQ/Alliance Quality Bond                      0.50%       --      0.13%             --          0.63%           --        0.63%
EQ/Alliance Small Cap Growth                  0.75%       --      0.13%             --          0.88%           --        0.88%
EQ/Ariel Appreciation II                      0.75%     0.25%     7.01%             --          8.01%        (6.86)%      1.15%
EQ/Bear Stearns Small Company Growth          1.00%     0.25%     0.20%             --          1.45%        (0.15)%      1.30%
EQ/Bernstein Diversified Value                0.61%     0.25%     0.13%             --          0.99%        (0.04)%      0.95%
EQ/Boston Advisors Equity Income              0.75%     0.25%     0.16%             --          1.16%        (0.11)%      1.05%
EQ/Calvert Socially Responsible               0.65%     0.25%     0.27%             --          1.17%        (0.12)%      1.05%
EQ/Capital Guardian Growth                    0.65%     0.25%     0.17%             --          1.07%        (0.12)%      0.95%
EQ/Capital Guardian International             0.85%     0.25%     0.23%             --          1.33%        (0.13)%      1.20%
EQ/Capital Guardian Research                  0.65%     0.25%     0.13%             --          1.03%        (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity               0.65%     0.25%     0.13%             --          1.03%        (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond             0.60%     0.25%     0.24%             --          1.09%        (0.09)%      1.00%
EQ/Equity 500 Index                           0.25%       --      0.13%             --          0.38%           --        0.38%
EQ/Evergreen International Bond               0.70%     0.25%     6.36%             --          7.31%        (6.16)%      1.15%
EQ/Evergreen Omega                            0.65%     0.25%     0.18%             --          1.08%         0.00%       1.08%
EQ/FI Mid Cap                                 0.69%     0.25%     0.14%             --          1.08%        (0.08)%      1.00%
EQ/FI Mid Cap Value                           0.73%     0.25%     0.14%             --          1.12%        (0.02)%      1.10%
EQ/GAMCO Mergers and Acquisitions             0.90%     0.25%     0.66%             --          1.81%        (0.36)%      1.45%
EQ/GAMCO Small Company Value                  0.79%     0.25%     0.14%             --          1.18%         0.00%       1.18%
EQ/International Growth                       0.85%     0.25%     0.29%             --          1.39%         0.00%       1.39%
EQ/Janus Large Cap Growth                     0.90%     0.25%     0.15%             --          1.30%        (0.15)%      1.15%
EQ/JPMorgan Core Bond                         0.44%     0.25%     0.13%             --          0.82%         0.00%       0.82%
EQ/JPMorgan Value Opportunities               0.60%     0.25%     0.15%             --          1.00%        (0.05)%      0.95%
EQ/Lazard Small Cap Value                     0.73%     0.25%     0.14%             --          1.12%        (0.02)%      1.10%
EQ/Legg Mason Value Equity                    0.65%     0.25%     3.07%             --          3.97%        (2.97)%      1.00%
EQ/Long Term Bond                             0.50%     0.25%     0.18%             --          0.93%         0.00%       0.93%
EQ/Lord Abbett Growth and Income              0.65%     0.25%     0.93%             --          1.83%        (0.83)%      1.00%
----------------------------------------------------------------------------------------------------------------------------------


14 Fee table

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total         Fee       Net Total
                                                                                               Annual       Waivers       Annual
                                                                               Underlying     Expenses      and/or       Expenses
                                           Manage-                              Portfolio      Before       Expense       After
                                             ment     12b-1        Other        Fees and       Expense    Reimburse-     Expense
Portfolio Name                             Fees(8)   Fees(9)   Expenses(10)   Expenses(11)   Limitation    ments(12)   Limitations
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                 0.65%     0.25%     1.32%             --          2.22%        (1.22)%      1.00%
EQ/Lord Abbett Mid Cap Value                  0.70%     0.25%     0.40%             --          1.35%        (0.30)%      1.05%
EQ/Marsico Focus                              0.87%     0.25%     0.13%             --          1.25%        (0.10)%      1.15%
EQ/Mercury Basic Value Equity                 0.57%     0.25%     0.13%             --          0.95%         0.00%       0.95%
EQ/Mercury International Value                0.85%     0.25%     0.23%             --          1.33%        (0.08)%      1.25%
EQ/MFS Emerging Growth Companies              0.65%     0.25%     0.14%             --          1.04%           --        1.04%
EQ/MFS Investors Trust                        0.60%     0.25%     0.18%             --          1.03%        (0.08)%      0.95%
EQ/Money Market                               0.34%       --      0.13%             --          0.47%           --        0.47%
EQ/Montag & Caldwell Growth                   0.75%     0.25%     0.16%             --          1.16%        (0.01)%      1.15%
EQ/PIMCO Real Return                          0.55%     0.25%     0.24%             --          1.04%        (0.14)%      0.90%
EQ/Short Duration Bond                        0.44%     0.25%     0.14%             --          0.83%         0.00%       0.83%
EQ/Small Company Index                        0.25%     0.25%     0.16%             --          0.66%         0.00%       0.66%
EQ/TCW Equity                                 0.80%     0.25%     0.16%             --          1.21%        (0.06)%      1.15%
EQ/UBS Growth and Income                      0.75%     0.25%     0.19%             --          1.19%        (0.14)%      1.05%
EQ/Van Kampen Comstock                        0.65%     0.25%     0.39%             --          1.29%        (0.29)%      1.00%
EQ/Van Kampen Emerging Markets Equity         1.15%     0.25%     0.48%             --          1.88%        (0.08)%      1.80%
EQ/Van Kampen Mid Cap Growth                  0.70%     0.25%     0.83%             --          1.78%        (0.73)%      1.05%
EQ/Wells Fargo Montgomery Small Cap           0.85%     0.25%     2.28%             --          3.38%        (2.08)%      1.30%
----------------------------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Eq      1.50%     0.25%     1.48%             --          3.23%        (0.02)%      3.21%
----------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                   0.75%     0.35%     0.28%             --          1.38%        (0.10)%      1.28%
----------------------------------------------------------------------------------------------------------------------------------



Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charges" in "Charges and expenses" later in this prospectus.

(2)  A portion of this charge is for providing the death benefit.

(3) For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.

(4) For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2005 would have been 2.15% for the AXA Moderate Allocation option; 2.14% for the AXA Premier VIP Aggressive Equity option; 2.00% for the EQ/Alliance Common Stock option; and 1.87% for the EQ/Money Market option.

(5) For all variable investment options other than AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock and EQ/Money Market.

(6) For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated expense amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(8) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (12) for any expense limitation agreement information.

(9) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.

(10) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (12) for any expense limitation agreement information.

(11) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(12) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Fund, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying Trust for more information about the


                                                                    Fee table 15
     arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


----------------------------------------------------------
   Portfolio Name
----------------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.73%
----------------------------------------------------------
   AXA Premier VIP Health Care             1.71%
----------------------------------------------------------
   AXA Premier VIP International Equity    1.54%
----------------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.33%
----------------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.33%
----------------------------------------------------------
   AXA Premier VIP Large Cap Value         1.29%
----------------------------------------------------------
   AXA Premier VIP Mid Cap Growth          1.55%
----------------------------------------------------------
   AXA Premier VIP Mid Cap Value           1.49%
----------------------------------------------------------
   AXA Premier VIP Technology              1.61%
----------------------------------------------------------
   EQ/Alliance Common Stock                0.58%
----------------------------------------------------------
   EQ/Alliance Growth and Income           0.66%
----------------------------------------------------------
   EQ/Alliance International               0.84%
----------------------------------------------------------
   EQ/Alliance Large Cap Growth            1.02%
----------------------------------------------------------
   EQ/Alliance Small Cap Growth            0.84%
----------------------------------------------------------
   EQ/Bernstein Diversified Value          0.88%
----------------------------------------------------------
   EQ/Boston Advisors Equity Income        1.04%
----------------------------------------------------------
   EQ/Calvert Socially Responsible         1.03%
----------------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
----------------------------------------------------------
   EQ/Capital Guardian International       1.18%
----------------------------------------------------------
   EQ/Capital Guardian Research            0.94%
----------------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
----------------------------------------------------------
   EQ/Evergreen Omega                      0.88%
----------------------------------------------------------
   EQ/FI Mid Cap                           0.95%
----------------------------------------------------------
   EQ/FI Mid Cap Value                     1.08%
----------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.38%
----------------------------------------------------------
   EQ/GAMCO Small Company Value            1.17%
----------------------------------------------------------
   EQ/International Growth                 1.22%
----------------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
----------------------------------------------------------
   EQ/Lazard Small Cap Value               1.01%
----------------------------------------------------------
   EQ/Legg Mason Value Equity              0.99%
----------------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.97%
----------------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
----------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.01%
----------------------------------------------------------
   EQ/Marsico Focus                        1.14%
----------------------------------------------------------
   EQ/Mercury Basic Value Equity           0.93%
----------------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.01%
----------------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
----------------------------------------------------------
   EQ/Montag & Caldwell Growth             1.12%
----------------------------------------------------------
   EQ/UBS Growth and Income                1.04%
----------------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
----------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.78%
----------------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.02%
----------------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.12%
----------------------------------------------------------



EXAMPLES

These examples are intended to help you compare the cost of investing in each type of EQUI-VEST(R) series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2005, which results in an estimated annual charge of 0.0661% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


16 Fee table

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                    Fee table 17

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR TSA, UNIVERSITY TSA, SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:



--------------------------------------------------------------------------------------------------------
                                                      If you surrender your contract at the end of the
                                                                   applicable time period
--------------------------------------------------------------------------------------------------------
                                                    1 year        3 years       5 years        10 years
--------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                           $  851         $1,490        $2,156         $3,611
AXA Conservative Allocation                         $  821         $1,402        $2,010         $3,319
AXA Conservative-Plus Allocation                    $  824         $1,411        $2,025         $3,349
AXA Moderate Allocation                             $  747         $1,181        $1,643         $2,560
AXA Moderate-Plus Allocation                        $  842         $1,464        $2,112         $3,525
AXA Premier VIP Aggressive Equity                   $  747         $1,181        $1,643         $2,560
AXA Premier VIP Core Bond                           $  809         $1,366        $1,951         $3,200
AXA Premier VIP Health Care                         $  878         $1,572        $2,290         $3,876
AXA Premier VIP High Yield                          $  782         $1,286        $1,818         $2,926
AXA Premier VIP International Equity                $  863         $1,528        $2,219         $3,735
AXA Premier VIP Large Cap Core Equity               $  846         $1,476        $2,132         $3,563
AXA Premier VIP Large Cap Growth                    $  844         $1,470        $2,122         $3,544
AXA Premier VIP Large Cap Value                     $  843         $1,467        $2,117         $3,534
AXA Premier VIP Mid Cap Growth                      $  865         $1,534        $2,228         $3,754
AXA Premier VIP Mid Cap Value                       $  859         $1,517        $2,199         $3,697
AXA Premier VIP Technology                          $  872         $1,555        $2,262         $3,820
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                            $  747         $1,181        $1,643         $2,560
EQ/Alliance Growth and Income                       $  775         $1,264        $1,782         $2,851
EQ/Alliance Intermediate Government Securities      $  770         $1,249        $1,757         $2,799
EQ/Alliance International                           $  799         $1,336        $1,901         $3,097
EQ/Alliance Large Cap Growth                        $  833         $1,439        $2,072         $3,444
EQ/Alliance Quality Bond                            $  784         $1,291        $1,826         $2,944
EQ/Alliance Small Cap Growth                        $  794         $1,321        $1,876         $3,046
EQ/Ariel Appreciation II                            $1,501         $3,286        $4,900         $8,132
EQ/Bear Stearns Small Company Growth                $  850         $1,489        $2,155         $3,608
EQ/Bernstein Diversified Value                      $  805         $1,354        $1,930         $3,157
EQ/Boston Advisors Equity Income                    $  821         $1,404        $2,014         $3,326
EQ/Calvert Socially Responsible                     $  822         $1,407        $2,019         $3,336
EQ/Capital Guardian Growth                          $  812         $1,377        $1,970         $3,237
EQ/Capital Guardian International                   $  838         $1,454        $2,096         $3,493
EQ/Capital Guardian Research                        $  809         $1,365        $1,950         $3,197
EQ/Capital Guardian U.S. Equity                     $  809         $1,365        $1,950         $3,197
EQ/Caywood-Scholl High Yield Bond                   $  814         $1,383        $1,979         $3,257
EQ/Equity 500 Index                                 $  744         $1,171        $1,626         $2,525
EQ/Evergreen International Bond                     $1,432         $3,106        $4,645         $7,790
EQ/Evergreen Omega                                  $  813         $1,380        $1,974         $3,247
EQ/FI Mid Cap                                       $  813         $1,380        $1,974         $3,247
EQ/FI Mid Cap Value                                 $  817         $1,392        $1,994         $3,287
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                             If you annuitize at the end of the
                                                                   applicable time period
--------------------------------------------------------------------------------------------------------
                                                    1 year        3 years       5 years        10 years
--------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                           $  650         $1,267        $1,910          $3,632
AXA Conservative Allocation                         $  618         $1,173        $1,755          $3,330
AXA Conservative-Plus Allocation                    $  621         $1,183        $1,770          $3,361
AXA Moderate Allocation                             $  541         $  940        $1,364          $2,544
AXA Moderate-Plus Allocation                        $  640         $1,239        $1,863          $3,542
AXA Premier VIP Aggressive Equity                   $  541         $  940        $1,364          $2,544
AXA Premier VIP Core Bond                           $  606         $1,136        $1,692          $3,206
AXA Premier VIP Health Care                         $  679         $1,354        $2,053          $3,906
AXA Premier VIP High Yield                          $  577         $1,051        $1,550          $2,923
AXA Premier VIP International Equity                $  663         $1,308        $1,976          $3,760
AXA Premier VIP Large Cap Core Equity               $  644         $1,252        $1,884          $3,582
AXA Premier VIP Large Cap Growth                    $  642         $1,245        $1,874          $3,562
AXA Premier VIP Large Cap Value                     $  641         $1,242        $1,869          $3,552
AXA Premier VIP Mid Cap Growth                      $  665         $1,314        $1,986          $3,780
AXA Premier VIP Mid Cap Value                       $  659         $1,295        $1,956          $3,721
AXA Premier VIP Technology                          $  673         $1,336        $2,022          $3,848
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                            $  541         $  940        $1,364          $2,544
EQ/Alliance Growth and Income                       $  570         $1,028        $1,511          $2,845
EQ/Alliance Intermediate Government Securities      $  564         $1,012        $1,485          $2,791
EQ/Alliance International                           $  595         $1,103        $1,638          $3,099
EQ/Alliance Large Cap Growth                        $  632         $1,213        $1,821          $3,459
EQ/Alliance Quality Bond                            $  579         $1,056        $1,559          $2,941
EQ/Alliance Small Cap Growth                        $  590         $1,088        $1,612          $3,047
EQ/Ariel Appreciation II                            $1,338         $3,171        $4,830          $8,319
EQ/Bear Stearns Small Company Growth                $  649         $1,266        $1,908          $3,629
EQ/Bernstein Diversified Value                      $  601         $1,122        $1,670          $3,162
EQ/Boston Advisors Equity Income                    $  619         $1,176        $1,758          $3,337
EQ/Calvert Socially Responsible                     $  620         $1,179        $1,764          $3,347
EQ/Capital Guardian Growth                          $  610         $1,147        $1,711          $3,245
EQ/Capital Guardian International                   $  637         $1,229        $1,846          $3,509
EQ/Capital Guardian Research                        $  605         $1,135        $1,691          $3,203
EQ/Capital Guardian U.S. Equity                     $  605         $1,135        $1,691          $3,203
EQ/Caywood-Scholl High Yield Bond                   $  612         $1,154        $1,722          $3,265
EQ/Equity 500 Index                                 $  537         $  929        $1,346          $2,508
EQ/Evergreen International Bond                     $1,264         $2,981        $4,558          $7,964
EQ/Evergreen Omega                                  $  611         $1,151        $1,717          $3,255
EQ/FI Mid Cap                                       $  611         $1,151        $1,717          $3,255
EQ/FI Mid Cap Value                                 $  615         $1,163        $1,738          $3,296
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                             If you annuitize at the end of the
                                                                   applicable time period
--------------------------------------------------------------------------------------------------------
                                                    1 year        3 years       5 years        10 years
--------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                           $300           $  917        $1,560         $3,282
AXA Conservative Allocation                         $268           $  823        $1,405         $2,980
AXA Conservative-Plus Allocation                    $271           $  833        $1,420         $3,011
AXA Moderate Allocation                             $191           $  590        $1,014         $2,194
AXA Moderate-Plus Allocation                        $290           $  889        $1,513         $3,192
AXA Premier VIP Aggressive Equity                   $191           $  590        $1,014         $2,194
AXA Premier VIP Core Bond                           $256           $  786        $1,342         $2,856
AXA Premier VIP Health Care                         $329           $1,004        $1,703         $3,556
AXA Premier VIP High Yield                          $227           $  701        $1,200         $2,573
AXA Premier VIP International Equity                $313           $  958        $1,626         $3,410
AXA Premier VIP Large Cap Core Equity               $294           $  902        $1,534         $3,232
AXA Premier VIP Large Cap Growth                    $292           $  895        $1,524         $3,212
AXA Premier VIP Large Cap Value                     $291           $  892        $1,519         $3,202
AXA Premier VIP Mid Cap Growth                      $315           $  964        $1,636         $3,430
AXA Premier VIP Mid Cap Value                       $309           $  945        $1,606         $3,371
AXA Premier VIP Technology                          $323           $  986        $1,672         $3,498
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                            $191           $  590        $1,014         $2,194
EQ/Alliance Growth and Income                       $220           $  678        $1,161         $2,495
EQ/Alliance Intermediate Government Securities      $214           $  662        $1,135         $2,441
EQ/Alliance International                           $245           $  753        $1,288         $2,749
EQ/Alliance Large Cap Growth                        $282           $  863        $1,471         $3,109
EQ/Alliance Quality Bond                            $229           $  706        $1,209         $2,591
EQ/Alliance Small Cap Growth                        $240           $  738        $1,262         $2,697
EQ/Ariel Appreciation II                            $988           $2,821        $4,480         $7,969
EQ/Bear Stearns Small Company Growth                $299           $  916        $1,558         $3,279
EQ/Bernstein Diversified Value                      $251           $  772        $1,320         $2,812
EQ/Boston Advisors Equity Income                    $269           $  826        $1,408         $2,987
EQ/Calvert Socially Responsible                     $270           $  829        $1,414         $2,997
EQ/Capital Guardian Growth                          $260           $  797        $1,361         $2,895
EQ/Capital Guardian International                   $287           $  879        $1,496         $3,159
EQ/Capital Guardian Research                        $255           $  785        $1,341         $2,853
EQ/Capital Guardian U.S. Equity                     $255           $  785        $1,341         $2,853
EQ/Caywood-Scholl High Yield Bond                   $262           $  804        $1,372         $2,915
EQ/Equity 500 Index                                 $187           $  579        $  996         $2,158
EQ/Evergreen International Bond                     $914           $2,631        $4,208         $7,614
EQ/Evergreen Omega                                  $261           $  801        $1,367         $2,905
EQ/FI Mid Cap                                       $261           $  801        $1,367         $2,905
EQ/FI Mid Cap Value                                 $265           $  813        $1,388         $2,946
--------------------------------------------------------------------------------------------------------


18 Fee table

-------------------------------------------------------------------------------------------
                                           If you surrender your contract at the end of the
                                                        applicable time period
                                           ------------------------------------------------
                                                1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions              $  886     $1,595     $2,327      $3,947
EQ/GAMCO Small Company Value                   $  823     $1,410     $2,023      $3,346
EQ/International Growth                        $  844     $1,472     $2,126      $3,551
EQ/Janus Large Cap Growth                      $  835     $1,445     $2,082      $3,464
EQ/JPMorgan Core Bond                          $  788     $1,303     $1,846      $2,985
EQ/JPMorgan Value Opportunities                $  806     $1,357     $1,935      $3,167
EQ/Lazard Small Cap Value                      $  817     $1,392     $1,994      $3,287
EQ/Legg Mason Value Equity                     $1,100     $2,210     $3,306      $5,732
EQ/Long Term Bond                              $  799     $1,336     $1,901      $3,097
EQ/Lord Abbett Growth and Income               $  888     $1,601     $2,336      $3,965
EQ/Lord Abbett Large Cap Core                  $  927     $1,714     $2,520      $4,318
EQ/Lord Abbett Mid Cap Value                   $  840     $1,460     $2,106      $3,512
EQ/Marsico Focus                               $  830     $1,431     $2,058      $3,415
EQ/Mercury Basic Value Equity                  $  801     $1,342     $1,911      $3,117
EQ/Mercury International Value                 $  838     $1,454     $2,096      $3,493
EQ/MFS Emerging Growth Companies               $  810     $1,368     $1,955      $3,207
EQ/MFS Investors Trust                         $  809     $1,365     $1,950      $3,197
EQ/Money Market                                $  747     $1,181     $1,643      $2,560
EQ/Montag & Caldwell Growth                    $  821     $1,404     $2,014      $3,326
EQ/PIMCO Real Return                           $  810     $1,368     $1,955      $3,207
EQ/Short Duration Bond                         $  789     $1,306     $1,851      $2,995
EQ/Small Company Index                         $  772     $1,255     $1,767      $2,820
EQ/TCW Equity                                  $  826     $1,419     $2,038      $3,376
EQ/UBS Growth and Income                       $  824     $1,413     $2,028      $3,356
EQ/Van Kampen Comstock                         $  834     $1,442     $2,077      $3,454
EQ/Van Kampen Emerging Markets Equity          $  893     $1,615     $2,360      $4,011
EQ/Van Kampen Mid Cap Growth                   $  883     $1,586     $2,313      $3,919
EQ/Wells Fargo Montgomery Small Cap            $1,042     $2,045     $3,048      $5,284
-------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $1,027     $2,004     $2,983      $5,168
-------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                    $  844     $1,470     $2,122      $3,544
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                 If you annuitize at the end of the
                                                       applicable time period
                                               --------------------------------------------
                                                1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                $687     $1,378     $2,092      $3,980
EQ/GAMCO Small Company Value                     $621     $1,182     $1,769      $3,357
EQ/International Growth                          $643     $1,248     $1,877      $3,569
EQ/Janus Large Cap Growth                        $634     $1,219     $1,831      $3,479
EQ/JPMorgan Core Bond                            $583     $1,069     $1,580      $2,984
EQ/JPMorgan Value Opportunities                  $602     $1,125     $1,675      $3,172
EQ/Lazard Small Cap Value                        $615     $1,163     $1,738      $3,296
EQ/Legg Mason Value Equity                       $914     $2,031     $3,133      $5,829
EQ/Long Term Bond                                $595     $1,103     $1,638      $3,099
EQ/Lord Abbett Growth and Income                 $689     $1,384     $2,102      $3,999
EQ/Lord Abbett Large Cap Core                    $730     $1,504     $2,297      $4,363
EQ/Lord Abbett Mid Cap Value                     $639     $1,235     $1,857      $3,529
EQ/Marsico Focus                                 $628     $1,204     $1,805      $3,429
EQ/Mercury Basic Value Equity                    $597     $1,110     $1,649      $3,120
EQ/Mercury International Value                   $637     $1,229     $1,846      $3,509
EQ/MFS Emerging Growth Companies                 $606     $1,138     $1,696      $3,214
EQ/MFS Investors Trust                           $605     $1,135     $1,691      $3,203
EQ/Money Market                                  $541     $  940     $1,364      $2,544
EQ/Montag & Caldwell Growth                      $619     $1,176     $1,758      $3,337
EQ/PIMCO Real Return                             $606     $1,138     $1,696      $3,214
EQ/Short Duration Bond                           $584     $1,072     $1,586      $2,994
EQ/Small Company Index                           $566     $1,018     $1,496      $2,813
EQ/TCW Equity                                    $624     $1,191     $1,784      $3,388
EQ/UBS Growth and Income                         $622     $1,185     $1,774      $3,368
EQ/Van Kampen Comstock                           $633     $1,216     $1,826      $3,469
EQ/Van Kampen Emerging Markets Equity            $694     $1,400     $2,127      $4,046
EQ/Van Kampen Mid Cap Growth                     $684     $1,369     $2,076      $3,951
EQ/Wells Fargo Montgomery Small Cap              $852     $1,855     $2,859      $5,365
---------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     $836     $1,811     $2,789      $5,244
------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $642     $1,245     $1,874      $3,562
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                           If you do not surrender your contract at
                                                        the end of the
                                                    applicable time period
-------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions            $337     $1,028     $1,742     $3,630
EQ/GAMCO Small Company Value                 $271     $  832     $1,419     $3,007
EQ/International Growth                      $293     $  898     $1,527     $3,219
EQ/Janus Large Cap Growth                    $284     $  869     $1,481     $3,129
EQ/JPMorgan Core Bond                        $233     $  719     $1,230     $2,634
EQ/JPMorgan Value Opportunities              $252     $  775     $1,325     $2,822
EQ/Lazard Small Cap Value                    $265     $  813     $1,388     $2,946
EQ/Legg Mason Value Equity                   $564     $1,681     $2,783     $5,479
EQ/Long Term Bond                            $245     $  753     $1,288     $2,749
EQ/Lord Abbett Growth and Income             $339     $1,034     $1,752     $3,649
EQ/Lord Abbett Large Cap Core                $380     $1,154     $1,947     $4,013
EQ/Lord Abbett Mid Cap Value                 $289     $  885     $1,507     $3,179
EQ/Marsico Focus                             $278     $  854     $1,455     $3,079
EQ/Mercury Basic Value Equity                $247     $  760     $1,299     $2,770
EQ/Mercury International Value               $287     $  879     $1,496     $3,159
EQ/MFS Emerging Growth Companies             $256     $  788     $1,346     $2,864
EQ/MFS Investors Trust                       $255     $  785     $1,341     $2,853
EQ/Money Market                              $191     $  590     $1,014     $2,194
EQ/Montag & Caldwell Growth                  $269     $  826     $1,408     $2,987
EQ/PIMCO Real Return                         $256     $  788     $1,346     $2,864
EQ/Short Duration Bond                       $234     $  722     $1,236     $2,644
EQ/Small Company Index                       $216     $  668     $1,146     $2,463
EQ/TCW Equity                                $274     $  841     $1,434     $3,038
EQ/UBS Growth and Income                     $272     $  835     $1,424     $3,018
EQ/Van Kampen Comstock                       $283     $  866     $1,476     $3,119
EQ/Van Kampen Emerging Markets Equity        $344     $1,050     $1,777     $3,696
EQ/Van Kampen Mid Cap Growth                 $334     $1,019     $1,726     $3,601
EQ/Wells Fargo Montgomery Small Cap          $502     $1,505     $2,509     $5,015
-------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity $486     $1,461     $2,439     $4,894
-------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------
U.S. Real Estate - Class II                  $292     $  895     $1,524     $3,212
-------------------------------------------------------------------------------------



                                                                    Fee table 19

EQUI-VEST(R) SERIES 200 TRUSTEED CONTRACTS:



------------------------------------------------------------------------------------------------
                                               If you surrender your contract at the end of the
                                                           applicable time period
------------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  851     $1,490     $2,156      $3,282
AXA Conservative Allocation                       $  821     $1,402     $2,005      $2,980
AXA Conservative-Plus Allocation                  $  824     $1,411     $2,020      $3,011
AXA Moderate Allocation                           $  747     $1,181     $1,614      $2,194
AXA Moderate-Plus Allocation                      $  842     $1,464     $2,112      $3,192
AXA Premier VIP Aggressive Equity                 $  747     $1,181     $1,614      $2,194
AXA Premier VIP Core Bond                         $  809     $1,366     $1,942      $2,856
AXA Premier VIP Health Care                       $  878     $1,572     $2,290      $3,556
AXA Premier VIP High Yield                        $  782     $1,286     $1,800      $2,573
AXA Premier VIP International Equity              $  863     $1,528     $2,219      $3,410
AXA Premier VIP Large Cap Core Equity             $  846     $1,476     $2,132      $3,232
AXA Premier VIP Large Cap Growth                  $  844     $1,470     $2,122      $3,212
AXA Premier VIP Large Cap Value                   $  843     $1,467     $2,117      $3,202
AXA Premier VIP Mid Cap Growth                    $  865     $1,534     $2,228      $3,430
AXA Premier VIP Mid Cap Value                     $  859     $1,517     $2,199      $3,371
AXA Premier VIP Technology                        $  872     $1,555     $2,262      $3,498
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  747     $1,181     $1,614      $2,194
EQ/Alliance Growth and Income                     $  775     $1,264     $1,761      $2,495
EQ/Alliance Intermediate Government Securities    $  770     $1,249     $1,735      $2,441
EQ/Alliance International                         $  799     $1,336     $1,888      $2,749
EQ/Alliance Large Cap Growth                      $  833     $1,439     $2,071      $3,109
EQ/Alliance Quality Bond                          $  784     $1,291     $1,809      $2,591
EQ/Alliance Small Cap Growth                      $  794     $1,321     $1,862      $2,697
EQ/Ariel Appreciation II                          $1,501     $3,286     $4,900      $7,969
EQ/Bear Stearns Small Company Growth              $  850     $1,489     $2,155      $3,279
EQ/Bernstein Diversified Value                    $  805     $1,354     $1,920      $2,812
EQ/Boston Advisors Equity Income                  $  821     $1,404     $2,008      $2,987
EQ/Calvert Socially Responsible                   $  822     $1,407     $2,014      $2,997
EQ/Capital Guardian Growth                        $  812     $1,377     $1,961      $2,895
EQ/Capital Guardian International                 $  838     $1,454     $2,096      $3,159
EQ/Capital Guardian Research                      $  809     $1,365     $1,941      $2,853
EQ/Capital Guardian U.S. Equity                   $  809     $1,365     $1,941      $2,853
EQ/Caywood-Scholl High Yield Bond                 $  814     $1,383     $1,972      $2,915
EQ/Equity 500 Index                               $  744     $1,171     $1,596      $2,158
EQ/Evergreen International Bond                   $1,432     $3,106     $4,645      $7,614
EQ/Evergreen Omega                                $  813     $1,380     $1,967      $2,905
EQ/FI Mid Cap                                     $  813     $1,380     $1,967      $2,905
EQ/FI Mid Cap Value                               $  817     $1,392     $1,988      $2,946
EQ/GAMCO Mergers and Acquisitions                 $  886     $1,595     $2,327      $3,630
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                                     If you annuitize at the end of the
                                                           applicable time period
------------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  650     $1,267     $1,910      $3,632
AXA Conservative Allocation                       $  618     $1,173     $1,755      $3,330
AXA Conservative-Plus Allocation                  $  621     $1,183     $1,770      $3,361
AXA Moderate Allocation                           $  541     $  940     $1,364      $2,544
AXA Moderate-Plus Allocation                      $  640     $1,239     $1,863      $3,542
AXA Premier VIP Aggressive Equity                 $  541     $  940     $1,364      $2,544
AXA Premier VIP Core Bond                         $  606     $1,136     $1,692      $3,206
AXA Premier VIP Health Care                       $  679     $1,354     $2,053      $3,906
AXA Premier VIP High Yield                        $  577     $1,051     $1,550      $2,923
AXA Premier VIP International Equity              $  663     $1,308     $1,976      $3,760
AXA Premier VIP Large Cap Core Equity             $  644     $1,252     $1,884      $3,582
AXA Premier VIP Large Cap Growth                  $  642     $1,245     $1,874      $3,562
AXA Premier VIP Large Cap Value                   $  641     $1,242     $1,869      $3,552
AXA Premier VIP Mid Cap Growth                    $  665     $1,314     $1,986      $3,780
AXA Premier VIP Mid Cap Value                     $  659     $1,295     $1,956      $3,721
AXA Premier VIP Technology                        $  673     $1,336     $2,022      $3,848
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  541     $  940     $1,364      $2,544
EQ/Alliance Growth and Income                     $  570     $1,028     $1,511      $2,845
EQ/Alliance Intermediate Government Securities    $  564     $1,012     $1,485      $2,791
EQ/Alliance International                         $  595     $1,103     $1,638      $3,099
EQ/Alliance Large Cap Growth                      $  632     $1,213     $1,821      $3,459
EQ/Alliance Quality Bond                          $  579     $1,056     $1,559      $2,941
EQ/Alliance Small Cap Growth                      $  590     $1,088     $1,612      $3,047
EQ/Ariel Appreciation II                          $1,338     $3,171     $4,830      $8,319
EQ/Bear Stearns Small Company Growth              $  649     $1,266     $1,908      $3,629
EQ/Bernstein Diversified Value                    $  601     $1,122     $1,670      $3,162
EQ/Boston Advisors Equity Income                  $  619     $1,176     $1,758      $3,337
EQ/Calvert Socially Responsible                   $  620     $1,179     $1,764      $3,347
EQ/Capital Guardian Growth                        $  610     $1,147     $1,711      $3,245
EQ/Capital Guardian International                 $  637     $1,229     $1,846      $3,509
EQ/Capital Guardian Research                      $  605     $1,135     $1,691      $3,203
EQ/Capital Guardian U.S. Equity                   $  605     $1,135     $1,691      $3,203
EQ/Caywood-Scholl High Yield Bond                 $  612     $1,154     $1,722      $3,265
EQ/Equity 500 Index                               $  537     $  929     $1,346      $2,508
EQ/Evergreen International Bond                   $1,264     $2,981     $4,558      $7,964
EQ/Evergreen Omega                                $  611     $1,151     $1,717      $3,255
EQ/FI Mid Cap                                     $  611     $1,151     $1,717      $3,255
EQ/FI Mid Cap Value                               $  615     $1,163     $1,738      $3,296
EQ/GAMCO Mergers and Acquisitions                 $  687     $1,378     $2,092      $3,980
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of the
                                                                applicable time period
----------------------------------------------------------------------------------------------------------
                                                       1 year    3 years    5 years     10 years
----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                               $300     $  917     $1,560      $3,282
AXA Conservative Allocation                             $268     $  823     $1,405      $2,980
AXA Conservative-Plus Allocation                        $271     $  833     $1,420      $3,011
AXA Moderate Allocation                                 $191     $  590     $1,014      $2,194
AXA Moderate-Plus Allocation                            $290     $  889     $1,513      $3,192
AXA Premier VIP Aggressive Equity                       $191     $  590     $1,014      $2,194
AXA Premier VIP Core Bond                               $256     $  786     $1,342      $2,856
AXA Premier VIP Health Care                             $329     $1,004     $1,703      $3,556
AXA Premier VIP High Yield                              $227     $  701     $1,200      $2,573
AXA Premier VIP International Equity                    $313     $  958     $1,626      $3,410
AXA Premier VIP Large Cap Core Equity                   $294     $  902     $1,534      $3,232
AXA Premier VIP Large Cap Growth                        $292     $  895     $1,524      $3,212
AXA Premier VIP Large Cap Value                         $291     $  892     $1,519      $3,202
AXA Premier VIP Mid Cap Growth                          $315     $  964     $1,636      $3,430
AXA Premier VIP Mid Cap Value                           $309     $  945     $1,606      $3,371
AXA Premier VIP Technology                              $323     $  986     $1,672      $3,498
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                                $191     $  590     $1,014      $2,194
EQ/Alliance Growth and Income                           $220     $  678     $1,161      $2,495
EQ/Alliance Intermediate Government Securities          $214     $  662     $1,135      $2,441
EQ/Alliance International                               $245     $  753     $1,288      $2,749
EQ/Alliance Large Cap Growth                            $282     $  863     $1,471      $3,109
EQ/Alliance Quality Bond                                $229     $  706     $1,209      $2,591
EQ/Alliance Small Cap Growth                            $240     $  738     $1,262      $2,697
EQ/Ariel Appreciation II                                $988     $2,821     $4,480      $7,969
EQ/Bear Stearns Small Company Growth                    $299     $  916     $1,558      $3,279
EQ/Bernstein Diversified Value                          $251     $  772     $1,320      $2,812
EQ/Boston Advisors Equity Income                        $269     $  826     $1,408      $2,987
EQ/Calvert Socially Responsible                         $270     $  829     $1,414      $2,997
EQ/Capital Guardian Growth                              $260     $  797     $1,361      $2,895
EQ/Capital Guardian International                       $287     $  879     $1,496      $3,159
EQ/Capital Guardian Research                            $255     $  785     $1,341      $2,853
EQ/Capital Guardian U.S. Equity                         $255     $  785     $1,341      $2,853
EQ/Caywood-Scholl High Yield Bond                       $262     $  804     $1,372      $2,915
EQ/Equity 500 Index                                     $187     $  579     $  996      $2,158
EQ/Evergreen International Bond                         $914     $2,631     $4,208      $7,614
EQ/Evergreen Omega                                      $261     $  801     $1,367      $2,905
EQ/FI Mid Cap                                           $261     $  801     $1,367      $2,905
EQ/FI Mid Cap Value                                     $265     $  813     $1,388      $2,946
EQ/GAMCO Mergers and Acquisitions                       $337     $1,028     $1,742      $3,630
----------------------------------------------------------------------------------------------------------


20 Fee table

------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at the end of the     If you annuitize at the end of the
                                                      applicable time period                        applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                              1 year    3 years    5 years    10 years      1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                 $  823     $1,410     $2,019      $3,007        $621     $1,182     $1,769      $3,357
EQ/International Growth                      $  844     $1,472     $2,126      $3,219        $643     $1,248     $1,877      $3,569
EQ/Janus Large Cap Growth                    $  835     $1,445     $2,081      $3,129        $634     $1,219     $1,831      $3,479
EQ/JPMorgan Core Bond                        $  788     $1,303     $1,830      $2,634        $583     $1,069     $1,580      $2,984
EQ/JPMorgan Value Opportunities              $  806     $1,357     $1,925      $2,822        $602     $1,125     $1,675      $3,172
EQ/Lazard Small Cap Value                    $  817     $1,392     $1,988      $2,946        $615     $1,163     $1,738      $3,296
EQ/Legg Mason Value Equity                   $1,100     $2,210     $3,306      $5,479        $914     $2,031     $3,133      $5,829
EQ/Long Term Bond                            $  799     $1,336     $1,888      $2,749        $595     $1,103     $1,638      $3,099
EQ/Lord Abbett Growth and Income             $  888     $1,601     $2,336      $3,649        $689     $1,384     $2,102      $3,999
EQ/Lord Abbett Large Cap Core                $  927     $1,714     $2,520      $4,013        $730     $1,504     $2,297      $4,363
EQ/Lord Abbett Mid Cap Value                 $  840     $1,460     $2,106      $3,179        $639     $1,235     $1,857      $3,529
EQ/Marsico Focus                             $  830     $1,431     $2,055      $3,079        $628     $1,204     $1,805      $3,429
EQ/Mercury Basic Value Equity                $  801     $1,342     $1,899      $2,770        $597     $1,110     $1,649      $3,120
EQ/Mercury International Value               $  838     $1,454     $2,096      $3,159        $637     $1,229     $1,846      $3,509
EQ/MFS Emerging Growth Companies             $  810     $1,368     $1,946      $2,864        $606     $1,138     $1,696      $3,214
EQ/MFS Investors Trust                       $  809     $1,365     $1,941      $2,853        $605     $1,135     $1,691      $3,203
EQ/Money Market                              $  747     $1,181     $1,614      $2,194        $541     $  940     $1,364      $2,544
EQ/Montag & Caldwell Growth                  $  821     $1,404     $2,008      $2,987        $619     $1,176     $1,758      $3,337
EQ/PIMCO Real Return                         $  810     $1,368     $1,946      $2,864        $606     $1,138     $1,696      $3,214
EQ/Short Duration Bond                       $  789     $1,306     $1,836      $2,644        $584     $1,072     $1,586      $2,994
EQ/Small Company Index                       $  772     $1,255     $1,746      $2,463        $566     $1,018     $1,496      $2,813
EQ/TCW Equity                                $  826     $1,419     $2,034      $3,038        $624     $1,191     $1,784      $3,388
EQ/UBS Growth and Income                     $  824     $1,413     $2,024      $3,018        $622     $1,185     $1,774      $3,368
EQ/Van Kampen Comstock                       $  834     $1,442     $2,076      $3,119        $633     $1,216     $1,826      $3,469
EQ/Van Kampen Emerging Markets Equity        $  893     $1,615     $2,360      $3,696        $694     $1,400     $2,127      $4,046
EQ/Van Kampen Mid Cap Growth                 $  883     $1,586     $2,313      $3,601        $684     $1,369     $2,076      $3,951
EQ/Wells Fargo Montgomery Small Cap          $1,042     $2,045     $3,048      $5,015        $852     $1,855     $2,859      $5,365
------------------------------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity $1,027     $2,004     $2,983      $4,894        $836     $1,811     $2,789      $5,244
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                  $  844     $1,470     $2,122      $3,212        $642     $1,245     $1,874      $3,562
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                     If you do not surrender your contract at the end of the
                                                       applicable time period
------------------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                 $271     $  832     $1,419     $3,007
EQ/International Growth                      $293     $  898     $1,527     $3,219
EQ/Janus Large Cap Growth                    $284     $  869     $1,481     $3,129
EQ/JPMorgan Core Bond                        $233     $  719     $1,230     $2,634
EQ/JPMorgan Value Opportunities              $252     $  775     $1,325     $2,822
EQ/Lazard Small Cap Value                    $265     $  813     $1,388     $2,946
EQ/Legg Mason Value Equity                   $564     $1,681     $2,783     $5,479
EQ/Long Term Bond                            $245     $  753     $1,288     $2,749
EQ/Lord Abbett Growth and Income             $339     $1,034     $1,752     $3,649
EQ/Lord Abbett Large Cap Core                $380     $1,154     $1,947     $4,013
EQ/Lord Abbett Mid Cap Value                 $289     $  885     $1,507     $3,179
EQ/Marsico Focus                             $278     $  854     $1,455     $3,079
EQ/Mercury Basic Value Equity                $247     $  760     $1,299     $2,770
EQ/Mercury International Value               $287     $  879     $1,496     $3,159
EQ/MFS Emerging Growth Companies             $256     $  788     $1,346     $2,864
EQ/MFS Investors Trust                       $255     $  785     $1,341     $2,853
EQ/Money Market                              $191     $  590     $1,014     $2,194
EQ/Montag & Caldwell Growth                  $269     $  826     $1,408     $2,987
EQ/PIMCO Real Return                         $256     $  788     $1,346     $2,864
EQ/Short Duration Bond                       $234     $  722     $1,236     $2,644
EQ/Small Company Index                       $216     $  668     $1,146     $2,463
EQ/TCW Equity                                $274     $  841     $1,434     $3,038
EQ/UBS Growth and Income                     $272     $  835     $1,424     $3,018
EQ/Van Kampen Comstock                       $283     $  866     $1,476     $3,119
EQ/Van Kampen Emerging Markets Equity        $344     $1,050     $1,777     $3,696
EQ/Van Kampen Mid Cap Growth                 $334     $1,019     $1,726     $3,601
EQ/Wells Fargo Montgomery Small Cap          $502     $1,505     $2,509     $5,015
------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity $486     $1,461     $2,439     $4,894
------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                  $292     $  895     $1,524     $3,212
------------------------------------------------------------------------------------------------


                                                                    Fee table 21

EQUI-VEST(R) SERIES 300 CONTRACTS



----------------------------------------------------------------------------------------------------
                                               If you surrender your contract at the end of the
                                                           applicable time period
----------------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  852     $1,493     $2,161      $3,292
AXA Conservative Allocation                       $  822     $1,405     $2,010      $2,990
AXA Conservative-Plus Allocation                  $  825     $1,414     $2,025      $3,021
AXA Moderate Allocation                           $  805     $1,354     $1,921      $2,815
AXA Moderate-Plus Allocation                      $  843     $1,467     $2,117      $3,202
AXA Premier VIP Aggressive Equity                 $  787     $1,301     $1,827      $2,626
AXA Premier VIP Core Bond                         $  810     $1,369     $1,947      $2,867
AXA Premier VIP Health Care                       $  879     $1,575     $2,295      $3,565
AXA Premier VIP High Yield                        $  783     $1,289     $1,805      $2,584
AXA Premier VIP International Equity              $  864     $1,531     $2,223      $3,420
AXA Premier VIP Large Cap Core Equity             $  847     $1,479     $2,137      $3,242
AXA Premier VIP Large Cap Growth                  $  845     $1,473     $2,127      $3,222
AXA Premier VIP Large Cap Value                   $  844     $1,470     $2,122      $3,212
AXA Premier VIP Mid Cap Growth                    $  866     $1,537     $2,233      $3,439
AXA Premier VIP Mid Cap Value                     $  860     $1,520     $2,204      $3,381
AXA Premier VIP Technology                        $  873     $1,558     $2,266      $3,507
----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  767     $1,240     $1,719      $2,409
EQ/Alliance Growth and Income                     $  776     $1,267     $1,767      $2,506
EQ/Alliance Intermediate Government Securities    $  771     $1,252     $1,740      $2,452
EQ/Alliance International                         $  800     $1,339     $1,893      $2,760
EQ/Alliance Large Cap Growth                      $  834     $1,442     $2,076      $3,119
EQ/Alliance Quality Bond                          $  770     $1,249     $1,735      $2,441
EQ/Alliance Small Cap Growth                      $  795     $1,324     $1,867      $2,707
EQ/Ariel Appreciation II                          $1,502     $3,288     $4,904      $7,974
EQ/Bear Stearns Small Company Growth              $  851     $1,492     $2,159      $3,289
EQ/Bernstein Diversified Value                    $  806     $1,357     $1,925      $2,822
EQ/Boston Advisors Equity Income                  $  822     $1,407     $2,014      $2,997
EQ/Calvert Socially Responsible                   $  823     $1,410     $2,019      $3,007
EQ/Capital Guardian Growth                        $  813     $1,380     $1,967      $2,905
EQ/Capital Guardian International                 $  839     $1,457     $2,101      $3,169
EQ/Capital Guardian Research                      $  810     $1,368     $1,946      $2,864
EQ/Capital Guardian U.S. Equity                   $  810     $1,368     $1,946      $2,864
EQ/Caywood-Scholl High Yield Bond                 $  815     $1,386     $1,977      $2,926
EQ/Equity 500 Index                               $  745     $1,174     $1,601      $2,169
EQ/Evergreen International Bond                   $1,433     $3,109     $4,649      $7,619
EQ/Evergreen Omega                                $  814     $1,383     $1,972      $2,915
EQ/FI Mid Cap                                     $  814     $1,383     $1,972      $2,915
EQ/FI Mid Cap Value                               $  818     $1,395     $1,993      $2,956
EQ/GAMCO Mergers and Acquisitions                 $  887     $1,598     $2,332      $3,639
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

                                                     If you annuitize at the end of the
                                                           applicable time period
----------------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  651     $1,270     $1,915      $3,642
AXA Conservative Allocation                       $  619     $1,177     $1,760      $3,340
AXA Conservative-Plus Allocation                  $  622     $1,186     $1,775      $3,371
AXA Moderate Allocation                           $  601     $1,123     $1,671      $3,165
AXA Moderate-Plus Allocation                      $  641     $1,242     $1,869      $3,552
AXA Premier VIP Aggressive Equity                 $  583     $1,066     $1,577      $2,976
AXA Premier VIP Core Bond                         $  607     $1,139     $1,697      $3,217
AXA Premier VIP Health Care                       $  680     $1,357     $2,058      $3,915
AXA Premier VIP High Yield                        $  578     $1,054     $1,555      $2,934
AXA Premier VIP International Equity              $  664     $1,311     $1,981      $3,770
AXA Premier VIP Large Cap Core Equity             $  645     $1,255     $1,889      $3,592
AXA Premier VIP Large Cap Growth                  $  643     $1,248     $1,879      $3,572
AXA Premier VIP Large Cap Value                   $  642     $1,245     $1,874      $3,562
AXA Premier VIP Mid Cap Growth                    $  666     $1,317     $1,992      $3,789
AXA Premier VIP Mid Cap Value                     $  660     $1,298     $1,961      $3,731
AXA Premier VIP Technology                        $  674     $1,339     $2,027      $3,857
----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  561     $1,002     $1,469      $2,759
EQ/Alliance Growth and Income                     $  571     $1,031     $1,517      $2,856
EQ/Alliance Intermediate Government Securities    $  565     $1,015     $1,490      $2,802
EQ/Alliance International                         $  596     $1,106     $1,643      $3,110
EQ/Alliance Large Cap Growth                      $  633     $1,216     $1,826      $3,469
EQ/Alliance Quality Bond                          $  564     $1,012     $1,485      $2,791
EQ/Alliance Small Cap Growth                      $  591     $1,091     $1,617      $3,057
EQ/Ariel Appreciation II                          $1,339     $3,174     $4,834      $8,324
EQ/Bear Stearns Small Company Growth              $  650     $1,269     $1,913      $3,639
EQ/Bernstein Diversified Value                    $  602     $1,125     $1,675      $3,172
EQ/Boston Advisors Equity Income                  $  620     $1,179     $1,764      $3,347
EQ/Calvert Socially Responsible                   $  621     $1,182     $1,769      $3,357
EQ/Capital Guardian Growth                        $  611     $1,151     $1,717      $3,255
EQ/Capital Guardian International                 $  638     $1,232     $1,852      $3,519
EQ/Capital Guardian Research                      $  606     $1,138     $1,696      $3,214
EQ/Capital Guardian U.S. Equity                   $  606     $1,138     $1,696      $3,214
EQ/Caywood-Scholl High Yield Bond                 $  613     $1,157     $1,727      $3,276
EQ/Equity 500 Index                               $  538     $  932     $1,351      $2,519
EQ/Evergreen International Bond                   $1,265     $2,983     $4,562      $7,969
EQ/Evergreen Omega                                $  612     $1,154     $1,722      $3,265
EQ/FI Mid Cap                                     $  612     $1,154     $1,722      $3,265
EQ/FI Mid Cap Value                               $  616     $1,166     $1,743      $3,306
EQ/GAMCO Mergers and Acquisitions                 $  688     $1,381     $2,097      $3,989
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of the
                                                                applicable time period
-----------------------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years      10 years
-----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                           $301     $  920     $1,565       $3,292
AXA Conservative Allocation                         $269     $  827     $1,410       $2,990
AXA Conservative-Plus Allocation                    $272     $  836     $1,425       $3,021
AXA Moderate Allocation                             $251     $  773     $1,321       $2,815
AXA Moderate-Plus Allocation                        $291     $  892     $1,519       $3,202
AXA Premier VIP Aggressive Equity                   $233     $  716     $1,227       $2,626
AXA Premier VIP Core Bond                           $257     $  789     $1,347       $2,867
AXA Premier VIP Health Care                         $330     $1,007     $1,708       $3,565
AXA Premier VIP High Yield                          $228     $  704     $1,205       $2,584
AXA Premier VIP International Equity                $314     $  961     $1,631       $3,420
AXA Premier VIP Large Cap Core Equity               $295     $  905     $1,539       $3,242
AXA Premier VIP Large Cap Growth                    $293     $  898     $1,529       $3,222
AXA Premier VIP Large Cap Value                     $292     $  895     $1,524       $3,212
AXA Premier VIP Mid Cap Growth                      $316     $  967     $1,642       $3,439
AXA Premier VIP Mid Cap Value                       $310     $  948     $1,611       $3,381
AXA Premier VIP Technology                          $324     $  989     $1,677       $3,507
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                            $211     $  652     $1,119       $2,409
EQ/Alliance Growth and Income                       $221     $  681     $1,167       $2,506
EQ/Alliance Intermediate Government Securities      $215     $  665     $1,140       $2,452
EQ/Alliance International                           $246     $  756     $1,293       $2,760
EQ/Alliance Large Cap Growth                        $283     $  866     $1,476       $3,119
EQ/Alliance Quality Bond                            $214     $  662     $1,135       $2,441
EQ/Alliance Small Cap Growth                        $241     $  741     $1,267       $2,707
EQ/Ariel Appreciation II                            $989     $2,824     $4,484       $7,974
EQ/Bear Stearns Small Company Growth                $300     $  919     $1,563       $3,289
EQ/Bernstein Diversified Value                      $252     $  775     $1,325       $2,822
EQ/Boston Advisors Equity Income                    $270     $  829     $1,414       $2,997
EQ/Calvert Socially Responsible                     $271     $  832     $1,419       $3,007
EQ/Capital Guardian Growth                          $261     $  801     $1,367       $2,905
EQ/Capital Guardian International                   $288     $  882     $1,502       $3,169
EQ/Capital Guardian Research                        $256     $  788     $1,346       $2,864
EQ/Capital Guardian U.S. Equity                     $256     $  788     $1,346       $2,864
EQ/Caywood-Scholl High Yield Bond                   $263     $  807     $1,377       $2,926
EQ/Equity 500 Index                                 $188     $  582     $1,001       $2,169
EQ/Evergreen International Bond                     $915     $2,633     $4,212       $7,619
EQ/Evergreen Omega                                  $262     $  804     $1,372       $2,915
EQ/FI Mid Cap                                       $262     $  804     $1,372       $2,915
EQ/FI Mid Cap Value                                 $266     $  816     $1,393       $2,956
EQ/GAMCO Mergers and Acquisitions                   $338     $1,031     $1,747       $3,639
-----------------------------------------------------------------------------------------------------------


22 Fee table

------------------------------------------------------------------------------------------------------------------------------------
                                      If you surrender your contract at the end of the    If you annuitize at the end of the
                                                    applicable time period                         applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                               1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                  $  824     $1,413     $2,024      $3,018      $622     $1,185     $1,774      $3,368
EQ/International Growth                       $  845     $1,475     $2,130      $3,229      $644     $1,251     $1,882      $3,579
EQ/Janus Large Cap Growth                     $  836     $1,448     $2,086      $3,139      $635     $1,223     $1,836      $3,489
EQ/JPMorgan Core Bond                         $  789     $1,306     $1,836      $2,644      $584     $1,072     $1,586      $2,994
EQ/JPMorgan Value Opportunities               $  807     $1,360     $1,930      $2,833      $603     $1,129     $1,680      $3,183
EQ/Lazard Small Cap Value                     $  818     $1,395     $1,993      $2,956      $616     $1,166     $1,743      $3,306
EQ/Legg Mason Value Equity                    $1,101     $2,213     $3,311      $5,486      $915     $2,034     $3,138      $5,836
EQ/Long Term Bond                             $  800     $1,339     $1,893      $2,760      $596     $1,106     $1,643      $3,110
EQ/Lord Abbett Growth and Income              $  889     $1,604     $2,341      $3,658      $690     $1,387     $2,107      $4,008
EQ/Lord Abbett Large Cap Core                 $  928     $1,717     $2,525      $4,023      $731     $1,507     $2,302      $4,373
EQ/Lord Abbett Mid Cap Value                  $  841     $1,463     $2,111      $3,189      $640     $1,238     $1,862      $3,539
EQ/Marsico Focus                              $  831     $1,433     $2,060      $3,089      $629     $1,207     $1,810      $3,439
EQ/Mercury Basic Value Equity                 $  802     $1,345     $1,904      $2,781      $598     $1,113     $1,654      $3,131
EQ/Mercury International Value                $  839     $1,457     $2,101      $3,169      $638     $1,232     $1,852      $3,519
EQ/MFS Emerging Growth Companies              $  811     $1,371     $1,951      $2,874      $607     $1,141     $1,701      $3,224
EQ/MFS Investors Trust                        $  810     $1,368     $1,946      $2,864      $606     $1,138     $1,696      $3,214
EQ/Money Market                               $  754     $1,201     $1,650      $2,268      $548     $  961     $1,400      $2,618
EQ/Montag & Caldwell Growth                   $  822     $1,407     $2,014      $2,997      $620     $1,179     $1,764      $3,347
EQ/PIMCO Real Return                          $  811     $1,371     $1,951      $2,874      $607     $1,141     $1,701      $3,224
EQ/Short Duration Bond                        $  790     $1,309     $1,841      $2,655      $585     $1,075     $1,591      $3,005
EQ/Small Company Index                        $  773     $1,258     $1,751      $2,474      $568     $1,021     $1,501      $2,824
EQ/TCW Equity                                 $  827     $1,422     $2,039      $3,048      $625     $1,194     $1,789      $3,398
EQ/UBS Growth and Income                      $  825     $1,416     $2,029      $3,028      $623     $1,188     $1,779      $3,378
EQ/Van Kampen Comstock                        $  835     $1,445     $2,081      $3,129      $634     $1,219     $1,831      $3,479
EQ/Van Kampen Emerging Markets Equity         $  894     $1,618     $2,365      $3,706      $696     $1,403     $2,132      $4,056
EQ/Van Kampen Mid Cap Growth                  $  884     $1,589     $2,317      $3,610      $685     $1,372     $2,081      $3,960
EQ/Wells Fargo Montgomery Small Cap           $1,043     $2,048     $3,052      $5,023      $853     $1,858     $2,863      $5,373
------------------------------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity  $1,028     $2,006     $2,987      $4,903      $838     $1,814     $2,794      $5,253
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                   $  845     $1,473     $2,127      $3,222      $643     $1,248     $1,879      $3,572
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                                      the end of the
                                                  applicable time period
-----------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------
EQ/GAMCO Small Company Value               $272     $  835     $1,424     $3,018
EQ/International Growth                    $294     $  901     $1,532     $3,229
EQ/Janus Large Cap Growth                  $285     $  873     $1,486     $3,139
EQ/JPMorgan Core Bond                      $234     $  722     $1,236     $2,644
EQ/JPMorgan Value Opportunities            $253     $  779     $1,330     $2,833
EQ/Lazard Small Cap Value                  $266     $  816     $1,393     $2,956
EQ/Legg Mason Value Equity                 $565     $1,684     $2,788     $5,486
EQ/Long Term Bond                          $246     $  756     $1,293     $2,760
EQ/Lord Abbett Growth and Income           $340     $1,037     $1,757     $3,658
EQ/Lord Abbett Large Cap Core              $381     $1,157     $1,952     $4,023
EQ/Lord Abbett Mid Cap Value               $290     $  888     $1,512     $3,189
EQ/Marsico Focus                           $279     $  857     $1,460     $3,089
EQ/Mercury Basic Value Equity              $248     $  763     $1,304     $2,781
EQ/Mercury International Value             $288     $  882     $1,502     $3,169
EQ/MFS Emerging Growth Companies           $257     $  791     $1,351     $2,874
EQ/MFS Investors Trust                     $256     $  788     $1,346     $2,864
EQ/Money Market                            $198     $  611     $1,050     $2,268
EQ/Montag & Caldwell Growth                $270     $  829     $1,414     $2,997
EQ/PIMCO Real Return                       $257     $  791     $1,351     $2,874
EQ/Short Duration Bond                     $235     $  725     $1,241     $2,655
EQ/Small Company Index                     $218     $  671     $1,151     $2,474
EQ/TCW Equity                              $275     $  844     $1,439     $3,048
EQ/UBS Growth and Income                   $273     $  838     $1,429     $3,028
EQ/Van Kampen Comstock                     $284     $  869     $1,481     $3,129
EQ/Van Kampen Emerging Markets Equity      $346     $1,053     $1,782     $3,706
EQ/Van Kampen Mid Cap Growth               $335     $1,022     $1,731     $3,610
EQ/Wells Fargo Montgomery Small Cap        $503     $1,508     $2,513     $5,023
-----------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Eq   $488     $1,464     $2,444     $4,903
-----------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------
U.S. Real Estate - Class II                $293     $  898     $1,529     $3,222
-----------------------------------------------------------------------------------




                                                                    Fee table 23

EQUI-VEST(R) SERIES 400 CONTRACTS


---------------------------------------------------------------------------------------------
                                                  If you surrender your contract at the end
                                                                   of the
                                                           applicable time period
---------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  916     $1,683     $2,470      $3,915
AXA Conservative Allocation                       $  886     $1,596     $2,328      $3,633
AXA Conservative-Plus Allocation                  $  889     $1,604     $2,343      $3,661
AXA Moderate Allocation                           $  869     $1,546     $2,247      $3,469
AXA Moderate-Plus Allocation                      $  907     $1,657     $2,428      $3,831
AXA Premier VIP Aggressive Equity                 $  852     $1,493     $2,161      $3,292
AXA Premier VIP Core Bond                         $  874     $1,561     $2,271      $3,517
AXA Premier VIP Health Care                       $  944     $1,764     $2,601      $4,171
AXA Premier VIP High Yield                        $  848     $1,481     $2,142      $3,252
AXA Premier VIP International Equity              $  929     $1,721     $2,531      $4,034
AXA Premier VIP Large Cap Core Equity             $  911     $1,668     $2,447      $3,868
AXA Premier VIP Large Cap Growth                  $  909     $1,663     $2,437      $3,850
AXA Premier VIP Large Cap Value                   $  908     $1,660     $2,432      $3,840
AXA Premier VIP Mid Cap Growth                    $  931     $1,726     $2,540      $4,053
AXA Premier VIP Mid Cap Value                     $  925     $1,709     $2,512      $3,998
AXA Premier VIP Technology                        $  938     $1,747     $2,573      $4,116
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  831     $1,433     $2,060      $3,089
EQ/Alliance Growth and Income                     $  840     $1,460     $2,106      $3,179
EQ/Alliance Intermediate Government Securities    $  835     $1,445     $2,081      $3,129
EQ/Alliance International                         $  864     $1,531     $2,222      $3,417
EQ/Alliance Large Cap Growth                      $  899     $1,633     $2,389      $3,753
EQ/Alliance Quality Bond                          $  834     $1,442     $2,076      $3,119
EQ/Alliance Small Cap Growth                      $  859     $1,516     $2,198      $3,368
EQ/Ariel Appreciation II                          $1,567     $3,452     $5,134      $8,278
EQ/Bear Stearns Small Company Growth              $  916     $1,682     $2,469      $3,912
EQ/Bernstein Diversified Value                    $  870     $1,548     $2,251      $3,475
EQ/Boston Advisors Equity Income                  $  887     $1,598     $2,332      $3,639
EQ/Calvert Socially Responsible                   $  888     $1,601     $2,336      $3,649
EQ/Capital Guardian Growth                        $  878     $1,571     $2,289      $3,553
EQ/Capital Guardian International                 $  904     $1,647     $2,412      $3,800
EQ/Capital Guardian Research                      $  874     $1,560     $2,270      $3,514
EQ/Capital Guardian U.S. Equity                   $  874     $1,560     $2,270      $3,514
EQ/Caywood-Scholl High Yield Bond                 $  880     $1,577     $2,298      $3,572
EQ/Equity 500 Index                               $  810     $1,368     $1,946      $2,864
EQ/Evergreen International Bond                   $1,497     $3,276     $4,886      $7,949
EQ/Evergreen Omega                                $  879     $1,574     $2,294      $3,562
EQ/FI Mid Cap                                     $  879     $1,574     $2,294      $3,562
EQ/FI Mid Cap Value                               $  883     $1,586     $2,313      $3,601
EQ/GAMCO Mergers and Acquisitions                 $  951     $1,786     $2,636      $4,240
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                     If you annuitize at the end of the
                                                           applicable time period
---------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  719     $1,471     $2,244      $4,265
AXA Conservative Allocation                       $  687     $1,379     $2,093      $3,983
AXA Conservative-Plus Allocation                  $  691     $1,388     $2,108      $4,011
AXA Moderate Allocation                           $  670     $1,326     $2,007      $3,819
AXA Moderate-Plus Allocation                      $  710     $1,444     $2,199      $4,181
AXA Premier VIP Aggressive Equity                 $  651     $1,270     $1,915      $3,642
AXA Premier VIP Core Bond                         $  675     $1,342     $2,032      $3,867
AXA Premier VIP Health Care                       $  748     $1,557     $2,383      $4,521
AXA Premier VIP High Yield                        $  647     $1,258     $1,894      $3,602
AXA Premier VIP International Equity              $  733     $1,511     $2,308      $4,384
AXA Premier VIP Large Cap Core Equity             $  714     $1,456     $2,219      $4,218
AXA Premier VIP Large Cap Growth                  $  712     $1,450     $2,209      $4,200
AXA Premier VIP Large Cap Value                   $  711     $1,447     $2,204      $4,190
AXA Premier VIP Mid Cap Growth                    $  735     $1,517     $2,318      $4,403
AXA Premier VIP Mid Cap Value                     $  728     $1,499     $2,289      $4,348
AXA Premier VIP Technology                        $  742     $1,539     $2,353      $4,466
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  629     $1,207     $1,810      $3,439
EQ/Alliance Growth and Income                     $  639     $1,235     $1,857      $3,529
EQ/Alliance Intermediate Government Securities    $  634     $1,219     $1,831      $3,479
EQ/Alliance International                         $  664     $1,310     $1,980      $3,767
EQ/Alliance Large Cap Growth                      $  701     $1,418     $2,157      $4,103
EQ/Alliance Quality Bond                          $  633     $1,216     $1,826      $3,469
EQ/Alliance Small Cap Growth                      $  659     $1,294     $1,954      $3,718
EQ/Ariel Appreciation II                          $1,407     $3,348     $5,078      $8,628
EQ/Bear Stearns Small Company Growth              $  719     $1,470     $2,242      $4,262
EQ/Bernstein Diversified Value                    $  670     $1,328     $2,010      $3,825
EQ/Boston Advisors Equity Income                  $  688     $1,381     $2,097      $3,989
EQ/Calvert Socially Responsible                   $  689     $1,384     $2,102      $3,999
EQ/Capital Guardian Growth                        $  679     $1,353     $2,051      $3,903
EQ/Capital Guardian International                 $  706     $1,434     $2,182      $4,150
EQ/Capital Guardian Research                      $  675     $1,341     $2,031      $3,864
EQ/Capital Guardian U.S. Equity                   $  675     $1,341     $2,031      $3,864
EQ/Caywood-Scholl High Yield Bond                 $  681     $1,359     $2,061      $3,922
EQ/Equity 500 Index                               $  606     $1,138     $1,696      $3,214
EQ/Evergreen International Bond                   $1,334     $3,160     $4,815      $8,299
EQ/Evergreen Omega                                $  680     $1,356     $2,056      $3,912
EQ/FI Mid Cap                                     $  680     $1,356     $2,056      $3,912
EQ/FI Mid Cap Value                               $  684     $1,369     $2,076      $3,951
EQ/GAMCO Mergers and Acquisitions                 $  756     $1,581     $2,420      $4,590
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                      If you do not surrender your
                                                        contract at the end of the
                                                          applicable time period
---------------------------------------------------------------------------------------------
                                                 1 year    3 years    5 years     10 years
---------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       $  369     $1,121     $1,894      $3,915
AXA Conservative Allocation                     $  337     $1,029     $1,743      $3,633
AXA Conservative-Plus Allocation                $  341     $1,038     $1,758      $3,661
AXA Moderate Allocation                         $  320     $  976     $1,657      $3,469
AXA Moderate-Plus Allocation                    $  360     $1,094     $1,849      $3,831
AXA Premier VIP Aggressive Equity               $  301     $  920     $1,565      $3,292
AXA Premier VIP Core Bond                       $  325     $  992     $1,682      $3,517
AXA Premier VIP Health Care                     $  398     $1,207     $2,033      $4,171
AXA Premier VIP High Yield                      $  297     $  908     $1,544      $3,252
AXA Premier VIP International Equity            $  383     $1,161     $1,958      $4,034
AXA Premier VIP Large Cap Core Equity           $  364     $1,106     $1,869      $3,868
AXA Premier VIP Large Cap Growth                $  362     $1,100     $1,859      $3,850
AXA Premier VIP Large Cap Value                 $  361     $1,097     $1,854      $3,840
AXA Premier VIP Mid Cap Growth                  $  385     $1,167     $1,968      $4,053
AXA Premier VIP Mid Cap Value                   $  378     $1,149     $1,939      $3,998
AXA Premier VIP Technology                      $  392     $1,189     $2,003      $4,116
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                        $  279     $  857     $1,460      $3,089
EQ/Alliance Growth and Income                   $  289     $  885     $1,507      $3,179
EQ/Alliance Intermediate Government Securities  $  284     $  869     $1,481      $3,129
EQ/Alliance International                       $  314     $  960     $1,630      $3,417
EQ/Alliance Large Cap Growth                    $  351     $1,068     $1,807      $3,753
EQ/Alliance Quality Bond                        $  283     $  866     $1,476      $3,119
EQ/Alliance Small Cap Growth                    $  309     $  944     $1,604      $3,368
EQ/Ariel Appreciation II                        $1,057     $2,998     $4,728      $8,278
EQ/Bear Stearns Small Company Growth            $  369     $1,120     $1,892      $3,912
EQ/Bernstein Diversified Value                  $  320     $  978     $1,660      $3,475
EQ/Boston Advisors Equity Income                $  338     $1,031     $1,747      $3,639
EQ/Calvert Socially Responsible                 $  339     $1,034     $1,752      $3,649
EQ/Capital Guardian Growth                      $  329     $1,003     $1,701      $3,553
EQ/Capital Guardian International               $  356     $1,084     $1,832      $3,800
EQ/Capital Guardian Research                    $  325     $  991     $1,681      $3,514
EQ/Capital Guardian U.S. Equity                 $  325     $  991     $1,681      $3,514
EQ/Caywood-Scholl High Yield Bond               $  331     $1,009     $1,711      $3,572
EQ/Equity 500 Index                             $  256     $  788     $1,346      $2,864
EQ/Evergreen International Bond                 $  984     $2,810     $4,465      $7,949
EQ/Evergreen Omega                              $  330     $1,006     $1,706      $3,562
EQ/FI Mid Cap                                   $  330     $1,006     $1,706      $3,562
EQ/FI Mid Cap Value                             $  334     $1,019     $1,726      $3,601
EQ/GAMCO Mergers and Acquisitions               $  406     $1,231     $2,070      $4,240
---------------------------------------------------------------------------------------------


24 Fee table

------------------------------------------------------------------------------------------------------------------------------------
                                             If you surrender your contract at the end
                                                              of the                        If you annuitize at the end of the
                                                      applicable time period                      applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                              1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                 $  889     $1,604     $2,341      $3,658      $690     $1,387     $2,107      $4,008
EQ/International Growth                      $  910     $1,665     $2,440      $3,856      $712     $1,452     $2,212      $4,206
EQ/Janus Large Cap Growth                    $  901     $1,639     $2,398      $3,772      $703     $1,424     $2,167      $4,122
EQ/JPMorgan Core Bond                        $  853     $1,498     $2,169      $3,309      $653     $1,276     $1,924      $3,659
EQ/JPMorgan Value Opportunities              $  871     $1,551     $2,255      $3,485      $671     $1,332     $2,015      $3,835
EQ/Lazard Small Cap Value                    $  883     $1,586     $2,313      $3,601      $684     $1,369     $2,076      $3,951
EQ/Legg Mason Value Equity                   $1,166     $2,393     $3,587      $5,965      $983     $2,224     $3,432      $6,315
EQ/Long Term Bond                            $  864     $1,531     $2,222      $3,417      $664     $1,310     $1,980      $3,767
EQ/Lord Abbett Growth and Income             $  953     $1,792     $2,645      $4,257      $759     $1,587     $2,430      $4,607
EQ/Lord Abbett Large Cap Core                $  992     $1,903     $2,824      $4,598      $799     $1,705     $2,620      $4,948
EQ/Lord Abbett Mid Cap Value                 $  906     $1,653     $2,422      $3,819      $708     $1,440     $2,192      $4,169
EQ/Marsico Focus                             $  896     $1,624     $2,374      $3,725      $698     $1,409     $2,142      $4,075
EQ/Mercury Basic Value Equity                $  866     $1,536     $2,232      $3,436      $666     $1,316     $1,990      $3,786
EQ/Mercury International Value               $  904     $1,647     $2,412      $3,800      $706     $1,434     $2,182      $4,150
EQ/MFS Emerging Growth Companies             $  875     $1,563     $2,275      $3,524      $676     $1,344     $2,036      $3,874
EQ/MFS Investors Trust                       $  874     $1,560     $2,270      $3,514      $675     $1,341     $2,031      $3,864
EQ/Money Market                              $  818     $1,395     $1,993      $2,956      $616     $1,166     $1,743      $3,306
EQ/Montag & Caldwell Growth                  $  887     $1,598     $2,332      $3,639      $688     $1,381     $2,097      $3,989
EQ/PIMCO Real Return                         $  875     $1,563     $2,275      $3,524      $676     $1,344     $2,036      $3,874
EQ/Short Duration Bond                       $  854     $1,501     $2,174      $3,319      $654     $1,279     $1,929      $3,669
EQ/Small Company Index                       $  837     $1,451     $2,091      $3,149      $636     $1,226     $1,841      $3,499
EQ/TCW Equity                                $  892     $1,612     $2,355      $3,687      $693     $1,397     $2,122      $4,037
EQ/UBS Growth and Income                     $  890     $1,606     $2,346      $3,668      $691     $1,390     $2,112      $4,018
EQ/Van Kampen Comstock                       $  900     $1,636     $2,393      $3,763      $702     $1,421     $2,162      $4,113
EQ/Van Kampen Emerging Markets Equity        $  958     $1,806     $2,668      $4,302      $764     $1,602     $2,455      $4,652
EQ/Van Kampen Mid Cap Growth                 $  948     $1,777     $2,622      $4,213      $753     $1,572     $2,406      $4,563
EQ/Wells Fargo Montgomery Small Cap          $1,107     $2,230     $3,336      $5,532      $921     $2,051     $3,165      $5,882
------------------------------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity $1,093     $2,189     $3,273      $5,420      $906     $2,008     $3,098      $5,770
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                  $  909     $1,663     $2,437      $3,850      $712     $1,450     $2,209      $4,200
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                                      the end of the
                                                  applicable time period
---------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value               $340     $1,037     $1,757     $3,658
EQ/International Growth                    $362     $1,102     $1,862     $3,856
EQ/Janus Large Cap Growth                  $353     $1,074     $1,817     $3,772
EQ/JPMorgan Core Bond                      $303     $  926     $1,574     $3,309
EQ/JPMorgan Value Opportunities            $321     $  982     $1,665     $3,485
EQ/Lazard Small Cap Value                  $334     $1,019     $1,726     $3,601
EQ/Legg Mason Value Equity                 $633     $1,874     $3,082     $5,965
EQ/Long Term Bond                          $314     $  960     $1,630     $3,417
EQ/Lord Abbett Growth and Income           $409     $1,237     $2,080     $4,257
EQ/Lord Abbett Large Cap Core              $449     $1,355     $2,270     $4,598
EQ/Lord Abbett Mid Cap Value               $358     $1,090     $1,842     $3,819
EQ/Marsico Focus                           $348     $1,059     $1,792     $3,725
EQ/Mercury Basic Value Equity              $316     $  966     $1,640     $3,436
EQ/Mercury International Value             $356     $1,084     $1,832     $3,800
EQ/MFS Emerging Growth Companies           $326     $  994     $1,686     $3,524
EQ/MFS Investors Trust                     $325     $  991     $1,681     $3,514
EQ/Money Market                            $266     $  816     $1,393     $2,956
EQ/Montag & Caldwell Growth                $338     $1,031     $1,747     $3,639
EQ/PIMCO Real Return                       $326     $  994     $1,686     $3,524
EQ/Short Duration Bond                     $304     $  929     $1,579     $3,319
EQ/Small Company Index                     $286     $  876     $1,491     $3,149
EQ/TCW Equity                              $343     $1,047     $1,772     $3,687
EQ/UBS Growth and Income                   $341     $1,040     $1,762     $3,668
EQ/Van Kampen Comstock                     $352     $1,071     $1,812     $3,763
EQ/Van Kampen Emerging Markets Equity      $414     $1,252     $2,105     $4,302
EQ/Van Kampen Mid Cap Growth               $403     $1,222     $2,056     $4,213
EQ/Wells Fargo Montgomery Small Cap        $571     $1,701     $2,815     $5,532
---------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Eq   $556     $1,658     $2,748     $5,420
---------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------
U.S. Real Estate - Class II                $362     $1,100     $1,859     $3,850
---------------------------------------------------------------------------------------






                                                                    Fee table 25

CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2005.


26 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount of $20 for each type and series of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract.


--------------------------------------------------------------------------------
 Contract type    Source of contributions
--------------------------------------------------------------------------------
SEP              o Employer.

                 o Eligible rollover distributions from other traditional IRAs,
                   403(b) plans, qualified plans and governmental employer
                   EDC plans.
--------------------------------------------------------------------------------
SARSEP           o Employer-remitted employee salary reduction and/or non-
                   elective employer contributions (pre 1997 plans only).

                 o Additional "catch-up" contributions.

                 o Eligible rollover distributions from other traditional IRAs,
                   403(b) plans, qualified plans and governmental employer
                   EDC plans.
--------------------------------------------------------------------------------
SIMPLE IRA       o Employee salary reduction; employer match.

                 o Additional "catch-up" contributions.

                 o Rollover distributions or direct transfer distributions from other SIMPLE IRAs.
--------------------------------------------------------------------------------
Unincorporated   o Employer, including for self-employed.
and Corporate
Trusteed         o Salary reduction 401(k) if plan permits.

                 o Additional "catch-up" contributions.

                 o Eligible rollover distributions from other qualified plans,
                   403(b) plans, governmental employer EDC plans and tradi-
                   tional IRAs, if permitted by the plan.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Contract type    Limitations on contributions
--------------------------------------------------------------------------------
SEP              o For 2006, annual employer contributions up to the lesser of
                   $44,000 or 25% of employee compensation.
--------------------------------------------------------------------------------
SARSEP           o For 2006, annual employer contributions up to the lesser of
                   $44,000 or 25% of employee compensation.

                 o Maximum salary reduction contribution is $15,000 for
                   2006.

                 o If plan permits, an individual at least age 50 at any time during 2006 can make up to $5,000 additional salary
                   reduction "catch-up" contributions.
--------------------------------------------------------------------------------
SIMPLE IRA       o Salary reduction contributions up to $10,000 for 2006;
                   employer matching contributions up to 3% of employee
                   compensation.

                 o If plan permits, an individual at least age 50 at any time during 2006 can make up to $2,500 additional salary
                   reduction "catch-up" contributions.
--------------------------------------------------------------------------------
Unincorporated   o For 2006, maximum amount of employer and employee
and Corporate      contributions is generally the lesser of $44,000 or 100% of
Trusteed           compensation, with maximum salary reduction contribution
                   of $15,000.

                 o If employer's plan permits, an individual at least age 50 at any time during 2006 can make up to $5,000 additional
                   salary reduction "catch-up" contributions.
--------------------------------------------------------------------------------


                                               Contract features and benefits 27

--------------------------------------------------------------------------------
 Contract type    Source of contributions
--------------------------------------------------------------------------------
TSA and          o Employer-remitted employee salary reduction and/or vari-
University TSA     ous types of employer contributions.

                 o Additional "catch-up" contributions.

                 o "Designated Roth contributions" under Section 402A of
                   the Code

                 o Direct transfers from another contract or arrangement
                   under Section 403(b) of the Internal Revenue Code, com-plying with IRS Revenue Ruling 90-24.

                 o Eligible rollover distributions from other 403(b) plans, qualified plans, governmental employer EDC plans and
                   traditional IRAs, if permitted by the plan.
--------------------------------------------------------------------------------
EDC              o Employer-remitted employee salary reduction and/or
                   employer contributions.

                 o For governmental employer EDC plans only, additional
                   "age 50 catch-up" contributions.

                 o For governmental employer EDC plans only and only if plan permits, eligible rollover distributions from other govern-
                   mental employer EDC plans, 403(b) plans, qualified plans
                   and traditional IRAs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Contract type    Limitations on contributions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TSA and          o For 2006, maximum amount of employer and employee
University TSA     contributions is generally the lesser of $44,000 or 100% of compensation, with maximum salary reduction contribution
                   of $15,000.

                 o If employer's plan permits, an individual at least age 50 at any time during 2006 can make up to $5,000 additional salary reduction "catch-up" contributions.

                 o All salary reduction contributions (whether pre-tax or des-
                   ignated Roth) may not exceed the total maximum for the year. (For 2006, $15,000 and age 50 catch-up of $5,000.)

                 o Rollover or direct transfer contributions after age 70-1/2 must be net of any required minimum distributions.

                 o Different sources of contributions and earnings may be
                   subject to withdrawal restrictions.

                 o We currently do not accept rollovers or direct transfers of funds from designated Roth accounts.
--------------------------------------------------------------------------------
EDC              o Contributions subject to plan limits. Maximum contribution for 2006 is lesser of $15,000 or 100% of includible
                   compensation.

                 o If plan permits, an individual may make catch-up contribu-
                   tions for 3 years of service preceding plan retirement age, 2006 maximum is $30,000.

                 o If governmental employer EDC plan permits, an individual at least age 50 at any time during 2006 can make up to
                   $5,000 additional salary reduction "catch-up" contribu-
                   tions. This must be coordinated with the "catch-up"
                   contributions for 3 years of service preceding plan retire-
                   ment age.
--------------------------------------------------------------------------------


IRA FUNDING. The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                               ----------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000.

For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.


28 Contract features and benefits

CONTRIBUTIONS TO SARSEP, CORPORATE TRUSTEED AND CERTAIN HR-10 CONTRACTS

We no longer offer the EQUI-VEST(R) contracts under SARSEP, Corporate Trusteed and Annuitant-Owned HR-10 plans, except as noted below:

o If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

o If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST(R) contracts, we will enroll new employees under your contract and accept contributions for existing employees.

o If you established an HR-10 plan where EQUI-VEST(R) contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

o If your retirement plan is qualified under section 401(a) of the Internal Revenue Code and is sponsored by a state or local governmental entity.

OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA and Annuitant-Owned HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus.

Under EDC contracts, the employer or a trust must be the owner and the employee is the annuitant.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in "About other methods of payment" in "More information" later in this prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select (see "Selecting your investment method," later in this prospectus).

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions.
--------------------------------------------------------------------------------


                                              Contract features and benefits  29

Portfolios of the Trusts


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as an EQUI-VEST(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each portfolio. The chart also indicates the investment manager for each of the other portfolios.


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o Legg Mason Capital Management, Inc.
                                                                                         o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                               o A I M Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                           o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Long-term growth of capital.                               o AllianceBernstein L.P.
 INTERNATIONAL EQUITY                                                                    o J.P. Morgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 CORE EQUITY                                                                             o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 GROWTH                                                                                  o RCM Capital Management LLC
                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------


30 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                             Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                          o AllianceBernstein L.P.
 VALUE                                                                                 o Institutional Capital Corporation
                                                                                       o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP          Long-term growth of capital.                          o AllianceBernstein L.P.
 GROWTH                                                                                o Franklin Advisers, Inc.
                                                                                       o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE    Long-term growth of capital.                          o AXA Rosenberg Investment Management LLC
                                                                                       o TCW Investment Management Company
                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Long-term growth of capital.                          o Firsthand Capital Management, Inc.
                                                                                       o RCM Capital Management LLC
                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                             Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.         o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                 o AllianceBernstein L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with  o AllianceBernstein L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.         o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.         o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with  o AllianceBernstein L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.         o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II (1)     Seeks long-term capital appreciation.                 o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.                o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to achieve   o Boston Advisors, LLC
 INCOME                          an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                 o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             and Bridgeway Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.                    o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.               o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.         o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 31

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                                   Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                           o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates      o AllianceBernstein L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.                    o Evergreen Investment Management
 BOND                                                                                        Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                             o Evergreen Investment Management
                                                                                             Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                          o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE            Seeks long-term capital appreciation.                       o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                          o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-   o J.P. Morgan Investment Management Inc.
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.                             o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                                 o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.                          o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation           o Mercury Advisors
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without           o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-      o Lord, Abbett & Co. LLC
 CORE                          able risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                       o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.         o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks to provide current income and long-term growth of     o Merrill Lynch Investment Managers
 VALUE                         income, accompanied by growth of capital.                     International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                  o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------


32 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
Portfolio Name                 Objective                                                   Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST        Seeks long-term growth of capital with a secondary          o MFS Investment Management
                              objective to seek reasonable current income. For purposes
                              of this Portfolio, the words "reasonable current income"
                              mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                              its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                      o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks maximum real return consistent with preservation      o Pacific Investment Management Company,
                              of real capital and prudent investment management.            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks current income with reduced volatility of principal.  o Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the       o AllianceBernstein L.P.
                              deduction of portfolio expenses) the total return of the
                              Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY                 Seeks to achieve long-term capital appreciation.            o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through capital appreciation  o UBS Global Asset Management
                              with income as a secondary consideration.                     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Capital growth and income.                                  o Morgan Stanley Investment
                                                                                            Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING        Seeks long-term capital appreciation.                       o Morgan Stanley Investment
 MARKETS EQUITY                                                                             Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Capital growth.                                             o Morgan Stanley Investment
 GROWTH                                                                                     Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY     Seeks long-term capital appreciation.                       o Wells Capital Management Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE
INSURANCE TRUST
PORTFOLIO NAME                 Objective                                                   Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    Seeks to increase the value of your investment in bull      o Charles Schwab Investment Management,
 LONG/SHORT EQUITY(2)         markets and bear markets through strategies that are          Inc.
                              designed to have limited exposure to general equity         o AXA Rosenberg Investment
                              market risk.                                                  Management LLC
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
PORTFOLIO NAME                 Objective                                                   Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II  Seeks to provide above average current income and long-     o Van Kampen (is the name under which Mor-
                              term capital appreciation by investing primarily in equity    gan Stanley Investment Management Inc.
                              securities of companies in the U.S. real estate industry,     does business in certain situations)
                              including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



(1) The EQ/Ariel Appreciation II option is not available under EDC and TSA contracts.

(2) The Laudus Rosenberg VIT Value Long/Short Equity option is not available for new contributions or incoming transfers for certain TSA contract owners in the State of Texas. (See Appendix IV.)


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1 (800) 628-6673.

                                               Contract features and benefits 33

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information," later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the annual minimum guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending on certain factors, including the type and series of your contract and when the allocation is made. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST(R) funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.


Generally, the annual minimum guaranteed interest rate for 2006 is 3.00% or 4.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for Corporate Trusteed contracts and Keogh Trusteed contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available for certain contracts issued in New York and Pennsylvania or for contracts issued on or after August 13, 2001 in Washington (see Appendix IV). Your financial professional can provide your state's approval status. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally 10 (7 in Oregon) fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o  the rate to maturity is 3%; or

o  the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2006, the next available maturity date was June 15, 2006


34  Contract features and benefits

(see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

Subject to any employer plan limitations, you must choose one of the following two methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.



--------------------------------------------------------------------------------
                               Investment Options
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
 Domestic stocks                         International stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation            o AXA Premier VIP International Equity
o AXA Moderate-Plus Allocation         o EQ/Alliance International
o AXA Premier VIP Aggressive Equity    o EQ/Capital Guardian International
o AXA Premier VIP Health Care          o EQ/International Growth
o AXA Premier VIP Large Cap Core       o EQ/Mercury International Value
  Equity                               o EQ/Van Kampen Emerging Markets
o AXA Premier VIP Large Cap Growth       Equity
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth
o AXA Premier VIP Mid Cap Value
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Large Cap Growth
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II(1)
o EQ/Bear Stearns Small Company
  Growth
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Value Opportunities
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Montag & Caldwell Growth
o EQ/Small Company Index
o EQ/TCW Equity
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/
  Short Equity(2)
o US Real Estate - Class II
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation
--------------------------------------------------------------------------------


                                               Contract features and benefits 35

--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation          o EQ/Caywood-Scholl High Yield Bond
o AXA Conservative-Plus Allocation     o EQ/Evergreen International Bond
o AXA Premier VIP Core Bond            o EQ/JPMorgan Core Bond
o AXA Premier VIP High Yield           o EQ/Long Term Bond
o EQ/Alliance Intermediate Government  o EQ/Money Market
  Securities                           o EQ/PIMCO Real Return
o EQ/Alliance Quality Bond             o EQ/Short Duration Bond
--------------------------------------------------------------------------------
 Fixed maturity options
--------------------------------------------------------------------------------
 The fixed maturity options are only available in states where approved. Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------



(1) The EQ/Ariel Appreciation II option is not available under EDC and TSA contracts.

(2) The Laudus Rosenberg VIT Value Long/Short Equity option is not available for new contributions or incoming transfers for certain TSA contract owners in the State of Texas. (See Appendix IV.)


Please note that under Trusteed contracts your employer or the plan trustee will select the investment method available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST(R) contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------
ERISA CONSIDERATIONS FOR EMPLOYERS

If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER
OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


If you reside in the state of California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.


If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

We may require that you wait six months before you apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

36  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental employer EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental employer EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value.


                                           Determining your contract's value  37

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2006, all maturities were available.


o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

See Appendix I for transfer restrictions under Original contracts.


Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying


38 Transferring your money among investment options portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfer into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

See Appendix I for transfer restrictions under original contracts.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore,

                            Transferring your money among investment options  39
you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semian nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.

For TSA, Corporate Trusteed and certain governmental employer EDC contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" in "Accessing your money," later in this prospectus.)

40  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL

--------------------------------------------------------------------------------
                         Partial                           Minimum
      Contract        withdrawal        Systematic     distribution
--------------------------------------------------------------------------------
SEP/SARSEP               yes              yes               yes
--------------------------------------------------------------------------------
SIMPLE IRA               yes              yes               yes
--------------------------------------------------------------------------------
Corporate and
 KEOGH Trusteed          yes(3)           no                yes(3)
--------------------------------------------------------------------------------
TSA                      yes(1)(3)        yes(1)(2)(3)      yes(2)
--------------------------------------------------------------------------------
University TSA           yes(1)(3)        yes(1)(3)         yes
--------------------------------------------------------------------------------
EDC                      yes(3)           yes(1)(2)(3)      yes(2)(3)
--------------------------------------------------------------------------------
Annuitant-Owned
 HR-10                   yes(3)           yes(3)            yes
--------------------------------------------------------------------------------
(1) Only if the contract is not subject to withdrawal restrictions.
(2) Only if there are no outstanding loans.
(3) Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)

SYSTEMATIC WITHDRAWALS


If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.

You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

o your plan or program permits it;

o the contract is not subject to withdrawal restrictions; and

o the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(SEPs, SARSEPs, SIMPLE IRAs, TSAs, EDCs, and Annuitant-owned HR-10 contracts - See "Tax information" later in this prospectus)


We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Tax information," "Required minimum distributions" later in this prospectus for your specific type of retirement arrangement. The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.


You may elect our RMD automatic withdrawal option in the year in which you reach age 70-1/2 or in any later year, subject to the terms of your plan, if applicable. To elect this option, you must have account

                                                        Accessing your money  41
value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our required minimum distribution automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

For non-governmental employer EDC contracts, this election may not be revoked. For TSA and governmental employer EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.

If you purchase your EQUI-VEST(R) TSA via a direct transfer of funds from another 403(b) arrangement and you tell us at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST(R) TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70-1/2 or retiring.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document.

--------------------------------------------------------------------------------
For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS

If the plan permits, loans are available under a qualified plan, TSA plan, or governmental employer EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. Federal income tax rule requirements apply even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract, a contract issued under a governmental employer EDC plan or Corporate Trusteed contract. Loans under governmental employer EDC contracts may not be available in all states. Also, ERISA rules apply to loans under Corporate Trusteed contracts, and may apply under TSA contracts. Loans are not available under University TSA contracts or under any TSA or governmental employer EDC contract when the required minimum distribution automatic withdrawal option has been elected.


Before we make a loan, you must properly complete and sign a loan request form. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix IV later in this prospectus for any state rules that may affect loans from a TSA, governmental employer EDC or Corporate Trusteed contract.


We permit only one loan to be outstanding at any time. When you take a loan we will transfer certain amounts to a loan reserve account.

A loan will not be treated as a taxable distribution unless:

o it exceeds limits of federal income tax rules; or

o interest and principal are not paid when due; or

o in some instances, service with the employer terminates.

Loans under TSA, governmental employer EDC and Corporate Trusteed contracts are discussed further in "Tax information" later in this prospectus. The tax consequences of failure to repay a loan when due are substantial.

TERMINATION

We may terminate your contract and pay you the account value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.

We will deduct the amount of any outstanding loan balance and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

42  Accessing your money

TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

o turning age 70-1/2; or

o death; or

o retirement; or

o termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:
(1)  the New York Stock Exchange is closed or restricts trading,
(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or
(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS
EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.
You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.

ANNUITY PAYOUT OPTIONS

---------------------------------------------------------------------------
Fixed annuity payout options       o Life annuity*
                                   o Life annuity with period
                                     certain*
                                   o Life annuity with refund
                                     certain*
                                   o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout  o Life annuity (not available in
   options                           New York)
                                   o Life annuity with period
                                     certain*
--------------------------------------------------------------------------------
* not available for governmental employer EDC Plans in New York

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental employer EDC plans in New York. Life annuity payout options are not available for governmental employer EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's

                                                        Accessing your money  43
death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some markets.

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)  in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

44  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risk charge

o A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o Charge for third-party transfer or exchange (for series 300 and 400 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:

--------------------------------------------------------------------------------
                 EQ/Alliance
                Common Stock,
                  EQ/Money
               Market Options       All Other Variable Investment Options
--------------------------------------------------------------------------------
               series     series     series     series     series     series
                100        200        100        200        300       400
--------------------------------------------------------------------------------
 current    0.56%      1.15%      0.50%      1.09%      1.10%      1.10%
--------------------------------------------------------------------------------
 maximum    0.65%      1.24%      0.50%      1.09%      1.10%      1.75%
--------------------------------------------------------------------------------


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual percentage of the net assets in each variable investment option as follows:

Series 100 -- 0.84%

   o 0.60% reimburses us for research and development costs plus administrative expenses not covered by the annual administrative charge.

   o 0.24% reimburses us for the cost of financial accounting ser vices we provide under the contracts.

Series 200, 300 and 400 -- 0.25%

   o 0.25% reimburses us for expenses and financial accounting ser vices we provide under the contracts; however, for series 300 and 400, we currently charge 0.24% for all the variable investment options except AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock and EQ/Money Market. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Alliance Common Stock and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual

                                                        Charges and expenses  45
rate of: (i) 2.00% for series 400 contracts; (ii) 1.35% for series 300 contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/Alliance Common Stock, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in
(iii).

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year -- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options" below.

WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS


The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

o  the account value after any withdrawal charge has been imposed, or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.


For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

46  Charges and expenses

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

o  the annuitant dies and a death benefit is payable to the beneficiary.

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:
      - its main function is to provide skilled, intermediate, or custodial nursing care;
      - it provides continuous room and board to three or more persons;
      - it is supervised by a registered nurse or licensed practical nurse;
      - it keeps daily medical records of each patient;
      - it controls and records all medications dispensed; and
      - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

o   after six contract years if the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS


10% FREE WITHDRAWAL AMOUNT. No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For Trusteed, EDC (subject to state availability) and TSA contracts, this free withdrawal amount is available starting in the first contract year. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59-1/2. (Currently, we are waiving this restriction.)

FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

o the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest, or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.


For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

o  The annuitant dies and a death benefit is made available to the beneficiary.

o We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

o The contract owner has completed at least five contract years and the annuitant has reached age 59-1/2.

o We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

o In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59-1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.

FOR SEP, SARSEP, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn and may apply to any TSA and governmental employer EDC defaulted loans. The withdrawal charge equals a percentage of the amount of any such defaulted loans. Whether a withdrawal charge applies, and the percentage that applies, is determined using the same

                                                        Charges and expenses  47
conditions as apply to withdrawals from your contract. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

----------------------------------------------------------
           Contract Year(s)             Charge
----------------------------------------------------------
              1 through 5                 6%*
----------------------------------------------------------
              6 through 8                 5
----------------------------------------------------------
                   9                      4
----------------------------------------------------------
                  10                      3
----------------------------------------------------------
                  11                      2
----------------------------------------------------------
                  12                      1
----------------------------------------------------------
             13 and later                 0
----------------------------------------------------------

* This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

o  after five contract years and the annuitant is at least age 59-1/2; or

o you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years if the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

o the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental employer EDC Plans in New York); or

o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This is the only form of payment available for annuitants in governmental employer EDC plans in New York.)

No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

o the annuitant has completed at least five contract years, has reached age 55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

o the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or


o the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which the excess contributions were made; or

o the amount withdrawn is an "excess deferral" (as such term is defined in Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which such excess deferrals were made.



The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. As a result of regulations which apply to EDC plans of governmental employers in New York ("NY EDC plans"), EQUI-VEST(R) contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST(R) funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST(R) funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST(R) funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement programs in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.

FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have

48  Charges and expenses
been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

* currently not available for TSA, EDC, Keogh and Corporate Trusteed contracts in New York

-------------------------------------------------------------------------
     Declining scale                       Alternative scale
-------------------------------------------------------------------------
  Year of investment in fixed       Year of transfer within fixed
      maturity option*                    maturity option*
-------------------------------------------------------------------------
   Within year 1      6%             Within year 1      5%
-------------------------------------------------------------------------
         2            6%                   2            4%
-------------------------------------------------------------------------
         3            5%                   3            3%
-------------------------------------------------------------------------
         4            4%                   4            2%
-------------------------------------------------------------------------
         5            3%                   5            1%
-------------------------------------------------------------------------
         6            2%              After year 5      0%
-------------------------------------------------------------------------
   After year 6       0%          Not to exceed 1% times the number of
                                  years remaining in the fixed maturity
                                  option, rounded to the higher number of
                                  years. In other words, if 4.3 years
                                  remain, it would be a 5% charge.
-------------------------------------------------------------------------
* Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.

FOR ALL CONTRACT SERIES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE


We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.10% to 1.50%.

o 12b-1 fees of either 0.25% or 0.35% for Class IB/B and Class II shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) contract, we may reduce the withdrawal charges and/or separate account charges. We may also

                                                        Charges and expenses  49
reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

50  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts.

DEATH BENEFIT

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT FOR SEP, SARSEP AND SIMPLE IRAS (MAY NOT BE AVAILABLE IN ALL STATES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/ annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/ annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the AXA Equitable Access Account, an interest bearing account with check writing privileges. The AXA Equitable Access Account is part of AXA Equitable's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.

BENEFICIARY CONTINUATION OPTION (FOR TSAS, SEPS, SARSEP AND SIMPLE IRAS ONLY)

Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

                                                    Payment of death benefit  51

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

o  The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o  Loans will no longer be available for TSA contracts.

o Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

52  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------

TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any with-drawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Code
Section 403(b) Arrangements: a 403(b) TSA annuity contract such as an EQUI-VEST(R) TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP-IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Code section 401 ("qualified plans"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts and annuity contracts funding 401(a) qualified plans, 403(b) TSAs and 457 plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract.


SPECIAL RULES FOR TAX-FAVORED
RETIREMENT PROGRAMS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

o participation and coverage;

o nondiscrimination;

o vesting and funding;

o limits on contributions, distributions, and benefits;

o withholding;

                                                             Tax information  53

o reporting and disclosure; and

o penalties.

--------------------------------------------------------------------------------
State income tax rules covering contributions to and distributions from employer-sponsored retirement programs may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) TSA, governmental employer EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution.


QUALIFIED PLANS

GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.


The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for 2006 is the lesser of $44,000 (after adjustment for cost of living changes) or 100% of compensation or earned income. This amount may be further adjusted for cost of living changes in future years. When figuring out the contribution limit you have to:


o include reallocated forfeitures and voluntary nondeductible employee contributions;

o include compensation from the employer in the form of elective deferrals and excludible contributions under Code Section 457 EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


o disregard compensation or earned income of more than a specified amount. This amount is currently $220,000. This amount may be further adjusted for cost of living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $15,000 for 2006 and may be further adjusted for cost of living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under TSAs. If the plan permits, an individual who is at least age 50 at any time during 2006 can make up to $5,000 additional salary reduction contributions for 2006.


Except for governmental employer plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."

TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)


Please Note: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued proposed regulations on Section 403(b) of the Code. If finalized in their current form, these proposed regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these proposed regulations could affect you.


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GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.


Generally, there are two types of funding vehicles available to fund 403(b) arrangements: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.


CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) TSA contract:

o  annual contributions made through the employer's payroll; or

o  a rollover from another eligible retirement plan; or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.


ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free transfers from another 403(b) arrangement or tax-deferred rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to the TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. Beginning in 2006, if the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis to the 403(b) arrangement.

The permissible annual contribution to the participant's TSA is calculated the same way as contributions to a 401(k) plan:

o The annual limit on employer and employee contributions to defined contribution plans for 2006 is the lesser of $44,000 (after adjustment for cost of living changes) or 100% of compensation,

o The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $15,000 for 2006.


These limits may be further adjusted for cost of living changes in future years.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2006 can make up to $5,000 additional salary reduction contributions for 2006.

If contributions to a TSA exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail TSA rules.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. Eligible rollover distributions from 403(b) plans, 401(a) qualified plans, governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. Therefore, you may make rollover contributions to your EQUI-VEST(R) TSA contract from these sources: qualified plans, governmental employer EDC plans, other TSAs and 403(b) arrangements and traditional IRAs.

Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA, qualified plan, or governmental employer EDC plan as a result of your:

o termination of employment with the employer who provided the plan funds; or

o reaching age 59-1/2 even if you are still employed; or

o disability (special federal income tax definition).

You may be able to roll over pre-tax funds from your traditional IRA to your TSA at any time.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

You may not roll over designated Roth account funds under a 401(k) plan to a 403(b) plan. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) arrangement or a 401(k) plan. We are not currently accepting rollovers of designated Roth account funds from another 403(b) plan into an EQUI-VEST TSA.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT
PLANS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after--


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tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA.

If the after-tax contributions are in a "designated Roth account" under another 403(b) arrangement which permits designated Roth elective deferral contributions to be made beginning in 2006, they can only be rolled into another "designated Roth account" under another 403(b) arrangement or a 401(k) plan. They cannot be rolled over to a non-Roth after-tax contribution account.


DIRECT TRANSFERS. A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the EQUI-VEST(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an EQUI-VEST(R) TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.


We currently do not accept direct transfers of designated Roth account funds from another 403(b) plan.


SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE 70-1/2. Any rollover or direct transfer contribution to an EQUI-VEST(R) TSA must be net of the required minimum distribution for the tax year if:

o  you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the EQUI-VEST(R) TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or other eligible retirement plan; or

o  direct rollover from another TSA or other eligible retirement plan; or

o  direct transfer under Revenue Ruling 90-24 from another TSA.

DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

GENERAL

Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal.

WITHDRAWAL RESTRICTIONS. You may not be able to withdraw or take payment from all or part of your TSA or 401(k) qualified plan unless you reach age 59-1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hardship. Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings.


These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts directly transferred to your EQUI-VEST(R) TSA contract from another TSA in a Revenue Ruling 90-24 transfer. If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions.

Withdrawals from TSA contracts with designated Roth contribution funds are subject to the existing restrictions on distributions from TSA contracts.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS.
Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions. Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income.


56  Tax information

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 401(k) or 403(b) plan.


ANNUITY PAYMENTS. If you elect an annuity payout option, the nontaxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

LOANS FROM QUALIFIED PLANS AND TSAS. The following discussion also applies to loans under governmental employer EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.


If the plan permits, loans are available from a qualified plan or TSA plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans from a qualified plan or TSA plan.


Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a qualified plan or TSA to any of the following: a qualified plan, a governmental employer EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these.


The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or TSA to a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.


Any non-Roth after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. Amounts attributable to "designated Roth contributions" under a 403(b) arrangement may be only rolled over to another designated Roth contribution separate account under another 403(b) arrangement or a 401(k) plan or to a Roth IRA. Amounts attributable to "designated Roth contributions" under a 401(k) plan may be only rolled over to another designated Roth contribution account under another 401(k) plan or to a Roth IRA.


                                                             Tax information  57

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Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer EDC plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer EDC plan (qualified plan, TSA or traditional IRA) into a governmental employer EDC plan, and you later take a distribution from the recipient government employer EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution. Treasury Regulations require a traditional IRA to be established on your behalf.


DISTRIBUTION REQUIREMENTS


Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.


SPOUSAL CONSENT RULES

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request a withdrawal type transaction under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified plans -- General; contributions" apply. In 2006 an employer can annually contribute an amount for an employee up to the lesser of $44,000 or 25% of compensation. This amount may be further adjusted for cost of living change in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP-IRA contract and are put into a separate traditional IRA contract.


Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees. Please consult your tax adviser.

SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.


The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible tax-exempt entity employers may maintain EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a

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SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $10,000 in 2006. This limit may be further adjusted for cost of living changes in future years.

If the plan permits, an individual at least age 50 at any time during 2006 can make up to $2,500 additional salary reduction contributions for 2006.


Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

TAX TREATMENT OF SIMPLE IRAS

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59-1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants of a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2006 is the lesser of $15,000 or 100% of includible compensation.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $30,000 for 2006.


                                                             Tax information  59

For governmental employer EDC plans only, if the plan permits, an individual at least age 50 at any time during 2006 may be able to make up to $5,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.

GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans (TSAs), 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.


Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70-1/2, severs from employment with the employer or is faced with an unforeseeable emergency.
Income or gains on contributions under an EDC plan are subject to federal income tax when amounts are distributed (governmental employer EDC plan) or made available (tax-exempt employer EDC plan) to the employee or beneficiary. Small amounts (up to $5000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution.
Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70-1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS.
 Distributions to a tax-exempt employer EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.

Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.

TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions.

TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental employer EDC plan may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or TSA, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, TSA, or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

LOANS FROM GOVERNMENTAL EMPLOYER EDC PLANS. Same as for qualified plans and TSAs. (See "Loans from qualified plans and TSAs" under "Distributions from qualified plans and TSAs" earlier in this prospectus.)

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.

60  Tax information

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o traditional IRAs, typically funded on a pre-tax basis, including SEP- IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.


We have received an opinion letter from the IRS approving the form of the EQUI-VEST(R) SIMPLE IRA contract for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST(R) SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(R) SEP, SARSEP and SIMPLE IRA contracts.


CANCELLATION

You can cancel an EQUI-VEST(R) IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

CONTRIBUTIONS

As SEP-IRA, SARSEP IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP- IRA, SARSEP IRA and in limited circumstances, to SIMPLE IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST(R) SEP-IRA, SARSEP IRA and SIMPLE IRA contracts.

RECHARACTERIZATION

Employer-funded amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

ROLLOVER AND TRANSFER CONTRIBUTIONS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o  qualified plans;

o  governmental employer EDC plans;

o  TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
   and

o  other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another. Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o  Do it yourself

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover

   You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

   All distributions from a TSA, qualified plan or governmental employer EDC plan are eligible rollover distributions, unless the distribution is:

                                                             Tax information  61

o  a "required minimum distribution" after age 70-1/2 or retirement; or

o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

o  a hardship withdrawal; or

o  a corrective distribution which fits specified technical tax rules; or

o  a loan that is treated as a distribution; or

o  a death benefit payment to a beneficiary who is not your surviving spouse; or



o a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer EDC plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer EDC plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

o  regular contributions to a traditional IRA made after you reach age 70-1/2;
   or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution before the due date (including extensions) for filing your federal income tax return for the year. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS

Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP-IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See "Rollovers from eligible retirement plans other than traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA; a qualified plan, a TSA or a governmental employer

62  Tax information

EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.

REQUIRED MINIMUM DISTRIBUTIONS

Traditional IRAs are subject to required minimum distribution rules described in "Required minimum distributions" later in this prospectus.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ILLUSTRATION OF GUARANTEED INTEREST RATES


In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 4.00%, is in the contract.


The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored.

                                                             Tax information  63

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

       Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)
                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
(ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

---------------------------------------- ------------------------------------------
        1.00% Minimum Guarantee                   1.00% Minimum Guarantee
        -----------------------                   -----------------------
 Contract      Account         Cash       Contract      Account           Cash
 Year End       Value          Value      Year End       Value           Value
---------------------------------------- ------------------------------------------
      1    $    989.80    $    936.35       26      $ 29,196.26     $ 28,836.26
---------------------------------------- ------------------------------------------
      2    $  1,979.70    $  1,872.79       27      $ 30,498.22     $ 30,138.22
---------------------------------------- ------------------------------------------
      3    $  2,979.49    $  2,818.60       28      $ 31,813.20     $ 31,453.20
---------------------------------------- ------------------------------------------
      4    $  3,989.29    $  3,773.87       29      $ 33,141.33     $ 32,781.33
---------------------------------------- ------------------------------------------
      5    $  5,009.18    $  4,738.69       30      $ 34,482.75     $ 34,122.75
---------------------------------------- ------------------------------------------
      6    $  6,039.27    $  5,713.15       31      $ 35,837.57     $ 35,477.57
---------------------------------------- ------------------------------------------
      7    $  7,079.67    $  6,719.67       32      $ 37,205.95     $ 36,845.95
---------------------------------------- ------------------------------------------
      8    $  8,130.46    $  7,770.46       33      $ 38,588.01     $ 38,228.01
---------------------------------------- ------------------------------------------
      9    $  9,191.77    $  8,831.77       34      $ 39,983.89     $ 39,623.89
---------------------------------------- ------------------------------------------
     10    $ 10,263.69    $  9,903.69       35      $ 41,393.73     $ 41,033.73
---------------------------------------- ------------------------------------------
     11    $ 11,346.32    $ 10,986.32       36      $ 42,817.67     $ 42,457.67
---------------------------------------- ------------------------------------------
     12    $ 12,439.79    $ 12,079.79       37      $ 44,255.84     $ 43,895.84
---------------------------------------- ------------------------------------------
     13    $ 13,544.18    $ 13,184.18       38      $ 45,708.40     $ 45,348.40
---------------------------------------- ------------------------------------------
     14    $ 14,659.63    $ 14,299.63       39      $ 47,175.49     $ 46,815.49
---------------------------------------- ------------------------------------------
     15    $ 15,786.22    $ 15,426.22       40      $ 48,657.24     $ 48,297.24
---------------------------------------- ------------------------------------------
     16    $ 16,924.08    $ 16,564.08       41      $ 50,153.81     $ 49,793.81
---------------------------------------- ------------------------------------------
     17    $ 18,073.33    $ 17,713.33       42      $ 51,665.35     $ 51,305.35
---------------------------------------- ------------------------------------------
     18    $ 19,234.06    $ 18,874.06       43      $ 53,192.00     $ 52,832.00
---------------------------------------- ------------------------------------------
     19    $ 20,436.40    $ 20,076.40       44      $ 54,733.92     $ 54,373.92
---------------------------------------- ------------------------------------------
     20    $ 21,650.76    $ 21,290.76       45      $ 56,291.26     $ 55,931.26
---------------------------------------- ------------------------------------------
     21    $ 22,877.27    $ 22,517.27       46      $ 57,864.18     $ 57,504.18
---------------------------------------- ------------------------------------------
     22    $ 24,116.04    $ 23,756.04       47      $ 59,452.82     $ 59,092.82
---------------------------------------- ------------------------------------------
     23    $ 25,367.20    $ 25,007.20       48      $ 61,057.35     $ 60,697.35
---------------------------------------- ------------------------------------------
     24    $ 26,630.88    $ 26,270.88       49      $ 62,677.92     $ 62,317.92
---------------------------------------- ------------------------------------------
     25    $ 27,907.18    $ 27,547.18       50      $ 64,314.70     $ 63,954.70
---------------------------------------- ------------------------------------------



64 Tax information

       Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)
                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

------------------------------------ ------------------------------------
      1.00% Minimum Guarantee              1.00% Minimum Guarantee
      -----------------------              -----------------------
 Contract     Account       Cash      Contract     Account       Cash
 Year End      Value        Value     Year End      Value        Value
------------------------------------ ------------------------------------
      1    $ 989.80     $ 936.35        26      $ 434.76     $ 434.76
------------------------------------ ------------------------------------
      2    $ 979.70     $ 926.80        27      $ 409.11     $ 409.11
------------------------------------ ------------------------------------
      3    $ 959.50     $ 907.69        28      $ 383.20     $ 383.20
------------------------------------ ------------------------------------
      4    $ 939.10     $ 888.38        29      $ 357.03     $ 357.03
------------------------------------ ------------------------------------
      5    $ 918.49     $ 868.89        30      $ 330.60     $ 330.60
------------------------------------ ------------------------------------
      6    $ 897.67     $ 849.20        31      $ 303.91     $ 303.91
------------------------------------ ------------------------------------
      7    $ 876.65     $ 876.65        32      $ 276.95     $ 276.95
------------------------------------ ------------------------------------
      8    $ 855.42     $ 855.42        33      $ 249.72     $ 249.72
------------------------------------ ------------------------------------
      9    $ 833.97     $ 833.97        34      $ 222.21     $ 222.21
------------------------------------ ------------------------------------
     10    $ 812.31     $ 812.31        35      $ 194.44     $ 194.44
------------------------------------ ------------------------------------
     11    $ 790.43     $ 790.43        36      $ 166.38     $ 166.38
------------------------------------ ------------------------------------
     12    $ 768.34     $ 768.34        37      $ 138.04     $ 138.04
------------------------------------ ------------------------------------
     13    $ 746.02     $ 746.02        38      $ 109.42     $ 109.42
------------------------------------ ------------------------------------
     14    $ 723.48     $ 723.48        39      $  80.52     $  80.52
------------------------------------ ------------------------------------
     15    $ 700.71     $ 700.71        40      $  51.32     $  51.32
------------------------------------ ------------------------------------
     16    $ 677.72     $ 677.72        41      $  21.84     $  21.84
------------------------------------ ------------------------------------
     17    $ 654.50     $ 654.50        42      $   0.00     $   0.00
------------------------------------ ------------------------------------
     18    $ 631.04     $ 631.04        43      $   0.00     $   0.00
------------------------------------ ------------------------------------
     19    $ 607.35     $ 607.35        44      $   0.00     $   0.00
------------------------------------ ------------------------------------
     20    $ 583.43     $ 583.43        45      $   0.00     $   0.00
------------------------------------ ------------------------------------
     21    $ 559.26     $ 559.26        46      $   0.00     $   0.00
------------------------------------ ------------------------------------
     22    $ 534.85     $ 534.85        47      $   0.00     $   0.00
------------------------------------ ------------------------------------
     23    $ 510.20     $ 510.20        48      $   0.00     $   0.00
------------------------------------ ------------------------------------
     24    $ 485.31     $ 485.31        49      $   0.00     $   0.00
------------------------------------ ------------------------------------
     25    $ 460.16     $ 460.16        50      $   0.00     $   0.00
------------------------------------ ------------------------------------

                                                              Tax information 65

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a qualified retirement plan, an EDC plan (both employer types), or own a TSA or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts and annuity contracts funding tax qualified retirement plans, including 401(a) qualified plans, 403(b) TSAs, and 457 plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

Generally, qualified plan, TSA and EDC plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70-1/2. However, qualified plan, TSA and EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70-1/2, as follows:

o For qualified plan, TSA and EDC plan participants who have not retired from service with the employer who provided the funds for this qualified plan, TSA, or EDC contract by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2.

The first required minimum distribution is for the calendar year in which you turn age 70-1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70-1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, TSA, EDC, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.


ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?


We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options and you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA), we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA or TSA that you maintain, using the method

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that you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?


The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?


Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age-group which must take lifetime required minimum distributions. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually from the qualified plan or EDC contract.


WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.


If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2. Rollovers to another eligible retirement plan, including a Traditional IRA, may be available to a surviving spouse death beneficiary.


NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) processing and all other terms and conditions of the loan.

                                                             Tax information  67

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o  Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs in SEP, SARSEP or SIMPLE IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2006 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), and any distribution from a qualified plan or TSA which is not an eligible rollover distribution we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.

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MANDATORY WITHHOLDING FROM TSA, GOVERNMENTAL EMPLOYER EDC AND QUALIFIED PLAN
DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans, governmental employer EDC plans, and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan and governmental employer EDC plan distributions. An eligible rollover distribution from one of these eligible retirement plans can be rolled over to another one of these eligible retirement plans or a traditional IRA. All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are "required minimum distributions" after age 70-1/2 or retirement; or

o  hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  corrective distributions which fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

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8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A, Class IB/B or Class II shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A;


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan relating to its Class IB/B or Class II shares, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE
We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 15, 2006 and the related price per $100 of maturity value were as shown below:

--------------------------------------------------------------------------------
  Fixed Maturity Options
     With June 15th
    Maturity Date of       Rate to Maturity as of      Price Per $100 of
      Maturity Year          February 15, 2006         Maturity Value
--------------------------------------------------------------------------------
           2006                    3.55%                   $ 98.86
           2007                    3.65%                   $ 95.35
           2008                    3.70%                   $ 91.88
           2009                    3.75%                   $ 88.46
           2010                    3.80%                   $ 85.08
           2011                    3.80%                   $ 81.97
           2012                    3.95%                   $ 78.24
          2013*                    4.05%                   $ 74.74
          2014*                    4.10%                   $ 71.54
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
  Fixed Maturity Options
     With June 15th
    Maturity Date of       Rate to Maturity as of      Price Per $100 of
      Maturity Year          February 15, 2006         Maturity Value
--------------------------------------------------------------------------------
          2015*                    4.15%                   $ 68.42
--------------------------------------------------------------------------------
*  Not available in Oregon.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III later in this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The dis-


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closure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for single life SEP and Keogh units provided that the single life is the employer who provided the funds.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.


o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o  the election of trustees; or

o  the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We

72  More information
will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental employer EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.


The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.


Sales compensation paid to AXA Advisors will generally not exceed 16.0% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 0.70% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 16.0% of the total contributions made under the contracts.

                                                            More information  73

Sales compensation paid to AXA Distributors will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 0.35% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 12.0% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) Employer-Sponsored Retirement Programs on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributor may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments . For more information about any such arrangements, ask your financial professional.

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


74  More information

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).

                             Incorporation of certain documents by reference  75

Appendix I: Original contracts

--------------------------------------------------------------------------------

Original Contracts are EQUI-VEST(R) contracts under which the contract owner has not elected to add any additional variable investment options when they first became available.


SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the EQ/Money Market, AXA Moderate Allocation, EQ/Alliance Common Stock and AXA Premier VIP Aggressive Equity options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the EQ/Money Market option is always available. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.


I-1 Appendix I: Original contracts

Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  1996        1997         1998        1999        2000         2001        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  34.06    $  38.66     $  45.07    $  52.39    $  51.10     $  49.61    $  42.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            28,319      26,036       24,361      22,434      20,413       19,822      23,382
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  82.91    $  90.75     $  89.92    $ 105.59    $  90.70     $  67.13    $  47.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            27,945      28,030       25,634      20,946      18,138       16,058      13,832
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --    $ 106.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --         264
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --    $  78.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --         101
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 137.53    $ 160.74     $ 150.42    $ 143.43    $ 129.28     $ 128.74    $ 123.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               444         831        1,164         998         800          770         696
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --    $  78.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --          82
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --    $  76.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --          91
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --           --          --          --           --    $  67.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --           --          --          --           --         138
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
-------------------------------------------------------------------------------------------------------------
                                                                          2003          2004         2005
-------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 109.15      $ 120.39     $ 128.35
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                         8            50          122
-------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 102.15      $ 106.86     $ 108.01
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                         6            36           59
-------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 104.14      $ 110.71     $ 112.78
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                         5            44          112
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  50.77      $  55.12     $  57.47
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    21,629        20,412       19,656
-------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 107.96      $ 118.97     $ 126.32
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                        18           185          105
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  64.75      $  72.04     $  77.39
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    12,726        11,587       10,645
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 109.24      $ 111.97     $ 112.40
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       311           348          375
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  99.85      $ 110.46     $ 116.57
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       182           238          274
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 149.82      $ 161.02     $ 164.14
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       769           761          768
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 103.47      $ 120.36     $ 137.09
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       150           268          321
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  96.62      $ 104.55     $ 110.09
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       122           129          128
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  87.47      $  92.04     $  97.62
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       219           256          267
-------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-1

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1996         1997          1998         1999         2000
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 199.05     $ 253.68      $ 323.75     $ 399.74     $ 339.28
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 16,933       17,386        17,231       16,705       15,685
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 143.37     $ 179.30      $ 213.81     $ 250.31     $ 269.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    975        1,800         2,475        3,095        3,352
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 112.40     $ 118.98      $ 126.48     $ 124.96     $ 134.60
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    146          202           314          360          309
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 112.83     $ 107.92      $ 117.72     $ 160.04     $ 121.54
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    763          968           971          926        1,028
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --     $ 116.36     $  93.70
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --          887        2,596
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 112.65     $ 121.30      $ 130.07     $ 125.76     $ 138.33
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    196          283           557          622          566
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --     $ 125.55      $ 118.57     $ 149.64     $ 168.29
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --          488         1,101          976        1,895
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --            --     $ 107.58     $ 103.06
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --            --            4           15
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                               2001        2002         2003           2004         2005
---------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --    $  79.08     $ 102.28       $ 115.47     $ 122.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         127          163            203          263
---------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --    $  62.00     $  85.78       $  94.55     $ 101.11
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         211          417            530          556
---------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --    $  73.70     $ 102.24       $ 116.19     $ 123.06
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         214          334            425          390
---------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --    $  56.63     $  88.08       $  91.24     $ 100.16
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          53          211            989          901
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 299.82    $ 197.84     $ 292.96       $ 330.99     $ 341.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         14,197      11,899       11,092         10,291        9,393
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 262.05    $ 204.07     $ 263.25       $ 292.64     $ 305.38
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,789       3,455        3,264          3,133        3,020
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 143.62    $ 154.25     $ 155.83       $ 157.11     $ 157.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            587         915          788            674          613
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  92.48    $  82.20     $ 109.83       $ 128.38     $ 146.39
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            945       5,013        4,603          4,372        4,333
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  70.28    $  47.74     $  58.02       $  62.04     $  70.34
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,788       2,376        2,212          1,966        1,822
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 147.79    $ 157.39     $ 161.18       $ 165.40     $ 166.86
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            899         950          827            737          726
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 144.40    $  99.61     $ 138.85       $ 156.54     $ 172.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,988       1,955        1,959          1,885        1,791
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --             --     $ 103.63
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --             --            4
---------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --       $ 114.58     $ 121.52
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --              3           80
---------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  94.39    $  80.42     $ 102.15       $ 114.33     $ 118.93
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,544       1,981        2,115          2,287        2,451
---------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --       $ 106.97     $ 112.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --             33          232
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  86.73    $  62.93     $  79.44       $  81.19     $  87.10
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             33          57           89            118          143
---------------------------------------------------------------------------------------------------------------------------


II-2 Appendix II: Condensed financial information

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                    1996         1997         1998         1999         2000
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --     $ 106.78     $ 111.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --            8           44
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --     $ 101.64     $ 103.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           13           34
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 164.12     $ 214.66     $ 271.24     $ 322.15     $ 287.40
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1,486        2,686        3,805        4,579        4,346
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --     $ 106.57     $  92.84
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --            5           18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --     $  99.98
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           86
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $ 118.06     $ 104.82     $ 105.28     $ 109.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          577          859          721          628
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --     $  83.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --          165
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $ 115.17     $ 128.20     $ 124.26     $ 131.45
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          250          581          648          521
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------
                                                             2001        2002        2003           2004        2005
-----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --    $  53.85    $  65.86       $  68.57    $  71.11
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          19          39             47          67
-----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --    $  67.65    $  88.51       $  99.21    $ 114.65
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          61         175            316         437
-----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 107.86    $  80.17    $ 104.00       $ 113.80    $ 119.08
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           95       1,211       1,179          1,112       1,015
-----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 100.43    $  75.63    $ 101.77       $ 109.77    $ 114.76
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           96         375         573            660         684
-----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --          --          --             --    $ 103.98
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --             --          29
-----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 249.66    $ 191.65    $ 242.29       $ 264.16    $ 272.79
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,083       3,648       3,539          3,393       3,219
-----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --          --          --             --    $  97.50
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --             --           4
-----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  76.01    $  56.98    $  77.69       $  82.05    $  84.15
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           33          55         125            206         204
-----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  85.41    $  68.70    $  97.34       $ 111.43    $ 116.94
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          420         738       1,109          1,384       1,577
-----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 112.05    $  94.29    $ 123.98       $ 144.14    $ 158.32
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,238       1,835       1,967          2,096       2,279
-----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --          --          --             --    $ 105.04
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --             --          15
-----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --          --          --       $ 113.23    $ 116.54
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --             37         251
-----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --          --          --             --    $ 115.00
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --             --          13
-----------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  63.80    $  43.86    $  54.47       $  60.27    $  63.79
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          464         590         701            750    $ 814.00
-----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --    $ 107.03    $ 109.16       $ 112.11    $ 113.06
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --         207         316            405         574
-----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 120.85    $  96.50    $ 120.74       $ 132.08    $ 135.43
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          532         484         448            414         382
-----------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-3

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                       1996         1997         1998         1999         2000
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --     $ 115.97     $ 127.97     $ 149.82     $ 165.28
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --          145          444          617          634
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --     $ 121.34     $ 161.04     $ 275.93     $ 220.97
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --          256        1,090        2,427        3,720
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --     $ 104.48     $ 102.37
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           18           68
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 28.28     $  29.41     $  30.55     $  31.63     $  33.15
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  1,013          973        1,261        1,516        1,458
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                               2001         2002         2003          2004         2005
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --     $ 112.38     $ 152.31      $ 175.98     $ 181.76
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          239          434           617          739
---------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --            --     $ 106.40
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --            --           13
---------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --            --     $  99.99
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --            --           71
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --            --     $ 105.99
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --            --           11
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --            --     $ 105.62
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --            --           13
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --            --     $ 111.49
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --            --           67
---------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 105.89     $  92.40     $ 119.55      $ 130.34     $ 142.37
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          337          779           948        1,217
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 172.07     $ 141.48     $ 183.13      $ 199.77     $ 202.92
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,044        1,282        1,316         1,355        1,330
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --     $  75.52     $  95.40      $ 114.50     $ 125.21
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          928          946         1,010        1,260
---------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 143.76     $  93.15     $ 118.84      $ 132.05     $ 142.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,422        2,890        2,681         2,410        2,130
---------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  84.85     $  66.13     $  79.62      $  87.51     $  92.55
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             87          118          161           140          132
---------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  33.96     $  34.00     $  33.81      $  33.69     $  34.19
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,796        1,816        1,322         1,193        1,383
---------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --      $ 104.66     $ 108.84
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --             1           17
---------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --            --     $  99.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --            --           82
---------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --            --     $  99.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --            --           13
---------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --     $  81.53     $ 117.33      $ 136.22     $ 140.12
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           72          260           446          537
---------------------------------------------------------------------------------------------------------------------------


II-4 Appendix II: Condensed financial information

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------
                                                              1996      1997          1998         1999        2000
----------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --      $ 79.41       $ 57.18     $ 110.43     $ 65.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --          109           217          590         926
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --            --           --          --
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                     2001        2002        2003           2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --       $ 111.22     $ 114.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --              6           36
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --       $ 109.24     $ 117.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --              1           41
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --             --     $ 104.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --             --           47
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 61.12     $ 56.74    $  87.28       $ 106.51     $ 139.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  850         895         949          1,084        1,420
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --             --     $ 123.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --             --           32
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --             --     $ 119.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --             --            3
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --    $  99.46       $ 101.69     $ 107.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --           3             12           54
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --    $ 106.81       $ 143.40     $ 165.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          18            288          435
--------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-5

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



-----------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                  1996         1997         1998         1999         2000
-----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 119.26     $ 135.29     $ 157.63     $ 183.18     $ 178.32
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               548          655          752          854          846
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 149.41     $ 163.33     $ 161.59     $ 189.44     $ 162.34
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,468        3,226        3,342        2,980        2,607
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 137.53     $ 160.74     $ 150.42     $ 143.43     $ 129.28
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               444          831        1,164          998          800
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 155.42     $ 198.12     $ 252.88     $ 312.31     $ 264.88
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             3,457        4,765        5,808        6,502        6,233
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 143.37     $ 179.30     $ 213.81     $ 250.31     $ 269.09
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               975        1,800        2,475        3,095        3,352
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 112.40     $ 118.98     $ 126.48     $ 124.96     $ 134.60
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               146          202          314          360          309
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                      2001         2002         2003          2004         2005
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --           --     $ 109.15      $ 120.39     $ 128.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --           --            8            50          122
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --           --     $ 102.15      $ 106.86     $ 108.01
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --           --            6            36           59
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --           --     $ 104.14      $ 110.71     $ 112.78
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --           --            5            44          112
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 172.66     $ 149.01     $ 175.55      $ 188.77     $ 195.64
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 1,334        2,689        2,378         2,153        1,902
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --           --     $ 107.96      $ 118.97     $ 126.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --           --           18           185          105
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 120.13     $  84.51     $ 114.95      $ 127.42     $ 136.36
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 2,242        1,841        1,636         1,467        1,285
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $ 106.73     $ 109.24      $ 111.97     $ 112.40
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          264          316           348          375
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  78.98     $  99.85      $ 110.46     $ 116.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          101          185           238          274
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 128.74     $ 123.58     $ 149.82      $ 161.02     $ 164.14
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   770          696          798           761          768
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  78.07     $ 103.47      $ 120.36     $ 137.09
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --           82          152           268          321
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  76.43     $  96.62      $ 104.55     $ 110.09
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --           91          123           129          128
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  67.87     $  87.47      $  92.04     $  97.62
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          138          221           256          267
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  79.08     $ 102.28      $ 115.47     $ 122.01
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          127          165           203          263
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  62.00     $  85.78      $  94.55     $ 101.11
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          211          421           530          556
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  73.70     $ 102.24      $ 116.19     $ 123.06
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          214          337           425          390
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $  56.63     $  88.08      $  91.24     $ 100.16
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --           53          212           989          901
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 233.80     $ 154.15     $ 227.99      $ 257.31     $ 265.43
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 5,579        4,418        4,024         3,627        3,126
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 262.05     $ 204.07     $ 263.25      $ 292.64     $ 305.38
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 3,789        3,455        3,368         3,133        3,020
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 143.62     $ 154.25     $ 155.83      $ 157.11     $ 157.33
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   587          915          818           674          613
----------------------------------------------------------------------------------------------------------------------------------


II-6 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------
                                                           1996         1997           1998         1999         2000
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 112.83     $ 107.92       $ 117.72     $ 160.04     $ 121.54
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        763          968            971          926        1,028
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --     $ 116.36     $  93.70
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --          887        2,596
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 112.65     $ 121.30       $ 130.07     $ 125.76     $ 138.33
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        196          283            557          622          566
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --     $ 125.55       $ 118.57     $ 149.64     $ 168.29
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --          488          1,101          976        1,895
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --     $ 107.58     $ 103.06
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --            4           15
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --     $ 106.78     $ 111.59
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --            8           44
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --     $ 101.64     $ 103.88
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           13           34
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 164.12     $ 214.66       $ 271.24     $ 322.15     $ 287.40
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      1,486        2,686          3,805        4,579        4,346
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --     $ 106.57     $  92.84
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --            5           18
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --           --             --           --     $  99.98
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --           --             --           --           86
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --     $ 118.06       $ 104.82     $ 105.28     $ 109.21
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --          577            859          721          628
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                      2001        2002         2003           2004         2005
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  92.48    $  82.20     $ 109.83       $ 128.38     $ 146.39
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   945       5,013        4,796          4,372        4,333
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  70.28    $  47.74     $  58.02       $  62.04     $  70.34
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 2,788       2,376        2,254          1,966        1,822
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 147.79    $ 157.39     $ 161.18       $ 165.40     $ 166.86
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   899         950          851            737          726
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 144.40    $  99.61     $ 138.85       $ 156.54     $ 172.65
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 1,988       1,955        2,016          1,885        1,791
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --          --           --             --     $ 103.63
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          --           --             --            4
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --          --           --       $ 114.58     $ 121.52
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          --           --              3           80
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  94.39    $  80.42     $ 102.15       $ 114.33     $ 118.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 1,544       1,981        2,153          2,287        2,451
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --          --           --       $ 106.97     $ 112.04
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          --           --             33          232
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  86.73    $  62.93     $  79.44       $  81.19     $  87.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    33          57           89            118          143
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --    $  53.85     $  65.86       $  68.57     $  71.11
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          19           41             47           67
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --    $  67.65     $  88.51       $  99.21     $ 114.65
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          61          177            316          437
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 107.86    $  80.17     $ 104.00       $ 113.80     $ 119.08
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    95       1,211        1,200          1,112        1,015
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 100.43    $  75.63     $ 101.77       $ 109.77     $ 114.76
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    96         375          579            660          684
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --          --           --             --     $ 103.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          --           --             --           29
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 249.66    $ 191.65     $ 242.29       $ 264.16     $ 272.79
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 4,083       3,648        3,658          3,393        3,219
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --          --           --             --     $  97.50
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    --          --           --             --            4
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  76.01    $  56.98     $  77.69       $  82.05     $  84.15
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    33          55          127            206          204
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  85.41    $  68.70     $  97.34       $ 111.43     $ 116.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   420         738        1,117          1,384        1,577
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 112.05    $  94.29     $ 123.98       $ 144.14     $ 158.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 1,238       1,835        2,002          2,096        2,279
----------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-7

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



-----------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                  1996         1997          1998         1999        2000
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --    $  83.95
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --         165
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 115.17      $ 128.20     $ 124.76    $ 131.45
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          250           581          648         521
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 115.97      $ 127.67     $ 149.82    $ 165.28
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          145           444          617         634
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 121.34      $ 161.04     $ 275.93    $ 220.97
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          256         1,090        2,427       3,720
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --     $ 104.48    $ 102.37
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           18          68
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 111.21     $ 115.66      $ 120.19     $ 124.47    $ 130.47
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               165          146           262          360         297
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                                2001        2002        2003           2004         2005
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --             --     $ 105.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             --           15
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --       $ 113.23     $ 116.54
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             37          251
---------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --             --     $ 115.00
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             --           13
---------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  63.80    $  43.86    $  54.47       $  60.27     $  63.79
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             464         581         710            750          814
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --    $ 107.03    $ 109.16       $ 112.11     $ 113.06
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         207         318            405          574
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 120.85    $  96.50    $ 120.74       $ 132.08     $ 135.43
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             532         484         454            414          382
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --    $ 112.38    $ 152.31       $ 175.98     $ 181.76
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         239         445            617          739
---------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --             --     $ 106.40
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             --           13
---------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --             --     $  99.99
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             --           71
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --             --     $ 105.99
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             --           11
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --             --     $ 105.62
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             --           13
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --             --     $ 111.49
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --             --           67
---------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 105.89    $  92.41    $ 119.55       $ 130.34     $ 142.37
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         337         790            948        1,217
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 172.07    $ 141.48    $ 183.13       $ 199.77     $ 202.92
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,044       1,282       1,337          1,355        1,330
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --    $  75.52    $  95.40       $ 114.50     $ 125.21
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         928         970          1,010        1,260
---------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 143.76    $  93.15    $ 118.84       $ 132.05     $ 142.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,422       2,890       2,741          2,410        2,130
---------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  84.85    $  66.13    $  79.62       $  87.51     $  92.55
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              87         118         162            140          132
---------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 133.66    $ 133.83    $ 133.10       $ 132.67     $ 135.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             395         342         231            186           63
---------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --       $ 104.66     $ 108.84
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --              1           17
---------------------------------------------------------------------------------------------------------------------------


II-8 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
----------------------------------------------------------------------------------------------------------------
                                                         1996      1997         1998         1999        2000
----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --      $ 79.41      $ 57.18     $ 110.43     $ 65.32
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --          109          217          590         926
----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
----------------------------------------------------------------------------------------------------------------
  Unit value                                             --           --           --           --          --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --          --
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                    2001        2002         2003            2004        2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --           --              --    $  99.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           --              --          82
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --           --              --    $  99.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           --              --          13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $ 81.53     $ 117.33        $ 136.22    $ 140.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          72          261             446         537
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --           --        $ 111.22    $ 114.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           --               6          36
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --           --        $ 109.24    $ 117.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           --               1          41
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --           --              --    $ 104.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           --              --          47
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 61.12     $ 56.74     $  87.28        $ 106.51    $ 139.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 850         895          971           1,084       1,420
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --           --              --    $ 123.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           --              --          32
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --           --              --    $ 119.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           --              --           3
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --     $  99.46        $ 101.69    $ 107.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --            3              12          54
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --     $ 106.81        $ 143.40    $ 165.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --           18             288         435
--------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-9

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 15, 2007 to a fixed maturity option with a maturity date of June 15, 2016 (i.e., nine* years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2011.



-------------------------------------------------------------------------------------------------
                                                                          Hypothetical assumed
                                                                           rate to maturity on
                                                                              June 15, 2011
                                                                        -------------------------
                                                                          5.00%        9.00%
-------------------------------------------------------------------------------------------------
 As of June 15, 2011 (before withdrawal)
-------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                              $144,048     $ 119,487
-------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                               $131,080     $ 131,080
-------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                  $ 12,968     $ (11,593)
-------------------------------------------------------------------------------------------------
 On June 15, 2011 (after withdrawal)
-------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
    (3) x [$50,000/(1)]                                                 $  4,501     $  (4,851)
-------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]                 $ 45,499     $  54,851
-------------------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                                    $ 85,581     $  76,229
-------------------------------------------------------------------------------------------------
(7) Maturity value                                                      $120,032     $ 106,915
-------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                       $ 94,048     $  69,487
-------------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

III-1 Appendix III: Market value adjustment example

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------
STATES WHERE CERTAIN EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


-----------------------------------------------------------------------------------------------------------------------------------
                                               Contract type/Series/
State        Features and benefits             Effective Date                     Availability or variation
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut  See "Withdrawal charge" in "Fees  The changes apply to contracts     The withdrawal charge percentage that applies
             and charges" under "EQUI-VEST(R)  issued on or after the dates indi- depends on the contract year in which the
             at a glance -- key features;" and cated for the contract types       withdrawal is made, according to the
             in "Charges under the contract"   indicated as follows:              following table:
             under "Charges and expenses"
                                               EDC -- June 20, 2003               Contract Year(s)   Charge
                                               TSA, and Annuitant owned HR-10     1 through 5        6%*
                                               contract series 200 -- June 14,    6                  5
                                               2004                               7                  4
                                                                                  8                  3
                                                                                  9                  2
                                                                                  10                 1
                                                                                  11 and later       0

                                                                                  *This percentage may be reduced at older
                                                                                   ages for certain contract series. Your
                                                                                   financial professional can provide
                                                                                   further details about the contract
                                                                                   series you own.

                                               SIMPLE IRA contract series 400 --  The amount of the withdrawal charge we deduct
                                               March 3, 2004                      is equal to 6% of contributions withdrawn
                                               SEP and SARSEP contract series     that exceed the 10% free withdrawal
                                               300 and Trusteed contracts series  amount, that were made in the current
                                               200 -- June 14, 2004               and four prior contract years and 5% of
                                                                                  contributions withdrawn that were made in the
                                                                                  contract year immediately preceding the four
                                                                                  prior contract years.
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania See "Loans under TSA, governmen-  EDC 457 Contracts                  Taking a loan in excess of the Internal Revenue
             tal employer EDC and Corporate                                       Code limits may result in adverse tax
             Trusteed contracts" in "Accessing                                    consequences. Please consult your tax adviser
             your money"                                                          before taking a loan that exceeds the Internal
                                                                                  Revenue Code limits.
-----------------------------------------------------------------------------------------------------------------------------------
Texas        See "Total Annual Expenses" in    EQUI-VEST(R) TSA contracts series  Total Separate Account A annual expenses and total
             the "Fee Table" section under     200 issued on or after August 1,   annual expenses of the Trusts when added together
             "Maximum total Separate Account   2002                               are not permitted to exceed 2.75% (except for the
             A annual expenses" for series 200                                    AXA Premier VIP Aggressive Equity, AXA Moderate
                                               For TSA contract owners who are    Allocation, EQ/Alliance Common Stock and EQ/Money
                                               employees of public school         Market options which are not permitted to exceed
                                               districts and open enrollment      1.75%) unless the Teachers Retirement System of
                                               charter schools (grades K-12) who  Texas permits a higher rate.
                                               areparticipants in the TSA plan,
                                               the providers of which are subject Currently this expense limitation has the effect to the 403(b) Certification Rules  of reducing the total expenses applicable to
                                               of the Teacher Retirement System   options funded by the AXA Premier VIP Health Care,
                                               of the State of Texas, and who     AXA Premier VIP International Equity, AXA Premier
                                               enroll and contribute to the TSA   VIP Small/Mid Cap Growth, AXA Premier VIP
                                               contracts through a salary         Small/Mid Cap Value, AXA Premier VIP Technology,
                                               reduction agreement.               EQ/Van Kampen Emerging Markets Equity, and
                                                                                  EQ/Mergers and Acquisitions portfolios.
-----------------------------------------------------------------------------------------------------------------------------------


                                        Appendix IV: State contract availability
                         and/or variations of certain features and benefits IV-1

-----------------------------------------------------------------------------------------------------------------------------------
                                               Contract type/Series/
State        Features and benefits             Effective Date                      Availability or variation
-----------------------------------------------------------------------------------------------------------------------------------
Texas (cont) See "Withdrawal Charge" in "Fees                                      6% of the amount withdrawn, generally declining
             and charges" under "EQUI-VEST(R)                                      for the first through 12th contract years;
             employer-sponsored programs at a
             glance -- key features," and in                                       Contract year(s)   Charge
             "Charges under the contract" in
             "Charges and expenses."                                               1                  6.00%
                                                                                   2                  5.75%
                                                                                   3                  5.50%
                                                                                   4                  5.25%
                                                                                   5                  5.00%
                                                                                   6                  4.75%
                                                                                   7                  4.50%
                                                                                   8                  4.25%
                                                                                   9                  4.00%
                                                                                   10                 3.00%
                                                                                   11                 1.00%
                                                                                   12                 1.00%
                                                                                   13 and later       0.00%
                                                                                   The total of all withdrawal charges may not
                                                                                   exceed 8% of all contributions made during a
                                                                                   specified period before the withdrawal is made.

             Unavailability of investment      Applies to all contracts regardless The Laudus Rosenberg VIT Value Long/Short Equity
             option                            of the date of contract issue for   investment option is closed for all new
                                               contract owners who are employ-     contributions and incoming transfers.
                                               ees of public school districts and
                                               open enrollment charter schools
                                               ( K-12).

             See the SAI for condensed finan-
             cial Information.
-----------------------------------------------------------------------------------------------------------------------------------
Washington                                     The changes apply to contracts
                                               issued on or after August 13, 2001

             Fixed Maturity Options            All contract types and series       Not available

             See Annual administrative charge  All contract types and series       This charge is deducted pro rata from the
             in "Fees and charges" under                                           variable investment options. If your account
             "EQUI-VEST(R) at a glance -- key                                      value is allocated 100% to the guaranteed
             features" and in "Charges under                                       interest option, the charge will be waived.
             the contract" under "Charges and
             expenses"

             See page 5 "Index of key words    Trusteed contracts                  Not available
             and phrases"

             See "Withdrawal charge" in "Fees  SIMPLE IRA contract series 400      In the case of terminations or surrenders, we
             and charges" under "EQUI-VEST(R)                                      will pay you the greater of (i) the cash value
             at a glance -- key features;" and                                     or (ii) the free withdrawal amount plus 94% of
             in "Charges under the contract"                                       the remaining account value. For issue ages 60
             under "Charges and expenses"                                          and older, the percentage is 95% of the remaining
                                                                                   account value in the 5th contract year and later;
                                                                                   and for issue ages under 60, the percentage is
                                                                                   94.5% of the remaining account value in the 6th
                                                                                   contract year and later.

             Withdrawal charge waiver                                              For SIMPLE IRA, the withdrawal charge is waived
                                                                                   after five contract years and the annuitant is
                                                                                   at least 59-1/2.
-----------------------------------------------------------------------------------------------------------------------------------

IV-2 Appendix IV: State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Calculation of annuity payments                                              2
Custodian and independent registered public accounting firm                  2
Distribution of the contracts                                                2
Calculating unit values                                                      2
Condensed financial information                                              4
Financial statements                                                        56

How to Obtain an EQUI-VEST(R) Statement of Additional Information for Separate Account A

Call 1 (800) 628-6673 or send this request form to:
 EQUI-VEST(R)
 Employer Sponsored Programs
 Processing Office
 AXA Equitable
 P.O. Box 4956
 Syracuse, NY 13221-4956

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2006
(Employer-Sponsored Retirement Programs)


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City           State    Zip


888-1297 (5/06)

EQUI-VEST(R) Employer-sponsored
retirement program
A Combination Variable and Fixed Deferred Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2006


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R), dated May 1, 2006. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, 1 (800) 628-6673, or by contacting your financial professional.

TABLE OF CONTENTS

Calculation of annuity payments                                              2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                2

Calculating unit values                                                      3

Condensed Financial Information                                              4

Financial statements                                                        43


              Copyright 2006 AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                New York, New York 10104. All rights reserved.


Cat. No. 888-1259

                                                                          x01244

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2005, the annuity payment due in December 2005 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.

The financial statements of the Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $588,734,659 in 2005, $567,991,463 in 2004, and $562,696,578
in 2003. Of these amounts, AXA Advisors retained $293,075,553, $289,050,171, and $287,344,634, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $561,166,840 in 2005, $418,189,861 in 2004, and $429,871,001 in 2003, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $120,349,631, $57,065,006, and $84,547,116, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

       ( a )
        ---   - c
       ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2005. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values for series 100 through 400 presented in the prospectus. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to the prospectus for a presentation of the unit values and units outstanding for the series presented in the prospectus.


EQUI-VEST TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT


   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                        UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
----------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
----------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.00     $ 118.02
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.50     $  91.46
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.66     $  77.34
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2002        2003
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 109.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 102.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 104.26
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.50    $  99.02     $ 116.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 108.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  67.82    $  47.80     $  65.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 107.20     $ 110.22
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.33     $ 100.74
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17    $  74.22     $  90.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  78.42     $ 104.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.77     $  97.48
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  68.17     $  88.25
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.44     $ 103.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  62.27     $  86.54
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                   December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.06     $ 129.64
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.45     $ 109.09
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.33     $ 113.91
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.97     $ 130.82
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            6
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.63     $ 126.46
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            6
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.37     $  77.61
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.47     $ 114.42
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.95     $ 118.66
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.08     $  99.16
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.98     $ 139.55
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.95     $ 112.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.28     $  99.37
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.02     $ 124.20
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.83     $ 102.93
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
--------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.14     $ 110.60
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.29     $ 131.71
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.33     $ 110.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.34     $ 100.03
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.55     $  94.27
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.33     $ 110.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.37     $ 124.31
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.76     $ 103.69
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.96     $ 112.26
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 104.51
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    For the years ending
                                                                                                        December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002        2003
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  74.03     $ 103.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  56.89     $  88.87
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.85    $  64.63     $  95.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 128.51    $ 100.27     $ 129.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            8
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.06    $ 127.05     $ 128.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.02    $  67.72     $  90.72
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            9
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  70.28    $  48.46     $  59.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.44    $ 126.38     $ 129.67
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.88    $  73.89     $ 103.19
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.39    $  81.63     $ 104.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.65    $  63.89     $  81.01
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  54.67     $  67.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.67     $  90.25
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.00    $  81.38     $ 106.04
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            7
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.25    $  76.77     $ 103.77
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            6
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                   December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.75     $ 125.26
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.46     $ 101.96
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            6
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.33     $ 111.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.35     $ 150.93
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           11
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.91     $ 130.34
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.24     $ 121.39
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  63.54     $  72.38
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.32     $ 134.77
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.56     $ 128.81
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
-------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.70     $ 122.18
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.09     $ 122.34
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           13
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.08     $ 112.64
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  83.16     $  89.61
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  70.23     $  73.16
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.61     $ 117.94
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.55     $ 122.50
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           14
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.42     $ 118.06
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10
-------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.64     $ 112.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.75     $  93.40
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.94     $ 108.31
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  84.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.44     $ 104.17
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years ending
                                                                                                        December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.75    $  75.18    $  95.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           8
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.81    $  57.84    $  79.22
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.92    $  69.42    $  98.80
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           4
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.62    $  94.35    $ 124.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  64.18    $  44.32    $  55.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.54    $ 110.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.20    $  77.17    $  96.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.07    $ 155.30
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                   December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.28
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.03     $ 107.63
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           11
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  97.60
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  84.03     $  86.57
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.60     $ 119.75
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           15
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.52     $ 160.54
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.35
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.34     $ 117.17
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 115.34
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  61.44     $  65.32
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.65     $ 115.13
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.52     $ 109.75
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 180.23     $ 186.98
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            9
--------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.52
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.29
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.30
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.93
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.77     $ 126.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 166.37     $ 133.82
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.65     $ 102.99
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.79     $ 111.13
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 198.84     $ 118.14
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years ending
                                                                                                        December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2002        2003
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.94    $  92.92     $ 120.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.84    $ 108.89     $ 141.57
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.66     $  97.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.46    $  56.92     $  72.94
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           4            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.75    $  67.12     $  81.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.06    $ 114.42     $ 114.04
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  81.92     $ 118.42
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05    $ 103.54     $ 160.00
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                   December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.82
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.24     $ 145.08
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           11
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.12     $ 158.27
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.26     $ 128.80
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.41     $  87.96
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.62     $  95.21
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.89     $ 115.83
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.76     $ 109.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.64
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.09
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.09     $ 142.68
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.33     $ 114.73
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.34     $ 118.12
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.60
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 196.10     $ 258.05
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.11
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

        THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                       UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                              1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004         2005
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.57     $ 102.25     $ 108.95
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.93     $ 144.19     $ 166.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            2
------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NY HOUSING DEVELOPMENT CORPORATION




 THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
--------------------------------------------------------------------------------------------------------------
                                                                                         For the year ending
                                                                                            December 31,
--------------------------------------------------------------------------------------------------------------
                                                                                               2002
--------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.03
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.42
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.50
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.14
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.58
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.92
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.31
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.60
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  62.40
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  74.18
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  57.00
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   For the year ending
                                                                                                        December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2003         2004         2005
---------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.32     $ 121.36     $ 130.23
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.32     $ 107.72     $ 109.58
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.31     $ 111.61     $ 114.43
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.22     $ 146.36     $ 152.68
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            2
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.13     $ 119.93     $ 127.03
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  69.15     $  77.17     $  82.92
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           10           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.66     $ 114.16     $ 115.34
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.15     $ 112.62     $ 119.62
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.00     $ 107.10     $ 109.88
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.82     $ 122.72     $ 140.68
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.88     $ 106.59     $ 112.07
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.60     $  93.85     $ 100.17
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.61     $ 117.73     $ 125.20
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.89     $  96.41     $ 103.76
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.57     $ 118.46     $ 126.28
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.23     $  93.02     $ 102.78
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           20            8
---------------------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the year
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.37     $ 122.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           16
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $119.41     $ 155.06
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $135.05     $ 137.32
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 75.04     $ 100.91
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $136.42     $  59.68
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 80.26     $ 140.62
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.17     $ 112.59
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.19     $ 105.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32     $  81.73
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  67.75
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  91.05
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 106.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.29     $ 104.68
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.38     $ 121.36
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            5
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                   For the year
                                                                                                ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.31     $ 144.65
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           12
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 173.47     $ 182.19
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.35     $ 140.44
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.71     $ 136.25
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            3
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  64.24     $  73.31
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.23     $ 147.47
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.76     $ 141.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.75     $ 122.48
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.36     $ 123.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            5
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.13     $ 112.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  84.06     $  90.77
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  71.00     $  74.10
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.71     $ 119.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.81     $ 124.08
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.64     $ 119.58
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.42
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.18     $ 138.41
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            5
-------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
           UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                                                             For the year
                                                                                        ending December 31,
------------------------------------------------------------------------------------------------------------
                                                                                                2002
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.23
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.93
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.53
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.73
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $114.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.15
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the year
                                                                                                     ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004         2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.65
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.92    $  84.94    $  87.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.46    $ 114.60    $ 121.04
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.80    $ 119.13    $ 131.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.50
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.39    $ 117.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.49
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.65    $  61.98    $  66.03
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           4
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.63    $ 114.36    $ 116.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.14    $ 109.16    $ 112.65
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 156.67    $ 182.19    $ 189.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.42
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 111.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 121.29    $ 133.10    $ 106.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------

 THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
            UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                                             For the year
                                                                                         ending December 31,
--------------------------------------------------------------------------------------------------------------
                                                                                                 2002
--------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.46
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.18
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  67.58
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.47
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------
 U.S. Real Estate - Class II
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          For the year
                                                                                                      ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 146.51     $ 160.86     $ 100.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.13     $ 118.54     $ 106.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.37     $  92.12     $ 106.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.90     $  90.60     $ 111.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.61     $ 120.99     $ 123.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.81     $ 109.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.92     $ 138.95     $ 143.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.38     $ 115.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.39     $ 118.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 136.39     $ 167.50     $ 118.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            5           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 124.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.56
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.56     $ 102.19     $ 108.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate - Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.99     $ 144.56     $ 167.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            1
--------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS
  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
                                     WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
--------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.00     $ 118.02
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.50     $  91.46
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.66     $  77.34
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.14     $ 110.60
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002         2003
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 109.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 102.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 104.26
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.50    $  99.02     $ 116.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 108.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  67.82    $  47.80     $  65.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 107.20     $ 110.22
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.33     $ 100.74
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17    $  74.22     $  90.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  78.42     $ 104.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.77     $  97.48
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  68.17     $  88.25
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.44     $ 103.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  62.27     $  86.54
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  74.03     $ 103.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  56.89     $  88.87
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.85    $  64.63     $  95.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.06     $ 129.64
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.45     $ 109.09
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.33     $ 113.91
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.97     $ 130.82
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            6
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.63     $ 126.46
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            6
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.37     $  77.61
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.47     $ 114.42
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.95     $ 118.66
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.08     $  99.16
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.98     $ 139.55
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.95     $ 112.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.28     $  99.37
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.02     $ 124.20
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.83     $ 102.93
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.75     $ 125.26
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.46     $ 101.96
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            6
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.33     $ 111.98
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS
  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
                               WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.29     $ 131.71
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.33     $ 110.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.34     $ 100.03
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.55     $  94.27
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.33     $ 110.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.37     $ 124.31
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.76     $ 103.69
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.96     $ 112.26
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 104.51
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.64     $ 112.30
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                   ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2002         2003
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.51     $ 100.27     $ 129.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.06     $ 127.05     $ 128.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.02     $  67.72     $  90.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            9
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  70.28     $  48.46     $  59.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.44     $ 126.38     $ 129.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.88     $  73.89     $ 103.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.39     $  81.63     $ 104.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.65     $  63.89     $  81.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  54.67     $  67.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  68.67     $  90.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.00     $  81.38     $ 106.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.25     $  76.77     $ 103.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.75     $  75.18     $  95.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.35     $ 150.93
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           11
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.91     $ 130.34
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.24     $ 121.39
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  63.54     $  72.38
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.32     $ 134.77
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.56     $ 128.81
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.70     $ 122.18
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.09     $ 122.34
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           13
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.08     $ 112.64
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  83.16     $  89.61
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  70.23     $  73.16
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.61     $ 117.94
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.55     $ 122.50
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           14
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.42     $ 118.06
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.28
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.03     $ 107.63
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           11
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  97.60
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS
  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
                              WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1999        2000
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.75    $  93.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 100.13
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.94    $ 108.31
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  84.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.44    $ 104.17
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.77    $ 126.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002        2003
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.81    $  57.84    $  79.22
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.92    $  69.42    $  98.80
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           4
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.62    $  94.35    $ 124.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  64.18    $  44.32    $  55.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.54    $ 110.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.20    $  77.17    $  96.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.07    $ 155.30
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.94    $  92.92    $ 120.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 131.84    $ 108.89    $ 141.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years
                                                                                               ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                               2004        2005
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.03    $  86.57
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           2
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.60    $ 119.75
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          15
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 145.52    $ 160.54
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           5
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.34    $ 117.17
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 115.34
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  61.44    $  65.32
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           3
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.65    $ 115.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           3
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.52    $ 109.75
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
-------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 180.23    $ 186.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           9
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.52
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 100.29
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.93
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 111.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 132.24    $ 145.08
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          11
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 155.12    $ 158.27
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           4
-------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS
  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
                               WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 166.37     $ 133.82
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.65     $ 102.99
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.79     $ 111.13
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 198.84     $ 118.14
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                   ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  76.66    $  97.27
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.46    $  56.92    $  72.94
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           4           4
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.75    $  67.12    $  81.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.06    $ 114.42    $ 114.04
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  81.92    $ 118.42
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.05    $ 103.54    $ 160.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  99.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.26     $ 128.80
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.41     $  87.96
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.62     $  95.21
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.89     $ 115.83
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.76     $ 109.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.64
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.09
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.09     $ 142.68
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.33     $ 114.73
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.34     $ 118.12
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.60
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 196.10     $ 258.05
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.11
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.25     $ 108.95
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.19     $ 166.84
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS



  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                        UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                          -------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 109.32
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 102.32
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.31
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.58     $ 105.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 108.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 50.77     $  69.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.42     $ 110.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.50     $ 101.15
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 86.67     $ 105.47
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.58     $ 104.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.92     $  97.88
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 68.31     $  88.60
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.60     $ 103.61
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.40     $  86.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.18     $ 103.57
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.00     $  89.23
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                               ending December 31,
                                                                                           -------------------------
                                                                                                 2004         2005
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.36     $ 130.23
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.72     $ 109.58
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.61     $ 114.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.42     $ 119.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.93     $ 127.03
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17     $  83.12
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.16     $ 115.34
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.62     $ 119.62
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.82     $ 116.48
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.72     $ 140.68
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.59     $ 112.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.85     $ 100.17
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.73     $ 125.20
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.41     $ 103.76
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.46     $ 126.28
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.02     $ 102.78
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            8
--------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS
 OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                         For the years
                                                                                      ending December 31,
                                                                                        ------------------
                                                                                                2002
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.52
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.76
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $125.51
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 65.79
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 48.79
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $125.91
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.17
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.19
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.04
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.13
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.93
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.29
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                   ending December 31,
                                                                                            ----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  82.44    $  93.43    $  96.76
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.06    $ 173.47    $ 182.19
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 127.30    $ 128.86    $ 129.55
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  88.31    $ 103.63    $ 118.64
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.68    $  64.24    $  73.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.46    $ 133.37    $ 147.47
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 123.38    $ 139.65    $ 154.63
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.75    $ 122.48
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.07    $ 118.36    $ 123.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.13    $ 112.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.73    $  84.06    $  90.77
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  67.75    $  71.00    $  74.10
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  91.05    $ 102.71    $ 119.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.98    $ 117.81    $ 124.08
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.68    $ 113.64    $ 119.58
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 104.42
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
           UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                                                           For the years
                                                                                        ending December 31,
                                                                                      ----------------------
                                                                                                2002
------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 63.97
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.23
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.93
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.53
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.73
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $114.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                    For the years
                                                                                                  ending December 31,
                                                                                            ----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.20    $  88.88    $  92.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.65
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.92    $  84.94    $  87.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.46    $ 114.60    $ 121.04
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.80    $ 119.13    $ 131.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.39    $ 117.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.49
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.65    $  61.98    $  66.03
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           4
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.63    $ 114.36    $ 116.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.14    $ 109.16    $ 112.65
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 156.67    $ 182.19    $ 189.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.42
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------

  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            ----------------------
                                                                                               2002         2003
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.15     $ 121.29
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $112.46     $ 145.51
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.18     $  98.13
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.15     $  82.37
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            4
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.58     $  81.90
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $110.53     $ 110.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $ 118.92
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.09     $ 136.39
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            3
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                                ending December 31,
                                                                                             -----------------------
                                                                                                 2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.96
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.10     $ 146.32
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.86     $ 164.45
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 130.47
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.12     $  99.73
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.60     $  96.43
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.46     $ 112.56
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.81     $ 109.70
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.78
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.23
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.38     $ 115.01
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.39     $ 118.41
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.74
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 167.50     $ 220.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.27
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

 THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                           ---------------------
                                                                                               2002       2003
----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --            --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
----------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $  99.56
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $ 106.99
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending
                                                                                               December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.56
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 108.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --     $   1.00
-------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.56     $ 167.59
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --     $   1.00
-------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS



  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                        UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.
-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            -----------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 109.38
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 102.37
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.36
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $  97.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 108.19
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 46.48     $  63.60
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.64     $ 111.11
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.66     $ 101.56
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 91.03     $ 111.01
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.74     $ 105.24
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.08     $  98.27
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 68.45     $  88.96
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.76     $ 104.03
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.53     $  87.24
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.33     $ 103.99
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.12     $  89.59
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
                                                                                             ----------------------
                                                                                               2004         2005
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.67     $ 130.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.00     $ 110.08
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.89     $ 114.94
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.29     $ 109.79
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.23     $ 127.61
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  70.93     $  76.37
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.85     $ 116.28
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.31     $ 120.59
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.03     $ 123.08
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.46     $ 141.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.24     $ 113.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  94.42     $ 100.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.45     $ 126.22
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.99     $ 104.60
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.18     $ 127.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.59     $ 103.61
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
           UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                                            For the years
                                                                                         ending December 31,
                                                                                         --------------------
                                                                                                2002
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.86
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 75.41
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.24
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.95
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.22
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.40
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.55
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.18
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.22
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 47.88
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 61.65
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 73.83
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.48
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.27
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                    For the years
                                                                                                  ending December 31,
                                                                                           -----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  78.66    $  89.31    $  92.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.86    $ 109.44    $ 114.88
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 122.19    $ 123.94    $ 124.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.67    $  99.56    $ 114.22
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  54.21    $  58.46    $  66.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.04    $ 128.05    $ 129.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  73.69    $  83.58    $  92.73
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.80    $ 122.78
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.24    $ 128.95    $ 135.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.17    $ 113.20
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  72.85    $  75.08    $  81.24
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.05    $  62.01    $  64.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.36    $  91.97    $ 107.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.60    $ 106.60    $ 112.49
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.08    $ 109.96    $ 115.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 104.56
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.19    $  86.86    $  90.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS
 OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                          For the years
                                                                                        ending December 31,
                                                                                        -------------------
                                                                                                2002
-----------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 56.66
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.73
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.25
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 47.68
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $108.01
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.07
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $108.77
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.38
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  77.91    $  82.98    $  85.83
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.49    $ 118.33    $ 125.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 126.30    $ 148.09    $ 164.04
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.64
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.44    $ 117.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.64
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.71    $  66.62    $  71.12
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.09    $ 115.07    $ 117.03
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.51    $ 108.69    $ 112.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 148.68    $ 173.24    $ 180.45
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.56
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.59
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.21
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 112.11
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 121.84    $ 133.98    $ 147.58
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------

  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2002         2003
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.81     $ 115.93
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.51     $  79.64
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 35.99     $  46.31
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.03     $  77.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $105.22     $ 105.29
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.28     $ 119.41
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 70.62     $ 109.56
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  99.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 107.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            -----------------------
                                                                                                 2004         2005
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.54     $ 130.65
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.39     $ 106.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  51.89     $  56.29
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.19     $  91.93
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.58     $ 107.81
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.85     $ 109.97
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.91
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.36
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.82     $ 145.04
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.43     $ 115.29
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.44     $ 118.70
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.88
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.82     $ 178.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.44
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.72
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.77     $ 109.94
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.92     $ 168.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------

TSA ADVANTAGE(SM)




   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                        UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.
--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.39     $ 118.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           11
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.25     $ 105.70
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           17
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.20     $  84.97
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000         2001        2002
------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.59     $ 111.79    $  96.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             101          287         488
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.50     $  66.90    $  47.01
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              71          100          95
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 106.88
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          83
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  79.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          17
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.49     $  76.09    $  72.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              28           49          69
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  78.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          17
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  76.54
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          21
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  67.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          32
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  79.20
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          32
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  62.08
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          43
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  73.80
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          36
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  56.71
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           9
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.19     $ 120.60     $ 128.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           12           32
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 107.05     $ 108.35
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           31           42
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.18     $ 110.91     $ 113.14
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           21           44
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.46     $ 121.88     $ 126.19
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             503          565          647
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.00     $ 119.18     $ 125.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           50          122
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  63.88     $  70.75     $  75.63
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             106          123          122
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.55     $ 112.44     $ 113.04
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             100          106          121
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.13     $ 110.93     $ 117.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              32           49           57
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.34     $  94.85     $  96.58
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             130          179          218
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.76     $ 120.87     $ 137.87
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           62           71
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.89     $ 104.99     $ 110.72
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           33           31
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.71     $  92.44     $  98.17
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              53           65           65
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.57     $ 115.96     $ 122.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              39           51           62
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.02     $  94.96     $ 101.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              94          125          122
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.53     $ 116.68     $ 123.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              66           91           89
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.33     $  91.63     $ 100.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31          130          128
-------------------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.87     $ 126.92
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          105
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.73     $ 120.14
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           37
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.32     $ 101.97
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.00     $ 126.30
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 116.42
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           36
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.62     $ 100.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.94     $ 109.62
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.64
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.84
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 101.69
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.69     $ 123.02
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           50
--------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.54    $  94.83    $  62.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             702         944         905
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.01    $ 125.48    $  97.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             262         526         600
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.71    $ 116.93    $ 125.45
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16         112         193
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.90    $  72.66    $  64.53
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              36          45         272
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.88    $  70.52    $  47.97
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             350         438         383
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.03    $ 117.42    $ 124.90
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27         112         158
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.09    $ 105.51    $  72.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              98         166         206
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  94.71    $  80.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          71         173
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.26    $  87.02    $  63.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  54.11
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  67.97
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          12
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.80    $ 108.22    $  80.55
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9          31         130
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.08    $ 100.76    $  75.99
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11          21          63
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.63    $  95.13    $  72.94
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             258         367         451
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  92.29     $ 104.06     $ 107.24
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,026         1206        1,254
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 125.79     $ 139.68     $ 145.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            645          710          726
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 126.60     $ 127.50     $ 127.54
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            185          163          153
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.19     $ 100.63     $ 114.63
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            302          335          398
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  58.38     $  62.52     $  70.99
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            362          311          281
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 127.77     $ 130.97     $ 131.99
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            142          135          136
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.26     $ 114.03     $ 125.63
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            238          247          253
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 114.62     $ 121.73
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1           26
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.78     $ 115.20     $ 120.01
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            235          340          396
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 107.01     $ 112.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            6           50
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.94     $  81.81     $  87.90
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            6            8
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  66.27     $  69.10     $  71.76
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11           12           17
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  89.06     $  99.97     $ 115.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31           75           97
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.65     $ 114.66     $ 120.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            142          147          147
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.40     $ 110.61     $ 115.80
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            126          189          232
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 104.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  91.12     $ 100.33     $ 103.49
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            536          628          666
------------------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                               1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 106.63
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  82.88     $  83.36
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.60     $  98.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            3
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  93.02    $  76.26    $  57.25
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3          10          16
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.02    $  85.57    $  68.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9         106         195
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.60    $  88.97    $  74.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14         126         261
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  83.99    $  63.92    $  44.01
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12         119         162
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 107.19
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          45
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.43    $  95.23    $  76.16
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             17          32          35
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 112.91
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          27
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.94    $  92.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          47
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.53
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  78.17    $  82.67    $  84.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             26          53          44
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.80    $ 112.12    $ 117.83
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            301         399          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.72    $ 114.94    $ 126.82
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            291         333         377
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.27    $ 116.74
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           7          62
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.10
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  54.73    $  60.64    $  64.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            185         201         225
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.48    $ 112.60    $ 113.71
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             72          95         130
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.42    $ 104.53    $ 108.48
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             35          38          39
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 153.26    $ 177.32    $ 183.41
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54         102         120
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           6
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          20
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 111.59
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          14
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 119.93    $ 130.94    $ 143.22
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            133         180         241
------------------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                               1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.91     $ 115.06
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            7
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.53     $ 177.65
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           36
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.53
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            2
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.68     $ 105.21
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           17
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.49     $ 157.61
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            5
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000         2001         2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.11     $ 132.52     $ 109.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              41          119          183
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  75.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           74
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.46     $  92.82     $  60.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             288          316          265
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.57     $  85.14     $  66.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17           21           26
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.19     $ 112.74     $ 112.77
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              57          125          107
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  81.65
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.36     $  87.48     $  81.32
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              42           44           54
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.44     $ 154.51     $ 157.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             219          284          294
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.00     $ 115.37     $ 126.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              85          120          197
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.94     $  85.62     $  92.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             250          232          215
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  80.11     $  88.18     $  93.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           32           31
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.05     $ 111.56     $ 113.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              83           75           68
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.69     $ 109.03
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            6
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           35
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.89
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.68     $ 136.81     $ 140.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              59          104          133
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.26     $ 114.31
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2           26
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.27     $ 117.68
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           21
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            9
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.29     $ 153.09     $ 200.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              69           95          144
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 123.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.49     $ 101.87     $ 108.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3           14
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.85     $ 143.65     $ 165.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4           45           86
-------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT



  THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                       UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 99.46    $  86.02
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          24
------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.54    $  39.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             35          34
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.20
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  79.33
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.17    $  74.22
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  78.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  76.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  79.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  62.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  74.03
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  56.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                             ---------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 110.51     $ 115.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           24           23
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            6
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  53.42     $  59.44     $  63.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35           35           34
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47     $ 114.42
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95     $ 118.66
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.15     $  97.08     $  99.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            5
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98     $ 139.55
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95     $ 112.07
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28     $  99.37
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.54     $  95.83     $ 102.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            3
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.15     $ 117.75     $ 125.26
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.87     $  92.46     $ 101.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            6
-------------------------------------------------------------------------------------------------------------------------------

  THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                 UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.42    $  57.75
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54          51
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $128.51    $ 100.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           7
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.06    $ 127.05
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.02    $  67.72
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           8
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.03    $  48.46
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.44    $ 126.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $106.88    $  73.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2
------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.39    $  81.63
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.65    $  63.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  54.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $109.00    $  81.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $101.25    $  76.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 97.75    $  75.18
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           7
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                    ending December 31,
                                                                                            ----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.60    $  96.80     $ 100.06
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             52          53           50
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.60    $ 144.35     $ 150.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8           9           11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 128.60    $ 129.91     $ 130.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1            2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.72    $ 106.24     $ 121.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9          10           13
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.16    $  63.54     $  72.38
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           1            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.67    $ 133.32     $ 134.77
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.19    $ 116.56     $ 128.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.70     $ 122.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.15    $ 117.09     $ 122.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           2           13
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.08     $ 112.64
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.01    $  83.16     $  89.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  67.15    $  70.23     $  73.16
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.25    $ 101.61     $ 117.94
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.04    $ 116.55     $ 122.50
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           2           14
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.77    $ 112.42     $ 118.06
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          --           10
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.23    $ 104.03     $ 107.63
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8           7           11
------------------------------------------------------------------------------------------------------------------------------

  THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                 UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.81    $  57.84
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.92    $  69.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $111.62    $  94.35
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.18    $  44.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.54
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 96.20    $  77.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.07
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $105.94    $  92.92
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                     ending December 31,
                                                                                           -----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.22    $  84.03    $  86.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.80    $ 113.60    $ 119.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           2          15
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.60    $ 145.52    $ 160.54
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           4           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.35
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.34    $ 117.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.28    $  61.44    $  65.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           1           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.17    $ 113.65    $ 115.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.98    $ 106.56    $ 109.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 155.30    $ 180.23    $ 186.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --           9
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.52
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.29
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.30
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 111.82
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.75    $ 132.24    $ 145.08
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3          11
------------------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                             ----------------------
                                                                                                2001         2002
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.84     $ 108.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  76.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.46     $  56.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.75     $  67.12
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17     $ 103.51
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  81.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05     $ 103.54
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
                                                                                             ----------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.57     $ 155.12     $ 158.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            1           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.94     $  81.41     $  87.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.18     $  89.62     $  95.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17     $ 103.03     $ 104.78
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76     $ 109.43
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.09
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09     $ 142.68
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33     $ 114.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34     $ 118.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.00     $ 196.10     $ 258.05
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 124.11
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.40
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.93     $ 144.19     $ 166.84
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
-------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TEXAS TSA CONTRACTS


  THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                       UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.
-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                               1996        1997
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 34.06    $  38.66
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         28,319      26,036
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.91    $  90.75
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         27,945      28,030
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $137.53    $ 160.74
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            444         831
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $199.05    $ 253.68
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         16,933      17,386
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $143.37    $ 179.30
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            975       1,800
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $112.40    $ 118.98
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            146         202
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               1998        1999        2000
------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  45.07    $  52.39    $  51.10
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         24,361      22,434      20,413
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  89.92    $ 105.59    $  90.70
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         25,634      20,946      18,138
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 150.42    $ 143.43    $ 129.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,164         998         800
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 323.75    $ 399.74    $ 339.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         17,231      16,705      15,685
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 213.81    $ 250.31    $ 269.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,475       3,095       3,352
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 126.48    $ 124.96    $ 134.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            314         360         309
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 109.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            8
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 102.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            6
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            5
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  49.61    $  42.91     $  50.77
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         19,822      23,382       21,629
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 107.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           18
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  67.13    $  47.48     $  64.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         16,058      13,832       12,726
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.73     $ 109.24
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         264          311
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  78.98     $  99.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         101          182
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 128.74    $ 123.58     $ 149.82
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            770         696          769
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  78.07     $ 103.47
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          82          150
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  76.43     $  96.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          91          122
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  67.87     $  87.47
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         138          219
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  79.08     $ 102.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         127          163
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  93.12     $ 128.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  94.23     $ 130.87
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  86.91     $ 135.56
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 299.82    $ 197.84     $ 292.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,197      11,899       11,092
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 262.05    $ 204.07     $ 263.25
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,789       3,455        3,264
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 143.62    $ 154.25     $ 155.83
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            587         915          788
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                               ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.39     $ 128.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              52          122
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.86     $ 108.01
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              36           59
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.71     $ 112.78
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              45          112
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  55.12     $  57.47
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          20,419       19,656
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.97     $ 126.32
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             187          105
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.04     $  77.39
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          11,588       10,645
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.97     $ 112.40
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             350          375
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.46     $ 116.57
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             238          274
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.02     $ 164.14
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             764          768
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.36     $ 137.09
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             270          321
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.55     $ 110.09
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             130          128
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.04     $  97.62
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             259          267
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.47     $ 122.01
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             204          263
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.14     $ 152.12
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        $   3.00            4
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 148.90     $ 157.77
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        $   2.00            2
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 140.86     $ 154.88
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 331.00     $ 341.80
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          10,296        9,393
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 292.64     $ 305.38
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,135        3,020
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.11     $ 157.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             676          613
-------------------------------------------------------------------------------------------------------------------

   THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                1996         1997
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.83     $ 107.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             763          968
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.65     $ 121.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             196          283
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 125.55
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          488
-------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 164.12     $ 214.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,486        2,686
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 118.06
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          577
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                    --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                           --
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999         2000
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.72     $ 160.04     $ 121.54
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             971          926        1,028
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 116.36     $  93.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          887        2,596
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.07     $ 125.76     $ 138.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             557          622          566
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.57     $ 149.64     $ 168.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,101          976        1,895
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.58     $ 103.06
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4           15
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.78     $ 111.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            8           44
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 101.64     $ 103.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13           34
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 271.24     $ 322.15     $ 287.40
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,805        4,579        4,346
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.57     $  92.84
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5           18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.98
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           86
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.82     $ 105.28     $ 109.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             859          721          628
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                     ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  92.48    $  82.20     $ 109.83
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            945       5,013        4,603
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  70.28    $  47.74     $  58.02
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,788       2,376        2,212
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 147.79    $ 157.39     $ 161.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            899         950          827
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 144.40    $  99.61     $ 138.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,988       1,955        1,959
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  94.39    $  80.42     $ 102.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,544       1,981        2,115
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.73    $  62.93     $  79.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             33          57           89
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  53.85     $  65.86
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          19           39
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  67.65     $  88.51
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          61          175
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 107.86    $  80.17     $ 104.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             95       1,211        1,179
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.43    $  75.63     $ 101.77
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             96         375          573
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 249.66    $ 191.65     $ 242.29
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,083       3,648        3,539
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.01    $  56.98     $  77.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             33          55          125
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.41    $  68.70     $  97.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            420         738        1,109
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.05    $  94.29     $ 123.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,238       1,835        1,967
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                                ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.38     $ 146.39
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,375        4,333
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  62.04     $  70.36
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,969        1,822
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 165.40     $ 166.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             741          726
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 156.54     $ 172.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,889        1,791
--------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.58     $ 121.52
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           80
--------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.33     $ 118.93
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,295        2,451
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.97     $ 112.04
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              33          232
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.19     $  87.10
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             119          143
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.57     $  71.11
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              47           67
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.21     $ 114.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             317          437
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.80     $ 119.08
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,112        1,015
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.77     $ 114.76
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             662          684
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 103.98
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           29
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 264.16     $ 272.79
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,395        3,219
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.58     $  97.50
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.05     $  84.15
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             207          204
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.43     $ 116.94
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,389        1,577
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.14     $ 158.32
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,104        2,279
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.04
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

  THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                  UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                               1996         1997
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 115.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          250
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 115.97
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          145
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 121.34
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          256
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.28     $  29.41
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,013          973
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999        2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  83.95
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --         165
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.20     $ 124.26    $ 131.45
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             581          648         521
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.97     $ 149.82    $ 165.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             444          617         634
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.04     $ 275.93    $ 220.97
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,090        2,427       3,720
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.48    $ 102.37
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           18          68
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  30.55     $  31.63    $  33.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,261        1,516       1,458
------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  63.80    $  43.86    $  54.47
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            464         590         701
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.03    $ 109.16
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         207         316
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.85    $  96.50    $ 120.74
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            532         484         448
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 112.38    $ 152.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         239         434
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.89    $  92.40    $ 119.55
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         337         779
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 172.07    $ 141.48    $ 183.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,044       1,282       1,316
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  75.52    $  95.40
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         928         946
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 143.76    $  93.15    $ 118.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,422       2,890       2,681
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.85    $  66.13    $  79.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             87         118         161
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  33.96    $  34.00    $  33.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,796       1,816       1,322
------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                             For the years
                                                                                            ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                               2004         2005
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 116.54
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          251
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 115.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           13
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  60.27     $  63.79
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            763          814
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.11     $ 113.06
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            410          574
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 132.08     $ 135.43
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            414          382
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 175.98     $ 181.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            622          739
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 106.40
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           13
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  99.99
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           71
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 105.99
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           11
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 105.62
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           13
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 111.49
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           67
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 130.34     $ 142.37
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            950        1,217
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 199.77     $ 202.92
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,357        1,330
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.50     $ 125.21
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,012        1,260
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 132.05     $ 142.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,410        2,130
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.51     $  92.55
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            140          132
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  33.69     $  34.19
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,198        1,383
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.66     $ 108.84
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           17
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  99.35
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           82
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
               UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                             For the years
                                                                                          ending December 31,
---------------------------------------------------------------------------------------------------------------
                                                                                             1996      1997
---------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 79.41
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --          109
---------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
---------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --           --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --           --
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               1998         1999        2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.18     $ 110.43     $ 65.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            217          590         926
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --          --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     For the years
                                                                                                  ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 81.53     $ 117.33
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          72          260
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 61.12     $ 56.74     $  87.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            850         895          949
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $  99.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            3
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 106.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           18
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2004        2005
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  99.80
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          13
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 136.22    $ 140.12
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             448         537
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.22    $ 114.11
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6          36
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.24    $ 117.48
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1          41
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 104.29
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          47
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.51    $ 139.53
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,085       1,420
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 123.74
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          32
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 119.05
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           3
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.69    $ 107.86
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12          54
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.40    $ 165.18
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             288         435
------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL




          THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                               UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                    ending December 31,
                                                                                             ----------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.61     $ 176.72     $ 183.99
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43           46           56
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            6
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.37     $  96.18     $ 103.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              49           50           54
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47     $ 114.42
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95     $ 118.66
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.87     $ 141.28     $ 144.66
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            4
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98     $ 139.55
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95     $ 112.07
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28     $  99.37
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.54     $  95.83     $ 102.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            3
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.15     $ 117.75     $ 125.26
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.87     $  92.46     $ 101.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4            6
-------------------------------------------------------------------------------------------------------------------------------

          THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                         UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the years
                                                                                                    ending December 31,
                                                                                             ----------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 175.55     $ 199.03     $ 206.24
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              44           45           65
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 219.38     $ 244.96     $ 256.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14           15           23
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.21     $ 151.11     $ 151.99
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.44     $ 128.49     $ 147.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18           20           28
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  59.16     $  63.54     $  72.38
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.69     $ 162.53     $ 164.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.04     $ 161.98     $ 179.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            7           11
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 114.70     $ 122.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.15     $ 117.09     $ 122.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            7           13
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.08     $ 112.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.01     $  83.16     $  89.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  67.15     $  70.23     $  73.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.25     $ 101.61     $ 117.94
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.04     $ 116.55     $ 122.50
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7            8           14
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.77     $ 112.42     $ 118.06
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            8           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.28
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 173.95     $ 190.50     $ 197.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           14           23
-------------------------------------------------------------------------------------------------------------------------------

        THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                       UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.22    $  84.03    $  86.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           2
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.80    $ 113.60    $ 119.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           6          15
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.68    $ 117.59    $ 160.54
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           8           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.35
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.34    $ 117.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.28    $  61.44    $  65.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.17    $ 113.65    $ 115.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.05    $ 107.74    $ 109.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           1           1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 155.30    $ 180.23    $ 186.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           4           9
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.52
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.29
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.30
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 111.82
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.75    $ 132.24    $ 145.08
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           5          11
------------------------------------------------------------------------------------------------------------------------------

          THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
                         UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           -----------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.90     $ 158.78     $ 158.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            6           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.47     $  90.93     $  87.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            7            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.18     $  89.62     $  95.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.81     $ 127.96     $ 130.47
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2           19
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76     $ 109.43
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.09
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09     $ 142.68
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33     $ 114.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34     $ 118.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.89     $ 165.33     $ 258.05
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 124.11
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.40
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.57     $ 102.25     $ 108.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.93     $ 144.19     $ 166.84
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) ACTS CONTRACTS




 THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
                        UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.58     $ 105.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.19     $ 105.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32     $  81.73
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 63.97     $  81.20
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75     $  99.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.53     $  55.65
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78     $ 110.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.18     $  98.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $110.53     $ 110.38
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $ 118.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                     For the years
                                                                                                ending December 31,
                                                                                             ------------------------
                                                                                                 2004         2005
---------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.42     $ 119.07
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
---------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.36     $ 123.92
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5
---------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  84.06     $  90.77
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.88     $  92.14
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
---------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.60     $ 121.04
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
---------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  61.98     $  66.03
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.36     $ 116.07
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 130.47
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
---------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.46     $ 112.56
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
---------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2005..................................................   FSA-3
   Statements of Operations for the Year Ended December
    31, 2005..................................................   FSA-20
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2005 and 2004................................   FSA-28
   Notes to
    Financial Statements......................................   FSA-42


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005
    and 2004..................................................   F-2
   Consolidated Statements of Earnings, Years Ended December
    31, 2005, 2004 and 2003...................................   F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2005, 2004
      and 2003................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2005, 2004 and 2003.................................   F-5
   Notes to Consolidated
    Financial Statements......................................   F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                      AXA Aggressive  AXA Conservative   AXA Conservative-
                                                        Allocation       Allocation       Plus Allocation
                                                     --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .   $23,015,367       $12,086,367        $20,402,880
Receivable for The Trusts shares sold ..............            --            75,526                 --
Receivable for policy-related transactions .........        55,573                --              2,481
                                                       -----------       -----------        -----------
  Total assets .....................................   $23,070,940       $12,161,893        $20,405,361
                                                       -----------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ............        55,553                --              2,506
Payable for policy-related transactions ............            --            75,523                 --
                                                       -----------       -----------        -----------
  Total liabilities ................................        55,553            75,523              2,506
                                                       -----------       -----------        -----------
Net Assets .........................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Net Assets:
Accumulation Units .................................    22,964,673        12,046,084         20,363,006
Contracts in payout (annuitization) period .........            --                --                 --
Retained by AXA Equitable in Separate Account A             50,714            40,286             39,849
                                                       -----------       -----------        -----------
Total net assets ...................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Investments in shares of The Trusts, at cost .......   $22,062,576       $12,267,803        $20,499,979
The Trusts shares held .............................
 Class A ...........................................            --                --                 --
 Class B ...........................................     1,775,551         1,131,005          1,827,892



                                                        AXA Moderate     AXA Moderate-     AXA Premier VIP
                                                         Allocation     Plus Allocation   Aggressive Equity
                                                     ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,665,469,186      $91,321,103      $1,049,047,404
Receivable for The Trusts shares sold ..............         166,714               --             139,511
Receivable for policy-related transactions .........          96,341          188,315             260,741
                                                      --------------      -----------      --------------
  Total assets .....................................  $1,665,732,241      $91,509,418      $1,049,447,656
                                                      --------------      -----------      --------------
Liabilities:
Payable for The Trusts shares purchased ............              --          188,264                  --
Payable for policy-related transactions ............              --               --                  --
                                                      --------------      -----------      --------------
  Total liabilities ................................              --          188,264                  --
                                                      --------------      -----------      --------------
Net Assets .........................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Net Assets:
Accumulation Units .................................   1,656,394,607       91,284,661       1,046,898,859
Contracts in payout (annuitization) period .........       7,138,378               --           2,087,090
Retained by AXA Equitable in Separate Account A            2,199,256           36,493             461,707
                                                      --------------      -----------      --------------
Total net assets ...................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Investments in shares of The Trusts, at cost .......  $1,580,250,762      $87,984,947      $1,185,389,293
The Trusts shares held .............................
 Class A ...........................................      97,731,978               --          37,778,248
 Class B ...........................................       7,173,389        7,248,700             569,222

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                          AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                             Core Bond       Health Care        High Yield
                                                         ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $68,295,179      $43,541,526       $171,667,202
Receivable for The Trusts shares sold ..................             --               --            143,183
Receivable for policy-related transactions .............         31,604           11,074                 --
                                                            -----------      -----------       ------------
  Total assets .........................................    $68,326,783      $43,552,600       $171,810,385
                                                            -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ................         31,598           11,007                 --
Payable for policy-related transactions ................             --               --            143,423
                                                            -----------      -----------       ------------
  Total liabilities ....................................         31,598           11,007            143,423
                                                            -----------      -----------       ------------
Net Assets .............................................    $68,295,185      $43,541,593       $ 17,666,962
                                                            ===========      ===========       ============
Net Assets:
Accumulation Units .....................................     68,267,956       42,207,648        170,745,811
Contracts in payout (annuitization) period .............             --               --            615,146
Retained by AXA Equitable in Separate Account A                  27,229        1,333,945            306,005
                                                            -----------      -----------       ------------
Total net assets .......................................    $68,295,185      $43,541,593       $171,666,962
                                                            ===========      ===========       ============
Investments in shares of The Trusts, at cost ...........    $69,533,307      $41,930,871       $181,953,614
The Trusts shares held .................................
 Class A ...............................................             --          113,826         24,169,428
 Class B ...............................................      6,669,667        3,895,263          7,264,042



                                                             AXA Premier VIP        AXA Premier VIP       AXA Premier VIP
                                                          International Equity   Large Cap Core Equity   Large Cap Growth
                                                         ---------------------- ----------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $65,112,831            $20,586,355           $39,112,343
Receivable for The Trusts shares sold ..................                --                 81,183                    --
Receivable for policy-related transactions .............            67,138                     --                16,675
                                                               -----------            -----------           -----------
  Total assets .........................................       $65,179,969            $20,667,538           $39,129,018
                                                               -----------            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ................            67,139                     --                16,694
Payable for policy-related transactions ................                --                 81,186                    --
                                                               -----------            -----------           -----------
  Total liabilities ....................................            67,139                 81,186                16,694
                                                               -----------            -----------           -----------
Net Assets .............................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Net Assets:
Accumulation Units .....................................        65,030,880             19,342,159            38,002,310
Contracts in payout (annuitization) period .............                --                     --                    --
Retained by AXA Equitable in Separate Account A                     81,950              1,244,193             1,110,014
                                                               -----------            -----------           -----------
Total net assets .......................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Investments in shares of The Trusts, at cost ...........       $58,793,390            $18,494,468           $35,023,426
The Trusts shares held .................................
 Class A ...............................................                --                109,389               100,556
 Class B ...............................................         5,006,442              1,798,805             3,694,824



                                                          AXA Premier VIP
                                                          Large Cap Value
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $46,756,153
Receivable for The Trusts shares sold ..................             --
Receivable for policy-related transactions .............         55,663
                                                            -----------
  Total assets .........................................    $46,811,816
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased ................         55,663
Payable for policy-related transactions ................             --
                                                            -----------
  Total liabilities ....................................         55,663
                                                            -----------
Net Assets .............................................    $46,756,153
                                                            ===========
Net Assets:
Accumulation Units .....................................     45,368,116
Contracts in payout (annuitization) period .............             --
Retained by AXA Equitable in Separate Account A               1,388,037
                                                            -----------
Total net assets .......................................    $46,756,153
                                                            ===========
Investments in shares of The Trusts, at cost ...........    $45,351,714
The Trusts shares held .................................
 Class A ...............................................        116,902
 Class B ...............................................      4,062,006

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Mid Cap Growth    Mid Cap Value       Technology
                                                     ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $78,154,244       $67,290,936       $114,150,834
Receivable for The Trusts shares sold ..............          5,015                --              7,645
Receivable for policy-related transactions .........             --            29,338                 --
                                                        -----------       -----------       ------------
  Total assets .....................................    $78,159,259       $67,320,274       $114,158,479
                                                        -----------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............             --            29,424                 --
Payable for policy-related transactions ............          5,144                --              7,690
                                                        -----------       -----------       ------------
  Total liabilities ................................          5,144            29,424              7,690
                                                        -----------       -----------       ------------
Net Assets .........................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Net Assets:
Accumulation Units .................................     78,075,031        67,219,887        113,949,369
Contracts in payout (annuitization) period .........             --                --                 --
Retained by AXA Equitable in Separate Account A              79,084            70,963            201,420
                                                        -----------       -----------       ------------
Total net assets ...................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Investments in shares of The Trusts, at cost .......    $76,774,993       $73,659,253       $ 97,643,553
The Trusts shares held .............................
 Class A ...........................................             --                --                 --
 Class B ...........................................      8,673,591         6,999,847         11,157,206



                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                        EQ/Alliance        EQ/Alliance        Government
                                                        Common Stock    Growth and Income     Securities
                                                     ----------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .  $4,402,995,476      $1,104,048,073    $138,120,936
Receivable for The Trusts shares sold ..............         852,481                  --         143,073
Receivable for policy-related transactions .........              --             106,462          78,216
                                                      --------------      --------------    ------------
  Total assets .....................................  $4,403,847,957      $1,104,154,535    $138,342,225
                                                      --------------      --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............              --              99,420              --
Payable for policy-related transactions ............          47,625                  --              --
                                                      --------------      --------------    ------------
  Total liabilities ................................          47,625              99,420              --
                                                      --------------      --------------    ------------
Net Assets .........................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Net Assets:
Accumulation Units .................................   4,373,912,992       1,096,404,470     137,759,911
Contracts in payout (annuitization) period .........      26,342,212           6,842,012         582,314
Retained by AXA Equitable in Separate Account A            3,103,734             808,633              --
                                                      --------------      --------------    ------------
Total net assets ...................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Investments in shares of The Trusts, at cost .......  $4,520,860,749      $  990,314,338    $144,450,521
The Trusts shares held .............................
 Class A ...........................................     233,119,162          51,302,507      10,525,851
 Class B ...........................................      10,289,061           7,888,833       3,634,405

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                       EQ/Alliance
                                                       EQ/Alliance      Large Cap      EQ/Alliance
                                                      International       Growth      Quality Bond
                                                     --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $738,510,661    $163,022,823    $160,917,770
Receivable for The Trusts shares sold ..............            --              --              --
Receivable for policy-related transactions .........       267,001         103,861              --
                                                      ------------    ------------    ------------
  Total assets .....................................  $738,777,662    $163,126,684    $160,917,770
                                                      ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............       265,253         103,923           2,582
Payable for policy-related transactions ............            --              --          23,711
                                                      ------------    ------------    ------------
  Total liabilities ................................       265,253         103,923          26,293
                                                      ------------    ------------    ------------
Net Assets .........................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Net Assets:
Accumulation Units .................................   735,627,319     162,637,695     159,780,978
Contracts in payout (annuitization) period .........     1,860,959              --         873,764
Retained by AXA Equitable in Separate Account A          1,024,131         385,066         236,735
                                                      ------------    ------------    ------------
Total net assets ...................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Investments in shares of The Trusts, at cost .......  $513,489,323    $132,741,534    $164,330,664
The Trusts shares held .............................
 Class A ...........................................    52,225,769              --      12,676,317
 Class B ...........................................     6,015,357      21,104,015       3,407,759



                                                       EQ/Alliance                      EQ/Bear Stearns
                                                        Small Cap         EQ/Ariel       Small Company      EQ/Bernstein
                                                          Growth      Appreciation II        Growth       Diversified Value
                                                    --------------- ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $373,972,462        $588,576        $14,694,673       $372,141,955
Receivable for The Trusts shares sold ..............       314,239              --                 --                 --
Receivable for policy-related transactions .........            --           3,465            173,963            355,981
                                                      ------------        --------        -----------       ------------
  Total assets .....................................  $374,286,701        $592,041        $14,868,636       $372,497,936
                                                      ------------        --------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............            --           3,465            174,166            322,633
Payable for policy-related transactions ............       307,903              --                 --                 --
                                                      ------------        --------        -----------       ------------
  Total liabilities ................................       307,903           3,465            174,166            322,633
                                                      ------------        --------        -----------       ------------
Net Assets .........................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Net Assets:
Accumulation Units .................................   372,596,780         588,160         14,675,065        371,731,192
Contracts in payout (annuitization) period .........     1,338,829              --                 --                 --
Retained by AXA Equitable in Separate Account A             43,189             416             19,405            444,111
                                                      ------------        --------        -----------       ------------
Total net assets ...................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Investments in shares of The Trusts, at cost .......  $297,342,211        $589,390        $14,467,651       $320,135,533
The Trusts shares held .............................
 Class A ...........................................    19,549,262              --                 --                 --
 Class B ...........................................     3,494,150          57,845          1,677,518         25,667,024

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Boston Advisors       EQ/Calvert           EQ/Capital
                                                        Equity Income     Socially Responsible   Guardian Growth
                                                     ------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .     $34,433,372           $15,597,816          $6,981,752
Receivable for The Trusts shares sold ..............              --                    --                  --
Receivable for policy-related transactions .........         100,252                 8,364              24,899
                                                         -----------           -----------          ----------
  Total assets .....................................     $34,533,624           $15,606,180          $7,006,651
                                                         -----------           -----------          ----------
Liabilities:
Payable for The Trusts shares purchased ............         100,251                 8,367              24,904
Payable for policy-related transactions ............              --                    --                  --
                                                         -----------           -----------          ----------
  Total liabilities ................................         100,251                 8,367              24,904
                                                         -----------           -----------          ----------
Net Assets .........................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Net Assets:
Accumulation Units .................................      34,415,712            13,658,173           6,903,430
Contracts in payout (annuitization) period .........              --                    --                  --
Retained by AXA Equitable in Separate Account A               17,661             1,939,640              78,317
                                                         -----------           -----------          ----------
Total net assets ...................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Investments in shares of The Trusts, at cost .......     $33,623,841           $15,064,391          $6,314,332
The Trusts shares held .............................
 Class A ...........................................              --                    --                  --
 Class B ...........................................       5,412,877             1,903,407             534,400



                                                            EQ/Capital             EQ/Capital           EQ/Capital
                                                      Guardian International   Guardian Research   Guardian U.S. Equity
                                                     ------------------------ ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .        $69,081,361           $150,360,693         $115,764,606
Receivable for The Trusts shares sold ..............                 --                103,701               10,893
Receivable for policy-related transactions .........            123,782                     --                   --
                                                            -----------           ------------         ------------
  Total assets .....................................        $69,205,143           $150,464,394         $115,775,499
                                                            -----------           ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ............            123,517                     --                   --
Payable for policy-related transactions ............                 --                103,652               10,954
                                                            -----------           ------------         ------------
  Total liabilities ................................            123,517                103,652               10,954
                                                            -----------           ------------         ------------
Net Assets .........................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Net Assets:
Accumulation Units .................................         69,009,619            150,283,171          115,650,093
Contracts in payout (annuitization) period .........                 --                     --                   --
Retained by AXA Equitable in Separate Account A                  72,007                 77,571              114,452
                                                            -----------           ------------         ------------
Total net assets ...................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Investments in shares of The Trusts, at cost .......        $58,418,000           $116,375,430         $106,334,581
The Trusts shares held .............................
 Class A ...........................................                 --                     --                   --
 Class B ...........................................          5,536,602             12,014,898           10,036,804



                                                      EQ/Caywood-Scholl
                                                       High Yield Bond
                                                     -------------------
Assets:
Investments in shares of The Trusts, at fair value .      $5,366,278
Receivable for The Trusts shares sold ..............              --
Receivable for policy-related transactions .........          45,984
                                                          ----------
  Total assets .....................................      $5,412,262
                                                          ----------
Liabilities:
Payable for The Trusts shares purchased ............          45,984
Payable for policy-related transactions ............              --
                                                          ----------
  Total liabilities ................................          45,984
                                                          ----------
Net Assets .........................................      $5,366,278
                                                          ==========
Net Assets:
Accumulation Units .................................       5,354,705
Contracts in payout (annuitization) period .........              --
Retained by AXA Equitable in Separate Account A               11,573
                                                          ----------
Total net assets ...................................      $5,366,278
                                                          ==========
Investments in shares of The Trusts, at cost .......      $5,592,255
The Trusts shares held .............................
 Class A ...........................................              --
 Class B ...........................................       1,177,930

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                         EQ/Equity         EQ/Evergreen      EQ/Evergreen
                                                         500 Index      International Bond       Omega
                                                     ----------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,003,803,420         $503,700        $24,509,663
Receivable for The Trusts shares sold ..............         422,571               --                 --
Receivable for policy-related transactions .........              --            3,603             18,350
                                                      --------------         --------        -----------
  Total assets .....................................  $1,004,225,991         $507,303        $24,528,013
                                                      --------------         --------        -----------
Liabilities:
Payable for The Trusts shares purchased ............              --            3,603             18,350
Payable for policy-related transactions ............         422,539               --                 --
                                                      --------------         --------        -----------
  Total liabilities ................................         422,539            3,603             18,350
                                                      --------------         --------        -----------
Net Assets .........................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Net Assets:
Accumulation Units .................................     998,198,467          503,290         24,388,312
Contracts in payout (annuitization) period .........       4,422,315               --                 --
Retained by AXA Equitable in Separate Account A            1,182,670              410            121,351
                                                      --------------         --------        -----------
Total net assets ...................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Investments in shares of The Trusts, at cost .......  $  955,109,089         $502,092        $23,283,863
The Trusts shares held .............................
 Class A ...........................................      38,803,036               --                 --
 Class B ...........................................       3,898,190           51,571          2,714,616



                                                                                        EQ/GAMCO       EQ/GAMCO
                                                          EQ/FI           EQ/FI        Mergers and   Small Company
                                                         Mid Cap      Mid Cap Value   Acquisitions       Value
                                                    --------------- --------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $265,972,237    $446,353,063     $2,520,193    $39,752,693
Receivable for The Trusts shares sold ..............            --              --             --             --
Receivable for policy-related transactions .........       166,639       1,041,979         17,134         90,038
                                                      ------------    ------------     ----------    -----------
  Total assets .....................................  $266,138,876    $447,395,042     $2,537,327    $39,842,731
                                                      ------------    ------------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............       166,757       1,041,602         17,134         90,236
Payable for policy-related transactions ............            --              --             --             --
                                                      ------------    ------------     ----------    -----------
  Total liabilities ................................       166,757       1,041,602         17,134         90,236
                                                      ------------    ------------     ----------    -----------
Net Assets .........................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Net Assets:
Accumulation Units .................................   265,900,824     446,195,681      2,512,431     39,737,919
Contracts in payout (annuitization) period .........            --              --             --             --
Retained by AXA Equitable in Separate Account A             71,295         157,759          7,762         14,576
                                                      ------------    ------------     ----------    -----------
Total net assets ...................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Investments in shares of The Trusts, at cost .......  $259,480,978    $408,532,829     $2,539,989    $41,231,188
The Trusts shares held .............................
 Class A ...........................................            --              --             --             --
 Class B ...........................................    25,929,385      32,000,179        217,124      1,477,296

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                           EQ/Janus
                                                      EQ/International     Large Cap     EQ/JPMorgan
                                                           Growth           Growth        Core Bond
                                                     ------------------ -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .     $2,174,741      $73,279,066    $101,172,011
Receivable for The Trusts shares sold ..............             --               --              --
Receivable for policy-related transactions .........        152,163           44,316          88,136
                                                         ----------      -----------    ------------
  Total assets .....................................     $2,326,904      $73,323,382    $101,260,147
                                                         ----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ............        152,165           44,326          90,854
Payable for policy-related transactions ............             --               --              --
                                                         ----------      -----------    ------------
  Total liabilities ................................        152,165           44,326          90,854
                                                         ----------      -----------    ------------
Net Assets .........................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Net Assets:
Accumulation Units .................................      2,169,906       73,251,783     101,134,555
Contracts in payout (annuitization) period .........             --               --              --
Retained by AXA Equitable in Separate Account A               4,833           27,273          34,738
                                                         ----------      -----------    ------------
Total net assets ...................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Investments in shares of The Trusts, at cost .......     $2,115,859      $60,173,473    $103,792,689
The Trusts shares held .............................
 Class A ...........................................             --               --              --
 Class B ...........................................        417,444       10,730,040       9,192,350



                                                                              EQ/Lazard
                                                          EQ/JPMorgan         Small Cap     EQ/Legg Mason      EQ/Long
                                                      Value Opportunities       Value        Value Equity     Term Bond
                                                     --------------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .      $60,816,693       $173,824,187      $2,152,168    $10,494,958
Receivable for The Trusts shares sold ..............           56,382                 --              --         19,156
Receivable for policy-related transactions .........               --            137,065          32,833             --
                                                          -----------       ------------      ----------    -----------
  Total assets .....................................      $60,873,075       $173,961,252      $2,185,001    $10,514,114
                                                          -----------       ------------      ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............               --            131,821          32,833             --
Payable for policy-related transactions ............           56,416                 --              --         19,041
                                                          -----------       ------------      ----------    -----------
  Total liabilities ................................           56,416            131,821          32,833         19,041
                                                          -----------       ------------      ----------    -----------
Net Assets .........................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Net Assets:
Accumulation Units .................................       60,725,547        173,752,649       2,150,325     10,484,657
Contracts in payout (annuitization) period .........               --                 --              --             --
Retained by AXA Equitable in Separate Account A                91,112             76,782           1,843         10,416
                                                          -----------       ------------      ----------    -----------
Total net assets ...................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Investments in shares of The Trusts, at cost .......      $52,093,762       $179,356,637      $2,154,954    $10,684,917
The Trusts shares held .............................
 Class A ...........................................               --                 --              --             --
 Class B ...........................................        4,821,886         12,994,757         205,551        774,628

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Lord Abbett
                                                        Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                          Income      Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .    $1,735,197      $1,883,427       $10,460,115
Receivable for The Trusts shares sold ..............            --              --                --
Receivable for policy-related transactions .........        18,226           3,641            45,520
                                                        ----------      ----------       -----------
  Total assets .....................................    $1,753,423      $1,887,068       $10,505,635
                                                        ----------      ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ............        18,226           3,641            45,520
Payable for policy-related transactions ............            --              --                --
                                                        ----------      ----------       -----------
  Total liabilities ................................        18,226           3,641            45,520
                                                        ----------      ----------       -----------
Net Assets .........................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Net Assets:
Accumulation Units .................................     1,730,786       1,876,908        10,449,970
Contracts in payout (annuitization) period .........            --              --                --
Retained by AXA Equitable in Separate Account A              4,411           6,519            10,145
                                                        ----------      ----------       -----------
Total net assets ...................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Investments in shares of The Trusts, at cost .......    $1,695,265      $1,845,541       $10,260,909
The Trusts shares held .............................
 Class A ...........................................            --              --                --
 Class B ...........................................       162,458         176,098           926,715



                                                                        EQ/Mercury
                                                        EQ/Marsico     Basic Value         EQ/Mercury       EQ/MFS Emerging
                                                          Focus           Equity      International Value   Growth Companies
                                                     --------------- --------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .  $236,382,045    $344,266,544        $206,956,991        $342,149,429
Receivable for The Trusts shares sold ..............            --         372,866                  --             150,479
Receivable for policy-related transactions .........       491,098              --             327,577                  --
                                                      ------------    ------------        ------------        ------------
  Total assets .....................................  $236,873,143    $344,639,410        $207,284,568        $342,299,908
                                                      ------------    ------------        ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ............       491,377              --             327,456                  --
Payable for policy-related transactions ............            --         373,523                  --             150,007
                                                      ------------    ------------        ------------        ------------
  Total liabilities ................................       491,377         373,523             327,456             150,007
                                                      ------------    ------------        ------------        ------------
Net Assets .........................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Net Assets:
Accumulation Units .................................   236,310,495     344,111,608         206,833,107         342,057,805
Contracts in payout (annuitization) period .........            --              --                  --                  --
Retained by AXA Equitable in Separate Account A             71,271         154,279             124,005              92,096
                                                      ------------    ------------        ------------        ------------
Total net assets ...................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Investments in shares of The Trusts, at cost .......  $204,890,396    $315,288,280        $171,957,056        $281,405,439
The Trusts shares held .............................
 Class A ...........................................            --              --                  --                  --
 Class B ...........................................    15,013,330      22,817,787          14,572,764          23,945,958

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                           EQ/MFS          EQ/Money       EQ/Montag &
                                                      Investors Trust       Market      Caldwell Growth
                                                     ----------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $16,964,856     $113,954,693       $2,860,502
Receivable for The Trusts shares sold ..............          1,175               --              300
Receivable for policy-related transactions .........             --          293,888               --
                                                        -----------     ------------       ----------
  Total assets .....................................    $16,966,031     $114,248,581       $2,860,802
                                                        -----------     ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ............             --          103,853               --
Payable for policy-related transactions ............          1,182               --              300
                                                        -----------     ------------       ----------
  Total liabilities ................................          1,182          103,853              300
                                                        -----------     ------------       ----------
Net Assets .........................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Net Assets:
Accumulation Units .................................     16,800,423      109,739,121        2,846,068
Contracts in payout (annuitization) period .........             --          862,293               --
Retained by AXA Equitable in Separate Account A             164,426        3,543,314           14,434
                                                        -----------     ------------       ----------
Total net assets ...................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Investments in shares of The Trusts, at cost .......    $14,112,699     $114,696,038       $2,788,976
The Trusts shares held .............................
 Class A ...........................................             --       88,395,969               --
 Class B ...........................................      1,679,364       25,557,265          565,477



                                                        EQ/PIMCO       EQ/Short        EQ/Small
                                                      Real Return   Duration Bond   Company Index   EQ/TCW Equity
                                                    ------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $14,821,085     $2,211,031    $101,535,601     $7,981,216
Receivable for The Trusts shares sold ..............           --             --              --             --
Receivable for policy-related transactions .........      131,188         17,750         170,266          2,830
                                                      -----------     ----------    ------------     ----------
  Total assets .....................................  $14,952,273     $2,228,781    $101,705,867     $7,984,046
                                                      -----------     ----------    ------------     ----------
Liabilities:
Payable for The Trusts shares purchased ............      131,185         17,750         149,658          2,829
Payable for policy-related transactions ............           --             --              --             --
                                                      -----------     ----------    ------------     ----------
  Total liabilities ................................      131,185         17,750         149,658          2,829
                                                      -----------     ----------    ------------     ----------
Net Assets .........................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Net Assets:
Accumulation Units .................................   14,807,653      2,204,083     101,472,886      7,960,108
Contracts in payout (annuitization) period .........           --             --              --             --
Retained by AXA Equitable in Separate Account A            13,435          6,948          83,323         21,109
                                                      -----------     ----------    ------------     ----------
Total net assets ...................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Investments in shares of The Trusts, at cost .......  $15,099,362     $2,224,224    $ 98,280,745     $7,740,583
The Trusts shares held .............................
 Class A ...........................................           --             --              --             --
 Class B ...........................................    1,461,215        222,320       8,694,569        361,258

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                        EQ/UBS                       EQ/Van Kampen
                                                      Growth and   EQ/Van Kampen   Emerging Markets
                                                        Income        Comstock          Equity
                                                     ------------ --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $7,935,287     $6,681,503      $252,833,286
Receivable for The Trusts shares sold ..............          --             --                --
Receivable for policy-related transactions .........     195,780         41,073           277,097
                                                      ----------     ----------      ------------
  Total assets .....................................  $8,131,067     $6,722,576      $253,110,383
                                                      ----------     ----------      ------------
Liabilities:
Payable for The Trusts shares purchased ............     195,780         41,073           278,058
Payable for policy-related transactions ............          --             --                --
                                                      ----------     ----------      ------------
  Total liabilities ................................     195,780         41,073           278,058
                                                      ----------     ----------      ------------
Net Assets .........................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Net Assets:
Accumulation Units .................................   7,918,303      6,671,982       252,541,117
Contracts in payout (annuitization) period .........          --             --                --
Retained by AXA Equitable in Separate Account A           16,984          9,521           291,208
                                                      ----------     ----------      ------------
Total net assets ...................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Investments in shares of The Trusts, at cost .......  $7,579,630     $6,510,983      $211,661,801
The Trusts shares held .............................
 Class A ...........................................          --             --                --
 Class B ...........................................   1,318,489        639,860        19,644,741



                                                      EQ/Van Kampen   EQ/Wells Fargo    Laudus Rosenberg
                                                         Mid Cap        Montgomery         VIT Value       U.S. Real Estate --
                                                          Growth       Small Cap (c)   Long/Short Equity        Class II
                                                     --------------- ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value .    $4,873,217       $550,117          $8,336,553          $93,740,479
Receivable for The Trusts shares sold ..............            --          2,813                  --                   --
Receivable for policy-related transactions .........       127,974             --              12,239              101,766
                                                        ----------       --------          ----------          -----------
  Total assets .....................................    $5,001,191       $552,930          $8,348,792          $93,842,245
                                                        ----------       --------          ----------          -----------
Liabilities:
Payable for The Trusts shares purchased ............       127,974             --              12,255              101,827
Payable for policy-related transactions ............            --          2,813                  --                   --
                                                        ----------       --------          ----------          -----------
  Total liabilities ................................       127,974          2,813              12,255              101,827
                                                        ----------       --------          ----------          -----------
Net Assets .........................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Net Assets:
Accumulation Units .................................     4,864,667        547,008           8,296,942           93,700,323
Contracts in payout (annuitization) period .........            --             --                  --                   --
Retained by AXA Equitable in Separate Account A              8,550          3,109              39,595               40,095
                                                        ----------       --------          ----------          -----------
Total net assets ...................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Investments in shares of The Trusts, at cost .......    $4,846,835       $570,708          $8,221,821          $85,968,358
The Trusts shares held .............................
 Class A ...........................................            --             --                  --                   --
 Class B ...........................................       390,329         48,401             776,215            4,089,899

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005






                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 130.82                    --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 130.23                    --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 129.64                     2
AXA Aggressive Allocation ..............     Class B 0.95%        $ 129.49                    23
AXA Aggressive Allocation ..............     Class B 1.20%        $ 128.76                    32
AXA Aggressive Allocation ..............     Class B 1.34%        $ 128.35                   122
AXA Aggressive Allocation ..............     Class B 1.35%        $ 128.32                    --
AXA Aggressive Allocation ..............     Class B 1.45%        $ 128.03                    --
AXA Conservative Allocation ............     Class B 0.50%        $ 110.08                    --
AXA Conservative Allocation ............     Class B 0.70%        $ 109.58                    --
AXA Conservative Allocation ............     Class B 0.90%        $ 109.09                     1
AXA Conservative Allocation ............     Class B 0.95%        $ 108.97                    10
AXA Conservative Allocation ............     Class B 1.20%        $ 108.35                    42
AXA Conservative Allocation ............     Class B 1.34%        $ 108.01                    59
AXA Conservative Allocation ............     Class B 1.35%        $ 107.98                    --
AXA Conservative Allocation ............     Class B 1.45%        $ 107.73                    --
AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 114.94                    --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 114.43                    --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 113.91                     2
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 113.78                    22
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 113.14                    44
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 112.78                   112
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 112.75                    --
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 112.49                    --
AXA Moderate Allocation ................     Class A 0.70%        $ 152.68                    --
AXA Moderate Allocation ................     Class A 0.90%        $ 183.99                    56
AXA Moderate Allocation ................     Class A 1.20%        $ 165.24                    --
AXA Moderate Allocation ................     Class A 1.34%        $  57.47                19,656
AXA Moderate Allocation ................     Class A 1.35%        $ 196.88                   155
AXA Moderate Allocation ................     Class A 1.35%        $ 195.64                 1,902
AXA Moderate Allocation ................     Class A 1.45%        $ 126.17                     5
AXA Moderate Allocation ................     Class B 0.50%        $ 109.79                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 152.68                     2
AXA Moderate Allocation ................     Class B 0.70%        $ 119.07                     2
AXA Moderate Allocation ................     Class B 0.90%        $ 130.82                     6
AXA Moderate Allocation ................     Class B 0.90%        $ 115.21                    23
AXA Moderate Allocation ................     Class B 0.95%        $ 117.18                   236
AXA Moderate Allocation ................     Class B 1.20%        $ 126.19                   647
AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 127.61                    --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 127.03                     1
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 126.46                     6
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 126.32                   105
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 125.60                   122
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 125.20                   491
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 125.17                     3
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 124.89                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.70%        $  83.12                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.90%        $ 103.39                    54
AXA Premier VIP Aggressive Equity ......     Class A 1.20%        $  91.83                    --
AXA Premier VIP Aggressive Equity ......     Class A 1.34%        $  77.39                10,645
AXA Premier VIP Aggressive Equity ......     Class A 1.35%        $ 143.57                   185

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 136.36                1,285
AXA Premier VIP Aggressive Equity .........     Class A 1.45%        $  75.62                    5
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $  76.37                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  83.12                   13
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  82.92                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  77.61                    1
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  63.86                   34
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $  81.60                   34
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $  75.63                  122
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 116.28                   --
AXA Premier VIP Core Bond .................     Class B 0.70%        $ 115.34                   --
AXA Premier VIP Core Bond .................     Class B 0.90%        $ 114.42                    2
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 100.88                   --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 114.19                  105
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 113.04                  121
AXA Premier VIP Core Bond .................     Class B 1.34%        $ 112.40                  375
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 112.36                    2
AXA Premier VIP Core Bond .................     Class B 1.45%        $ 111.90                   --
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 120.59                   --
AXA Premier VIP Health Care ...............     Class B 0.70%        $ 119.62                   --
AXA Premier VIP Health Care ...............     Class B 0.90%        $ 118.66                    2
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 118.42                   25
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 117.23                   57
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 116.57                  274
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 154.20                   --
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 116.52                    3
AXA Premier VIP Health Care ...............     Class B 1.45%        $ 116.05                   --
AXA Premier VIP High Yield ................     Class A 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class A 0.90%        $ 144.66                    4
AXA Premier VIP High Yield ................     Class A 1.20%        $ 123.10                   --
AXA Premier VIP High Yield ................     Class A 1.34%        $ 164.14                  768
AXA Premier VIP High Yield ................     Class A 1.35%        $ 175.05                   26
AXA Premier VIP High Yield ................     Class A 1.45%        $  96.58                    1
AXA Premier VIP High Yield ................     Class B 0.50%        $ 123.08                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 116.48                   --
AXA Premier VIP High Yield ................     Class B 0.90%        $  99.16                    5
AXA Premier VIP High Yield ................     Class B 0.95%        $ 114.63                  156
AXA Premier VIP High Yield ................     Class B 1.20%        $  96.58                  218
AXA Premier VIP International Equity ......     Class B 0.50%        $ 141.82                   --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 140.68                   --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 139.55                    2
AXA Premier VIP International Equity ......     Class B 0.95%        $ 139.27                   72
AXA Premier VIP International Equity ......     Class B 1.20%        $ 137.87                   71
AXA Premier VIP International Equity ......     Class B 1.34%        $ 137.09                  321
AXA Premier VIP International Equity ......     Class B 1.34%        $ 158.76                    5
AXA Premier VIP International Equity ......     Class B 1.35%        $ 137.03                    1
AXA Premier VIP International Equity ......     Class B 1.45%        $ 136.48                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $ 113.89                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 112.97                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 108.04                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 112.07                   --

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $ 111.84                   14
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 110.72                   31
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $ 110.09                  128
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $ 110.05                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $ 109.60                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $ 100.98                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $ 100.17                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  99.37                    2
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  99.17                   52
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  98.17                   65
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  97.62                  267
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  97.58                    2
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  97.18                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 126.22                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 125.20                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 124.20                    2
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 123.95                   43
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 122.70                   62
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 122.01                  263
AXA Premier VIP Large Cap Value ...........     Class B 1.35%        $ 121.96                    1
AXA Premier VIP Large Cap Value ...........     Class B 1.45%        $ 121.47                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.50%        $ 104.60                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.70%        $ 103.76                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.90%        $ 102.93                    3
AXA Premier VIP Mid Cap Growth ............     Class B 0.95%        $ 102.72                   81
AXA Premier VIP Mid Cap Growth ............     Class B 1.20%        $ 101.69                  122
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 101.11                  556
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 152.12                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.35%        $ 101.07                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.45%        $ 100.66                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.50%        $ 127.30                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 126.28                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 110.33                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.90%        $ 125.26                    2
AXA Premier VIP Mid Cap Value .............     Class B 0.95%        $ 125.01                   60
AXA Premier VIP Mid Cap Value .............     Class B 1.20%        $ 123.75                   89
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 123.06                  390
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 157.77                    2
AXA Premier VIP Mid Cap Value .............     Class B 1.35%        $ 123.01                    1
AXA Premier VIP Mid Cap Value .............     Class B 1.45%        $ 122.51                   --
AXA Premier VIP Technology ................     Class B 0.50%        $ 103.61                   --
AXA Premier VIP Technology ................     Class B 0.70%        $ 102.78                    8
AXA Premier VIP Technology ................     Class B 0.90%        $ 101.96                    6
AXA Premier VIP Technology ................     Class B 0.95%        $ 101.75                   85
AXA Premier VIP Technology ................     Class B 1.20%        $ 100.73                  128
AXA Premier VIP Technology ................     Class B 1.34%        $ 100.16                  900
AXA Premier VIP Technology ................     Class B 1.34%        $ 154.88                    1
AXA Premier VIP Technology ................     Class B 1.35%        $ 100.12                    6
AXA Premier VIP Technology ................     Class B 1.45%        $  99.71                    1
EQ/Alliance Common Stock ..................     Class A 0.70%        $ 144.65                   --
EQ/Alliance Common Stock ..................     Class A 0.74%        $ 453.40                  115

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                        Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                       ------------------ ----------------- --------------------------
EQ/Alliance Common Stock ...........................     Class A 0.74%        $ 491.12                    42
EQ/Alliance Common Stock ...........................     Class A 0.90%        $ 206.24                    65
EQ/Alliance Common Stock ...........................     Class A 1.20%        $ 171.66                    --
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 265.43                 3,126
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 277.33                   214
EQ/Alliance Common Stock ...........................     Class A 1.45%        $ 107.21                    29
EQ/Alliance Common Stock ...........................     Class A 1.49%        $ 341.80                 9,393
EQ/Alliance Common Stock ...........................     Class B 0.50%        $  92.69                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $  96.76                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $ 144.65                    12
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 111.98                     4
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 100.06                    50
EQ/Alliance Common Stock ...........................     Class B 0.95%        $  95.23                   456
EQ/Alliance Common Stock ...........................     Class B 1.20%        $ 107.24                 1,254
EQ/Alliance Growth and Income ......................     Class A 0.70%        $ 182.19                    --
EQ/Alliance Growth and Income ......................     Class A 0.90%        $ 256.76                    22
EQ/Alliance Growth and Income ......................     Class A 1.20%        $ 215.74                    --
EQ/Alliance Growth and Income ......................     Class A 1.34%        $ 305.38                 3,020
EQ/Alliance Growth and Income ......................     Class A 1.35%        $ 305.63                    70
EQ/Alliance Growth and Income ......................     Class A 1.45%        $ 145.58                     7
EQ/Alliance Growth and Income ......................     Class B 0.50%        $ 114.88                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 129.86                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 182.19                     2
EQ/Alliance Growth and Income ......................     Class B 0.90%        $ 150.93                    11
EQ/Alliance Growth and Income ......................     Class B 0.95%        $ 127.80                   300
EQ/Alliance Growth and Income ......................     Class B 1.20%        $ 145.60                   726
EQ/Alliance Intermediate Government Securities .....     Class A 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class A 0.74%        $  78.01                    35
EQ/Alliance Intermediate Government Securities .....     Class A 0.90%        $ 151.99                     3
EQ/Alliance Intermediate Government Securities .....     Class A 1.20%        $ 140.78                    --
EQ/Alliance Intermediate Government Securities .....     Class A 1.34%        $ 157.33                   613
EQ/Alliance Intermediate Government Securities .....     Class A 1.35%        $ 151.65                    19
EQ/Alliance Intermediate Government Securities .....     Class A 1.45%        $ 127.51                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.50%        $ 124.85                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 129.55                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.90%        $ 130.34                     2
EQ/Alliance Intermediate Government Securities .....     Class B 0.95%        $ 127.49                   122
EQ/Alliance Intermediate Government Securities .....     Class B 1.20%        $ 127.54                   152
EQ/Alliance International ..........................     Class A 0.70%        $ 136.25                    --
EQ/Alliance International ..........................     Class A 0.90%        $ 147.18                    28
EQ/Alliance International ..........................     Class A 1.20%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.34%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.35%        $ 146.39                 4,333
EQ/Alliance International ..........................     Class A 1.35%        $ 146.24                   147
EQ/Alliance International ..........................     Class A 1.45%        $ 114.75                     4
EQ/Alliance International ..........................     Class B 0.50%        $ 114.22                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 118.64                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 136.25                     3
EQ/Alliance International ..........................     Class B 0.90%        $ 121.39                    12
EQ/Alliance International ..........................     Class B 0.95%        $ 116.76                   238
EQ/Alliance International ..........................     Class B 1.20%        $ 114.63                   398

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                                             ------------------ ----------------- --------------------------
EQ/Alliance Large Cap Growth .............     Class B 0.50%        $  66.85                    --
EQ/Alliance Large Cap Growth .............     Class B 0.70%        $  73.31                    --
EQ/Alliance Large Cap Growth .............     Class B 0.90%        $  72.38                     4
EQ/Alliance Large Cap Growth .............     Class B 0.95%        $  72.15                   184
EQ/Alliance Large Cap Growth .............     Class B 1.20%        $  70.99                   281
EQ/Alliance Large Cap Growth .............     Class B 1.34%        $  70.36                 1,822
EQ/Alliance Large Cap Growth .............     Class B 1.35%        $  70.31                    11
EQ/Alliance Large Cap Growth .............     Class B 1.45%        $  69.86                     2
EQ/Alliance Quality Bond .................     Class A 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class A 0.90%        $ 164.70                     4
EQ/Alliance Quality Bond .................     Class A 1.20%        $ 149.02                    --
EQ/Alliance Quality Bond .................     Class A 1.34%        $ 166.86                   726
EQ/Alliance Quality Bond .................     Class A 1.35%        $ 175.92                    23
EQ/Alliance Quality Bond .................     Class A 1.45%        $ 131.90                    --
EQ/Alliance Quality Bond .................     Class B 0.50%        $ 129.96                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 135.08                    --
EQ/Alliance Quality Bond .................     Class B 0.90%        $ 134.77                     4
EQ/Alliance Quality Bond .................     Class B 0.95%        $ 132.94                   116
EQ/Alliance Quality Bond .................     Class B 1.20%        $ 131.99                   136
EQ/Alliance Small Cap Growth .............     Class A 0.70%        $ 142.82                    --
EQ/Alliance Small Cap Growth .............     Class A 0.90%        $ 179.44                    11
EQ/Alliance Small Cap Growth .............     Class A 1.20%        $ 174.78                    --
EQ/Alliance Small Cap Growth .............     Class A 1.34%        $ 172.65                 1,791
EQ/Alliance Small Cap Growth .............     Class A 1.35%        $ 172.50                    32
EQ/Alliance Small Cap Growth .............     Class A 1.45%        $ 125.60                     2
EQ/Alliance Small Cap Growth .............     Class B 0.50%        $  92.73                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 154.63                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 141.82                     2
EQ/Alliance Small Cap Growth .............     Class B 0.90%        $ 128.81                     4
EQ/Alliance Small Cap Growth .............     Class B 0.95%        $ 152.18                   152
EQ/Alliance Small Cap Growth .............     Class B 1.20%        $ 125.63                   253
EQ/Ariel Appreciation II .................     Class B 0.50%        $ 103.83                    --
EQ/Ariel Appreciation II .................     Class B 0.70%        $ 103.78                    --
EQ/Ariel Appreciation II .................     Class B 0.90%        $ 103.73                    --
EQ/Ariel Appreciation II .................     Class B 0.95%        $ 103.72                    --
EQ/Ariel Appreciation II .................     Class B 1.20%        $ 103.66                     1
EQ/Ariel Appreciation II .................     Class B 1.34%        $ 103.63                     5
EQ/Ariel Appreciation II .................     Class B 1.35%        $ 103.62                    --
EQ/Ariel Appreciation II .................     Class B 1.45%        $ 103.60                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.50%        $ 122.78                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.70%        $ 122.48                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.90%        $ 122.18                     1
EQ/Bear Stearns Small Company Growth .....     Class B 0.95%        $ 122.10                    14
EQ/Bear Stearns Small Company Growth .....     Class B 1.20%        $ 121.73                    26
EQ/Bear Stearns Small Company Growth .....     Class B 1.34%        $ 121.52                    80
EQ/Bear Stearns Small Company Growth .....     Class B 1.35%        $ 121.50                    --
EQ/Bear Stearns Small Company Growth .....     Class B 1.45%        $ 121.35                    --
EQ/Bernstein Diversified Value ...........     Class B 0.50%        $ 135.28                    --
EQ/Bernstein Diversified Value ...........     Class B 0.70%        $ 123.92                     5
EQ/Bernstein Diversified Value ...........     Class B 0.90%        $ 122.34                    13

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Bernstein Diversified Value ........     Class B 0.95%        $ 129.34                   211
EQ/Bernstein Diversified Value ........     Class B 1.20%        $ 120.01                   396
EQ/Bernstein Diversified Value ........     Class B 1.34%        $ 118.93                 2,451
EQ/Bernstein Diversified Value ........     Class B 1.35%        $ 118.85                    26
EQ/Bernstein Diversified Value ........     Class B 1.45%        $ 126.32                     1
EQ/Boston Advisors Equity Income ......     Class B 0.50%        $ 113.20                    --
EQ/Boston Advisors Equity Income ......     Class B 0.70%        $ 112.92                    --
EQ/Boston Advisors Equity Income ......     Class B 0.90%        $ 112.64                     1
EQ/Boston Advisors Equity Income ......     Class B 0.95%        $ 112.58                    24
EQ/Boston Advisors Equity Income ......     Class B 1.20%        $ 112.23                    50
EQ/Boston Advisors Equity Income ......     Class B 1.34%        $ 112.04                   232
EQ/Boston Advisors Equity Income ......     Class B 1.35%        $ 112.02                    --
EQ/Boston Advisors Equity Income ......     Class B 1.45%        $ 111.88                    --
EQ/Calvert Socially Responsible .......     Class B 0.50%        $  81.24                    --
EQ/Calvert Socially Responsible .......     Class B 0.70%        $  90.77                    --
EQ/Calvert Socially Responsible .......     Class B 0.90%        $  89.61                     2
EQ/Calvert Socially Responsible .......     Class B 0.95%        $ 114.53                     2
EQ/Calvert Socially Responsible .......     Class B 1.00%        $  89.04                    --
EQ/Calvert Socially Responsible .......     Class B 1.20%        $  87.90                     8
EQ/Calvert Socially Responsible .......     Class B 1.34%        $  87.10                   143
EQ/Calvert Socially Responsible .......     Class B 1.35%        $  87.05                     1
EQ/Calvert Socially Responsible .......     Class B 1.45%        $ 112.09                    --
EQ/Capital Guardian Growth ............     Class B 0.50%        $  64.85                    --
EQ/Capital Guardian Growth ............     Class B 0.70%        $  74.10                    --
EQ/Capital Guardian Growth ............     Class B 0.90%        $  73.16                     1
EQ/Capital Guardian Growth ............     Class B 0.95%        $  72.92                    10
EQ/Capital Guardian Growth ............     Class B 1.20%        $  71.76                    17
EQ/Capital Guardian Growth ............     Class B 1.34%        $  71.11                    67
EQ/Capital Guardian Growth ............     Class B 1.35%        $  71.07                     2
EQ/Capital Guardian Growth ............     Class B 1.45%        $  94.93                    --
EQ/Capital Guardian International .....     Class B 0.50%        $ 107.18                    --
EQ/Capital Guardian International .....     Class B 0.70%        $ 119.46                     1
EQ/Capital Guardian International .....     Class B 0.90%        $ 117.94                     4
EQ/Capital Guardian International .....     Class B 0.95%        $ 144.44                    49
EQ/Capital Guardian International .....     Class B 1.00%        $ 117.19                    --
EQ/Capital Guardian International .....     Class B 1.20%        $ 115.69                    97
EQ/Capital Guardian International .....     Class B 1.34%        $ 114.65                   436
EQ/Capital Guardian International .....     Class B 1.35%        $ 114.58                     1
EQ/Capital Guardian International .....     Class B 1.45%        $ 141.49                    --
EQ/Capital Guardian Research ..........     Class B 0.50%        $ 112.49                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 124.08                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 122.50                    14
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 122.10                    66
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 120.15                   147
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 119.08                 1,015
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 119.00                    14
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 118.23                     2
EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 115.93                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 119.58                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 118.06                    10
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 117.68                    76

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 117.30                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 115.80                   231
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 114.76                   684
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 114.69                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 113.95                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.50%        $ 104.56                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.70%        $ 104.42                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.90%        $ 104.28                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.95%        $ 104.25                    12
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.20%        $ 104.07                    10
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.34%        $ 103.98                    29
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.35%        $ 103.97                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.45%        $ 103.90                    --
EQ/Equity 500 Index ...................     Class A 0.70%        $ 138.41                    --
EQ/Equity 500 Index ...................     Class A 0.90%        $ 197.59                    23
EQ/Equity 500 Index ...................     Class A 1.00%        $ 222.36                    --
EQ/Equity 500 Index ...................     Class A 1.20%        $ 164.80                    --
EQ/Equity 500 Index ...................     Class A 1.34%        $ 272.79                 3,219
EQ/Equity 500 Index ...................     Class A 1.35%        $ 272.46                    85
EQ/Equity 500 Index ...................     Class A 1.45%        $ 103.47                    12
EQ/Equity 500 Index ...................     Class B 0.50%        $  90.23                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $ 138.41                     5
EQ/Equity 500 Index ...................     Class B 0.70%        $  92.14                     4
EQ/Equity 500 Index ...................     Class B 0.90%        $ 107.63                    12
EQ/Equity 500 Index ...................     Class B 0.95%        $  90.68                   220
EQ/Equity 500 Index ...................     Class B 1.20%        $ 103.49                   666
EQ/Evergreen International Bond .......     Class B 0.50%        $  97.69                    --
EQ/Evergreen International Bond .......     Class B 0.70%        $  97.65                    --
EQ/Evergreen International Bond .......     Class B 0.90%        $  97.60                    --
EQ/Evergreen International Bond .......     Class B 0.95%        $  97.59                     1
EQ/Evergreen International Bond .......     Class B 1.00%        $  97.58                    --
EQ/Evergreen International Bond .......     Class B 1.20%        $  97.53                    --
EQ/Evergreen International Bond .......     Class B 1.34%        $  97.50                     4
EQ/Evergreen International Bond .......     Class B 1.35%        $  97.49                    --
EQ/Evergreen International Bond .......     Class B 1.45%        $  97.47                    --
EQ/Evergreen Omega ....................     Class B 0.50%        $  85.83                    --
EQ/Evergreen Omega ....................     Class B 0.70%        $  87.69                    --
EQ/Evergreen Omega ....................     Class B 0.90%        $  86.57                     2
EQ/Evergreen Omega ....................     Class B 0.95%        $  86.29                    37
EQ/Evergreen Omega ....................     Class B 1.00%        $  86.02                    --
EQ/Evergreen Omega ....................     Class B 1.20%        $  84.92                    44
EQ/Evergreen Omega ....................     Class B 1.34%        $  84.15                   204
EQ/Evergreen Omega ....................     Class B 1.35%        $  84.10                     1
EQ/Evergreen Omega ....................     Class B 1.45%        $  83.56                    --
EQ/FI Mid Cap .........................     Class B 0.50%        $ 125.23                    --
EQ/FI Mid Cap .........................     Class B 0.70%        $ 121.04                     2
EQ/FI Mid Cap .........................     Class B 0.90%        $ 119.75                    15
EQ/FI Mid Cap .........................     Class B 0.95%        $ 119.43                   198
EQ/FI Mid Cap .........................     Class B 1.00%        $ 119.11                    --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/FI Mid Cap .........................     Class B 1.20%        $ 117.83                   468
EQ/FI Mid Cap .........................     Class B 1.34%        $ 116.94                 1,577
EQ/FI Mid Cap .........................     Class B 1.35%        $ 116.88                     5
EQ/FI Mid Cap .........................     Class B 1.45%        $ 116.25                     1
EQ/FI Mid Cap Value ...................     Class B 0.50%        $ 164.04                    --
EQ/FI Mid Cap Value ...................     Class B 0.70%        $ 131.69                     1
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 129.72                    15
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 160.54                     5
EQ/FI Mid Cap Value ...................     Class B 0.95%        $ 163.36                   181
EQ/FI Mid Cap Value ...................     Class B 1.00%        $ 128.75                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 126.82                   377
EQ/FI Mid Cap Value ...................     Class B 1.34%        $ 158.32                 2,279
EQ/FI Mid Cap Value ...................     Class B 1.35%        $ 125.38                    40
EQ/FI Mid Cap Value ...................     Class B 1.45%        $ 124.06                     2
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.50%        $ 105.64                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.70%        $ 105.50                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.90%        $ 105.35                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.95%        $ 105.32                     3
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.20%        $ 105.14                     5
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.34%        $ 105.04                    16
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.35%        $ 105.04                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.45%        $ 104.97                    --
EQ/GAMCO Small Company Value ..........     Class B 0.50%        $ 117.75                    --
EQ/GAMCO Small Company Value ..........     Class B 0.70%        $ 117.46                    --
EQ/GAMCO Small Company Value ..........     Class B 0.90%        $ 117.17                     1
EQ/GAMCO Small Company Value ..........     Class B 0.95%        $ 117.10                    26
EQ/GAMCO Small Company Value ..........     Class B 1.20%        $ 116.74                    62
EQ/GAMCO Small Company Value ..........     Class B 1.34%        $ 116.54                   251
EQ/GAMCO Small Company Value ..........     Class B 1.35%        $ 116.53                     1
EQ/GAMCO Small Company Value ..........     Class B 1.45%        $ 116.38                    --
EQ/International Growth ...............     Class B 0.50%        $ 115.64                    --
EQ/International Growth ...............     Class B 0.70%        $ 115.49                    --
EQ/International Growth ...............     Class B 0.90%        $ 115.34                    --
EQ/International Growth ...............     Class B 0.95%        $ 115.30                     2
EQ/International Growth ...............     Class B 1.20%        $ 115.10                     4
EQ/International Growth ...............     Class B 1.34%        $ 115.00                    13
EQ/International Growth ...............     Class B 1.35%        $ 114.99                    --
EQ/International Growth ...............     Class B 1.45%        $ 114.91                    --
EQ/Janus Large Cap Growth .............     Class B 0.50%        $  71.12                    --
EQ/Janus Large Cap Growth .............     Class B 0.70%        $  66.03                     4
EQ/Janus Large Cap Growth .............     Class B 0.90%        $  65.32                     3
EQ/Janus Large Cap Growth .............     Class B 0.95%        $  65.15                    95
EQ/Janus Large Cap Growth .............     Class B 1.00%        $  64.97                    --
EQ/Janus Large Cap Growth .............     Class B 1.20%        $  64.28                   225
EQ/Janus Large Cap Growth .............     Class B 1.34%        $  63.79                   814
EQ/Janus Large Cap Growth .............     Class B 1.35%        $  63.76                     3
EQ/Janus Large Cap Growth .............     Class B 1.45%        $  63.41                    --
EQ/JPMorgan Core Bond .................     Class B 0.50%        $ 117.03                    --
EQ/JPMorgan Core Bond .................     Class B 0.70%        $ 116.07                     1
EQ/JPMorgan Core Bond .................     Class B 0.90%        $ 115.13                     3
EQ/JPMorgan Core Bond .................     Class B 0.95%        $ 114.89                   180

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/JPMorgan Core Bond .................     Class B 1.00%        $ 114.65                   --
EQ/JPMorgan Core Bond .................     Class B 1.20%        $ 113.71                  130
EQ/JPMorgan Core Bond .................     Class B 1.34%        $ 113.06                  575
EQ/JPMorgan Core Bond .................     Class B 1.35%        $ 113.01                    2
EQ/JPMorgan Core Bond .................     Class B 1.45%        $ 112.55                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.50%        $ 112.39                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.70%        $ 112.65                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 110.96                    5
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 109.75                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.95%        $ 102.75                   22
EQ/JPMorgan Value Opportunities .......     Class B 1.00%        $ 110.13                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 108.48                   39
EQ/JPMorgan Value Opportunities .......     Class B 1.34%        $ 135.43                  382
EQ/JPMorgan Value Opportunities .......     Class B 1.35%        $ 107.25                   16
EQ/JPMorgan Value Opportunities .......     Class B 1.45%        $ 105.33                    1
EQ/Lazard Small Cap Value .............     Class B 0.50%        $ 180.45                   --
EQ/Lazard Small Cap Value .............     Class B 0.70%        $ 189.39                   --
EQ/Lazard Small Cap Value .............     Class B 0.90%        $ 186.98                    9
EQ/Lazard Small Cap Value .............     Class B 0.95%        $ 147.08                   95
EQ/Lazard Small Cap Value .............     Class B 1.00%        $ 185.79                   --
EQ/Lazard Small Cap Value .............     Class B 1.20%        $ 183.41                  120
EQ/Lazard Small Cap Value .............     Class B 1.34%        $ 181.76                  739
EQ/Lazard Small Cap Value .............     Class B 1.35%        $ 181.65                   10
EQ/Lazard Small Cap Value .............     Class B 1.45%        $ 141.51                   --
EQ/Legg Mason Value Equity ............     Class B 0.50%        $ 106.62                   --
EQ/Legg Mason Value Equity ............     Class B 0.70%        $ 106.57                   --
EQ/Legg Mason Value Equity ............     Class B 0.90%        $ 106.52                   --
EQ/Legg Mason Value Equity ............     Class B 0.95%        $ 106.50                    1
EQ/Legg Mason Value Equity ............     Class B 1.00%        $ 106.49                   --
EQ/Legg Mason Value Equity ............     Class B 1.20%        $ 106.44                    6
EQ/Legg Mason Value Equity ............     Class B 1.34%        $ 106.40                   13
EQ/Legg Mason Value Equity ............     Class B 1.35%        $ 106.40                   --
EQ/Legg Mason Value Equity ............     Class B 1.45%        $ 106.38                   --
EQ/Long Term Bond .....................     Class B 0.50%        $ 100.56                   --
EQ/Long Term Bond .....................     Class B 0.70%        $ 100.42                   --
EQ/Long Term Bond .....................     Class B 0.90%        $ 100.29                   --
EQ/Long Term Bond .....................     Class B 0.95%        $ 100.26                   13
EQ/Long Term Bond .....................     Class B 1.00%        $ 100.22                   --
EQ/Long Term Bond .....................     Class B 1.20%        $ 100.09                   21
EQ/Long Term Bond .....................     Class B 1.34%        $  99.99                   71
EQ/Long Term Bond .....................     Class B 1.35%        $  99.99                   --
EQ/Long Term Bond .....................     Class B 1.45%        $  99.92                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.50%        $ 106.59                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.70%        $ 106.44                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.90%        $ 106.30                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.95%        $ 106.27                    2
EQ/Lord Abbett Growth and Income ......     Class B 1.00%        $ 106.23                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.20%        $ 106.09                    3
EQ/Lord Abbett Growth and Income ......     Class B 1.34%        $ 105.99                   11
EQ/Lord Abbett Growth and Income ......     Class B 1.35%        $ 105.98                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.45%        $ 105.91                   --

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lord Abbett Large Cap Core .........     Class B 0.50%        $ 106.21                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.70%        $ 106.07                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.90%        $ 105.93                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.95%        $ 105.89                     3
EQ/Lord Abbett Large Cap Core .........     Class B 1.00%        $ 105.86                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.20%        $ 105.72                     2
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 105.62                    13
EQ/Lord Abbett Large Cap Core .........     Class B 1.35%        $ 105.61                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.45%        $  91.36                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.50%        $ 112.11                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.70%        $ 111.96                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.90%        $ 111.82                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.95%        $ 111.78                    13
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.00%        $ 111.74                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.20%        $ 111.59                    14
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.34%        $ 111.49                    67
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.35%        $ 111.48                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.45%        $ 111.40                    --
EQ/Marsico Focus ......................     Class B 0.50%        $ 147.58                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 146.32                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 145.08                    11
EQ/Marsico Focus ......................     Class B 0.95%        $ 144.77                   180
EQ/Marsico Focus ......................     Class B 1.00%        $ 144.46                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 143.22                   241
EQ/Marsico Focus ......................     Class B 1.34%        $ 142.37                 1,217
EQ/Marsico Focus ......................     Class B 1.35%        $ 142.31                     6
EQ/Marsico Focus ......................     Class B 1.45%        $ 141.69                    --
EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 130.65                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 164.45                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 161.99                     9
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 158.27                     4
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 134.83                   168
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 160.78                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 158.36                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 157.16                   294
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 202.92                 1,330
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 156.58                    19
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 154.23                     2
EQ/Mercury International Value ........     Class B 0.50%        $ 106.30                    --
EQ/Mercury International Value ........     Class B 0.70%        $ 130.47                     2
EQ/Mercury International Value ........     Class B 0.90%        $ 128.80                    10
EQ/Mercury International Value ........     Class B 0.95%        $ 128.39                   159
EQ/Mercury International Value ........     Class B 1.00%        $ 127.98                    --
EQ/Mercury International Value ........     Class B 1.20%        $ 126.34                   197
EQ/Mercury International Value ........     Class B 1.34%        $ 125.21                 1,260
EQ/Mercury International Value ........     Class B 1.35%        $ 125.13                    17
EQ/Mercury International Value ........     Class B 1.45%        $ 136.12                     1
EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  56.29                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $  99.73                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  98.24                    25
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  87.96                     5

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  83.12                   124
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $  97.50                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  92.23                   215
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 142.04                 2,130
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $  94.95                    55
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  90.50                     9
EQ/MFS Investors Trust ................     Class B 0.50%        $  91.93                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $  96.43                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $  95.21                     2
EQ/MFS Investors Trust ................     Class B 0.95%        $  94.90                    16
EQ/MFS Investors Trust ................     Class B 1.00%        $  94.60                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $  93.39                    31
EQ/MFS Investors Trust ................     Class B 1.34%        $  92.55                   132
EQ/MFS Investors Trust ................     Class B 1.35%        $  92.49                    --
EQ/MFS Investors Trust ................     Class B 1.45%        $  91.89                    --
EQ/Money Market .......................     Class A 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class A 0.74%        $ 132.05                    --
EQ/Money Market .......................     Class A 0.74%        $  43.38                    79
EQ/Money Market .......................     Class A 0.90%        $ 130.47                    19
EQ/Money Market .......................     Class A 1.20%        $ 123.17                    --
EQ/Money Market .......................     Class A 1.35%        $ 135.29                    63
EQ/Money Market .......................     Class A 1.35%        $ 134.65                   166
EQ/Money Market .......................     Class A 1.45%        $ 113.11                    --
EQ/Money Market .......................     Class A 1.49%        $  34.19                 1,383
EQ/Money Market .......................     Class B 0.50%        $ 107.81                    --
EQ/Money Market .......................     Class B 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class B 0.70%        $ 112.56                    --
EQ/Money Market .......................     Class B 0.90%        $ 115.83                     1
EQ/Money Market .......................     Class B 0.90%        $ 104.78                     1
EQ/Money Market .......................     Class B 0.95%        $ 110.78                   159
EQ/Money Market .......................     Class B 1.20%        $ 113.12                    68
EQ/Montag & Caldwell Growth ...........     Class B 0.50%        $ 109.97                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.70%        $ 109.70                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.90%        $ 109.43                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.95%        $ 109.36                     3
EQ/Montag & Caldwell Growth ...........     Class B 1.00%        $ 109.30                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.20%        $ 109.03                     6
EQ/Montag & Caldwell Growth ...........     Class B 1.34%        $ 108.84                    17
EQ/Montag & Caldwell Growth ...........     Class B 1.35%        $ 108.83                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.45%        $ 108.69                    --
EQ/PIMCO Real Return ..................     Class B 0.50%        $  99.91                    --
EQ/PIMCO Real Return ..................     Class B 0.70%        $  99.78                    --
EQ/PIMCO Real Return ..................     Class B 0.90%        $  99.64                    --
EQ/PIMCO Real Return ..................     Class B 0.95%        $  99.61                    32
EQ/PIMCO Real Return ..................     Class B 1.00%        $  99.58                    --
EQ/PIMCO Real Return ..................     Class B 1.20%        $  99.44                    35
EQ/PIMCO Real Return ..................     Class B 1.34%        $  99.35                    82
EQ/PIMCO Real Return ..................     Class B 1.35%        $  99.34                    --
EQ/PIMCO Real Return ..................     Class B 1.45%        $  99.28                    --
EQ/Short Duration Bond ................     Class B 0.50%        $ 100.36                    --
EQ/Short Duration Bond ................     Class B 0.70%        $ 100.23                    --
EQ/Short Duration Bond ................     Class B 0.90%        $ 100.09                    --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                          Contract charges   Unit Fair Value   Units Outstanding (000's)
                                         ------------------ ----------------- --------------------------
EQ/Short Duration Bond ...............     Class B 0.95%        $ 100.06                     6
EQ/Short Duration Bond ...............     Class B 1.00%        $ 100.03                    --
EQ/Short Duration Bond ...............     Class B 1.20%        $  99.89                     3
EQ/Short Duration Bond ...............     Class B 1.34%        $  99.80                    13
EQ/Short Duration Bond ...............     Class B 1.35%        $  99.79                    --
EQ/Short Duration Bond ...............     Class B 1.45%        $  99.72                    --
EQ/Small Company Index ...............     Class B 0.50%        $ 145.04                    --
EQ/Small Company Index ...............     Class B 0.70%        $ 143.86                     2
EQ/Small Company Index ...............     Class B 0.90%        $ 142.68                     5
EQ/Small Company Index ...............     Class B 0.95%        $ 142.39                    43
EQ/Small Company Index ...............     Class B 1.00%        $ 142.10                    --
EQ/Small Company Index ...............     Class B 1.20%        $ 140.93                   133
EQ/Small Company Index ...............     Class B 1.34%        $ 140.12                   537
EQ/Small Company Index ...............     Class B 1.35%        $ 140.06                     3
EQ/Small Company Index ...............     Class B 1.45%        $ 139.49                    --
EQ/TCW Equity ........................     Class B 0.50%        $ 115.29                    --
EQ/TCW Equity ........................     Class B 0.70%        $ 115.01                    --
EQ/TCW Equity ........................     Class B 0.90%        $ 114.73                    --
EQ/TCW Equity ........................     Class B 0.95%        $ 114.66                     8
EQ/TCW Equity ........................     Class B 1.00%        $ 114.49                    --
EQ/TCW Equity ........................     Class B 1.20%        $ 114.31                    26
EQ/TCW Equity ........................     Class B 1.34%        $ 114.11                    36
EQ/TCW Equity ........................     Class B 1.35%        $ 114.10                    --
EQ/TCW Equity ........................     Class B 1.45%        $ 113.95                    --
EQ/UBS Growth and Income .............     Class B 0.50%        $ 118.70                    --
EQ/UBS Growth and Income .............     Class B 0.70%        $ 118.41                    --
EQ/UBS Growth and Income .............     Class B 0.90%        $ 118.12                    --
EQ/UBS Growth and Income .............     Class B 0.95%        $ 118.05                     5
EQ/UBS Growth and Income .............     Class B 1.00%        $ 117.97                    --
EQ/UBS Growth and Income .............     Class B 1.20%        $ 117.68                    21
EQ/UBS Growth and Income .............     Class B 1.34%        $ 117.48                    41
EQ/UBS Growth and Income .............     Class B 1.35%        $ 117.46                    --
EQ/UBS Growth and Income .............     Class B 1.45%        $ 117.32                    --
EQ/Van Kampen Comstock ...............     Class B 0.50%        $ 104.88                    --
EQ/Van Kampen Comstock ...............     Class B 0.70%        $ 104.74                    --
EQ/Van Kampen Comstock ...............     Class B 0.90%        $ 104.60                    --
EQ/Van Kampen Comstock ...............     Class B 0.95%        $ 104.56                     8
EQ/Van Kampen Comstock ...............     Class B 1.00%        $ 104.53                    --
EQ/Van Kampen Comstock ...............     Class B 1.20%        $ 104.39                     9
EQ/Van Kampen Comstock ...............     Class B 1.34%        $ 104.29                    47
EQ/Van Kampen Comstock ...............     Class B 1.35%        $ 104.28                    --
EQ/Van Kampen Comstock ...............     Class B 1.45%        $ 104.21                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.50%        $ 178.13                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.70%        $ 220.86                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 217.56                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 258.05                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.95%        $ 191.11                    92
EQ/Van Kampen Emerging Markets Equity      Class B 1.00%        $ 215.93                    --
EQ/Van Kampen Emerging Markets Equity      Class B 1.20%        $ 200.85                   144
EQ/Van Kampen Emerging Markets Equity      Class B 1.34%        $ 139.53                 1,420

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                     Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                    ------------------ ----------------- --------------------------
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.34%        $ 225.55                    4
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.35%        $ 210.28                   18
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.45%        $ 197.09                    1
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.50%        $ 124.44                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.70%        $ 124.27                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.11                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.07                    3
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.95%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.00%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.20%        $ 123.86                    4
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.34%        $ 123.74                   32
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.35%        $ 123.73                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.45%        $ 123.65                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.50%        $ 119.72                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.70%        $ 119.56                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.90%        $ 119.40                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.95%        $ 119.36                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.00%        $ 119.32                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.20%        $ 119.16                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.34%        $ 119.05                    3
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.35%        $ 119.04                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.45%        $ 118.96                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.50%        $ 109.94                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.70%        $ 108.82                    1
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.90%        $ 108.95                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.95%        $ 108.82                    9
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.00%        $ 108.70                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.20%        $ 108.21                   13
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.34%        $ 107.86                   54
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.35%        $ 107.84                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.45%        $ 107.59                   --
U.S. Real Estate -- Class II ....................     Class B 0.50%        $ 168.35                   --
U.S. Real Estate -- Class II ....................     Class B 0.70%        $ 167.59                    1
U.S. Real Estate -- Class II ....................     Class B 0.90%        $ 166.84                    3
U.S. Real Estate -- Class II ....................     Class B 0.95%        $ 166.65                   41
U.S. Real Estate -- Class II ....................     Class B 1.00%        $ 166.46                   --
U.S. Real Estate -- Class II ....................     Class B 1.20%        $ 165.70                   86
U.S. Real Estate -- Class II ....................     Class B 1.34%        $ 165.18                  435
U.S. Real Estate -- Class II ....................     Class B 1.35%        $ 165.14                    1
U.S. Real Estate -- Class II ....................     Class B 1.45%        $ 164.77                   --

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-
                                                      Allocation       Allocation       Plus Allocation
                                                   --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  764,084      $   385,019         $   689,764
 Expenses:
  Asset-based charges ............................       192,557          131,053             192,260
  Less: Reduction for expense limitation .........            --               --                  --
                                                      ----------      -----------         -----------
  Net Expenses ...................................       192,557          131,053             192,260
                                                      ----------      -----------         -----------
Net Investment Income (Loss) .....................       571,527          253,966             497,504
                                                      ----------      -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       605,763          126,814             230,517
  Realized gain distribution from The Trusts .....            --           24,208              51,505
                                                      ----------      -----------         -----------
 Net realized gain (loss) ........................       605,763          151,022             282,022
                                                      ----------      -----------         -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       281,891         (242,871)           (324,896)
                                                      ----------      -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       887,654          (91,849)            (42,874)
                                                      ----------      -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,459,181      $   162,117         $   454,630
                                                      ==========      ===========         ===========



                                                    AXA Moderate    AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Plus Allocation   Aggressive Equity      Core Bond
                                                   -------------- ----------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 42,413,327      $3,067,369                  --      $   2,345,674
 Expenses:
  Asset-based charges ............................    23,674,219         751,978          13,647,436            841,992
  Less: Reduction for expense limitation .........    (6,507,669)             --          (2,989,113)                --
                                                    ------------      ----------          ----------      -------------
  Net Expenses ...................................    17,166,551         751,978          10,658,324            841,992
                                                    ------------      ----------          ----------      -------------
Net Investment Income (Loss) .....................    25,246,776       2,315,391         (10,658,324)         1,503,682
                                                    ------------      ----------         -----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    17,200,129         924,360         (33,806,813)           (88,672)
  Realized gain distribution from The Trusts .....            --              --                  --                 --
                                                    ------------      ----------         -----------      -------------
 Net realized gain (loss) ........................    17,200,129         924,360         (33,806,813)           (88,672)
                                                    ------------      ----------         -----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    21,156,626       1,385,403         113,069,007         (1,086,942)
                                                    ------------      ----------         -----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    38,356,755       2,309,763          79,262,194         (1,175,614)
                                                    ------------      ----------         -----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 63,603,531      $4,625,154      $   68,603,871      $     328,068
                                                    ============      ==========      ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,006,918       $ 13,412,764          $2,251,780
 Expenses:
  Asset-based charges ............................       480,720          2,183,226             687,011
  Less: Reduction for expense limitation .........            --                 --                  --
                                                      ----------       ------------          ----------
  Net Expenses ...................................       480,720          2,183,226             687,011
                                                      ----------       ------------          ----------
Net Investment Income (Loss) .....................       526,198         11,229,538           1,564,769
                                                      ----------       ------------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (73,854)          (348,211)          3,316,733
  Realized gain distribution from The Trusts .....     1,096,134                 --           2,121,777
                                                      ----------       ------------          ----------
 Net realized gain (loss) ........................     1,022,280           (348,211)          5,438,510
                                                      ----------       ------------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       784,518         (7,591,995)            817,466
                                                      ----------       ------------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,806,798         (7,940,206)          6,255,976
                                                      ----------       ------------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,332,996       $  3,289,332          $7,820,745
                                                      ==========       ============          ==========



                                                    AXA Premier VIP  AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap        Large Cap         Large Cap          Mid Cap
                                                      Core Equity         Growth            Value             Growth
                                                   ---------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  184,099               --       $   1,249,713     $   1,236,856
 Expenses:
  Asset-based charges ............................       238,295          437,520             504,999           922,691
  Less: Reduction for expense limitation .........            --               --                  --                --
                                                      ----------          -------       -------------     -------------
  Net Expenses ...................................       238,295          437,520             504,999           922,691
                                                      ----------          -------       -------------     -------------
Net Investment Income (Loss) .....................       (54,196)        (437,520)            744,714           314,165
                                                      ----------         --------       -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,539,177        1,379,468           1,893,238         4,318,341
  Realized gain distribution from The Trusts .....       376,956               --           1,006,521         8,921,589
                                                      ----------        ---------       -------------     -------------
 Net realized gain (loss) ........................     1,916,133        1,379,468           2,899,759        13,239,930
                                                      ----------        ---------       -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments .................      (683,093)       1,313,405          (1,294,817)       (8,252,546)
                                                      ----------        ---------       -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,233,040        2,692,873           1,604,942         4,987,384
                                                      ----------        ---------       -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,178,844       $2,255,353       $   2,349,656     $   5,301,549
                                                      ==========       ==========       =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP
                                                        Mid Cap       AXA Premier VIP     EQ/Alliance
                                                         Value           Technology      Common Stock
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    4,618,677     $          --    $  46,093,940
 Expenses:
  Asset-based charges ............................         856,364         1,376,573       63,365,091
  Less: Reduction for expense limitation .........              --                --       (8,267,847)
                                                    --------------     -------------    -------------
  Net Expenses ...................................         856,364         1,376,573       55,097,243
                                                    --------------     -------------    -------------
Net Investment Income (Loss) .....................       3,762,313        (1,376,573)      (9,003,303)
                                                    --------------     -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,171,868         5,452,891      (37,455,125)
  Realized gain distribution from The Trusts .....      10,061,101                --               --
                                                    --------------     -------------    -------------
 Net realized gain (loss) ........................      16,232,969         5,452,891      (37,455,125)
                                                    --------------     -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (16,076,892)        5,694,255      175,317,492
                                                    --------------     -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         156,077        11,147,146      137,862,367
                                                    --------------     -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    3,918,390     $   9,770,573    $ 128,859,064
                                                    ==============     =============    =============



                                                                      EQ/Alliance
                                                      EQ/Alliance     Intermediate                    EQ/Alliance
                                                      Growth and       Government     EQ/Alliance      Large Cap
                                                        Income         Securities    International       Growth
                                                   ---------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   13,472,957   $   5,102,438    $11,774,885    $         --
 Expenses:
  Asset-based charges ............................      14,373,383       1,849,609      8,886,171       1,923,340
  Less: Reduction for expense limitation .........              --          (8,525)            --              --
                                                    --------------   -------------    -----------    ------------
  Net Expenses ...................................      14,373,383       1,841,084      8,886,171       1,923,340
                                                    --------------   -------------    -----------    ------------
Net Investment Income (Loss) .....................        (900,426)      3,261,354      2,888,714      (1,923,340)
                                                    --------------   -------------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      28,195,887      (1,030,160)    47,600,861      (1,998,688)
  Realized gain distribution from The Trusts .....      32,948,030              --             --              --
                                                    --------------   -------------    -----------    ------------
 Net realized gain (loss) ........................      61,143,917      (1,030,160)    47,600,861      (1,998,688)
                                                    --------------   -------------    -----------    ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (13,424,472)     (2,002,479)    40,900,846      22,548,456
                                                    --------------   -------------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      47,719,445      (3,032,639)    88,501,707      20,549,768
                                                    --------------   -------------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   46,819,019   $     228,715    $91,390,421    $ 18,626,429
                                                    ==============   =============    ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/Alliance
                                                     EQ/Alliance      Small Cap           EQ/Ariel
                                                     Quality Bond       Growth      Appreciation II (b)
                                                   --------------- --------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,381,049   $         --          $  759
 Expenses:
  Asset-based charges ............................      2,094,768      4,539,780             521
  Less: Reduction for expense limitation .........             --             --              --
                                                    -------------   ------------          ------
  Net Expenses ...................................      2,094,768      4,539,780             521
                                                    -------------   ------------          ------
Net Investment Income (Loss) .....................      4,286,281     (4,539,780)            238
                                                    -------------   ------------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        487,086     14,882,646              59
  Realized gain distribution from The Trusts .....             --             --              --
                                                    -------------   ------------          ------
 Net realized gain (loss) ........................        487,086     14,882,646              59
                                                    -------------   ------------          ------
  Change in unrealized appreciation
   (depreciation) of investments .................     (3,294,810)    24,371,988            (814)
                                                    -------------   ------------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,807,724)    39,254,634            (755)
                                                    -------------   ------------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,478,557   $ 34,714,854          $ (517)
                                                    =============   ============          ======



                                                    EQ/Bear Stearns                                             EQ/Calvert
                                                     Small Company       EQ/Bernstein     EQ/Boston Advisors     Socially
                                                       Growth (a)     Diversified Value      Equity Income      Responsible
                                                   ----------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $228,892        $  4,140,334          $  452,470        $       --
 Expenses:
  Asset-based charges ............................        90,214           4,491,778             278,607           153,557
  Less: Reduction for expense limitation .........            --                  --                  --                --
                                                        --------        ------------          ----------        ----------
  Net Expenses ...................................        90,214           4,491,778             278,607           153,557
                                                        --------        ------------          ----------        ----------
Net Investment Income (Loss) .....................       138,678            (351,444)            173,863          (153,557)
                                                        --------        ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       206,605          11,170,947             280,164           251,869
  Realized gain distribution from The Trusts .....            --           7,446,102                  --           514,171
                                                        --------        ------------          ----------        ----------
 Net realized gain (loss) ........................       206,605          18,617,049             280,164           766,040
                                                        --------        ------------          ----------        ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       219,362          (3,915,633)            767,174           482,643
                                                        --------        ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       425,967          14,701,416           1,047,338         1,248,683
                                                        --------        ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $564,645        $ 14,349,972          $1,221,201        $1,095,126
                                                        ========        ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Capital    EQ/Capital
                                                     Guardian      Guardian         EQ/Capital
                                                      Growth    International   Guardian Research
                                                   ----------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  12,221     $  881,270      $     818,009
 Expenses:
  Asset-based charges ............................     72,564        680,368          1,952,736
  Less: Reduction for expense limitation .........         --             --                 --
                                                    ---------     ----------      -------------
  Net Expenses ...................................     72,564        680,368          1,952,736
                                                    ---------     ----------      -------------
Net Investment Income (Loss) .....................    (60,343)       200,902         (1,134,727)
                                                    ---------     ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    216,632      3,330,804          8,909,482
  Realized gain distribution from The Trusts .....         --         75,889                 --
                                                    ---------     ----------      -------------
 Net realized gain (loss) ........................    216,632      3,406,693          8,909,482
                                                    ---------     ----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    171,278      5,293,529         (1,079,011)
                                                    ---------     ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    387,910      8,700,222          7,830,471
                                                    ---------     ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 327,567     $8,901,124      $   6,695,744
                                                    =========     ==========      =============



                                                      EQ/Capital    EQ/Caywood-Scholl                  EQ/Evergreen
                                                       Guardian         High Yield        EQ/Equity    International
                                                     U.S. Equity         Bond (a)         500 Index      Bond (b)
                                                   --------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     589,006      $   274,281      $ 15,457,531     $    --
 Expenses:
  Asset-based charges ............................      1,370,393           17,633        13,285,255         547
  Less: Reduction for expense limitation .........             --               --                --          --
                                                    -------------      -----------      ------------     -------
  Net Expenses ...................................      1,370,393           17,633        13,285,255         547
                                                    -------------      -----------      ------------     -------
Net Investment Income (Loss) .....................       (781,387)         256,648         2,172,276        (547)
                                                    -------------      -----------      ------------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,048,228            8,101        15,134,884        (541)
  Realized gain distribution from The Trusts .....      5,636,133               --        17,961,189          --
                                                    -------------      -----------      ------------     -------
 Net realized gain (loss) ........................     12,684,361            8,101        33,096,073        (541)
                                                    -------------      -----------      ------------     -------
  Change in unrealized appreciation
   (depreciation) of investments .................     (6,726,764)        (225,977)       (3,428,705)      1,608
                                                    -------------      -----------      ------------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,957,597         (217,876)       29,667,368       1,067
                                                    -------------      -----------      ------------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   5,176,210      $    38,772      $ 31,839,644     $   520
                                                    =============      ===========      ============     =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega          Mid Cap       Mid Cap Value
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     8,594    $   18,552,700   $   19,415,982
 Expenses:
  Asset-based charges ............................      301,122         3,031,446        5,279,570
  Less: Reduction for expense limitation .........           --                --               --
                                                    -----------    --------------   --------------
  Net Expenses ...................................      301,122         3,031,446        5,279,570
                                                    -----------    --------------   --------------
Net Investment Income (Loss) .....................     (292,528)       15,521,254       14,136,412
                                                    -----------    --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      535,917        15,041,264       22,321,349
  Realized gain distribution from The Trusts .....      723,569        15,537,685       26,907,194
                                                    -----------    --------------   --------------
 Net realized gain (loss) ........................    1,259,486        30,578,949       49,228,543
                                                    -----------    --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (353,308)      (32,776,414)     (23,814,334)
                                                    -----------    --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      906,178        (2,197,465)      25,414,209
                                                    -----------    --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   613,650    $   13,323,789   $   39,550,621
                                                    ===========    ==============   ==============



                                                        EQ/GAMCO          EQ/GAMCO                          EQ/Janus
                                                       Mergers and     Small Company   EQ/International    Large Cap
                                                    Acquisitions (a)     Value (a)        Growth (a)         Growth
                                                   ------------------ --------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   44,842      $     249,127       $ 12,332       $    1,155
 Expenses:
  Asset-based charges ............................          9,860            338,325          6,109          894,611
  Less: Reduction for expense limitation .........             --                 --             --               --
                                                       ----------      -------------       --------       ----------
  Net Expenses ...................................          9,860            338,325          6,109          894,611
                                                       ----------      -------------       --------       ----------
Net Investment Income (Loss) .....................         34,982            (89,198)         6,223         (893,456)
                                                       ----------      -------------       --------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          5,417            297,850         39,083        2,319,253
  Realized gain distribution from The Trusts .....          5,406          2,444,388             --               --
                                                       ----------      -------------       --------       ----------
 Net realized gain (loss) ........................         10,823          2,742,238         39,083        2,319,253
                                                       ----------      -------------       --------       ----------
  Change in unrealized appreciation
   (depreciation) of investments .................        (19,796)        (1,552,859)        58,881        2,604,569
                                                       ----------      -------------       --------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (8,973)         1,189,379         97,964        4,923,822
                                                       ----------      -------------       --------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   26,009      $   1,100,181       $104,187       $4,030,366
                                                       ==========      =============       ========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/JPMorgan       EQ/Lazard
                                                     EQ/JPMorgan        Value          Small Cap
                                                      Core Bond     Opportunities        Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,402,022     $  933,149    $    7,388,163
 Expenses:
  Asset-based charges ............................      1,083,003        805,683         2,059,263
  Less: Reduction for expense limitation .........             --             --                --
                                                    -------------     ----------    --------------
  The Trusts shares held Net Expenses ............      1,083,003        805,683         2,059,263
                                                    -------------     ----------    --------------
Net Investment Income (Loss) .....................      2,319,019        127,466         5,328,900
                                                    -------------     ----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (340,061)       919,443         7,132,057
  Realized gain distribution from The Trusts .....             --             --         7,881,567
                                                    -------------     ----------    --------------
 Net realized gain (loss) ........................       (340,061)       919,443        15,013,624
                                                    -------------     ----------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (1,183,653)       481,216       (14,340,866)
                                                    -------------     ----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,523,714)     1,400,659           672,758
                                                    -------------     ----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     795,305     $1,528,125    $    6,001,658
                                                    =============     ==========    ==============



                                                                                       EQ/Lord Abbett   EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and        Large Cap
                                                    Value Equity (b)   Term Bond (a)     Income (a)        Core (a)
                                                   ------------------ --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     605        $  187,521         $ 8,862         $  6,265
 Expenses:
  Asset-based charges ............................         2,370            41,856           5,623            8,067
  Less: Reduction for expense limitation .........            --                --              --               --
                                                       ---------        ----------         -------         --------
  The Trusts shares held Net Expenses ............         2,370            41,856           5,623            8,067
                                                       ---------        ----------         -------         --------
Net Investment Income (Loss) .....................        (1,765)          145,665           3,239           (1,802)
                                                       ---------        ----------         -------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         7,619           (40,929)          2,628            9,008
  Realized gain distribution from The Trusts .....            --            68,454              --               --
                                                       ---------        ----------         -------         --------
 Net realized gain (loss) ........................         7,619            27,525           2,628            9,008
                                                       ---------        ----------         -------         --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,785)         (189,959)         39,932           37,886
                                                       ---------        ----------         -------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,834          (162,434)         42,560           46,894
                                                       ---------        ----------         -------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   3,069        $  (16,769)        $45,799         $ 45,092
                                                       =========        ==========         =======         ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Lord Abbett                    EQ/Mercury
                                                       Mid Cap        EQ/Marsico      Basic Value
                                                      Value (a)         Focus           Equity
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 64,772     $         --    $    4,698,255
 Expenses:
  Asset-based charges ............................       42,732        2,786,191         4,442,659
  Less: Reduction for expense limitation .........           --               --                --
                                                       --------     ------------    --------------
  Net Expenses ...................................       42,732        2,786,191         4,442,659
                                                       --------     ------------    --------------
Net Investment Income (Loss) .....................       22,040       (2,786,191)          255,596
                                                       --------     ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       90,725        8,913,268        11,253,773
  Realized gain distribution from The Trusts .....           --        5,375,407        14,352,198
                                                       --------     ------------    --------------
 Net realized gain (loss) ........................       90,725       14,288,675        25,605,971
                                                       --------     ------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................      199,206        7,856,510       (20,439,649)
                                                       --------     ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      289,931       22,145,185         5,166,322
                                                       --------     ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $311,971     $ 19,358,994    $    5,421,918
                                                       ========     ============    ==============



                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 3,262,113     $         --       $    83,038     $3,204,552
 Expenses:
  Asset-based charges ............................     2,255,467        4,451,247           214,366      1,457,809
  Less: Reduction for expense limitation .........            --               --                --        (71,413)
                                                     -----------     ------------       -----------     ----------
  Net Expenses ...................................     2,255,467        4,451,247           214,366      1,386,396
                                                     -----------     ------------       -----------     ----------
Net Investment Income (Loss) .....................     1,006,646       (4,451,247)         (131,328)     1,818,156
                                                     -----------     ------------       -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    10,437,226       (5,441,925)          947,339       (287,750)
  Realized gain distribution from The Trusts .....            --               --                --             --
                                                     -----------     ------------       -----------     ----------
 Net realized gain (loss) ........................    10,437,226       (5,441,925)          947,339       (287,750)
                                                     -----------     ------------       -----------     ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,001,364       33,511,926           133,225        216,075
                                                     -----------     ------------       -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    16,438,590       28,070,001         1,080,564        (71,675)
                                                     -----------     ------------       -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,445,236     $ 23,618,754       $   949,236     $1,746,481
                                                     ===========     ============       ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        EQ/Montag &           EQ/PIMCO
                                                    Caldwell Growth (a)   Real Return (a)
                                                   --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    6,371          $  291,122
 Expenses:
  Asset-based charges ............................          18,108              57,613
  Less: Reduction for expense limitation .........              --                  --
                                                        ----------          ----------
  Net Expenses ...................................          18,108              57,613
                                                        ----------          ----------
Net Investment Income (Loss) .....................         (11,737)            233,509
                                                        ----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          19,881              (5,202)
  Realized gain distribution from The Trusts .....              --               8,933
                                                        ----------          ----------
 Net realized gain (loss) ........................          19,881               3,731
                                                        ----------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................          68,669            (278,278)
                                                        ----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          88,550            (274,547)
                                                        ----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   76,814          $  (41,038)
                                                        ==========          ==========



                                                                                                       EQ/UBS
                                                         EQ/Short          EQ/Small       EQ/TCW     Growth and   EQ/Van Kampen
                                                    Duration Bond (a)   Company Index   Equity (a)     Income     Comstock (a)
                                                   ------------------- --------------- ------------ ------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   21,199       $   1,094,726   $      --     $ 46,755      $ 48,876
 Expenses:
  Asset-based charges ............................          7,898           1,143,860      62,403       41,665        26,552
  Less: Reduction for expense limitation .........             --                  --          --           --            --
                                                       ----------       -------------   ---------     --------      --------
  Net Expenses ...................................          7,898           1,143,860      62,403       41,665        26,552
                                                       ----------       -------------   ---------     --------      --------
Net Investment Income (Loss) .....................         13,301             (49,134)    (62,403)       5,090        22,324
                                                       ----------       -------------   ---------     --------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             18           3,302,124     426,353       19,641         7,107
  Realized gain distribution from The Trusts .....              7           4,503,828          --           --            --
                                                       ----------       -------------   ---------     --------      --------
 Net realized gain (loss) ........................             25           7,805,952     426,353       19,641         7,107
                                                       ----------       -------------   ---------     --------      --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (13,194)         (4,517,705)    234,184      352,245       170,520
                                                       ----------       -------------   ---------     --------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (13,169)          3,288,247     660,537      371,886       177,627
                                                       ----------       -------------   ---------     --------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $      132       $   3,239,113   $ 598,134     $376,976      $199,951
                                                       ==========       =============   =========     ========      ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap
                                                         Equity          Growth (a)
                                                   ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  1,133,458       $      --
 Expenses:
  Asset-based charges ............................       2,407,063          15,509
  Less: Reduction for expense limitation .........              --              --
                                                      ------------       ---------
  Net Expenses ...................................       2,407,063          15,509
                                                      ------------       ---------
Net Investment Income (Loss) .....................      (1,273,605)        (15,509)
                                                      ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      29,848,642         267,812
  Realized gain distribution from The Trusts .....       7,954,817              --
                                                      ------------       ---------
 Net realized gain (loss) ........................      37,803,459         267,812
                                                      ------------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................      17,450,383          26,382
                                                      ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      55,253,842         294,194
                                                      ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 53,980,237       $ 278,685
                                                      ============       =========



                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value       U.S. Real Estate --
                                                       Small Cap     Long/Short Equity        Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   28,131         $      --           $ 2,761,164
 Expenses:
  Asset-based charges ............................         3,041            75,503               931,966
  Less: Reduction for expense limitation .........            --                --                    --
                                                      ----------         ---------           -----------
  Net Expenses ...................................         3,041            75,503               931,966
                                                      ----------         ---------           -----------
Net Investment Income (Loss) .....................        25,090           (75,503)            1,829,198
                                                      ----------         ---------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        41,676           135,572             5,851,541
  Realized gain distribution from The Trusts .....            58                --                    --
                                                      ----------         ---------           -----------
 Net realized gain (loss) ........................        41,734           135,572             5,851,541
                                                      ----------         ---------           -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       (20,590)           99,496             3,287,089
                                                      ----------         ---------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        21,144           235,068             9,138,630
                                                      ----------         ---------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   46,234         $ 159,565           $10,967,828
                                                      ==========         =========           ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Aggressive                AXA Conservative
                                                                 Allocation                     Allocation
                                                       ------------------------------ ------------------------------
                                                             2005           2004            2005           2004
                                                       --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    571,527     $   47,144    $    253,966     $  143,019
 Net realized gain (loss) on investments .............       605,763         15,371         151,022         60,388
 Change in unrealized appreciation (depreciation)
  of investments .....................................       281,891        657,028        (242,871)        62,737
                                                        ------------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................     1,459,181        719,543         162,117        266,144
                                                        ------------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,017,276      4,028,778       2,902,486      3,438,149
  Transfers between funds including guaranteed
   interest account, net .............................     5,980,010      3,944,320       2,183,814      3,877,419
  Transfers for contract benefit and terminations         (1,563,847)      (590,483)     (1,337,358)      (376,692)
  Contract maintenance charges .......................       (24,085)        (3,189)         (7,237)        (1,162)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    12,409,354      7,379,426       3,741,705      6,937,714
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        25,030         18,440          10,649         27,197
                                                        ------------     ----------    ------------     ----------
Increase (Decrease) in Net Assets ....................    13,893,566      8,117,409       3,914,472      7,231,055
Net Assets -- Beginning of Period ....................     9,121,821      1,004,412       8,171,898        940,843
                                                        ------------     ----------    ------------     ----------
Net Assets -- End of Period ..........................  $ 23,015,387     $9,121,821    $ 12,086,370     $8,171,898
                                                        ============     ==========    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              --             --
Units Redeemed .......................................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           161              9             191            111
Units Redeemed .......................................           (57)           (30)           (155)           (44)
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................           104             66              36             67
                                                        ------------     ----------    ------------     ----------



                                                             AXA Conservative-                    AXA Moderate
                                                              Plus Allocation                      Allocation
                                                       ------------------------------ -------------------------------------
                                                             2005           2004             2005               2004
                                                       --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    497,504     $  120,823     $   25,246,776     $   33,427,757
 Net realized gain (loss) on investments .............       282,022         37,488         17,200,129          7,046,530
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (324,895)       224,319         21,156,626         90,577,585
                                                        ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................       454,631        382,630         63,603,531        131,051,872
                                                        ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,392,110      4,459,191        112,033,807        103,508,519
  Transfers between funds including guaranteed
   interest account, net .............................     6,136,561      3,678,037        (33,256,783)       (25,987,008)
  Transfers for contract benefit and terminations         (1,478,006)      (510,536)      (200,846,413)      (185,017,490)
  Contract maintenance charges .......................       (14,361)        (2,137)        (1,221,087)        (1,261,540)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --            (66,473)          (368,897)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    11,036,304      7,624,555       (123,356,949)      (109,126,416)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,546         21,210          3,557,611          2,525,263
                                                        ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ....................    11,507,481      8,028,395        (56,195,809)        24,450,719
Net Assets -- Beginning of Period ....................     8,895,374        866,979      1,721,928,050      1,697,477,331
                                                        ------------     ----------     --------------     --------------
Net Assets -- End of Period ..........................  $ 20,402,855     $8,895,374     $1,665,732,241     $1,721,928,050
                                                        ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              2,436              2,393
Units Redeemed .......................................            --             --             (4,170)            (4,002)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................            --             --             (1,734)            (1,609)
                                                        ------------     ----------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           178             96                243                195
Units Redeemed .......................................           (78)           (25)              (160)              (112)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................           100             71                 83                 83
                                                        ------------     ----------     --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

FOR THE YEARS ENDED DECEMBER 31,



                                                                AXA Moderate-                      AXA Premier VIP
                                                               Plus Allocation                    Aggressive Equity
                                                       ------------------------------- ---------------------------------------
                                                             2005            2004              2005                2004
                                                       --------------- --------------- -------------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  2,315,391    $    367,855      $ (10,658,324)      $  (11,256,234)
 Net realized gain (loss) on investments .............       924,360         118,572        (33,806,813)         (54,857,961)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     1,385,403       1,891,153        113,069,008          180,034,854
                                                        ------------    ------------      -------------       --------------
 Net increase (decrease) in net assets from
  operations .........................................     4,625,154       2,377,580         68,603,871          113,920,659
                                                        ------------    ------------      -------------       --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    36,690,502      14,944,260         45,973,157           54,005,300
  Transfers between funds including guaranteed
   interest account, net .............................    21,827,556      14,662,364        (57,769,773)         (43,311,312)
  Transfers for contract benefit and terminations         (4,749,358)     (1,385,210)      (121,857,977)        (117,210,800)
  Contract maintenance charges .......................       (84,923)        (10,325)          (957,496)          (1,075,927)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --             63,975              (99,655)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    53,683,777      28,211,089       (134,548,114)        (107,692,394)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        12,413          20,657            493,206           (1,330,662)
                                                        ------------    ------------      -------------       --------------
Increase (Decrease) in Net Assets ....................    58,321,344      30,609,326        (65,451,037)           4,897,603
Net Assets -- Beginning of Period ....................    32,999,810       2,390,484      1,114,898,693        1,110,001,090
                                                        ------------    ------------      -------------       --------------
Net Assets -- End of Period ..........................  $ 91,321,154    $ 32,999,810      $1,049,447,656      $1,114,898,693
                                                        ============    ============      ==============      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              1,115                1,421
Units Redeemed .......................................            --              --             (2,835)              (2,891)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................            --              --             (1,718)              (1,470)
                                                        ------------    ------------      --------------      --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           553             295                 45                   65
Units Redeemed .......................................          (102)            (41)               (47)                 (47)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................           451             254                   (2)                18
                                                        ------------    ------------      ----------------    --------------



                                                               AXA Premier VIP                 AXA Premier VIP
                                                                  Core Bond                      Health Care
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  1,503,682    $  1,198,948    $    526,198    $    853,170
 Net realized gain (loss) on investments .............       (88,672)        570,239       1,022,280       4,368,609
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,086,942)       (197,252)        784,518      (1,654,323)
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................       328,068       1,571,935       2,332,996       3,567,456
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    12,397,790      13,069,129       6,437,922       7,851,512
  Transfers between funds including guaranteed
   interest account, net .............................    (2,402,204)        180,379       1,585,184       4,571,964
  Transfers for contract benefit and terminations         (6,671,587)     (5,256,852)     (3,205,504)     (3,570,635)
  Contract maintenance charges .......................       (57,996)        (50,234)        (35,466)        (26,648)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     3,266,003       7,942,422       4,782,136       8,826,193
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (125,588)         13,023           6,011      (5,562,298)
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................     3,468,503       9,527,380       7,121,143       6,831,351
Net Assets -- Beginning of Period ....................    64,826,682      55,299,302      36,420,450      29,589,099
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 68,295,185    $ 64,826,682    $ 43,541,593    $ 36,420,450
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           179             207             186             321
Units Redeemed .......................................          (149)           (136)           (143)           (237)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            30              71              43              84
                                                        ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                AXA Premier VIP                  AXA Premier VIP
                                                                  High Yield                  International Equity
                                                       --------------------------------- -------------------------------
                                                             2005             2004             2005            2004
                                                       ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  11,229,538    $   8,455,260    $  1,564,769    $    405,367
 Net realized gain (loss) on investments .............       (348,211)        (585,058)      5,438,510       4,924,088
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (7,591,995)       3,641,830         817,466       1,177,581
                                                        -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      3,289,332       11,512,032       7,820,745       6,507,036
                                                        -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     23,709,345       22,607,349      10,001,410      11,812,162
  Transfers between funds including guaranteed
   interest account, net .............................       (676,536)       2,015,325       2,832,655       9,702,717
  Transfers for contract benefit and terminations         (21,667,578)     (18,521,153)     (4,120,709)     (2,365,889)
  Contract maintenance charges .......................       (139,940)        (127,095)        (51,123)        (28,382)
  Adjustments to net assets allocated to
   contracts in payout period ........................         45,046          (15,464)             --              --
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      1,270,337        5,958,962       8,662,233      19,120,608
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (181,437)          24,925        (148,291)     (6,632,053)
                                                        -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ....................      4,378,232       17,495,919      16,334,687      18,995,591
Net Assets -- Beginning of Period ....................    167,288,730      149,792,811      48,778,143      29,782,552
                                                        -------------    -------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 171,666,962    $ 167,288,730    $ 65,112,830    $ 48,778,143
                                                        =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            279              544              --              --
Units Redeemed .......................................           (307)            (554)             --              --
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................            (28)             (10)             --              --
                                                        -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            135              203             227             314
Units Redeemed .......................................            (75)            (127)           (157)           (137)
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................             60               76              70             177
                                                        -------------    -------------    ------------    ------------



                                                                AXA Premier VIP                 AXA Premier VIP
                                                             Large Cap Core Equity              Large Cap Growth
                                                       --------------------------------- ------------------------------
                                                              2005             2004            2005           2004
                                                       ----------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (54,196)     $    319,605    $   (437,520)   $   (408,701)
 Net realized gain (loss) on investments .............     1,916,133         1,251,249       1,379,468       2,608,424
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (683,093)          417,755       1,313,405        (485,748)
                                                         -----------      ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,178,844         1,988,609       2,255,353       1,713,975
                                                         -----------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     2,240,722         2,415,988       5,109,571       6,031,705
  Transfers between funds including guaranteed
   interest account, net .............................      (870,969)          153,041      (1,281,342)      3,163,831
  Transfers for contract benefit and terminations         (1,683,379)       (1,604,572)     (3,000,959)     (3,631,113)
  Contract maintenance charges .......................       (16,440)          (14,574)        (32,769)        (26,940)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (330,066)          949,883         794,501       5,537,483
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................    (5,566,642)           11,551      (4,784,120)          5,910
                                                         -----------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    (4,717,864)        2,950,043      (1,734,266)      7,257,368
Net Assets -- Beginning of Period ....................    25,304,216        22,354,173      40,846,590      33,589,222
                                                         -----------      ------------    ------------    ------------
Net Assets -- End of Period ..........................   $20,586,352      $ 25,304,216    $ 39,112,324    $ 40,846,590
                                                         ===========      ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                --              --              --
Units Redeemed .......................................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            42                54             149             244
Units Redeemed .......................................           (45)              (44)           (142)           (185)
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            (3)             10               9              59
                                                         -----------      ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Premier VIP                 AXA Premier VIP
                                                               Large Cap Value                 Mid Cap Growth
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    744,714    $  1,552,992    $    314,165    $    275,577
 Net realized gain (loss) on investments .............     2,899,759       2,499,023      13,239,930       4,206,157
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,294,817)         32,581      (8,252,546)      2,619,334
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     2,349,656       4,084,596       5,301,549       7,101,068
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,001,186       5,269,396      10,989,185      14,560,305
  Transfers between funds including guaranteed
   interest account, net .............................     6,520,328       3,861,061      (3,509,958)      4,635,448
  Transfers for contract benefit and terminations         (3,560,110)     (2,696,094)     (6,105,723)     (4,887,359)
  Contract maintenance charges .......................       (28,020)        (20,274)        (76,224)        (58,042)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     8,933,384       6,414,089       1,297,280      14,250,352
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (3,214)     (5,467,745)     (6,049,103)         13,290
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    11,279,826       5,030,940         549,725      21,364,710
Net Assets -- Beginning of Period ....................    35,476,327      30,445,387      77,604,390      56,239,680
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 46,756,153    $ 35,476,327    $ 78,154,115    $ 77,604,390
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................           175             152             206             341
Units Redeemed .......................................           (99)            (92)           (191)           (180)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            76              60              15             161
                                                        ------------    ------------    ------------    ------------



                                                               AXA Premier VIP                   AXA Premier VIP
                                                                Mid Cap Value                    Technology (a)
                                                       -------------------------------- ---------------------------------
                                                             2005             2004            2005             2004
                                                       ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    3,762,313   $  1,569,310    $  (1,376,573)    $   (165,906)
 Net realized gain (loss) on investments .............      16,232,969      5,581,105        5,452,891       (1,556,574)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (16,076,892)     1,024,273        5,694,255       11,289,850
                                                        --------------   ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .........................................       3,918,390      8,174,688        9,770,573        9,567,370
                                                        --------------   ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       7,568,984     10,687,866       10,560,406        9,994,578
  Transfers between funds including guaranteed
   interest account, net .............................      (6,308,684)     8,611,231      (10,760,699)      80,430,711
  Transfers for contract benefit and terminations           (6,444,526)    (5,249,793)     (11,427,084)      (7,313,648)
  Contract maintenance charges .......................         (52,473)       (41,494)        (117,870)         (85,230)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (5,236,699)    14,007,810      (11,745,247)      83,026,411
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (134,876)    (6,493,857)      (5,783,917)         182,004
                                                        --------------   ------------    -------------     ------------
Increase (Decrease) in Net Assets ....................      (1,453,185)    15,688,641       (7,758,591)      92,775,785
Net Assets -- Beginning of Period ....................      68,744,035     53,055,394      121,909,380       29,133,595
                                                        --------------   ------------    -------------     ------------
Net Assets -- End of Period ..........................  $   67,290,850   $ 68,744,035    $ 114,150,789     $121,909,380
                                                        ==============   ============    =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --             --               --               --
Units Redeemed .......................................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................             140            270              648            1,781
Units Redeemed .......................................            (184)          (138)            (779)            (783)
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................             (44)           132             (131)             998
                                                        --------------   ------------    -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/Alliance
                                                                   Common Stock
                                                       -------------------------------------
                                                              2005               2004
                                                       ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (9,003,303)    $   (2,060,322)
 Net realized gain (loss) on investments .............      (37,455,125)       (83,699,344)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      175,317,492        648,293,164
                                                         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................      128,859,064        562,533,498
                                                         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............      202,820,962        217,189,554
  Transfers between funds including guaranteed
   interest account, net .............................     (199,654,369)       (83,225,214)
  Transfers for contract benefit and terminations          (519,997,446)      (487,216,447)
  Contract maintenance charges .......................       (2,957,997)        (3,201,566)
  Adjustments to net assets allocated to
   contracts in payout period ........................        2,074,871           (981,797)
                                                         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     (517,713,979)      (357,435,470)
                                                         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         (739,315)           592,476
                                                         --------------     --------------
Increase (Decrease) in Net Assets ....................     (389,594,230)       205,690,506
Net Assets -- Beginning of Period ....................    4,792,953,168      4,587,262,662
                                                         --------------     --------------
Net Assets -- End of Period ..........................   $4,403,358,938     $4,792,953,168
                                                         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            1,184              1,741
Units Redeemed .......................................           (2,853)            (3,115)
                                                         --------------     --------------
Net Increase (Decrease) ..............................           (1,669)            (1,374)
                                                         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              330                532
Units Redeemed .......................................             (279)              (309)
                                                         --------------     --------------
Net Increase (Decrease) ..............................               51                223
                                                         --------------     --------------



                                                                                                        EQ/Alliance
                                                                    EQ/Alliance                   Intermediate Government
                                                                 Growth and Income                      Securities
                                                       ------------------------------------- ---------------------------------
                                                              2005               2004              2005             2004
                                                       ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $     (900,426)    $    3,838,251    $   3,261,354    $   2,930,344
 Net realized gain (loss) on investments .............       61,143,917          9,732,869       (1,030,160)        (837,974)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (13,424,472)        99,980,875       (2,002,479)        (709,220)
                                                         --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       46,819,019        113,551,995          228,715        1,383,150
                                                         --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       96,448,412         93,095,844       15,894,182       19,350,684
  Transfers between funds including guaranteed
   interest account, net .............................      (29,617,133)        (5,649,020)     (11,417,937)     (21,493,981)
  Transfers for contract benefit and terminations          (132,230,765)      (116,288,669)     (21,713,276)     (21,719,853)
  Contract maintenance charges .......................         (868,891)          (880,739)        (130,973)        (140,810)
  Adjustments to net assets allocated to
   contracts in payout period ........................          191,931           (555,822)          74,534           17,533
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (66,076,446)       (30,278,406)     (17,293,470)     (23,986,427)
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           25,138            590,569         (132,581)          49,382
                                                         --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (19,232,290)        83,864,158      (17,197,336)     (22,553,895)
Net Assets -- Beginning of Period ....................    1,123,287,405      1,039,423,247      155,539,561      178,093,456
                                                         --------------     --------------    -------------    -------------
Net Assets -- End of Period ..........................   $1,104,055,115     $1,123,287,405    $ 138,342,225    $ 155,539,561
                                                         ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              482                554              123              161
Units Redeemed .......................................             (700)              (704)            (221)            (323)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................             (218)              (150)             (98)            (162)
                                                         --------------     --------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              167                216               53               65
Units Redeemed .......................................             (179)              (129)             (70)            (103)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................              (12)                87              (17)             (38)
                                                         --------------     --------------    -------------    -------------



                                                                 EQ/Alliance
                                                                International
                                                       --------------------------------
                                                             2005             2004
                                                       ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,888,714    $   4,903,373
 Net realized gain (loss) on investments .............     47,600,861       30,567,297
 Change in unrealized appreciation (depreciation)
  of investments .....................................     40,900,846       62,019,575
                                                        -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     91,390,421       97,490,245
                                                        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     58,298,545       47,708,395
  Transfers between funds including guaranteed
   interest account, net .............................      1,090,983       (8,486,069)
  Transfers for contract benefit and terminations         (80,556,104)     (66,908,113)
  Contract maintenance charges .......................       (576,595)        (564,542)
  Adjustments to net assets allocated to
   contracts in payout period ........................       (135,750)        (196,906)
                                                        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (21,878,921)     (28,447,235)
                                                        -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................     (1,163,517)         244,087
                                                        -------------    -------------
Increase (Decrease) in Net Assets ....................     68,347,983       69,287,097
Net Assets -- Beginning of Period ....................    670,164,426      600,877,329
                                                        -------------    -------------
Net Assets -- End of Period ..........................  $ 738,512,409    $ 670,164,426
                                                        =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            790              788
Units Redeemed .......................................         (1,024)          (1,071)
                                                        -------------    -------------
Net Increase (Decrease) ..............................           (234)            (283)
                                                        -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            219              164
Units Redeemed .......................................           (133)            (122)
                                                        -------------    -------------
Net Increase (Decrease) ..............................             86               42
                                                        -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Alliance                       EQ/Alliance
                                                               Large Cap Growth                    Quality Bond
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,923,340)   $  (2,040,999)   $   4,286,281    $   4,435,481
 Net realized gain (loss) on investments .............     (1,998,688)      (7,039,403)         487,086        1,932,325
 Change in unrealized appreciation (depreciation)
  of investments .....................................     22,548,456       19,374,847       (3,294,810)      (2,043,473)
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     18,626,428       10,294,445        1,478,557        4,324,333
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,244,538       14,639,565       18,173,126       19,302,389
  Transfers between funds including guaranteed
   interest account, net .............................    (10,096,346)     (18,550,385)      (4,032,499)     (13,346,713)
  Transfers for contract benefit and terminations         (16,351,022)     (14,987,450)     (21,510,078)     (22,847,589)
  Contract maintenance charges .......................       (178,895)        (200,586)        (139,184)        (143,510)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --          114,468            5,852
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (14,381,725)     (19,098,856)      (7,394,167)     (17,029,571)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (12,765)          29,167           61,057          (30,080)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      4,231,938       (8,775,244)      (5,854,553)     (12,735,318)
Net Assets -- Beginning of Period ....................    158,790,823      167,566,067      166,746,030      179,481,348
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 163,022,761    $ 158,790,823    $ 160,891,477    $ 166,746,030
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --              199              262
Units Redeemed .......................................             --               --             (241)            (356)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --              (42)             (94)
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            503              346               42               55
Units Redeemed .......................................           (747)            (676)             (47)             (68)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (244)            (330)               5               13
                                                        -------------    -------------    -------------    -------------



                                                                  EQ/Alliance                  EQ/Ariel
                                                               Small Cap Growth           Appreciation II (d)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (4,539,780)   $  (4,373,060)      $     238
 Net realized gain (loss) on investments .............     14,882,646        3,691,532              59
 Change in unrealized appreciation (depreciation)
  of investments .....................................     24,371,988       41,362,734            (814)
                                                        -------------    -------------         -------
 Net increase (decrease) in net assets from
  operations .........................................     34,714,854       40,681,206            (517)
                                                        -------------    -------------         -------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     34,467,923       37,321,983         185,007
  Transfers between funds including guaranteed
   interest account, net .............................    (19,367,120)     (11,718,617)        404,382
  Transfers for contract benefit and terminations         (38,537,452)     (34,820,990)           (815)
  Contract maintenance charges .......................       (363,405)        (365,041)             (3)
  Adjustments to net assets allocated to
   contracts in payout period ........................        (98,923)        (263,199)             --
                                                        -------------    -------------         ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (23,898,977)      (9,845,864)        588,571
                                                        -------------    -------------         ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (10,015)         284,397             522
                                                        -------------    -------------         ---------
Increase (Decrease) in Net Assets ....................     10,805,862       31,119,739         588,576
Net Assets -- Beginning of Period ....................    363,172,936      332,053,197              --
                                                        -------------    -------------         ---------
Net Assets -- End of Period ..........................  $ 373,978,798    $ 363,172,936       $ 588,576
                                                        =============    =============         =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            417              541              --
Units Redeemed .......................................           (571)            (621)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................           (154)             (80)             --
                                                        -------------    -------------         ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             87              117               6
Units Redeemed .......................................            (84)            (107)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................              3               10               6
                                                        -------------    -------------         ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Bear Stearns                   EQ/Bernstein
                                                          Small Company Growth (b)             Diversified Value
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   138,678      $  (543)      $    (351,444)   $     339,500
 Net realized gain (loss) on investments .............       206,605        7,610          18,617,049        8,933,171
 Change in unrealized appreciation (depreciation)
  of investments .....................................       219,362        7,660          (3,915,633)      25,144,771
                                                         -----------      ---------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       564,645       14,727          14,349,972       34,417,442
                                                         -----------      ---------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     4,882,922       91,678          53,414,317       44,675,156
  Transfers between funds including guaranteed
   interest account, net .............................     9,102,040      365,126           9,886,395       21,595,486
  Transfers for contract benefit and terminations           (343,481)        (259)        (37,410,175)     (30,426,984)
  Contract maintenance charges .......................        (2,114)            (3)         (277,727)        (233,325)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    13,639,367      456,542          25,612,810       35,610,333
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        18,644          545             (92,551)          23,070
                                                         -----------      ---------     -------------    -------------
Increase (Decrease) in Net Assets ....................    14,222,656      471,814          39,870,231       70,050,845
Net Assets -- Beginning of Period ....................       471,814            -         332,305,072      262,254,227
                                                         -----------      ---------     -------------    -------------
Net Assets -- End of Period ..........................   $14,694,470      $471,814      $ 372,175,303    $ 332,305,072
                                                         ===========      =========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --           --                  --               --
Units Redeemed .......................................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net Increase (Decrease) ..............................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           204            7                 804              840
Units Redeemed .......................................           (87)            (3)             (586)            (506)
                                                         -----------      ----------    -------------    -------------
Net Increase (Decrease) ..............................           117            4                 218              334
                                                         -----------      ---------     -------------    -------------



                                                              EQ/Boston Advisors                  EQ/Calvert
                                                              Equity Income (b)              Socially Responsible
                                                       -------------------------------- ------------------------------
                                                             2005            2004             2005           2004
                                                       --------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    173,863      $  32,036       $  (153,557)   $  (119,126)
 Net realized gain (loss) on investments .............       280,164          6,161           766,040        970,358
 Change in unrealized appreciation (depreciation)
  of investments .....................................       767,174         42,357           482,643       (518,656)
                                                        ------------      ---------       -----------    -----------
 Net increase (decrease) in net assets from
  operations .........................................     1,221,201         80,554         1,095,126        332,576
                                                        ------------      ---------       -----------    -----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,284,342        330,827         2,959,330      2,998,325
  Transfers between funds including guaranteed
   interest account, net .............................    22,984,326      3,979,377           (20,836)       185,499
  Transfers for contract benefit and terminations         (2,400,710)       (57,055)         (830,151)      (515,628)
  Contract maintenance charges .......................        (6,902)           (93)          (22,798)       (18,522)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                --             --
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    28,861,056      4,253,056         2,085,545      2,649,674
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        15,712          1,794             7,679         10,059
                                                        ------------      ---------       -----------    -----------
Increase (Decrease) in Net Assets ....................    30,097,969      4,335,404         3,188,350      2,992,309
Net Assets -- Beginning of Period ....................     4,335,404              -        12,409,463      9,417,154
                                                        ------------      ---------       -----------    -----------
Net Assets -- End of Period ..........................  $ 34,433,373      $4,335,404      $15,597,813    $12,409,463
                                                        ============      ==========      ===========    ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                --             --
Units Redeemed .......................................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Net Increase (Decrease) ..............................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           378             43                60             96
Units Redeemed .......................................          (112)              (2)            (32)           (64)
                                                        ------------      ------------    -----------    -----------
Net Increase (Decrease) ..............................           266             41                28             32
                                                        ------------      -----------     -----------    -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Capital                     EQ/Capital
                                                              Guardian Growth            Guardian International
                                                       ----------------------------- -------------------------------
                                                            2005           2004            2005            2004
                                                       -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $  (60,343)    $  (29,583)   $    200,902    $    153,792
 Net realized gain (loss) on investments .............      216,632        217,467       3,406,693       2,015,646
 Change in unrealized appreciation (depreciation)
  of investments .....................................      171,278         11,531       5,293,529       2,320,866
                                                         ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      327,567        199,415       8,901,124       4,490,304
                                                         ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,562,884        986,844      14,421,553      13,916,887
  Transfers between funds including guaranteed
   interest account, net .............................      716,243        (83,834)      5,409,277       7,075,849
  Transfers for contract benefit and terminations          (505,413)      (288,309)     (3,964,163)     (1,921,387)
  Contract maintenance charges .......................       (6,820)        (5,608)        (58,837)        (26,172)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    1,766,894        609,093      15,807,830      19,045,177
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (16,330)        25,918         (12,105)         19,793
                                                         ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ....................    2,078,131        834,426      24,696,849      23,555,274
Net Assets -- Beginning of Period ....................    4,903,616      4,069,190      44,384,777      20,829,503
                                                         ----------     ----------    ------------    ------------
Net Assets -- End of Period ..........................   $6,981,747     $4,903,616    $ 69,081,626    $ 44,384,777
                                                         ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --             --              --              --
Units Redeemed .......................................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           66             26             300             286
Units Redeemed .......................................          (38)           (19)           (148)            (80)
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           28              7             152             206
                                                         ----------     ----------    ------------    ------------



                                                                  EQ/Capital                        EQ/Capital
                                                               Guardian Research               Guardian U.S. Equity
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,134,727)   $  (1,034,914)   $    (781,387)   $    (703,656)
 Net realized gain (loss) on investments .............      8,909,482        5,979,692       12,684,361        5,582,927
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (1,079,011)       8,726,489       (6,726,764)       2,242,551
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................      6,695,744       13,671,267        5,176,210        7,121,822
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,644,042       13,432,765       18,742,122       19,594,588
  Transfers between funds including guaranteed
   interest account, net .............................     (6,603,947)      (2,197,018)         128,017        9,414,653
  Transfers for contract benefit and terminations         (19,051,913)     (17,252,612)     (11,576,898)     (10,309,134)
  Contract maintenance charges .......................       (132,116)        (140,697)         (76,812)         (60,318)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (13,143,934)      (6,157,562)       7,216,429       18,639,789
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (84,329)          40,355          (36,640)          21,007
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     (6,532,519)       7,554,060       12,355,999       25,782,618
Net Assets -- Beginning of Period ....................    156,893,261      149,339,201      103,408,546       77,625,928
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 150,360,742    $ 156,893,261    $ 115,764,545    $ 103,408,546
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            164              215              267              372
Units Redeemed .......................................           (279)            (274)            (201)            (195)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (115)              59               66              177
                                                        -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Caywood-Scholl
                                                        High Yield Bond (c)           EQ/Equity 500 Index
                                                       --------------------- -------------------------------------
                                                                2005                2005               2004
                                                       --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................      $  256,648         $    2,172,276     $    3,440,607
 Net realized gain (loss) on investments .............           8,101             33,096,073         (2,609,997)
 Change in unrealized appreciation (depreciation)
  of investments .....................................        (225,977)            (3,428,705)        86,285,985
                                                            ----------         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................          38,772             31,839,644         87,116,595
                                                            ----------         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,872,400             92,889,289         94,893,864
  Transfers between funds including guaranteed
   interest account, net .............................       3,597,369            (42,987,995)       (20,656,355)
  Transfers for contract benefit and terminations             (153,719)          (124,187,768)      (105,795,551)
  Contract maintenance charges .......................            (282)              (912,543)          (905,459)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                323,191           (143,872)
                                                            ----------         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       5,315,768            (74,875,826)       (32,607,373)
                                                            ----------         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          11,738               (368,286)           181,886
                                                            ----------         --------------     --------------
Increase (Decrease) in Net Assets ....................       5,366,278            (43,404,468)        54,691,108
Net Assets -- Beginning of Period ....................              --          1,047,207,920        992,516,812
                                                            ----------         --------------     --------------
Net Assets -- End of Period ..........................      $5,366,278         $1,003,803,452     $1,047,207,920
                                                            ==========         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                    533                658
Units Redeemed .......................................              --                   (832)              (832)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              --                   (299)              (174)
                                                            ----------         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              65                    229                302
Units Redeemed .......................................             (14)                  (182)              (182)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              51                     47                120
                                                            ----------         --------------     --------------



                                                             EQ/Evergreen
                                                        International Bond (d)        EQ/Evergreen Omega         EQ/FI Mid Cap
                                                       ------------------------ ------------------------------- ----------------
                                                                 2005                 2005            2004            2005
                                                       ------------------------ --------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................         $   (547)         $   (292,528)   $   (179,292)   $  15,521,254
 Net realized gain (loss) on investments .............             (541)            1,259,486       1,456,912       30,578,949
 Change in unrealized appreciation (depreciation)
  of investments .....................................            1,608              (353,308)        (62,067)     (32,776,414)
                                                               --------          ------------    ------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................              520               613,650       1,215,553       13,323,789
                                                               --------          ------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          124,251             4,086,029       6,042,434       46,694,629
  Transfers between funds including guaranteed
   interest account, net .............................          378,714            (2,430,477)      6,352,377        2,871,518
  Transfers for contract benefit and terminations                  (294)           (2,526,660)     (1,877,395)     (19,944,932)
  Contract maintenance charges .......................              (40)              (23,256)        (15,293)        (239,120)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................          502,631              (894,364)     10,502,123       29,382,095
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................              549                13,020          19,677          (31,754)
                                                               --------          ------------    ------------    -------------
Increase (Decrease) in Net Assets ....................          503,700              (267,694)     11,737,353       42,674,130
Net Assets -- Beginning of Period ....................               --            24,777,357      13,040,004      223,297,989
                                                               --------          ------------    ------------    -------------
Net Assets -- End of Period ..........................         $503,700          $ 24,509,663    $ 24,777,357    $ 265,972,119
                                                               ========          ============    ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                    --              --               --
Units Redeemed .......................................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................                5                    79             225              687
Units Redeemed .......................................               --                   (89)            (95)            (420)
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................                5                   (10)            130              267
                                                               --------          ------------    ------------    -------------



                                                        EQ/FI Mid Cap
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,237,426
 Net realized gain (loss) on investments .............     16,715,444
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,333,574
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     27,286,444
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     43,354,895
  Transfers between funds including guaranteed
   interest account, net .............................     11,557,668
  Transfers for contract benefit and terminations         (12,750,053)
  Contract maintenance charges .......................       (176,013)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     41,986,497
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (67,785)
                                                        -------------
Increase (Decrease) in Net Assets ....................     69,205,156
Net Assets -- Beginning of Period ....................    154,092,833
                                                        -------------
Net Assets -- End of Period ..........................  $ 223,297,989
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            785
Units Redeemed .......................................           (363)
                                                        -------------
Net Increase (Decrease) ..............................            422
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ/FI                          EQ/GAMCO
                                                                 Mid Cap Value            Mergers and Acquisitions (c)
                                                       --------------------------------- ------------------------------
                                                             2005             2004                    2005
                                                       ---------------- ---------------- ------------------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  14,136,412    $   4,315,827             $  34,982
 Net realized gain (loss) on investments .............     49,228,543       28,414,705                10,823
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (23,814,334)      19,300,498               (19,796)
                                                        -------------    -------------             ---------
 Net increase (decrease) in net assets from
  operations .........................................     39,550,621       52,031,030                26,009
                                                        -------------    -------------             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     56,621,348       50,367,355               852,204
  Transfers between funds including guaranteed
   interest account, net .............................     10,771,590        4,578,265             1,679,172
  Transfers for contract benefit and terminations         (39,739,271)     (30,267,782)              (44,999)
  Contract maintenance charges .......................       (428,714)        (375,235)                  (94)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                    --
                                                        -------------    -------------             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................     27,224,953       24,302,603             2,486,283
                                                        -------------    -------------             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (150,996)          21,408                 7,901
                                                        -------------    -------------             ---------
Increase (Decrease) in Net Assets ....................     66,624,578       76,355,041             2,520,193
Net Assets -- Beginning of Period ....................    379,728,862      303,373,823                    --
                                                        -------------    -------------             ---------
Net Assets -- End of Period ..........................  $ 446,353,440    $ 379,728,862             $2,520,193
                                                        =============    =============             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                    --
Units Redeemed .......................................             --               --                    --
                                                        -------------    -------------             ----------
Net Increase (Decrease) ..............................             --               --                    --
                                                        -------------    -------------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            865              772                    26
Units Redeemed .......................................           (668)            (575)                     (2)
                                                        -------------    -------------             ------------
Net Increase (Decrease) ..............................            193              197                    24
                                                        -------------    -------------             -----------



                                                                   EQ/GAMCO              EQ/International     EQ/Janus
                                                           Small Company Value (b)          Growth (c)     Large Cap Growth
                                                       -------------------------------- ------------------ ----------------
                                                             2005            2004              2005              2005
                                                       --------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    (89,199)     $    (525)        $    6,223      $   (893,456)
 Net realized gain (loss) on investments .............     2,742,238        113,945             39,083         2,319,253
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,552,859)        74,364             58,881         2,604,569
                                                        ------------      ---------         ----------      ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,100,180        187,784            104,187         4,030,366
                                                        ------------      ---------         ----------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    11,742,379        564,765            648,205        11,582,948
  Transfers between funds including guaranteed
   interest account, net .............................    23,214,196      4,474,265          1,441,168        (2,242,816)
  Transfers for contract benefit and terminations         (1,535,056)        (7,865)           (23,915)       (5,157,299)
  Contract maintenance charges .......................        (9,391)          (111)              (116)          (93,278)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                 --                --
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    33,412,128      5,031,054          2,065,342         4,089,555
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        19,359          1,990              5,210            58,192
                                                        ------------      ---------         ----------      ------------
Increase (Decrease) in Net Assets ....................    34,531,667      5,220,828          2,174,739         8,178,113
Net Assets -- Beginning of Period ....................     5,220,828              -                 --        65,100,943
                                                        ------------      ---------         ----------      ------------
Net Assets -- End of Period ..........................  $ 39,752,495      $5,220,828        $2,174,739      $ 73,279,056
                                                        ============      ==========        ==========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                 --                --
Units Redeemed .......................................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Net Increase (Decrease) ..............................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           405             53                 42               298
Units Redeemed .......................................          (109)              (6)             (23)             (232)
                                                        ------------      ------------      ----------      ------------
Net Increase (Decrease) ..............................           294             47                 19                66
                                                        ------------      -----------       ----------      ------------



                                                          EQ/Janus
                                                         Large Cap
                                                           Growth
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (615,951)
 Net realized gain (loss) on investments .............    (1,120,680)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     7,865,187
                                                        ------------
 Net increase (decrease) in net assets from
  operations .........................................     6,128,556
                                                        ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    10,761,921
  Transfers between funds including guaranteed
   interest account, net .............................    (1,957,141)
  Transfers for contract benefit and terminations         (4,393,632)
  Contract maintenance charges .......................       (92,496)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --
                                                        ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     4,318,652
                                                        ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        24,797
                                                        ------------
Increase (Decrease) in Net Assets ....................    10,472,005
Net Assets -- Beginning of Period ....................    54,628,938
                                                        ------------
Net Assets -- End of Period ..........................  $ 65,100,943
                                                        ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --
Units Redeemed .......................................            --
                                                        ------------
Net Increase (Decrease) ..............................            --
                                                        ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           300
Units Redeemed .......................................          (222)
                                                        ------------
Net Increase (Decrease) ..............................            78
                                                        ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/JPMorgan                      EQ/JPMorgan
                                                                Core Bond                   Value Opportunities
                                                     -------------------------------- -------------------------------
                                                           2005             2004            2005            2004
                                                     ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................   $  2,319,019    $  1,985,122    $    127,466    $    (17,054)
 Net realized gain (loss) on investments ...........       (340,061)        240,973         919,443        (211,902)
 Change in unrealized appreciation (depreciation)
  of investments ...................................     (1,183,653)       (584,911)        481,216       5,769,240
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .......................................        795,305       1,641,184       1,528,125       5,540,284
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     23,547,918      17,890,049       5,725,773       5,431,450
  Transfers between funds including guaranteed
   interest account, net ...........................     13,199,701       4,453,095      (1,869,901)     (2,120,902)
  Transfers for contract benefit and terminations        (6,804,433)     (4,728,357)     (8,100,113)     (7,135,538)
  Contract maintenance charges .....................        (84,669)        (58,292)        (59,189)        (63,126)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     29,858,517      17,556,495      (4,303,430)     (3,888,116)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (31,760)         12,500        (173,592)         35,526
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ..................     30,622,062      19,210,179      (2,948,897)      1,687,694
Net Assets -- Beginning of Period ..................     70,547,231      51,337,052      63,765,556      62,077,862
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period ........................   $101,169,293    $ 70,547,231    $ 60,816,659    $ 63,765,556
                                                       ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --              --              --              --
Units Redeemed .....................................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            445             305              74              79
Units Redeemed .....................................           (181)           (146)           (105)           (112)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................            264             159             (31)            (33)
                                                       ------------    ------------    ------------    ------------



                                                                 EQ/Lazard                      EQ/Legg             EQ/Long
                                                              Small Cap Value           Mason Value Equity (d)   Term Bond (c)
                                                     --------------------------------- ------------------------ --------------
                                                           2005             2004                 2005                2005
                                                     ---------------- ---------------- ------------------------ --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................  $   5,328,900    $   5,785,435          $  (1,765)         $   145,665
 Net realized gain (loss) on investments ...........     15,013,624       18,036,108              7,619               27,525
 Change in unrealized appreciation (depreciation)
  of investments ...................................    (14,340,866)      (6,355,072)            (2,785)            (189,959)
                                                      -------------    -------------          ---------          -----------
 Net increase (decrease) in net assets from
  operations .......................................      6,001,658       17,466,471              3,069              (16,769)
                                                      -------------    -------------          ---------          -----------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     35,201,980       31,078,943            484,434            4,005,080
  Transfers between funds including guaranteed
   interest account, net ...........................      4,969,832       21,903,467          1,674,459            6,739,857
  Transfers for contract benefit and terminations       (16,307,821)     (10,454,920)           (11,719)            (242,715)
  Contract maintenance charges .....................       (174,734)        (104,453)               (35)                (781)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --               --                 --                   --
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     23,689,257       42,423,037          2,147,139           10,501,441
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (65,438)          36,847              1,960               10,399
                                                      -------------    -------------          ---------          -----------
Increase (Decrease) in Net Assets ..................     29,625,477       59,926,355          2,152,168           10,495,073
Net Assets -- Beginning of Period ..................    144,203,954       84,277,599                 --                   --
                                                      -------------    -------------          ---------          -----------
Net Assets -- End of Period ........................  $ 173,829,431    $ 144,203,954          $2,152,168         $10,495,073
                                                      =============    =============          ==========         ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --               --                 --                   --
Units Redeemed .....................................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Net Increase (Decrease) ............................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            395              510                 21                  138
Units Redeemed .....................................           (256)            (239)                  (1)               (33)
                                                      -------------    -------------          ------------       -----------
Net Increase (Decrease) ............................            139              271                 20                  105
                                                      -------------    -------------          -----------        -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett          EQ/Lord Abbett
                                                        Growth and Income (c)     Large Cap Core (c)
                                                       ------------------------ ---------------------
                                                                 2005                    2005
                                                       ------------------------ ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................        $   3,239              $  (1,802)
 Net realized gain (loss) on investments .............            2,628                  9,008
 Change in unrealized appreciation (depreciation)
  of investments .....................................           39,932                 37,886
                                                              ---------              ---------
 Net increase (decrease) in net assets from
  operations .........................................           45,799                 45,092
                                                              ---------              ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          635,035                492,832
  Transfers between funds including guaranteed
   interest account, net .............................        1,080,791              1,373,175
  Transfers for contract benefit and terminations               (31,752)               (33,996)
  Contract maintenance charges .......................             (153)                  (153)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                     --
                                                              ---------              ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................        1,683,921              1,831,858
                                                              ---------              ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................            5,477                  6,477
                                                              ---------              ---------
Increase (Decrease) in Net Assets ....................        1,735,197              1,883,427
Net Assets -- Beginning of Period ....................               --                     --
                                                              ---------              ---------
Net Assets -- End of Period ..........................        $1,735,197             $1,883,427
                                                              ==========             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                     --
Units Redeemed .......................................               --                     --
                                                              ----------             ----------
Net Increase (Decrease) ..............................               --                     --
                                                              ----------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................               18                     21
Units Redeemed .......................................               (2)                    (3)
                                                              -----------            -----------
Net Increase (Decrease) ..............................               16                     18
                                                              -----------            -----------



                                                                                                                 EQ/Mercury
                                                          EQ/Lord Abbett                                        Basic Value
                                                        Mid Cap Value (c)           EQ/Marsico Focus               Equity
                                                       -------------------- --------------------------------- ----------------
                                                               2005               2005             2004             2005
                                                       -------------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $    22,040       $  (2,786,191)   $  (2,050,619)   $     255,596
 Net realized gain (loss) on investments .............          90,725          14,288,675        8,572,041       25,605,971
 Change in unrealized appreciation (depreciation)
  of investments .....................................         199,206           7,856,510        7,031,748      (20,439,649)
                                                           -----------       -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................         311,971          19,358,994       13,553,170        5,421,918
                                                           -----------       -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       2,319,028          44,547,672       36,119,683       45,050,164
  Transfers between funds including guaranteed
   interest account, net .............................       7,991,789          20,680,282        5,410,028      (15,685,540)
  Transfers for contract benefit and terminations             (172,145)        (15,700,713)     (10,739,112)     (37,260,223)
  Contract maintenance charges .......................            (702)           (195,816)        (142,452)        (300,414)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      10,137,970          49,331,425       30,648,147       (8,196,013)
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          10,174             310,874          255,739         (135,933)
                                                           -----------       -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      10,460,115          69,001,293       44,457,056       (2,910,028)
Net Assets -- Beginning of Period ....................              --         167,380,473      122,923,417      347,175,915
                                                           -----------       -------------    -------------    -------------
Net Assets -- End of Period ..........................     $10,460,115       $ 236,381,766    $ 167,380,473    $ 344,265,887
                                                           ===========       =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                  --               --               --
Units Redeemed .......................................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             114                 656              568              360
Units Redeemed .......................................             (20)               (281)            (315)            (400)
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              94                 375              253              (40)
                                                           -----------       -------------    -------------    -------------



                                                          EQ/Mercury
                                                         Basic Value
                                                            Equity
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,713,236
 Net realized gain (loss) on investments .............     16,674,208
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,998,222
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     28,385,666
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     48,334,791
  Transfers between funds including guaranteed
   interest account, net .............................      5,397,369
  Transfers for contract benefit and terminations         (32,671,392)
  Contract maintenance charges .......................       (278,207)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     20,782,561
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         16,581
                                                        -------------
Increase (Decrease) in Net Assets ....................     49,184,808
Net Assets -- Beginning of Period ....................    297,991,107
                                                        -------------
Net Assets -- End of Period ..........................  $ 347,175,915
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            516
Units Redeemed .......................................           (379)
                                                        -------------
Net Increase (Decrease) ..............................            137
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Mercury                      EQ/MFS Emerging
                                                              International Value                Growth Companies
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   1,006,646    $     470,907    $  (4,451,247)   $  (4,686,242)
 Net realized gain (loss) on investments .............     10,437,226        3,060,937       (5,441,925)     (31,051,084)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,001,364       20,446,459       33,511,926       72,782,725
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     17,445,236       23,978,303       23,618,754       37,045,399
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     36,766,032       18,930,274       25,669,511       30,115,973
  Transfers between funds including guaranteed
   interest account, net .............................     21,239,091        6,372,768      (31,413,447)     (30,158,292)
  Transfers for contract benefit and terminations         (17,672,718)     (12,651,563)     (40,187,017)     (35,802,118)
  Contract maintenance charges .......................       (157,314)        (125,323)        (414,136)        (464,832)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     40,175,091       12,526,156      (46,345,089)     (36,309,269)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (111,502)          35,785           89,724           (1,343)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     57,508,825       36,540,244       22,636,611          734,787
Net Assets -- Beginning of Period ....................    149,448,287      112,908,043      364,786,512      364,051,725
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 206,957,112    $ 149,448,287    $ 342,149,901    $ 364,786,512
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            737              439              304              408
Units Redeemed .......................................           (390)            (320)            (680)            (716)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................            347              119             (376)            (308)
                                                        -------------    -------------    -------------    -------------



                                                                   EQ/MFS
                                                               Investors Trust                  EQ/Money Market
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (131,328)   $   (121,438)   $   1,818,156    $    (335,725)
 Net realized gain (loss) on investments .............       947,339          83,871         (287,750)        (399,964)
 Change in unrealized appreciation (depreciation)
  of investments .....................................       133,225       1,597,995          216,075          366,224
                                                        ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       949,236       1,560,428        1,746,481         (369,465)
                                                        ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     1,644,249       1,892,459       17,689,997       24,817,338
  Transfers between funds including guaranteed
   interest account, net .............................      (534,528)       (858,528)       5,282,612      (12,489,401)
  Transfers for contract benefit and terminations         (2,441,137)     (2,710,162)     (30,538,251)     (36,242,428)
  Contract maintenance charges .......................       (15,123)        (15,269)        (123,896)        (138,323)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --           41,092           35,197
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (1,346,539)     (1,691,500)      (7,648,446)     (24,017,617)
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,186          29,073        2,357,256          (42,586)
                                                        ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (381,117)       (101,999)      (3,544,709)     (24,429,668)
Net Assets -- Beginning of Period ....................    17,345,966      17,447,965      117,689,435      142,119,103
                                                        ------------    ------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 16,964,849    $ 17,345,966    $ 114,144,728    $ 117,689,435
                                                        ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --            1,265            1,116
Units Redeemed .......................................            --              --           (1,363)          (1,388)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................            --              --              (98)            (272)
                                                        ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            34              49               12              230
Units Redeemed .......................................           (49)            (70)             (36)            (293)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................           (15)            (21)             (24)             (63)
                                                        ------------    ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Montag &               EQ/PIMCO
                                                           Caldwell Growth (b)       Real Return (c)
                                                       ---------------------------- -----------------
                                                             2005           2004           2005
                                                       ---------------- ----------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $ (11,737)     $    (57)     $  233,509
 Net realized gain (loss) on investments .............       19,881           106           3,731
 Change in unrealized appreciation (depreciation)
  of investments .....................................       68,669         2,857        (278,278)
                                                          ---------      --------      ----------
 Net increase (decrease) in net assets from
  operations .........................................       76,813         2,906         (41,038)
                                                          ---------      --------      ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,042,167        56,585       5,968,653
  Transfers between funds including guaranteed
   interest account, net .............................    1,569,022       164,437       9,008,897
  Transfers for contract benefit and terminations           (65,301)           --        (128,474)
  Contract maintenance charges .......................         (615)           --            (734)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --            --              --
                                                          ---------      --------      ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    2,545,273       221,022      14,848,342
                                                          ---------      --------      ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       14,311           177          13,784
                                                          ---------      --------      ----------
Increase (Decrease) in Net Assets ....................    2,636,397       224,105      14,821,088
Net Assets -- Beginning of Period ....................      224,105             -              --
                                                          ---------      --------      ----------
Net Assets -- End of Period ..........................    $2,860,502     $224,105      $14,821,088
                                                          ==========     ========      ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --            --              --
Units Redeemed .......................................           --            --              --
                                                          ----------     --------      -----------
Net Increase (Decrease) ..............................           --            --              --
                                                          ----------     --------      -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           31             2             158
Units Redeemed .......................................           (7)         --                (9)
                                                          ------------   --------      -------------
Net Increase (Decrease) ..............................           24             2             149
                                                          -----------    --------      ------------



                                                             EQ/Short                  EQ/Small                 EQ/TCW
                                                        Duration Bond (c)           Company Index             Equity (b)
                                                       ------------------- -------------------------------- --------------
                                                               2005              2005             2004           2005
                                                       ------------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $  13,301         $    (49,134)   $    904,400     $  (62,403)
 Net realized gain (loss) on investments .............            25            7,805,952       5,721,894        426,353
 Change in unrealized appreciation (depreciation)
  of investments .....................................       (13,194)          (4,517,705)      3,391,573        234,184
                                                           ---------         ------------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................           132            3,239,113      10,017,867        598,134
                                                           ---------         ------------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       572,315           21,823,949      21,409,771      3,005,345
  Transfers between funds including guaranteed
   interest account, net .............................     1,811,371              893,003      14,146,160      3,583,190
  Transfers for contract benefit and terminations           (179,725)          (6,096,698)     (4,145,908)      (196,611)
  Contract maintenance charges .......................           (68)            (102,168)        (54,444)        (1,548)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                   --              --             --
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     2,203,893           16,518,086      31,355,579      6,390,376
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         7,006              (13,976)         14,390         22,745
                                                           ---------         ------------    ------------     ----------
Increase (Decrease) in Net Assets ....................     2,211,031           19,743,223      41,387,836      7,011,255
Net Assets -- Beginning of Period ....................            --           81,812,986      40,425,150        969,962
                                                           ---------         ------------    ------------     ----------
Net Assets -- End of Period ..........................     $2,211,031        $101,556,209    $ 81,812,986     $7,981,217
                                                           ==========        ============    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                   --              --             --
Units Redeemed .......................................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Net Increase (Decrease) ..............................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            25                  321             434            116
Units Redeemed .......................................            (3)                (195)           (181)           (55)
                                                           -----------       ------------    ------------     ----------
Net Increase (Decrease) ..............................            22                  126             253             61
                                                           -----------       ------------    ------------     ----------



                                                       EQ/TCW Equity
                                                             (b)
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (790)
 Net realized gain (loss) on investments .............      7,151
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,450
                                                         --------
 Net increase (decrease) in net assets from
  operations .........................................     12,811
                                                         --------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    111,359
  Transfers between funds including guaranteed
   interest account, net .............................    906,064
  Transfers for contract benefit and terminations         (61,038)
  Contract maintenance charges .......................        (24)
  Adjustments to net assets allocated to
   contracts in payout period ........................         --
                                                         --------
Net increase (decrease) in net assets from
 contractowners transactions .........................    956,361
                                                         --------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        790
                                                         --------
Increase (Decrease) in Net Assets ....................    969,962
Net Assets -- Beginning of Period ....................          -
                                                         --------
Net Assets -- End of Period ..........................   $969,962
                                                         ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................         --
Units Redeemed .......................................         --
                                                         --------
Net Increase (Decrease) ..............................         --
                                                         --------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................         11
Units Redeemed .......................................         (2)
                                                         --------
Net Increase (Decrease) ..............................          9
                                                         --------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/UBS              EQ/Van Kampen
                                                           Growth and Income (b)        Comstock (c)
                                                       ------------------------------ ---------------
                                                            2005            2004            2005
                                                       -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $    5,090      $   869        $  22,324
 Net realized gain (loss) on investments .............       19,641        2,620            7,107
 Change in unrealized appreciation (depreciation)
  of investments .....................................      352,245        3,411          170,520
                                                         ----------     --------       ----------
 Net increase (decrease) in net assets from
  operations .........................................      376,976        6,900          199,951
                                                         ----------     --------       ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    2,756,838       38,623        1,799,191
  Transfers between funds including guaranteed
   interest account, net .............................    4,761,728      174,435        4,787,626
  Transfers for contract benefit and terminations          (197,350)         (72)        (114,273)
  Contract maintenance charges .......................         (742)          (4)            (766)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --           --               --
                                                         ----------     --------       ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    7,320,474      212,982        6,471,778
                                                         ----------     --------       ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       17,671          284            9,774
                                                         ----------     --------       ----------
Increase (Decrease) in Net Assets ....................    7,715,121      220,166        6,681,503
Net Assets -- Beginning of Period ....................      220,166            -               --
                                                         ----------     --------       ----------
Net Assets -- End of Period ..........................   $7,935,287     $220,166       $6,681,503
                                                         ==========     ========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --           --               --
Units Redeemed .......................................           --           --               --
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           --           --               --
                                                         ----------     --------       ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           95            2               68
Units Redeemed .......................................          (29)          (1)              (4)
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           66            1               64
                                                         ----------     --------       ----------



                                                                 EQ/Van Kampen               EQ/Van Kampen
                                                            Emerging Markets Equity       Mid Cap Growth (c)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,273,605)   $    (708,832)       $  (15,509)
 Net realized gain (loss) on investments .............     37,803,459       26,788,681           267,812
 Change in unrealized appreciation (depreciation)
  of investments .....................................     17,450,383       (1,598,152)           26,382
                                                        -------------    -------------        ----------
 Net increase (decrease) in net assets from
  operations .........................................     53,980,237       24,481,697           278,685
                                                        -------------    -------------        ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     29,966,531       18,121,034           834,024
  Transfers between funds including guaranteed
   interest account, net .............................     41,778,957       14,604,380         3,828,631
  Transfers for contract benefit and terminations         (19,281,156)     (12,364,648)          (74,439)
  Contract maintenance charges .......................       (154,362)        (107,940)             (237)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                --
                                                        -------------    -------------        ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     52,309,970       20,252,826         4,587,979
                                                        -------------    -------------        ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (95,387)          43,918             6,553
                                                        -------------    -------------        ----------
Increase (Decrease) in Net Assets ....................    106,194,820       44,778,441         4,873,217
Net Assets -- Beginning of Period ....................    146,637,505      101,859,064                --
                                                        -------------    -------------        ----------
Net Assets -- End of Period ..........................  $ 252,832,325    $ 146,637,505        $4,873,217
                                                        =============    =============        ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                --
Units Redeemed .......................................             --               --                --
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................             --               --                --
                                                        -------------    -------------        ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................          1,338            1,030                89
Units Redeemed .......................................           (948)            (844)              (50)
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................            390              186                39
                                                        -------------    -------------        ----------



                                                           EQ/Wells Fargo
                                                        Montgomery Small Cap
                                                       ---------------------
                                                                2005
                                                       ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................       $  25,090
 Net realized gain (loss) on investments .............          41,734
 Change in unrealized appreciation (depreciation)
  of investments .....................................         (20,590)
                                                             ---------
 Net increase (decrease) in net assets from
  operations .........................................          46,234
                                                             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............         176,866
  Transfers between funds including guaranteed
   interest account, net .............................         332,821
  Transfers for contract benefit and terminations               (8,728)
  Contract maintenance charges .......................            (115)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --
                                                             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................         500,844
                                                             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           3,039
                                                             ---------
Increase (Decrease) in Net Assets ....................         550,117
Net Assets -- Beginning of Period ....................              --
                                                             ---------
Net Assets -- End of Period ..........................       $ 550,117
                                                             =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --
Units Redeemed .......................................              --
                                                             ---------
Net Increase (Decrease) ..............................              --
                                                             ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              37
Units Redeemed .......................................             (32)
                                                             ---------
Net Increase (Decrease) ..............................               5
                                                             ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 Laudus Rosenberg
                                                           VIT Value Long/Short Equity        U.S. Real Estate -- Class II
                                                         --------------------------------   ---------------------------------
                                                               2005             2004              2005              2004
                                                         ---------------   --------------   ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $    (75,503)      $  (30,970)     $  1,829,198      $     58,293
 Net realized gain (loss) on investments .............         135,572            7,957         5,851,541         2,733,520
 Change in unrealized appreciation (depreciation)
  of investments .....................................          99,496           18,472         3,287,089         4,433,879
                                                          ------------       ----------      ------------      ------------
 Net increase (decrease) in net assets from
  operations .........................................         159,565           (4,541)       10,967,828         7,225,692
                                                          ------------       ----------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,559,694          546,309        18,737,635         8,136,619
  Transfers between funds including guaranteed
   interest account, net .............................       6,246,577          913,136        18,972,517        34,553,298
  Transfers for contract benefit and terminations           (1,368,445)        (145,615)       (6,156,232)       (1,082,231)
  Contract maintenance charges .......................          (2,610)            (605)          (44,602)           (6,296)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       6,435,216        1,313,225        31,509,318        41,601,390
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          16,504           20,320            11,899            17,447
                                                          ------------       ----------      ------------      ------------
Increase (Decrease) in Net Assets ....................       6,611,285        1,329,004        42,489,045        48,844,387
Net Assets -- Beginning of Period ....................       1,725,252          396,248        51,251,373         2,406,847
                                                          ------------       ----------      ------------      ------------
Net Assets -- End of Period ..........................    $  8,336,537       $1,725,252      $ 93,740,418      $ 51,251,373
                                                          ============       ==========      ============      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --               --                --                --
Units Redeemed .......................................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             151               54               589               604
Units Redeemed .......................................             (90)             (42)             (378)             (271)
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              61               12               211               333
                                                          ------------       ----------      ------------      ------------

-------
(a) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(b) Commenced operations on October 25, 2004.
(c) Commenced operations on May 9, 2005.
(d) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.
The Account consists of 67 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions(14)
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------
 (1) Formerly known as AXA Premier VIP Small/Mid Cap Growth.
 (2) Formerly known as AXA Premier VIP Small/Mid Cap Value.
 (3) Formerly known as EQ/Alliance Premier Growth.
 (4) Formerly known as EQ/Enterprise Small Company Growth.
 (5) Formerly known as EQ/Enterprise Equity Income.
 (6) Formerly known as EQ/FI Small/Mid Cap Value.
 (7) Formerly known as EQ/Enterprise Small Company Value.
 (8) Formerly known as J.P. Morgan Core Bond.
 (9) Formerly known as J.P. Morgan Value Opportunities.
 (10) Formerly known as EQ/Enterprise Growth.
 (11) Formerly known as EQ/Enterprise Equity.
 (12) Formerly known as EQ/Enterprise Growth and Income.
 (13) Formerly known as EQ/Emerging Markets Equity.
 (14) Formerly EQ/Mergers and Acquisitions.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, EQUIPLAN and Old Contracts and


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


2. Significant Accounting Policies (Concluded)

quarterly under Momentum and Momentum Plus.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:



                                                        Purchases        Sales
                                                     -------------- --------------
AXA Aggressive Allocation ........................    $ 20,286,012   $  7,280,120
AXA Conservative Allocation ......................      20,771,778     16,741,251
AXA Conservative Plus Allocation .................      20,581,149      8,979,264
AXA Moderate Allocation ..........................     158,093,405    252,023,623
AXA Moderate Plus Allocation .....................      69,067,963     13,056,447
AXA Premier VIP Aggressive Equity ................      48,198,108    192,848,007
AXA Premier VIP Core Bond ........................      22,789,440     18,145,330
AXA Premier VIP Health Care ......................      22,800,063     16,390,932
AXA Premier VIP High Yield .......................      73,569,006     61,242,533
AXA Premier VIP International Equity .............      32,251,243     20,050,755
AXA Premier VIP Large Cap Core Equity ............       4,988,952     10,562,898
AXA Premier VIP Large Cap Growth .................      14,008,465     18,435,585
AXA Premier VIP Large Cap Value ..................      23,050,748     12,369,343
AXA Premier VIP Small/Mid Cap Growth .............      29,500,597     25,016,612
AXA Premier VIP Small/Mid Cap Value ..............      31,275,149     22,823,225
AXA Premier VIP Technology .......................      58,298,727     77,204,590
EQ/Alliance Common Stock .........................     201,110,333    728,242,518
EQ/Alliance Growth & Income ......................     222,912,555    256,920,189
EQ/Alliance Intermediate Government Sec. .........      33,179,826     47,292,377
EQ/Alliance International ........................     147,333,376    167,755,097
EQ/Alliance Large Cap Growth .....................      33,918,871     50,237,257
EQ/Alliance Quality Bond .........................      46,387,721     49,422,862
EQ/Alliance Small Cap Growth .....................      77,692,692    106,167,204
EQ/Ariel Appreciation II .........................         590,497          1,166
EQ/Bears Stearns Small Company Growth ............      25,603,101     11,806,208
EQ/Bernstein Diversified Value ...................     105,428,185     72,839,572
EQ/Boston Advisors Equity Income .................      41,658,513     12,607,883
EQ/Calvert Socially Responsible ..................       5,375,240      2,921,400
EQ/Capital Guardian Growth .......................       4,366,329      2,676,103
EQ/Capital Guardian International ................      32,485,455     16,410,729
EQ/Capital Guardian Research .....................      19,551,183     33,916,158
EQ/Capital Guardian U.S. Equity ..................      35,755,374     23,721,606
EQ/Caywood-Scholl High Yield Bond ................       7,016,514      1,432,360
EQ/Equity 500 Index ..............................     205,385,530    260,469,782
EQ/Evergreen International Bond ..................         542,177         39,544
EQ/Evergreen Omega ...............................       7,028,073      7,478,376

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases       Sales
                                                         ------------- -------------
EQ/FI Mid Cap ........................................    110,107,874    49,703,321
EQ/FI Small/Mid Cap Value ............................    171,943,717   103,825,943
EQ/GAMCO Mergers and Acquisitions ....................      2,821,985       287,414
EQ/GAMCO Small Company Value .........................     48,876,460    13,089,587
EQ/International Growth ..............................      4,640,753     2,563,977
EQ/Janus Large Cap Growth ............................     18,432,188    15,170,608
EQ/JPMorgan Core Bond ................................     54,147,666    21,999,172
EQ/JPMorgan Value Opportunities ......................     10,394,809    14,744,302
EQ/Lazard Small Cap Value ............................     83,613,085    46,784,042
EQ/Legg Mason Value Equity ...........................      2,233,131        85,797
EQ/Long Term Bond ....................................     14,087,892     3,362,045
EQ/Lord Abbett Growth and Income .....................      1,982,051       289,415
EQ/Lord Abbett Large Cap Core ........................      2,183,032       346,498
EQ/Lord Abbett Mid Cap Value .........................     12,435,793     2,265,609
EQ/Marsico Focus .....................................     91,931,067    39,699,274
EQ/Mercury Basic Value Equity ........................     85,832,640    79,553,878
EQ/Mercury International Value .......................     89,583,832    48,521,793
EQ/MFS Emerging Growth Companies .....................     39,617,877    90,295,500
EQ/MFS Investors Trust ...............................      3,153,353     4,615,027
EQ/Money Market ......................................     78,366,806    81,839,419
EQ/Montag & Caldwell Growth ..........................      3,364,529       816,682
EQ/PIMCO Real Return .................................     16,214,259     1,109,695
EQ/Short Duration Bond ...............................      2,498,299       274,093
EQ/Small Company Index ...............................     48,405,372    27,441,789
EQ/TCW Equity ........................................     12,726,392     6,375,674
EQ/UBS Growth and Income .............................     10,598,708     3,255,473
EQ/Van Kampen Comstock ...............................      7,062,632       558,756
EQ/Van Kampen emerging Markets Equity ................    176,999,317   118,105,382
EQ/Van Kampen Mid Cap Growth .........................     10,710,914     6,131,892
EQ/Wells Fargo Montgomery Small Cap ..................      4,217,945     3,688,913
Laudus Rosenberg VIT Value Long/Short Equity .........     16,195,745     9,819,511
U.S. Real Estate .....................................     90,590,192    57,239,756

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Class II Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


4. Expenses and Related Party Transactions (Concluded)

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------
May 14, 2004               Removed Portfolio      Surviving Portfolio
                                                   AXA Premier VIP
                            EQ/Technology           Technology
--------------------------------------------------------------------------------
Shares -- Class B             20,685,303              10,173,397
Value -- Class B          $   84,230,707            $ 84,230,707
Net Assets before merger  $   84,230,707            $ 27,132,329
Net Assets after merger               --            $111,363,036

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts
---------------------------------------        0.58%            0.16%           --         0.74%
EQUIPLAN Contracts                             0.58%            0.16%           --         0.74%
---------------------------------------
EQUI-VEST Series 100/Momentum Contracts
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        0.56%           0.60%            0.24%      1.40%
All Other Funds .......................        0.50%           0.60%            0.24%      1.34%
EQUI-VEST Series 200
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        1.15%           0.25%            --         1.40%
All Other Funds .......................        1.09%           0.25%            --         1.34%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Continued)


                                          Mortality and                     Financial
                                          Expense Risks   Other Expenses   Accounting     Total
                                         --------------- ---------------- ------------ ----------
Old Contracts
--------------------------------------        0.58%           0.16%            --      0.74%
EQUI-VEST Series 300 and 400 Contracts
---------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
AXA Premier VIP Aggressive Equity
AXA Moderate Allocation ..............        1.10%           0.24%            --      1.34%
All Other Funds ......................        1.10%           0.24%            --      1.34%
Momentum Plus Contracts                       1.10%           0.25%            --      1.35%
---------------------------------------
EQUI-VEST Series 500 Contracts                1.20%           0.25%            --      1.45%
---------------------------------------
EQUI-VEST Series 600 and 800 Contracts        0.95%           0.25%            --      1.20%
---------------------------------------
EQUI-VEST Vantage Contracts
---------------------------------------
0.90 All Funds .......................        0.90%             --             --      0.90%
0.70 All Funds .......................        0.70%             --             --      0.70%
0.50 All Funds .......................        0.50%             --             --      0.50%
EQUI-VEST Strategies Contracts
---------------------------------------
1.20% All Funds ......................        1.20%             --             --      1.20%
0.90% All Funds ......................        0.90%             --             --      0.90%
0.70% All Funds ......................        0.70%             --             --      0.70%
0.50% All Funds ......................        0.50%             --             --      0.50%
0.25% All Funds ......................        0.25%             --             --      0.25%
EQUI-VEST Express Series 700 Contracts        0.70%           0.25%            --      0.95%
---------------------------------------

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contracts for participants of the Teachers Retirement System of the State of Texas and EQUI-VEST Strategies the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.



                                When charge
Charges                         is deducted                      Amount deducted                         How deducted
------------------------------ ------------- ------------------------------------------------------ ----------------------
Charge for Trust expenses      Daily         Vary by portfolio                                      Unit value
Annual Administrative charge   Annual        $30 or during the first two contract years 2% of the   Unit liquidation from
                                             account value (plus any prior withdrawal during the    account value
                                             Contract Year) if less.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Concluded)


                                            When charge
Charges                                     is deducted
------------------------------------ ------------------------
Annual Policy fee                    Annual
Withdrawal Charge                    At time of transaction
Plan Loan charges                    At time of transaction
Annuity Payout option                At time of transaction
Charge for third-party transfer or   At time of transaction
exchange
Enhanced death benefit charge        Participation date
                                     anniversary



Charges                                                  Amount deducted                         How deducted
------------------------------------ ------------------------------------------------------ ----------------------
Annual Policy fee                    Low - Depending on account value, lesser of $30        Unit liquidation from
                                     or .50% of account value plus the amount of any        account value
                                     active loan.
                                     High - Depending on account value, in Years 1 to       Unit liquidation from
                                     2 lesser of $30 or 2% of account value, thereafter     account value
                                     $30.
Withdrawal Charge                    Low - 6% of withdrawals or contributions made in       Unit liquidation
                                     the current and prior five participation years,
                                     whichever is less.
                                     High - 6% of the amount withdrawn, generally
                                     declining for the first through the 12th contract
                                     year.
                                     Exceptions and limitations may eliminate or reduce
                                     the withdrawal charge.
Plan Loan charges                    $25 set-up fee and $6 quarterly recordkeeping fee      Unit liquidation
Annuity Payout option                $350 annuity administration fee                        Unit liquidation
Charge for third-party transfer or   $25                                                   Unit liquidation
exchange
Enhanced death benefit charge        0.15% of the account value                             Unit liquidation


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Aggressive Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 130.82
         Highest contract charge 1.45% Class B (l)     $ 128.03
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 121.67
         Highest contract charge 1.45% Class B (l)     $ 120.22
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 109.38
         Highest contract charge 1.45% Class B (l)     $ 109.12
         All contract charges                                --
AXA Conservative Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 110.08
         Highest contract charge 1.45% Class B (l)     $ 107.73
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 108.00
         Highest contract charge 1.45% Class B (l)     $ 106.71
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 102.37
         Highest contract charge 1.45% Class B (l)     $ 102.13
         All contract charges                                --
AXA Conservative-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 114.94
         Highest contract charge 1.45% Class B (l)     $ 112.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 111.89
         Highest contract charge 1.45% Class B (l)     $ 110.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 104.36
         Highest contract charge 1.45% Class B (l)     $ 104.11
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 183.99
         Highest contract charge 1.45% Class A         $ 126.17
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 176.72
         Highest contract charge 1.45% Class A         $ 121.87
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 163.61
         Highest contract charge 1.45% Class A         $ 113.45
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  42.91
         Highest contract charge 1.45% Class A         $  96.40
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  49.61
         Highest contract charge 1.45% Class A         $ 111.81
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 109.79
         Highest contract charge 1.20% Class B         $ 126.19
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            7.52%
                     --                 --           --            6.50%
                    178         $   22,965         4.92%             --
  2004               --                 --           --           11.24%
                     --                 --           --           10.17%
                     75         $    9,099         2.30%             --
  2003               --                 --           --            9.38%
                     --                 --           --            9.12%
                      9         $    1,003         0.70%             --
AXA Conservative Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            1.93%
                     --                 --           --            0.96%
                    112         $   12,046         3.96%             --
  2004               --                 --           --            5.50%
                     --                 --           --            4.49%
                     75         $    8,142         4.16%             --
  2003               --                 --           --            2.37%
                     --                 --           --            2.13%
                      8         $      940         5.61%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            2.73%
                     --                 --           --            1.75%
                    180         $   20,363         4.94%             --
  2004               --                 --           --            7.21%
                     --                 --           --            6.19%
                     80         $    8,873         3.68%             --
  2003               --                 --           --            4.36%
                     --                 --           --            4.11%
                      9         $      866         6.35%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.11%
                     --                 --           --            3.53%
                 21,774         $1,543,159         2.54%             --
  2004               --                 --           --            8.02%
                     --                 --           --            7.42%
                 23,508         $1,615,459         2.75%             --
  2003               --                 --           --           18.35%
                     --                 --           --           17.69%
                 25,117         $1,607,776         2.41%             --
  2002               --                 --           --          (13.31)%
                     --                 --           --          (13.78)%
                 27,370         $1,493,481         1.47%             --
  2001               --                 --           --          ( 2.91)%
                     --                 --           --          ( 3.27)%
                 22,042         $1,285,472         2.61%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.27%
                     --                 --           --            3.54%
                    916         $  113,231         2.54%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Moderate Allocation (b)(j) (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 105.29
         Highest contract charge 1.20% Class B         $ 121.88
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  97.33
         Highest contract charge 1.20% Class B         $ 113.46
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.10
         Highest contract charge 1.20% Class B         $  96.39
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 114.50
         Highest contract charge 1.20% Class B         $ 111.79
         All contract charges                                --
AXA Moderate-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 127.61
         Highest contract charge 1.45% Class B (l)     $ 124.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 120.23
         Highest contract charge 1.45% Class B (l)     $ 118.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 108.19
         Highest contract charge 1.45% Class B (l)     $ 107.93
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 103.39
         Highest contract charge 1.45% Class A         $  75.62
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $  96.18
         Highest contract charge 1.45% Class A         $  70.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $  86.37
         Highest contract charge 1.45% Class A         $  63.87
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  47.48
         Highest contract charge 1.45% Class A         $  47.01
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  67.13
         Highest contract charge 1.45% Class A         $  66.89
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $  76.37
         Highest contract charge 1.20% Class B         $  75.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  70.93
         Highest contract charge 1.20% Class B         $  70.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  63.60
         Highest contract charge 1.20% Class B         $  63.88
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  46.48
         Highest contract charge 1.20% Class B         $  47.01
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (b)(j) (Continued)
---------------------------------------------------------------------------
  2004               --                 --           --            8.18%
                     --                 --           --            7.42%
                    833         $   99,021         2.75%             --
  2003               --                 --           --           18.55%
                     --                 --           --           17.71%
                    750         $   82,998         2.41%             --
  2002               --                 --           --          (12.38)%
                     --                 --           --          (13.78)%
                    743         $   69,620         1.47%             --
  2001               --                 --           --          ( 2.98)%
                     --                 --           --          ( 3.27)%
                    445         $   48,578         2.61%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            6.14%
                     --                 --           --            5.13%
                    728         $   91,285         5.08%             --
  2004               --                 --           --           11.13%
                     --                 --           --           10.07%
                    277         $   32,979         3.51%             --
  2003               --                 --           --            8.19%
                     --                 --           --            7.93%
                     23         $    2,390         2.59%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.50%
                     --                 --           --            6.90%
                 12,174         $1,031,638           --              --
  2004               --                 --           --           11.37%
                     --                 --           --           10.75%
                 13,893         $1,098,403           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.87%
                 15,363         $1,094,790           --              --
  2002               --                 --           --          (29.27)%
                     --                 --           --          (29.72)%
                 16,813         $  881,555         0.01%             --
  2001               --                 --           --          (25.98)%
                     --                 --           --          (26.08)%
                 19,670         $1,468,650         0.48%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.67%
                     --                 --           --            6.91%
                    203         $   15,262           --              --
  2004               --                 --           --           11.54%
                     --                 --           --           10.75%
                    205         $   14,345           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.88%
                    187         $   11,762           --              --
  2002               --                 --           --          (28.23)%
                     --                 --           --          (29.73)%
                    159         $    7,308         0.01%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Aggressive Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  67.82
         Highest contract charge 1.20% Class B        $  66.90
         All contract charges                               --
AXA Premier VIP Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 116.28
         Highest contract charge 1.45% Class B (d)    $ 111.90
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 114.85
         Highest contract charge 1.45% Class B (d)    $ 111.59
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.11
         Highest contract charge 1.45% Class B (d)    $ 109.00
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 107.64
         Highest contract charge 1.45% Class B (d)    $ 106.61
         All contract charges                               --
AXA Premier VIP Health Care
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 120.59
         Highest contract charge 1.45% Class B (d)    $ 116.05
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 113.31
         Highest contract charge 1.45% Class B (d)    $ 110.09
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 101.56
         Highest contract charge 1.45% Class B (d)    $  99.63
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  79.66
         Highest contract charge 1.45% Class B (d)    $  78.99
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 144.66
         Highest contract charge 1.45% Class A        $  96.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 141.28
         Highest contract charge 1.45% Class A        $  94.85
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 130.87
         Highest contract charge 1.45% Class A        $  88.34
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 123.58
         Highest contract charge 1.45% Class A        $  72.96
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 128.74
         Highest contract charge 1.45% Class A        $  76.09
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 123.08
         Highest contract charge 1.20% Class B        $  96.58
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (25.85)%
                   --                  --            --           (26.08)%
                  168            $ 11,422          0.48%              --
AXA Premier VIP Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.24%
                   --                  --            --             0.28%
                  605            $ 68,268          3.47%              --
  2004             --                  --            --             3.37%
                   --                  --            --             2.38%
                  575            $ 64,676          3.80%              --
  2003             --                  --            --             3.22%
                   --                  --            --             2.24%
                  504            $ 55,167          3.30%              --
  2002             --                  --            --             5.44%
                   --                  --            --             4.47%
                  416            $ 44,423         (6.03)%             --
AXA Premier VIP Health Care
----------------------------------------------------------------------------
  2005             --                  --            --             6.43%
                   --                  --            --             5.41%
                  361            $ 42,208          5.44%              --
  2004             --                  --            --            11.57%
                   --                  --            --            10.50%
                  318            $ 35,180          6.45%              --
  2003             --                  --            --            27.49%
                   --                  --            --            26.13%
                  234            $ 23,369          1.21%              --
  2002             --                  --            --           (19.49)%
                   --                  --            --           (20.23)%
                  129            $ 10,225            --               --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.39%
                   --                  --            --             1.82%
                  799            $131,305          7.88%              --
  2004             --                  --            --             7.96%
                   --                  --            --             7.36%
                  827            $133,524          6.69%              --
  2003             --                  --            --            21.77%
                   --                  --            --            21.09%
                  837            $125,598          5.83%              --
  2002             --                  --            --           ( 4.00)%
                   --                  --            --           ( 4.12)%
                  764            $ 94,701          9.00%              --
  2001             --                  --            --           ( 0.41)%
                   --                  --            --           ( 0.52)%
                  854            $110,339          9.64%              --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.54%
                   --                  --            --             1.83%
                  379            $ 39,438          7.88%              --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP High Yield (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 120.03
         Highest contract charge 1.20% Class B         $  94.85
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 111.01
         Highest contract charge 1.20% Class B         $  88.34
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  91.03
         Highest contract charge 1.20% Class B         $  72.96
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $  77.17
         Highest contract charge 1.20% Class B         $  76.09
         All contract charges                                --
AXA Premier VIP International Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 141.82
         Highest contract charge 1.45% Class B (d)     $ 136.48
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 123.46
         Highest contract charge 1.45% Class B (d)     $ 119.96
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 105.24
         Highest contract charge 1.45% Class B (d)     $ 103.24
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  78.74
         Highest contract charge 1.45% Class B (d)     $  77.98
         All contract charges                                --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 113.89
         Highest contract charge 1.45% Class B (d)     $ 109.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 107.24
         Highest contract charge 1.45% Class B (d)     $ 104.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  98.27
         Highest contract charge 1.45% Class B (d)     $  96.40
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  77.08
         Highest contract charge 1.45% Class B (d)     $  76.34
         All contract charges                                --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 100.98
         Highest contract charge 1.45% Class B (d)     $  97.18
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  94.42
         Highest contract charge 1.45% Class B (d)     $  91.74
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  88.96
         Highest contract charge 1.45% Class B (d)     $  87.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  68.45
         Highest contract charge 1.45% Class B (d)     $  67.79
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield (Continued)
--------------------------------------------------------------------------
  2004             --                  --            --           8.13%
                   --                  --            --           7.37%
                  319             $32,690          6.69%            --
  2003             --                  --            --          21.94%
                   --                  --            --          21.08%
                  243             $23,248          5.83%            --
  2002             --                  --            --         ( 4.81)%
                   --                  --            --         ( 4.11)%
                  136             $10,780          9.00%            --
  2001             --                  --            --         ( 0.22)%
                   --                  --            --         ( 0.52)%
                  101             $ 8,364          9.64%            --
AXA Premier VIP International Equity
--------------------------------------------------------------------------
  2005             --                  --            --          14.87%
                   --                  --            --          13.77%
                  472             $65,031          7.85%            --
  2004             --                  --            --          17.32%
                   --                  --            --          16.20%
                  402             $48,558          3.36%            --
  2003             --                  --            --          33.65%
                   --                  --            --          32.39%
                  225             $23,340          0.68%            --
  2002             --                  --            --         (18.61)%
                   --                  --            --         (19.36)%
                  125             $ 9,802            --             --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------
  2005             --                  --            --           6.20%
                   --                  --            --           5.18%
                  175             $19,342          2.43%            --
  2004             --                  --            --           9.13%
                   --                  --            --           8.08%
                  178             $18,705          4.59%            --
  2003             --                  --            --          27.49%
                   --                  --            --          26.28%
                  168             $16,352          0.16%            --
  2002             --                  --            --         (22.63)%
                   --                  --            --         (23.35)%
                  124             $ 9,465          0.36%            --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------
  2005             --                  --            --           6.95%
                   --                  --            --           5.94%
                  388             $38,002            --             --
  2004             --                  --            --           6.13%
                   --                  --            --           5.12%
                  379             $35,019            --             --
  2003             --                  --            --          29.97%
                   --                  --            --          28.74%
                  320             $28,129            --             --
  2002             --                  --            --         (30.05)%
                   --                  --            --         (30.70)%
                  204             $13,852            --             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 126.22
         Highest contract charge 1.45% Class B (d)     $ 121.47
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 118.45
         Highest contract charge 1.45% Class B (d)     $ 115.08
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 104.03
         Highest contract charge 1.45% Class B (d)     $ 102.05
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  79.76
         Highest contract charge 1.45% Class B (d)     $  79.00
         All contract charges                                --
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 104.60
         Highest contract charge 1.45% Class B (d)     $ 100.66
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  96.99
         Highest contract charge 1.45% Class B (d)     $  94.24
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  87.24
         Highest contract charge 1.45% Class B (d)     $  85.59
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  62.53
         Highest contract charge 1.45% Class B (d)     $  61.93
         All contract charges                                --
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 127.30
         Highest contract charge 1.45% Class B (d)     $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 119.18
         Highest contract charge 1.45% Class B (d)     $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 103.99
         Highest contract charge 1.45% Class B (d)     $ 102.01
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.33
         Highest contract charge 1.45% Class B (d)     $  73.62
         All contract charges                                --
AXA Premier VIP Technology (n)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 103.61
         Highest contract charge 1.45% Class B (d)     $  99.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  93.59
         Highest contract charge 1.45% Class B (d)     $  90.93
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  89.59
         Highest contract charge 1.45% Class B (d)     $  87.89
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.56%
                    --                 --            --            5.55%
                   371           $ 45,368          5.48%             --
  2004              --                 --            --           13.85%
                    --                 --            --           12.77%
                   295           $ 34,179          6.91%             --
  2003              --                 --            --           30.43%
                    --                 --            --           29.18%
                   235           $ 24,068          2.33%             --
  2002              --                 --            --          (18.88)%
                    --                 --            --          (19.62)%
                   182           $ 14,348          0.70%             --
AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --            7.85%
                    --                 --            --            6.81%
                   768           $ 78,075         13.21%             --
  2004              --                 --            --           11.17%
                    --                 --            --           10.11%
                   753           $ 71,596          1.78%             --
  2003              --                 --            --           39.52%
                    --                 --            --           38.20%
                   592           $ 50,875          1.85%             --
  2002              --                 --            --          (36.57)%
                    --                 --            --          (37.15)%
                   300           $ 18,611            --              --
AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.81%
                    --                 --            --            5.79%
                   544           $ 67,218         21.63%             --
  2004              --                 --            --           14.61%
                    --                 --            --           13.52%
                   588           $ 68,546          5.82%             --
  2003              --                 --            --           39.90%
                    --                 --            --           38.56%
                   456           $ 46,680          0.76%             --
  2002              --                 --            --          (23.60)%
                    --                 --            --          (24.31)%
                   285           $ 21,008            --              --
AXA Premier VIP Technology (n)
---------------------------------------------------------------------------
  2005              --                 --            --           10.71%
                    --                 --            --            9.66%
                 1,135           $113,949            --              --
  2004              --                 --            --            4.46%
                    --                 --            --            3.47%
                 1,266           $115,943          1.03%             --
  2003              --                 --            --           56.84%
                    --                 --            --           55.36%
                   268           $ 23,642          4.48%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Technology (n) (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  57.12
         Highest contract charge 1.45% Class B (d)    $  56.57
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $ 453.40
         Highest contract charge 1.49% Class A        $ 341.80
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $ 435.75
         Highest contract charge 1.49% Class A        $ 331.00
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $ 382.75
         Highest contract charge 1.49% Class A        $ 292.96
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $ 256.52
         Highest contract charge 1.49% Class A        $ 197.84
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $ 385.79
         Highest contract charge 1.49% Class A        $ 299.82
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.69
         Highest contract charge 1.20% Class B        $ 107.24
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  89.31
         Highest contract charge 1.20% Class B        $ 104.06
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  78.66
         Highest contract charge 1.20% Class B        $  92.29
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.86
         Highest contract charge 1.20% Class B        $  62.46
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.85
         Highest contract charge 1.20% Class B        $  94.83
         All contract charges                               --
EQ/Alliance Growth and Income
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 256.76
         Highest contract charge 1.45% Class A        $ 145.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 244.96
         Highest contract charge 1.45% Class A        $ 139.67
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 219.38
         Highest contract charge 1.45% Class A        $ 125.78
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 204.07
         Highest contract charge 1.45% Class A        $  97.61
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 262.05
         Highest contract charge 1.45% Class A        $ 125.48
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Technology (n) (Continued)
----------------------------------------------------------------------------
  2002               --                 --           --           (43.99)%
                     --                 --           --           (44.51)%
                     66         $    3,753           --               --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             4.05%
                     --                 --           --             3.26%
                 12,984         $4,188,857         1.03%              --
  2004               --                 --           --            12.98%
                     --                 --           --            14.12%
                 14,653         $4,588,775         1.19%              --
  2003               --                 --           --            49.21%
                     --                 --           --            48.08%
                 16,027         $4,423,904         1.77%              --
  2002               --                 --           --           (33.51)%
                     --                 --           --           (34.01)%
                 17,309         $3,226,657         0.05%              --
  2001               --                 --           --           (10.95)%
                     --                 --           --           (11.63)%
                 21,028         $5,921,994         2.35%              --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             3.79%
                     --                 --           --             3.05%
                  1,776         $  185,056         1.03%              --
  2004               --                 --           --            13.55%
                     --                 --           --            12.75%
                  1,725         $  174,349         1.19%              --
  2003               --                 --           --            48.80%
                     --                 --           --            47.76%
                  1,502         $  134,406         1.77%              --
  2002               --                 --           --           (31.23)%
                     --                 --           --           (34.13)%
                  1,321         $   79,564         0.05%              --
  2001               --                 --           --           (11.53)%
                     --                 --           --           (11.82)%
                  1,385         $  127,068         2.35%              --
EQ/Alliance Growth and Income
----------------------------------------------------------------------------
  2005               --                 --           --             4.82%
                     --                 --           --             4.24%
                  3,119         $  950,349         4.21%              --
  2004               --                 --           --            11.66%
                     --                 --           --            11.04%
                  3,337         $  974,792         1.66%              --
  2003               --                 --           --            29.57%
                     --                 --           --            28.86%
                  3,487         $  916,213         1.33%              --
  2002               --                 --           --           (22.12)%
                     --                 --           --           (22.21)%
                  3,693         $  752,928         1.32%              --
  2001               --                 --           --           ( 2.62)%
                     --                 --           --           ( 2.73)%
                  4,068         $1,065,247         0.99%              --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Growth and Income
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.88
         Highest contract charge 1.20% Class B        $ 145.60
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 109.44
         Highest contract charge 1.20% Class B        $ 139.68
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  97.86
         Highest contract charge 1.20% Class B        $ 125.79
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  75.41
         Highest contract charge 1.20% Class B        $  97.62
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 128.51
         Highest contract charge 1.20% Class B        $ 125.48
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.74% Class A         $  78.01
         Highest contract charge 1.45% Class A        $ 127.51
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  77.21
         Highest contract charge 1.45% Class A        $ 127.48
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  75.89
         Highest contract charge 1.45% Class A        $ 126.58
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  74.44
         Highest contract charge 1.45% Class A        $ 125.44
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  68.67
         Highest contract charge 1.45% Class A        $ 116.92
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 124.85
         Highest contract charge 1.20% Class B        $ 127.54
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 123.94
         Highest contract charge 1.20% Class B        $ 127.50
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 122.19
         Highest contract charge 1.20% Class B        $ 126.60
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.24
         Highest contract charge 1.20% Class B        $ 125.45
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.06
         Highest contract charge 1.20% Class B        $ 116.93
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income
---------------------------------------------------------------------------
  2005              --                 --            --            4.97%
                    --                 --            --            4.24%
                 1,039           $146,056          4.21%             --
  2004              --                 --            --           11.83%
                    --                 --            --           11.04%
                 1,051           $141,085          1.66%             --
  2003              --                 --            --           29.77%
                    --                 --            --           28.86%
                   964           $116,498          1.33%             --
  2002              --                 --            --          (20.14)%
                    --                 --            --          (22.21)%
                   923           $ 86,144          1.32%             --
  2001              --                 --            --          ( 2.43)%
                    --                 --            --          ( 2.74)%
                   831           $ 99,357          0.99%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            1.04%
                    --                 --            --            0.02%
                   670           $102,507          3.48%             --
  2004              --                 --            --            1.74%
                    --                 --            --            0.71%
                   768           $117,435          3.05%             --
  2003              --                 --            --            1.95%
                    --                 --            --            0.91%
                   892           $135,637          3.69%             --
  2002              --                 --            --            8.41%
                    --                 --            --            7.28%
                 1,033           $155,586          5.39%             --
  2001              --                 --            --            7.73%
                    --                 --            --            6.58%
                   680           $ 94,476          4.91%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            0.74%
                    --                 --            --            0.03%
                   276           $ 35,253          3.48%             --
  2004              --                 --            --            1.43%
                    --                 --            --            0.72%
                   293           $ 37,422          3.05%             --
  2003              --                 --            --            1.63%
                    --                 --            --            0.91%
                   331           $ 41,782          3.69%             --
  2002              --                 --            --            7.02%
                    --                 --            --            7.29%
                   339           $ 42,385          5.39%             --
  2001              --                 --            --            6.91%
                    --                 --            --            6.58%
                   180           $ 20,964          4.91%             --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 147.18
         Highest contract charge 1.45% Class A        $ 114.75
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 128.49
         Highest contract charge 1.45% Class A        $ 100.74
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 109.44
         Highest contract charge 1.45% Class A        $  86.29
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  82.20
         Highest contract charge 1.45% Class A        $  64.65
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $  92.98
         Highest contract charge 1.45% Class A        $  72.82
         All contract charges                               --
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.22
         Highest contract charge 1.20% Class B        $ 114.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  99.56
         Highest contract charge 1.20% Class B        $ 100.63
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  84.67
         Highest contract charge 1.20% Class B        $  86.19
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.95
         Highest contract charge 1.20% Class B        $  64.53
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.02
         Highest contract charge 1.20% Class B        $  72.66
         All contract charges                               --
EQ/Alliance Large Cap Growth
-----------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  66.85
         Highest contract charge 1.45% Class B        $  69.86
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  58.46
         Highest contract charge 1.45% Class B        $  61.67
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  54.21
         Highest contract charge 1.45% Class B        $  57.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  44.22
         Highest contract charge 1.45% Class B        $  47.56
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  71.03
         Highest contract charge 1.45% Class B        $  70.10
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.55%
                    --                 --            --           13.91%
                 4,512           $660,373          1.71%             --
  2004              --                 --            --           17.40%
                    --                 --            --           16.75%
                 4,746           $609,069          2.09%             --
  2003              --                 --            --           34.22%
                    --                 --            --           33.47%
                 5,029           $552,311          1.99%             --
  2002              --                 --            --          (11.11)%
                    --                 --            --          (11.21)%
                 5,501           $452,054            --              --
  2001              --                 --            --          (23.91)%
                    --                 --            --          (24.00)%
                 1,045           $ 96,619          1.61%             --
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.72%
                    --                 --            --           13.91%
                   651           $ 75,257          1.71%             --
  2004              --                 --            --           17.58%
                    --                 --            --           16.76%
                   565           $ 57,320          2.09%             --
  2003              --                 --            --           34.51%
                    --                 --            --           33.56%
                   523           $ 45,436          1.99%             --
  2002              --                 --            --          ( 9.35)%
                    --                 --            --          (11.19)%
                   469           $ 30,424            --              --
  2001              --                 --            --          (24.00)%
                    --                 --            --          (24.23)%
                    94           $  6,863          1.61%             --
EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --           14.35%
                    --                 --            --           13.27%
                 2,304           $162,638            --              --
  2004              --                 --            --            7.84%
                    --                 --            --            6.81%
                 2,548           $158,455            --              --
  2003              --                 --            --           22.58%
                    --                 --            --           21.41%
                 2,878           $167,285            --              --
  2002              --                 --            --          (29.15)%
                    --                 --            --          (32.15)%
                 3,095           $148,022            --              --
  2001              --                 --            --          (24.65)%
                    --                 --            --          (25.07)%
                 3,603           $253,526          0.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 164.70
         Highest contract charge 1.45% Class A        $ 131.90
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 162.53
         Highest contract charge 1.45% Class A        $ 130.89
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 157.69
         Highest contract charge 1.45% Class A        $ 127.69
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 157.39
         Highest contract charge 1.45% Class A        $ 124.83
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 147.79
         Highest contract charge 1.45% Class A        $ 117.34
         All contract charges                               --
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 129.96
         Highest contract charge 1.20% Class B        $ 131.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.05
         Highest contract charge 1.20% Class B        $ 130.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 124.04
         Highest contract charge 1.20% Class B        $ 127.77
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.40
         Highest contract charge 1.20% Class B        $ 124.90
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.44
         Highest contract charge 1.20% Class B        $ 117.42
         All contract charges                               --
EQ/Alliance Small Cap Growth (f)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 179.44
         Highest contract charge 1.45% Class A        $ 125.60
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 161.98
         Highest contract charge 1.45% Class A        $ 114.00
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 143.04
         Highest contract charge 1.45% Class A        $ 101.24
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  99.61
         Highest contract charge 1.45% Class A        $  72.71
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 144.40
         Highest contract charge 1.45% Class A        $ 105.52
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.34%
                    --                 --            --            0.78%
                   753           $125,885          3.89%             --
  2004              --                 --            --            3.07%
                    --                 --            --            2.50%
                   795           $131,674          4.12%             --
  2003              --                 --            --            2.87%
                    --                 --            --            2.29%
                   889           $143,533          2.80%             --
  2002              --                 --            --            6.49%
                    --                 --            --            6.38%
                 1,015           $160,021          4.01%             --
  2001              --                 --            --            6.83%
                    --                 --            --            6.72%
                   960           $142,202          6.63%             --
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.49%
                    --                 --            --            0.78%
                   256           $ 33,894          3.89%             --
  2004              --                 --            --            3.23%
                    --                 --            --            2.50%
                   261           $ 34,083          4.12%             --
  2003              --                 --            --            3.02%
                    --                 --            --            2.30%
                   274           $ 34,954          2.80%             --
  2002              --                 --            --            5.93%
                    --                 --            --            6.37%
                   292           $ 36,469          4.01%             --
  2001              --                 --            --            7.04%
                    --                 --            --            6.72%
                   226           $ 26,498          6.63%             --
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.78%
                    --                 --            --           10.17%
                 1,836           $316,938            --              --
  2004              --                 --            --           13.24%
                    --                 --            --           12.61%
                 1,990           $311,435            --              --
  2003              --                 --            --           40.02%
                    --                 --            --           39.23%
                 2,070           $287,364            --              --
  2002              --                 --            --          (31.02)%
                    --                 --            --          (31.09)%
                 2,062           $205,395            --              --
  2001              --                 --            --          (14.20)%
                    --                 --            --          (14.29)%
                 2,094           $302,370          1.04%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Alliance Small Cap Growth (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.73
         Highest contract charge 1.20% Class B        $ 125.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  83.58
         Highest contract charge 1.20% Class B        $ 114.03
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  73.69
         Highest contract charge 1.20% Class B        $ 101.26
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.55
         Highest contract charge 1.20% Class B        $  72.72
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 106.88
         Highest contract charge 1.20% Class B        $ 105.51
         All contract charges                               --
EQ/Ariel Appreciation II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $ 103.83
         Highest contract charge 1.45% Class B (q)    $ 103.60
         All contract charges                               --
EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 122.78
         Highest contract charge 1.45% Class B (o)    $ 121.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 114.80
         Highest contract charge 1.45% Class B (o)    $ 114.56
         All contract charges                               --
EQ/Bernstein Diversified Value (c)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 135.28
         Highest contract charge 1.45% Class B        $ 126.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.95
         Highest contract charge 1.45% Class B        $ 121.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 114.24
         Highest contract charge 1.45% Class B        $ 108.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  89.18
         Highest contract charge 1.45% Class B        $  85.70
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  95.39
         Highest contract charge 1.45% Class B        $ 100.70
         All contract charges                               --
EQ/Boston Advisors Equity Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 113.20
         Highest contract charge 1.45% Class B (o)    $ 111.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 107.17
         Highest contract charge 1.45% Class B (o)    $ 106.95
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.94%
                    --                 --            --           10.17%
                   411           $ 55,659            --              --
  2004              --                 --            --           13.42%
                    --                 --            --           12.61%
                   408           $ 50,408            --              --
  2003              --                 --            --           40.24%
                    --                 --            --           39.24%
                   398           $ 43,568            --              --
  2002              --                 --            --          (29.03)%
                    --                 --            --          (31.08)%
                   358           $ 28,243            --              --
  2001              --                 --            --          (14.02)%
                    --                 --            --          (14.29)%
                   297           $ 34,050          1.04%             --
EQ/Ariel Appreciation II
---------------------------------------------------------------------------
  2005              --                 --            --            3.83%
                    --                 --            --            3.60%
                     6           $    589          0.65%             --
EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------
  2005              --                 --            --            6.95%
                    --                 --            --            5.93%
                   121           $ 14,674          3.15%             --
  2004              --                 --            --           14.09%
                    --                 --            --           13.88%
                     4           $    471            --              --
EQ/Bernstein Diversified Value (c)
---------------------------------------------------------------------------
  2005              --                 --            --            4.91%
                    --                 --            --            3.91%
                 3,103           $371,731          3.32%             --
  2004              --                 --            --           13.44%
                    --                 --            --           11.80%
                 2,885           $331,846          2.14%             --
  2003              --                 --            --           28.10%
                    --                 --            --           26.88%
                 2,551           $261,872          1.40%             --
  2002              --                 --            --          (13.16)%
                    --                 --            --          (14.89)%
                 2,309           $186,392          1.38%             --
  2001              --                 --            --          ( 2.09)%
                    --                 --            --          ( 2.43)%
                 1,681           $158,997          1.37%             --
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------
  2005              --                 --            --            5.63%
                    --                 --            --            4.62%
                   307           $ 34,416          2.12%             --
  2004              --                 --            --            9.05%
                    --                 --            --            8.85%
                    41           $  4,334          4.19%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  81.24
         Highest contract charge 1.45% Class B (d)    $ 112.09
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  75.08
         Highest contract charge 1.45% Class B (d)    $ 104.60
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  72.85
         Highest contract charge 1.45% Class B (d)    $ 102.46
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  57.22
         Highest contract charge 1.45% Class B (d)    $  81.26
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.65
         Highest contract charge 1.35% Class B        $  86.71
         All contract charges                               --
EQ/Capital Guardian Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  64.85
         Highest contract charge 1.45% Class B (d)    $  94.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  62.01
         Highest contract charge 1.45% Class B (d)    $  91.64
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.05
         Highest contract charge 1.45% Class B (d)    $  88.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.88
         Highest contract charge 1.45% Class B (d)    $  72.13
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  74.89
         Highest contract charge 1.35% Class B        $  74.09
         All contract charges                               --
EQ/Capital Guardian International
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.18
         Highest contract charge 1.45% Class B (d)    $ 141.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  91.97
         Highest contract charge 1.45% Class B (d)    $ 122.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  81.36
         Highest contract charge 1.45% Class B (d)    $ 109.47
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  61.65
         Highest contract charge 1.45% Class B (d)    $  83.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  81.56
         Highest contract charge 1.35% Class B        $  80.69
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------
  2005             --                  --            --            8.20%
                   --                  --            --            7.17%
                  156             $13,658          3.79%             --
  2004             --                  --            --            3.07%
                   --                  --            --            2.09%
                  128             $10,635            --              --
  2003             --                  --            --           27.31%
                   --                  --            --           26.09%
                   96             $ 7,714            --              --
  2002             --                  --            --          (27.00)%
                   --                  --            --          (27.52)%
                   61             $ 3,909            --              --
  2001             --                  --            --          (15.47)%
                   --                  --            --          (15.85)%
                   33             $ 2,862          2.86%             --
EQ/Capital Guardian Growth
---------------------------------------------------------------------------
  2005             --                  --            --            4.58%
                   --                  --            --            3.59%
                   97             $ 6,904          0.21%             --
  2004             --                  --            --            5.01%
                   --                  --            --            4.00%
                   69             $ 4,814          0.57%             --
  2003             --                  --            --           23.33%
                   --                  --            --           22.16%
                   62             $ 4,010          0.16%             --
  2002             --                  --            --          (25.82)%
                   --                  --            --          (27.41)%
                   32             $ 1,722          0.22%             --
  2001             --                  --            --          (25.14)%
                   --                  --            --          (25.49)%
                    5             $   370            --              --
EQ/Capital Guardian International
---------------------------------------------------------------------------
  2005             --                  --            --           16.54%
                   --                  --            --           15.43%
                  588             $69,010          1.75%             --
  2004             --                  --            --           13.04%
                   --                  --            --           11.97%
                  436             $44,312          1.74%             --
  2003             --                  --            --           31.97%
                   --                  --            --           30.70%
                  230             $20,780          1.64%             --
  2002             --                  --            --          (14.59)%
                   --                  --            --          (16.28)%
                   82             $ 5,617          2.20%             --
  2001             --                  --            --          (21.63)%
                   --                  --            --          (21.96)%
                    2             $   162          1.93%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Capital Guardian Research (h)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 112.49
         Highest contract charge 1.45% Class B         $ 118.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 106.60
         Highest contract charge 1.45% Class B         $ 113.12
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  96.60
         Highest contract charge 1.45% Class B         $ 103.50
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  73.83
         Highest contract charge 1.45% Class B         $  79.87
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 109.00
         Highest contract charge 1.45% Class B         $ 107.58
         All contract charges                                --
EQ/Capital Guardian U.S. Equity (e)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 109.96
         Highest contract charge 1.45% Class B         $ 109.11
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 101.08
         Highest contract charge 1.45% Class B         $ 101.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.48
         Highest contract charge 1.45% Class B         $  75.34
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 101.25
         Highest contract charge 1.45% Class B         $ 100.16
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.56
         Highest contract charge 1.45% Class B (p)     $ 103.90
         All contract charges                                --
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 197.59
         Highest contract charge 1.45% Class A         $ 103.47
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 190.50
         Highest contract charge 1.45% Class A         $ 100.31
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 173.95
         Highest contract charge 1.45% Class A         $  92.10
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $ 191.65
         Highest contract charge 1.45% Class A         $  72.93
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $ 249.66
         Highest contract charge 1.45% Class A         $  95.12
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h)
---------------------------------------------------------------------------
  2005              --                  --           --            5.52%
                    --                  --           --            4.52%
                 1,259          $  150,283         0.54%             --
  2004              --                  --           --           10.35%
                    --                  --           --            9.30%
                 1,374          $  156,747         0.62%             --
  2003              --                  --           --           30.84%
                    --                  --           --           29.58%
                 1,433          $  149,248         0.43%             --
  2002              --                  --           --          (22.82)%
                    --                  --           --          (25.76)%
                 1,445          $  115,919         0.50%             --
  2001              --                  --           --          ( 2.90)%
                    --                  --           --          ( 3.45)%
                   137          $   14,798         0.27%             --
EQ/Capital Guardian U.S. Equity (e)
---------------------------------------------------------------------------
  2005              --                  --           --            5.43%
                    --                  --           --            4.43%
                 1,003          $  115,650         5.79%             --
  2004              --                  --           --            8.78%
                    --                  --           --            7.74%
                   937          $  103,281         0.51%             --
  2003              --                  --           --           35.72%
                    --                  --           --           34.42%
                   761          $   77,522         0.35%             --
  2002              --                  --           --          (22.46)%
                    --                  --           --          (24.78)%
                   473          $   35,863         0.59%             --
  2001              --                  --           --          ( 3.12)%
                    --                  --           --          ( 3.43)%
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------
  2005              --                  --           --            4.56%
                    --                  --           --            3.90%
                    51          $    5,355        16.21%             --
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                  --           --            3.72%
                    --                  --           --            3.15%
                 3,339          $  909,007         3.30%             --
  2004              --                  --           --            9.51%
                    --                  --           --            8.91%
                 3,638          $  957,647         1.66%             --
  2003              --                  --           --           26.99%
                    --                  --           --           26.29%
                 3,812          $  921,012         1.53%             --
  2002              --                  --           --          (23.23)%
                    --                  --           --          (23.32)%
                 3,939          $  753,523         1.07%             --
  2001              --                  --           --          (13.13)%
                    --                  --           --          (13.23)%
                 4,448          $1,108,749         1.00%             --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.27
         Highest contract charge 1.20% Class B        $  72.94
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.75
         Highest contract charge 1.20% Class B        $  95.13
         All contract charges                               --
EQ/Evergreen International Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $  97.69
         Highest contract charge 1.45% Class B (q)    $  97.47
         All contract charges                               --
EQ/Evergreen Omega
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  56.66
         Highest contract charge 1.45% Class B        $  56.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.82
         Highest contract charge 1.45% Class B        $  75.81
         All contract charges                               --
EQ/FI Mid Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  71.73
         Highest contract charge 1.45% Class B        $  68.53
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                 --            --            3.88%
                    --                 --            --            3.15%
                   907           $ 91,189          3.30%             --
  2004              --                 --            --            9.68%
                    --                 --            --            8.91%
                   860           $ 83,780          1.66%             --
  2003              --                 --            --           27.18%
                    --                 --            --           26.30%
                   740           $ 66,130          1.53%             --
  2002              --                 --            --          (22.13)%
                    --                 --            --          (23.32)%
                   641           $ 45,105          1.07%             --
  2001              --                 --            --          (12.96)%
                    --                 --            --          (13.23)%
                   513           $ 47,067          1.00%             --
EQ/Evergreen International Bond
---------------------------------------------------------------------------
  2005              --                 --            --          ( 2.31)%
                    --                 --            --          ( 2.53)%
                     5           $    503            --              --
EQ/Evergreen Omega
---------------------------------------------------------------------------
  2005              --                 --            --            3.44%
                    --                 --            --            2.46%
                   288           $ 24,388          3.05%             --
  2004              --                 --            --            6.51%
                    --                 --            --            5.49%
                   298           $ 24,676          0.35%             --
  2003              --                 --            --           37.51%
                    --                 --            --           36.21%
                   168           $ 12,964            --              --
  2002              --                 --            --          (22.68)%
                    --                 --            --          (25.12)%
                    79           $  4,434            --              --
  2001              --                 --            --          (17.75)%
                    --                 --            --          (18.77)%
                    47           $  3,577          0.01%             --
EQ/FI Mid Cap
---------------------------------------------------------------------------
  2005              --                 --            --            5.83%
                    --                 --            --            4.83%
                 2,266           $265,901         14.15%             --
  2004              --                 --            --           15.45%
                    --                 --            --           14.35%
                 1,999           $223,196          6.85%             --
  2003              --                 --            --           42.89%
                    --                 --            --           41.52%
                 1,577           $153,931            --              --
  2002              --                 --            --          (15.36)%
                    --                 --            --          (19.65)%
                 1,061           $ 73,034          0.02%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/FI Mid Cap (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.92
         Highest contract charge 1.45% Class B        $  85.28
         All contract charges                               --
EQ/FI Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 164.04
         Highest contract charge 1.45% Class B        $ 124.06
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 148.09
         Highest contract charge 1.45% Class B        $ 113.08
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 126.30
         Highest contract charge 1.45% Class B        $  97.37
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  95.25
         Highest contract charge 1.45% Class B        $  74.14
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 111.62
         Highest contract charge 1.45% Class B        $  88.20
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B         $ 105.64
         Highest contract charge 1.45% Class B        $ 104.97
         All contract charges                               --
EQ/GAMCO Small Company Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 117.75
         Highest contract charge 1.45% Class B (o)    $ 116.38
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 113.44
         Highest contract charge 1.45% Class B (o)    $ 113.20
         All contract charges                               --
EQ/International Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $ 115.64
         Highest contract charge 1.45% Class B (p)    $ 114.91
         All contract charges                               --
EQ/Janus Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  71.12
         Highest contract charge 1.45% Class B        $  63.41
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  66.62
         Highest contract charge 1.45% Class B        $  59.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.71
         Highest contract charge 1.45% Class B        $  54.27
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.68
         Highest contract charge 1.45% Class B        $  43.75
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/FI Mid Cap (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (14.19)%
                    --                 --            --           (14.68)%
                   619           $ 52,918          0.23%              --
EQ/FI Mid Cap Value
----------------------------------------------------------------------------
  2005              --                 --            --            10.77%
                    --                 --            --             9.71%
                 2,900           $446,196         11.30%              --
  2004              --                 --            --            17.26%
                    --                 --            --            16.14%
                 2,707           $379,449          9.31%              --
  2003              --                 --            --            32.60%
                    --                 --            --            31.33%
                 2,510           $303,154          0.40%              --
  2002              --                 --            --           (13.55)%
                    --                 --            --           (15.94)%
                 2,329           $214,099          0.57%              --
  2001              --                 --            --             3.06%
                    --                 --            --             2.49%
                 1,511           $166,025          0.75%              --
EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------
  2005              --                 --            --             5.64%
                    --                 --            --             4.97%
                    23           $  2,512          5.56%              --
EQ/GAMCO Small Company Value
----------------------------------------------------------------------------
  2005              --                 --            --             3.80%
                    --                 --            --             2.81%
                   341           $ 39,738         10.59%              --
  2004              --                 --            --            13.51%
                    --                 --            --            13.31%
                    47           $  5,219          9.02%              --
EQ/International Growth
----------------------------------------------------------------------------
  2005              --                 --            --            15.64%
                    --                 --            --            14.91%
                    19           $  2,170          1.92%              --
EQ/Janus Large Cap Growth
----------------------------------------------------------------------------
  2005              --                 --            --             6.76%
                    --                 --            --             5.74%
                 1,144           $ 73,252            --               --
  2004              --                 --            --            11.59%
                    --                 --            --            10.52%
                 1,078           $ 65,101          0.26%              --
  2003              --                 --            --            25.22%
                    --                 --            --            24.03%
                 1,000           $ 54,626            --               --
  2002              --                 --            --           (30.06)%
                    --                 --            --           (31.32)%
                   864           $ 37,973            --               --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Janus Large Cap Growth (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  64.18
         Highest contract charge 1.45% Class B        $  63.71
         All contract charges                               --
EQ/JPMorgan Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 117.03
         Highest contract charge 1.45% Class B (d)    $ 112.55
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 115.07
         Highest contract charge 1.45% Class B (d)    $ 111.72
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.09
         Highest contract charge 1.45% Class B (d)    $ 108.90
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.01
         Highest contract charge 1.45% Class B (d)    $ 106.90
         All contract charges                               --
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 112.39
         Highest contract charge 1.45% Class B        $ 105.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 108.69
         Highest contract charge 1.45% Class B        $ 102.84
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  98.51
         Highest contract charge 1.45% Class B        $  94.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  78.07
         Highest contract charge 1.45% Class B        $  75.30
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  96.20
         Highest contract charge 1.45% Class B        $  94.40
         All contract charges                               --
EQ/Lazard Small Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 180.45
         Highest contract charge 1.45% Class B (d)    $ 141.51
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 173.24
         Highest contract charge 1.45% Class B (d)    $ 137.16
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 148.68
         Highest contract charge 1.45% Class B (d)    $ 118.84
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.77
         Highest contract charge 1.45% Class B (d)    $  87.78
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 133.62
         Highest contract charge 1.35% Class B        $ 132.19
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Janus Large Cap Growth (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (23.63)%
                   --                  --            --           (24.08)%
                  670            $ 42,787          0.01%              --
EQ/JPMorgan Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.70%
                   --                  --            --             0.74%
                  891            $101,135          3.93%              --
  2004             --                  --            --             3.58%
                   --                  --            --             2.59%
                  627            $ 70,510          4.85%              --
  2003             --                  --            --             2.85%
                   --                  --            --             1.87%
                  468            $ 51,312          3.72%              --
  2002             --                  --            --             7.52%
                   --                  --            --             6.52%
                  291            $ 31,127         10.10%              --
EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------
  2005             --                  --            --             3.40%
                   --                  --            --             2.42%
                  466            $ 60,726          1.51%              --
  2004             --                  --            --            10.33%
                   --                  --            --             9.27%
                  497            $ 63,509          1.28%              --
  2003             --                  --            --            26.18%
                   --                  --            --            24.98%
                  530            $ 61,883          1.35%              --
  2002             --                  --            --           (18.47)%
                   --                  --            --           (20.23)%
                  563            $ 52,829          1.30%              --
  2001             --                  --            --           ( 7.65)%
                   --                  --            --           ( 8.17)%
                  602            $ 71,054          0.92%              --
EQ/Lazard Small Cap Value
----------------------------------------------------------------------------
  2005             --                  --            --             4.16%
                   --                  --            --             3.17%
                  973            $173,753          9.52%              --
  2004             --                  --            --            16.52%
                   --                  --            --            15.41%
                  834            $144,080         12.28%              --
  2003             --                  --            --            36.69%
                   --                  --            --            35.39%
                  563            $ 84,203          1.41%              --
  2002             --                  --            --           (13.98)%
                   --                  --            --           (15.10)%
                  304            $ 33,624          0.92%              --
  2001             --                  --            --            16.68%
                   --                  --            --            16.15%
                    6            $    794          6.38%              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)      $ 106.62
         Highest contract charge 1.45% Class B (q)     $ 106.38
         All contract charges                                --
EQ/Long Term Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 100.56
         Highest contract charge 1.45% Class B (s)     $  99.92
         All contract charges                                --
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.59
         Highest contract charge 1.45% Class B (s)     $ 105.91
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.21
         Highest contract charge 1.45% Class B (s)     $  91.36
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 112.11
         Highest contract charge 1.45% Class B (s)     $ 111.40
         All contract charges                                --
EQ/Marsico Focus
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 147.58
         Highest contract charge 1.45% Class B (a)     $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 133.98
         Highest contract charge 1.45% Class B (a)     $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 121.84
         Highest contract charge 1.45% Class B (a)     $ 119.25
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  93.38
         Highest contract charge 1.45% Class B (a)     $  92.27
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B (a)      $ 106.02
         Highest contract charge 1.45% Class B (a)     $ 105.87
         All contract charges                                --
EQ/Mercury Basic Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           6.62%
                    --                 --            --           6.38%
                    20           $  2,150          0.14%            --
EQ/Long Term Bond
--------------------------------------------------------------------------
  2005              --                 --            --           0.56%
                    --                 --            --         ( 0.08)%
                   105           $ 10,485          6.98%            --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           6.59%
                    --                 --            --           5.91%
                    16           $  1,731          1.68%            --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------
  2005              --                 --            --           6.21%
                    --                 --            --           8.09%
                    18           $  1,877          0.93%            --
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------
  2005              --                 --            --          12.11%
                    --                 --            --          11.40%
                    94           $ 10,450          1.72%            --
EQ/Marsico Focus
--------------------------------------------------------------------------
  2005              --                 --            --          10.15%
                    --                 --            --           9.10%
                 1,655           $236,310          2.76%            --
  2004              --                 --            --           9.96%
                    --                 --            --           8.91%
                 1,280           $167,297            --             --
  2003              --                 --            --          30.48%
                    --                 --            --          29.24%
                 1,027           $122,876            --             --
  2002              --                 --            --         (12.03)%
                    --                 --            --         (12.84)%
                   423           $ 39,072          0.05%            --
  2001              --                 --            --           6.02%
                    --                 --            --           5.94%
                    14           $  1,483            --             --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           2.44%
                    --                 --            --           1.46%
                 1,826           $344,112          5.55%            --
  2004              --                 --            --          10.02%
                    --                 --            --           8.97%
                 1,866           $346,892          5.19%            --
  2003              --                 --            --          30.53%
                    --                 --            --          29.30%
                 1,731           $297,750          0.55%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Mercury Basic Value Equity (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  88.81
         Highest contract charge 1.45% Class B        $ 107.89
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 131.84
         Highest contract charge 1.45% Class B        $ 131.37
         All contract charges                               --
EQ/Mercury International Value (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 106.30
         Highest contract charge 1.45% Class B (d)    $ 136.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  96.39
         Highest contract charge 1.45% Class B (d)    $ 124.61
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.64
         Highest contract charge 1.45% Class B (d)    $ 103.95
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.51
         Highest contract charge 1.45% Class B (d)    $  82.38
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  92.80
         Highest contract charge 1.35% Class B        $  91.80
         All contract charges                               --
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  56.29
         Highest contract charge 1.45% Class B        $  90.50
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  51.89
         Highest contract charge 1.45% Class B        $  84.23
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  46.31
         Highest contract charge 1.45% Class B        $  75.89
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  35.99
         Highest contract charge 1.45% Class B        $  59.55
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.46
         Highest contract charge 1.45% Class B        $  92.01
         All contract charges                               --
EQ/MFS Investors Trust
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  91.93
         Highest contract charge 1.45% Class B        $  91.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.19
         Highest contract charge 1.45% Class B        $  86.99
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.76
         Highest contract charge 1.45% Class B        $  79.23
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  64.03
         Highest contract charge 1.45% Class B        $  65.88
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Mercury Basic Value Equity (Continued)
----------------------------------------------------------------------------
  2002              --                 --            --           (15.42)%
                    --                 --            --           (17.87)%
                 1,648           $219,767          1.14%              --
  2001              --                 --            --             4.58%
                    --                 --            --             4.00%
                 1,296           $211,877          3.87%              --
EQ/Mercury International Value (f)
----------------------------------------------------------------------------
  2005              --                 --            --            10.28%
                    --                 --            --             9.23%
                 1,646           $206,833          1.84%              --
  2004              --                 --            --            21.04%
                    --                 --            --            19.88%
                 1,299           $149,224          1.64%              --
  2003              --                 --            --            27.40%
                    --                 --            --            26.18%
                 1,180           $112,754          2.36%              --
  2002              --                 --            --           (15.83)%
                    --                 --            --           (17.85)%
                 1,142           $ 86,429          0.99%              --
  2001              --                 --            --           (22.23)%
                    --                 --            --           (22.59)%
                    12           $  1,101          0.72%              --
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------
  2005              --                 --            --             8.48%
                    --                 --            --             7.45%
                 2,567           $342,058            --               --
  2004              --                 --            --            12.06%
                    --                 --            --            10.99%
                 2,943           $364,786            --               --
  2003              --                 --            --            28.66%
                    --                 --            --            27.44%
                 3,251           $364,052            --               --
  2002              --                 --            --           (33.56)%
                    --                 --            --           (35.28)%
                 3,497           $306,986            --               --
  2001              --                 --            --           (34.64)%
                    --                 --            --           (35.01)%
                 4,160           $562,209          0.02%              --
EQ/MFS Investors Trust
----------------------------------------------------------------------------
  2005              --                 --            --             6.65%
                    --                 --            --             5.64%
                   181           $ 16,799          0.49%              --
  2004              --                 --            --            10.84%
                    --                 --            --             9.78%
                   196           $ 17,208          0.55%              --
  2003              --                 --            --            21.44%
                    --                 --            --            20.27%
                   217           $ 17,350          0.70%              --
  2002              --                 --            --           (20.43)%
                    --                 --            --           (22.16)%
                   166           $ 10,978          0.60%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/MFS Investors Trust (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.75
         Highest contract charge 1.45% Class B        $  84.63
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $  43.38
         Highest contract charge 1.49% Class A        $  34.19
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  42.43
         Highest contract charge 1.49% Class A        $  33.69
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  42.25
         Highest contract charge 1.49% Class A        $  33.81
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  42.17
         Highest contract charge 1.49% Class A        $  34.00
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  41.81
         Highest contract charge 1.49% Class A        $  33.96
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.81
         Highest contract charge 1.20% Class B        $ 113.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 105.58
         Highest contract charge 1.20% Class B        $ 111.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 105.29
         Highest contract charge 1.20% Class B        $ 112.05
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 105.22
         Highest contract charge 1.20% Class B        $ 112.77
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 114.06
         Highest contract charge 1.20% Class B        $ 112.74
         All contract charges                               --
EQ/Montag & Caldwell Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 109.97
         Highest contract charge 1.45% Class B (o)    $ 108.69
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 104.85
         Highest contract charge 1.45% Class B (o)    $ 104.63
         All contract charges                               --
EQ/PIMCO Real Return
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $  99.91
         Highest contract charge 1.45% Class B (p)    $  99.28
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/MFS Investors Trust (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (16.74)%
                    --                 --            --           (17.21)%
                   126           $ 10,711          0.43%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.25%
                    --                 --            --             1.48%
                 1,710           $ 61,840          2.80%              --
  2004              --                 --            --             0.41%
                    --                 --            --           ( 0.36)%
                 1,808           $ 79,290          0.97%              --
  2003              --                 --            --             0.20%
                    --                 --            --           ( 0.56)%
                 2,080           $105,282          0.71%              --
  2002              --                 --            --             0.87%
                    --                 --            --             0.11%
                 2,943           $151,511          1.34%              --
  2001              --                 --            --             3.23%
                    --                 --            --             2.44%
                 2,954           $162,479          3.78%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.11%
                    --                 --            --             1.40%
                   229           $ 47,898          2.80%              --
  2004              --                 --            --             0.27%
                    --                 --            --           ( 0.43)%
                   253           $ 36,399          0.97%              --
  2003              --                 --            --             0.07%
                    --                 --            --           ( 0.64)%
                   316           $ 34,814          0.71%              --
  2002              --                 --            --             0.70%
                    --                 --            --             0.02%
                   387           $ 42,749          1.34%              --
  2001              --                 --            --             2.64%
                    --                 --            --             2.31%
                   396           $ 43,718          3.78%              --
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------
  2005              --                 --            --             4.88%
                    --                 --            --             3.88%
                    26           $  2,846          0.44%              --
  2004              --                 --            --             7.93%
                    --                 --            --             7.74%
                     2           $    224          0.27%              --
EQ/PIMCO Real Return
----------------------------------------------------------------------------
  2005              --                 --            --           ( 0.09)%
                    --                 --            --           ( 0.72)%
                   149           $ 14,808          5.70%              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Short Duration Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 100.36
         Highest contract charge 1.45% Class B (p)     $  99.72
         All contract charges                                --
EQ/Small Company Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 145.04
         Highest contract charge 1.45% Class B (d)     $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 139.82
         Highest contract charge 1.45% Class B (d)     $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 119.41
         Highest contract charge 1.45% Class B (d)     $ 117.06
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.28
         Highest contract charge 1.45% Class B (d)     $  81.43
         All contract charges                                --
EQ/TCW Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 115.29
         Highest contract charge 1.45% Class B (o)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 111.43
         Highest contract charge 1.45% Class B (o)     $ 111.19
         All contract charges                                --
EQ/UBS Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 118.70
         Highest contract charge 1.45% Class B (o)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 109.44
         Highest contract charge 1.45% Class B (o)     $ 109.21
         All contract charges                                --
EQ/Van Kampen Comstock
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.88
         Highest contract charge 1.45% Class B (p)     $ 104.21
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------
         Unit Value 0.50% to 2.75%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 178.13
         Highest contract charge 2.75% Class B         $ 225.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 134.82
         Highest contract charge 2.75% Class B         $ 171.42
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  70.62
         Highest contract charge 1.45% Class B         $  80.41
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Short Duration Bond
--------------------------------------------------------------------------
  2005                                                            0.36%
                                                                ( 0.28)%
                    22           $  2,204          2.87%            --
EQ/Small Company Index
--------------------------------------------------------------------------
  2005              --                 --            --           3.73%
                    --                 --            --           2.75%
                   723           $101,473          6.20%            --
  2004              --                 --            --          17.08%
                    --                 --            --          15.97%
                   597           $ 81,729          4.69%            --
  2003              --                 --            --          45.13%
                    --                 --            --          43.76%
                   344           $ 40,364          0.42%            --
  2002              --                 --            --         (20.43)%
                    --                 --            --         (21.16)%
                    99           $  8,126          1.01%            --
EQ/TCW Equity
--------------------------------------------------------------------------
  2005              --                 --            --           3.47%
                    --                 --            --           2.48%
                    70           $  7,961            --             --
  2004              --                 --            --          12.32%
                    --                 --            --          12.12%
                     9           $    969            --             --
EQ/UBS Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           8.46%
                    --                 --            --           7.43%
                    67           $  7,918          1.35%            --
  2004              --                 --            --          11.67%
                    --                 --            --          11.48%
                     1           $    220          2.62%            --
EQ/Van Kampen Comstock
--------------------------------------------------------------------------
  2005              --                 --            --           4.88%
                    --                 --            --           4.21%
                    64           $  6,674          2.03%            --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------
  2005              --                 --            --          32.12%
                    --                 --            --          31.57%
                 1,683           $250,448          4.75%            --
  2004              --                 --            --          23.06%
                    --                 --            --          22.47%
                 1,293           $146,341          0.68%            --
  2003              --                 --            --          55.14%
                    --                 --            --          53.67%
                 1,107           $101,661          0.84%            --
  2002              --                 --            --         ( 8.45)%
                    --                 --            --         ( 7.27)%
                 1,023           $ 60,620            --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Van Kampen Emerging Markets Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B          $ 111.05
         Highest contract charge 1.45% Class B         $  86.72
         All contract charges                                --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 124.44
         Highest contract charge 1.45% Class B (p)     $ 123.65
         All contract charges                                --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 119.72
         Highest contract charge 1.45% Class B (p)     $ 118.96
         All contract charges                                --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 109.94
         Highest contract charge 1.45% Class B (p)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 102.77
         Highest contract charge 1.45% Class B (l)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $  99.67
         Highest contract charge 1.45% Class B (l)     $  99.43
         All contract charges                                --
U.S. Real Estate -- Class II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (I)      $ 168.35
         Highest contract charge 1.45% Class B (I)     $ 164.77
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 144.56
         Highest contract charge 1.45% Class B (l)     $ 143.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 107.04
         Highest contract charge 1.45% Class B (l)     $ 106.78
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
---------------------------------------------------------------------------
  2001             --                  --            --           (6.01)%
                   --                  --            --           (6.53)%
                  966             $61,468            --              --
EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------
  2005             --                  --            --           24.44%
                   --                  --            --           23.65%
                   39             $ 4,864            --              --
EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------
  2005             --                  --            --           19.72%
                   --                  --            --           18.96%
                    5             $   547         11.63%             --
Laudus Rosenberg VIT Value Long/Short Equity
---------------------------------------------------------------------------
  2005             --                  --            --            6.97%
                   --                  --            --            5.95%
                   77             $ 8,297            --              --
  2004             --                  --            --            3.11%
                   --                  --            --            2.13%
                   16             $ 1,704            --              --
  2003             --                  --            --           (0.33)%
                   --                  --            --           (0.57)%
                    4             $   395            --              --
U.S. Real Estate -- Class II
---------------------------------------------------------------------------
  2005             --                  --            --           16.46%
                   --                  --            --           15.06%
                  567             $93,699          3.84%             --
  2004             --                  --            --           35.12%
                   --                  --            --           34.10%
                  356             $51,219          2.49%
  2003             --                  --            --            7.04%
                   --                  --            --            6.78%
                   23             $ 2,405            --              --

----------
(a) Units were made available for sale on October 22, 2001.
(b) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio for Alliance Investors occurred on May 18, 2001.
(c) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001.
(d) Units were made available for sale on January 14, 2002.
(e) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002.
(f) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002.
(g) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.
(l) Units were made available on October 20, 2003.
(m) Units were made available on June 20, 2003.

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2005


7. Accumulation Unit Values (Concluded)


(n) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(o) Units were made available for sale on October 25, 2004.
(p) Units were made available on May 9, 2005.
(q) Units were made available on October 17, 2005.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-79

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

EQUI-VEST(R) Employer-Sponsored Retirement Programs



SUPPLEMENT DATED MAY 1, 2006 TO THE EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2006



     EQUI-VEST(R) VANTAGE(SM)
--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2006, for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("Prospectus").


We offer the EQUI-VEST(R) Vantage(SM) contract to fund certain Section 403(b) plans ("plans"). The EQUI-VEST(R) Vantage(SM)contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(R) Vantage(SM) contract may not currently be available in every state. Your financial professional can provide information about state availability.


EQUI-VEST(R) Vantage(SM) is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(R) Vantage(SM) contract holder. Certain rights may be exercised by employees covered under an employer`s plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant`s participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant`s properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.1


We offer the EQUI-VEST(R) Vantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage(SM), does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(R) Vantage(SM) TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

                                  ----------

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST(R) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST(R) Vantage(SM) contract. An exchange for participation in an EQUI-VEST(R) Vantage(SM) contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST(R) Vantage(SM) and the provisions of the EQUI-VEST(R) series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

-------

1 This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage(SM) product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the Prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed. In this supplement, unless otherwise stated, "you" and "your" refers to the participant.



                                                                          X01245

1. THE FOLLOWING PARAGRAPH IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED PROGRAMS AT A GLANCE -- KEY FEATURES" UNDER "TAX ADVANTAGES" ON PAGE 10 OF THE PROSPECTUS:



   EQUI-VEST(R) VANTAGE(SM)
   TAX ADVANTAGES              You should be aware that electing the optional
                               "enhanced death benefit" may have limited usefulness due to the effect of Required Minimum
                               Distributions ("RMDs"). Your required withdrawals reduce this benefit and may have the effect of eliminating your ability to utilize the entire benefit. You should consult with your tax adviser and consider whether you can satisfy your RMD from another similar qualified source prior to purchasing this benefit.



2. THE FOLLOWING IS ADDED AS A NEW HEADING TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" BEFORE "PAYOUT OPTIONS" ON PAGE 10 OF THE PROSPECTUS:



   EQUI-VEST(R) VANTAGE(SM)
   DEATH BENEFIT PROTECTION    The contract provides a death benefit for the
                               beneficiary should you die. The death benefit is equal to your account value or the minimum death benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.



3. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" ON PAGE 11 OF THE PROSPECTUS:


--------------------------------------------------------------------------------
FEES AND CHARGES FOR       o  Separate account charge deducted daily on amounts
EQUI-VEST(R) VANTAGE(SM)      invested in variable investment options: Varies by
                              employer group, annual rate ranges between 0.50%
                              -- 0.90%.

                           o Annual administrative charge: There is no annual administrative charge.

                           o Charge for third-party transfer (such as in the case of a direct transfer of the account value to another 403(b) arrangement ("employer-designated funding vehicle") or a transfer or direct rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or
                              Section 403(b)(7) of the Internal Revenue Code respectively or such other qualified plan or arrangement as permitted by applicable law, or a direct rollover to a traditional IRA contract):
                              $25 current ($65 maximum) per occurrence per participant.

                           o No sales charge deducted at the time contributions are made.

                           o Withdrawal charge: We deduct a charge of up to 6% of the amount withdrawn from your account value for withdrawals made (or of the defaulted loan amount, if applicable) in the first five contract years or participation years, depending upon the employer's group. The total of all withdrawal charges may not exceed 8% of all contributions attributable to the participant in the first five contract or participation years (as applicable) that are permitted to be withdrawn.

                           o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.


                           o We deduct an annual charge equal to 0.15% of the account value on each participation date anniversary if you elect the optional enhanced death benefit.

                           o We deduct an annuity administrative fee of $350 from amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                           o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.


                           o For variations, including variations in fees and charges for certain contract owners in the State of Texas, please see Appendix II.
--------------------------------------------------------------------------------

4. VARIABLE INVESTMENT OPTIONS

The Variable Investment Options for which information is provided in Section 5 below are available under the contract, subject to state regulatory approval and availability under your employer's plan.



5. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" ON PAGE 26 OF THE PROSPECTUS:



FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) VANTAGE(SM) certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted
when you surrender your certificate or make certain withdrawals)                           6.00%

Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350

Charge for third-party transfer or direct rollover                                         $65 maximum per participant for each
                                                                                           occurrence; currently $25 per participant
                                                                                           for each occurrence.


The next table describes the fees and expenses that you will pay periodically during the time that you have your certificate, not including underlying trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Separate Account charge(1)                                                                  0.50% to 0.90% maximum


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each participation date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                                        $0


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from the account value each year if you elect the optional enhanced death benefit

Optional enhanced death benefit charge (as a percentage of your account value) is
deducted annually on each participation date anniversary                                    0.15%
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted              Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or           ------     -------
other expenses)(2)                                                                          0.63%      7.31%

-----------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.



---------------------------------------------------------------------------------------
                                                   Management     12b-1       Other
 Portfolio Name                                     Fees(3)     Fees(4)   expenses(5)
---------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%         0.25%     0.19%
AXA Conservative Allocation                      0.10%         0.25%     0.22%
AXA Conservative-Plus Allocation                 0.10%         0.25%     0.19%
AXA Moderate Allocation                          0.10%         0.25%     0.17%
AXA Moderate-Plus Allocation                     0.10%         0.25%     0.17%
AXA Premier VIP Aggressive Equity                0.60%         0.25%     0.20%
AXA Premier VIP Core Bond                        0.60%         0.25%     0.18%
AXA Premier VIP Health Care                      1.20%         0.25%     0.28%
AXA Premier VIP High Yield                       0.58%         0.25%     0.18%
AXA Premier VIP International Equity             1.05%         0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%         0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%         0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%         0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%         0.25%     0.19%
AXA Premier VIP Technology                       1.20%         0.25%     0.22%
---------------------------------------------------------------------------------------
 AXA Advisors Trust:
---------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%         0.25%     0.13%
EQ/Alliance Growth and Income                    0.56%         0.25%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%         0.25%     0.14%
EQ/Alliance International                        0.72%         0.25%     0.21%
EQ/Alliance Large Cap Growth                     0.90%         0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%         0.25%     0.13%
EQ/Alliance Small Cap Growth                     0.75%         0.25%     0.13%
EQ/Bear Stearns Small Company Growth             1.00%         0.25%     0.20%
EQ/Bernstein Diversified Value                   0.61%         0.25%     0.13%
EQ/Boston Advisors Equity Income                 0.75%         0.25%     0.16%
EQ/Calvert Socially Responsible                  0.65%         0.25%     0.27%
EQ/Capital Guardian Growth                       0.65%         0.25%     0.17%
EQ/Capital Guardian International                0.85%         0.25%     0.23%
EQ/Capital Guardian Research                     0.65%         0.25%     0.13%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%         0.25%     0.24%
EQ/Equity 500 Index                              0.25%         0.25%     0.13%
EQ/Evergreen International Bond                  0.70%         0.25%     6.36%
EQ/Evergreen Omega                               0.65%         0.25%     0.18%
EQ/FI Mid Cap                                    0.69%         0.25%     0.14%
EQ/FI Mid Cap Value                              0.73%         0.25%     0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%         0.25%     0.66%
EQ/GAMCO Small Company Value                     0.79%         0.25%     0.14%
EQ/International Growth                          0.85%         0.25%     0.29%
EQ/Janus Large Cap Growth                        0.90%         0.25%     0.15%
EQ/JPMorgan Core Bond                            0.44%         0.25%     0.13%
EQ/JPMorgan Value Opportunities                  0.60%         0.25%     0.15%
EQ/Lazard Small Cap Value                        0.73%         0.25%     0.14%
EQ/Legg Mason Value Equity                       0.65%         0.25%     3.07%
EQ/Long Term Bond                                0.50%         0.25%     0.18%
EQ/Lord Abbett Growth and Income                 0.65%         0.25%     0.93%
EQ/Lord Abbett Large Cap Core                    0.65%         0.25%     1.32%
EQ/Lord Abbett Mid Cap Value                     0.70%         0.25%     0.40%
EQ/Marsico Focus                                 0.87%         0.25%     0.13%
EQ/Mercury Basic Value Equity                    0.57%         0.25%     0.13%
EQ/Mercury International Value                   0.85%         0.25%     0.23%
EQ/MFS Emerging Growth Companies                 0.65%         0.25%     0.14%
EQ/MFS Investors Trust                           0.60%         0.25%     0.18%
EQ/Money Market                                  0.34%         0.25%     0.13%
EQ/Montag & Caldwell Growth                      0.75%         0.25%     0.16%
---------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                  Total                          Net Total
                                                                  Annual                           Annual
                                                   Underlying    Expenses                         Expenses
                                                   Portfolio      Before       Fee Waivers         After
                                                    Fees and      Expense     and/or Expense      Expense
 Portfolio Name                                   Expenses(6)   Limitation   Reimbursements(7)   Limitations
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.91%         1.45%        (0.19)%             1.26%
AXA Conservative Allocation                      0.58%         1.15%        (0.22)%             0.93%
AXA Conservative-Plus Allocation                 0.64%         1.18%        (0.19)%             0.99%
AXA Moderate Allocation                          0.71%         1.23%        (0.17)%             1.06%
AXA Moderate-Plus Allocation                     0.84%         1.36%        (0.17)%             1.19%
AXA Premier VIP Aggressive Equity                  --          1.05%           --               1.05%
AXA Premier VIP Core Bond                          --          1.03%        (0.08)%             0.95%
AXA Premier VIP Health Care                        --          1.73%         0.00%              1.73%
AXA Premier VIP High Yield                         --          1.01%           --               1.01%
AXA Premier VIP International Equity               --          1.58%         0.00%              1.58%
AXA Premier VIP Large Cap Core Equity              --          1.40%        (0.05)%             1.35%
AXA Premier VIP Large Cap Growth                   --          1.38%        (0.03)%             1.35%
AXA Premier VIP Large Cap Value                    --          1.37%        (0.02)%             1.35%
AXA Premier VIP Mid Cap Growth                     --          1.60%         0.00%              1.60%
AXA Premier VIP Mid Cap Value                      --          1.54%         0.00%              1.54%
AXA Premier VIP Technology                         --          1.67%         0.00%              1.67%
-------------------------------------------------------------------------------------------------------------
 AXA Advisors Trust:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.85%           --               0.85%
EQ/Alliance Growth and Income                      --          0.94%           --               0.94%
EQ/Alliance Intermediate Government Securities     --          0.89%           --               0.89%
EQ/Alliance International                          --          1.18%        (0.08)%             1.10%
EQ/Alliance Large Cap Growth                       --          1.28%        (0.23)%             1.05%
EQ/Alliance Quality Bond                           --          0.88%           --               0.88%
EQ/Alliance Small Cap Growth                       --          1.13%           --               1.13%
EQ/Bear Stearns Small Company Growth               --          1.45%        (0.15)%             1.30%
EQ/Bernstein Diversified Value                     --          0.99%        (0.04)%             0.95%
EQ/Boston Advisors Equity Income                   --          1.16%        (0.11)%             1.05%
EQ/Calvert Socially Responsible                    --          1.17%        (0.12)%             1.05%
EQ/Capital Guardian Growth                         --          1.07%        (0.12)%             0.95%
EQ/Capital Guardian International                  --          1.33%        (0.13)%             1.20%
EQ/Capital Guardian Research                       --          1.03%        (0.08)%             0.95%
EQ/Capital Guardian U.S. Equity                    --          1.03%        (0.08)%             0.95%
EQ/Caywood-Scholl High Yield Bond                  --          1.09%        (0.09)%             1.00%
EQ/Equity 500 Index                                --          0.63%           --               0.63%
EQ/Evergreen International Bond                    --          7.31%        (6.16)%             1.15%
EQ/Evergreen Omega                                 --          1.08%         0.00%              1.08%
EQ/FI Mid Cap                                      --          1.08%        (0.08)%             1.00%
EQ/FI Mid Cap Value                                --          1.12%        (0.02)%             1.10%
EQ/GAMCO Mergers and Acquisitions                  --          1.81%        (0.36)%             1.45%
EQ/GAMCO Small Company Value                       --          1.18%         0.00%              1.18%
EQ/International Growth                            --          1.39%         0.00%              1.39%
EQ/Janus Large Cap Growth                          --          1.30%        (0.15)%             1.15%
EQ/JPMorgan Core Bond                              --          0.82%         0.00%              0.82%
EQ/JPMorgan Value Opportunities                    --          1.00%        (0.05)%             0.95%
EQ/Lazard Small Cap Value                          --          1.12%        (0.02)%             1.10%
EQ/Legg Mason Value Equity                         --          3.97%        (2.97)%             1.00%
EQ/Long Term Bond                                  --          0.93%         0.00%              0.93%
EQ/Lord Abbett Growth and Income                   --          1.83%        (0.83)%             1.00%
EQ/Lord Abbett Large Cap Core                      --          2.22%        (1.22)%             1.00%
EQ/Lord Abbett Mid Cap Value                       --          1.35%        (0.30)%             1.05%
EQ/Marsico Focus                                   --          1.25%        (0.10)%             1.15%
EQ/Mercury Basic Value Equity                      --          0.95%         0.00%              0.95%
EQ/Mercury International Value                     --          1.33%        (0.08)%             1.25%
EQ/MFS Emerging Growth Companies                   --          1.04%           --               1.04%
EQ/MFS Investors Trust                             --          1.03%        (0.08)%             0.95%
EQ/Money Market                                    --          0.72%           --               0.72%
EQ/Montag & Caldwell Growth                        --          1.16%        (0.01)%             1.15%
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                          Management     12b-1       Other
Portfolio Name                            Fees(3)     Fees(4)   expenses(5)
------------------------------------------------------------------------------
AXA Advisors Trust:
------------------------------------------------------------------------------
EQ/PIMCO Real Return                    0.55%         0.25%     0.24%
EQ/Short Duration Bond                  0.44%         0.25%     0.14%
EQ/Small Company Index                  0.25%         0.25%     0.16%
EQ/TCW Equity                           0.80%         0.25%     0.16%
EQ/UBS Growth and Income                0.75%         0.25%     0.19%
EQ/Van Kampen Comstock                  0.65%         0.25%     0.39%
EQ/Van Kampen Emerging Markets Equity   1.15%         0.25%     0.48%
EQ/Van Kampen Mid Cap Growth            0.70%         0.25%     0.83%
EQ/Wells Fargo Montgomery Small Cap     0.85%         0.25%     2.28%
------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
  Equity                                1.50%         0.25%     1.48%
------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
------------------------------------------------------------------------------
U.S. Real Estate - Class II             0.75%         0.35%     0.28%
------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                          Total                          Net Total
                                                         Annual                           Annual
                                          Underlying    Expenses                         Expenses
                                          Portfolio      Before        Fee Waivers         After
                                           Fees and      Expense      and/or Expense      Expense
Portfolio Name                           Expenses(6)   Limitation   Reimbursements(7)   Limitations
----------------------------------------------------------------------------------------------------
 AXA Advisors Trust:
----------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                         --       1.04%        (0.14)%             0.90%
EQ/Short Duration Bond                       --       0.83%         0.00%              0.83%
EQ/Small Company Index                       --       0.66%         0.00%              0.66%
EQ/TCW Equity                                --       1.21%        (0.06)%             1.15%
EQ/UBS Growth and Income                     --       1.19%        (0.14)%             1.05%
EQ/Van Kampen Comstock                       --       1.29%        (0.29)%             1.00%
EQ/Van Kampen Emerging Markets Equity        --       1.88%        (0.08)%             1.80%
EQ/Van Kampen Mid Cap Growth                 --       1.78%        (0.73)%             1.05%
EQ/Wells Fargo Montgomery Small Cap          --       3.38%        (2.08)%             1.30%
----------------------------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
----------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
  Equity                                     --       3.23%        (0.02)%             3.21%
----------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
----------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                  --       1.38%        (0.10)%             1.28%
----------------------------------------------------------------------------------------------------



Notes:
(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.
(3) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (7) for any expense limitation agreement information.
(4) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.
(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreement information.
(6) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.
(7) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class ll, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the funds' distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Fund has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

--------------------------------------------------------------------------------
Portfolio Name:
--------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity             0.98%
--------------------------------------------------------------------------------
AXA Premier VIP Health Care                   1.71%
--------------------------------------------------------------------------------
AXA Premier VIP International Equity          1.54%
--------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity         1.33%
--------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth              1.33%
--------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value               1.29%
--------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth                1.55%
--------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value                 1.49%
--------------------------------------------------------------------------------
AXA Premier VIP Technology                    1.61%
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                      0.83%
--------------------------------------------------------------------------------
EQ/Alliance Growth and Income                 0.91%
--------------------------------------------------------------------------------
EQ/Alliance International                     1.09%
--------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth                  1.02%
--------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                  1.09%
--------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                0.88%
--------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income              1.04%
--------------------------------------------------------------------------------
EQ/Calvert Socially Responsible               1.03%
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth                    0.94%
--------------------------------------------------------------------------------
EQ/Capital Guardian International             1.18%
--------------------------------------------------------------------------------
EQ/Capital Guardian Research                  0.94%
--------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity               0.94%
--------------------------------------------------------------------------------
EQ/Evergreen Omega                            0.88%
--------------------------------------------------------------------------------
EQ/FI Mid Cap                                 0.95%
--------------------------------------------------------------------------------
EQ/FI Mid Cap Value                           1.08%
--------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions             1.38%
--------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                  1.17%
--------------------------------------------------------------------------------
EQ/International Growth                       1.22%
--------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                     1.14%
--------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                     1.01%
--------------------------------------------------------------------------------
EQ/Legg Mason Value Equity                    0.99%
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income              0.97%
--------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                 0.99%
--------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                  1.01%
--------------------------------------------------------------------------------
EQ/Marsico Focus                              1.14%
--------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                 0.93%
--------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies              1.01%
--------------------------------------------------------------------------------
EQ/MFS Investors Trust                        0.94%
--------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                   1.12%
--------------------------------------------------------------------------------
EQ/UBS Growth and Income                      1.04%
--------------------------------------------------------------------------------
EQ/Van Kampen Comstock                        0.99%
--------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity         1.78%
--------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                  1.02%
--------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap           1.12%
--------------------------------------------------------------------------------


EXAMPLES: EQUI-VEST(R) VANTAGE(SM) CONTRACTS


These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST(R) Vantage(SM) contracts were first offered on January 14, 2002.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this supplement; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the optional enhanced death benefit has been elected; (iv) there is no waiver of the withdrawal charge; and (v) the Contract Year and Participation Year are the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------------
                                                  If you surrender your contract at the end
                                                                     of
                                                         the applicable time period
--------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  877     $1,450     $1,939      $2,924
AXA Conservative Allocation                       $  847     $1,362     $1,790      $2,611
AXA Conservative-Plus Allocation                  $  850     $1,370     $1,805      $2,642
AXA Moderate Allocation                           $  855     $1,385     $1,830      $2,695
AXA Moderate-Plus Allocation                      $  868     $1,424     $1,894      $2,831
AXA Premier VIP Aggressive Equity                 $  837     $1,332     $1,740      $2,504
AXA Premier VIP Core Bond                         $  835     $1,326     $1,730      $2,483
AXA Premier VIP Health Care                       $  904     $1,532     $2,076      $3,208
AXA Premier VIP High Yield                        $  833     $1,320     $1,720      $2,461
AXA Premier VIP International Equity              $  890     $1,488     $2,002      $3,057
AXA Premier VIP Large Cap Core Equity             $  872     $1,435     $1,914      $2,873
AXA Premier VIP Large Cap Growth                  $  870     $1,430     $1,904      $2,852
AXA Premier VIP Large Cap Value                   $  869     $1,427     $1,899      $2,841
AXA Premier VIP Mid Cap Growth                    $  892     $1,494     $2,012      $3,077
AXA Premier VIP Mid Cap Value                     $  886     $1,477     $1,983      $3,016
AXA Premier VIP Technology                        $  898     $1,515     $2,047      $3,148
--------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  817     $1,272     $1,638      $2,284
EQ/Alliance Growth and Income                     $  826     $1,298     $1,683      $2,382
EQ/Alliance Intermediate Government Securities    $  821     $1,283     $1,658      $2,328
EQ/Alliance International                         $  850     $1,370     $1,803      $2,639
EQ/Alliance Large Cap Growth                      $  860     $1,399     $1,853      $2,745
EQ/Alliance Quality Bond                          $  820     $1,280     $1,653      $2,317
EQ/Alliance Small Cap Growth                      $  845     $1,355     $1,778      $2,586
EQ/Bear Stearns Small Company Growth              $  876     $1,449     $1,937      $2,921
EQ/Bernstein Diversified Value                    $  831     $1,313     $1,708      $2,436
EQ/Boston Advisors Equity Income                  $  848     $1,364     $1,793      $2,618
EQ/Calvert Socially Responsible                   $  849     $1,367     $1,798      $2,629
EQ/Capital Guardian Growth                        $  839     $1,337     $1,748      $2,522
EQ/Capital Guardian International                 $  865     $1,414     $1,878      $2,797
EQ/Capital Guardian Research                      $  835     $1,325     $1,728      $2,479
EQ/Capital Guardian U.S. Equity                   $  835     $1,325     $1,728      $2,479
EQ/Caywood-Scholl High Yield Bond                 $  841     $1,343     $1,758      $2,544
EQ/Equity 500 Index                               $  796     $1,206     $1,526      $2,041
EQ/Evergreen International Bond                   $1,455     $3,069     $4,481      $7,425
EQ/Evergreen Omega                                $  840     $1,340     $1,753      $2,533
EQ/FI Mid Cap                                     $  840     $1,340     $1,753      $2,533
EQ/FI Mid Cap Value                               $  844     $1,352     $1,773      $2,576
EQ/GAMCO Mergers and Acquisitions                 $  912     $1,555     $2,113      $3,285
EQ/GAMCO Small Company Value                      $  850     $1,370     $1,803      $2,639
EQ/International Growth                           $  871     $1,432     $1,908      $2,859
EQ/Janus Large Cap Growth                         $  862     $1,405     $1,863      $2,765
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              If you do not surrender your
                                                       If you annuitize at the end of            contract at the end of
                                                         the applicable time period            the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                  1 year    3 years    5 years  10 years    1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $  612     $1,156     $1,726    $3,274      $262     $  806     $1,376    $2,924
AXA Conservative Allocation                      $  581     $1,062     $1,569    $2,961      $231     $  712     $1,219    $2,611
AXA Conservative-Plus Allocation                 $  584     $1,071     $1,585    $2,992      $234     $  721     $1,235    $2,642
AXA Moderate Allocation                          $  589     $1,087     $1,611    $3,045      $239     $  737     $1,261    $2,695
AXA Moderate-Plus Allocation                     $  603     $1,128     $1,679    $3,181      $253     $  778     $1,329    $2,831
AXA Premier VIP Aggressive Equity                $  570     $1,030     $1,516    $2,854      $220     $  680     $1,166    $2,504
AXA Premier VIP Core Bond                        $  568     $1,024     $1,505    $2,833      $218     $  674     $1,155    $2,483
AXA Premier VIP Health Care                      $  642     $1,244     $1,872    $3,558      $292     $  894     $1,522    $3,208
AXA Premier VIP High Yield                       $  566     $1,017     $1,495    $2,811      $216     $  667     $1,145    $2,461
AXA Premier VIP International Equity             $  626     $1,197     $1,794    $3,407      $276     $  847     $1,444    $3,057
AXA Premier VIP Large Cap Core Equity            $  607     $1,141     $1,700    $3,223      $257     $  791     $1,350    $2,873
AXA Premier VIP Large Cap Growth                 $  605     $1,134     $1,690    $3,202      $255     $  784     $1,340    $2,852
AXA Premier VIP Large Cap Value                  $  604     $1,131     $1,685    $3,191      $254     $  781     $1,335    $2,841
AXA Premier VIP Mid Cap Growth                   $  628     $1,203     $1,804    $3,427      $278     $  853     $1,454    $3,077
AXA Premier VIP Mid Cap Value                    $  622     $1,185     $1,773    $3,366      $272     $  835     $1,423    $3,016
AXA Premier VIP Technology                       $  636     $1,225     $1,841    $3,498      $286     $  875     $1,491    $3,148
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $  549     $  966     $1,408    $2,634      $199     $  616     $1,058    $2,284
EQ/Alliance Growth and Income                    $  559     $  994     $1,456    $2,732      $209     $  644     $1,106    $2,382
EQ/Alliance Intermediate Government Securities   $  553     $  978     $1,429    $2,678      $203     $  628     $1,079    $2,328
EQ/Alliance International                        $  584     $1,070     $1,583    $2,989      $234     $  720     $1,233    $2,639
EQ/Alliance Large Cap Growth                     $  594     $1,102     $1,636    $3,095      $244     $  752     $1,286    $2,745
EQ/Alliance Quality Bond                         $  552     $  975     $1,424    $2,667      $202     $  625     $1,074    $2,317
EQ/Alliance Small Cap Growth                     $  579     $1,055     $1,557    $2,936      $229     $  705     $1,207    $2,586
EQ/Bear Stearns Small Company Growth             $  612     $1,155     $1,725    $3,271      $262     $  805     $1,375    $2,921
EQ/Bernstein Diversified Value                   $  564     $1,010     $1,482    $2,786      $214     $  660     $1,132    $2,436
EQ/Boston Advisors Equity Income                 $  582     $1,064     $1,573    $2,968      $232     $  714     $1,223    $2,618
EQ/Calvert Socially Responsible                  $  583     $1,067     $1,578    $2,979      $233     $  717     $1,228    $2,629
EQ/Capital Guardian Growth                       $  572     $1,036     $1,525    $2,872      $222     $  686     $1,175    $2,522
EQ/Capital Guardian International                $  600     $1,118     $1,662    $3,147      $250     $  768     $1,312    $2,797
EQ/Capital Guardian Research                     $  568     $1,023     $1,504    $2,829      $218     $  673     $1,154    $2,479
EQ/Capital Guardian U.S. Equity                  $  568     $1,023     $1,504    $2,829      $218     $  673     $1,154    $2,479
EQ/Caywood-Scholl High Yield Bond                $  574     $1,042     $1,535    $2,894      $224     $  692     $1,185    $2,544
EQ/Equity 500 Index                              $  526     $  896     $1,289    $2,391      $176     $  546     $  939    $2,041
EQ/Evergreen International Bond                  $1,227     $2,884     $4,418    $7,775      $877     $2,534     $4,068    $7,425
EQ/Evergreen Omega                               $  573     $1,039     $1,530    $2,883      $223     $  689     $1,180    $2,533
EQ/FI Mid Cap                                    $  573     $1,039     $1,530    $2,883      $223     $  689     $1,180    $2,533
EQ/FI Mid Cap Value                              $  578     $1,051     $1,551    $2,926      $228     $  701     $1,201    $2,576
EQ/GAMCO Mergers and Acquisitions                $  650     $1,268     $1,911    $3,635      $300     $  918     $1,561    $3,285
EQ/GAMCO Small Company Value                     $  584     $1,070     $1,583    $2,989      $234     $  720     $1,233    $2,639
EQ/International Growth                          $  606     $1,137     $1,693    $3,209      $256     $  787     $1,343    $2,859
EQ/Janus Large Cap Growth                        $  596     $1,108     $1,646    $3,115      $246     $  758     $1,296    $2,765
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                      If you surrender your contract at the end of          If you annuitize at the end of
                                                the applicable time period                  the applicable time period
------------------------------------------------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                    $  814     $1,263     $1,622      $2,251      $546     $  956     $1,392      $2,601
EQ/JPMorgan Value Opportunities          $  832     $1,316     $1,713      $2,447      $565     $1,013     $1,488      $2,797
EQ/Lazard Small Cap Value                $  844     $1,352     $1,773      $2,576      $578     $1,051     $1,551      $2,926
EQ/Legg Mason Value Equity               $1,125     $2,171     $3,113      $5,205      $877     $1,926     $2,970      $5,555
EQ/Long Term Bond                        $  825     $1,295     $1,678      $2,371      $558     $  991     $1,450      $2,721
EQ/Lord Abbett Growth and Income         $  924     $1,590     $2,171      $3,403      $663     $1,305     $1,973      $3,753
EQ/Lord Abbett Large Cap Core            $  952     $1,674     $2,310      $3,683      $693     $1,395     $2,120      $4,033
EQ/Lord Abbett Mid Cap Value             $  867     $1,420     $1,888      $2,818      $602     $1,124     $1,672      $3,168
EQ/Marsico Focus                         $  857     $1,390     $1,838      $2,713      $591     $1,092     $1,620      $3,063
EQ/Mercury Basic Value Equity            $  827     $1,301     $1,688      $2,393      $560     $  997     $1,461      $2,743
EQ/Mercury International Value           $  865     $1,414     $1,878      $2,797      $600     $1,118     $1,662      $3,147
EQ/MFS Emerging Growth Companies         $  836     $1,328     $1,733      $2,490      $569     $1,026     $1,509      $2,840
EQ/MFS Investors Trust                   $  835     $1,325     $1,728      $2,479      $568     $1,023     $1,504      $2,829
EQ/Money Market                          $  804     $1,233     $1,572      $2,141      $536     $  924     $1,338      $2,491
EQ/Montag & Caldwell Growth              $  848     $1,364     $1,793      $2,618      $582     $1,064     $1,573      $2,968
EQ/PIMCO Real Return                     $  836     $1,328     $1,733      $2,490      $569     $1,026     $1,509      $2,840
EQ/Short Duration Bond                   $  815     $1,266     $1,627      $2,262      $547     $  959     $1,397      $2,612
EQ/Small Company Index                   $  798     $1,215     $1,541      $2,074      $529     $  905     $1,306      $2,424
EQ/TCW Equity                            $  853     $1,378     $1,818      $2,671      $587     $1,080     $1,599      $3,021
EQ/UBS Growth and Income                 $  851     $1,372     $1,808      $2,650      $585     $1,074     $1,588      $3,000
EQ/Van Kampen Comstock                   $  861     $1,402     $1,858      $2,755      $595     $1,105     $1,641      $3,105
EQ/Van Kampen Emerging Markets Equity    $  919     $1,575     $2,147      $3,354      $657     $1,290     $1,947      $3,704
EQ/Van Kampen Mid Cap Growth             $  909     $1,546     $2,099      $3,255      $647     $1,259     $1,896      $3,605
EQ/Wells Fargo Montgomery Small Cap      $1,067     $2,006     $2,849      $4,723      $815     $1,749     $2,691      $5,073
------------------------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
Equity                                   $1,052     $1,964     $2,783      $4,598      $799     $1,705     $2,620      $4,948
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II              $  870     $1,430     $1,904      $2,852      $605     $1,134     $1,690      $3,202
------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                                        the end of
                                                the applicable time period
-----------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                      $196     $  606     $1,042     $2,251
EQ/JPMorgan Value Opportunities            $215     $  663     $1,138     $2,447
EQ/Lazard Small Cap Value                  $228     $  701     $1,201     $2,576
EQ/Legg Mason Value Equity                 $527     $1,576     $2,620     $5,205
EQ/Long Term Bond                          $208     $  641     $1,100     $2,371
EQ/Lord Abbett Growth and Income           $313     $  955     $1,623     $3,403
EQ/Lord Abbett Large Cap Core              $343     $1,045     $1,770     $3,683
EQ/Lord Abbett Mid Cap Value               $252     $  774     $1,322     $2,818
EQ/Marsico Focus                           $241     $  742     $1,270     $2,713
EQ/Mercury Basic Value Equity              $210     $  647     $1,111     $2,393
EQ/Mercury International Value             $250     $  768     $1,312     $2,797
EQ/MFS Emerging Growth Companies           $219     $  676     $1,159     $2,490
EQ/MFS Investors Trust                     $218     $  673     $1,154     $2,479
EQ/Money Market                            $186     $  574     $  988     $2,141
EQ/Montag & Caldwell Growth                $232     $  714     $1,223     $2,618
EQ/PIMCO Real Return                       $219     $  676     $1,159     $2,490
EQ/Short Duration Bond                     $197     $  609     $1,047     $2,262
EQ/Small Company Index                     $179     $  555     $  956     $2,074
EQ/TCW Equity                              $237     $  730     $1,249     $2,671
EQ/UBS Growth and Income                   $235     $  724     $1,238     $2,650
EQ/Van Kampen Comstock                     $245     $  755     $1,291     $2,755
EQ/Van Kampen Emerging Markets Equity      $307     $  940     $1,597     $3,354
EQ/Van Kampen Mid Cap Growth               $297     $  909     $1,546     $3,255
EQ/Wells Fargo Montgomery Small Cap        $465     $1,399     $2,341     $4,723
-----------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
  Equity                                   $449     $1,355     $2,270     $4,598
-----------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------
U.S. Real Estate - Class II                $255     $  784     $1,340     $2,852
-----------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2005.



6. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 27:


--------------------------------------------------------------------------------
Contract type    Source of contributions
--------------------------------------------------------------------------------
EQUI-VEST(R)     o Employer Contributions: Contributions made by the Employer
Vantage(SM)        under the Plan, other than those described in the items below.

                 o Employer Matching Contributions: Employer Contributions
                   matching Salary Reduction Contributions under the terms of the Plan.

                 o Qualified Non-Elective and Qualified Matching Contributions:
                   Contributions made by the Employer to meet the requirements of the nondiscrimination tests set forth in the Code.

                 o Salary Reduction Contributions (Elective Deferral
                   Contributions): Contributions under a salary reduction agreement that an employee enters into with the Employer under the Plan.

                 o "Designated Roth contributions" under Section 402A of the
                   Code.

                 o Rollover Contributions: Contributions of eligible rollover distributions directly or indirectly from another eligible retirement arrangement.

                 o After-Tax Contributions: Amounts reported by the Employer as having after-tax consequences under the Code.

                 o Direct Transfer Contributions: Amounts directly transferred from another 403(b) arrangement pursuant to Revenue Ruling
                   90-24.

                 o Additional "catch-up" contributions.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Contract type    Limitations on contributions
--------------------------------------------------------------------------------
EQUI-VEST(R)     o For 2006, maximum amount of employer and employee
Vantage(SM)        contributions is generally the lesser of $44,000 or 100% of compensation, with maximum salary reduction contribution of
                   $15,000.

                 o If your employer`s plan permits and you are at least age 50 at any time during 2006, additional salary reduction
                   "catch-up" contributions totalling up to $5,000 can be made.

                 o Rollover or direct transfer contributions after age 70-1/2 must be net of required minimum distributions.

                 o Aggregate direct rollover and direct transfer contributions must meet AXA Equitable`s anticipated minimum contribution requirements or meet minimum plan participation requirements.

                 o All salary reduction contributions (whether pre-tax or
                   designated Roth) may not exceed the total maximum for the year. (For 2006, $15,000 and age 50 catch-up of $5,000.)

                 o Different sources of contributions and earnings may be
                   subject to withdrawal restrictions.

                 o We currently do not accept rollovers of non-Roth after-tax funds except as direct rollovers from 403(b) plans (we separately account for these rollover contributions).

                 o We currently do not accept rollovers or direct transfers of funds from designated Roth accounts.
--------------------------------------------------------------------------------


7. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 29 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage(SM) contracts) and Annuitant HR-10.


8. THE FOLLOWING IS ADDED AS THE LAST SECTION IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 36:


UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.


The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.


9. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 41:


Except as set forth in the following sentence, you may only withdraw amounts from your account value that are 100% vested subject to the employer's approval, plan rules and applicable laws. You may, however, transfer any non-vested account value attributable to you under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any withdrawal request you make requires contract holder approval. In addition, in many instances if you are under age 59-1/2, your ability to withdraw funds from an EQUI-VEST(R) Vantage(SM) contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to your death, disability or severance from employment with the employer who provided the funds. Also, you may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.


10. THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 42:



FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. TSA participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a TSA participant`s cash value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST(R) Vantage(SM) contracts" under "Charges and expenses" in this Prospectus Supplement.



11. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 42:


Any participant loan requests require contract holder approval.



12. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 42:



EQUI-VEST(R) VANTAGE(SM) TERMINATION OF PARTICIPATION

We may terminate your participation under the EQUI-VEST(R) Vantage(SM) contract and pay out your account value if:

(1) your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2) you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3) we have not received any contributions on your behalf within 120 days from your participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage(SM) contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate a participant`s participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage(SM) contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST(R) Vantage(SM) contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any other manner permitted under section 403(b) of the Code. If an EQUI-VEST(R) Vantage(SM) contract is discontinued, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly transfer such amounts to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or
Section 403(b)(7) of the Internal Revenue Code respectively; (iii) directly roll over such amounts to another eligible retirement plan (iv) retain such amounts, if permitted under federal tax law; or (v) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder`s original withdrawal charge schedule.

An EQUI-VEST(R) Vantage(SM) contract may be terminated only after all participation under the contract is terminated.



13. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS AT
    PAGE 49:



CHARGES UNDER EQUI-VEST(R) VANTAGE(SM) CONTRACTS

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us. Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. For more information, please see "Variations in charges" in "Charges and expenses" in the Prospectus at page 49.


CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all certificates under the group contract. Differences in this charge are due to variations in group characteristics which may include:

o the factors on which the mortality and expense risks charge and administration charges are based,

o the extent to which certain administrative functions in connection with the TSA contracts are to be performed by us or by the contract holder,

o   the total amount of Plan assets

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant`s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage(SM) contracts.


CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval.


CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If you elect the optional enhanced death benefit, we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value on the participation date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

WITHDRAWAL CHARGE FOR EQUI-VEST(R) VANTAGE(SM) CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage(SM) contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if:
(i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1) You withdraw no more than 10% of the vested account value each participation year under the contract.

(2) You have reached age 55 and retired or have severed from employment with the employer.

(3) The withdrawal is made to satisfy minimum distribution requirements.

(4) You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(5) You die and a death benefit is payable to the beneficiary.

(6) The withdrawal is made to provide an annuity from AXA Equitable requested by the employer.

(7) You qualify to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

    Written notice of claim must be given to us during the your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8) We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9) You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

-- its main function is to provide skilled, intermediate, or custodial nursing care;

--  it provides continuous room and board to three or more persons;

--  it is supervised by a registered nurse or licensed practical nurse;

--  it keeps daily medical records of each patient;

--  it controls and records all medications dispensed; and

--  its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.


In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from your account value during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from your account value during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made under your certificate during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ACCOUNT VALUE. If a portion of your account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.



14. THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF DEATH BENEFIT" AT PAGE 51 IN THE PROSPECTUS:


EQUI-VEST(R) VANTAGE(SM) DEATH BENEFIT

The Equi-Vest(R) Vantage(SM) contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances (including any accrued, but unpaid, interest).


EQUI-VEST(R) VANTAGE(SM) ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the standard death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Vantage(SM) contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.


HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH
BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).




15. THE FIRST BULLET UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" AT PAGE 55 IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

o Annual contributions made through the employer`s payroll, which may include your salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer`s plan.

16. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS" IN "TAX INFORMATION" AT PAGE 55 IN THE PROSPECTUS:


We separately account for rollover contributions to EQUI-VEST(R) Vantage(SM) contracts.



17. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS AT PAGE 56:


The plan may also impose withdrawal restrictions on employer contributions and related earnings.



18. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" AT PAGE 56 IN THE PROSPECTUS:


We separately account for rollover contributions to EQUI-VEST(R) Vantage(SM) contracts.



19. THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS AT PAGE 56 ARE REPLACED BY THE FOLLOWING:

For amounts that were directly transferred to this contract in a Revenue Ruling 90-24 transfer from another annuity contract, these withdrawal restrictions will not apply to 403(b) account values attributable to salary reduction contributions to the contract and earnings on December 31, 1988 or to account values attributable to employer contributions if properly reported to us at the time of the transfer.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under the contract at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, 0.70% and 0.50%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.



EQUI-VEST(R) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.




------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                   1999         2000         2001        2002       2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --          --   $ 109.27     $ 121.06     $ 129.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --          --   $ 102.27     $ 107.45     $ 109.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --          --   $ 104.26     $ 111.33     $ 113.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 121.00     $ 118.02     $ 114.50    $  99.02   $ 116.91     $ 125.97     $ 130.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --            3            6
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --          --   $ 108.08     $ 119.63     $ 126.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --            1            6
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 106.50     $  91.46     $  67.82    $  47.80   $  65.15     $  72.37     $  77.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --    $ 107.20   $ 110.22     $ 113.47     $ 114.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --          1            1            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --    $  79.33   $ 100.74     $ 111.95     $ 118.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  85.66     $  77.34     $  77.17    $  74.22   $  90.15     $  97.08     $  99.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --          2            1            5
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --    $  78.42   $ 104.39     $ 121.98     $ 139.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --          1            1            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --    $  76.77   $  97.48     $ 105.95     $ 112.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --    $  68.17   $  88.25     $  93.28     $  99.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --           --    $  79.44   $ 103.20     $ 117.02     $ 124.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --          --         --           --            2
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999         2000       2001        2002        2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --    $  62.27    $  86.54     $  95.83     $ 102.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1           --            3
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --    $  74.03    $ 103.15     $ 117.75     $ 125.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1           --            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --    $  56.89    $  88.87     $  92.46     $ 101.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1           --            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 130.14     $ 110.60   $  97.85    $  64.63    $  95.79     $ 108.33     $ 111.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1            2            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 122.29     $ 131.71   $ 128.51    $ 100.27    $ 129.60     $ 144.35     $ 150.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           8            1           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 102.33     $ 110.43   $ 118.06    $ 127.05    $ 128.60     $ 129.91     $ 130.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 131.34     $ 100.03   $  76.02    $  67.72    $  90.72     $ 106.24     $ 121.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           9           --           13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 116.55     $  94.27   $  70.28    $  48.46    $  59.16     $  63.54     $  72.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           3            1            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 100.33     $ 110.65   $ 118.44    $ 126.38    $ 129.67     $ 133.32     $ 134.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           3            1            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 110.37     $ 124.31   $ 106.88    $  73.89    $ 103.19     $ 116.56     $ 128.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           3            1            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --          --     $ 114.70     $ 122.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --   $  95.39    $  81.63    $ 104.15     $ 117.09     $ 122.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           5            1           13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --          --     $ 107.08     $ 112.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 107.76     $ 103.69   $  87.65    $  63.89    $  81.01     $  83.16     $  89.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --    $  54.67    $  67.15     $  70.23     $  73.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --    $  68.67    $  90.25     $ 101.61     $ 117.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           1           --            4
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



----------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                   1999         2000        2001        2002         2003        2004         2005
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 106.96     $ 112.26   $ 109.00    $  81.38     $ 106.04    $ 116.55     $ 122.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            7          --           14
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 101.79     $ 104.51   $ 101.25    $  76.77     $ 103.77    $ 112.42     $ 118.06
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            6          --           10
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --           --          --     $ 104.28
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 125.64     $ 112.30   $  97.75    $  75.18     $  95.23    $ 104.03     $ 107.63
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            8           2           11
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --           --          --     $  97.60
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 106.75     $  93.40   $  76.81    $  57.84     $  79.22    $  84.03     $  86.57
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            1          --            2
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --     $ 100.13   $  85.92    $  69.42     $  98.80    $ 113.60     $ 119.75
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            4           1           15
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 103.94     $ 108.31   $ 111.62    $  94.35     $ 124.60    $ 145.52     $ 160.54
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            3           1            5
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --           --          --     $ 105.35
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --           --    $ 113.34     $ 117.17
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           --          --            1
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --           --          --     $ 115.34
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --     $  84.07   $  64.18    $  44.32     $  55.28    $  61.44     $  65.32
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            2          --            3
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --    $ 107.54     $ 110.17    $ 113.65     $ 115.13
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            1          --            3
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     $  98.44     $ 104.17   $  96.20    $  77.17     $  96.98    $ 106.52     $ 109.75
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            1          --            1
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --    $ 114.07     $ 155.30    $ 180.23     $ 186.98
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --            2           1            9
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --         --          --           --          --     $ 106.52
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --         --          --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.




------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  1999         2000         2001        2002         2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --          --     $ 100.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --          --     $ 106.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --          --     $ 105.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --          --     $ 111.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --    $ 105.94    $  92.92     $ 120.75    $ 132.24     $ 145.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --            3           1           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 113.77     $ 126.07    $ 131.84    $ 108.89     $ 141.57    $ 155.12     $ 158.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --            3           1            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --    $  76.66     $  97.27    $ 117.26     $ 128.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --            5          --           10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 166.37     $ 133.82    $  87.46    $  56.92     $  72.94    $  81.41     $  87.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --           4            4          --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 104.65     $ 102.99    $  85.75    $  67.12     $  81.18    $  89.62     $  95.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 105.79     $ 111.13    $ 114.06    $ 114.42     $ 114.04    $ 113.89     $ 115.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --           2            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --    $ 104.76     $ 109.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --          --     $  99.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --          --     $ 100.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --    $  81.92     $ 118.42    $ 138.09     $ 142.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --            1          --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --    $ 111.33     $ 114.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --          --          --           --    $ 109.34     $ 118.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --          --          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.




------------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999          2000      2001        2002        2003        2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --         --         --          --          --          --     $ 104.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --         --         --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 198.84   $ 118.14   $ 111.05    $ 103.54    $ 160.00    $ 196.10     $ 258.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --         --         --          --           1          --            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --         --         --          --          --          --     $ 124.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --         --         --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --         --         --          --          --          --     $ 119.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --         --         --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --         --         --          --    $  99.57    $ 102.25     $ 108.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --         --         --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --         --         --          --    $ 106.93    $ 144.19     $ 166.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --         --         --          --          --          --            2
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------
                                                           2002         2003             2004         2005
-------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --     $ 109.32         $ 121.36     $ 130.23
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --     $ 102.32         $ 107.72     $ 109.58
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --     $ 104.31         $ 111.61     $ 114.43
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 89.58     $ 105.98         $ 114.42     $ 119.07
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --              --            2
-------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --     $ 108.13        $ 119.93     $ 127.03
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --              --            1
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 50.77     $  69.33         $  77.17     $  83.12
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           13
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $107.42     $ 110.66         $ 114.16     $ 115.34
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 79.50     $ 101.15         $ 112.62     $ 119.62
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 86.67     $ 105.47         $ 113.82     $ 116.48
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 78.58     $ 104.82         $ 122.72     $ 140.68
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 76.92     $  97.88         $ 106.59     $ 112.07
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --            1
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 68.31     $  88.60         $  93.85     $ 100.17
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 79.60     $ 103.61         $ 117.73     $ 125.20
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 62.40     $  86.89         $  96.41     $ 103.76
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 74.18     $ 103.57         $ 118.46     $ 126.28
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --           --
-------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $ 57.00     $  89.23         $  93.02     $ 102.78
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --               --            8
-------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



--------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
--------------------------------------------------------------------------------------------------------------
                                                            2002            2003        2004        2005
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 55.52        $  82.44    $  93.43    $  96.76
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 85.76        $ 111.06    $ 173.47    $ 182.19
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --           2
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $125.51        $ 127.30    $ 128.86    $ 129.55
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 65.79        $  88.31    $ 103.63    $ 118.64
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 48.79        $  59.68    $  64.24    $  73.31
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $125.91        $ 129.46    $ 133.37    $ 147.47
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 88.17        $ 123.38    $ 139.65    $ 154.63
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  --              --    $ 114.75    $ 122.48
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 82.19        $ 105.07    $ 118.36    $ 123.92
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --               1           1           5
--------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  --              --    $ 107.13    $ 112.92
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 64.32        $  81.73    $  84.06    $  90.77
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 55.04        $  67.75    $  71.00    $  74.10
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 69.13        $  91.05    $ 102.71    $ 119.46
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --           1
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 81.93        $ 106.98    $ 117.81    $ 124.08
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --               1          --           1
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                             $ 77.29        $ 104.68    $ 113.64    $ 119.58
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  --              --          --    $ 104.42
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --              --          --          --
--------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the years
                                                                                             ending
                                                                                           December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 63.97
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.53
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $114.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2003        2004        2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.20    $  88.88    $  92.14
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.65
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.92    $  84.94    $  87.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.46    $ 114.60    $ 121.04
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.80    $ 119.13    $ 131.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.50
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.39    $ 117.46
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.49
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.65    $  61.98    $  66.03
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.63    $ 114.36    $ 116.07
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.14    $ 109.16    $ 112.65
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 156.67    $ 182.19    $ 189.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.57
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.42
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.07
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2002         2003
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.15     $ 121.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $112.46     $ 145.51
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.18     $  98.13
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.15     $  82.37
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.58     $  81.90
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $110.53     $ 110.38
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $ 118.92
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.09     $ 136.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.10     $ 146.32
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.86     $ 164.45
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 130.47
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.12     $  99.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.60     $  96.43
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.46     $ 112.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.81     $ 109.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.78
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.38     $ 115.01
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.39     $ 118.41
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.74
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 167.50     $ 220.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               2002       2003
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --            --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $  99.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $ 106.99
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                                ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 108.82
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --     $   1.00
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.56     $ 167.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --     $   1.00
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 109.38
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 102.37
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.36
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $  97.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 108.19
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 46.48     $  63.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.64     $ 111.11
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.66     $ 101.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 91.03     $ 111.01
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.74     $ 105.24
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.08     $  98.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 68.45     $  88.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.76     $ 104.03
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.53     $  87.24
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.33     $ 103.99
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.12     $  89.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                  December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.67     $ 130.82
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.00     $ 110.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.89     $ 114.94
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.29     $ 109.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.23     $ 127.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  70.93     $  76.37
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.85     $ 116.28
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.31     $ 120.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.03     $ 123.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.46     $ 141.82
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.24     $ 113.89
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  94.42     $ 100.98
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.45     $ 126.22
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.99     $ 104.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.18     $ 127.30
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.59     $ 103.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 75.41
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.24
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.22
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.40
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.55
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.22
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 47.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 61.65
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 73.83
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.48
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                     ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004        2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  78.66    $  89.31    $  92.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.86    $ 109.44    $ 114.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 122.19    $ 123.94    $ 124.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.67    $  99.56    $ 114.22
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  54.21    $  58.46    $  66.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.04    $ 128.05    $ 129.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  73.69    $  83.58    $  92.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.80    $ 122.78
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.24    $ 128.95    $ 135.28
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.17    $ 113.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  72.85    $  75.08    $  81.24
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.05    $  62.01    $  64.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.36    $  91.97    $ 107.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.60    $ 106.60    $ 112.49
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.08    $ 109.96    $ 115.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 104.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the years
                                                                                       ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.27
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 56.66
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.25
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 47.68
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $108.01
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.07
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $108.77
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                    ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004        2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.19    $  86.86    $  90.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  77.91    $  82.98    $  85.83
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.49    $ 118.33    $ 125.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 126.30    $ 148.09    $ 164.04
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.44    $ 117.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.71    $  66.62    $  71.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.09    $ 115.07    $ 117.03
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.51    $ 108.69    $ 112.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 148.68    $ 173.24    $ 180.45
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.62
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 100.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.59
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.21
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.38     $ 121.84
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.81     $ 115.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.51     $  79.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 35.99     $  46.31
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.03     $  77.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $105.22     $ 105.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.28     $ 119.41
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 70.62     $ 109.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 112.11
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.98     $ 147.58
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.54     $ 130.65
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.39     $ 106.30
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  51.89     $  56.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.19     $  91.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.58     $ 107.81
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.85     $ 109.97
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.36
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.82     $ 145.04
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.43     $ 115.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.44     $ 118.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.82     $ 178.13
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               2002       2003
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --            --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $  99.67
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $ 107.04
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.72
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.77     $ 109.94
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.92     $ 168.35
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------------------

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) Vantage(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


------------------------------------------------------------------------------------------------------------------
                                               Contract type/Series/
 State    Features and benefits                Effective Date                         Availability or variation
------------------------------------------------------------------------------------------------------------------
Texas    See "Separate Account charge" for     EQUI-VEST(R) TSA Vantage(SM)           Total Separate Account A
         EQUI-VEST(R) Vantage(SM) in this        certificates issued on or after      annual expenses and the
         EQUI-VEST(R) Vantage(SM)                August 1, 2002                       annual expenses of the
         supplement.                                                                  Trusts when added together
                                                                                      are not permitted to exceed
                                                                                      2.75% (except for the
                                                                                      AXA Premier VIP Aggressive
                                                                                      Equity, AXA Moderate
                                               For TSA Vantage certificates issued    Allocation, EQ/Alliance
                                               to employees of public school          Common Stock and EQ/Money
                                               districts and open enrollment          Market options which are
                                               charter schools (grades K-12) who      not permitted to exceed
                                               are participants in the TSA plan,      1.75%) unless the Teacher
                                               the providers of which are subject     Retirement System of Texas
                                               to the 403(b) Certification Rules of   permits a higher rate.
                                               the Teacher Retirement System of
                                               the State of Texas, and who enroll     Currently this expense
                                               and contribute to the TSA contracts    limitation has the effect
                                               through a salary reduction             of reducing the total expenses
                                               agreement                              applicable to options
                                                                                      funded by the AXA Premier
                                                                                      VIP Health Care, AXA
                                                                                      Premier VIP International
                                                                                      Equity, AXA Premier VIP
                                                                                      Small/Mid Cap Growth, AXA
                                                                                      Premier VIP Small/Mid
                                                                                      Cap Value, AXA Premier VIP
                                                                                      Technology, EQ/Van
                                                                                      Kampen Emerging Markets
                                                                                      Equity, and EQ/Mergers
                                                                                      and Acquisitions
                                                                                      portfolios.

         See "Withdrawal Charge for                                                   The withdrawal charge
         EQUI-VEST(R) Vantage(SM)" contracts                                          equals up to 6.00% of the
         in section 14 of this supplement                                             amount withdrawn from your
                                                                                      account value (or of the
                                                                                      defaulted loan amount, if
                                                                                      applicable) in the first
                                                                                      five contract or
                                                                                      participation years, as
                                                                                      applicable.

                                                                                      Participant/
                                                                                      contract year      Charge
                                                                                      1                  6.00%
                                                                                      2                  5.75%
                                                                                      3                  5.50%
                                                                                      4                  5.25%
                                                                                      5                  5.00%
                                                                                      6 and later        0.00%

         Unavailability of investment option                                          The Laudus Rosenberg VIT
                                                                                      Value Long/Short Equity
                                                                                      investment option is closed
                                                                                      for all new contributions
                                                                                      and incoming transfers.
         See the SAI for condensed financial
         Information.
------------------------------------------------------------------------------------------------------------------



    Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104
                                 (212) 554-1234
      All rights reserved. EQUI-VEST(R) is a registered service mark of AXA
                        Equitable Life Insurance Company

EQUI-VEST(R)
Employer-Sponsored Retirement Programs
TSA ADVANTAGE(SM)

SUPPLEMENT DATED MAY 1, 2006
TO THE PROSPECTUS DATED MAY 1, 2006



--------------------------------------------------------------------------------


This supplement adds and modifies certain information contained in the prospectus dated May 1, 2006 for the EQUI-VEST(R) deferred variable annuity contract issued by AXA Equitable Life Insurance Company.


We offer the series 600 TSA Advantage(SM) contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage(SM) contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage(SM) contract, contributions including rollover contributions and direct transfer contributions from existing
Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage(SM) contract may not currently be available in your state. Your financial professional can provide information about state availability.

Currently, no new units will be permitted to enroll in the TSA Advantage (Series
600) product. New participants, however, can be enrolled into existing TSA Advantage units.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage(SM) is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between AXA Equitable and an employer sponsoring a 403(b) plan that uses an EQUI-VEST(R) TSA Advantage(SM) contract as a funding vehicle for plan assets, AXA Equitable may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST(R) TSA Advantage(SM) contract issued to a participant of that employer's 403(b) plan.


See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.


We offer the EQUI-VEST(R) TSA Advantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to the EQUI-VEST(R) series 100 and 200 TSA contracts, except for certain material differences. Terms we use in this supplement have the same meaning as in the prospectus, unless we indicate otherwise.

Material differences between TSA Advantage(SM) and the provisions of the EQUI-VEST(R) TSA series 100 and 200 contracts described in the Prospectus include the information, above as well as the following:


Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).


                                                                          X01246

-----------------------------------------------------------------------------------------------------------------------------------


The following is added to "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" in "Fees and charges" in the Prospectus:

-----------------------------------------------------------------------------------------------------------------------------------

Fees and charges under series 600   o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at a current annual rate of 1.20% (2% maximum).

                                    o Annual administrative charge: $30 ($65 maximum) currently or, if less, 2% of the account value, less any amount withdrawn during the contract year.

                                    o Charge for third-party transfer (such as in the case of a direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company): none currently ($65 maximum).

                                    o No sales charge deducted at the time you make contributions.

                                    o Withdrawal charge: We deduct a charge equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges assessed may not exceed 8% of all contributions made in the first six contract years. Under certain circumstances, the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this supplement.

                                    o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                                    o We deduct an annuity administrative fee of $350 from amounts applied to a Variable Immediate
                                      Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                                    o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.
-----------------------------------------------------------------------------------------------------------------------------------


Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Series 600 TSA Advantage contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


EQUI-VEST(R) SERIES 600 CONTRACTS




------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted
if you surrender your contract or make certain withdrawals)(1)                             6.00%
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350
------------------------------------------------------------------------------------------------------------------------------------
Charge for third-party transfer or exchange                                                $65 maximum per occurrence;
                                                                                           currently, none
------------------------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
                                           Maximum     Current
                                           ------      -------
Mortality and expense risk(2)              1.75%       0.95%
Other expenses                             0.25%       0.25%
                                           ----        ----
Total Separate Account A annual expenses   2.00%       1.20%


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
                                                                             $65 maximum (currently $30) or, if less, 2% of
                                                                             your account value, less any amount previously
Annual administrative charge                                                 withdrawn during the contract year
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)(3)                                                          0.63%      7.31%
------------------------------------------------------------------------------------------------------------------------------------


                                                                     Fee table 3

This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.



---------------------------------------------------------------------------------
                                                Manage-
                                                 ment      12b-1      Other
 Portfolio Name                                 Fees(4)   Fees(5)   expenses (6)
---------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     0.19%
AXA Conservative Allocation                      0.10%      0.25%     0.22%
AXA Conservative-Plus Allocation                 0.10%      0.25%     0.19%
AXA Moderate Allocation                          0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation                     0.10%      0.25%     0.17%
AXA Premier VIP Aggressive Equity                0.60%      0.25%     0.20%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.18%
AXA Premier VIP Health Care                      1.20%      0.25%     0.28%
AXA Premier VIP High Yield                       0.58%      0.25%     0.18%
AXA Premier VIP International Equity             1.05%      0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%      0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%      0.25%     0.19%
AXA Premier VIP Technology                       1.20%      0.25%     0.22%
---------------------------------------------------------------------------------
AXA Advisors Trust:
---------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%      0.25%     0.13%
EQ/Alliance Growth and Income                    0.56%      0.25%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%      0.25%     0.14%
EQ/Alliance International                        0.72%      0.25%     0.21%
EQ/Alliance Large Cap Growth                     0.90%      0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%      0.25%     0.13%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.13%
EQ/Bear Stearns Small Company Growth             1.00%      0.25%     0.20%
EQ/Bernstein Diversified Value                   0.61%      0.25%     0.13%
EQ/Boston Advisors Equity Income                 0.75%      0.25%     0.16%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.27%
EQ/Capital Guardian Growth                       0.65%      0.25%     0.17%
EQ/Capital Guardian International                0.85%      0.25%     0.23%
EQ/Capital Guardian Research                     0.65%      0.25%     0.13%
EQ/Capital Guardian U.S. Equity                  0.65%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%      0.25%     0.24%
EQ/Equity 500 Index                              0.25%      0.25%     0.13%
EQ/Evergreen International Bond                  0.70%      0.25%     6.36%
EQ/Evergreen Omega                               0.65%      0.25%     0.18%
EQ/FI Mid Cap                                    0.69%      0.25%     0.14%
EQ/FI Mid Cap Value                              0.73%      0.25%     0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%      0.25%     0.66%
EQ/GAMCO Small Company Value                     0.79%      0.25%     0.14%
EQ/International Growth                          0.85%      0.25%     0.29%
EQ/Janus Large Cap Growth                        0.90%      0.25%     0.15%
EQ/JPMorgan Core Bond                            0.44%      0.25%     0.13%
EQ/JPMorgan Value Opportunities                  0.60%      0.25%     0.15%
EQ/Lazard Small Cap Value                        0.73%      0.25%     0.14%
EQ/Legg Mason Value Equity                       0.65%      0.25%     3.07%
EQ/Long Term Bond                                0.50%      0.25%     0.18%
EQ/Lord Abbett Growth and Income                 0.65%      0.25%     0.93%
EQ/Lord Abbett Large Cap Core                    0.65%      0.25%     1.32%
EQ/Lord Abbett Mid Cap Value                     0.70%      0.25%     0.40%
EQ/Marsico Focus                                 0.87%      0.25%     0.13%
EQ/Mercury Basic Value Equity                    0.57%      0.25%     0.13%
EQ/Mercury International Value                   0.85%      0.25%     0.23%
EQ/MFS Emerging Growth Companies                 0.65%      0.25%     0.14%
EQ/MFS Investors Trust                           0.60%      0.25%     0.18%
EQ/Money Market                                  0.34%      0.25%     0.13%
EQ/Montag & Caldwell Growth                      0.75%      0.25%     0.16%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                              Total                    Net Total
                                                              Annual      Fee Waiv-     Annual
                                               Underlying    Expenses    ers and/or    Expenses
                                               Portfolio      Before       Expense       After
                                                Fees and      Expense    Reimburse-     Expense
 Portfolio Name                               Expenses(7)   Limitation     ment(8)    Limitations
---------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.91%         1.45%        (0.19)%      1.26%
AXA Conservative Allocation                      0.58%         1.15%        (0.22)%      0.93%
AXA Conservative-Plus Allocation                 0.64%         1.18%        (0.19)%      0.99%
AXA Moderate Allocation                          0.71%         1.23%        (0.17)%      1.06%
AXA Moderate-Plus Allocation                     0.84%         1.36%        (0.17)%      1.19%
AXA Premier VIP Aggressive Equity                  --          1.05%           --        1.05%
AXA Premier VIP Core Bond                          --          1.03%        (0.08)%      0.95%
AXA Premier VIP Health Care                        --          1.73%         0.00%       1.73%
AXA Premier VIP High Yield                         --          1.01%           --        1.01%
AXA Premier VIP International Equity               --          1.58%         0.00%       1.58%
AXA Premier VIP Large Cap Core Equity              --          1.40%        (0.05)%      1.35%
AXA Premier VIP Large Cap Growth                   --          1.38%        (0.03)%      1.35%
AXA Premier VIP Large Cap Value                    --          1.37%        (0.02)%      1.35%
AXA Premier VIP Mid Cap Growth                     --          1.60%         0.00%       1.60%
AXA Premier VIP Mid Cap Value                      --          1.54%         0.00%       1.54%
AXA Premier VIP Technology                         --          1.67%         0.00%       1.67%
---------------------------------------------------------------------------------------------------
AXA Advisors Trust:
---------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.85%           --        0.85%
EQ/Alliance Growth and Income                      --          0.94%           --        0.94%
EQ/Alliance Intermediate Government Securities     --          0.89%           --        0.89%
EQ/Alliance International                          --          1.18%        (0.08)%      1.10%
EQ/Alliance Large Cap Growth                       --          1.28%        (0.23)%      1.05%
EQ/Alliance Quality Bond                           --          0.88%           --        0.88%
EQ/Alliance Small Cap Growth                       --          1.13%           --        1.13%
EQ/Bear Stearns Small Company Growth               --          1.45%        (0.15)%      1.30%
EQ/Bernstein Diversified Value                     --          0.99%        (0.04)%      0.95%
EQ/Boston Advisors Equity Income                   --          1.16%        (0.11)%      1.05%
EQ/Calvert Socially Responsible                    --          1.17%        (0.12)%      1.05%
EQ/Capital Guardian Growth                         --          1.07%        (0.12)%      0.95%
EQ/Capital Guardian International                  --          1.33%        (0.13)%      1.20%
EQ/Capital Guardian Research                       --          1.03%        (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity                    --          1.03%        (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond                  --          1.09%        (0.09)%      1.00%
EQ/Equity 500 Index                                --          0.63%           --        0.63%
EQ/Evergreen International Bond                    --          7.31%        (6.16)%      1.15%
EQ/Evergreen Omega                                 --          1.08%         0.00%       1.08%
EQ/FI Mid Cap                                      --          1.08%        (0.08)%      1.00%
EQ/FI Mid Cap Value                                --          1.12%        (0.02)%      1.10%
EQ/GAMCO Mergers and Acquisitions                  --          1.81%        (0.36)%      1.45%
EQ/GAMCO Small Company Value                       --          1.18%         0.00%       1.18%
EQ/International Growth                            --          1.39%         0.00%       1.39%
EQ/Janus Large Cap Growth                          --          1.30%        (0.15)%      1.15%
EQ/JPMorgan Core Bond                              --          0.82%         0.00%       0.82%
EQ/JPMorgan Value Opportunities                    --          1.00%        (0.05)%      0.95%
EQ/Lazard Small Cap Value                          --          1.12%        (0.02)%      1.10%
EQ/Legg Mason Value Equity                         --          3.97%        (2.97)%      1.00%
EQ/Long Term Bond                                  --          0.93%         0.00%       0.93%
EQ/Lord Abbett Growth and Income                   --          1.83%        (0.83)%      1.00%
EQ/Lord Abbett Large Cap Core                      --          2.22%        (1.22)%      1.00%
EQ/Lord Abbett Mid Cap Value                       --          1.35%        (0.30)%      1.05%
EQ/Marsico Focus                                   --          1.25%        (0.10)%      1.15%
EQ/Mercury Basic Value Equity                      --          0.95%         0.00%       0.95%
EQ/Mercury International Value                     --          1.33%        (0.08)%      1.25%
EQ/MFS Emerging Growth Companies                   --          1.04%           --        1.04%
EQ/MFS Investors Trust                             --          1.03%        (0.08)%      0.95%
EQ/Money Market                                    --          0.72%           --        0.72%
EQ/Montag & Caldwell Growth                        --          1.16%        (0.01)%      1.15%
---------------------------------------------------------------------------------------------------


4 Fee table

---------------------------------------------------------------------------------------------------------------------------------
                                                                                         Total                   Net Total
                                                                                         Annual      Fee Waiv-     Annual
                                                                          Underlying    Expenses    ers and/or    Expenses
                                      Manage-                             Portfolio      Before       Expense       After
                                       ment       12b-1       Other        Fees and      Expense    Reimburse-     Expense
 Portfolio Name                       Fees(4)   Fees(5)   expenses (6)   Expenses(7)   Limitation     ment(8)    Limitations
---------------------------------------------------------------------------------------------------------------------------------
AXA Advisors Trust:
---------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                    0.55%      0.25%     0.24%               --       1.04%        (0.14)%      0.90%
EQ/Short Duration Bond                  0.44%      0.25%     0.14%               --       0.83%         0.00%       0.83%
EQ/Small Company Index                  0.25%      0.25%     0.16%               --       0.66%         0.00%       0.66%
EQ/TCW Equity                           0.80%      0.25%     0.16%               --       1.21%        (0.06)%      1.15%
EQ/UBS Growth and Income                0.75%      0.25%     0.19%               --       1.19%        (0.14)%      1.05%
EQ/Van Kampen Comstock                  0.65%      0.25%     0.39%               --       1.29%        (0.29)%      1.00%
EQ/Van Kampen Emerging Markets Equity   1.15%      0.25%     0.48%               --       1.88%        (0.08)%      1.80%
EQ/Van Kampen Mid Cap Growth            0.70%      0.25%     0.83%               --       1.78%        (0.73)%      1.05%
EQ/Wells Fargo Montgomery Small Cap     0.85%      0.25%     2.28%               --       3.38%        (2.08)%      1.30%
---------------------------------------------------------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
---------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value
  Long/Short Equity                     1.50%      0.25%     1.48%               --       3.23%        (0.02)%      3.21%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
---------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II             0.75%      0.35%     0.28%               --       1.38%        (0.10)%      1.28%
---------------------------------------------------------------------------------------------------------------------------------


Notes:

(1)  Important exceptions and limitations may eliminate or reduce this charge.

(2)  A portion of this charge is for providing the death benefit.

(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(4) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (8) for any expense limitation agreement information.

(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fee will not be increased for the life of the contract.

(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.

(7) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the funds' distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Fund, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


------------------------------------------------------
Portfolio Name:
------------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.98%
------------------------------------------------------
   AXA Premier VIP Health Care             1.71%
------------------------------------------------------
   AXA Premier VIP International Equity    1.54%
------------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.33%
------------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.33%
------------------------------------------------------
   AXA Premier VIP Large Cap Value         1.29%
------------------------------------------------------
   AXA Premier VIP Mid Cap Growth          1.55%
------------------------------------------------------
   AXA Premier VIP Mid Cap Value           1.49%
------------------------------------------------------
   AXA Premier VIP Technology              1.61%
------------------------------------------------------
   EQ/Alliance Common Stock                0.83%
------------------------------------------------------
   EQ/Alliance Growth and Income           0.91%
------------------------------------------------------
   EQ/Alliance International               1.09%
------------------------------------------------------
   EQ/Alliance Large Cap Growth            1.02%
------------------------------------------------------
   EQ/Alliance Small Cap Growth            1.09%
------------------------------------------------------
   EQ/Bernstein Diversified Value          0.88%
------------------------------------------------------


                                                                     Fee table 5

------------------------------------------------------
Portfolio Name:
------------------------------------------------------
   EQ/Boston Advisors Equity Income        1.04%
------------------------------------------------------
   EQ/Calvert Socially Responsible         1.03%
------------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
------------------------------------------------------
   EQ/Capital Guardian International       1.18%
------------------------------------------------------
   EQ/Capital Guardian Research            0.94%
------------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
------------------------------------------------------
   EQ/Evergreen Omega                      0.88%
------------------------------------------------------
   EQ/FI Mid Cap                           0.95%
------------------------------------------------------
   EQ/FI Mid Cap Value                     1.08%
------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.38%
------------------------------------------------------
   EQ/GAMCO Small Company Value            1.17%
------------------------------------------------------
   EQ/International Growth                 1.22%
------------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
------------------------------------------------------
   EQ/Lazard Small Cap Value               1.01%
------------------------------------------------------
   EQ/Legg Mason Value Equity              0.99%
------------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.97%
------------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.01%
------------------------------------------------------
   EQ/Marsico Focus                        1.14%
------------------------------------------------------
   EQ/Mercury Basic Value Equity           0.93%
------------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.01%
------------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
------------------------------------------------------
   EQ/Montag & Caldwell Growth             1.12%
------------------------------------------------------
   EQ/UBS Growth and Income                1.04%
------------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.78%
------------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.02%
------------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.12%
------------------------------------------------------



EXAMPLES: EQUI-VEST SERIES 600 CONTRACTS

These examples are intended to help you compare the cost of investing in the series 600 TSA Advantage contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2005, which results in an estimated annual charge of 0.0661% of contract value.



The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this supplement (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



6 Fee table

---------------------------------------------------------------------------------------------
                                                  If you surrender your contract at the end
                                                        of the applicable time period
                                                 --------------------------------------------
                                                   1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  916     $1,683     $2,470      $3,915
AXA Conservative Allocation                       $  886     $1,596     $2,328      $3,633
AXA Conservative-Plus Allocation                  $  889     $1,604     $2,343      $3,661
AXA Moderate Allocation                           $  894     $1,619     $2,366      $3,709
AXA Moderate-Plus Allocation                      $  907     $1,657     $2,428      $3,831
AXA Premier VIP Aggressive Equity                 $  876     $1,567     $2,281      $3,536
AXA Premier VIP Core Bond                         $  874     $1,561     $2,271      $3,517
AXA Premier VIP Health Care                       $  944     $1,764     $2,601      $4,171
AXA Premier VIP High Yield                        $  872     $1,555     $2,262      $3,498
AXA Premier VIP International Equity              $  929     $1,721     $2,531      $4,034
AXA Premier VIP Large Cap Core Equity             $  911     $1,668     $2,447      $3,868
AXA Premier VIP Large Cap Growth                  $  909     $1,663     $2,437      $3,850
AXA Premier VIP Large Cap Value                   $  908     $1,660     $2,432      $3,840
AXA Premier VIP Mid Cap Growth                    $  931     $1,726     $2,540      $4,053
AXA Premier VIP Mid Cap Value                     $  925     $1,709     $2,512      $3,998
AXA Premier VIP Technology                        $  938     $1,747     $2,573      $4,116
---------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  856     $1,507     $2,183      $3,338
EQ/Alliance Growth and Income                     $  865     $1,533     $2,227      $3,427
EQ/Alliance Intermediate Government Securities    $  860     $1,519     $2,203      $3,378
EQ/Alliance International                         $  889     $1,604     $2,341      $3,658
EQ/Alliance Large Cap Growth                      $  899     $1,633     $2,389      $3,753
EQ/Alliance Quality Bond                          $  859     $1,516     $2,198      $3,368
EQ/Alliance Small Cap Growth                      $  884     $1,589     $2,317      $3,610
EQ/Bear Stearns Small Company Growth              $  916     $1,682     $2,469      $3,912
EQ/Bernstein Diversified Value                    $  870     $1,548     $2,251      $3,475
EQ/Boston Advisors Equity Income                  $  887     $1,598     $2,332      $3,639
EQ/Calvert Socially Responsible                   $  888     $1,601     $2,336      $3,649
EQ/Capital Guardian Growth                        $  878     $1,571     $2,289      $3,553
EQ/Capital Guardian International                 $  904     $1,647     $2,412      $3,800
EQ/Capital Guardian Research                      $  874     $1,560     $2,270      $3,514
EQ/Capital Guardian U.S. Equity                   $  874     $1,560     $2,270      $3,514
EQ/Caywood-Scholl High Yield Bond                 $  880     $1,577     $2,298      $3,572
EQ/Equity 500 Index                               $  834     $1,442     $2,077      $3,119
EQ/Evergreen International Bond                   $1,497     $3,276     $4,886      $7,949
EQ/Evergreen Omega                                $  879     $1,574     $2,294      $3,562
EQ/FI Mid Cap                                     $  879     $1,574     $2,294      $3,562
EQ/FI Mid Cap Value                               $  883     $1,586     $2,313      $3,601
EQ/GAMCO Mergers and Acquisitions                 $  951     $1,786     $2,636      $4,240
EQ/GAMCO Small Company Value                      $  889     $1,604     $2,341      $3,658
EQ/International Growth                           $  910     $1,665     $2,440      $3,856
EQ/Janus Large Cap Growth                         $  901     $1,639     $2,398      $3,772
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                         If you annuitize at the end
                                                        of the applicable time period
                                                  ------------------------------------------
                                                   1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  719     $1,471     $2,244      $4,265
AXA Conservative Allocation                       $  687     $1,379     $2,093      $3,983
AXA Conservative-Plus Allocation                  $  691     $1,388     $2,108      $4,011
AXA Moderate Allocation                           $  696     $1,404     $2,133      $4,059
AXA Moderate-Plus Allocation                      $  710     $1,444     $2,199      $4,181
AXA Premier VIP Aggressive Equity                 $  677     $1,348     $2,042      $3,886
AXA Premier VIP Core Bond                         $  675     $1,342     $2,032      $3,867
AXA Premier VIP Health Care                       $  748     $1,557     $2,383      $4,521
AXA Premier VIP High Yield                        $  673     $1,336     $2,022      $3,848
AXA Premier VIP International Equity              $  733     $1,511     $2,308      $4,384
AXA Premier VIP Large Cap Core Equity             $  714     $1,456     $2,219      $4,218
AXA Premier VIP Large Cap Growth                  $  712     $1,450     $2,209      $4,200
AXA Premier VIP Large Cap Value                   $  711     $1,447     $2,204      $4,190
AXA Premier VIP Mid Cap Growth                    $  735     $1,517     $2,318      $4,403
AXA Premier VIP Mid Cap Value                     $  728     $1,499     $2,289      $4,348
AXA Premier VIP Technology                        $  742     $1,539     $2,353      $4,466
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  656     $1,285     $1,939      $3,688
EQ/Alliance Growth and Income                     $  665     $1,313     $1,985      $3,777
EQ/Alliance Intermediate Government Securities    $  660     $1,297     $1,959      $3,728
EQ/Alliance International                         $  690     $1,387     $2,107      $4,008
EQ/Alliance Large Cap Growth                      $  701     $1,418     $2,157      $4,103
EQ/Alliance Quality Bond                          $  659     $1,294     $1,954      $3,718
EQ/Alliance Small Cap Growth                      $  685     $1,372     $2,081      $3,960
EQ/Bear Stearns Small Company Growth              $  719     $1,470     $2,242      $4,262
EQ/Bernstein Diversified Value                    $  670     $1,328     $2,010      $3,825
EQ/Boston Advisors Equity Income                  $  688     $1,381     $2,097      $3,989
EQ/Calvert Socially Responsible                   $  689     $1,384     $2,102      $3,999
EQ/Capital Guardian Growth                        $  679     $1,353     $2,051      $3,903
EQ/Capital Guardian International                 $  706     $1,434     $2,182      $4,150
EQ/Capital Guardian Research                      $  675     $1,341     $2,031      $3,864
EQ/Capital Guardian U.S. Equity                   $  675     $1,341     $2,031      $3,864
EQ/Caywood-Scholl High Yield Bond                 $  681     $1,359     $2,061      $3,922
EQ/Equity 500 Index                               $  633     $1,216     $1,826      $3,469
EQ/Evergreen International Bond                   $1,334     $3,160     $4,815      $8,299
EQ/Evergreen Omega                                $  680     $1,356     $2,056      $3,912
EQ/FI Mid Cap                                     $  680     $1,356     $2,056      $3,912
EQ/FI Mid Cap Value                               $  684     $1,369     $2,076      $3,951
EQ/GAMCO Mergers and Acquisitions                 $  756     $1,581     $2,420      $4,590
EQ/GAMCO Small Company Value                      $  690     $1,387     $2,107      $4,008
EQ/International Growth                           $  712     $1,452     $2,212      $4,206
EQ/Janus Large Cap Growth                         $  703     $1,424     $2,167      $4,122
--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                        If you do not surrender your
                                                             contract at the end
                                                        of the applicable time period
                                                  -------------------------------------------
                                                    1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                             $369     $1,121     $1,894    $3,915
AXA Conservative Allocation                           $337     $1,029     $1,743    $3,633
AXA Conservative-Plus Allocation                      $341     $1,038     $1,758    $3,661
AXA Moderate Allocation                               $346     $1,054     $1,783    $3,709
AXA Moderate-Plus Allocation                          $360     $1,094     $1,849    $3,831
AXA Premier VIP Aggressive Equity                     $327     $  998     $1,692    $3,536
AXA Premier VIP Core Bond                             $325     $  992     $1,682    $3,517
AXA Premier VIP Health Care                           $398     $1,207     $2,033    $4,171
AXA Premier VIP High Yield                            $323     $  986     $1,672    $3,498
AXA Premier VIP International Equity                  $383     $1,161     $1,958    $4,034
AXA Premier VIP Large Cap Core Equity                 $364     $1,106     $1,869    $3,868
AXA Premier VIP Large Cap Growth                      $362     $1,100     $1,859    $3,850
AXA Premier VIP Large Cap Value                       $361     $1,097     $1,854    $3,840
AXA Premier VIP Mid Cap Growth                        $385     $1,167     $1,968    $4,053
AXA Premier VIP Mid Cap Value                         $378     $1,149     $1,939    $3,998
AXA Premier VIP Technology                            $392     $1,189     $2,003    $4,116
---------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                              $306     $  935     $1,589    $3,338
EQ/Alliance Growth and Income                         $315     $  963     $1,635    $3,427
EQ/Alliance Intermediate Government Securities        $310     $  947     $1,609    $3,378
EQ/Alliance International                             $340     $1,037     $1,757    $3,658
EQ/Alliance Large Cap Growth                          $351     $1,068     $1,807    $3,753
EQ/Alliance Quality Bond                              $309     $  944     $1,604    $3,368
EQ/Alliance Small Cap Growth                          $335     $1,022     $1,731    $3,610
EQ/Bear Stearns Small Company Growth                  $369     $1,120     $1,892    $3,912
EQ/Bernstein Diversified Value                        $320     $  978     $1,660    $3,475
EQ/Boston Advisors Equity Income                      $338     $1,031     $1,747    $3,639
EQ/Calvert Socially Responsible                       $339     $1,034     $1,752    $3,649
EQ/Capital Guardian Growth                            $329     $1,003     $1,701    $3,553
EQ/Capital Guardian International                     $356     $1,084     $1,832    $3,800
EQ/Capital Guardian Research                          $325     $  991     $1,681    $3,514
EQ/Capital Guardian U.S. Equity                       $325     $  991     $1,681    $3,514
EQ/Caywood-Scholl High Yield Bond                     $331     $1,009     $1,711    $3,572
EQ/Equity 500 Index                                   $283     $  866     $1,476    $3,119
EQ/Evergreen International Bond                       $984     $2,810     $4,465    $7,949
EQ/Evergreen Omega                                    $330     $1,006     $1,706    $3,562
EQ/FI Mid Cap                                         $330     $1,006     $1,706    $3,562
EQ/FI Mid Cap Value                                   $334     $1,019     $1,726    $3,601
EQ/GAMCO Mergers and Acquisitions                     $406     $1,231     $2,070    $4,240
EQ/GAMCO Small Company Value                          $340     $1,037     $1,757    $3,658
EQ/International Growth                               $362     $1,102     $1,862    $3,856
EQ/Janus Large Cap Growth                             $353     $1,074     $1,817    $3,772
---------------------------------------------------------------------------------------------


                                                                     Fee table 7

--------------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at the end          If you annuitize at the end
                                               of the applicable time period               of the applicable time period
--------------------------------------------------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                    $  853     $1,498     $2,169      $3,309      $653     $1,276     $1,924      $3,659
EQ/JPMorgan Value Opportunities          $  871     $1,551     $2,255      $3,485      $671     $1,332     $2,015      $3,835
EQ/Lazard Small Cap Value                $  883     $1,586     $2,313      $3,601      $684     $1,369     $2,076      $3,951
EQ/Legg Mason Value Equity               $1,166     $2,393     $3,587      $5,965      $983     $2,224     $3,432      $6,315
EQ/Long Term Bond                        $  864     $1,531     $2,222      $3,417      $664     $1,310     $1,980      $3,767
EQ/Lord Abbett Growth and Income         $  963     $1,820     $2,691      $4,346      $769     $1,617     $2,479      $4,696
EQ/Lord Abbett Large Cap Core            $  992     $1,903     $2,824      $4,598      $799     $1,705     $2,620      $4,948
EQ/Lord Abbett Mid Cap Value             $  906     $1,653     $2,422      $3,819      $708     $1,440     $2,192      $4,169
EQ/Marsico Focus                         $  896     $1,624     $2,374      $3,725      $698     $1,409     $2,142      $4,075
EQ/Mercury Basic Value Equity            $  866     $1,536     $2,232      $3,436      $666     $1,316     $1,990      $3,786
EQ/Mercury International Value           $  904     $1,647     $2,412      $3,800      $706     $1,434     $2,182      $4,150
EQ/MFS Emerging Growth Companies         $  875     $1,563     $2,275      $3,524      $676     $1,344     $2,036      $3,874
EQ/MFS Investors Trust                   $  874     $1,560     $2,270      $3,514      $675     $1,341     $2,031      $3,864
EQ/Money Market                          $  843     $1,469     $2,121      $3,209      $642     $1,244     $1,872      $3,559
EQ/Montag & Caldwell Growth              $  887     $1,598     $2,332      $3,639      $688     $1,381     $2,097      $3,989
EQ/PIMCO Real Return                     $  875     $1,563     $2,275      $3,524      $676     $1,344     $2,036      $3,874
EQ/Short Duration Bond                   $  854     $1,501     $2,174      $3,319      $654     $1,279     $1,929      $3,669
EQ/Small Company Index                   $  837     $1,451     $2,092      $3,149      $636     $1,226     $1,841      $3,499
EQ/TCW Equity                            $  892     $1,612     $2,355      $3,687      $693     $1,397     $2,122      $4,037
EQ/UBS Growth and Income                 $  890     $1,606     $2,346      $3,668      $691     $1,390     $2,112      $4,018
EQ/Van Kampen Comstock                   $  900     $1,636     $2,393      $3,763      $702     $1,421     $2,162      $4,113
EQ/Van Kampen Emerging Markets Equity    $  958     $1,806     $2,668      $4,302      $764     $1,602     $2,455      $4,652
EQ/Van Kampen Mid Cap Growth             $  948     $1,777     $2,622      $4,213      $753     $1,572     $2,406      $4,563
EQ/Wells Fargo Montgomery Small Cap      $1,107     $2,230     $3,336      $5,532      $921     $2,051     $3,165      $5,882
--------------------------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
     Equity                              $1,093     $2,189     $3,273      $5,420      $906     $2,008     $3,098      $5,770
--------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II              $  909     $1,663     $2,437      $3,850      $712     $1,450     $2,209      $4,200
--------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                                         the end
                                              of the applicable time period
-----------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                      $303     $  926     $1,574     $3,309
EQ/JPMorgan Value Opportunities            $321     $  982     $1,665     $3,485
EQ/Lazard Small Cap Value                  $334     $1,019     $1,726     $3,601
EQ/Legg Mason Value Equity                 $633     $1,874     $3,082     $5,965
EQ/Long Term Bond                          $314     $  960     $1,630     $3,417
EQ/Lord Abbett Growth and Income           $419     $1,267     $2,129     $4,346
EQ/Lord Abbett Large Cap Core              $449     $1,355     $2,270     $4,598
EQ/Lord Abbett Mid Cap Value               $358     $1,090     $1,842     $3,819
EQ/Marsico Focus                           $348     $1,059     $1,792     $3,725
EQ/Mercury Basic Value Equity              $316     $  966     $1,640     $3,436
EQ/Mercury International Value             $356     $1,084     $1,832     $3,800
EQ/MFS Emerging Growth Companies           $326     $  994     $1,686     $3,524
EQ/MFS Investors Trust                     $325     $  991     $1,681     $3,514
EQ/Money Market                            $292     $  894     $1,522     $3,209
EQ/Montag & Caldwell Growth                $338     $1,031     $1,747     $3,639
EQ/PIMCO Real Return                       $326     $  994     $1,686     $3,524
EQ/Short Duration Bond                     $304     $  929     $1,579     $3,319
EQ/Small Company Index                     $286     $  876     $1,491     $3,149
EQ/TCW Equity                              $343     $1,047     $1,772     $3,687
EQ/UBS Growth and Income                   $341     $1,040     $1,762     $3,668
EQ/Van Kampen Comstock                     $352     $1,071     $1,812     $3,763
EQ/Van Kampen Emerging Markets Equity      $414     $1,252     $2,105     $4,302
EQ/Van Kampen Mid Cap Growth               $403     $1,222     $2,056     $4,213
EQ/Wells Fargo Montgomery Small Cap        $571     $1,701     $2,815     $5,532
-----------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
     Equity                                $556     $1,658     $2,748     $5,420
-----------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------
U.S. Real Estate - Class II                $362     $1,100     $1,859     $3,850
-----------------------------------------------------------------------------------



8 Fee table

CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2005.



                                                                     Fee table 9

THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE
PROSPECTUS:


Charges and expenses

--------------------------------------------------------------------------------


CHARGES UNDER SERIES 600 CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage(SM) contracts. If your account value on such date is $25,000 or more for TSA Advantage contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage(SM) contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

There currently is no third-party transfer (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company) charge for series 600 contracts. We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.

10 Charges and expenses

WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:

o The annuitant retires under the terms of the TSA plan, or separates from service;

o  The annuitant reaches age 59-1/2 and completes at least five contract years;

o  The annuitant dies and a death benefit is payable to the beneficiary;

o We receive a properly completed election form providing for the account value to be used to buy a life annuity;

o The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59-1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 59-1/2;


o The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;


o A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

o We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);


o The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:


   -- its main function is to provide skilled, intermediate, or custodial nursing care;


   -- it provides continuous room and board to three or more persons;


   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

o The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.

                                                         Charges and expenses 11

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.




SERIES 600 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                1998         1999
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.39     $ 118.86
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           11
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.25     $ 105.70
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           17
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.20     $  84.97
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000         2001        2002
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.59     $ 111.79    $  96.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             101          287         488
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.50     $  66.90    $  47.01
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              71          100          95
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 106.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          83
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  79.09
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          17
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.49     $  76.09    $  72.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              28           49          69
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  78.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          17
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  76.54
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          21
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  67.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          32
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  79.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          32
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  62.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          43
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.19     $ 120.60     $ 128.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           12           32
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 107.05     $ 108.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           31           42
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.18     $ 110.91     $ 113.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           21           44
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.46     $ 121.88     $ 126.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             503          565          647
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.00     $ 119.18     $ 125.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           50          122
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  63.88     $  70.75     $  75.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             106          123          122
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.55     $ 112.44     $ 113.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             100          106          121
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.13     $ 110.93     $ 117.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              32           49           57
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.34     $  94.85     $  96.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             130          179          218
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.76     $ 120.87     $ 137.87
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           62           71
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.89     $ 104.99     $ 110.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           33           31
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.71     $  92.44     $  98.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              53           65           65
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.57     $ 115.96     $ 122.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              39           51           62
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.02     $  94.96     $ 101.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              94          125          122
--------------------------------------------------------------------------------------------------------------------------------


I-1 Appendix I: Condensed financial information

SERIES 600 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.87     $ 126.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          105
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.73     $ 120.14
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           37
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.32     $ 101.97
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.00     $ 126.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 116.42
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           36
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.62     $ 100.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.94     $ 109.62
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.64
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.84
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  73.80
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          36
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  56.71
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           9
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.54    $  94.83    $  62.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             702         944         905
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.01    $ 125.48    $  97.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             262         526         600
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.71    $ 116.93    $ 125.45
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16         112         193
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.90    $  72.66    $  64.53
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              36          45         272
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.88    $  70.52    $  47.97
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             350         438         383
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.03    $ 117.42    $ 124.90
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27         112         158
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.09    $ 105.51    $  72.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              98         166         206
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  94.71    $  80.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          71         173
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.26    $  87.02    $  63.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  54.11
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  67.97
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          12
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.80    $ 108.22    $  80.55
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9          31         130
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                     ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.53     $ 116.68     $ 123.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              66           91           89
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.33     $  91.63     $ 100.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31          130          128
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.29     $ 104.06     $ 107.24
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,026         1206        1,254
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.79     $ 139.68     $ 145.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             645          710          726
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.60     $ 127.50     $ 127.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             185          163          153
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.19     $ 100.63     $ 114.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             302          335          398
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  58.38     $  62.52     $  70.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             362          311          281
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.77     $ 130.97     $ 131.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             142          135          136
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.26     $ 114.03     $ 125.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             238          247          253
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 114.62     $ 121.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           26
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.78     $ 115.20     $ 120.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             235          340          396
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.01     $ 112.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            6           50
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.94     $  81.81     $  87.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            6            8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  66.27     $  69.10     $  71.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           12           17
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.06     $  99.97     $ 115.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           75           97
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.65     $ 114.66     $ 120.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             142          147          147
--------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-2

SERIES 600 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                1998         1999
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 101.69
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.69     $ 123.02
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           50
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.88     $  83.36
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.60     $  98.04
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
-------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000         2001        2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.08     $ 100.76    $  75.99
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           21          63
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.63     $  95.13    $  72.94
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             258          367         451
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.02     $  76.26    $  57.25
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           10          16
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.02     $  85.57    $  68.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9          106         195
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.60     $  88.97    $  74.98
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14          126         261
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  83.99     $  63.92    $  44.01
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12          119         162
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 107.19
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          45
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.43     $  95.23    $  76.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17           32          35
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 112.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          27
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.40     $ 110.61     $ 115.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             126          189          232
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  91.12     $ 100.33     $ 103.49
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             536          628          666
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  97.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.17     $  82.67     $  84.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              26           53           44
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.80     $ 112.12     $ 117.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             301          399           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.72     $ 114.94     $ 126.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             291          333          377
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 105.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 113.27     $ 116.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            7           62
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 115.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  54.73     $  60.64     $  64.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             185          201          225
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.48     $ 112.60     $ 113.71
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              72           95          130
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.42     $ 104.53     $ 108.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35           38           39
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 153.26     $ 177.32     $ 183.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              54          102          120
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 106.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           20
--------------------------------------------------------------------------------------------------------------------------------


I-3 Appendix I: Condensed financial information

SERIES 600 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                               1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.91     $ 115.06
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            7
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.53     $ 177.65
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           36
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.53
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            2
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.68     $ 105.21
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           17
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
                                                                                                2000         2001        2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.94    $  92.57
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          47
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.11     $ 132.52    $ 109.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              41          119         183
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  75.88
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          74
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.46     $  92.82    $  60.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             288          316         265
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.57     $  85.14    $  66.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17           21          26
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.19     $ 112.74    $ 112.77
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              57          125         107
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  81.65
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 106.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 105.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.93     $ 130.94     $ 143.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             133          180          241
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.44     $ 154.51     $ 157.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             219          284          294
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.00     $ 115.37     $ 126.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              85          120          197
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.94     $  85.62     $  92.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             250          232          215
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  80.11     $  88.18     $  93.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           32           31
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.05     $ 111.56     $ 113.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              83           75           68
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.69     $ 109.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           35
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.68     $ 136.81     $ 140.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              59          104          133
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.26     $ 114.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2           26
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.27     $ 117.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           21
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            9
--------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-4

SERIES 600 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.49     $ 157.61
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            5
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the years
                                                                                                   ending December 31,
                                                                                               2000        2001        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.36     $ 87.48     $ 81.32
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             42          44          54
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.29     $ 153.09     $ 200.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              69           95          144
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 123.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.49     $ 101.87     $ 108.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3           14
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.85     $ 143.65     $ 165.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4           45           86
--------------------------------------------------------------------------------------------------------------------------------



Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234

All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                             Life Insurance Company


I-5 Appendix I: Condensed financial information

EQUI-VEST(R) Employer-Sponsored Retirement Programs


SUPPLEMENT DATED MAY 1, 2006 TO THE EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2006


EQUI-VEST(R) Vantage(SM) Additional Contributions Tax-Sheltered (ACTS)
Program
--------------------------------------------------------------------------------



This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2006, for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. You should keep this Supplement with your prospectus. We will send you another copy of any prospectus or supplement, without charge, upon request.


We offer the EQUI-VEST(R) Vantage(SM) contract to fund the ACTS Program ("the plan").

The EQUI-VEST(R) Vantage(SM) ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST(R) Vantage(SM) ACTS contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.1

We offer the EQUI-VEST(R) Vantage(SM) ACTS contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage(SM) ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST(R) Vantage(SM) ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

                                  ----------

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST(R) Vantage(SM) ACTS and the provisions of the EQUI-VEST(R) Series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

-------

1 This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage(SM) ACTS product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the Prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed.

        For use with the Additional Contributions Tax-Sheltered Program




                                                                          X01247

888-1353 (5/05)                                     Catalog Number 133282 (5/05)

1. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A 1. GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" ON PAGE 11 OF THE PROSPECTUS:



------------------------------------------------------------------------------------
FEES AND CHARGES FOR
EQUI-VEST(R) VANTAGE(SM)        o Separate account charge deducted daily on amounts
ACTS                              invested in variable investment options: 0.70%.

                                o Annual administrative charge: There is no annual
                                  administrative charge.

                                o Charge for third-party transfer (such as in
                                  the case of a direct transfer of the account value to another 403(b) arrangement
                                  ("employer-designated funding vehicle") or a transfer or direct rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or
                                  Section 403(b)(7) of the Internal Revenue Code respectively or such other qualified plan or arrangement as permitted by applicable law, or a direct rollover to a traditional IRA contract): $25 current ($65 maximum) per occurrence per participant.

                                o No sales charge deducted at the time
                                  contributions are made.

                                o Withdrawal charge: There is no withdrawal
                                  charge.

                                o Annual expenses of EQ Advisors Trust and AXA
                                  Premier VIP Trust (the "Trusts") portfolios are calculated as a percentage of the average daily net assets invested in each portfolio.
                                  Please see "Fee table" later in this
                                  prospectus.

--------------------------------------------------------------------------------

2. PORTFOLIOS OF THE TRUSTS

The following Variable Investment Options are available under the contract.


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the EQUI-VEST(R) Vantage(SM) ASTS contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION          Seeks long-term capital appreciation and current income. o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------

EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                              o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                    o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                and Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates   o AllianceBernstein L.P.
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level
                                 consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.                       o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        Seeks long-term growth of capital.                       o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND            Seeks to provide a high total return consistent with     o J.P. Morgan Investment Management Inc.
                                 moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------

Portfolios of the Trusts (continued)

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL   Seeks to provide current income and long-term growth of        o Merrill Lynch Investment Managers
 VALUE                     income, accompanied by growth of capital.                        International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Seeks to obtain a high level of current income, preserve its   o The Dreyfus Corporation
                           assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Seeks to replicate as closely as possible (before the          o AllianceBernstein L.P.
                           deduction of portfolio expenses) the total return of the
                           Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.



3. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" ON PAGE 26 OF THE PROSPECTUS:



FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage(SM) ACTS certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount withdrawn (deducted when you
surrender your certificate or make certain withdrawals)                                    0%

Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350

Charge for third-party transfer or direct rollover                                         $65 maximum per participant for each
                                                                                           occurrence; currently $25 per participant
                                                                                           for each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including underlying trust portfolio fees and expenses.




------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Separate account charge(1)                 0.70%

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                         $0
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option.
Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)(2)                                                          0.63%      1.33%
------------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.

-------------------------------------------------------------------------------
                                    Management                        Other
 Portfolio Name                      Fees(2)      12b-1 Fees(3)   Expenses(4)
-------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------
AXA Moderate Allocation           0.10%         0.25%            0.17%
-------------------------------------------------------------------------------
EQ ADVISORS TRUST
-------------------------------------------------------------------------------
EQ/Bernstein Diversified Value    0.61%         0.25%            0.13%
EQ/Calvert Socially Responsible   0.65%         0.25%            0.27%
EQ/Equity 500 Index               0.25%         0.25%            0.13%
EQ/FI Mid Cap                     0.69%         0.25%            0.14%
EQ/Janus Large Cap Growth         0.90%         0.25%            0.15%
EQ/JPMorgan Core Bond             0.44%         0.25%            0.13%
EQ/Mercury International Value    0.85%         0.25%            0.23%
EQ/Money Market                   0.34%         0.25%            0.13%
EQ/Small Company Index            0.25%         0.25%            0.16%
-------------------------------------------------------------------------------


This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------
                                                     Total Annual                          Net Total
                                      Underlying       Expenses                            Annual
                                   Portfolio Fees       Before          Fee Waivers       Expenses
                                         and           Expense        and/or Expense    After Expense
 Portfolio Name                      Expenses(5)      Limitation    Reimbursements(6)    Limitations
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Moderate Allocation           0.71%            1.23%           (0.17)%             1.06%
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      --             0.99%           (0.04)%             0.95%
EQ/Calvert Socially Responsible     --             1.17%           (0.12)%             1.05%
EQ/Equity 500 Index                 --             0.63%              --               0.63%
EQ/FI Mid Cap                       --             1.08%           (0.08)%             1.00%
EQ/Janus Large Cap Growth           --             1.30%           (0.15)%             1.15%
EQ/JPMorgan Core Bond               --             0.82%            0.00%              0.82%
EQ/Mercury International Value      --             1.33%           (0.08)%             1.25%
EQ/Money Market                     --             0.72%              --               0.72%
EQ/Small Company Index              --             0.66%            0.00%              0.66%
------------------------------------------------------------------------------------------------------



Notes:

(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.

(2) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Moderate Allocation variable investment option invests in a corresponding portfolio of AXA Premier VIP Trust. The AXA Moderate Allocation portfolio in turn invests in shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect the AXA Moderate Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below.




------------------------------------------------
 Portfolio Name
------------------------------------------------
   EQ/Bernstein Diversified Value    0.88%
------------------------------------------------
   EQ/Calvert Socially Responsible   1.03%
------------------------------------------------
   EQ/FI Mid Cap                     0.95%
------------------------------------------------
   EQ/Janus Large Cap Growth         1.14%
------------------------------------------------


EXAMPLES: EQUI-VEST(R) VANTAGE(SM) ACTS CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage(SM) ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract at the end        If you annuitize at the end of the
                                        of the applicable time period                      applicable time period
                                   ---------------------------------------------------------------------------------------
                                    1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation              $203      $626      $1,075      $2,320      $553     $  976     $1,425      $2,670
--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value       $177      $549      $  945      $2,052      $527     $  899     $1,295      $2,402
EQ/Calvert Socially Responsible      $196      $606      $1,042      $2,251      $546     $  956     $1,392      $2,601
EQ/Equity 500 Index                  $139      $433      $  749      $1,643      $489     $  783     $1,099      $1,993
EQ/FI Mid Cap                        $187      $577      $  993      $2,152      $537     $  927     $1,343      $2,502
EQ/Janus Large Cap Growth            $159      $494      $  853      $1,861      $509     $  844     $1,203      $2,211
EQ/JPMorgan Core Bond                $210      $647      $1,111      $2,393      $560     $  997     $1,461      $2,743
EQ/Mercury International Value       $213      $657      $1,127      $2,426      $563     $1,007     $1,477      $2,776
EQ/Money Market                      $149      $462      $  798      $1,746      $499     $  812     $1,148      $2,096
EQ/Small Company Index               $142      $443      $  765      $1,677      $492     $  793     $1,115      $2,027
--------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                   If you do not surrender your contract at
                                     the end of the applicable time period
-----------------------------------------------------------------------------
                                    1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------
AXA Moderate Allocation              $203      $626      $1,075     $2,320
-----------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------
EQ/Bernstein Diversified Value       $177      $549      $  945     $2,052
EQ/Calvert Socially Responsible      $196      $606      $1,042     $2,251
EQ/Equity 500 Index                  $139      $433      $  749     $1,643
EQ/FI Mid Cap                        $187      $577      $  993     $2,152
EQ/Janus Large Cap Growth            $159      $494      $  853     $1,861
EQ/JPMorgan Core Bond                $210      $647      $1,111     $2,393
EQ/Mercury International Value       $213      $657      $1,127     $2,426
EQ/Money Market                      $149      $462      $  798     $1,746
EQ/Small Company Index               $142      $443      $  765     $1,677
-----------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2005.



4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN

  PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 28:



-----------------------------------------------------------------------------------------------------------------------------------
 Contract type    Source of contributions                                    Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST(R)     o Salary Reduction Contributions (Elective Deferral         o For 2006, maximum amount of employee contributions
Vantage(SM) ACTS   Contributions): Contributions under a salary reduction      is generally the lesser of $44,000 or 100% of
                   agreement that an employee enters into with the             compensation with maximum salary reduction
                   Employer under the Plan, including "designated Roth         contribution of $15,000.
                   contributions under Section 402A of the Code.
                                                                             o If your employer's plan permits, additional salary
                 o Rollover Contributions: Contributions of eligible           reduction catch-up contributions totalling up to
                   rollover distributions directly or indirectly from another  $5,000 can be made where you are at least age 50 at
                   eligible retirement arrangement.                            any time during 2006.

                 o Direct Transfer Contributions: Amounts directly           o Rollover or direct transfer contributions after age
                   transferred from another 403(b) arrangement pursuant        70-1/2 must be net of required minimum distributions.
                   to Revenue Ruling 90-24.
                                                                             o All salary reduction contributions (whether pre-tax
                 o Additional "catch-up" contributions.                        or designated Roth) may not exceed the total maximum
                                                                               for the year. (For 2006, $15,000 and age 50 catch-up
                                                                               of $ 5,000.)

                                                                             o We currently do not accept rollovers or direct
                                                                               transfers of funds from designated Roth accounts.

                                                                             o Different sources of contributions and earnings may
                                                                               be subject to withdrawal restrictions.
-----------------------------------------------------------------------------------------------------------------------------------


5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 28 IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable accumulation annuities in which a participant has an interest would then total more than $2,500,000.


6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 29 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage(SM) ACTS contracts) and Annuitant-Owned HR-10.

7. THE FINAL PARAGRAPH IN "CONTRACT FEATURES AND BENEFITS" UNDER "GUARANTEED INTEREST OPTION," AT PAGE 34 IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:


The minimum yearly guaranteed interest rate for 2006 is equal to 3.00%. Your lifetime minimum guaranteed interest rate is 1.5%. The minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current rates will never be less than the minimum yearly guaranteed interest rate.



8. THE SECTION "SELECTING YOUR INVESTMENT METHOD" IN THE PROSPECTUS BEGINNING ON PAGE 35 DOES NOT APPLY TO EQUI-VEST(R) VANTAGE(SM) ACTS. A NEW SECTION IS ADDED AS FOLLOWS:


TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

9. THE SEVENTH BULLET IN "TRANSFERRING YOUR ACCOUNT VALUE" UNDER "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" IN THE PROSPECTUS AT PAGE 38 IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

o The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b) the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract, which include any amounts directly transferred from the contract to another 403(b) arrangement pursuant to Revenue Ruling 90-24 in the prior participation year (other than amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

o We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.


10. A NEW SUBSECTION IS ADDED UNDER "ACCESSING YOUR MONEY" IMMEDIATELY AFTER THE CHART UNDER "METHOD OF WITHDRAWAL" AT PAGE 41 OF THE PROSPECTUS AS FOLLOWS:

RESTRICTIONS ON WITHDRAWALS FROM THE GUARANTEED INTEREST OPTION:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b) the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract, which include any amounts directly transferred from your account balance under the contract to another 403(b) arrangement pursuant to Revenue Ruling 90-24 in the prior participation year (other than amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.


11. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE
    TRUSTEEDCONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 42:

Any participant loan requests require contract holder approval.


12. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 42:


EQUI-VEST(R) VANTAGE(SM) ACTS TERMINATION OF PARTICIPATION

We may terminate the participant's participation under the EQUI-VEST(R) Vantage(SM) ACTS contract and pay that participant the account value under the certificate if:

(1) the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2) a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3) a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage(SM) ACTS contract is terminated by us.

We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage(SM) ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. The participant may, subject to the annual withdrawal restriction from the guaranteed interest option, withdraw any portion of the account value under the certificate and: (i) transfer or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly transfer such amounts to another contract or custodial arrangement that meets the requirements of
Section 403(b)(1) or Section 403(b)(7) of the Internal Revenue Code respectively; (iii) directly roll over such amounts to another eligible retirement plan (iv) retain such amounts, if permitted under federal tax law; or (v) maintain such account value with us.

An EQUI-VEST(R) Vantage(SM) ACTS contract may be terminated only after all participation under the contract is terminated.


13. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS AT PAGE 49:


CHARGES UNDER EQUI-VEST(R) VANTAGE(SM) ACTS CONTRACTS


CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.70% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant's participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage(SM) ACTS contracts.


CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We deduct a charge for third-party transfer (such as in the case of (i) a direct transfer of the account value to another employer-designated funding vehicle or (ii) a transfer or direct rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or Section 403(b)(7) of the Internal Revenue Code respectively or (iii) a direct rollover to another eligible retirement plan. This charge is currently $25 ($65 maximum) per occurrence per participant.


14. THE SECOND PARAGRAPH IN "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" UNDER "WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS AT PAGE 56 IS AMENDED IN THE FOLLOWING MANNER:


The phrase in the first sentence of the paragraph "or to your account balance attributable to employer contributions" is deleted in its entirety.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) Vantage(SM) ACTS contracts



  THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
       INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.
-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            -----------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.58     $ 105.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.19     $ 105.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32     $  81.73
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 63.97     $  81.20
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75     $  99.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.53     $  55.65
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78     $ 110.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.18     $  98.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $110.53     $ 110.38
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $ 118.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years
                                                                                               ending December 31,
                                                                                            -----------------------
                                                                                                 2004         2005
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.42     $ 119.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.36     $ 123.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  84.06     $  90.77
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.88     $  92.14
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.60     $ 121.04
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  61.98     $  66.03
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.36     $ 116.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 130.47
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.46     $ 112.56
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
-------------------------------------------------------------------------------------------------------------------



Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234

All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                             Life Insurance Company

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006, TO EQUI-VEST(R) SERIES 200
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2006 EQUI-VEST(R) TSA and EDC contracts (Series 200)
Offered to Certain Public School Employees Within the State of Virginia

--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the May 1, 2006 prospectus or supplement to prospectus (the "Prospectus") for EQUI-VEST(R) group and individual deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable").


AXA Equitable offers its EQUI-VEST(R) Series 200 EDC and TSA contracts, modified as described below, (the "Modified EDC and TSA Agreement") only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts. Terms in this Supplement have the same meaning as in the Prospectus.


o Annual administrative charge. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:


  "For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year."


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).






       FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA






    Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                        Americas New York, New York 10104
                                 (212) 554-1234
            All rights reserved. EQUI-VEST(R) is a registered service
                  mark of AXA Equitable Life Insurance Company            x01248

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2006

For Employees of Employers Associated with Real Living Network
--------------------------------------------------------------------------------



This Supplement modifies certain information contained in the prospectus or supplement to prospectus dated May 1, 2006 ("Prospectus") as it relates to certain series 200 Trusteed Contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). The Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), are offered to employees of employers associated with Real Living Network, a real estate brokerage firm, on the basis described in the Prospectus, except that the withdrawal charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.



The annual administrative charge is waived.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).































    Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.


                                                                          x01249

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2006
--------------------------------------------------------------------------------



This Supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2006 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable will offer its EQUI-VEST(R) Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST(R) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Contract and the TSA provisions described in the EQUI-VEST(R) Prospectus include the following:

o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA Contract is as follows:



--------------------------------------------------------------------------------
      Contract Year(s)                              Withdrawal Charge
--------------------------------------------------------------------------------
           1                                               6%
           2                                               5
           3                                               4
           4                                               3
           5                                               2
           6+                                              0
--------------------------------------------------------------------------------



This table replaces the EQUI-VEST(R) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses" in the Prospectus.

o LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans, see "Loans from qualified plans and TSAs" under "Tax information" in the Prospectus.

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the withdrawal charge section in "Charges and expenses" has been revised as follows:

  No charge will be applied to any amount withdrawn from the TSA Contract if:

  -- the annuitant has separated from service, or -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or
  -- the annuitant makes a withdrawal at any time and qualifies to receive
     Social Security disability benefits as certified by the Social Security Administration or any successor agency.
  -- the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than AXA Equitable.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus.)




                     FOR USE ONLY IN THE STATE OF MARYLAND

    Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234

All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.
                                                                          x01250

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2006


FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the prospectus dated May 1, 2006 ("Prospectus") as it relates to the Series 200 EDC Contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the Prospectus, except that the withdrawal charge and annual administrative charge applicable to the Modified EDC Contracts will be as follows:

o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified EDC Contract is as follows:



--------------------------------------------------------------------------------
      Contract Year(s)                              Withdrawal Charge
--------------------------------------------------------------------------------
           1                                               6%
           2                                               5
           3                                               4
           4                                               3
           5                                               2
           6+                                              0
--------------------------------------------------------------------------------


This table replaces the table in the Prospectus under "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."


No withdrawal charge will apply in the event of the:

    -- Death
    -- Disability
    -- Separation from service from Allegheny County
    -- Retirement of the participant.


o ANNUAL ADMINISTRATIVE CHARGE.The annual administrative charge is waived; therefore all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).






    Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.


                                                                          x01251

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006, TO EQUI-VEST(R) SERIES 200
EMPLOYER-SPONSORED RETIREMENT PROGRAMS, PROSPECTUS DATED MAY 1, 2006
--------------------------------------------------------------------------------



This Supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2006 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement programs, deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable offers its EQUI-VEST(R) Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the "Modified EDC Agreement") only to participants in the EDC plan for Wayne County, Michigan. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST(R) Series 200 EDC contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.



1. Exceptions to the withdrawal charge. In "Charges and expenses" under the section titled, "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," in "Withdrawal charge for series 100 and 200 contracts," the following exceptions are added:


   o the Participant retires pursuant to terms of the Plan; or

   o the Participant separates from service; or

   o the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and approved by the Plan; or

   o we receive proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

   o the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

     Written notice of claim must be given to us during the Participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either
     (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

     The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the contract was issued or if the condition began within the 12 month period following the issuance of the contract.


2. Annual administrative charge. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:


     For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).







            FOR USE ONLY WITH WAYNE COUNTY, MICHIGAN EDC CONTRACTS




    Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.


                                                                          x01252

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2006
--------------------------------------------------------------------------------



This Supplement modifies certain information in the above-referenced prospectus or supplement to prospectus dated May 1, 2006 (together, the "Prospectus") for EQUI-VEST(R) employer-sponsored retirement programs deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable").


AXA Equitable offers a modified version of its EQUI-VEST(R) Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(R) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST(R) Prospectus include the following:

o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA Agreement is as follows:



--------------------------------------------------------------------------------
      Contract Year(s)                               Withdrawal Charge
--------------------------------------------------------------------------------
           1                                              6%
           2                                              5
           3                                              4
           4                                              3
           5                                              2
           6+                                             0
--------------------------------------------------------------------------------



This table replaces the EQUI-VEST(R) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the withdrawal charge section in "Charges and expenses" has been revised to add the following waivers:


  No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

  --The annuitant has separated from service, or --The annuitant makes a withdrawal at any time and qualifies to receive Social
    Security disability benefits as certified by the Social Security Administration or any successor agency, or
  --The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the Prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).


                      FOR USE ONLY IN THE STATE OF ILLINOIS


    Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.

                                                                          x01253

EQUI-VEST(R)
Supplement dated May 1, 2006
to EQUI-VEST(R) Employer-Sponsored
Retirement Programs Prospectus Dated May 1, 2006
AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


EQUI-VEST(R) TSA contracts (Series 200)* offered to Employees of certain non-profit organizations within the State of Oregon
--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus or Supplement to Prospectus dated May 1, 2006 ("Prospectus") for the EQUI-VEST(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts issued by AXA Equitable Life Insurance Company ("AXA Equitable").


We offer the EQUI-VEST(R) series 200 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts are available only when an employer
(i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.

This Supplement describes the material differences between the series 200 contracts described in the Prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of AXA Premier VIP Trust, EQ Advisors Trust, Laudus Variable Insurance Trust and the Class II shares of The Universal Institutional Funds, Inc. (the "Trusts") available under Modified Oregon TSA Contracts include 12b-1 fees among their charges. The series 200 contracts described in the Prospectus include Class IA shares of certain Trusts, which are not subject to 12b-1 fees and are not offered under Modified Oregon TSA Contracts.


This Supplement should be read together with the Prospectus. For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I*, and certificate numbers 11934T* and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.


Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus.)

The first bullet in "Fees and charges" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance - key features" section in the Prospectus has been modified for Oregon TSA Contracts, as follows:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.


* For in-force contracts, your contract series may be 100

                      FOR USE ONLY IN THE STATE OF OREGON

888-1307 (5/05)                                         Cat. No. 133711 (5/05)
                                                                          x01254

Fee Table
--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account at the time you request certain transactions
-----------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted if
you surrender your contract or make certain withdrawals).(1)                               6.00%

Charge if you elect a Variable Immediate Annuity payout option                             $350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(2)                                                             0.65%
Other expenses(3)                                                                         0.25%
                                                                                          ----
Total Separate Account A annual expenses(4)                                               0.90%

-----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:
  If your account value is less than $25,000                                               $30 or, if less, 2.00% of your account
  on the last day of your contract year                                                    value, plus any prior withdrawals during
                                                                                           the contract year

  If your account value is $25,000 or more                                                 $0
  on the last day of your contract year
-----------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract.These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees,         ----       ----
and/or other expenses)(5)                                                          0.63%      7.31%




This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total         Fee      Net Total
                                                                                           Annual       Waivers      Annual
                                                                            Underlying    Expenses      and/or      Expenses
                                                                            Portfolio      Before       Expense       After
                                     Management     12b-1       Other       Fees and      Expense    Reimburse-     Expense
 Portfolio Name                        Fees(6)     Fees(7)   Expenses(8)   Expenses(9)   Limitation    ments(10)   Limitations
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation           0.10%         0.25%     0.19%         0.91%         1.45%        (0.19)%      1.26%
AXA Conservative Allocation         0.10%         0.25%     0.22%         0.58%         1.15%        (0.22)%      0.93%
AXA Conservative-Plus Allocation    0.10%         0.25%     0.19%         0.64%         1.18%        (0.19)%      0.99%
AXA Moderate Allocation             0.10%         0.25%     0.17%         0.71%         1.23%        (0.17)%      1.06%
AXA Moderate-Plus Allocation        0.10%         0.25%     0.17%         0.84%         1.36%        (0.17)%      1.19%
AXA Premier VIP Aggressive Equity   0.60%         0.25%     0.20%           --          1.05%           --        1.05%
AXA Premier VIP Core Bond           0.60%         0.25%     0.18%           --          1.03%        (0.08)%      0.95%
AXA Premier VIP Health Care         1.20%         0.25%     0.28%           --          1.73%         0.00%       1.73%
AXA Premier VIP High Yield          0.58%         0.25%     0.18%           --          1.01%           --        1.01%
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                   Management     12b-1       Other
 Portfolio Name                                     Fees(6)     Fees(7)   Expenses(8)
---------------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------------
AXA Premier VIP International Equity             1.05%         0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%         0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%         0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%         0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%         0.25%     0.19%
AXA Premier VIP Technology                       1.20%         0.25%     0.22%
---------------------------------------------------------------------------------------
AXA Advisors Trust:
---------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%         0.25%     0.13%
EQ/Alliance Growth and Income                    0.56%         0.25%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%         0.25%     0.14%
EQ/Alliance International                        0.72%         0.25%     0.21%
EQ/Alliance Large Cap Growth                     0.90%         0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%         0.25%     0.13%
EQ/Alliance Small Cap Growth                     0.75%         0.25%     0.13%
EQ/Bear Stearns Small Company Growth             1.00%         0.25%     0.20%
EQ/Bernstein Diversified Value                   0.61%         0.25%     0.13%
EQ/Boston Advisors Equity Income                 0.75%         0.25%     0.16%
EQ/Calvert Socially Responsible                  0.65%         0.25%     0.27%
EQ/Capital Guardian Growth                       0.65%         0.25%     0.17%
EQ/Capital Guardian International                0.85%         0.25%     0.23%
EQ/Capital Guardian Research                     0.65%         0.25%     0.13%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%         0.25%     0.24%
EQ/Equity 500 Index                              0.25%         0.25%     0.13%
EQ/Evergreen International Bond                  0.70%         0.25%     6.36%
EQ/Evergreen Omega                               0.65%         0.25%     0.18%
EQ/FI Mid Cap                                    0.69%         0.25%     0.14%
EQ/FI Mid Cap Value                              0.73%         0.25%     0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%         0.25%     0.66%
EQ/GAMCO Small Company Value                     0.79%         0.25%     0.14%
EQ/International Growth                          0.85%         0.25%     0.29%
EQ/Janus Large Cap Growth                        0.90%         0.25%     0.15%
EQ/JPMorgan Core Bond                            0.44%         0.25%     0.13%
EQ/JPMorgan Value Opportunities                  0.60%         0.25%     0.15%
EQ/Lazard Small Cap Value                        0.73%         0.25%     0.14%
EQ/Legg Mason Value Equity                       0.65%         0.25%     3.07%
EQ/Long Term Bond                                0.50%         0.25%     0.18%
EQ/Lord Abbett Growth and Income                 0.65%         0.25%     0.93%
EQ/Lord Abbett Large Cap Core                    0.65%         0.25%     1.32%
EQ/Lord Abbett Mid Cap Value                     0.70%         0.25%     0.40%
EQ/Marsico Focus                                 0.87%         0.25%     0.13%
EQ/Mercury Basic Value Equity                    0.57%         0.25%     0.13%
EQ/Mercury International Value                   0.85%         0.25%     0.23%
EQ/MFS Emerging Growth Companies                 0.65%         0.25%     0.14%
EQ/MFS Investors Trust                           0.60%         0.25%     0.18%
EQ/Money Market                                  0.34%         0.25%     0.13%
EQ/Montag & Caldwell Growth                      0.75%         0.25%     0.16%
EQ/PIMCO Real Return                             0.55%         0.25%     0.24%
EQ/Short Duration Bond                           0.44%         0.25%     0.14%
EQ/Small Company Index                           0.25%         0.25%     0.16%
EQ/TCW Equity                                    0.80%         0.25%     0.16%
EQ/UBS Growth and Income                         0.75%         0.25%     0.19%
EQ/Van Kampen Comstock                           0.65%         0.25%     0.39%
EQ/Van Kampen Emerging Markets Equity            1.15%         0.25%     0.48%
EQ/Van Kampen Mid Cap Growth                     0.70%         0.25%     0.83%
EQ/Wells Fargo Montgomery Small Cap              0.85%         0.25%     2.28%
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                   Total         Fee      Net Total
                                                                  Annual       Waivers      Annual
                                                   Underlying    Expenses      and/or      Expenses
                                                   Portfolio      Before       Expense       After
                                                    Fees and      Expense    Reimburse-     Expense
 Portfolio Name                                   Expenses(9)   Limitation    ments(10)   Limitations
------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity                  --       1.58%          0.00%      1.58%
AXA Premier VIP Large Cap Core Equity                 --       1.40%         (0.05)%     1.35%
AXA Premier VIP Large Cap Growth                      --       1.38%         (0.03)%     1.35%
AXA Premier VIP Large Cap Value                       --       1.37%         (0.02)%     1.35%
AXA Premier VIP Mid Cap Growth                        --       1.60%          0.00%      1.60%
AXA Premier VIP Mid Cap Value                         --       1.54%          0.00%      1.54%
AXA Premier VIP Technology                            --       1.67%          0.00%      1.67%
------------------------------------------------------------------------------------------------------
 AXA Advisors Trust:
------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                              --       0.85%            --       0.85%
EQ/Alliance Growth and Income                         --       0.94%            --       0.94%
EQ/Alliance Intermediate Government Securities        --       0.89%            --       0.89%
EQ/Alliance International                             --       1.18%         (0.08)%     1.10%
EQ/Alliance Large Cap Growth                          --       1.28%         (0.23)%     1.05%
EQ/Alliance Quality Bond                              --       0.88%            --       0.88%
EQ/Alliance Small Cap Growth                          --       1.13%            --       1.13%
EQ/Bear Stearns Small Company Growth                  --       1.45%         (0.15)%     1.30%
EQ/Bernstein Diversified Value                        --       0.99%         (0.04)%     0.95%
EQ/Boston Advisors Equity Income                      --       1.16%         (0.11)%     1.05%
EQ/Calvert Socially Responsible                       --       1.17%         (0.12)%     1.05%
EQ/Capital Guardian Growth                            --       1.07%         (0.12)%     0.95%
EQ/Capital Guardian International                     --       1.33%         (0.13)%     1.20%
EQ/Capital Guardian Research                          --       1.03%         (0.08)%     0.95%
EQ/Capital Guardian U.S. Equity                       --       1.03%         (0.08)%     0.95%
EQ/Caywood-Scholl High Yield Bond                     --       1.09%         (0.09)%     1.00%
EQ/Equity 500 Index                                   --       0.63%            --       0.63%
EQ/Evergreen International Bond                       --       7.31%         (6.16)%     1.15%
EQ/Evergreen Omega                                    --       1.08%          0.00%      1.08%
EQ/FI Mid Cap                                         --       1.08%         (0.08)%     1.00%
EQ/FI Mid Cap Value                                   --       1.12%         (0.02)%     1.10%
EQ/GAMCO Mergers and Acquisitions                     --       1.81%         (0.36)%     1.45%
EQ/GAMCO Small Company Value                          --       1.18%          0.00%      1.18%
EQ/International Growth                               --       1.39%          0.00%      1.39%
EQ/Janus Large Cap Growth                             --       1.30%         (0.15)%     1.15%
EQ/JPMorgan Core Bond                                 --       0.82%          0.00%      0.82%
EQ/JPMorgan Value Opportunities                       --       1.00%         (0.05)%     0.95%
EQ/Lazard Small Cap Value                             --       1.12%         (0.02)%     1.10%
EQ/Legg Mason Value Equity                            --       3.97%         (2.97)%     1.00%
EQ/Long Term Bond                                     --       0.93%          0.00%      0.93%
EQ/Lord Abbett Growth and Income                      --       1.83%         (0.83)%     1.00%
EQ/Lord Abbett Large Cap Core                         --       2.22%         (1.22)%     1.00%
EQ/Lord Abbett Mid Cap Value                          --       1.35%         (0.30)%     1.05%
EQ/Marsico Focus                                      --       1.25%         (0.10)%     1.15%
EQ/Mercury Basic Value Equity                         --       0.95%          0.00%      0.95%
EQ/Mercury International Value                        --       1.33%         (0.08)%     1.25%
EQ/MFS Emerging Growth Companies                      --       1.04%            --       1.04%
EQ/MFS Investors Trust                                --       1.03%         (0.08)%     0.95%
EQ/Money Market                                       --       0.72%            --       0.72%
EQ/Montag & Caldwell Growth                           --       1.16%         (0.01)%     1.15%
EQ/PIMCO Real Return                                  --       1.04%         (0.14)%     0.90%
EQ/Short Duration Bond                                --       0.83%          0.00%      0.83%
EQ/Small Company Index                                --       0.66%          0.00%      0.66%
EQ/TCW Equity                                         --       1.21%         (0.06)%     1.15%
EQ/UBS Growth and Income                              --       1.19%         (0.14)%     1.05%
EQ/Van Kampen Comstock                                --       1.29%         (0.29)%     1.00%
EQ/Van Kampen Emerging Markets Equity                 --       1.88%         (0.08)%     1.80%
EQ/Van Kampen Mid Cap Growth                          --       1.78%         (0.73)%     1.05%
EQ/Wells Fargo Montgomery Small Cap                   --       3.38%         (2.08)%     1.30%
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                            Management     12b-1       Other
 Portfolio Name                              Fees(6)     Fees(7)   Expenses(8)
-----------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
-----------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity 1.50%         0.25%     1.48%
-----------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
-----------------------------------------------------------------------------------
U.S. Real Estate - Class II                  0.75%         0.35%     0.28%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                               Total         Fee      Net Total
                                                              Annual       Waivers      Annual
                                               Underlying    Expenses      and/or      Expenses
                                               Portfolio      Before       Expense       After
                                                Fees and      Expense    Reimburse-     Expense
 Portfolio Name                               Expenses(9)   Limitation    ments(10)   Limitations
--------------------------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
--------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      --       3.23%        (0.02)%      3.21%
--------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
--------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       --       1.38%        (0.10)%      1.28%
--------------------------------------------------------------------------------------------------


Notes:

(1) This charge is 6% generally declining for the first through 12 contract years. The total of all withdrawal charges may not exceed 8% of all contributions that were made in the current and nine prior years. This charge is deducted upon a withdrawal of amounts, or defaulted loan amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(2)  A portion of this charge is for providing the death benefit.

(3) This charge is for financial accounting and other administrative services relating to the contract.

(4) Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of .90%.


(5) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.


(6) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (10) for any expense limitation agreement information.


(7) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.


(8) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreement information.


(9) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been weighted based on the respective investment allocations as of 12/31/05 . A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(10) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the funds' distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust--Laudus Rosenberg VIT Value Long/Short Equity Fund, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio net expenses, the expenses would be as shown in the table below:

   -------------------------------------------------
   Portfolio Name:
   -------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.98%
   -------------------------------------------------
   AXA Premier VIP Health Care             1.71%
   -------------------------------------------------
   AXA Premier VIP International Equity    1.54%
   -------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.33%
   -------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.33%
   -------------------------------------------------
   AXA Premier VIP Large Cap Value         1.29%
   -------------------------------------------------
   AXA Premier VIP Mid Cap Growth          1.55%
   -------------------------------------------------
   AXA Premier VIP Mid Cap Value           1.49%
   -------------------------------------------------
   AXA Premier VIP Technology              1.61%
   -------------------------------------------------
   EQ/Alliance Common Stock                0.83%
   -------------------------------------------------
   EQ/Alliance Growth and Income           0.91%
   -------------------------------------------------
   EQ/Alliance International               1.09%
   -------------------------------------------------
   EQ/Alliance Large Cap Growth            1.02%
   -------------------------------------------------
   EQ/Alliance Small Cap Growth            1.09%
   -------------------------------------------------
   EQ/Bernstein Diversified Value          0.88%
   -------------------------------------------------
   EQ/Boston Advisors Equity Income        1.04%
   -------------------------------------------------
   EQ/Calvert Socially Responsible         1.03%
   -------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
   -------------------------------------------------
   EQ/Capital Guardian International       1.18%
   -------------------------------------------------
   EQ/Capital Guardian Research            0.94%
   -------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
   -------------------------------------------------
   EQ/Evergreen Omega                      0.88%
   -------------------------------------------------
   EQ/FI Mid Cap                           0.95%
   -------------------------------------------------
   EQ/FI Mid Cap Value                     1.08%
   -------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.38%
   -------------------------------------------------
   EQ/GAMCO Small Company Value            1.17%
   -------------------------------------------------
   EQ/International Growth                 1.22%
   -------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
   -------------------------------------------------
   EQ/Lazard Small Cap Value               1.01%
   -------------------------------------------------
   EQ/Legg Mason Value Equity              0.99%
   -------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.97%
   -------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
   -------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.01%
   -------------------------------------------------
   EQ/Marsico Focus                        1.14%
   -------------------------------------------------
   EQ/Mercury Basic Value Equity           0.93%
   -------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.01%
   -------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
   -------------------------------------------------
   EQ/Montag & Caldwell Growth             1.12%
   -------------------------------------------------
   EQ/UBS Growth and Income                1.04%
   -------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
   -------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.78%
   -------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.02%
   -------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.12%
   -------------------------------------------------



The section entitled "Charges under the contracts" under "Charges and expenses"
section in the prospectus has been modified as follows:


MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

WITHDRAWAL CHARGE FOR SERIES 200 CONTRACTS. In addition to the exceptions to the withdrawal charges applicable to TSA contracts discussed under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in the above-noted section in the prospectus, the following will apply under Modified Oregon TSA Contracts:


o the annuitant retires pursuant to the terms of the Plan or separates from service;

     the annuitant has been diagnosed and certified in writing, by each of a United States licensed attending physician and independent physician, o to be unable to engage in any substantial gainful activity by reason of any medically determined physical or mental impairment which can be expected to result in death or which has lasted or can be expected to last a continuous period of not less than 12 months; or in the case of an individual who has turned age 55 and is blind, inability by reason of blindness, to engage in substantial gainful activity requiring skills, or abilities comparable to those of any gainful activity in which he has previously engaged with some regularity and over a substantial period of time. The term "blindness" shall mean the central visual keenness of 20/200 or less in the better eye with use of a correcting lens. An eye which is accompanied by a limitation in the fields of vision, such that the wider diameter of the visual field beneath an angle no greater than 20 degrees, shall be considered for purposes of this paragraph as having a central visual keenness of 20/200 or less; or

o we receive proof satisfactory to us that the annuitant's life expectancy is six months or less (this proof must include certification by a licensed physician in the United States); or

o the annuitant elects a withdrawal that qualifies as a hardship withdrawal under federal income tax rules. A hardship withdrawal is a distribution that is made on account of an immediate and heavy financial need of the annuitant and the distribution is not in excess of the amount necessary to satisfy such financial need; or

o the annuitant has been confined to a nursing home for more than a 90 day period (or such other period, if required in your state) as verified by a physician licensed in the United States. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located. It must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam and meets all of the following:


     -- its main function is to provide skilled, intermediate or custodial nursing care;

     --   it provides continuous room and board to three or more persons;

     --   it is supervised by a registered nurse or a practical nurse;

     --   it keeps daily medical records of each patient;

     --   it controls and records all medications dispensed; and

     --   its primary service is other than to provide housing for residents.

Condensed financial information


The unit values and number of units outstanding shown below, as of December 31, 2005, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%


EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT



THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER
SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 99.46    $  86.02
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          24
------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.54    $  39.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             35          34
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.20
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  79.33
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.17    $  74.22
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  78.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  76.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  79.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  62.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  74.03
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                     ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 110.51     $ 115.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           24           23
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            6
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  53.42     $  59.44     $  63.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35           35           34
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47     $ 114.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95     $ 118.66
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.15     $  97.08     $  99.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            5
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98     $ 139.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95     $ 112.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28     $  99.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.54     $  95.83     $ 102.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            3
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.15     $ 117.75     $ 125.26
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER
SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  56.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.42    $  57.75
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54          51
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $128.51    $ 100.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           7
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.06    $ 127.05
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.02    $  67.72
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           8
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.03    $  48.46
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.44    $ 126.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $106.88    $  73.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2
------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.39    $  81.63
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.65    $  63.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  54.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $109.00    $  81.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $101.25    $  76.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                   ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004        2005
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  88.87    $  92.46     $ 101.96
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2            6
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.60    $  96.80     $ 100.06
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             52          53           50
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.60    $ 144.35     $ 150.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8           9           11
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 128.60    $ 129.91     $ 130.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.72    $ 106.24     $ 121.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9          10           13
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.16    $  63.54     $  72.38
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           1            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.67    $ 133.32     $ 134.77
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.19    $ 116.56     $ 128.81
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.70     $ 122.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.15    $ 117.09     $ 122.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           2           13
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.08     $ 112.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.01    $  83.16     $  89.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  67.15    $  70.23     $  73.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.25    $ 101.61     $ 117.94
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.04    $ 116.55     $ 122.50
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           2           14
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.77    $ 112.42     $ 118.06
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          --           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.28
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER
SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 97.75    $  75.18
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           7
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.81    $  57.84
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.92    $  69.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $111.62    $  94.35
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.18    $  44.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.54
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 96.20    $  77.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.07
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
`                                                                                                      For the years
                                                                                                     ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.23     $ 104.03     $ 107.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8            7           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  97.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.22     $  84.03     $  86.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.80     $ 113.60     $ 119.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            2           15
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.60     $ 145.52     $ 160.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            4            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 113.34     $ 117.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 115.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.28     $  61.44     $  65.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            1            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.17     $ 113.65     $ 115.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.98     $ 106.56     $ 109.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 155.30     $ 180.23     $ 186.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           --            9
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.52
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 100.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.30
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 111.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER
SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2002
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.94    $  92.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.84    $ 108.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           2
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           1
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.46    $  56.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           4
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.75    $  67.12
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17    $ 103.51
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           1
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  81.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05    $ 103.54
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.75     $ 132.24     $ 145.08
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3           11
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.57     $ 155.12     $ 158.27
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            1           10
---------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.94     $  81.41     $  87.96
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4            5
---------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.18     $  89.62     $  95.21
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17     $ 103.03     $ 104.78
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            1
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76     $ 109.43
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.64
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.09
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09     $ 142.68
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            5
---------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33     $ 114.73
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34     $ 118.12
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.60
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.00     $ 196.10     $ 258.05
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 124.11
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.40
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.95
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                                             For the years
                                                                                          ending December 31,
--------------------------------------------------------------------------------------------------------------
                                                                                              2001     2002
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the years
                                                                                                      ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.93     $ 144.19     $ 166.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------



Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                          Americas New York, NY 10104
                                 (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006, TO THE
EQUI-VEST(R) EMPLOYER SPONSORED RETIREMENT PROGRAMS DATED MAY 1, 2006



EQUI-VEST(R) TSA contracts (Series 100) for New York City Housing Development Corporation
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Terms in this Supplement have the same meaning as in the Prospectus.


This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST(R) Series 100 contracts described in the Prospectus as follows:


A. Administrative charge. The annual administrative charge is waived, therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.

1. Under "Fees and charges" in EQUI-VEST employer-sponsored programs at a glance -- key features," the following is added after the first sentence under "Withdrawal charge:" on page 10 of the Prospectus:

     -- NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.

2. The following chart is added under the chart in "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" under "Charges and expenses," on page 47 of the Prospectus:

     For NY Housing TSA contracts.



        -----------------------------------------------------
         Contract Year(s)               Withdrawal Charge
        -----------------------------------------------------
          1 through 5                           6%
        -----------------------------------------------------
          6 and later                           0
        -----------------------------------------------------


C. Current Total Separate Account A annual expenses. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.

     The following footnote (+), is added to "Maximum total Separate Account A annual expenses" under "Fee table," on page 11 of the Prospectus:

     + For NY Housing TSA contracts in series 100, the current "Mortality and expense risk charge" is 0.45% and the current "Other expenses" is 0.25%, resulting in the current "Total Separate Account A annual expenses" of 0.70%.


D.   Condensed financial information


                  FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.
                                                                          X01255

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE
ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                                                             For the year
                                                                                         ending December 31,
-------------------------------------------------------------------------------------------------------------
                                                                                                 2002
-------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.03
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.42
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.50
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.14
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.58
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.92
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.31
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.60
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  62.40
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  74.18
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  57.00
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          For the year
                                                                                                       ending December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2003         2004         2005
---------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.32     $ 121.36     $ 130.23
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.32     $ 107.72     $ 109.58
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.31     $ 111.61     $ 114.43
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.22     $ 146.36     $ 152.68
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            2
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.13     $ 119.93     $ 127.03
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  69.15     $  77.17     $  82.92
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           10           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.66     $ 114.16     $ 115.34
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.15     $ 112.62     $ 119.62
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.00     $ 107.10     $ 109.88
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.82     $ 122.72     $ 140.68
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.88     $ 106.59     $ 112.07
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.60     $  93.85     $ 100.17
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.61     $ 117.73     $ 125.20
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.89     $  96.41     $ 103.76
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.57     $ 118.46     $ 126.28
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.23     $  93.02     $ 102.78
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           20            8
---------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the year
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.37     $ 122.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           16
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $119.41     $ 155.06
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $135.05     $ 137.32
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 75.04     $ 100.91
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $136.42     $  59.68
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 80.26     $ 140.62
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.17     $ 112.59
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.19     $ 105.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32     $  81.73
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  67.75
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  91.05
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 106.98
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.29     $ 104.68
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                   For the year
                                                                                                ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.31    $  144.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           12
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 173.47    $  182.19
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.35    $  140.44
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.71    $  136.25
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            3
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  64.24    $   73.31
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.23    $  147.47
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.76    $  141.82
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.75    $  122.48
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.36    $  123.92
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            5
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.13    $  112.92
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  84.06    $   90.77
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  71.00    $   74.10
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.71    $  119.46
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.81    $  124.08
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.64    $  119.58
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --       104.42
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the year
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.38     $ 121.36
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            5
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.23     $  79.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75     $  99.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.93     $ 101.80
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.53     $  55.65
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78     $ 110.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.73     $  99.14
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $114.85     $ 156.67
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year
                                                                                                ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.18    $  138.41
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            5
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $   97.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  84.94    $   87.69
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.60    $  121.04
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.13    $  131.69
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --       105.50
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.39    $  117.46
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  115.49
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  61.98    $   66.03
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.36    $  116.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.16    $  112.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 182.19    $  189.39
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  106.57
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  100.42
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  106.44
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  106.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the year
                                                                                             ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.15     $ 121.29
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $112.46     $ 146.51
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.18     $  98.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  82.37
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            4
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.58     $  81.90
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.47     $ 120.61
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 118.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 136.39
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            3
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the year
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.96
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.10     $ 106.57
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.86     $ 100.42
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 106.44
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.12     $ 106.07
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4           --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.60     $ 111.96
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.99     $ 123.61
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.81     $ 109.70
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.78
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.23
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.38     $ 115.01
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.39     $ 118.41
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.74
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 167.50     $ 118.41
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.27
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A
WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                               For the year
                                                                                            ending December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                               2002       2003
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --            --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-----------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $  99.56
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate - Class II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  --      $ 106.99
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         --            --
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the year
                                                                                             ending December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                                                 2004         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.56
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 108.82
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate - Class II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.56     $ 167.59
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            1
--------------------------------------------------------------------------------------------------------------------



Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).





Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234

All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                             Life Insurance Company

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO THE MAY 1, 2006 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA CONTRACTS") FOR FROEDTERT MEMORIAL LUTHERAN HOSPITAL
--------------------------------------------------------------------------------



This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Froedtert Memorial Lutheran Hospital. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 Prospectus include the following:



A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:


1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance--key features" is deleted in its entirety and replaced by the following:

o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

2. In the section "Charges and expenses" of the Prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the sentence "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" and bullet thereunder are deleted in their entirety FOR THE MODIFIED TSA CONTRACTS ONLY, and replaced by the following:

In addition to the foregoing exceptions, no withdrawal charge applies for the Modified TSA Contracts if:


o  the participant has retired from employment;

o  the participant has separated from service at any time;

o the participant has qualified to receive Social Security benefits as certified by the Social Security Administration, or is totally disabled as defined in the contract;

o The amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9), applicable after the participant turns age 70-1/2);


o The employer certifies to us that the amount withdrawn is defined as a "hardship withdrawal" pursuant to applicable Treasury Regulations.

C. Current total Separate Account A annual expenses. The following changes are made to reflect a change in the current total Separate
   Account A annual expenses:

1. The first bullet in "Fees and charges" under the "EQUI-VEST(R) employer-sponsored retirement programs at a glance--key features" in the Prospectus is modified as follows:

o For series 200 Modified TSA Contracts, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

2. The following footnote (+) is added to "Maximum total Separate Account A annual expenses " under "Fee table" in the Prospectus:

     (+) For the Modified TSA contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge).


                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE, WISCONSIN
                                                                          X01256

3. Under "Charges under the contracts" in the "Charges and expenses" section of the Prospectus, the following changes are made: 3.

o The chart under "Mortality and expense risks charge" is replaced by the following:


--------------------------------------------------------------------------------
               EQ/Alliance Common Stock      All Other Variable
               EQ/Money Market Options     Investment Options
--------------------------------------------------------------------------------
                      Series                       Series
                        200                          200
--------------------------------------------------------------------------------
  Current              0.65%                        0.65%
  Maximum              1.24%                        1.09%
--------------------------------------------------------------------------------

4.    Condensed Financial Information


The unit values and number of units outstanding shown below as of December 31, 2005 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.




EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003         2004        2005
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
  Number of units outstanding (000's)                                                              --            1            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
  Unit value                                                                                 $ 163.61     $ 176.72     $ 183.99
  Number of units outstanding (000's)                                                              43           46           56
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
  Number of units outstanding (000's)                                                              --            3            6
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
  Unit value                                                                                 $  86.37     $  96.18     $ 103.39
  Number of units outstanding (000's)                                                              49           50           54
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                                                                 $ 110.22     $ 113.47     $ 114.42
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                                                                 $ 100.74     $ 111.95     $ 118.66
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
  Unit value                                                                                 $ 130.87     $ 141.28     $ 144.66
  Number of units outstanding (000's)                                                               2            2            4
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                                                                 $ 104.39     $ 121.98     $ 139.55
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                                                 $  97.48     $ 105.95     $ 112.07
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                                                                 $  88.25     $  93.28     $  99.37
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
  Unit value                                                                                 $  86.54     $  95.83     $ 102.93
  Number of units outstanding (000's)                                                               1            1            3
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
  Unit value                                                                                 $ 103.15     $ 117.75     $ 125.26
  Number of units outstanding (000's)                                                               1            1            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                                                                 $  88.87     $  92.46     $ 101.96
  Number of units outstanding (000's)                                                              --            4            6
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                                                 $ 175.55     $ 199.03     $ 206.24
  Number of units outstanding (000's)                                                              44           45           65
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                                                 $ 219.38     $ 244.96     $ 256.76
  Number of units outstanding (000's)                                                              14           15           23
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                                                 $ 149.21     $ 151.11     $ 151.99
  Number of units outstanding (000's)                                                               3            2            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                                                 $ 109.44     $ 128.49     $ 147.18
  Number of units outstanding (000's)                                                              18           20           28
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
  Unit value                                                                                 $  59.16     $  63.54     $  72.38
  Number of units outstanding (000's)                                                               3            3            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                                                                 $ 157.69     $ 162.53     $ 164.70
  Number of units outstanding (000's)                                                               2            3            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                                                 $ 143.04     $ 161.98     $ 179.44
  Number of units outstanding (000's)                                                               6            7           11
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
  Unit value                                                                                       --     $ 114.70     $ 122.18
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                                                 $ 104.15     $ 117.09     $ 122.34
  Number of units outstanding (000's)                                                               3            7           13
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
  Unit value                                                                                       --     $ 107.08     $ 112.64
  Number of units outstanding (000's)                                                              --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                                                 $  81.01     $  83.16     $  89.61
  Number of units outstanding (000's)                                                               1            1            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
  Unit value                                                                                 $  67.15     $  70.23     $  73.16
  Number of units outstanding (000's)                                                               1            1            1
-------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                                                $  90.25     $ 101.61     $ 117.94
  Number of units outstanding (000's)                                                              1            2            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                                                $ 106.04     $ 116.55     $ 122.50
  Number of units outstanding (000's)                                                              7            8           14
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
  Unit value                                                                                $ 103.77     $ 112.42     $ 118.06
  Number of units outstanding (000's)                                                              6            8           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                                                                      --           --     $ 104.28
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                                                $ 173.95     $ 190.50     $ 197.59
  Number of units outstanding (000's)                                                             10           14           23
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
  Unit value                                                                                      --           --     $  97.60
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                                                                $  79.22     $  84.03     $  86.57
  Number of units outstanding (000's)                                                              1            1            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                                                $  98.80     $ 113.60     $ 119.75
  Number of units outstanding (000's)                                                              4            6           15
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
  Unit value                                                                                $ 100.68     $ 117.59     $ 160.54
  Number of units outstanding (000's)                                                              5            8            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                                                                      --           --     $ 105.35
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
  Unit value                                                                                      --     $ 113.34     $ 117.17
  Number of units outstanding (000's)                                                             --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
  Unit value                                                                                      --           --     $ 115.34
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                                                $  55.28     $  61.44     $  65.32
  Number of units outstanding (000's)                                                              2            2            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
  Unit value                                                                                $ 110.17     $ 113.65     $ 115.13
  Number of units outstanding (000's)                                                              1            2            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
  Unit value                                                                                $  98.05     $ 107.74     $ 109.75
  Number of units outstanding (000's)                                                              2            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                                                $ 155.30     $ 180.23     $ 186.98
  Number of units outstanding (000's)                                                              2            4            9
-------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
  Unit value                                                                                       --           --     $ 106.52
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
  Unit value                                                                                       --           --     $ 100.29
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
  Unit value                                                                                       --           --     $ 106.30
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
  Unit value                                                                                       --           --     $ 105.93
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
  Unit value                                                                                       --           --     $ 111.82
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                                                 $ 120.75     $ 132.24     $ 145.08
  Number of units outstanding (000's)                                                               3            5           11
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                                                 $ 144.90     $ 158.78     $ 158.27
  Number of units outstanding (000's)                                                               3            4            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
  Number of units outstanding (000's)                                                               5            6           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                                                 $  81.47     $  90.93     $  87.96
  Number of units outstanding (000's)                                                               6            7            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                                                 $  81.18     $  89.62     $  95.21
  Number of units outstanding (000's)                                                               1            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                                                                                 $ 127.81     $ 127.96     $ 130.47
  Number of units outstanding (000's)                                                               2            2           19
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
  Unit value                                                                                       --     $ 104.76     $ 109.43
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
  Unit value                                                                                       --           --     $  99.64
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
  Unit value                                                                                       --           --     $ 100.09
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                                                 $ 118.42     $ 138.09     $ 142.68
  Number of units outstanding (000's)                                                               1            2            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
  Unit value                                                                                       --     $ 111.33     $ 114.73
  Number of units outstanding (000's)                                                              --           --           --

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
  Unit value                                                                                       --     $ 109.34     $ 118.12
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
  Unit value                                                                                       --           --     $ 104.60
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
  Unit value                                                                                 $ 134.89     $ 165.33     $ 258.05
  Number of units outstanding (000's)                                                               2            2            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
  Unit value                                                                                       --           --     $ 124.11
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
  Unit value                                                                                       --           --     $ 119.40
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
  Unit value                                                                                 $  99.57     $ 102.25     $ 108.95
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
  Unit value                                                                                 $ 106.93     $ 144.19     $ 166.84
  Number of units outstanding (000's)                                                              --            1            2
-------------------------------------------------------------------------------------------------------------------------------



Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE, WISCONSIN


Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104
                                 (212) 554-1234

All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO THE MAY 1, 2006 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA CONTRACTS") FOR BROWARD COUNTY PUBLIC SCHOOLS
--------------------------------------------------------------------------------



This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 Prospectus include the following:



A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance--key features" is deleted in its entirety and replaced by the following:

o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.



2. In the section "Charges and expenses" of the Prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" FOR THE MODIFIED TSA CONTRACTS ONLY:


No withdrawal charge applies for the Modified TSA Contracts if:


(1)    the participant has retired from employment;

(2)    the participant has separated from service at any time;

(3)    the participant has reached age 59-1/2;

(4) the amount withdrawn is intended to satisfy the minimum distribution requirements;

(5) the employer certifies to us that the amount withdrawn is a "hardship withdrawal" pursuant to applicable Treasury Regulations;

(6)    the participant is disabled (special federal income definition);

(7) we receive proof satisfactory to us that the participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

(8) the amount withdrawn is attributable to contributions that were made prior to 1/1/1989, and any earnings credited on such contributions prior to 1/1/1989;

(9) the participant is rolling over funds as a result of one of the distributable events in (1), (2), (3) and (6) above and (10) below for spousal beneficiaries only, or rollover of unrestricted funds in (8) from EQUI-VEST to another third-party provider;

(10)   the participant dies and a death benefit is payable to the beneficiary;

(11)   the withdrawal is made to purchase a payout annuity from AXA Equitable.




Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                         BROWARD COUNTY PUBLIC SCHOOLS

Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas, New York, New York 10104
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.
                                                                          x01257

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO THE MAY 1, 2006 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:



EQUI-VEST(R) TSA series 100 and 200 certificates and contracts and EDC series 200 contracts (the "Modified Contracts") for the Douglas County School District.
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for the Douglas County School District. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 certificates/contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:



A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:


     1. The next to last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" is deleted in its entirety and replaced with the following:

          o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.

     2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

          No withdrawal charge applies under TSA or EDC contracts if:

          o    The annuitant separates from service at any time;

          o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

          o The annuitant makes a withdrawal to satisfy minimum distribution requirements;

          o The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code;

          o We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less;
               or

          o The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

               -- its main function is to provide skilled, intermediate or custodial nursing care;

               -- it provides continuous room and board to three or more persons;

               -- it is supervised by a registered nurse or licensed practical nurse;

               --   it keeps daily medical records of each patient;

               --   it controls and records all medications dispensed; and

               -- its primary service is other than to provide housing for residents.


               For use with TSA and EDC certificates/contracts of the Douglas County School District

                                                                          x01258

C. Current total Separate Account A annual expenses. The following changes are made to reflect a change in the current total Separate C. Account A annual expenses:

     1. The following sentence is added at the end of the first bullet in "Fees and charges" under the "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" in the Prospectus:

          For series 100 and 200 Modified Contracts only, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

     2. The following footnote(+) is added to "Maximum total Separate Account A annual expenses" under "Fee table" in the Prospectus:

          (+) For Modified Contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge or other expenses).

     3. The section entitled, "Charges under the contracts" under "Charges and expenses" is modified as follows:

          MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph (including the chart) of this section:

          We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

          CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

          We deduct a daily charge from the net assets in each variable investment option to reimburse us for the cost of financial accounting services we provide under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each of the variable investment options.



D. Condensed Financial Information. The unit values and number of units outstanding shown below as of December 31, 2005 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

 EQUI-VEST(R) Modified Douglas County School District

 Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2005.



                                                                    For the years ending December 31,
                                             1999         2000         2001         2002        2003         2004         2005
 AXA Aggressive Allocation
  Unit value                                    --           --           --          --     $ 109.27     $ 121.06     $ 129.64
  Number of units outstanding (000's)           --           --           --          --           --           --            1
 AXA Conservative Allocation
  Unit value                                    --           --           --          --     $ 102.27     $ 107.45     $ 109.09
  Number of units outstanding (000's)           --           --           --          --           --           --            1
 AXA Conservative-Plus Allocation
  Unit value                                    --           --           --          --     $ 104.26     $ 111.33     $ 113.91
  Number of units outstanding (000's)           --           --           --          --           --           --            2
 AXA Moderate Allocation
  Unit value                              $ 121.00     $ 118.02     $ 114.50    $  99.02     $ 116.91     $ 125.97     $ 130.82
  Number of units outstanding (000's)           --           --           --          --           --            3            6
 AXA Moderate-Plus Allocation
  Unit value                                    --           --           --          --     $ 108.08     $ 119.63     $ 126.46
  Number of units outstanding (000's)           --           --           --          --           --            1            6
 AXA Premier VIP Aggressive Equity
  Unit value                              $ 106.50     $  91.46     $  67.82    $  47.80     $  65.15     $  72.37     $  77.61
  Number of units outstanding (000's)           --           --           --          --           --           --            1
 AXA Premier VIP Core Bond
  Unit value                                    --           --           --    $ 107.20     $ 110.22     $ 113.47     $ 114.42
  Number of units outstanding (000's)           --           --           --          --            1            1            2
 AXA Premier VIP Health Care
  Unit value                                    --           --           --    $  79.33     $ 100.74     $ 111.95     $ 118.66
  Number of units outstanding (000's)           --           --           --          --           --           --            2
 AXA Premier VIP High Yield
  Unit value                              $  85.66     $  77.34     $  77.17    $  74.22     $  90.15     $  97.08     $  99.16
  Number of units outstanding (000's)           --           --           --          --            2            1            5
 AXA Premier VIP International Equity
  Unit value                                    --           --           --    $  78.42     $ 104.39     $ 121.98     $ 139.55
  Number of units outstanding (000's)           --           --           --          --            1            1            2
 AXA Premier VIP Large Cap Core Equity
  Unit value                                    --           --           --    $  76.77     $  97.48     $ 105.95     $ 112.07
  Number of units outstanding (000's)           --           --           --          --           --           --            1
 AXA Premier VIP Large Cap Growth
  Unit value                                    --           --           --    $  68.17     $  88.25     $  93.28     $  99.37
  Number of units outstanding (000's)           --           --           --          --           --           --            2
 AXA Premier VIP Large Cap Value
  Unit value                                    --           --           --    $  79.44     $ 103.20     $ 117.02     $ 124.20
  Number of units outstanding (000's)           --           --           --          --           --           --            2
 AXA Premier VIP Mid Cap Growth
  Unit value                                    --           --           --    $  62.27     $  86.54     $  95.83     $ 102.93
  Number of units outstanding (000's)           --           --           --          --            1           --            3
 AXA Premier VIP Mid Cap Value
  Unit value                                    --           --           --    $  74.03     $ 103.15     $ 117.75     $ 125.26
  Number of units outstanding (000's)           --           --           --          --            1           --            2
 AXA Premier VIP Technology
  Unit value                                    --           --           --    $  56.89     $  88.87     $  92.46     $ 101.96
  Number of units outstanding (000's)           --           --           --          --            1           --            6

                                                                   For the years ending December 31,
                                             1999         2000         2001        2002        2003        2004         2005
 EQ/Alliance Common Stock
  Unit value                              $ 130.14     $ 110.60    $  97.85    $  64.63    $  95.79     $ 108.33     $ 111.98
  Number of units outstanding (000's)           --           --          --          --           1            2            4
 EQ/Alliance Growth and Income
  Unit value                              $ 122.29     $ 131.71    $ 128.51    $ 100.27    $ 129.60     $ 144.35     $ 150.93
  Number of units outstanding (000's)           --           --          --          --           8            1           11
 EQ/Alliance Intermediate Government Securities
  Unit value                              $ 102.33     $ 110.43    $ 118.06    $ 127.05    $ 128.60     $ 129.91     $ 130.34
  Number of units outstanding (000's)           --           --          --          --           1           --            2
 EQ/Alliance International
  Unit value                              $ 131.34     $ 100.03    $  76.02    $  67.72    $  90.72     $ 106.24     $ 121.39
  Number of units outstanding (000's)           --           --          --          --           9           --           13
 EQ/Alliance Large Cap Growth
  Unit value                              $ 116.55     $  94.27    $  70.28    $  48.46    $  59.16     $  63.54     $  72.38
  Number of units outstanding (000's)           --           --          --          --           3            1            4
 EQ/Alliance Quality Bond
  Unit value                              $ 100.33     $ 110.65    $ 118.44    $ 126.38    $ 129.67     $ 133.32     $ 134.77
  Number of units outstanding (000's)           --           --          --          --           3            1            4
 EQ/Alliance Small Cap Growth
  Unit value                              $ 110.37     $ 124.31    $ 106.88    $  73.89    $ 103.19     $ 116.56     $ 128.81
  Number of units outstanding (000's)           --           --          --          --           3            1            4
 EQ/Bear Stearns Small Company Growth
  Unit value                                    --           --          --          --          --     $ 114.70     $ 122.18
  Number of units outstanding (000's)           --           --          --          --          --           --            1
 EQ/Bernstein Diversified Value
  Unit value                                    --           --    $  95.39    $  81.63    $ 104.15     $ 117.09     $ 122.34
  Number of units outstanding (000's)           --           --          --          --           5            1           13
 EQ/Boston Advisors Equity Income
  Unit value                                    --           --          --          --          --     $ 107.08     $ 112.64
  Number of units outstanding (000's)           --           --          --          --          --           --            1
 EQ/Calvert Socially Responsible
  Unit value                              $ 107.76     $ 103.69    $  87.65    $  63.89    $  81.01     $  83.16     $  89.61
  Number of units outstanding (000's)           --           --          --          --           1           --            2
 EQ/Capital Guardian Growth
  Unit value                                    --           --          --    $  54.67    $  67.15     $  70.23     $  73.16
  Number of units outstanding (000's)           --           --          --          --           1           --            1
 EQ/Capital Guardian International
  Unit value                                    --           --          --    $  68.67    $  90.25     $ 101.61     $ 117.94
  Number of units outstanding (000's)           --           --          --          --           1           --            4
 EQ/Capital Guardian Research
  Unit value                              $ 106.96     $ 112.26    $ 109.00    $  81.38    $ 106.04     $ 116.55     $ 122.50
  Number of units outstanding (000's)           --           --          --          --           7           --           14
 EQ/Capital Guardian U.S. Equity
  Unit value                              $ 101.79     $ 104.51    $ 101.25    $  76.77    $ 103.77     $ 112.42     $ 118.06
  Number of units outstanding (000's)           --           --          --          --           6           --           10
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                    --           --          --          --          --           --     $ 104.28
  Number of units outstanding (000's)           --           --          --          --          --           --           --
 EQ/Equity 500 Index
  Unit value                              $ 125.64     $ 112.30    $  97.75    $  75.18    $  95.23     $ 104.03     $ 107.63
  Number of units outstanding (000's)           --           --          --          --           8            2           11

                                                                 For the years ending December 31,
                                             1999         2000        2001        2002        2003        2004        2005
 EQ/Evergreen International Bond
  Unit value                                    --          --          --          --          --          --    $  97.60
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/Evergreen Omega
  Unit value                              $ 106.75    $  93.40    $  76.81    $  57.84    $  79.22    $  84.03    $  86.57
  Number of units outstanding (000's)           --          --          --          --           1          --           2
 EQ/FI Mid Cap
  Unit value                                    --    $ 100.13    $  85.92    $  69.42    $  98.80    $ 113.60    $ 119.75
  Number of units outstanding (000's)           --          --          --          --           4           1          15
 EQ/FI Mid Cap Value
  Unit value                              $ 103.94    $ 108.31    $ 111.62    $  94.35    $ 124.60    $ 145.52    $ 160.54
  Number of units outstanding (000's)           --          --          --          --           3           1           5
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                    --          --          --          --          --          --    $ 105.35
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/GAMCO Small Company Value
  Unit value                                    --          --          --          --          --    $ 113.34    $ 117.17
  Number of units outstanding (000's)           --          --          --          --          --          --           1
 EQ/International Growth
  Unit value                                    --          --          --          --          --          --    $ 115.34
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/Janus Large Cap Growth
  Unit value                                    --    $  84.07    $  64.18    $  44.32    $  55.28    $  61.44    $  65.32
  Number of units outstanding (000's)           --          --          --          --           2          --           3
 EQ/JPMorgan Core Bond
  Unit value                                    --          --          --    $ 107.54    $ 110.17    $ 113.65    $ 115.13
  Number of units outstanding (000's)           --          --          --          --           1          --           3
 EQ/JPMorgan Value Opportunities
  Unit value                              $  98.44    $ 104.17    $  96.20    $  77.17    $  96.98    $ 106.52    $ 109.75
  Number of units outstanding (000's)           --          --          --          --           1          --           1
 EQ/Lazard Small Cap Value
  Unit value                                    --          --          --    $ 114.07    $ 155.30    $ 180.23    $ 186.98
  Number of units outstanding (000's)           --          --          --          --           2           1           9
 EQ/Legg Mason Value Equity
  Unit value                                    --          --          --          --          --          --    $ 106.52
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/Long Term Bond
  Unit value                                    --          --          --          --          --          --    $ 100.29
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/Lord Abbett Growth and Income
  Unit value                                    --          --          --          --          --          --    $ 106.30
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/Lord Abbett Large Cap Core
  Unit value                                    --          --          --          --          --          --    $ 105.93
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/Lord Abbett Mid Cap Value
  Unit value                                    --          --          --          --          --          --    $ 111.82
  Number of units outstanding (000's)           --          --          --          --          --          --          --
 EQ/Marsico Focus
  Unit value                                    --          --    $ 105.94    $  92.92    $ 120.75    $ 132.24    $ 145.08
  Number of units outstanding (000's)           --          --          --          --           3           1          11

                                                                    For the years ending December 31,
                                             1999         2000         2001         2002         2003         2004         2005
 EQ/Mercury Basic Value Equity
  Unit value                              $ 113.77     $ 126.07     $ 131.84     $ 108.89     $ 141.57     $ 155.12     $ 158.27
  Number of units outstanding (000's)           --           --           --           --            3            1            4
 EQ/Mercury International Value
  Unit value                                    --           --           --     $  76.66     $  97.27     $ 117.26     $ 128.80
  Number of units outstanding (000's)           --           --           --           --            5           --           10
 EQ/MFS Emerging Growth Companies
  Unit value                              $ 166.37     $ 133.82     $  87.46     $  56.92     $  72.94     $  81.41     $  87.96
  Number of units outstanding (000's)           --           --           --            4            4           --            5
 EQ/MFS Investors Trust
  Unit value                              $ 104.65     $ 102.99     $  85.75     $  67.12     $  81.18     $  89.62     $  95.21
  Number of units outstanding (000's)           --           --           --           --           --           --            1
 EQ/Money Market
  Unit value                              $ 105.79     $ 111.13     $ 114.06     $ 114.42     $ 114.04     $ 113.89     $ 115.83
  Number of units outstanding (000's)           --           --           --           --           --            2            1
 EQ/Montag & Caldwell Growth
  Unit value                                    --           --           --           --           --     $ 104.76     $ 109.43
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 EQ/PIMCO Real Return
  Unit value                                    --           --           --           --           --           --     $  99.64
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 EQ/Short Duration Bond
  Unit value                                    --           --           --           --           --           --     $ 100.09
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 EQ/Small Company Index
  Unit value                                    --           --           --     $  81.92     $ 118.42     $ 138.09     $ 142.68
  Number of units outstanding (000's)           --           --           --           --            1           --            5
 EQ/TCW Equity
  Unit value                                    --           --           --           --           --     $ 111.33     $ 114.73
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 EQ/UBS Growth and Income
  Unit value                                    --           --           --           --           --     $ 109.34     $ 118.12
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 EQ/Van Kampen Comstock
  Unit value                                    --           --           --           --           --           --     $ 104.60
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 EQ/Van Kampen Emerging Markets Equity
  Unit value                              $ 198.84     $ 118.14     $ 111.05     $ 103.54     $ 160.00     $ 196.10     $ 258.05
  Number of units outstanding (000's)           --           --           --           --            1           --            2
 EQ/Van Kampen Mid Cap Growth
  Unit value                                    --           --           --           --           --           --     $ 124.11
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 EQ/Wells Fargo Montgomery Small Cap
  Unit value                                    --           --           --           --           --           --     $ 119.40
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 Laudus Rosenberg VIT Value Long/Short  quity
  Unit value                                    --           --           --           --     $  99.57     $ 102.25     $ 108.95
  Number of units outstanding (000's)           --           --           --           --           --           --           --
 U.S. Real Estate -- Class II
  Unit value                                    --           --           --           --     $ 106.93     $ 144.19     $ 166.84
  Number of units outstanding (000's)           --           --           --           --           --           --            2

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).















































Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234

All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                             Life Insurance Company

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO THE MAY 1, 2006 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:



EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS AND EDC SERIES 200 CONTRACTS (THE "MODIFIED CONTRACTS") FOR CHARLOTTE-MECKLENBERG PUBLIC SCHOOLS.
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for Charlotte-Mecklenberg Public Schools. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:



A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:


     1. The next to last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance - key features" is deleted in its entirety and replaced with the following:

        o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.

     2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

        No withdrawal charge applies under TSA or EDC contracts if:

        o    The annuitant separates from service at any time;

        o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

        o    The annuitant retires from employment;

        o The annuitant makes a withdrawal to satisfy minimum distribution requirements; or

        o The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).






FOR USE WITH TSA and EDC CERTIFICATES/CONTRACTS OF CHARLOTTE-MECKLENBERG PUBLIC
                                    SCHOOLS




Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                             Life Insurance Company

888-1359                                                                 x01259

AXA Equitable Life Insurance Company
SUPPLEMENT DATED JUNE 1, 2006 TO THE MAY 1, 2006 EQUI-VEST(R)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED CONTRACTS") FOR THE SCHOOL DISTRICT OF PHILADELPHIA.
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

AXA Equitable offers the Modified Contracts described below to employees in the School District of Philadelphia 403(b) Plan. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA provisions described in the series 100 and 200 prospectus include the following:

A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:



    1. The next to last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance - key features" is deleted in its entirety and replaced with the following:

       o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.



    2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP,


       TSA, EDC and Annuitant-Owned HR-10 contracts," the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:"

       FOR THE MODIFIED CONTRACTS ONLY
       No withdrawal charge applies under TSA contracts if:
       o    The participant separates from service at any time;
       o The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;
       o The participant makes a withdrawal to satisfy minimum distribution requirements;
       o The participant elects a withdrawal that qualifies as a hardship withdrawal under the Internal Revenue Code;
       o We receive proof satisfactory to us (including certification by a licensed physician) that the participant's life expectancy is six months or less;
       o The participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:
            --   its main function is to provide skilled, intermediate or
                 custodial nursing care;
            --   it provides continuous room and board to three or more persons;
            --   it is supervised by a registered nurse or licensed practical nurse;
            --   it keeps daily medical records of each patient;
            --   it controls and records all medications dispensed; --
            --   its primary service is other than to provide housing for
                 residents; or
       o The participant dies and a death benefit is payable to the beneficiary.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                       Americas New York, New York 10104

                                 (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                             Life Insurance Company

 FOR USE WITH TSA CERTIFICATES/CONTRACTS OF THE SCHOOL DISTRICT OF PHILADELPHIA
                                                                          X01260

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (a)      Financial Statements included in Part B.


             1.  Separate Account A:
                 -------------------
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2005;
                 - Statements of Operations for the Year Ended December 31,
                   2005;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2005 and 2004;
                 - Notes to Financial Statements;
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP

            2.   AXA Equitable Life Insurance Company:
                 -------------------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP;
                 - Consolidated Balance Sheets as of December 31, 2005 and 2004;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2005, 2004 and 2003;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 2005, 2004 and 2003;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2005, 2004 and 2003; and
                 - Notes to Consolidated Financial Statements.

            3.   AllianceBernstein L.P.:
                 -----------------------
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Consolidated Statements of Financial Condition as of December
                   31, 2005 and 2004;
                 - Consolidated Statements of Income for the Years Ended
                   December 31, 2005, 2004 and 2003;
                 - Consolidated Statements of Changes in Partners' Capital and
                   Comprehensive Income for the Years Ended December 31, 2005, 2004 and 2003;
                 - Consolidated Statements of Cash Flows for the Years Ended
                   December 31, 2005, 2004 and 2003;
                 - Notes to Consolidated Financial Statements;
                 - Report on Management's Assessment of the Effectiveness of
                   Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

            4.   AllianceBernstein Holding L.P.:
                 -------------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Statements of Financial Condition as of December 31, 2005 and
                   2004;
                 - Statements of Income for the Years Ended December 31, 2005,
                   2004 and 2003;
                 - Statements of Changes in Partners' Capital and Comprehensive
                   Income for the Years Ended December 31, 2005, 2004 and 2003;
                 - Statements of Cash Flows for the Years Ended December 31,
                   2005, 2004 and 2003;
                 - Notes to Financial Statements.
                 - Report on Management's Assessment of the Effectiveness of
                   Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.


           (b)   Exhibits.

           The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:


            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.


                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

                 (h) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (i) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (k) (i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                 (k) (ii) Form of First Amendment (dated January 1, 2001) to
                          Distribution Agreement dated January 1, 1998, previously filed with this Registration Statement No. 2-30070 on December 30, 2004.

                 (l) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (m) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity
                          Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of
                          Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P;
                          Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                          No. 11937C NQ, endorsements and amendments thereto;
                          Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I;
                          previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (h) Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed on December 20, 2001.

                 (i) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (j) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (k) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                 (l) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                 (m) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (n) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (o) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (p) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (q) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (r) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (s) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                 (t) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                 (u) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (v) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

                 (w) Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (x) Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (y) Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

                 (z) Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

                 (a)(a) Form of Endorsement for series 200 EDC plans, No. 2002EDC(10/02), previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (b)(b) Form of Endorsement for series 100 EDC plans, No. 2002EDC-100, previously filed with this
                          Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (c)(c) Form of Group Annuity Contract for series 200 EDCA contracts, No. 2002EDCA, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (d)(d) Form of Endorsement for Series 300 Contracts, No. 2003PRO-RATA, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (e)(e) Form of Endorsement for All Series Contracts, No. 2003GIARATE, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (f)(f) Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (g)(g) Form of Endorsement applicable to EGTRRA-SEP, No. 2003ENSEP, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (h)(h) Form of Endorsement applicable to EGTRRA-SIMPLE IRA, No. 2003ENSIMI, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (i)(i) Form of Group Annuity Contract for NJ ACTS TSA No. 203-TSAGAC403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (j)(j) Form of Group Annuity Certificate for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (k)(k) Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (l)(l) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004EDCGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (m)(m) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004TSAGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (n)(n) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-A, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (o)(o) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (p)(p) Form of Data Pages for EQUI-VEST Strategies, No. 2004EDCCERT-A/B, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (q)(q) Form of TSA 403(B) Group Annuity Contract Application for EQUI-VEST Strategies, No. 2004/403(B), previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (r)(r) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form, No. 2004 EDC STRAT, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (s)(s) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form, No. 2004 TSA STRAT, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (t)(t) Form of Endorsement for Vantage ACTS re: Unallocated Account, No. 2005EN-NJACT, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.


                 (u)(u) Form of Endorsement for EDC re: Amendment to Amount of Annuity Benefits section, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                 (v)(v)   Form of Endorsement Applicable to TSA Contracts,
                          No. 2004TSA, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                 (w)(w) Form of Endorsement for 403(b) arrangement TSA Elective Deferral is filed herewith.


            5.   (a)  Forms of Applications and Requests for Enrollment for
                      Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

            6.   (a)(i)   Copy of the Restated Charter of Equitable, as amended
                          January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (a)(ii) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                 (b)(i) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b)(ii) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.


            7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.


            8.   (a)(i)   Form of Participation Agreement among EQ Advisors
                          Trust, Equitable, Equitable Distributors, Inc. and EQ
                          Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust
                          Registration Statement on Form N-1A (File Nos.
                          33-17217 and 811-07953), filed on August 28, 1997.

                 (a)(ii) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, previously filed with this Registration Statement File No. 2-30070 on December 5, 2001.

                 (a)(iii) Form of Participation Agreement among EQ Advisors
                          Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                          Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                          January 15, 2004.

                 (b) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                 (c) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on August 5, 2003.

             9.  (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically on July 10, 1998.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (d) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 2-30070, on April 19, 2004.

            10.  (a)(i)   Consent of PricewaterhouseCoopers LLP.

                 (a)(ii)  Consent of KPMG LLP.

                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (c) Powers of Attorney, incorporated herein by reference to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

                 (d)      Powers of Attorney are filed herewith.

            11.  Not applicable.

            12.  Not applicable.

Item 25: Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 27.        Number of Contractowners
                ------------------------

                As of February 28, 2006, there were 948,480 owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.




Item 28.        Indemnification
                ---------------

           (a)  Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company("AXA Equitable") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.
                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                              (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
           ---------------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

           (c) Undertaking
           ---------------

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors,LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer



         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records
                --------------------------------


                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th St., New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 21st day of April, 2006.


                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company


                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2006.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert              Mary R. (Nina) Henderson     Scott D. Miller
Christopher M. Condron        James F. Higgins             Joseph H. Moglia
Henri de Castries             W. Edwin Jarmain             Peter J. Tobin
Denis Duverne                 Christina Johnson            Stanley B. Tulin



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 21, 2006

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

4(w)(w)         Form of Endorsement for 403(b) arrangement TSA       EX-99.4ww
                Roth Elective Deferral

10(a)(i)        Consent of PricewaterhouseCoopers LLP                EX-99.10ai

10(a)(ii)       Consent of KPMG LLP.                                 EX-99.10aii

10(d)           Powers of Attorney                                   EX-99.10d